UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21977
Invesco Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, President
3500 Lacey Road
Downers Grove, IL 60515
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco California AMT-Free Municipal Bond ETF
PWZ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco California AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California AMT-Free Municipal Bond ETF	$27	0.28%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade California municipal bond market lagged due to elevated issuance levels, lower spread sensitivity, and longer duration. Because the Fund primarily invests in long-term California municipal bonds, it was exposed to these effects.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA California Long-Term Core Plus Municipal Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -3.95%, differed from the return of the Index, -3.56%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | Guam bonds.
Positions | Chaffey Joint Union High School District (Election of 2012), Series 2015 B, 5.00% coupon, due 8/1/2044, followed by Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No. 2), Series 2016, 5.00% coupon, due 10/1/2047.
What detracted from performance?
State Allocations | California bonds.
Positions | California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 5.00% coupon, due 11/1/2047, followed by California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB, 5.00% coupon, due 5/1/2049.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California AMT-Free Municipal Bond ETF — NAV Return	-3.95%	-0.81%	1.79%
ICE BofA California Long-Term Core Plus Municipal Securities Index	-3.56%	-0.53%	2.07%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Municipal Bond 20 Year Index	-2.95%	-0.14%	2.36%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Prior to July 1, 2022, the Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, the Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$976,324,726
Total number of portfolio holdings	998
Total advisory fees paid	$2,001,186
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
California (State of) Educational Facilities Authority, Series 2025 A, RB, 5.00%, 10/01/2055	0.77%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.63%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 4.00%, 07/01/2044	0.58%
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	0.58%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	0.57%
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB, 5.00%, 04/01/2049	0.56%
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB, 5.00%, 10/01/2054	0.55%
California (State of), Series 2024, GO Bonds, 5.00%, 09/01/2048	0.51%
California (State of), Series 2025, GO Bonds, 5.00%, 03/01/2055	0.50%
California (State of), Series 2023, Ref. GO Bonds, 4.00%, 09/01/2043	0.49%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PWZ-AR
Invesco California AMT-Free Municipal Bond ETF

Invesco CEF Income Composite ETF
PCEF | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco CEF Income Composite ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco CEF Income Composite ETF	$48	0.45%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the fixed income portion of the strategy hampered performance versus the S&P 500® Index. Equities performed well during the period with equity closed-end funds ("CEFs") being no exception. Several equity income strategies outperformed the S&P 500® Index, with discount tightening playing a role.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S-Network Composite Closed-End Fund IndexSM (the “Index”). The Fund generally will invest at least 90% of its total assets in the components of the Index. The Fund is a “fund of funds,” meaning that it invests its assets in the common shares of funds included in the Index rather than in individual securities (each, an “Underlying Fund” and collectively, the “Underlying Funds”).
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 12.23%, differed from the return of the Index, 12.54%, primarily due to fees and expenses incurred by the Fund during the period, partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Asset Class Allocations | Equity CEFs, followed by fixed income CEFs.
Positions | BlackRock Science and Technology Term Trust, followed by Eaton Vance Tax-Managed Global Diversified Equity Income Fund.
What detracted from performance?
Asset Class Allocations | Specialty CEFs, followed by alternative CEFs.
Positions | BlackRock Health Sciences Term Trust, followed by BlackRock Core Bond Trust.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco CEF Income Composite ETF — NAV Return	12.23%	7.73%	7.52%
S-Network Composite Closed-End Fund Index℠	12.54%	7.90%	7.81%
S&P 500® Index	15.88%	14.74%	14.60%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$839,600,112
Total number of portfolio holdings	115
Total advisory fees paid	$3,632,429
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4.09%
Nuveen Preferred & Income Opportunities Fund	2.63%
BlackRock Science & Technology Term Trust	2.60%
Eaton Vance Tax-Managed Diversified Equity Income Fund	2.50%
Nuveen S&P 500 Buy-Write Income Fund	2.47%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	2.40%
BlackRock Enhanced Equity Dividend Trust	2.40%
BlackRock Technology and Private Equity Term Trust	2.37%
BlackRock Capital Allocation Term Trust	2.28%
Virtus Dividend, Interest & Premium Strategy Fund	2.27%
* Excluding money market fund holdings, if any.
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PCEF-AR
Invesco CEF Income Composite ETF

Invesco Dorsey Wright SmallCap Momentum ETF
DWAS | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Dorsey Wright SmallCap Momentum ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright SmallCap Momentum ETF	$59	0.60%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, small-cap stocks in the Russell 2000® Index saw positive performance, though they underperformed the larger-cap stocks of the S&P 500® Index. The Fund saw performance headwinds compared to the Russell 2000® Index driven by security selection.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright SmallCap Tech LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -2.65%, differed from the return of the Index, -2.12%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials sector.
Positions | Heritage Insurance Holdings, Inc., a financials company, and Porch Group, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the information technology sector.
Positions | Rigetti Computing, Inc., an information technology company (no longer held at fiscal year-end), and Aeva Technologies, Inc., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright SmallCap Momentum ETF — NAV Return	-2.65%	9.24%	8.93%
Dorsey Wright SmallCap Tech Leaders™ Index	-2.12%	9.81%	9.50%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$687,842,786
Total number of portfolio holdings	203
Total advisory fees paid	$4,837,386
Portfolio turnover rate	186%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Claritev Corp.	1.61%
Sterling Infrastructure, Inc.	1.57%
Porch Group, Inc.	1.57%
ThredUp, Inc., Class A	1.57%
Dave, Inc.	1.46%
Bel Fuse, Inc., Class B	1.41%
SPX Technologies, Inc.	1.26%
Tutor Perini Corp.	1.20%
Heritage Insurance Holdings, Inc.	1.13%
Soleno Therapeutics, Inc.	1.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-DWAS-AR
Invesco Dorsey Wright SmallCap Momentum ETF

Invesco Equal Weight 0-30 Year Treasury ETF
GOVI | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Equal Weight 0-30 Year Treasury ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equal Weight 0-30 Year Treasury ETF	$15	0.15%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the U.S. treasury bond market experienced an elevated interest rate environment. Because the Fund primarily invests in U.S. treasury bonds, it experienced some losses; however, the Fund's equal-weighting of maturities helped to mitigate this impact.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE 1-30 Year Laddered Maturity US Treasury Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -1.27%, differed from the return of the Index, -1.17%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Duration Allocations | Bonds with maturities of 0-1 years, followed by bonds with maturities of 4-5 years.
Positions | U.S. Treasury Note, 1.50% coupon, due 2/15/2030, followed by U.S. Treasury Note, 2.75% coupon, due 2/15/2028.
What detracted from performance?
Duration Allocations | Bonds with maturities of 26-27 years, followed by bonds with maturities of 25-26 years.
Positions | U.S. Treasury Bond, 2.25% coupon, due 2/15/2052, followed by U.S. Treasury Bond, 1.88% coupon, due 2/15/2051.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equal Weight 0-30 Year Treasury ETF — NAV Return	-1.27%	-4.69%	0.45%
Blended - Invesco Equal Weight 0-30 Year Treasury Benchmark	-1.17%	-4.52%	0.67%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Bloomberg U.S. Treasury Index	2.42%	-1.47%	1.18%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - Invesco Equal Weight 0-30 Year Treasury Benchmark performance is comprised of the performance of the Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index, the Fund's former underlying index, through August 25, 2023, followed by the performance of the Index thereafter.
- Prior to July 1, 2022, the Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, the Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$960,503,987
Total number of portfolio holdings	31
Total advisory fees paid	$1,474,750
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 1.50%, 02/15/2030	3.50%
U.S. Treasury Notes, 1.88%, 02/15/2032	3.49%
U.S. Treasury Notes, 3.50%, 02/15/2033	3.45%
U.S. Treasury Notes, 2.75%, 02/15/2028	3.45%
U.S. Treasury Notes, 4.00%, 02/15/2034	3.43%
U.S. Treasury Bonds, 5.38%, 02/15/2031	3.43%
U.S. Treasury Bonds, 5.25%, 02/15/2029	3.42%
U.S. Treasury Notes, 4.63%, 02/15/2035	3.41%
U.S. Treasury Bonds, 4.50%, 02/15/2036	3.39%
U.S. Treasury Bonds, 4.75%, 02/15/2037	3.37%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GOVI-AR
Invesco Equal Weight 0-30 Year Treasury ETF

Invesco ESG NASDAQ 100 ETF
QQMG | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco ESG NASDAQ 100 ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ESG NASDAQ 100 ETF	$22	0.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the NASDAQ® Composite Index primarily due to its security selection in the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq-100 ESG™ Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 19.32%, differed from the return of the Index, 19.55%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the communication services sector.
Positions | NVIDIA Corp., an information technology company, and Broadcom Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the consumer staples sector.
Positions | Adobe, Inc., an information technology company, and Apple, Inc., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/27/21)
Invesco ESG NASDAQ 100 ETF — NAV Return	19.32%	12.76%
Nasdaq-100 ESG™ Index	19.55%	12.96%
NASDAQ® Composite Index	21.95%	10.17%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$99,592,151
Total number of portfolio holdings	93
Total advisory fees paid	$147,216
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.64%
Microsoft Corp.	9.92%
Apple, Inc.	8.48%
Broadcom, Inc.	5.60%
Amazon.com, Inc.	3.94%
Netflix, Inc.	3.55%
Alphabet, Inc., Class A	2.18%
Tesla, Inc.	2.16%
Cisco Systems, Inc.	2.11%
Advanced Micro Devices, Inc.	2.08%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QQMG-AR
Invesco ESG NASDAQ 100 ETF

Invesco ESG NASDAQ Next Gen 100 ETF
QQJG | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco ESG NASDAQ Next Gen 100 ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ESG NASDAQ Next Gen 100 ETF	$22	0.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the NASDAQ® Composite Index primarily due to its large overweight allocation to the health care sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq Next Generation 100 ESG™ Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 16.23%, differed from the return of the Index, 16.46%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the consumer discretionary sector.
Positions | AppLovin Corp., an information technology company (no longer held at fiscal year-end), and Seagate Technology Holdings PLC, an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector.
Positions | ICON PLC, a health care company, and Cooper Cos., Inc. (The), a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/27/21)
Invesco ESG NASDAQ Next Gen 100 ETF — NAV Return	16.23%	2.47%
Nasdaq Next Generation 100 ESG™ Index	16.46%	2.66%
NASDAQ® Composite Index	21.95%	10.17%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$5,923,441
Total number of portfolio holdings	95
Total advisory fees paid	$11,593
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
eBay, Inc.	3.27%
Seagate Technology Holdings PLC	3.22%
Monolithic Power Systems, Inc.	2.92%
Alnylam Pharmaceuticals, Inc.	2.81%
Tractor Supply Co.	2.72%
Western Digital Corp.	2.44%
Flex Ltd.	2.07%
NetApp, Inc.	1.91%
Trimble, Inc.	1.87%
Ulta Beauty, Inc.	1.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QQJG-AR
Invesco ESG NASDAQ Next Gen 100 ETF

Invesco ESG S&P 500 Equal Weight ETF
RSPE | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco ESG S&P 500 Equal Weight ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ESG S&P 500 Equal Weight ETF	$21	0.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index, as its equal-weighting methodology caused it to be notably underweight top performing securities during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500 Equal Weight Scored & Screened Leaders Select Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.90%, differed from the return of the Index, 8.03%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Consumer discretionary sector, followed by the financials sector.
Positions | Royal Caribbean Cruises Ltd., a consumer discretionary company, and Carnival Corp., a consumer discretionary company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the consumer staples sector.
Positions | Moderna, Inc., a health care company, and Centene Corp., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (11/17/21)
Invesco ESG S&P 500 Equal Weight ETF — NAV Return	7.90%	5.55%
S&P 500 Equal Weight Scored & Screened Leaders Select Index	8.03%	5.74%
S&P 500® Index	15.88%	10.48%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 10, 2025, the Index changed its name from the S&P 500 Equal Weight ESG Leaders Select Index to the S&P 500 Equal Weight Scored & Screened Leaders Select Index. The methodology remains the same.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$25,731,134
Total number of portfolio holdings	189
Total advisory fees paid	$43,152
Portfolio turnover rate	40%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Western Digital Corp.	0.74%
Newmont Corp.	0.71%
D.R. Horton, Inc.	0.70%
Royal Caribbean Cruises Ltd.	0.70%
Advanced Micro Devices, Inc.	0.69%
Carnival Corp.	0.68%
Corning, Inc.	0.68%
United Rentals, Inc.	0.68%
Estee Lauder Cos., Inc. (The), Class A	0.67%
Humana, Inc.	0.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPE-AR
Invesco ESG S&P 500 Equal Weight ETF

Invesco Floating Rate Municipal Income ETF
PVI | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Floating Rate Municipal Income ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate Municipal Income ETF	$25	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the non-taxable variable rate demand obligation market benefited from elevated interest rates. Because the Fund holds the majority of its portfolio in variable rate demand obligation bonds, it benefited from this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE US Municipal AMT-Free VRDO Constrained Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.35%, differed from the return of the Index, 2.74%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by Florida bonds.
Positions | West Palm Beach (City Of), FL, Series 2008 C, 2.65% coupon, due 10/1/2038, followed by New York (City of), NY, Municipal Water Finance Authority, Series 2012, 2.60% coupon, due 6/15/2046.
What detracted from performance?
State Allocations | No states detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate Municipal Income ETF — NAV Return	2.35%	1.54%	1.10%
Blended - ICE US Municipal AMT-Free VRDO Constrained Index	2.74%	1.86%	1.36%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Municipal 1-Year Bond Index	3.26%	1.65%	1.53%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - ICE US Municipal AMT-Free VRDO Constrained Index performance is comprised of the performance of the Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index, the Fund's former underlying index, through March 24, 2021, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$31,041,178
Total number of portfolio holdings	85
Total advisory fees paid	$76,424
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Water & Power, Series 2021 A-1, RB, 3.30%, 09/02/2025	4.51%
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB, 2.75%, 06/15/2046	4.43%
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB, 2.67%, 07/01/2039	3.87%
Orlando (City of), FL Utilities Commission, Series 2015 B, Ref. VRD RB, 3.08%, 10/01/2039	3.87%
New York City Housing Development Corp., Series 2006 A, VRD RB, 2.70%, 10/15/2041	3.87%
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 F, Ref. VRD RB, 3.75%, 08/15/2057	3.87%
Texas (State of), Series 2015 B, VRD GO Bonds, 2.77%, 06/01/2046	3.58%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, 2.65%, 09/01/2035	3.54%
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds, 3.95%, 08/01/2044	3.22%
Board of Regents of the University of Texas System, Series 2008 B, VRD RB, 2.60%, 08/01/2039	3.22%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PVI-AR
Invesco Floating Rate Municipal Income ETF

Invesco Fundamental High Yield® Corporate Bond ETF
PHB | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Fundamental High Yield® Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Fundamental High Yield® Corporate Bond ETF	$52	0.50%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the high-yield credit market benefited from tightening credit spreads, higher carry, and resilient growth. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds with relatively strong fundamentals, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the RAFI® Bonds U.S. High Yield 1-10 Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 6.44%, differed from the return of the Index, 6.83%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Hotels, restaurants & leisure industry, followed by the consumer finance industry.
Positions | Walgreens Boots Alliance, Inc., 3.20% coupon, due 4/15/2030, a consumer staples distribution & retail company (no longer held at fiscal year-end), followed by Synchrony Financial, 7.25% coupon, due 2/2/2033, a consumer finance company.
What detracted from performance?
Industry Allocations | Technology hardware, storage & peripherals industry.
Positions | Sunnova Energy Corp., 11.75% coupon, due 10/1/2028, an independent power and renewable electricity producers company (no longer held at fiscal year-end), followed by Xerox Holdings Corp., 5.50% coupon, due 8/15/2028, a technology hardware, storage & peripherals company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Fundamental High Yield® Corporate Bond ETF — NAV Return	6.44%	4.15%	4.65%
RAFI® Bonds U.S. High Yield 1-10 Index	6.83%	4.61%	5.36%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Bloomberg U.S. Corporate High Yield Index	8.26%	5.16%	5.80%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$351,960,341
Total number of portfolio holdings	268
Total advisory fees paid	$1,923,957
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Albertson's Cos., Inc./Safeway, Inc./New Albertson's L.P./Albertson's LLC, 6.25%, 03/15/2033	1.15%
PG&E Corp., 5.25%, 07/01/2030	1.06%
Synchrony Financial, 7.25%, 02/02/2033	1.05%
Ford Motor Co., 3.25%, 02/12/2032	1.02%
United AirLines, Inc., 4.63%, 04/15/2029	0.99%
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	0.98%
Level 3 Financing, Inc., 6.88%, 06/30/2033	0.98%
StoneX Group, Inc., 7.88%, 03/01/2031	0.91%
Coinbase Global, Inc., 3.63%, 10/01/2031	0.86%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.10%, 06/01/2029	0.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PHB-AR
Invesco Fundamental High Yield® Corporate Bond ETF

Invesco Fundamental Investment Grade Corporate Bond ETF
PFIG | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Fundamental Investment Grade Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Fundamental Investment Grade Corporate Bond ETF	$23	0.22%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the RAFI® Bonds U.S. Investment Grade 1-10 Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.34%, differed from the return of the Index, 5.55%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Insurance industry, followed by the banks industry.
Positions | JPMorgan Chase & Co., 2.95% coupon, due 10/1/2026, a banks company, followed by Bank of America Corp., 3.25% coupon, due 10/21/2027, a banks company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Tapestry, Inc., 7.85% coupon, due 11/27/2033, a textiles, apparel & luxury goods company (no longer held at fiscal year-end), followed by Tapestry, Inc., 7.35% coupon, due 11/27/2028, a textiles, apparel & luxury goods company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Fundamental Investment Grade Corporate Bond ETF — NAV Return	5.34%	0.98%	2.75%
RAFI® Bonds U.S. Investment Grade 1-10 Index	5.55%	1.18%	2.98%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Bloomberg U.S. Corporate Index	3.91%	-0.01%	3.05%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$87,061,611
Total number of portfolio holdings	791
Total advisory fees paid	$162,646
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., 2.95%, 10/01/2026	0.97%
Bank of America Corp., 3.25%, 10/21/2027	0.81%
Apple, Inc., 1.65%, 02/08/2031	0.45%
Apple, Inc., 3.25%, 02/23/2026	0.44%
U.S. Bancorp, 1.38%, 07/22/2030	0.42%
Exxon Mobil Corp., 2.61%, 10/15/2030	0.41%
Amazon.com, Inc., 2.10%, 05/12/2031	0.41%
Truist Financial Corp., 1.95%, 06/05/2030	0.40%
Microsoft Corp., 3.30%, 02/06/2027	0.40%
Exxon Mobil Corp., 3.04%, 03/01/2026	0.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PFIG-AR
Invesco Fundamental Investment Grade Corporate Bond ETF

Invesco KBW Bank ETF
KBWB | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco KBW Bank ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Bank ETF	$41	0.35%
How Did The Fund Perform During The Period?
• For the fiscal year ended August 31, 2025, the S&P 500® Index generally performed well outside of tariff-induced pullbacks in the spring. Deregulation of the banking industry served as a tailwind for the Fund, which outperformed the S&P 500® Financials Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq BankTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 33.50%, differed from the return of the Index, 34.02%, primarily due to the daily compounding of fees and the drag of cash positions during a period of high returns.
What contributed to performance?
Sub-Industry Allocations |  Diversified banks sub-industry, followed by the investment banking & brokerage and regional banks sub-industries, respectively.
Positions | Morgan Stanley, an investment banking & brokerage company, and Goldman Sachs Group, Inc. (The), an investment banking & brokerage company.
What detracted from performance?
Sub-Industry Allocations |  No sub-industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Bank ETF — NAV Return	33.50%	17.75%	10.35%
KBW Nasdaq Bank™ Index	34.02%	18.17%	10.73%
S&P 500® Index	15.88%	14.74%	14.60%
S&P 500® Financials Index	19.92%	18.82%	13.25%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$4,944,676,746
Total number of portfolio holdings	28
Total advisory fees paid	$11,535,902
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Goldman Sachs Group, Inc. (The)	8.37%
Morgan Stanley	7.93%
Bank of America Corp.	7.76%
JPMorgan Chase & Co.	7.70%
Wells Fargo & Co.	7.41%
Citigroup, Inc.	4.32%
Capital One Financial Corp.	4.05%
Fifth Third Bancorp	4.04%
State Street Corp.	4.02%
PNC Financial Services Group, Inc. (The)	4.02%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KBWB-AR
Invesco KBW Bank ETF

Invesco KBW High Dividend Yield Financial ETF
KBWD | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco KBW High Dividend Yield Financial ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW High Dividend Yield Financial ETF	$36	0.35%
How Did The Fund Perform During The Period?
• For the fiscal year ended August 31, 2025, the S&P 500® Index generally performed well outside of tariff-induced pullbacks in the spring. While financial stocks generally performed well, the Fund saw headwinds in the financial services sub-sector compared to the S&P 500® Financials Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Financial Sector Dividend YieldTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.26%, differed from the return of the Index, 4.67%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sub-Industry Allocations |  Asset management & custody banks sub-industry, followed by the regional banks sub-industry.
Positions | Trinity Capital, Inc., an asset management & custody banks company, and OneMain Holdings, Inc., a consumer finance company.
What detracted from performance?
Sub-Industry Allocations |  Mortgage REITs sub-industry, followed by the transaction & payment processing services sub-industry.
Positions | Ready Capital Corp., a mortgage REITs company, and Prospect Capital Corp., an asset management & custody banks company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW High Dividend Yield Financial ETF — NAV Return	4.26%	11.87%	5.29%
KBW Nasdaq Financial Sector Dividend Yield™ Index	4.67%	11.96%	5.27%
S&P 500® Index	15.88%	14.74%	14.60%
S&P 500® Financials Index	19.92%	18.82%	13.25%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$430,941,999
Total number of portfolio holdings	43
Total advisory fees paid	$1,414,050
Portfolio turnover rate	60%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Orchid Island Capital, Inc.	4.53%
Invesco Mortgage Capital, Inc.	4.05%
Dynex Capital, Inc.	3.68%
AGNC Investment Corp.	3.66%
MFA Financial, Inc.	3.54%
ARMOUR Residential REIT, Inc.	3.50%
CION Investment Corp., BDC	3.46%
Annaly Capital Management, Inc.	3.44%
Two Harbors Investment Corp.	3.34%
Arbor Realty Trust, Inc.	3.24%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KBWD-AR
Invesco KBW High Dividend Yield Financial ETF

Invesco KBW Premium Yield Equity REIT ETF
KBWY | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco KBW Premium Yield Equity REIT ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Premium Yield Equity REIT ETF	$33	0.35%
How Did The Fund Perform During The Period?
• For the fiscal year ended August 31, 2025, the S&P 500® Index generally performed well outside of tariff-induced pullbacks in the spring. While real estate investment trust ("REIT") stocks were generally flat, the Fund saw additional headwinds among high-yielding REITs in the real estate sector compared to the Dow Jones U.S. Real Estate Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Premium Yield Equity REITTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -12.59%, differed from the return of the Index, -12.31%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sub-Industry Allocations |  Integrated telecommunications services sub-industry, followed by the other specialized REITs sub-industry.
Positions | Uniti Group, Inc., an other specialized REITs company (no longer held at fiscal year-end), and EPR Properties, an other specialized REITs company.
What detracted from performance?
Sub-Industry Allocations |  Diversified REITs sub-industry, followed by the hotel & resorts REITs sub-industry.
Positions | Service Properties Trust, a hotel & resort REITs company (no longer held at fiscal year-end), and NexPoint Diversified Real Estate Trust, a diversified REITs company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Premium Yield Equity REIT ETF — NAV Return	-12.59%	5.08%	1.84%
KBW Nasdaq Premium Yield Equity REIT™ Index	-12.31%	5.37%	2.01%
S&P 500® Index	15.88%	14.74%	14.60%
Dow Jones U.S. Real Estate Index	1.04%	6.47%	6.97%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$251,081,557
Total number of portfolio holdings	29
Total advisory fees paid	$804,149
Portfolio turnover rate	77%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Brandywine Realty Trust	6.18%
Innovative Industrial Properties, Inc.	6.11%
Park Hotels & Resorts, Inc.	4.74%
Community Healthcare Trust, Inc.	4.70%
Global Medical REIT, Inc.	4.47%
Healthcare Realty Trust, Inc.	4.45%
Global Net Lease, Inc.	4.30%
Apple Hospitality REIT, Inc.	4.05%
Easterly Government Properties, Inc.	3.79%
RLJ Lodging Trust	3.77%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KBWY-AR
Invesco KBW Premium Yield Equity REIT ETF

Invesco KBW Property & Casualty Insurance ETF
KBWP | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco KBW Property & Casualty Insurance ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Property & Casualty Insurance ETF	$36	0.35%
How Did The Fund Perform During The Period?
• For the fiscal year ended August 31, 2025, the S&P 500® Index generally performed well outside of tariff-induced pullbacks in the spring. Property & casualty insurance stocks generally performed well, which helped the Fund see additional tailwinds compared to the S&P 500® Property & Casualty Index, which had more exposure to the lagging multi-line insurance sub-industry.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Property & CasualtyTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.08%, differed from the return of the Index, 7.45%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sub-Industry Allocations |  Property & casualty insurance sub-industry, followed by multi-line insurance sub-industry.
Positions | Travelers Cos., Inc. (The), a property & casualty insurance company, and AXIS Capital Holdings Ltd., a property & casualty insurance company.
What detracted from performance?
Sub-Industry Allocations |  Reinsurance sub-industry.
Positions | Arch Capital Group Ltd., a property & casualty insurance company, and Selective Insurance Group, Inc., a property & casualty insurance company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Property & Casualty Insurance ETF — NAV Return	7.08%	17.59%	12.77%
KBW Nasdaq Property & Casualty™ Index	7.45%	17.99%	13.15%
S&P 500® Index	15.88%	14.74%	14.60%
S&P 500® Property & Casualty Index	3.97%	21.40%	16.47%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$476,155,541
Total number of portfolio holdings	27
Total advisory fees paid	$1,556,197
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Travelers Cos., Inc. (The)	8.13%
Allstate Corp. (The)	8.00%
American International Group, Inc.	7.93%
Chubb Ltd.	7.64%
Progressive Corp. (The)	7.16%
American Financial Group, Inc.	4.52%
Assurant, Inc.	4.38%
Hartford Insurance Group, Inc. (The)	4.21%
Cincinnati Financial Corp.	4.20%
Hanover Insurance Group, Inc. (The)	4.07%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KBWP-AR
Invesco KBW Property & Casualty Insurance ETF

Invesco KBW Regional Banking ETF
KBWR | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco KBW Regional Banking ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Regional Banking ETF	$37	0.35%
How Did The Fund Perform During The Period?
• For the fiscal year ended August 31, 2025, the S&P 500® Index generally performed well outside of tariff-induced pullbacks in the spring. While bank stocks generally performed well, the Fund saw headwinds in the regional banks sub-industry compared to the S&P Composite 1500® Commercial Banks Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Regional BankingTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 11.43%, differed from the return of the Index, 11.84%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sub-Industry Allocations |  Regional banks sub-industry.
Positions | Webster Financial Corp., a regional banks company, and Texas Capital Bancshares, Inc., a regional banks company.
What detracted from performance?
Sub-Industry Allocations |  No sub-industries detracted from the Fund's performance during the period.
Positions | Atlantic Union Bankshares Corp., a regional banks company, and WaFd, Inc., a regional banks company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Regional Banking ETF — NAV Return	11.43%	15.42%	7.17%
KBW Nasdaq Regional Banking™ Index	11.84%	15.82%	7.53%
S&P 500® Index	15.88%	14.74%	14.60%
S&P Composite 1500® Commercial Banks Index	30.02%	20.32%	11.80%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$53,501,173
Total number of portfolio holdings	51
Total advisory fees paid	$184,071
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Webster Financial Corp.	4.28%
SouthState Corp.	4.19%
Cullen/Frost Bankers, Inc.	3.39%
Commerce Bancshares, Inc.	3.38%
Pinnacle Financial Partners, Inc.	3.08%
Cadence Bank	2.24%
Popular, Inc.	2.19%
Texas Capital Bancshares, Inc.	2.18%
F.N.B. Corp.	2.17%
Ameris Bancorp	2.15%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KBWR-AR
Invesco KBW Regional Banking ETF

Invesco MSCI North America Climate ETF
KLMN | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco MSCI North America Climate ETF (the “Fund”) for the period December 9, 2024 (commencement of operations) to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI North America Climate ETF	$7	0.09%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2025, the MSCI North America Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the MSCI North America Index primarily due to security selection in the consumer staples sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI Global Climate 500 North America Selection Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index as well as American depositary receipts ("ADRs") and global depositary receipts ("GDRs") that represent securities in the Index.
• For the fiscal period December 11, 2024 (Fund inception) through August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.03%, differed from the return of the Index, 7.14%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the financials sector.
Positions | NVIDIA Corp., an information technology company, and Broadcom, Inc., and information technology company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the consumer discretionary sector.
Positions | Apple, Inc., an information technology company, and Tesla, Inc., a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (12/11/24)
Invesco MSCI North America Climate ETF — NAV Return	7.03%
MSCI Global Climate 500 North America Selection Index	7.14%
MSCI ACWI Index (Net)	10.42%
MSCI North America Index	7.13%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,679,098,448
Total number of portfolio holdings	284
Total advisory fees paid	$1,480,900
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.19%
Microsoft Corp.	6.09%
Apple, Inc.	5.91%
Amazon.com, Inc.	3.71%
Meta Platforms, Inc., Class A	2.78%
Alphabet, Inc., Class A	2.38%
Broadcom, Inc.	2.27%
Tesla, Inc.	1.65%
Alphabet, Inc., Class C	1.53%
JPMorgan Chase & Co.	1.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's Index is a subset of the MSCI ACWI Select Climate 500 Index (the “Parent Index”). Effective June 2, 2025, the methodology for the Parent Index was modified, such that it (i) no longer excludes companies in the business of fossil fuel power generation from the Parent Index’s investment universe, and (ii) lowered certain thresholds for the exclusion of companies in the business of thermal coal-based power generation from the Parent Index’s investment universe. Accordingly, effective June 2, 2025, the Fund modified its principal investment strategies to describe the Parent Index methodology updates.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KLMN-AR
Invesco MSCI North America Climate ETF

Invesco MSCI USA ETF
PBUS | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco MSCI USA ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI USA ETF	$4	0.04%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the MSCI USA Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI USA Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 16.36%, differed from the return of the Index, 16.45%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the communication services sector.
Positions | NVIDIA Corp., an information technology company, and Microsoft Corp., an information technology company.
What detracted from performance?
Sector Allocations | Health care sector.
Positions | UnitedHealth Group, Inc., a health care company, and Eli Lilly and Co., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/22/17)
Invesco MSCI USA ETF — NAV Return	16.36%	14.40%	14.52%
MSCI USA Index	16.45%	14.45%	14.60%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$8,447,953,848
Total number of portfolio holdings	547
Total advisory fees paid	$2,558,023
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.53%
Microsoft Corp.	6.34%
Apple, Inc.	6.15%
Amazon.com, Inc.	3.88%
Meta Platforms, Inc., Class A	2.84%
Broadcom, Inc.	2.36%
Alphabet, Inc., Class A	2.20%
Alphabet, Inc., Class C	1.86%
Tesla, Inc.	1.71%
JPMorgan Chase & Co.	1.48%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBUS-AR
Invesco MSCI USA ETF

Invesco NASDAQ 100 ETF
QQQM | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco NASDAQ 100 ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ 100 ETF	$17	0.15%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the NASDAQ® Composite Index primarily due to its security selection in the information technology, industrials, and health care sectors, as well as its overweight allocation to the consumer staples sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq-100 Index® (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 20.34%, differed from the return of the Index, 20.52%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the consumer discretionary sector.
Positions | NVIDIA Corp., an information technology company, and Broadcom, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the consumer staples sector.
Positions | Adobe, Inc., an information technology company, and Regeneron Pharmaceuticals, Inc., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/13/20)
Invesco NASDAQ 100 ETF — NAV Return	20.34%	15.26%
Nasdaq-100 Index®	20.52%	15.42%
NASDAQ® Composite Index	21.95%	13.75%
Russell 3000® Index	15.84%	14.19%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$58,797,303,178
Total number of portfolio holdings	105
Total advisory fees paid	$64,181,955
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.73%
Microsoft Corp.	8.63%
Apple, Inc.	7.94%
Amazon.com, Inc.	5.57%
Broadcom, Inc.	5.30%
Meta Platforms, Inc., Class A	3.68%
Netflix, Inc.	2.90%
Alphabet, Inc., Class A	2.84%
Tesla, Inc.	2.78%
Alphabet, Inc., Class C	2.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QQQM-AR
Invesco NASDAQ 100 ETF

Invesco Nasdaq Biotechnology ETF
IBBQ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Nasdaq Biotechnology ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Nasdaq Biotechnology ETF	$19	0.19%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P Composite 1500® Biotechnology Index fell amid negative performance in the health care sector. While biotechnology stocks faced headwinds, the Fund outperformed the S&P Composite 1500® Biotechnology Index primarily due to its allocation to the pharmaceuticals and life sciences tools & services industries.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq BiotechnologyTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -3.44%, differed from the return of the Index, -3.36%, primarily due to fees and expenses that the Fund incurred during the period, partially offset by income earned from the securities lending program in which the Fund participates.
What contributed to performance?
Industry Allocations |  Pharmaceuticals industry, followed by the health care providers & services industry.
Positions | Gilead Sciences, Inc., a biotechnology company, followed by Alnylam Pharmaceuticals, Inc., a biotechnology company.
What detracted from performance?
Industry Allocations |  Biotechnology industry, followed by the health care equipment & supplies industry.
Positions | Regeneron Pharmaceuticals, Inc., a biotechnology company, and Moderna, Inc., a biotechnology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/11/21)
Invesco Nasdaq Biotechnology ETF — NAV Return	-3.44%	-1.26%
Nasdaq Biotechnology™ Index	-3.36%	-1.18%
NASDAQ® Composite Index	21.95%	11.36%
S&P Composite 1500® Biotechnology Index	-6.97%	6.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$35,778,813
Total number of portfolio holdings	259
Total advisory fees paid	$72,215
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Gilead Sciences, Inc.	7.22%
Amgen, Inc.	7.03%
Vertex Pharmaceuticals, Inc.	6.23%
Regeneron Pharmaceuticals, Inc.	6.22%
Alnylam Pharmaceuticals, Inc.	5.16%
AstraZeneca PLC, ADR	4.80%
Insmed, Inc.	2.52%
argenx SE, ADR	2.29%
Biogen, Inc.	1.97%
Summit Therapeutics, Inc.	1.79%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IBBQ-AR
Invesco Nasdaq Biotechnology ETF

Invesco Nasdaq Free Cash Flow Achievers ETF
QOWZ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Nasdaq Free Cash Flow Achievers ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Nasdaq Free Cash Flow Achievers ETF	$42	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the Russell 3000® Index rose, driven primarily by securities in the information technology sector. The Fund underperformed the Russell 3000® Index primarily due to its security selection results in the health care sector, as well as its security selection results in the information technology and consumer discretionary sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq US Free Cash Flow AchieversTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal period ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 14.28%, differed from the return of the Index, 14.73%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Semiconductors & semiconductor equipment industry, followed by the interactive media & services industry.
Positions | NVIDIA Corp., a semiconductors & semiconductor equipment company, and Broadcom, Inc., a semiconductors & semiconductor equipment company.
What detracted from performance?
Industry Allocations |  Health care providers & services industry, followed by the life sciences tools & services industry.
Positions | UnitedHealth Group, Inc., a health care providers & services company (no longer held at fiscal year-end), and Adobe, Inc., a software company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/6/23)
Invesco Nasdaq Free Cash Flow Achievers ETF — NAV Return	14.28%	27.42%
Nasdaq US Free Cash Flow Achievers™ Index	14.73%	27.84%
Russell 3000® Index	15.84%	23.56%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$15,036,040
Total number of portfolio holdings	53
Total advisory fees paid	$50,950
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.28%
Meta Platforms, Inc., Class A	7.72%
Broadcom, Inc.	7.64%
Mastercard, Inc., Class A	4.64%
Thermo Fisher Scientific, Inc.	3.39%
Salesforce, Inc.	3.28%
ServiceNow, Inc.	2.86%
Intuit, Inc.	2.79%
KLA Corp.	2.70%
Cadence Design Systems, Inc.	2.59%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QOWZ-AR
Invesco Nasdaq Free Cash Flow Achievers ETF

Invesco NASDAQ Future Gen 200 ETF
QQQS | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco NASDAQ Future Gen 200 ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ Future Gen 200 ETF	$21	0.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the NASDAQ® Composite Index primarily due to its large overweight allocation to the health care sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq Innovators Completion CapTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 13.50%, differed from the return of the Index, 13.38%, primarily due to income from securities lending in which the Fund participates, partially offset by trading commissions and brokerage fees, as well as fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the industrials sector.
Positions | Microvast Holdings, Inc., an industrials company (no longer held at fiscal year-end), and CommScope Holding Co., Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Consumer discretionary sector, followed by the health care sector.
Positions | Ironwood Pharmaceuticals, Inc., a health care company (no longer held at fiscal year-end), and QVC Group, Inc., Class A, a consumer discretionary company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/13/22)
Invesco NASDAQ Future Gen 200 ETF — NAV Return	13.50%	7.48%
Nasdaq Innovators Completion Cap™ Index	13.38%	7.43%
NASDAQ® Composite Index	21.95%	28.51%
Russell 2000® Index	8.17%	13.16%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$9,464,197
Total number of portfolio holdings	206
Total advisory fees paid	$16,857
Portfolio turnover rate	73%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Viasat, Inc.	1.48%
EchoStar Corp., Class A	1.40%
Nektar Therapeutics	1.10%
Aldeyra Therapeutics, Inc.	1.09%
CommScope Holding Co., Inc.	1.06%
Esperion Therapeutics, Inc.	1.05%
Aehr Test Systems	1.05%
ATAI Life Sciences N.V.	0.80%
nLight, Inc.	0.76%
SolarEdge Technologies, Inc.	0.76%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective October 14, 2025, the Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QQQS-AR
Invesco NASDAQ Future Gen 200 ETF

Invesco NASDAQ Next Gen 100 ETF
QQQJ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco NASDAQ Next Gen 100 ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ Next Gen 100 ETF	$16	0.15%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the NASDAQ® Composite Index primarily due to its large overweight allocation to the health care sector, which was partially offset by strong security selection in the industrials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq Next Generation 100 Index™ (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 19.66%, differed from the return of the Index, 19.86%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the industrials sector.
Positions | AppLovin Corp., an information technology company (no longer held at fiscal year-end), and Alnylam Pharmaceuticals, Inc., a health care company.
What detracted from performance?
Sector Allocations |  Health care sector.
Positions | ICON PLC, a health care company, and Sarepta Therapeutics, Inc., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/13/20)
Invesco NASDAQ Next Gen 100 ETF — NAV Return	19.66%	6.21%
Nasdaq Next Generation 100 Index™	19.86%	6.35%
NASDAQ® Composite Index	21.95%	13.75%
Russell 3000® Index	15.84%	14.19%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$654,632,428
Total number of portfolio holdings	111
Total advisory fees paid	$958,314
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Alnylam Pharmaceuticals, Inc.	3.25%
eBay, Inc.	2.34%
Monolithic Power Systems, Inc.	2.23%
Seagate Technology Holdings PLC	1.98%
United Airlines Holdings, Inc.	1.92%
Tractor Supply Co.	1.83%
Astera Labs, Inc.	1.68%
Insmed, Inc.	1.61%
Western Digital Corp.	1.56%
Expedia Group, Inc.	1.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QQQJ-AR
Invesco NASDAQ Next Gen 100 ETF

Invesco National AMT-Free Municipal Bond ETF
PZA | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco National AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco National AMT-Free Municipal Bond ETF	$27	0.28%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, lower spread sensitivity, and longer duration. Because the Fund primarily invests in investment grade national municipal bonds, it was exposed to these effects.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA National Long-Term Core Plus Municipal Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -3.87%, differed from the return of the Index, -3.29%, primarily due to fees and expenses that the Fund incurred during the period, as well as costs associated with rebalancing and sampling.
What contributed to performance?
State Allocations | Kansas bonds, followed by South Dakota bonds.
Positions | University of California, Series 2016 AR, 5.00% coupon, due 5/15/2046, followed by Sales Tax Securitization Corp., Series 2018 A, 5.00% coupon, due 1/1/2040 (no longer held at fiscal year-end).
What detracted from performance?
State Allocations | New York bonds, followed by California bonds.
Positions | Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, 4.00% coupon, due 11/15/2050, followed by Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, 4.00% coupon, due 5/15/2057.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco National AMT-Free Municipal Bond ETF — NAV Return	-3.87%	-0.82%	1.79%
ICE BofA National Long-Term Core Plus Municipal Securities Index	-3.29%	-0.38%	2.18%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Municipal Bond 20 Year Index	-2.95%	-0.14%	2.36%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Prior to July 1, 2022, the Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, the Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$3,010,865,057
Total number of portfolio holdings	4,748
Total advisory fees paid	$8,325,776
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds, 5.00%, 11/01/2048	0.44%
California (State of), Series 2023, Ref. GO Bonds, 5.00%, 09/01/2043	0.25%
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds, 4.00%, 07/01/2050	0.22%
University of California, Series 2016 AR, Ref. RB, 5.00%, 05/15/2046	0.22%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.20%
Hamilton (County of), OH (Cincinnati Children's Hospital), Series 2019 CC, RB, 5.00%, 11/15/2049	0.20%
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB, 5.00%, 04/01/2048	0.19%
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.25%, 03/15/2052	0.18%
California (State of), Series 2023, Ref. GO Bonds, 4.00%, 09/01/2043	0.17%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.17%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PZA-AR
Invesco National AMT-Free Municipal Bond ETF

Invesco New York AMT-Free Municipal Bond ETF
PZT | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco New York AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New York AMT-Free Municipal Bond ETF	$27	0.28%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade New York municipal bond market lagged due to elevated issuance levels, lower spread sensitivity, and longer duration. Because the Fund primarily invests in long-term New York municipal bonds, it was exposed to these effects.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA New York Long-Term Core Plus Municipal Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -4.02%, differed from the return of the Index, -3.71%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | No states contributed to the Fund's performance during this period.
Positions | New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, 5.00% coupon, due 11/15/2040, followed by New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, 5.00% coupon, due 11/15/2045.
What detracted from performance?
State Allocations | New York bonds, followed by Guam bonds.
Positions | New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, 4.00% coupon, due 11/15/2052, followed by New York (State of) Dormitory Authority, Series 2020 A, 4.00% coupon, due 7/1/2050.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New York AMT-Free Municipal Bond ETF — NAV Return	-4.02%	-0.72%	1.81%
ICE BofA New York Long-Term Core Plus Municipal Securities Index	-3.71%	-0.40%	2.01%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Municipal Bond 20 Year Index	-2.95%	-0.14%	2.36%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Prior to July 1, 2022, the Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, the Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$131,862,209
Total number of portfolio holdings	547
Total advisory fees paid	$373,164
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB, 5.00%, 11/01/2049	1.54%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2051	1.52%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.43%
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB, 4.13%, 06/15/2047	1.37%
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB, 4.00%, 03/15/2044	1.36%
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB, 4.00%, 07/01/2047	1.35%
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, 4.00%, 11/15/2061	1.26%
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB, 4.00%, 07/01/2049	1.14%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2045	1.13%
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB, 3.00%, 11/01/2047	1.08%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PZT-AR
Invesco New York AMT-Free Municipal Bond ETF

Invesco PHLX Semiconductor ETF
SOXQ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco PHLX Semiconductor ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco PHLX Semiconductor ETF	$20	0.19%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the Fund underperformed the S&P Composite 1500® Semiconductor Index due primarily to weighting market caps, which significantly limited exposure to both NVIDIA Corp. and Broadcom, Inc., hampering returns versus the S&P Composite 1500® Semiconductor Index. The two holdings averaged approximately 75% of the index weighting versus only 24% of the Fund's weighting.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the PHLX SemiconductorTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 10.64%, differed from the return of the Index, 10.90%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Semiconductors & semiconductor equipment industry.
Positions | Broadcom, Inc., a semiconductors & semiconductor equipment company, and NVIDIA Corp., a semiconductors & semiconductor equipment company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | ON Semiconductor Corp., a semiconductors & semiconductor equipment company, and GLOBALFOUNDRIES, Inc., a semiconductors & semiconductor equipment company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/11/21)
Invesco PHLX Semiconductor ETF — NAV Return	10.64%	15.55%
PHLX Semiconductor™ Index	10.90%	15.77%
NASDAQ® Composite Index	21.95%	11.36%
S&P Composite 1500® Semiconductor Index	40.45%	39.12%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$509,992,918
Total number of portfolio holdings	33
Total advisory fees paid	$888,067
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.93%
Broadcom, Inc.	10.27%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.99%
Advanced Micro Devices, Inc.	4.91%
Micron Technology, Inc.	4.21%
Intel Corp.	4.16%
Lam Research Corp.	4.14%
NXP Semiconductors N.V.	4.11%
Analog Devices, Inc.	3.93%
KLA Corp.	3.86%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SOXQ-AR
Invesco PHLX Semiconductor ETF

Invesco Preferred ETF
PGX | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Preferred ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Preferred ETF	$50	0.50%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the fixed rate preferred market benefited from higher yields and resilient fundamentals. Because the Fund holds the vast majority of its portfolio in preferred stocks, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA Core Plus Fixed Rate Preferred Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 1.15%, differed from the return of the Index, 1.25%, primarily due to fees and expenses that the Fund incurred during the period, which were partially offset by positive effects of the sampling approach employed by the portfolio management team, as well as income received from the securities lending program in which the Fund participates.
What contributed to performance?
Industry Allocations | Diversified telecommunication services industry, followed by the banks industry.
Positions | Qwest Corp., Pfd., 6.50% coupon, a diversified telecommunication services company, followed by Qwest Corp., Pfd., 6.75% coupon, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations | Specialized REITs industry, followed by the automobiles industry.
Positions | Brighthouse Financial, Inc., Series B, Pfd., 6.75% coupon, an insurance company, followed by Ford Motor Co., Pfd., 6.00% coupon, an automobiles company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Preferred ETF — NAV Return	1.15%	0.42%	3.24%
ICE BofA Core Plus Fixed Rate Preferred Securities Index	1.25%	0.63%	3.45%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
S&P U.S. Preferred Stock Index	4.62%	3.23%	4.31%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$3,853,843,548
Total number of portfolio holdings	270
Total advisory fees paid	$20,994,186
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	1.76%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	1.59%
Wells Fargo & Co., Series Z, Pfd., 4.75%	1.47%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.39%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.39%
AT&T, Inc., Series C, Pfd., 4.75%	1.29%
Bank of America Corp., Series GG, Pfd., 6.00%	1.27%
Bank of America Corp., Series KK, Pfd., 5.38%	1.16%
AT&T, Inc., Pfd., 5.35%	1.12%
Capital One Financial Corp., Series I, Pfd., 5.00%	1.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PGX-AR
Invesco Preferred ETF

Invesco QQQ Low Volatility ETF
QQLV | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco QQQ Low Volatility ETF (the “Fund”) for the period December 2, 2024 (commencement of operations) to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco QQQ Low Volatility ETF	$19	0.25%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund's focus on low volatility securities within the Nasdaq-100 Index® caused it to have large overweight allocations to the consumer staples and industrials sectors and a large underweight allocation to the information technology sector, all of which were headwinds to performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq-100 Low VolatilityTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal period December 4, 2024 (Fund inception) through August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 1.64%, differed from the return of the Index, 1.81%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Utilities sector, followed by the consumer discretionary sector.
Positions | O'Reilly Automotive, Inc., a consumer discretionary company, and AstraZeneca PLC, a health care company.
What detracted from performance?
Sector Allocations | Industrials sector, followed by the communication services sector.
Positions | Cintas Corp., an industrials company, and Electronic Arts, Inc., a communication services company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (12/4/24)
Invesco QQQ Low Volatility ETF — NAV Return	1.64%
Nasdaq-100 Low Volatility™ Index	1.81%
NASDAQ® Composite Index	9.27%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$3,759,245
Total number of portfolio holdings	27
Total advisory fees paid	$5,163
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
PepsiCo, Inc.	5.09%
Linde PLC	4.90%
O'Reilly Automotive, Inc.	4.88%
American Electric Power Co., Inc.	4.85%
Exelon Corp.	4.45%
Xcel Energy, Inc.	4.45%
Coca-Cola Europacific Partners PLC	4.40%
Automatic Data Processing, Inc.	4.38%
AstraZeneca PLC, ADR	4.19%
Cisco Systems, Inc.	4.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QQLV-AR
Invesco QQQ Low Volatility ETF

Invesco Russell 1000 Equal Weight ETF
EQAL | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Russell 1000 Equal Weight ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Russell 1000 Equal Weight ETF	$21	0.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the Russell 1000® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund's equal-weighting methodology caused it to underweight some of the best performing sectors in the Russell 1000® Index, notably information technology, and overweight some of relatively poorly performing sectors, causing it to underperform the Russell 1000® Index during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Russell 1000® Equal Weight Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 10.51%, differed from the return of the Index, 10.71%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the financials sector.
Positions | Ubiquiti, Inc., an information technology company, and Lumentum Holdings, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the consumer staples sector.
Positions | Enphase Energy, Inc., an information technology company, and New Fortress Energy Inc., an energy company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Russell 1000 Equal Weight ETF — NAV Return	10.51%	11.05%	9.86%
Russell 1000® Equal Weight Index	10.71%	11.18%	10.01%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 1000® Index	16.24%	14.34%	14.33%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$687,165,690
Total number of portfolio holdings	997
Total advisory fees paid	$1,259,721
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Arista Networks, Inc.	0.68%
Lumentum Holdings, Inc.	0.68%
Ubiquiti, Inc.	0.63%
Millicom International Cellular S.A.	0.59%
Ciena Corp.	0.58%
Liberty Global Ltd., Class A	0.54%
Roku, Inc., Class A	0.54%
Motorola Solutions, Inc.	0.53%
T-Mobile US, Inc.	0.52%
AST SpaceMobile, Inc.	0.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-EQAL-AR
Invesco Russell 1000 Equal Weight ETF

Invesco S&P 500® Enhanced Value ETF
SPVU | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P 500® Enhanced Value ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Enhanced Value ETF	$14	0.13%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund's focus on value securities, which were out of favor in the period, caused it to underperform the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Enhanced Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 11.55%, differed from the return of the Index, 11.62%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the communication services sector.
Positions | Wells Fargo & Co., a financials company, and Citigroup, Inc., a financials company.
What detracted from performance?
Sector Allocations | Materials sector, followed by the consumer staples sector.
Positions | Centene Corp., a health care company, and Comcast Corp., a communication services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (10/9/15)
Invesco S&P 500® Enhanced Value ETF — NAV Return	11.55%	16.88%	10.78%
S&P 500® Enhanced Value Index	11.62%	17.02%	10.93%
S&P 500® Index	15.88%	14.74%	14.50%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$109,336,470
Total number of portfolio holdings	101
Total advisory fees paid	$130,934
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Bank of America Corp.	5.32%
Exxon Mobil Corp.	4.90%
Berkshire Hathaway, Inc., Class B	4.83%
UnitedHealth Group, Inc.	4.68%
Wells Fargo & Co.	4.20%
Chevron Corp.	4.17%
Citigroup, Inc.	4.03%
Verizon Communications, Inc.	3.47%
Comcast Corp., Class A	2.93%
CVS Health Corp.	2.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPVU-AR
Invesco S&P 500® Enhanced Value ETF

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
XRLV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	$26	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund's focus on low volatility securities, which were out of favor in the period, caused it to underperform the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility Rate Response Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.32%, differed from the return of the Index, 5.48%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the utilities sector.
Positions | VeriSign, Inc., an information technology company (no longer held at fiscal year-end), and Welltower, Inc., a real estate company.
What detracted from performance?
Sector Allocations | Consumer staples sector, followed by the materials sector.
Positions | LyondellBasell Industries N.V., a materials company (no longer held at fiscal year-end), and Regeneron Pharmaceuticals, Inc., a health care company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF — NAV Return	5.32%	9.22%	10.73%
S&P 500® Low Volatility Rate Response Index	5.48%	9.48%	11.01%
S&P 500® Index	15.88%	14.74%	14.60%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$37,215,283
Total number of portfolio holdings	103
Total advisory fees paid	$105,822
Portfolio turnover rate	71%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Atmos Energy Corp.	1.30%
Evergy, Inc.	1.20%
Coca-Cola Co. (The)	1.18%
WEC Energy Group, Inc.	1.15%
PPL Corp.	1.14%
Realty Income Corp.	1.14%
Marsh & McLennan Cos., Inc.	1.14%
CMS Energy Corp.	1.14%
Linde PLC	1.13%
TJX Cos., Inc. (The)	1.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XRLV-AR
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

Invesco S&P 500® High Beta ETF
SPHB | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P 500® High Beta ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® High Beta ETF	$28	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund's focus on high beta securities caused it to have positive security selection results in the industrials and utilities sectors, as well as to overweight the information technology sector and underweight the health care sector, all of which contributed to its relative outperformance compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® High Beta Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 23.01%, differed from the return of the Index, 23.35%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the industrials sector.
Positions | Palantir Technologies, Inc., an information technology company, and Super Micro Computer, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the real estate sector.
Positions | Enphase Energy, Inc., an information technology company (no longer held at fiscal year-end), and ON Semiconductor Corp., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® High Beta ETF — NAV Return	23.01%	20.21%	14.66%
S&P 500® High Beta Index	23.35%	20.54%	14.96%
S&P 500® Index	15.88%	14.74%	14.60%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$426,741,315
Total number of portfolio holdings	102
Total advisory fees paid	$927,763
Portfolio turnover rate	85%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Monolithic Power Systems, Inc.	1.55%
Tesla, Inc.	1.55%
Coinbase Global, Inc., Class A	1.48%
United Airlines Holdings, Inc.	1.46%
Micron Technology, Inc.	1.45%
ON Semiconductor Corp.	1.33%
Microchip Technology, Inc.	1.33%
Intel Corp.	1.32%
Albemarle Corp.	1.31%
Teradyne, Inc.	1.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPHB-AR
Invesco S&P 500® High Beta ETF

Invesco S&P 500 High Dividend Growers ETF
DIVG | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P 500 High Dividend Growers ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 High Dividend Growers ETF	$41	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P Composite 1500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the S&P Composite 1500® Index, as its yield-forecast based methodology caused it to overweight securities in defensive sectors and underweight information technology and consumer discretionary securities.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® High Dividend Growth Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.93%, differed from the return of the Index, 8.40%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the utilities sector.
Positions | Altria Group, Inc., a consumer staples company, and Franklin Resources, Inc., a financials company.
What detracted from performance?
Sector Allocations | Materials sector, followed by the real estate sector.
Positions | LyondellBasell Industries N.V., a materials company, and FMC Corp., a materials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/6/23)
Invesco S&P 500 High Dividend Growers ETF — NAV Return	7.93%	18.99%
S&P 500® High Dividend Growth Index	8.40%	19.00%
S&P Composite 1500® Index	15.06%	23.31%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$7,815,477
Total number of portfolio holdings	102
Total advisory fees paid	$17,956
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Franklin Resources, Inc.	2.62%
Altria Group, Inc.	2.34%
Pfizer, Inc.	2.11%
LyondellBasell Industries N.V., Class A	2.07%
AES Corp. (The)	2.06%
Regions Financial Corp.	2.03%
Crown Castle, Inc.	1.80%
Alexandria Real Estate Equities, Inc.	1.72%
VICI Properties, Inc.	1.68%
Citizens Financial Group, Inc.	1.68%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-DIVG-AR
Invesco S&P 500 High Dividend Growers ETF

Invesco S&P 500® High Dividend Low Volatility ETF
SPHD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P 500® High Dividend Low Volatility ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® High Dividend Low Volatility ETF	$31	0.30%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund's focus on securities with high dividend yields but low volatilities, which were out of favor in the period, caused it to underperform the S&P 500® Index.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility High Dividend Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 3.41%, differed from the return of the Index, 3.70%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Utilities sector, followed by the energy sector.
Positions | AT&T, Inc., a communication services company, and Altria Group, Inc., a consumer staples company.
What detracted from performance?
Sector Allocations | Materials sector, followed by the industrials sector.
Positions | Dow, Inc., a materials company (no longer held at fiscal year-end), and LyondellBasell Industries N.V., a materials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® High Dividend Low Volatility ETF — NAV Return	3.41%	12.08%	8.93%
S&P 500® Low Volatility High Dividend Index	3.70%	12.43%	9.27%
S&P 500® Index	15.88%	14.74%	14.60%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$3,176,276,165
Total number of portfolio holdings	52
Total advisory fees paid	$10,133,068
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Altria Group, Inc.	3.26%
Alexandria Real Estate Equities, Inc.	3.04%
Pfizer, Inc.	2.86%
Conagra Brands, Inc.	2.79%
Healthpeak Properties, Inc.	2.71%
Verizon Communications, Inc.	2.66%
Kraft Heinz Co. (The)	2.50%
BXP, Inc.	2.45%
Simon Property Group, Inc.	2.35%
Interpublic Group of Cos., Inc. (The)	2.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPHD-AR
Invesco S&P 500® High Dividend Low Volatility ETF

Invesco S&P 500® Low Volatility ETF
SPLV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P 500® Low Volatility ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Low Volatility ETF	$26	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund's focus on low volatility securities, which were out of favor in the period, caused it to underperform the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.21%, differed from the return of the Index, 5.48%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the utilities sector.
Positions | VeriSign, Inc., an information technology company (no longer held at fiscal year-end), and Welltower, Inc., a real estate company.
What detracted from performance?
Sector Allocations | Consumer staples sector, followed by the materials sector.
Positions | LyondellBasell Industries N.V., a materials company (no longer held at fiscal year-end), and Regeneron Pharmaceuticals, Inc., a health care company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Low Volatility ETF — NAV Return	5.21%	8.24%	9.63%
S&P 500® Low Volatility Index	5.48%	8.52%	9.92%
S&P 500® Index	15.88%	14.74%	14.60%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$7,932,763,861
Total number of portfolio holdings	102
Total advisory fees paid	$19,032,250
Portfolio turnover rate	71%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Atmos Energy Corp.	1.30%
Evergy, Inc.	1.19%
Coca-Cola Co. (The)	1.18%
WEC Energy Group, Inc.	1.15%
Realty Income Corp.	1.14%
PPL Corp.	1.14%
CMS Energy Corp.	1.14%
Marsh & McLennan Cos., Inc.	1.14%
Linde PLC	1.13%
TJX Cos., Inc. (The)	1.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPLV-AR
Invesco S&P 500® Low Volatility ETF

Invesco S&P 500 Minimum Variance ETF
SPMV | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P 500 Minimum Variance ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Minimum Variance ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund's focus on low volatility securities, which were out of favor in the period, caused it to underperform the S&P 500® Index.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Minimum Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.67%, differed from the return of the Index, 7.83%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the industrials sector.
Positions | Broadcom, Inc., an information technology company, and GE Vernova, Inc., an industrials company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the consumer staples sector.
Positions | Adobe, Inc., an information technology company, and Regeneron Pharmaceuticals, Inc., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (7/13/17)
Invesco S&P 500 Minimum Variance ETF — NAV Return	7.67%	10.55%	11.11%
S&P 500® Minimum Volatility Index	7.83%	10.67%	11.28%
S&P 500® Index	15.88%	14.74%	14.58%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$3,427,334
Total number of portfolio holdings	78
Total advisory fees paid	$4,887
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	3.77%
Broadcom, Inc.	3.57%
Amazon.com, Inc.	3.23%
NVIDIA Corp.	3.05%
Apple, Inc.	2.99%
Abbott Laboratories	2.90%
Berkshire Hathaway, Inc., Class B	2.89%
T-Mobile US, Inc.	2.81%
Chubb Ltd.	2.76%
Oracle Corp.	2.73%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPMV-AR
Invesco S&P 500 Minimum Variance ETF

Invesco S&P 500® Momentum ETF
SPMO | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P 500® Momentum ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Momentum ETF	$15	0.13%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund's focus on securities with strong recent risk-adjusted price return caused it to achieve strong security selection results across sectors, particularly in the information technology sector, causing it to outperform the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Momentum Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 31.29%, differed from the return of the Index, 31.45%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the financials sector.
Positions | NVIDIA Corp., an information technology company, and Broadcom, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the materials sector.
Positions | Eli Lilly and Co., a health care company (no longer held at fiscal year-end), and Regeneron Pharmaceuticals, Inc., a health care company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (10/9/15)
Invesco S&P 500® Momentum ETF — NAV Return	31.29%	19.32%	18.21%
S&P 500® Momentum Index	31.45%	19.49%	18.41%
S&P 500® Index	15.88%	14.74%	14.50%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$12,169,526,286
Total number of portfolio holdings	101
Total advisory fees paid	$7,627,819
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.91%
Meta Platforms, Inc., Class A	8.65%
Amazon.com, Inc.	8.44%
Broadcom, Inc.	6.04%
JPMorgan Chase & Co.	5.21%
Tesla, Inc.	4.54%
Walmart, Inc.	4.26%
Netflix, Inc.	3.31%
Palantir Technologies, Inc., Class A	3.25%
Costco Wholesale Corp.	2.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPMO-AR
Invesco S&P 500® Momentum ETF

Invesco S&P 500 QVM Multi-factor ETF
QVML | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P 500 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 QVM Multi-factor ETF	$12	0.11%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index, as its factor-based security selection methodology resulted in poor security selection results in the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 15.55%, differed from the return of the Index, 15.69%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the communication services sector.
Positions | NVIDIA Corp., an information technology company, and Alphabet, Inc., a communication services company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the materials sector.
Positions | UnitedHealth Group, Inc., a health care company, and Eli Lilly and Co., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/30/21)
Invesco S&P 500 QVM Multi-factor ETF — NAV Return	15.55%	12.20%
S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index	15.69%	12.33%
S&P 500® Index	15.88%	11.93%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,378,982,767
Total number of portfolio holdings	449
Total advisory fees paid	$1,286,302
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.98%
Apple, Inc.	7.84%
Alphabet, Inc., Class C	4.84%
Amazon.com, Inc.	4.62%
Meta Platforms, Inc., Class A	3.36%
Berkshire Hathaway, Inc., Class B	2.12%
JPMorgan Chase & Co.	1.85%
Visa, Inc., Class A	1.32%
Eli Lilly and Co.	1.17%
Netflix, Inc.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QVML-AR
Invesco S&P 500 QVM Multi-factor ETF

Invesco S&P 500 Revenue ETF
RWL | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P 500 Revenue ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Revenue ETF	$41	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index primarily due to its large average overweight to health care securities and its large average underweight to information technology securities.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 12.58%, differed from the return of the Index, 13.03%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the consumer discretionary sector.
Positions | Walmart, Inc., a consumer staples company, and Amazon.com, Inc., a consumer discretionary company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the materials sector.
Positions | UnitedHealth Group, Inc., a health care company, and Centene Corp., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Revenue ETF — NAV Return	12.58%	15.86%	12.79%
S&P 500® Revenue-Weighted Index	13.03%	16.32%	13.22%
S&P 500® Index	15.88%	14.74%	14.60%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on May 24, 2019, Oppenheimer S&P 500 Revenue ETF was reorganized into the Fund. Fund returns shown are blended returns of Oppenheimer S&P 500 Revenue ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$6,312,108,784
Total number of portfolio holdings	501
Total advisory fees paid	$19,031,554
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	3.72%
Walmart, Inc.	3.69%
Apple, Inc.	2.49%
CVS Health Corp.	2.25%
UnitedHealth Group, Inc.	2.18%
Berkshire Hathaway, Inc., Class B	2.04%
Exxon Mobil Corp.	1.89%
McKesson Corp.	1.83%
JPMorgan Chase & Co.	1.70%
Cencora, Inc.	1.68%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RWL-AR
Invesco S&P 500 Revenue ETF

Invesco S&P MidCap 400 QVM Multi-factor ETF
QVMM | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P MidCap 400 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400 QVM Multi-factor ETF	$16	0.15%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P MidCap 400® Index rose after experiencing significant volatility in the first half of 2025 due to elevated geopolitical and policy uncertainty. The Fund outperformed the S&P MidCap 400® Index, as its factor-based security selection methodology resulted in positive security selection results in the health care and consumer staples sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.01%, differed from the return of the Index, 7.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Industrials sector, followed by the financials sector.
Positions | Comfort Systems USA, Inc., an industrials company, and Interactive Brokers Group, Inc., a financials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Health care sector, followed by the consumer discretionary sector.
Positions | Avantor, Inc., a health care company, and Acadia Healthcare Co., Inc., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/30/21)
Invesco S&P MidCap 400 QVM Multi-factor ETF — NAV Return	7.01%	6.15%
S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index	7.16%	6.27%
S&P Composite 1500® Index	15.06%	11.38%
S&P MidCap 400® Index	6.86%	6.27%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$368,209,427
Total number of portfolio holdings	359
Total advisory fees paid	$505,649
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
EMCOR Group, Inc.	1.04%
Comfort Systems USA, Inc.	0.87%
Pure Storage, Inc., Class A	0.85%
RB Global, Inc.	0.75%
Flex Ltd.	0.73%
US Foods Holding Corp.	0.68%
Tenet Healthcare Corp.	0.67%
DocuSign, Inc.	0.66%
Carlisle Cos., Inc.	0.64%
Burlington Stores, Inc.	0.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QVMM-AR
Invesco S&P MidCap 400 QVM Multi-factor ETF

Invesco S&P MidCap 400 Revenue ETF
RWK | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P MidCap 400 Revenue ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400 Revenue ETF	$41	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P MidCap 400® Index rose despite experiencing significant volatility in the first half of 2025 due to elevated geopolitical and policy uncertainty. The Fund outperformed the S&P MidCap 400® Index, primarily due to security selection results in the communication services, industrials, and information technology sectors, partially offset by poor security selection results in the energy sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 10.27%, differed from the return of the Index, 10.69%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials sector.
Positions | EchoStar Corp., a communication services company, and Performance Food Group Co., a consumer staples company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the energy sector.
Positions | ManpowerGroup, Inc., an industrials company, and Murphy USA, Inc., a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap 400 Revenue ETF — NAV Return	10.27%	18.71%	11.66%
S&P MidCap 400® Revenue-Weighted Index	10.69%	19.12%	12.07%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P MidCap 400® Index	6.86%	12.76%	10.41%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on May 24, 2019, Oppenheimer S&P MidCap 400 Revenue ETF was reorganized into the Fund. Fund returns shown are blended returns of Oppenheimer S&P MidCap 400 Revenue ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$985,199,273
Total number of portfolio holdings	398
Total advisory fees paid	$3,350,278
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Performance Food Group Co.	2.79%
TD SYNNEX Corp.	2.68%
Albertson's Cos., Inc., Class A	2.64%
American Airlines Group, Inc.	2.54%
EchoStar Corp., Class A	2.17%
PBF Energy, Inc., Class A	1.58%
US Foods Holding Corp.	1.52%
Lithia Motors, Inc., Class A	1.43%
HF Sinclair Corp.	1.43%
Penske Automotive Group, Inc.	1.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RWK-AR
Invesco S&P MidCap 400 Revenue ETF

Invesco S&P MidCap Low Volatility ETF
XMLV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P MidCap Low Volatility ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap Low Volatility ETF	$26	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P MidCap 400® Index rose after experiencing significant volatility in the first half of 2025 due to elevated geopolitical and policy uncertainty. The Fund outperformed the S&P MidCap 400® Index, as its focus on low volatility securities caused it to overweight the utilities sector, underweight the health care sector, and achieve positive security selection results in the health care and financials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Low Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.93%, differed from the return of the Index, 9.22%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the utilities sector.
Positions | Federated Hermes, Inc., a financials company, and National Fuel Gas Co., a utilities company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the industrials sector.
Positions | Flowers Foods, Inc., a consumer staples company, and CACI International, Inc., an industrials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap Low Volatility ETF — NAV Return	8.93%	10.19%	9.22%
S&P MidCap 400® Low Volatility Index	9.22%	10.49%	9.50%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P MidCap 400® Index	6.86%	12.76%	10.41%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$817,342,227
Total number of portfolio holdings	83
Total advisory fees paid	$2,029,894
Portfolio turnover rate	58%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
ALLETE, Inc.	4.54%
Gaming and Leisure Properties, Inc.	1.59%
Post Holdings, Inc.	1.57%
New Jersey Resources Corp.	1.50%
Agree Realty Corp.	1.50%
IDACORP, Inc.	1.46%
Black Hills Corp.	1.44%
OGE Energy Corp.	1.43%
NorthWestern Energy Group, Inc.	1.42%
Portland General Electric Co.	1.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XMLV-AR
Invesco S&P MidCap Low Volatility ETF

Invesco S&P SmallCap 600® GARP ETF
GRPZ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P SmallCap 600® GARP ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600® GARP ETF	$36	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P Composite 1500 Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The large-cap S&P 500® Index outperformed the S&P SmallCap 600® Index. The Fund underperformed the S&P Composite 1500 due to its focus on small-cap securities.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® GARP Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 3.92%, differed from the return of the Index, 3.88%, primarily due to positive differences in the tax withholding treatment of dividends between the Fund and the Index, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Industrials sector, followed by the financials sector.
Positions | Cal-Maine Foods, Inc., a consumer staples company, and InterDigital, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the materials sector.
Positions | Alpha Metallurgical Resources, Inc., a materials company (no longer held at fiscal year-end), and Caleres, Inc., a consumer discretionary company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/27/24)
Invesco S&P SmallCap 600® GARP ETF — NAV Return	3.92%	6.32%
S&P SmallCap 600® GARP Index	3.88%	6.29%
S&P Composite 1500® Index	15.06%	16.34%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,711,624
Total number of portfolio holdings	93
Total advisory fees paid	$8,373
Portfolio turnover rate	81%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Worthington Steel, Inc.	2.51%
Clear Secure, Inc., Class A	2.16%
Powell Industries, Inc.	2.06%
DXP Enterprises, Inc.	1.97%
InterDigital, Inc.	1.91%
Tidewater, Inc.	1.79%
International Seaways, Inc.	1.78%
Helmerich & Payne, Inc.	1.65%
Cal-Maine Foods, Inc.	1.62%
Dream Finders Homes, Inc., Class A	1.61%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GRPZ-AR
Invesco S&P SmallCap 600® GARP ETF

Invesco S&P SmallCap 600 QVM Multi-factor ETF
QVMS | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P SmallCap 600 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600 QVM Multi-factor ETF	$15	0.15%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P SmallCap 600® Index rose slightly after experiencing significant volatility in the first half of 2025 due to elevated geopolitical and policy uncertainty. The Fund outperformed the S&P SmallCap 600® Index, as its factor-based security selection methodology resulted in generally positive security selection and sector allocation results.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi-Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.10%, differed from the return of the Index, 4.27%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the industrials sector.
Positions | MP Materials Corp., a materials company, and Mr. Cooper Group, Inc., a financials company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the energy sector.
Positions | Organon & Co., a health care company, and Robert Half, Inc., an industrials company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/30/21)
Invesco S&P SmallCap 600 QVM Multi-factor ETF — NAV Return	4.10%	4.18%
S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi-Factor Index	4.27%	4.32%
S&P Composite 1500® Index	15.06%	11.38%
S&P SmallCap 600® Index	3.51%	2.79%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$205,656,349
Total number of portfolio holdings	541
Total advisory fees paid	$290,451
Portfolio turnover rate	35%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Mr. Cooper Group, Inc.	0.87%
Kratos Defense & Security Solutions, Inc.	0.73%
BorgWarner, Inc.	0.73%
Armstrong World Industries, Inc.	0.69%
SPX Technologies, Inc.	0.65%
Sterling Infrastructure, Inc.	0.63%
Qorvo, Inc.	0.62%
Stride, Inc.	0.59%
Lincoln National Corp.	0.58%
MP Materials Corp.	0.58%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QVMS-AR
Invesco S&P SmallCap 600 QVM Multi-factor ETF

Invesco S&P SmallCap 600 Revenue ETF
RWJ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P SmallCap 600 Revenue ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600 Revenue ETF	$41	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P SmallCap 600® Index rose slightly despite experiencing significant volatility in the first half of 2025 due to elevated geopolitical and policy uncertainty. The Fund outperformed the S&P SmallCap 600® Index primarily due to security selection results in the consumer staples, communication services, and energy sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.53%, differed from the return of the Index, 8.90%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the consumer discretionary sector.
Positions | United Natural Foods, Inc., a consumer staples company, Lumen Technologies, Inc., a communication services company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the energy sector.
Positions | Owens & Minor, Inc., a health care company, and Xerox Holdings Corp., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap 600 Revenue ETF — NAV Return	8.53%	19.13%	11.59%
S&P SmallCap 600® Revenue-Weighted Index	8.90%	19.50%	11.89%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on May 24, 2019, Oppenheimer S&P SmallCap 600 Revenue ETF was reorganized into the Fund. Fund returns shown are blended returns of Oppenheimer S&P SmallCap 600 Revenue ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,595,887,593
Total number of portfolio holdings	601
Total advisory fees paid	$6,317,083
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
United Natural Foods, Inc.	2.75%
World Kinect Corp.	2.55%
Kohl's Corp.	1.84%
Lincoln National Corp.	1.57%
Group 1 Automotive, Inc.	1.47%
Adient PLC	1.26%
BorgWarner, Inc.	1.18%
Asbury Automotive Group, Inc.	1.18%
Lumen Technologies, Inc.	1.04%
Sonic Automotive, Inc., Class A	1.04%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RWJ-AR
Invesco S&P SmallCap 600 Revenue ETF

Invesco S&P SmallCap Consumer Discretionary ETF
PSCD | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P SmallCap Consumer Discretionary ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Consumer Discretionary ETF	$30	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, though they underperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap consumer discretionary securities, which outperformed the S&P SmallCap 600® Index, was a tailwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Consumer Discretionary Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.91%, differed from the return of the Index, 6.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Diversified consumer services industry, followed by the automobile components industry.
Positions | Stride, Inc., a diversified consumer services company, and Brinker International, Inc., a hotels, restaurants & leisure company.
What detracted from performance?
Industry Allocations |  Household durables industry, followed by the textiles apparel & luxury goods industry.
Positions | Six Flags Entertainment Corp., a hotels, restaurants & leisure company, and Champion Homes, Inc., a household durables company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Consumer Discretionary ETF — NAV Return	5.91%	12.75%	9.44%
S&P SmallCap 600® Capped Consumer Discretionary Index	6.16%	12.88%	9.59%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$21,293,739
Total number of portfolio holdings	86
Total advisory fees paid	$68,904
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
BorgWarner, Inc.	4.83%
Stride, Inc.	3.60%
Brinker International, Inc.	3.56%
Installed Building Products, Inc.	3.06%
Group 1 Automotive, Inc.	3.03%
Meritage Homes Corp.	2.87%
Etsy, Inc.	2.84%
Boot Barn Holdings, Inc.	2.79%
Asbury Automotive Group, Inc.	2.54%
Adtalem Global Education, Inc.	2.42%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCD-AR
Invesco S&P SmallCap Consumer Discretionary ETF

Invesco S&P SmallCap Consumer Staples ETF
PSCC | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P SmallCap Consumer Staples ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Consumer Staples ETF	$28	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, though they underperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap consumer staples securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Consumer Staples Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -5.90%, differed from the return of the Index, -5.67%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Food products industry, followed by the consumer staples distribution & retail industry.
Positions | Cal-Maine Foods, Inc., a food products company, and United Natural Foods, Inc., a consumer staples distribution & retail company.
What detracted from performance?
Industry Allocations |  Packaged foods & meats industry, followed by the personal care products industry.
Positions | Freshpet, Inc., a food products company, and TreeHouse Foods, Inc., a food products company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Consumer Staples ETF — NAV Return	-5.90%	7.80%	8.46%
S&P SmallCap 600® Capped Consumer Staples Index	-5.67%	8.03%	8.74%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$39,492,673
Total number of portfolio holdings	29
Total advisory fees paid	$138,927
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Cal-Maine Foods, Inc.	12.11%
WD-40 Co.	7.10%
Freshpet, Inc.	6.61%
PriceSmart, Inc.	6.48%
Simply Good Foods Co. (The)	6.39%
Energizer Holdings, Inc.	4.73%
Grocery Outlet Holding Corp.	4.64%
Chefs' Warehouse, Inc. (The)	4.50%
United Natural Foods, Inc.	4.46%
J&J Snack Foods Corp.	4.23%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCC-AR
Invesco S&P SmallCap Consumer Staples ETF

Invesco S&P SmallCap Energy ETF
PSCE | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P SmallCap Energy ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Energy ETF	$26	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, though they underperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap energy securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Energy Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -18.60%, differed from the return of the Index, -18.35%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  No industries contributed to the Fund's performance during the period.
Positions | Par Pacific Holdings, Inc., an oil, gas & consumable fuels company, and International Seaways, Inc., an oil, gas & consumable fuels company.
What detracted from performance?
Industry Allocations |  Energy equipment & services industry, followed by the oil, gas & consumable fuels industry.
Positions | SM Energy Co., an oil, gas & consumable fuels company, and Liberty Energy, Inc., an energy equipment & services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Energy ETF — NAV Return	-18.60%	21.06%	-7.37%
S&P SmallCap 600® Capped Energy Index	-18.35%	21.39%	-7.14%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$59,198,653
Total number of portfolio holdings	35
Total advisory fees paid	$220,521
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Magnolia Oil & Gas Corp., Class A	7.83%
Archrock, Inc.	7.37%
Core Natural Resources, Inc.	6.26%
California Resources Corp.	5.82%
SM Energy Co.	5.50%
Cactus, Inc., Class A	4.84%
Tidewater, Inc.	4.71%
Oceaneering International, Inc.	4.22%
Peabody Energy Corp.	3.64%
Helmerich & Payne, Inc.	3.57%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCE-AR
Invesco S&P SmallCap Energy ETF

Invesco S&P SmallCap Financials ETF
PSCF | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P SmallCap Financials ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Financials ETF	$30	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, though they underperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap financials securities, which outperformed the S&P SmallCap 600® Index, was a tailwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Financials & Real Estate Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.93%, differed from the return of the Index, 9.17%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by the capital markets industry.
Positions | Mr. Cooper Group, Inc., a financials services company, and StoneX Group, Inc., a capital markets company.
What detracted from performance?
Industry Allocations |  Industrials REITs industry, followed by the hotel & resort REITs industry.
Positions | Innovative Industrial Properties, Inc., an industrial REITs company, and Walker & Dunlop, Inc., a financial services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Financials ETF — NAV Return	8.93%	10.68%	7.30%
S&P SmallCap 600® Capped Financials & Real Estate Index	9.17%	10.92%	7.53%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$19,439,334
Total number of portfolio holdings	167
Total advisory fees paid	$57,958
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Mr. Cooper Group, Inc.	3.10%
Lincoln National Corp.	1.89%
CareTrust REIT, Inc.	1.87%
Jackson Financial, Inc., Class A	1.82%
Essential Properties Realty Trust, Inc.	1.59%
Terreno Realty Corp.	1.53%
Ryman Hospitality Properties, Inc.	1.53%
Piper Sandler Cos.	1.41%
Moelis & Co., Class A	1.38%
Atlantic Union Bankshares Corp., Class B	1.31%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCF-AR
Invesco S&P SmallCap Financials ETF

Invesco S&P SmallCap Health Care ETF
PSCH | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P SmallCap Health Care ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Health Care ETF	$27	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, though they underperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap health care securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Health Care Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -12.21%, differed from the return of the Index, -12.03%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Pharmaceuticals industry, followed by the health care providers & services industry.
Positions | Corcept Therapeutics, Inc., a pharmaceuticals company, and Hims & Hers Health, Inc., a health care providers & services company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations |  Health care equipment & supplies industry, followed by the biotechnology industry.
Positions | Inspire Medical Systems, Inc., a health care equipment & supplies company, and Organon & Co., a pharmaceuticals company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Health Care ETF — NAV Return	-12.21%	-1.28%	5.87%
S&P SmallCap 600® Capped Health Care Index	-12.03%	-1.10%	6.09%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$143,513,446
Total number of portfolio holdings	78
Total advisory fees paid	$485,816
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Corcept Therapeutics, Inc.	4.45%
Teleflex, Inc.	3.77%
Glaukos Corp.	3.70%
Merit Medical Systems, Inc.	3.61%
RadNet, Inc.	3.28%
Alkermes PLC	3.22%
ADMA Biologics, Inc.	2.78%
TG Therapeutics, Inc.	2.69%
TransMedics Group, Inc.	2.63%
Integer Holdings Corp.	2.54%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCH-AR
Invesco S&P SmallCap Health Care ETF

Invesco S&P SmallCap High Dividend Low Volatility ETF
XSHD | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P SmallCap High Dividend Low Volatility ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap High Dividend Low Volatility ETF	$29	0.30%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P SmallCap 600® Index rose slightly after experiencing significant volatility in the first half of 2025 due to elevated geopolitical and policy uncertainty. The Fund's focus on securities with high dividend yields but low volatilities, which were out of favor in the period, caused poor security selection results, particularly in the financials and real estate sectors, resulting in underperformance versus the S&P SmallCap 600® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Low Volatility High Dividend Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -5.88%, differed from the return of the Index, -5.59%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Consumer staples sector, followed by the health care sector.
Positions | Cal-Maine Foods, Inc., a consumer staples company, and SpartanNash Co., a consumer staples company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Real estate sector, followed by the consumer discretionary sector.
Positions | Ready Capital Corp., a financials company, and Carter's, Inc., a consumer discretionary company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (12/1/16)
Invesco S&P SmallCap High Dividend Low Volatility ETF — NAV Return	-5.88%	2.29%	-0.88%
S&P SmallCap 600® Low Volatility High Dividend Index	-5.59%	2.62%	-0.57%
S&P Composite 1500® Index	15.06%	14.57%	14.61%
S&P SmallCap 600® Index	3.51%	11.64%	8.47%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$76,577,240
Total number of portfolio holdings	62
Total advisory fees paid	$190,158
Portfolio turnover rate	82%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Global Net Lease, Inc.	3.32%
Innovative Industrial Properties, Inc.	3.10%
Armada Hoffler Properties, Inc.	3.03%
Brandywine Realty Trust	2.98%
Easterly Government Properties, Inc.	2.94%
Two Harbors Investment Corp.	2.92%
Ready Capital Corp.	2.90%
Deluxe Corp.	2.79%
ARMOUR Residential REIT, Inc.	2.73%
Arbor Realty Trust, Inc.	2.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XSHD-AR
Invesco S&P SmallCap High Dividend Low Volatility ETF

Invesco S&P SmallCap Industrials ETF
PSCI | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P SmallCap Industrials ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Industrials ETF	$31	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, though they underperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap industrials securities, which outperformed the S&P SmallCap 600® Index, was a tailwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Industrials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 14.87%, differed from the return of the Index, 15.19%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Aerospace & defense industry, followed by the construction & engineering industry.
Positions | Kratos Defense & Security Solutions, Inc., an aerospace & defense company, and Sterling Infrastructure, Inc., a construction & engineering company.
What detracted from performance?
Industry Allocations |  Ground transportation industry, followed by the professional services industry.
Positions | Robert Half, Inc., a professional services company, and RXO, Inc., a ground transportation company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Industrials ETF — NAV Return	14.87%	18.43%	13.73%
S&P SmallCap 600® Capped Industrials Index	15.19%	18.76%	14.03%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$136,110,661
Total number of portfolio holdings	95
Total advisory fees paid	$509,012
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Kratos Defense & Security Solutions, Inc.	4.02%
SPX Technologies, Inc.	3.39%
Armstrong World Industries, Inc.	3.12%
Sterling Infrastructure, Inc.	3.11%
Federal Signal Corp.	2.75%
Dycom Industries, Inc.	2.67%
JBT Marel Corp.	2.43%
Zurn Elkay Water Solutions Corp.	2.35%
Air Lease Corp., Class A	2.29%
Gates Industrial Corp. PLC	2.15%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCI-AR
Invesco S&P SmallCap Industrials ETF

Invesco S&P SmallCap Information Technology ETF
PSCT | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P SmallCap Information Technology ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Information Technology ETF	$29	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, though they underperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap information technology securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Information Technology Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 1.14%, differed from the return of the Index, 1.39%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Electronic equipment instruments & components industry, followed by the communications equipment industry.
Positions | InterDigital, Inc., a software company, and Sanmina Corp., an electronic equipment instruments & components company.
What detracted from performance?
Industry Allocations |  Semiconductors & semiconductor equipment industry, followed by the IT services industry.
Positions | SPS Commerce, Inc., a software company, and Insight Enterprises, Inc., an electronic equipment instruments & components company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Information Technology ETF — NAV Return	1.14%	9.95%	11.66%
S&P SmallCap 600® Capped Information Technology Index	1.39%	10.23%	11.94%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$273,809,502
Total number of portfolio holdings	70
Total advisory fees paid	$824,150
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Qorvo, Inc.	4.65%
Sandisk Corp.	3.89%
InterDigital, Inc.	3.87%
Sanmina Corp.	3.45%
Advanced Energy Industries, Inc.	3.09%
MARA Holdings, Inc.	3.09%
Itron, Inc.	3.08%
Badger Meter, Inc.	2.96%
ACI Worldwide, Inc.	2.84%
SiTime Corp.	2.77%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCT-AR
Invesco S&P SmallCap Information Technology ETF

Invesco S&P SmallCap Low Volatility ETF
XSLV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P SmallCap Low Volatility ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Low Volatility ETF	$25	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P SmallCap 600® Index rose slightly after experiencing significant volatility in the first half of 2025 due to elevated geopolitical and policy uncertainty. The Fund underperformed the S&P SmallCap 600® Index, as its focus on low volatility securities caused it to achieve generally negative security selection results, particularly in the industrials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Low Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 1.23%, differed from the return of the Index, 1.17%, primarily due to income received by the Fund as a result of a class action lawsuit, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the industrials sector.
Positions | OPENLANE, Inc., an industrials company (no longer held at fiscal year-end), and Armstrong World Industries, Inc., an industrials company.
What detracted from performance?
Sector Allocations | Real estate sector, followed by the utilities sector.
Positions | Edgewell Personal Care Co., a consumer staples company (no longer held at fiscal year-end), and Steven Madden Ltd., a consumer discretionary company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Low Volatility ETF — NAV Return	1.23%	8.56%	6.48%
S&P SmallCap 600® Low Volatility Index	1.17%	8.79%	6.73%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$262,291,112
Total number of portfolio holdings	123
Total advisory fees paid	$736,680
Portfolio turnover rate	73%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Innoviva, Inc.	1.29%
Alexander & Baldwin, Inc.	1.19%
Four Corners Property Trust, Inc.	1.17%
Phillips Edison & Co., Inc.	1.10%
LTC Properties, Inc.	1.10%
Getty Realty Corp.	1.09%
Ellington Financial, Inc.	1.07%
Avista Corp.	1.05%
Northwest Natural Holding Co.	1.05%
Saul Centers, Inc.	1.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XSLV-AR
Invesco S&P SmallCap Low Volatility ETF

Invesco S&P SmallCap Materials ETF
PSCM | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P SmallCap Materials ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Materials ETF	$29	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, though they underperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap materials securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Materials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 0.63%, differed from the return of the Index, 0.90%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Metals & mining industry.
Positions | MP Materials Corp., a metals & mining company, and Sensient Technologies Corp., a chemicals company.
What detracted from performance?
Industry Allocations |  Chemicals industry, followed by the aerospace & defense industry.
Positions | ATI, Inc., an aerospace & defense company (no longer held at fiscal year-end), and H.B. Fuller Co., a chemicals company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Materials ETF — NAV Return	0.63%	14.38%	9.65%
S&P SmallCap 600® Capped Materials Index	0.90%	14.65%	9.88%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$12,556,998
Total number of portfolio holdings	30
Total advisory fees paid	$43,858
Portfolio turnover rate	40%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
MP Materials Corp.	11.95%
Element Solutions, Inc.	7.67%
Balchem Corp.	7.07%
Celanese Corp.	6.96%
FMC Corp.	6.53%
Sealed Air Corp.	6.38%
Sensient Technologies Corp.	4.66%
Warrior Met Coal, Inc.	4.51%
Hawkins, Inc.	4.45%
H.B. Fuller Co.	4.22%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCM-AR
Invesco S&P SmallCap Materials ETF

Invesco S&P SmallCap Quality ETF
XSHQ | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P SmallCap Quality ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Quality ETF	$30	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P SmallCap 600® Index rose slightly after experiencing significant volatility in the first half of 2025 due to elevated geopolitical and policy uncertainty. The Fund outperformed the S&P SmallCap 600® Index, as its factor-based security selection methodology resulted in positive security selection results in the health care sector and generally positive sector allocation results.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Quality Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.18%, differed from the return of the Index, 5.51%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the industrials sector.
Positions | Corcept Therapeutics, Inc., a health care company (no longer held at fiscal year-end), and InterDigital, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Materials sector, followed by the energy sector.
Positions | Robert Half, Inc., an industrials company, and American Eagle Outfitters, Inc., a consumer discretionary company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (4/6/17)
Invesco S&P SmallCap Quality ETF — NAV Return	5.18%	11.94%	8.72%
S&P SmallCap 600® Quality Index	5.51%	12.27%	9.08%
S&P Composite 1500® Index	15.06%	14.57%	14.21%
S&P SmallCap 600® Index	3.51%	11.64%	8.47%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$289,011,211
Total number of portfolio holdings	123
Total advisory fees paid	$1,057,065
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Sterling Infrastructure, Inc.	2.73%
Armstrong World Industries, Inc.	2.69%
InterDigital, Inc.	2.33%
Moelis & Co., Class A	2.07%
PJT Partners, Inc., Class A	1.93%
Brinker International, Inc.	1.91%
Cal-Maine Foods, Inc.	1.80%
Kontoor Brands, Inc.	1.80%
Stride, Inc.	1.79%
Lincoln National Corp.	1.76%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XSHQ-AR
Invesco S&P SmallCap Quality ETF

Invesco S&P SmallCap Utilities & Communication Services ETF
PSCU | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P SmallCap Utilities & Communication Services ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Utilities & Communication Services ETF	$29	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, though they underperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap utilities and communication services securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Utilities & Communication Services Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -1.26%, differed from the return of the Index, -1.00%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Wireless telecommunication services industry, followed by the media industry.
Positions | Telephone and Data Systems, Inc., a wireless telecommunication services company, and EchoStar Corp., a media company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations |  Diversified telecommunication services industry, followed by the interactive media & services industry.
Positions | Cogent Communications Holdings, Inc., a diversified telecommunication services company, and Cable One, Inc., a media company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Utilities & Communication Services ETF — NAV Return	-1.26%	4.73%	6.96%
S&P SmallCap 600® Capped Utilities & Communication Services Index	-1.00%	5.02%	7.22%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$13,055,370
Total number of portfolio holdings	40
Total advisory fees paid	$46,918
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Lumen Technologies, Inc.	7.07%
Telephone and Data Systems, Inc.	5.49%
Otter Tail Corp.	4.88%
TEGNA, Inc.	4.73%
MDU Resources Group, Inc.	4.62%
Madison Square Garden Sports Corp., Class A	4.60%
MGE Energy, Inc.	4.32%
Avista Corp.	4.08%
CarGurus, Inc.	4.06%
Chesapeake Utilities Corp.	4.00%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCU-AR
Invesco S&P SmallCap Utilities & Communication Services ETF

Invesco S&P Ultra Dividend Revenue ETF
RDIV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco S&P Ultra Dividend Revenue ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Ultra Dividend Revenue ETF	$41	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 900® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the S&P 900® Index primarily due to poor security selection results in consumer discretionary and communication services, as well as its lack of exposure to information technology securities.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 900® Dividend Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.22%, differed from the return of the Index, 8.72%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the energy sector.
Positions | Philip Morris International, Inc., a consumer staples company (no longer held at fiscal year-end), and CVS Health Corp., a health care company.
What detracted from performance?
Sector Allocations |  Materials sector, followed by the consumer discretionary sector.
Positions | Best Buy Co., Inc., a consumer discretionary company, and Kraft Heinz Co. (The), a consumer staples company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Ultra Dividend Revenue ETF — NAV Return	8.22%	17.65%	10.79%
S&P 900® Dividend Revenue-Weighted Index	8.72%	18.13%	11.27%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P 900® Index	15.37%	14.64%	14.34%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on May 24, 2019, Oppenheimer S&P Ultra Dividend Revenue ETF was reorganized into the Fund. Fund returns shown are blended returns of Oppenheimer S&P Ultra Dividend Revenue ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$844,122,396
Total number of portfolio holdings	62
Total advisory fees paid	$3,142,028
Portfolio turnover rate	98%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.89%
PBF Energy, Inc., Class A	5.54%
HF Sinclair Corp.	5.29%
Best Buy Co., Inc.	5.18%
U.S. Bancorp	5.02%
Prudential Financial, Inc.	4.98%
AT&T, Inc.	4.97%
Chevron Corp.	4.88%
Truist Financial Corp.	4.05%
Macy's, Inc.	3.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RDIV-AR
Invesco S&P Ultra Dividend Revenue ETF

Invesco Senior Loan ETF
BKLN | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Senior Loan ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Loan ETF	$65	0.63%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the senior loan market benefited from elevated yields and resilient fundamentals. Because the Fund holds the vast majority of its portfolio in senior loans, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Morningstar LSTA US Leveraged Loan 100 Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.25%, differed from the return of the Index, 7.92%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Electronics & electrical industry, followed by the health care industry.
Issuers | SFR-Numericable (YPSO, Altice France), Term Loan B-14, due 8/15/2028, a cable & satellite television company, followed by Gainwell Acquisition Corp., First Lien Term Loan B, due 10/1/2027, a health care company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Issuers | Central Parent LLC, Term Loan, due 6/15/2029, a software company, followed by Peraton Corp., First Lien Term Loan B, due 2/1/2028, an aerospace & defense company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Loan ETF — NAV Return	7.25%	5.49%	4.17%
Morningstar LSTA US Leveraged Loan 100 Index (USD)	7.92%	6.49%	5.20%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Morningstar LSTA US Leveraged Loan Index (USD)	7.30%	7.00%	5.36%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$6,881,289,566
Total number of portfolio holdings	171
Total advisory fees paid	$49,365,108
Portfolio turnover rate	127%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
X Corp., Term Loan B , 10.96%, 10/27/2029	1.79%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	1.76%
athenahealth Group, Inc., Term Loan, 7.07%, 02/15/2029	1.69%
Sedgwick Claims Management Services, Inc., Term Loan, 6.82%, 07/31/2031	1.60%
McAfee LLC, Term Loan B, 7.35%, 03/01/2029	1.41%
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan, 6.32%, 11/23/2028	1.40%
Peraton Corp., First Lien Term Loan B, 8.17%, 02/01/2028	1.40%
AI Aqua Merger Sub, Inc., Term Loan B, 7.35%, 07/31/2028	1.37%
Bass Pro Group LLC, Term Loan B, 7.57%, 01/31/2032	1.37%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	1.32%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of net assets)
Baa2	0.9%
Baa3	1.1%
Ba1	5.7%
Ba2	1.3%
Ba3	11.2%
B1	14.5%
B2	40.1%
B3	14.4%
Caa1	3.0%
Caa2	1.2%
NR	2.5%
Money Market Funds Plus Other Assets Less Liabilities	4.1%
** Source: Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to changes without notices. "NR" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select "Methodologies & Frameworks" under "Ratings & Assessments" on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BKLN-AR
Invesco Senior Loan ETF

Invesco Short Term Treasury ETF
TBLL | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Short Term Treasury ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Treasury ETF	$8	0.08%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, short-term U.S. Treasury yields declined. Because the Fund primarily invests in short-term U.S. Treasury obligations, it benefited from this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE U.S. Treasury Short Bond Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.44%, differed from the return of the Index, 4.51%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Duration Allocations | Bonds that matured during the period, followed by treasury bills with maturities of 0-1 months.
Positions | U.S. Treasury Bill, due 7/10/2025 (no longer held at fiscal year-end), followed by U.S. Treasury Bill, due 5/15/2025 (no longer held at fiscal year-end).
What detracted from performance?
Duration Allocations | No maturities detracted from the Fund's performance during the period.
Positions | U.S. Treasury Note, 2.13% coupon, due 5/31/2026, followed by U.S. Treasury Note, 2.25% coupon, due 3/31/2026.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (1/12/17)
Invesco Short Term Treasury ETF — NAV Return	4.44%	2.78%	2.28%
ICE U.S. Treasury Short Bond Index	4.51%	2.84%	2.34%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.71%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Prior to July 1, 2022, the Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, the Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,193,354,780
Total number of portfolio holdings	68
Total advisory fees paid	$1,665,581
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.07%-4.43%, 10/02/2025	2.78%
U.S. Treasury Notes, 4.88%, 11/30/2025	2.74%
U.S. Treasury Bills, 3.98%-4.30%, 10/30/2025	2.63%
U.S. Treasury Bills, 3.85%-4.30%, 11/28/2025	2.26%
U.S. Treasury Notes, 0.75%, 04/30/2026	2.21%
U.S. Treasury Bills, 4.02%, 12/16/2025	2.14%
U.S. Treasury Bills, 4.11%-4.26%, 11/20/2025	2.07%
U.S. Treasury Notes, 0.25%, 10/31/2025	2.04%
U.S. Treasury Bills, 4.07%, 11/04/2025	2.04%
U.S. Treasury Notes, 0.38%, 11/30/2025	2.04%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-TBLL-AR
Invesco Short Term Treasury ETF

Invesco Solar ETF
TAN | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Solar ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Solar ETF	$70	0.70%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the solar industry continued to be hampered primarily by performance in solar panel manufacturing companies both in the US and in China. Rising interest rates, policy uncertainty, a reduction to incentives, supply chain disruptions, and global overcapacity also pressured stock valuations and installation volumes in the US and Europe, which are important solar markets.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MAC Global Solar Energy Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 1.14%, differed from the return of the Index, 1.35%, primarily due to fees and expenses that the Fund incurred during the period, partially offset by income earned from the securities lending program in which the Fund participates and positive differences in the tax withholding treatment of dividends between the Fund and the Index.
What contributed to performance?
Industry Allocations |  Electrical equipment industry, followed by the independent power and renewable electricity producers and electric utilities industries, respectively.
Positions | Nextracker, Inc., an electrical equipment company, and Enlight Renewable Energy Ltd., an independent power and renewable electricity producers company.
What detracted from performance?
Industry Allocations |  Semiconductors & semiconductor equipment industry, followed by the construction & engineering and financial services industries, respectively.
Positions | Enphase Energy Inc., a semiconductors & semiconductor equipment company, and Sunnova Energy International Inc., an independent power and renewable electricity producers company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Solar ETF — NAV Return	1.14%	-5.87%	4.47%
MAC Global Solar Energy Index (Net)	1.35%	-5.94%	3.62%
MSCI ACWI Index (Net)	15.79%	12.00%	11.10%
MSCI World Growth Index (Net)	19.31%	12.58%	14.14%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on May 18, 2018, Guggenheim Solar ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim Solar ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$723,321,823
Total number of portfolio holdings	31
Total advisory fees paid	$3,953,220
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
First Solar, Inc.	9.31%
Nextracker, Inc., Class A	9.26%
GCL Technology Holdings Ltd.	7.47%
Enphase Energy, Inc.	6.91%
Sunrun, Inc.	6.45%
Xinyi Solar Holdings Ltd.	5.01%
Enlight Renewable Energy Ltd.	4.85%
SolarEdge Technologies, Inc.	4.16%
HA Sustainable Infrastructure Capital, Inc.	3.97%
Daqo New Energy Corp., ADR	3.75%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-TAN-AR
Invesco Solar ETF

Invesco Taxable Municipal Bond ETF
BAB | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Taxable Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Taxable Municipal Bond ETF	$28	0.28%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the taxable municipal bonds market benefited from muted supply and higher yields than tax-exempt municipal bonds. Because the Fund primarily invests in taxable municipal bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA US Taxable Municipal Securities Plus Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.11%, differed from the return of the Index, 2.33%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | California bonds, followed by New York bonds.
Positions | Illinois (State of), Series 2010 2, 6.90% coupon, due 3/1/2035, followed by Board of Regents of the University of Texas System (Build America Bonds), Series 2010 C, 4.64% coupon, due 8/15/2030.
What detracted from performance?
State Allocations | New Hampshire bonds, followed by Ohio bonds.
Positions | Los Angeles (City of), CA Department of Water & Power, Series 2010, 6.57% coupon, due 7/1/2045, followed by Chicago (City of), IL (O'Hare International Airport), Series 2018 C, 4.57% coupon, due 1/1/2054.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Taxable Municipal Bond ETF — NAV Return	2.11%	-1.03%	2.91%
Blended - ICE BofA US Taxable Municipal Securities Plus Index	2.33%	-0.66%	3.10%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
ICE BofA U.S. Corporate Index	4.26%	0.23%	3.14%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - ICE BofA US Taxable Municipal Securities Plus Index performance is comprised of the performance of the ICE BofA Build America Bond Index, the Fund's former underlying index, through May 31, 2017, followed by the performance of the Index thereafter.
- Prior to July 1, 2022, the Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, the Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$904,940,232
Total number of portfolio holdings	975
Total advisory fees paid	$2,818,302
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039	1.43%
Illinois (State of), Series 2010 2, GO Bonds, 6.90%, 03/01/2035	1.12%
Board of Regents of the University of Texas System, Series 2010 C, RB, 4.64%, 08/15/2030	1.11%
California (State of), Series 2009, GO Bonds, 7.35%, 11/01/2039	1.08%
California (State of), Series 2010, GO Bonds, 7.60%, 11/01/2040	0.99%
California (State of), Series 2009, GO Bonds, 7.50%, 04/01/2034	0.95%
California (State of), Series 2023, GO Bonds, 5.10%, 03/01/2029	0.92%
Metro, Series 2019, GO Bonds, 3.25%, 06/01/2028	0.87%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds, 4.91%, 05/01/2029	0.80%
California (State of), Series 2009, GO Bonds, 7.30%, 10/01/2039	0.77%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BAB-AR
Invesco Taxable Municipal Bond ETF

Invesco Variable Rate Preferred ETF
VRP | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Variable Rate Preferred ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Variable Rate Preferred ETF	$52	0.50%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the floating-rate preferred market benefited from an elevated rate environment lasting for most of the period. Because the Fund primarily invests in floating and variable rate preferred securities, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE Variable Rate Preferred & Hybrid Securities Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the components of the Index, as well as American depositary receipts ("ADRs") that represent securities in the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.62%, differed from the return of the Index, 7.82%, primarily due to fees and expenses that the Fund incurred during the period, which were partially offset by income received from the securities lending program in which the Fund participates, as well as positive effects of the sampling approach employed by the portfolio management team.
What contributed to performance?
Industry Allocations | Banks industry, followed by the capital markets industry.
Positions | Citigroup Capital XIII, Pfd., 10.94% coupon, a financial services company, followed by Wells Fargo & Co., Series BB, 3.90% coupon, a banks company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Compass Diversified Holdings, Series B, Pfd., 7.88% coupon, a financial services company, followed by Bank of America Corp., Series E, Pfd., 4.82% coupon, a banks company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Variable Rate Preferred ETF — NAV Return	7.62%	5.19%	5.42%
Blended - ICE Variable Rate Preferred & Hybrid Securities Index	7.82%	5.51%	5.67%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
S&P U.S. Preferred Stock Index	4.62%	3.23%	4.31%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - ICE Variable Rate Preferred & Hybrid Securities Index performance is comprised of the performance of the WeIls Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index, the Fund's former underlying index, through June 30, 2021, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,179,491,307
Total number of portfolio holdings	322
Total advisory fees paid	$9,787,523
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Series BB, 3.90%	1.36%
Bank of America Corp., 6.63%	1.21%
JPMorgan Chase & Co., Series OO, 6.50%	1.20%
Citigroup, Inc., Series GG, 6.88%	1.07%
Citigroup Capital XIII, Pfd., 10.94%	1.07%
JPMorgan Chase & Co., Series NN, 6.88%	1.02%
Bank of America Corp., 6.25%	0.98%
BP Capital Markets PLC, 4.88%	0.97%
Goldman Sachs Group, Inc. (The), Series X, 7.50%	0.92%
CVS Health Corp., 7.00%, 03/10/2055	0.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-VRP-AR
Invesco Variable Rate Preferred ETF

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended August 31, 2025.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees (the "Board") has determined that the Registrant has four "audit committee financial experts" serving on its audit committee: Mr. Marc M. Kole, Ms. Joanne Pace, Mr. Gary R. Wicker and Mr. Donald H. Wilson. Each of these audit committee members is "independent," meaning that he/she is not an "interested person" of the Registrant (as that term is defined in Section 2(a)(19) of the Act) and he/she does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his/her capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that a person has any greater duties, obligations, or liability than those imposed on a person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board.

Item 4. Principal Accountant Fees and Services.

(a)	to (d)

Fees Billed by PwC to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for pre-approved services rendered to the Registrant for the last two fiscal years as shown in the following table.  The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024
Audit Fees	$ 1,031,120	$ 978,270
Audit-Related Fees	$ 0	$ 0
Tax Fees(1)	$ 747,720	$ 723,600
All Other Fees	$ 0	$ 0
Total Fees	$ 1,778,840	$ 1,701,870
(1)

Tax Fees for the fiscal years ended 2025 and 2024 include fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Capital Management LLC (“Invesco” or “Adviser”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”), aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,177,000	$ 1,121,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,177,000	$ 1,121,000

(1)	Audit-Related Fees for the fiscal years ended 2025 and 2024 include fees billed related to reviewing controls at a service organization.

(e)(1)Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Policies and Procedures

As Adopted by the Audit Committee of the Invesco ETFs

Applicable to

Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (collectively the “Funds”)

Risk Addressed by Policy	Approval of Audit and Non-Audit Services
Relevant Law and Other Sources	Sarbanes-Oxley Act of 2002; Regulation S-X.
Last Reviewed by Compliance for Accuracy	June 15, 2018
Effective Date	June 26, 2009
Amended Dates	March 12, 2015 and June 15, 2018

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made. The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:
a.

The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.

Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and
3.	Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client
•	Financial information systems design and implementation
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
•	Actuarial services
•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions
•	Human resources
•	Broker-dealer, investment adviser, or investment banking services
•	Legal services
•	Expert services unrelated to the audit
•	Any service or product provided for a contingent fee or a commission
•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance
•	Tax services for persons in financial reporting oversight roles at the Fund
•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.
(e)(2)	There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)

In addition to the amounts shown in the tables above, PwC billed Invesco and Affiliates aggregate fees of $6,681,000 for the fiscal year ended August 31, 2025 and $6,608,000 for the fiscal year ended August 31, 2024 for non-audit services not required to be pre-approved by the Registrant’s Audit Committee.  In total, PwC billed the Registrant, Invesco and Affiliates aggregate non-audit fees of $8,605,720 for the fiscal year ended August 31, 2025 and $8,452,600 for the fiscal year ended August 31, 2024.

(h)

With respect to the non-audit services above billed to Invesco and Affiliates that were not required to be pre-approved by the Registrant’s Audit Committee, the Audit Committee received information from PwC about such services, including by way of comparison, that PwC provided audit services to entities within the Investment Company Complex, as defined by Rule 2-01(f)(14) of Regulation S-X, of approximately $35 million and non-audit services of approximately $26 million for the fiscal year ended 2025. The Audit Committee considered this information in evaluating PwC’s independence.

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists solely of independent trustees. The Audit Committee members are Marc M. Kole, Joanne Pace, Gary R. Wicker, and Donald H. Wilson.
(b) Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Annual Financial Statements and Other Information
August 31, 2025
PWZ	Invesco California AMT-Free Municipal Bond ETF
PCEF	Invesco CEF Income Composite ETF
GOVI	Invesco Equal Weight 0-30 Year Treasury ETF
PVI	Invesco Floating Rate Municipal Income ETF
PHB	Invesco Fundamental High Yield® Corporate Bond ETF
PFIG	Invesco Fundamental Investment Grade Corporate Bond ETF
PZA	Invesco National AMT-Free Municipal Bond ETF
PZT	Invesco New York AMT-Free Municipal Bond ETF
PGX	Invesco Preferred ETF
TBLL	Invesco Short Term Treasury ETF
BAB	Invesco Taxable Municipal Bond ETF
VRP	Invesco Variable Rate Preferred ETF

2

Invesco California AMT-Free Municipal Bond ETF (PWZ)
August 31, 2025
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.00%
California-97.81%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGI)(a)	5.00%	10/01/2052	$1,070	$1,078,339
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	815	847,004
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	340	348,016
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2052	945	825,580
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	1,505	1,540,717
Anaheim (City of), CA (Election of 2016), Series 2023 B, GO Bonds, (INS - BAM)(a)	4.25%	08/01/2053	40	36,643
Anaheim Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.63%	08/01/2052	135	131,689
Antioch Unified School District (Election of 2024), Series 2024 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	50	43,394
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2048	1,615	1,679,126
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2053	1,175	1,209,334
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2041	30	31,677
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2042	115	120,508
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	470	489,816
Bay Area Toll Authority (Green Bonds), Series 2025 F, RB	5.00%	04/01/2044	60	63,551
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	150	128,344
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,900	2,717,183
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2047	2,180	1,926,363
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2049	625	545,790
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB	3.00%	04/01/2054	895	615,473
Bay Area Toll Authority (San Francisco Bay Area), Series 2021 F-2, Ref. RB	2.60%	04/01/2056	3,600	2,211,083
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	1,830	1,871,696
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.25%	04/01/2054	615	639,541
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-2, RB	4.13%	04/01/2054	1,510	1,331,735
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB(b)(c)	5.00%	09/19/2025	220	226,851
Beverly Hills Unified School District, Series 2019 A, GO Bonds	3.00%	08/01/2044	330	255,600
Brentwood Union School District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2052	1,400	1,447,635
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2048	520	530,756
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2053	35	35,594
Burbank Unified School District (Election of 2024), Series 2025, GO Bonds	5.00%	08/01/2054	225	229,764
Burbank-Glendale-Pasadena Airport Authority, Series 2024 A, RB, (INS - AGI)(a)	4.00%	07/01/2054	1,290	1,115,346
Calexico (City of), CA, Series 2022, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2052	25	17,055
California (State of), Series 2013, GO Bonds	4.00%	02/01/2043	260	245,074
California (State of), Series 2013, GO Bonds	4.00%	04/01/2043	240	223,594
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	2,780	2,543,729
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	735	667,145
California (State of), Series 2015, GO Bonds	4.00%	08/01/2045	155	140,543
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	2,100	2,101,118
California (State of), Series 2016, GO Bonds	4.00%	09/01/2045	1,735	1,572,922
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	1,175	1,185,356
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	1,010	743,411
California (State of), Series 2016, GO Bonds	4.00%	09/01/2046	195	175,095
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	900	905,134
California (State of), Series 2017, GO Bonds	5.00%	08/01/2046	1,120	1,125,838
California (State of), Series 2017, GO Bonds	4.00%	11/01/2047	255	227,522
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	2,380	2,406,190
California (State of), Series 2018, GO Bonds	3.63%	10/01/2047	425	345,604
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	1,720	1,724,429
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	205	187,618
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	1,000	1,019,326
California (State of), Series 2019, GO Bonds	4.00%	04/01/2049	20	17,695
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,200	1,216,424
California (State of), Series 2019, GO Bonds	3.00%	10/01/2049	125	89,996
California (State of), Series 2020, GO Bonds	3.00%	11/01/2041	140	113,545
California (State of), Series 2020, GO Bonds	4.00%	11/01/2041	1,050	984,123
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	$375	$339,813
California (State of), Series 2020, GO Bonds	3.00%	03/01/2046	1,635	1,225,891
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,260	1,141,618
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	165	149,498
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	420	300,396
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,900	2,074,163
California (State of), Series 2020, GO Bonds	4.00%	03/01/2050	2,025	1,796,254
California (State of), Series 2020, GO Bonds	3.00%	11/01/2050	1,165	829,750
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	290	254,298
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	315	310,815
California (State of), Series 2021, GO Bonds(b)(c)	5.00%	12/01/2030	25	28,060
California (State of), Series 2021, GO Bonds(b)(c)	5.00%	12/01/2030	15	16,836
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	580	400,649
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	400	314,749
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	1,185	1,224,194
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	1,085	809,057
California (State of), Series 2021, GO Bonds	5.00%	12/01/2046	510	522,107
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	550	352,581
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	240	172,604
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	4,455	4,679,819
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	1,825	1,779,684
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	1,310	1,371,968
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	2,640	2,680,828
California (State of), Series 2022 CU, GO Bonds	4.85%	12/01/2046	2,110	2,133,752
California (State of), Series 2022 CU, GO Bonds	5.50%	12/01/2052	785	833,666
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	1,505	1,545,848
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	1,385	1,446,937
California (State of), Series 2022, GO Bonds	4.00%	04/01/2049	1,975	1,764,780
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	2,485	1,758,451
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	3,410	3,513,893
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	1,805	1,721,537
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	2,435	2,476,258
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,020	1,068,256
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	2,725	2,614,452
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	3,430	3,601,260
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	350	356,324
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	2,205	2,315,834
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,965	2,044,151
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	2,490	2,633,391
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	1,920	1,701,052
California (State of), Series 2023, GO Bonds	5.25%	10/01/2050	2,650	2,765,462
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	3,265	3,403,756
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	2,545	2,425,215
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	1,320	1,354,285
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	2,735	2,897,580
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	5,030	4,764,877
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	3,220	3,384,971
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	605	648,945
California (State of), Series 2024, GO Bonds	5.00%	09/01/2043	140	147,853
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	2,035	2,181,268
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	695	729,756
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	2,085	2,189,268
California (State of), Series 2024, GO Bonds	4.00%	09/01/2047	900	820,014
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	4,760	4,941,812
California (State of), Series 2024, GO Bonds	4.00%	08/01/2049	1,500	1,355,144
California (State of), Series 2024, GO Bonds	5.00%	08/01/2049	1,750	1,816,202
California (State of), Series 2024, GO Bonds	5.50%	08/01/2049	15	16,171
California (State of), Series 2024, GO Bonds	4.00%	09/01/2052	2,000	1,759,845
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	$1,450	$1,495,703
California (State of), Series 2024, GO Bonds	4.00%	08/01/2054	100	87,152
California (State of), Series 2024, GO Bonds	5.25%	08/01/2054	380	399,599
California (State of), Series 2024, GO Bonds	5.50%	08/01/2054	585	627,124
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2043	3,025	3,194,682
California (State of), Series 2024, Ref. GO Bonds	4.00%	08/01/2044	800	741,371
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2044	1,240	1,304,468
California (State of), Series 2025, GO Bonds	5.00%	03/01/2042	1,235	1,325,742
California (State of), Series 2025, GO Bonds	5.00%	03/01/2043	1,085	1,151,709
California (State of), Series 2025, GO Bonds	5.00%	03/01/2044	4,050	4,271,914
California (State of), Series 2025, GO Bonds	4.13%	03/01/2049	20	18,699
California (State of), Series 2025, GO Bonds	5.00%	03/01/2049	3,275	3,405,551
California (State of), Series 2025, GO Bonds	5.00%	03/01/2055	4,705	4,863,151
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2045	890	934,652
California (State of) Educational Facilities Authority, Series 2025 A, RB	5.00%	10/01/2055	7,350	7,507,406
California (State of) Educational Facilities Authority (Art Center College of Design), Series 2018 A, Ref. RB	5.00%	12/01/2044	1,000	965,000
California (State of) Educational Facilities Authority (Chapman University), Series 2017 B, RB	4.00%	04/01/2047	160	141,608
California (State of) Educational Facilities Authority (Saint Mary’s College of California), Series 2023, Ref. RB	5.50%	10/01/2053	1,350	1,267,580
California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-3, RB	5.00%	06/01/2043	3,000	3,271,174
California (State of) Educational Facilities Authority (Stanford University), Series 2014 U-6, RB	5.00%	05/01/2045	3,200	3,433,450
California (State of) Educational Facilities Authority (Stanford University), Series 2016 U-7, RB	5.00%	06/01/2046	1,900	2,022,944
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,300	4,539,769
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	2,000	2,102,024
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021, Ref. RB	2.25%	04/01/2051	425	259,070
California (State of) Educational Facilities Authority (university of Pacific), Series 2025, RB	5.00%	11/01/2055	65	65,741
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	1,000	972,233
California (State of) Enterprise Development Authority (Campbell Hall (Episcola)), Series 2025, RB	4.00%	08/01/2040	15	14,398
California (State of) Enterprise Development Authority (Castilleja School Foundation), Series 2024, RB	4.00%	06/01/2054	1,795	1,515,602
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	820	850,120
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	530	534,593
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	1,380	1,422,474
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.50%	11/01/2059	1,400	1,466,590
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	1,655	1,346,350
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB	5.00%	08/15/2041	1,195	1,249,424
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	4.00%	08/15/2040	800	764,880
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	2,275	2,318,837
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	2,220	1,532,199
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	3.25%	08/15/2039	1,000	880,973
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	1,825	1,782,775
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	6,320	5,577,087
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	$700	$677,450
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2047	25	23,698
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2054	125	127,017
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	4.00%	11/15/2045	1,115	958,667
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	5.00%	11/15/2049	1,900	1,872,884
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2044	1,110	990,852
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2045	1,295	1,135,344
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020, Ref. RB(b)(c)	4.00%	04/01/2030	35	37,497
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020, Ref. RB	4.00%	04/01/2049	2,160	1,817,859
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	1,125	1,148,165
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.00%	12/01/2054	915	910,453
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	760	735,321
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.13%	02/01/2047	255	228,540
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2047	525	526,128
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	6,300	5,613,525
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	3,000	3,090,278
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2051	195	165,230
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,135	1,135,080
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	145	142,738
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022, Ref. RB	4.00%	05/15/2051	1,800	1,517,466
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	980	857,284
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	3.00%	06/01/2047	1,000	745,579
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	1,000	826,984
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 B, RB	5.00%	10/01/2044	1,200	1,196,195
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	4,325	3,025,886
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	1,050	890,734
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	1,180	936,332
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2040	105	112,296
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	1,170	1,240,072
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2042	330	346,533
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	1,105	1,153,752
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2044	1,050	1,090,283
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	5.00%	08/15/2054	550	549,982
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	2,050	1,980,631
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	2,105	1,827,799
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2025 A, Ref. RB	5.25%	08/15/2054	2,000	2,083,454
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	2,300	2,116,546
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	1,030	1,030,963
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	1,325	1,118,320
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	$1,325	$1,313,017
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	2,030	1,846,840
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	1,890	1,703,193
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024 A, RB	5.25%	07/01/2054	955	930,099
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024, RB	5.25%	07/01/2049	1,000	982,574
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	1,235	1,245,204
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	1,275	1,275,408
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2043	50	51,279
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2040	150	150,813
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2041	35	34,769
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2042	150	146,406
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2044	1,055	1,010,641
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2045	295	281,088
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2047	525	482,099
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2046	405	352,945
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2051	10	8,430
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	675	701,453
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	55	56,789
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	2,000	1,337,791
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,025	892,535
California (State of) Infrastructure & Economic Development Bank (Social Bonds), Series 2024, RB	5.00%	11/01/2049	125	120,906
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	800	814,302
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	1,175	1,184,719
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2052	1,000	1,003,740
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.00%	05/15/2050	510	519,268
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	4.50%	05/15/2055	1,470	1,390,057
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.25%	05/15/2059	175	180,902
California (State of) Municipal Finance Authority, Series 2024 A, RB	5.00%	09/01/2054	475	471,444
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	1,000	984,010
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB, (INS - BAM)(a)	4.00%	05/15/2048	245	204,778
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	3,085	2,413,139
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	3.00%	02/01/2046	55	38,506
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	4.00%	02/01/2051	$1,500	$1,222,405
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,000	891,685
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	1,000	984,542
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,000	967,885
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	4.00%	07/01/2047	45	37,239
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	500	443,292
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2051	1,000	699,198
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	1,000	679,546
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2019 A, Ref. RB	5.00%	10/01/2044	200	193,743
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2021, RB	4.00%	10/01/2049	1,000	804,497
California (State of) Municipal Finance Authority (Inland Regional Center), Series 2015, Ref. RB	5.00%	06/15/2045	200	200,000
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates), Series 2019, RB, (INS - Cal-Mortgage)(a)	5.00%	01/01/2049	685	693,043
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	630	619,586
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,000	889,655
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	476,197
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,009,303
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGI)(a)	5.25%	11/01/2052	1,900	1,904,603
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2049	515	524,336
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	1,000	944,240
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2052	1,000	933,298
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(d)	5.00%	11/21/2045	1,000	990,827
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	1,000	931,817
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	730	748,820
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	1,560	1,370,930
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	1,335	1,182,082
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	55	55,055
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	1,325	1,189,197
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	2,560	2,606,592
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2041	40	42,659
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2042	370	391,132
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	975	1,024,368
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2044	975	1,019,135
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	1,055	1,096,776
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	5,315	5,441,396
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2044	15	15,297
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	1,910	1,716,312
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.25%	04/01/2042	35	37,931
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2043	990	1,044,873
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2044	45	47,229
California (State of) Public Works Board (Various Capital), Series 2025, RB	5.00%	04/01/2045	35	36,516
California (State of) Public Works Board (Various Capital), Series 2025, RB	5.00%	04/01/2050	100	102,498
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	265	217,717
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging), Series 2021, Ref. RB	3.00%	04/01/2051	2,000	1,312,338
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	$1,450	$1,279,521
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	1,000	667,899
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGI)(a)	5.25%	08/15/2052	1,000	1,010,538
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	300	283,781
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	3.00%	04/01/2046	1,250	881,720
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	2.50%	04/01/2051	15	8,822
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	4.00%	04/01/2051	300	237,672
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	1,960	1,725,900
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco), Series 2016, RB, (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	1,125	1,011,178
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	1,940	1,737,647
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	1,795	1,555,352
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,045	1,044,076
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	850	700,436
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	275	271,080
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.00%	12/01/2049	810	811,966
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	1,435	1,466,293
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	1,000	827,278
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	365	344,838
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	475	476,447
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	500	499,442
California State University, Series 2015 A, Ref. RB(b)(c)	5.00%	11/01/2025	1,575	1,581,755
California State University, Series 2015 A, Ref. RB	4.00%	11/01/2043	325	295,192
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	25	25,000
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	1,620	1,630,871
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	1,345	1,201,990
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	700	703,143
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	1,685	1,699,069
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	40	40,132
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	15	15,237
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	1,030	1,036,962
California State University, Series 2019 A, RB	5.00%	11/01/2044	50	50,782
California State University, Series 2019 A, RB	5.00%	11/01/2049	1,000	1,005,527
California State University, Series 2020 C, RB	4.00%	11/01/2045	2,060	1,852,338
California State University, Series 2023 A, RB	5.25%	11/01/2048	850	889,251
California State University, Series 2023 A, RB	5.25%	11/01/2053	1,580	1,640,575
California State University, Series 2024 A, GO Bonds	4.00%	11/01/2049	630	555,740
California State University, Series 2024 A, RB	5.50%	11/01/2045	1,590	1,728,199
California State University, Series 2024 A, RB	5.50%	11/01/2046	1,180	1,276,417
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2024 A, RB	5.50%	11/01/2049	$215	$230,485
California State University, Series 2024 A, RB	4.00%	11/01/2055	745	639,607
California State University, Series 2024 A, RB	5.50%	11/01/2055	2,525	2,693,211
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2040	10	10,970
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2041	1,030	1,117,613
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2042	605	649,861
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2043	2,400	2,555,752
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2044	2,120	2,242,569
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2045	1,250	1,316,154
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2046	635	662,965
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2050	1,965	2,060,643
California State University, Series 2025 A, Ref. RB	4.63%	11/01/2056	995	963,819
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2056	1,350	1,411,594
California Statewide Communities Development Authority (Sequoia Living Projects), Series 2025, Ref. RB, (INS - Cal-Mortgage)(a)	5.00%	07/01/2055	1,000	995,330
Carlsbad Unified School District (Election of 2018), Series 2019 A, GO Bonds	3.13%	08/01/2048	60	44,286
Centinela Valley Union High School District, Series 2016 B, Ref. GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	145	125,156
Cerritos Community College District (Election of 2012), Series 2019 C, GO Bonds	3.00%	08/01/2044	95	71,999
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	1,295	1,167,325
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.25%	08/01/2048	820	854,155
Chaffey Joint Union High School District, Series 2019 D, GO Bonds	4.00%	08/01/2049	890	780,409
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	2,000	2,000,034
Chaffey Joint Union High School District (Election of 2012), Series 2017, C GO Bonds	5.25%	08/01/2047	80	80,932
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	4.00%	08/01/2052	610	526,709
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	5.25%	08/01/2052	135	139,352
Chaffey Joint Union High School District (Election of 2012), Series 2024 H, GO Bonds	4.00%	08/01/2054	45	38,521
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	385	346,951
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	1,500	1,131,100
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	1,185	1,196,251
Chino Valley Unified School District (Election of 2016), Series 2022 C, GO Bonds	4.00%	08/01/2055	2,870	2,443,352
Chino Valley Unified School District (Election of 2016), Series 2024 D, GO Bonds	5.00%	08/01/2055	1,400	1,429,225
Chula Vista Elementary School District School Facilities District No. 1, Series 2017, C GO Bonds	4.00%	08/01/2041	100	93,004
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	1,365	1,405,508
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	85	86,298
Clovis Unified School District (Election of 2020), Series 2024 C, GO Bonds	4.00%	08/01/2048	1,960	1,724,486
Coachella Valley Unified School District (Election of 2005), Series 2016 E, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	1,515	1,376,602
Coachella Valley Unified School District (Election of 2005), Series 2016 F, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2046	100	100,368
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds	4.00%	08/01/2042	120	111,393
College of the Sequoias Community College District (Visalia Area Improvement District No. 2), Series 2024, GO Bonds	5.00%	08/01/2054	1,000	1,008,588
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	1,295	1,143,433
Corona-Norco Unified School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	25	22,990
Corona-Norco Unified School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	20	18,028
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	1,700	1,488,221
Cupertino Union School District (Election of 2012), Series 2016 C, Ref. GO Bonds	4.00%	08/01/2040	15	14,168
Del Mar Union School District (Election of 2018), Series 2022 B, GO Bonds	4.00%	08/01/2046	705	662,367
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	865	750,520
Desert Community College District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2051	1,025	891,017
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2048	1,045	939,508
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2052	445	389,208
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	2,185	1,961,198
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.25%	08/01/2053	410	369,480
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	505	511,968
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	1,185	1,196,695
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	5	5,067
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2049	1,280	1,324,438
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	510	524,580
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2050	1,000	1,039,594
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2055	$3,530	$3,650,900
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.25%	07/01/2042	20	20,285
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	2,000	2,007,858
El Camino Community College District Fountation (The) (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2048	150	151,837
El Dorado Irrigation District, Series 2024 A, COP	4.00%	03/01/2050	385	330,011
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	675	742,749
Elk Grove Unified School District, Series 2016, Ref. COP, (INS - BAM)(a)	3.13%	02/01/2040	245	208,365
Elk Grove Unified School District (Election of 1998), Series 2023, RB, (INS - AGI)(a)	4.00%	12/01/2042	740	685,374
Elk Grove Unified School District (Election of 2016), Series 2019, GO Bonds	4.00%	08/01/2046	30	27,155
Elk Grove Unified School District (Election of 2016), Series 2019, GO Bonds	4.00%	08/01/2048	170	152,489
Escondido Union School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	140	124,990
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGI)(a)	4.00%	10/01/2044	2,845	2,603,774
Folsom Cordova Unified School District (Election of 2014), Series 2018 C, GO Bonds	4.00%	10/01/2043	495	451,682
Fontana Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2050	1,700	1,782,553
Foothill-De Anza Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2040	2,000	1,966,776
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, RB	4.00%	01/15/2046	1,000	909,354
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2046	3,430	3,119,084
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	1,721	1,616,406
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,170	1,826,836
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-2, Ref. RB	3.50%	01/15/2053	1,500	1,162,936
Fremont Union High School District, Series 2015, GO Bonds	4.00%	08/01/2044	1,000	930,231
Fremont Union High School District, Series 2015, Ref. GO Bonds	4.00%	08/01/2040	10	9,769
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	3,110	2,852,466
Fresno Unified School District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2041	60	55,494
Fresno Unified School District, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2046	1,050	916,918
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	2,020	1,712,061
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	500	419,992
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	5.00%	04/01/2049	75	75,726
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	4.00%	04/01/2054	1,565	1,348,305
Glendale (City of), AZ, Series 2024, RB	5.00%	02/01/2054	500	503,755
Glendale (City of), AZ, Series 2025, RB	5.00%	02/01/2052	100	100,985
Glendale (City of), CA, Second Series 2024, RB	5.00%	02/01/2054	2,025	2,040,206
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	300	213,872
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	2,405	2,089,077
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	625	454,141
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2044	1,000	1,021,376
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	605	545,353
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	665	680,064
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	1,540	1,412,475
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2042	175	159,463
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	600	607,161
Hayward Unified School District, Series 2019, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	275	249,074
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	720	647,304
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	145	127,045
Hayward Unified School District, Series 2022, COP	5.25%	08/01/2052	25	25,072
Hayward Unified School District (Election of 2018), Series 2019 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2048	875	777,398
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	1,260	1,096,635
Imperial (County of), CA Community college District (Election of 2022), Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	775	791,207
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	1,200	1,210,578
Imperial Irrigation District, Series 2017, Ref. RB	4.00%	11/01/2041	490	463,804
Inland Valley Development Agency, Series 2014 A, Ref. RB	5.00%	09/01/2044	1,000	1,007,376
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2044	1,000	1,007,423
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	5.25%	09/01/2053	370	378,272
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	4.00%	09/01/2058	645	547,724
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	5.25%	05/01/2048	35	35,132
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	4.25%	05/01/2053	$2,500	$2,206,510
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	545	561,179
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	2,050	1,731,002
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	1,000	1,019,465
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	25	25,164
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	2,000	1,873,006
Livermore Valley Joint Unified School District (Measure J), Series 2016, GO Bonds	3.00%	08/01/2046	365	268,061
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	120	105,174
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	295	254,860
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	2,000	1,522,976
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	445	447,108
Long Beach (City of), CA, Series 2018 A, RB	5.00%	06/01/2048	1,165	1,176,663
Long Beach (City of), CA, Series 2019 A, RB	5.00%	05/15/2044	1,025	1,051,613
Long Beach (City of), CA, Series 2019 A, RB	5.00%	05/15/2049	15	15,225
Long Beach (City of), CA, Series 2025 A, RB	5.00%	06/01/2055	2,370	2,415,639
Long Beach (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2041	60	64,730
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2040	15	16,362
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2048	2,315	2,387,559
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2048	1,305	1,372,252
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2051	2,895	3,016,234
Long Beach (City of), CA Bond Finance Authority, Series 2023, RB	4.00%	08/01/2053	300	258,344
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,525	1,335,022
Long Beach Unified School District (Election of 2008), Series 2019 F, GO Bonds	3.00%	08/01/2047	450	320,809
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	100	68,896
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2050	2,685	2,345,106
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2053	1,070	923,396
Los Angeles (City of), CA, Series 2025 A, RB	5.25%	06/01/2050	3,835	4,003,322
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2044	1,000	1,055,078
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2045	10	10,487
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2042	10	10,683
Los Angeles (City of), CA, Series 2025 E, RB	5.00%	05/15/2050	1,000	1,025,207
Los Angeles (City of), CA, Series 2025 E, RB	5.25%	05/15/2055	500	519,221
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	745	753,885
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	1,275	1,308,079
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	150	129,222
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2042	125	133,306
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2044	60	63,195
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2045	1,005	1,053,802
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2043	500	510,664
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2048	20	20,217
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	4.00%	05/15/2048	350	313,524
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	660	668,883
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	1,005	1,010,533
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	2,250	2,305,943
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	1,280	1,300,519
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	1,395	1,249,617
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds), Series 2022 I, RB	5.00%	05/15/2048	1,190	1,210,528
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2040	1,000	998,035
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2041	265	264,694
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,200	2,159,157
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	$2,500	$2,447,333
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2042	1,000	994,306
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	2,350	2,351,338
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	1,020	1,023,002
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	1,475	1,474,645
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	4.00%	07/01/2047	1,295	1,130,973
Los Angeles (City of), CA Department of Water & Power, Series 2017 C, RB	5.00%	07/01/2042	515	515,411
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	2,000	1,979,689
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	1,695	1,694,973
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	1,000	989,844
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	1,000	997,831
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	680	671,284
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	590	593,637
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2049	1,000	986,223
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	350	349,916
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	2,235	2,204,209
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	15	31,185
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	615	625,404
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	55	55,036
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	1,785	1,816,407
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2045	905	907,652
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	250	249,877
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2041	575	588,623
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	1,770	1,773,509
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	410	411,766
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	745	744,435
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2051	1,815	1,813,187
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	1,085	1,106,445
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	1,140	1,159,286
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	760	763,783
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	2,165	2,162,838
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2051	90	89,910
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2042	75	76,737
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	380	387,060
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	660	661,418
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	1,050	1,050,052
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2052	1,000	998,788
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2040	35	36,288
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	890	911,765
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2043	110	112,156
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	1,050	1,052,869
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	4.00%	07/01/2049	1,530	1,317,933
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	60	62,040
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	370	384,540
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	665	684,062
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	20	20,672
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	605	618,126
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	950	974,805
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	560	571,718
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	1,265	1,287,018
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	1,105	1,108,225
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,235	1,235,779
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2049	30	30,133
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	1,235	1,256,427
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	30	30,456
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	860	889,559
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	335	343,709
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	545	556,362
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	$935	$936,430
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	750	747,868
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	280	285,110
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2044	1,225	1,249,331
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2040	235	245,093
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2041	30	31,086
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2043	380	388,339
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2044	945	962,246
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2046	550	555,722
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2049	500	501,655
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2043	895	915,598
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2045	650	659,717
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2047	1,465	1,478,656
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2050	240	240,102
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2052	500	499,394
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2048	1,500	1,508,933
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2054	1,500	1,497,749
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.25%	07/01/2045	5	5,198
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	1,355	1,371,456
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2040	85	86,424
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	425	431,190
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2042	1,170	1,184,209
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	1,920	1,965,818
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	1,190	1,112,472
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	950	950,538
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	220	223,502
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	1,095	1,095,744
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2044	155	163,807
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2049	300	306,439
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	4.00%	12/01/2053	45	37,500
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2053	100	103,710
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2053	295	312,090
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB(e)	5.00%	12/01/2046	1,000	1,029,326
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB(e)	5.25%	12/01/2054	1,000	1,040,099
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB(e)	5.50%	12/01/2054	1,000	1,060,992
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	2,175	1,960,493
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	810	821,522
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	585	402,137
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2021 F, RB	4.00%	12/01/2046	600	521,791
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital) (Green Bonds), Series 2016 A, Ref. RB	4.00%	10/01/2042	30	27,378
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	238,409
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	1,100	951,852
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2049	500	518,773
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2054	1,165	1,200,368
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2057	500	514,802
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	1,000	1,021,001
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	2,175	1,914,774
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,010	985,830
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,020	932,635
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,110	826,568
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2040	10	9,761
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	6,180	5,650,673
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2046	110	98,342
Los Angeles Unified School District (Sustainability Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2041	370	397,545
Los Angeles Unified School District (Election of 2005), Series 2018 M, GO Bonds	5.25%	07/01/2042	700	714,556
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	4.00%	07/01/2040	$205	$199,212
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	2,145	2,189,604
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2045	55	57,386
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2049	590	605,170
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	1,160	1,209,477
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2040	140	153,552
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2042	105	113,367
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	2,670	2,787,844
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2041	115	122,788
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	260	273,397
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2040	70	75,980
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2042	575	613,383
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2043	1,660	1,753,937
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2044	1,170	1,224,873
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2045	850	885,364
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	4.00%	07/01/2049	2,455	2,146,014
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.25%	07/01/2049	1,295	1,353,190
Los Rios Community College District, Series 2019 D, GO Bonds	3.00%	08/01/2044	100	75,646
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	2,400	2,141,904
Manteca Unified School District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2053	1,150	1,205,396
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2040	280	267,289
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	1,005	1,014,580
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	505	437,658
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	1,000	1,023,297
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	45	45,812
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	1,200	1,239,694
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	1,000	1,018,150
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	1,100	1,142,465
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2053	125	129,065
Metropolitan Water District of Southern California, Series 2024 C, Ref. RB	5.00%	04/01/2049	105	109,308
Mill Valley School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2054	685	600,020
Modesto High School District (Election of 2022), Series 2022 A, GO Bonds	4.00%	08/01/2052	1,040	905,593
Modesto High School District (Election of 2022), Series 2025 B, GO Bonds	5.25%	08/01/2050	45	47,331
Modesto Irrigation District, Series 2023 A, RB	5.25%	10/01/2048	695	728,169
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	210	211,251
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	545	487,420
Monterey Peninsula Community College District (Election of 2020), Series 2024 B, GO Bonds	4.00%	08/01/2051	350	304,575
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	400	285,337
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGI)(a)	4.13%	08/01/2050	620	548,026
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2052	630	648,061
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	3,000	2,708,577
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2050	500	441,072
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2055	10	8,630
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGI)(a)	5.00%	08/01/2048	225	227,091
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	2,890	2,546,685
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	695	714,814
Mt. San Antonio Community College District (Election of 2018), Series 2024 D, GO Bonds	4.00%	08/01/2049	1,000	881,206
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	1,345	1,236,870
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2044	2,210	2,026,456
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	20	17,653
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2042	1,000	910,301
New Haven Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	1,200	1,227,933
New Haven Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.50%	08/01/2054	160	153,027
North Orange County Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	130	117,217
North Orange County Community College District (Election of 2014), Series 2019 B, GO Bonds	4.00%	08/01/2044	50	45,847
Norwalk-La Mirada Unified School District (Election of 2014), Series 2021 E, GO Bonds	3.00%	08/01/2050	65	45,803
Oak Grove School District (Election of 2022), Series 2023 A-2, GO Bonds	4.00%	08/01/2049	3,000	2,623,714
Oakland (City of(), CA, Series 2023 D, GO Bonds	5.50%	07/15/2053	570	594,395
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Oakland (City of), CA, Series 2020 B-1, GO Bonds	3.00%	01/15/2050	$300	$205,691
Oakland Unified School District (Election of 2012), Series 2019 A, GO Bonds, (INS - AGI)(a)	3.00%	08/01/2040	65	53,919
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2048	1,000	1,040,449
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	2,055	1,890,590
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2041	210	194,230
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2045	500	452,667
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGI)(a)	4.00%	05/15/2051	675	591,500
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.00%	11/01/2050	75	76,112
Ontario (City of), CA Public Financing Authority (Civic Center Improvements), Series 2022 A, RB, (INS - AGI)(a)	5.00%	11/01/2052	1,545	1,559,906
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	300	311,109
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	500	482,288
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	3,015	2,683,171
Palo Alto Unified School District, Series 2022, GO Bonds	3.25%	08/01/2042	1,600	1,342,087
Palomar Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2045	10	9,095
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	5.25%	08/01/2045	2,000	2,030,817
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	4.00%	08/01/2046	100	90,231
Palomar Community College District (Election of 2016), Series 2024 B, GO Bonds	4.00%	08/01/2049	2,550	2,277,820
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	2,000	2,049,805
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	4.00%	08/01/2052	500	436,507
Pasedena (City of), CA, Series 2025, GO Bonds	5.00%	09/01/2054	65	67,490
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	50	51,179
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	10	10,171
Peralta Community College District, Series 2022 B, GO Bonds	5.50%	08/01/2052	1,500	1,572,978
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2043	675	619,720
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2048	805	719,625
Perris Union High School District (Election of 2012), Series 2021 C, GO Bonds	3.00%	09/01/2045	65	48,264
Pleasanton Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	08/01/2052	105	92,085
Pleasanton Unified School District (Election of 2022), Series 2025, GO Bonds	4.25%	08/01/2050	15	14,029
Pleasanton Unified School District (Election of 2022), Series 2025, GO Bonds	4.50%	08/01/2052	1,020	983,285
Redondo Beach Unified School District (Election of 2024), Series 2025, GO Bonds	4.63%	08/01/2055	40	39,080
Redwood City School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2052	35	35,854
Redwoods Community College District (Election of 2024), Series 2025, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2054	660	687,488
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	1,100	1,105,113
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	3.00%	05/15/2042	330	259,050
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2044	645	586,705
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2047	2,680	2,681,213
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2040	155	161,906
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,010	1,046,864
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	1,085	1,116,419
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	3,160	2,922,687
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	6,060	6,103,147
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2053	4,865	4,129,412
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	1,400	1,075,299
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	1,000	1,029,671
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	4.38%	08/01/2055	1,210	1,119,720
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	660	690,077
River Islands Public Financing Authority, Series 2022 A-1, Ref. RB, (INS - AGI)(a)	5.25%	09/01/2052	500	512,705
River Islands Public Financing Authority, Series 2022, RB, (INS - AGI)(a)	4.25%	09/01/2047	110	100,769
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2042	560	580,035
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	2,000	2,055,766
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor), Series 2017 A, Ref. RB, (INS - BAM)(a)	4.00%	10/01/2040	200	193,614
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	2,250	1,928,617
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	2,000	1,372,137
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2050	80	70,107
Riverside County Transportation Commission, Series 2021, Ref. RB	4.00%	06/01/2047	210	178,174
Riverside Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2042	445	413,084
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	$35	$35,532
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	1,200	1,207,908
Sacramento (City of), CA (Convention Centre Ballroom), Series 2019, RB	3.00%	06/01/2050	95	64,923
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	3,000	3,009,731
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2040	15	15,672
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	4.00%	08/15/2045	285	258,796
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	4,060	4,126,969
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	610	627,922
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	950	971,960
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	1,000	1,029,798
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	165	168,971
Sacramento (City of), CA Unified School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	1,660	1,439,098
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2047	1,000	1,042,984
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2052	1,000	1,037,051
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2021 G, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	1,275	1,127,613
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2049	225	229,818
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2049	95	98,734
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2054	2,415	2,444,168
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2054	1,120	1,158,344
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	40	41,112
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	1,165	1,184,089
Sacramento Metropolitan Fire District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2055	320	279,106
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2045	1,190	1,077,347
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	735	657,558
San Bernardino City Unified School District, Series 2020 F, GO Bonds, (INS - AGI)(a)	3.00%	08/01/2044	695	525,822
San Bernardino Community College District (Election of 2008), Series 2023 E, GO Bonds	4.13%	08/01/2049	1,140	1,024,938
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	4.13%	08/01/2049	1,055	948,517
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	1,000	1,012,716
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2048	370	378,749
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2053	965	977,853
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	400	404,330
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	520	528,277
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	860	783,400
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	90	92,218
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	1,085	1,101,099
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	5.25%	08/01/2048	210	220,451
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	10/15/2048	100	90,213
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	08/01/2052	65	56,867
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2049	85	87,656
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	1,795	1,840,787
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, RB	5.00%	08/01/2051	500	515,500
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, RB	5.00%	08/01/2053	1,500	1,543,833
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2015 A, RB	5.00%	10/15/2044	1,000	1,000,359
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	735	748,045
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	900	789,283
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2023 A, RB	5.25%	10/15/2052	10	10,311
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	1,090	1,112,346
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2054	1,000	1,016,096
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	110	111,181
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	1,000	1,005,175
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,870	1,899,724
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	1,000	999,927
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	$650	$586,274
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	995	1,014,797
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2051	1,245	1,092,273
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	980	989,481
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	2,165	1,859,714
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	85	85,592
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2050	25	26,125
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2055	500	519,822
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	1,000	1,004,336
San Diego (County of), CA Regional Transportation Commission, Series 2020 A, RB	3.00%	08/01/2049	515	371,972
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	655	674,241
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2042	470	506,547
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	715	763,483
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2044	540	572,405
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2045	680	717,535
San Diego Community College District, Series 2025 A-1, GO Bonds	4.00%	08/01/2050	2,205	1,961,116
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2055	3,665	3,771,705
San Diego Unified School District, Series 2019 C-2, GO Bonds	3.00%	07/01/2044	160	122,551
San Diego Unified School District, Series 2020 D-2, GO Bonds	2.00%	07/01/2045	455	282,880
San Diego Unified School District, Series 2020 M-2, GO Bonds	3.00%	07/01/2050	1,530	1,084,336
San Diego Unified School District (Election of 20012) (Green Bonds), Series 2017, GO Bonds	3.13%	07/01/2040	90	77,193
San Diego Unified School District (Election of 2008), Series 2023, GO Bonds	5.00%	07/01/2048	40	41,292
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	4.00%	07/01/2045	120	108,659
San Diego Unified School District (Election of 2012), Series 2016, GO Bonds	4.00%	07/01/2045	30	27,165
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	3.13%	07/01/2042	1,050	858,618
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	4,005	3,553,518
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	5	5,043
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	1,585	1,387,785
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	1,195	1,050,384
San Diego Unified School District (Election of 2012), Series 2025, Ref. GO Bonds	5.00%	07/01/2042	60	66,439
San Diego Unified School District (Election of 2012), Subseries 2023 4B, GO Bonds	5.00%	07/01/2040	150	162,420
San Diego Unified School District (Election of 2012) (Green Bonds), Series 2021 N-2, GO Bonds	4.00%	07/01/2046	1,480	1,329,375
San Diego Unified School District (Election of 2018), Series 2019 B, GO Bonds	3.25%	07/01/2048	310	236,720
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2050	1,090	958,091
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2022 F-2, GO Bonds	4.25%	07/01/2052	255	234,752
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	295	311,845
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	1,555	1,605,211
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	3,335	2,932,762
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	3,630	3,192,182
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024 B-3, GO Bonds	4.00%	07/01/2054	1,490	1,288,575
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	4.00%	07/01/2045	60	54,581
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2049	1,325	1,363,022
San Diego Unified School District (Green Bonds), Series 2022, GO Bonds	4.25%	07/01/2047	100	93,790
San Diego Unified School District (Green Bonds) (Election of 2008), Series 2023, GO Bonds	5.00%	07/01/2053	280	285,826
San Dieguito Union High School District (Election of 2012), Series 2016 C-2, GO Bonds	3.00%	02/01/2041	15	11,929
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	4.00%	05/01/2052	95	82,501
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2052	325	328,874
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	2,115	2,192,779
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	1,570	1,570,647
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	2,980	2,979,895
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	1,625	1,627,895
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	$1,070	$1,074,439
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	960	964,717
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	10	10,386
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	30	30,568
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025 B, RB	5.00%	05/01/2053	1,000	1,018,462
San Francisco (City & County of), CA Public Utilities Commission, Series 2013 B, RB	4.00%	10/01/2042	1,120	1,045,255
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	11/01/2053	145	147,095
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 D, RB	5.00%	10/01/2054	1,065	1,084,456
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	1,080	992,774
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	1,000	1,012,041
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	20	20,621
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2045	110	112,779
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	45	46,002
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2047	50	44,126
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2048	50	43,682
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2049	100	86,650
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	970	831,140
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2051	30	25,543
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2041	85	80,683
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	885	907,696
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	5,280	5,376,458
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	500	346,290
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	485	415,473
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	1,535	1,601,630
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	2,000	2,072,668
San Francisco (City & County of), CA Public Utilities Commission (Regional Water), Series 2020 B, RB	5.00%	11/01/2050	500	500,951
San Francisco (City of), CA, Series 2025 E, RB	5.25%	11/01/2055	1,390	1,447,708
San Francisco (City of), CA, Series 2025, RB	5.00%	11/01/2051	1,500	1,533,934
San Francisco (City of), CA, Series 2025, RB	5.00%	11/01/2055	2,500	2,549,777
San Francisco (City of), CA (Green Bonds), Series 2020 A, RB	4.00%	11/01/2050	25	21,416
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	975	869,773
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2051	1,340	1,159,868
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2017 D, GO Bonds	4.00%	08/01/2042	215	199,010
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	105	105,799
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2020 C-1, GO Bonds	3.00%	08/01/2050	3,160	2,230,612
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2042	1,000	811,422
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	1,600	1,423,012
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.25%	08/01/2052	3,270	2,982,273
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.25%	08/01/2047	1,130	1,174,935
San Francisco Bay Area Rapid Transit District (Election of 2021), Series 2022, GO Bonds	5.00%	08/01/2040	10	10,660
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 B-1, GO Bonds	3.00%	08/01/2049	295	211,884
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	465	421,913
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2045	605	544,372
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	3,130	2,857,137
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.25%	06/15/2049	$2,230	$2,329,540
San Joaquin (County of), CA Transportation Authority (Measure K), Series 2017, Ref. RB	4.00%	03/01/2041	260	246,432
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	3,050	2,610,276
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2044	500	500,036
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	1,100	1,100,030
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	680	683,990
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	60	60,079
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2045	280	285,395
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	695	716,355
San Jose (City of), CA Financing Authority (Green Bonds), Series 2022 B, RB	5.00%	11/01/2052	1,110	1,136,792
San Jose Evergreen Community College District (Election of 2016), Series 2023 C, GO Bonds	4.00%	09/01/2045	30	28,074
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	1,025	988,269
San Juan Unified School District (Election of 2016), Series 2022, GO Bonds	4.00%	08/01/2046	225	197,702
San Juan Unified School District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2049	2,080	1,804,867
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	1,350	1,396,150
San Luis Coastal Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2053	610	544,962
San Luis Coastal Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2054	100	87,892
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	300	282,063
San Marcos Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2050	750	785,813
San Marcos Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	2,925	3,055,933
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	1,130	1,039,286
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	535	548,145
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	495	504,664
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2021 A-1, RB	3.00%	06/15/2046	50	37,042
San Mateo (County of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	4.00%	07/15/2052	515	450,373
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	1,655	1,682,608
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	1,000	658,411
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2051	1,000	612,300
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2048	415	373,113
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2051	50	44,016
San Mateo Foster City School District (Election of 2014), Series 2018 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2043	1,270	1,291,227
San Mateo Foster City School District (Election of 2020), Series 2025 C, GO Bonds	5.00%	08/01/2051	600	617,895
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	1,000	597,250
San Mateo Union High School District, Series 2021 B, GO Bonds	2.13%	09/01/2048	300	173,399
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	110	105,516
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	1,100	991,550
San Rafael City High School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2053	10	8,587
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	3.25%	08/01/2039	150	131,390
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	4.00%	05/01/2045	225	201,963
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	550	413,626
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2049	275	202,667
Santa Clara Unified School District (Election of 2014), Series 2017, GO Bonds	3.50%	07/01/2042	110	95,229
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	3.25%	07/01/2044	1,205	968,653
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	140	126,687
Santa Clara Valley Water District, Series 2016 A, Ref. RB	5.00%	06/01/2046	530	530,552
Santa Clarita Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2046	85	76,817
Santa Clarita Community College District, Series 2019, GO Bonds	3.00%	08/01/2049	440	311,709
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	20	20,804
Santa Cruz City High School District (Election of 2022), Series 2024 A, GO Bonds	4.00%	08/01/2054	335	290,036
Santa Monica Community College District, Series 2022 B, GO Bonds	4.00%	08/01/2045	315	291,424
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	15	15,285
Santa Monica-Malibu Unified School District, Series 2019, GO Bonds	3.00%	08/01/2049	5	3,567
Santa Monica-Malibu Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	500	514,024
Santa Monica-Malibu Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2054	500	512,141
Santa Rosa High School District, Series 2025 B, GO Bonds	5.25%	08/01/2050	500	520,446
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Santa Rosa High School District, Series 2025 B, GO Bonds	4.75%	08/01/2054	$695	$684,287
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	10	10,123
Simi Valley Unified School District, Series 2020 C, GO Bonds	4.00%	08/01/2050	80	68,803
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	885,527
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds	4.00%	08/01/2046	375	339,432
South San Francisco Unified School District, Series 2023, GO Bonds	4.00%	09/01/2052	550	476,031
South San Francisco Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	09/01/2048	535	473,596
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	1,905	1,905,467
Southern California Public Power Authority, Series 2023-1A, RB	5.25%	07/01/2053	2,545	2,585,856
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2049	1,065	1,068,697
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2053	1,600	1,595,451
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2044	70	71,695
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.25%	07/01/2049	1,000	1,022,614
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2025, RB, (INS - BAM)(a)	5.25%	07/01/2050	1,000	1,025,956
Southern California Water Replenishment District, Series 2015, Ref. RB(b)	4.00%	08/01/2045	25	22,773
Southwestern Community College District, Series 2021 D, GO Bonds	4.00%	08/01/2046	225	204,625
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	1,950	1,757,748
Southwestern Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	500	522,382
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	1,355	1,387,708
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2045	2,135	1,955,309
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2050	15	13,214
Sunnyvale School District, Series 2015, Ref. GO Bonds	4.00%	09/01/2042	95	89,575
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	1,390	1,293,971
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2047	150	129,606
Sweetwater Union High School District (Election of 2018), Series 2022 A-1, GO Bonds	5.00%	08/01/2052	215	220,962
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	45	43,345
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,200	1,128,002
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	2,000	1,973,340
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2041	650	658,610
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2041	700	704,411
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	1,185	1,188,140
University of California, Series 2017 AV, RB	5.25%	05/15/2042	1,010	1,024,698
University of California, Series 2017 AV, RB	4.00%	05/15/2045	100	90,301
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	2,085	2,115,463
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2048	175	152,295
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	1,540	1,542,387
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	1,000	1,007,427
University of California, Series 2019 BB, Ref. RB	5.00%	05/15/2049	1,705	1,708,296
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2040	15	14,692
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2041	155	160,675
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2042	80	82,425
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	25	25,642
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	1,980	1,738,008
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	2,000	1,723,759
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	2,175	1,936,065
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	540	462,485
University of California, Series 2022 BK, RB	5.00%	05/15/2052	4,195	4,242,833
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	1,090	1,153,881
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	135	141,766
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	580	605,651
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	1,000	1,064,963
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	1,070	1,129,408
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2043	1,005	1,054,225
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	1,860	1,941,022
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2041	710	756,124
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	$715	$754,698
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	1,150	1,200,094
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	1,100	1,143,231
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2054	2,295	2,342,003
University of California, Series 2024, Ref. RB	5.00%	05/15/2043	975	1,022,755
University of California, Series 2025 CA, RB	5.00%	05/15/2040	55	59,530
University of California, Series 2025 CC, RB	5.00%	05/15/2041	305	326,676
University of California, Series 2025 CC, RB	5.00%	05/15/2042	290	307,605
University of California, Series 2025 CC, RB	5.00%	05/15/2043	1,100	1,158,888
University of California, Series 2025 CC, RB	5.00%	05/15/2044	40	41,904
University of California, Series 2025 CC, RB	5.00%	05/15/2045	500	521,466
University of California, Series 2025 CC, RB	5.00%	05/15/2046	45	46,658
University of California, Series 2025 CC, RB	5.00%	05/15/2047	370	382,393
University of California, Series 2025 CC, RB	5.00%	05/15/2053	3,540	3,622,128
University of California, Series 2025 CC, RB	4.00%	05/15/2055	85	71,993
University of California, Series 2025 CC, RB	5.25%	05/15/2055	1,000	1,041,601
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	2,385	2,132,925
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	1,910	1,928,795
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	485	428,421
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	10	10,029
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	25	25,353
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2048	295	255,906
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,003,147
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	3,500	3,500,620
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	2,765	2,823,111
University of California (Limited), Series 2021 Q, Ref. RB	3.00%	05/15/2051	2,120	1,488,223
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,435	1,218,812
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	4.00%	01/01/2042	885	769,043
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	600	588,547
Upper Santa Clara Valley Joint Powers Authority, Series 2020 A, Ref. RB	4.00%	08/01/2050	195	171,663
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	1,065	962,699
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2052	490	426,956
Ventura Unified School District (Election of 2022), Series 2025 B, GO Bonds	4.25%	08/01/2051	130	120,065
Ventura Unified School District (Election of 2022), Series 2025 B, GO Bonds	5.25%	08/01/2055	700	725,641
Victor Valley Community College District (Election of 2008), Series 2020 D, GO Bonds	4.00%	08/01/2050	200	170,875
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	1,860	1,936,967
Washington Township Health Care District, Series 2015 B, GO Bonds	4.00%	08/01/2045	10	8,893
Washington Township Health Care District (Election of 2004), Series 2013 B, GO Bonds	5.00%	08/01/2043	20	19,742
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2048	460	484,837
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds, (INS - AGI)(a)	4.50%	08/01/2053	295	277,237
West Contra Costa Unified School District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2054	395	336,923
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2049	210	213,190
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2054	720	614,253
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2054	15	15,173
West Valley-Mission Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2044	150	141,030
West Valley-Mission Community College District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2040	1,225	1,214,064
				954,901,026
Guam-0.19%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	50	47,710
Guam (Territory of) Waterworks Authority, Series 2025 A, RB	5.25%	07/01/2050	810	814,308
Guam (Territory of) Waterworks Authority, Series 2025 A, RB	5.50%	07/01/2055	1,000	1,019,063
				1,881,081
TOTAL INVESTMENTS IN SECURITIES(f)-98.00% (Cost $1,007,068,786)				956,782,107
OTHER ASSETS LESS LIABILITIES-2.00%				19,542,619
NET ASSETS-100.00%				$976,324,726

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2025
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2025 represented less than 1% of the Fund’s Net Assets.

(e)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(f)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco CEF Income Composite ETF (PCEF)
August 31, 2025
Schedule of Investments

	Shares	Value
Closed-End Funds-99.43%
Bonds-30.03%
Barings Participation Investors(a)	126,440	$2,521,214
BlackRock Core Bond Trust	476,593	4,618,186
BlackRock Credit Allocation Income Trust	1,147,433	12,621,763
BlackRock Limited Duration Income Trust	321,078	4,549,675
BlackRock Multi-Sector Income Trust(a)	352,557	4,830,031
BlackRock Multi-Sector Income Trust, Rts., expiring 09/10/2025(a)(b)	352,557	38,781
BlackRock Taxable Municipal Bond Trust	774,671	12,727,845
Blackstone Long-Short Credit Income Fund	160,527	2,006,588
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(a)	358,920	7,677,299
Cohen & Steers Select Preferred and Income Fund, Inc.(a)	166,055	3,389,183
DoubleLine Income Solutions Fund(a)	938,488	11,702,945
DoubleLine Opportunistic Credit Fund	134,585	2,096,834
Eaton Vance Limited Duration Income Fund(a)	1,156,098	11,930,931
Eaton Vance Short Duration Diversified Income Fund(a)	133,796	1,509,219
First Trust Intermediate Duration Preferred & Income Fund(a)	735,446	14,208,817
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.(a)	285,909	5,984,075
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.	657,681	10,693,893
Flaherty & Crumrine Total Return Fund, Inc.	146,842	2,525,682
Franklin Limited Duration Income Trust(a)	505,659	3,246,331
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust(a)	231,148	3,598,974
Invesco Bond Fund(c)	140,561	2,174,479
Invesco Senior Income Trust(a)(c)	1,509,515	5,509,730
John Hancock Preferred Income Fund(a)	197,630	3,172,554
John Hancock Preferred Income Fund II(a)	160,649	2,596,088
John Hancock Preferred Income Fund III(a)	237,955	3,516,975
John Hancock Premium Dividend Fund(a)	595,849	7,984,377
MFS Charter Income Trust(a)	522,214	3,336,947
MFS Intermediate Income Trust	1,131,695	3,044,260
MFS Multimarket Income Trust	769,423	3,662,453
Nuveen Credit Strategies Income Fund(a)	1,690,866	9,316,672
Nuveen Floating Rate Income Fund(a)	1,991,401	16,827,338
Nuveen Global High Income Fund(a)	293,266	3,982,552
Nuveen Preferred & Income Opportunities Fund(a)	2,736,738	22,112,843
Nuveen Taxable Municipal Income Fund(a)	288,499	4,601,559
PIMCO Dynamic Income Opportunities Fund(a)	934,842	12,956,910
PIMCO Income Strategy Fund(a)	319,972	2,719,762
PIMCO Income Strategy Fund II(a)	672,446	5,110,590
Pioneer Floating Rate Fund, Inc.	149,080	1,475,892
Putnam Premier Income Trust	957,260	3,532,289
Saba Capital Income & Opportunities Fund II	392,638	3,624,049
Western Asset Inflation-Linked Opportunities & Income Fund(a)	943,055	8,430,912
		252,167,497
Bonds/High Yield-18.94%
Aberdeen Asia-Pacific Income Fund, Inc.(a)	508,390	8,317,260
	Shares	Value
Bonds/High Yield-(continued)
AllianceBernstein Global High Income Fund, Inc.(a)	1,042,490	$11,759,287
Allspring Income Opportunities Fund	733,053	5,212,007
Allspring Multi-Sector Income Fund	351,044	3,345,449
Barings Global Short Duration High Yield Fund(a)	244,971	4,010,175
BlackRock Corporate High Yield Fund, Inc.	1,338,342	12,741,016
BlackRock Debt Strategies Fund, Inc.(a)	457,132	4,854,742
BlackRock Floating Rate Income Strategies Fund, Inc.(a)	290,131	3,855,841
BlackRock Floating Rate Income Trust(a)	227,633	2,847,689
BNY Mellon High Yield Strategies Fund	1,017,710	2,646,046
Credit Suisse Asset Management Income Fund, Inc.(a)	535,580	1,579,961
Credit Suisse High Yield Bond Fund	1,258,919	2,631,141
Eaton Vance Floating-Rate Income Trust	326,003	3,947,896
Eaton Vance Senior Floating-Rate Trust	364,532	4,254,089
First Trust Senior Floating Rate Income Fund II(a)	322,350	3,294,417
High Income Securities Fund	262,888	1,706,143
Highland Opportunities and Income Fund	1,745,118	10,732,476
Morgan Stanley Emerging Markets Debt Fund, Inc.	146,383	1,100,800
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	880,155	4,682,425
Neuberger Berman High Yield Strategies Fund, Inc.	261,114	1,967,494
Nuveen NASDAQ 100 Dynamic Overwrite Fund	672,750	18,103,703
PGIM Global High Yield Fund, Inc.	346,706	4,628,525
PGIM High Yield Bond Fund, Inc.(a)	288,361	4,212,954
PGIM Short Duration High Yield Opportunities Fund(a)	337,697	5,754,357
PIMCO High Income Fund(a)	1,229,830	6,099,957
Pioneer High Income Fund, Inc.	357,520	2,974,566
Templeton Emerging Markets Income Fund(a)	645,410	3,975,726
Western Asset Emerging Markets Debt Fund, Inc.	794,358	8,181,887
Western Asset Global High Income Fund, Inc.(a)	305,141	2,020,033
Western Asset High Income Fund II, Inc.	886,653	3,830,341
Western Asset High Income Opportunity Fund, Inc.	945,290	3,762,254
		159,030,657
Domestic Equity-3.72%
John Hancock Tax-Advantaged Dividend Income Fund	493,817	12,138,022
Virtus Dividend, Interest & Premium Strategy Fund(a)	1,460,133	19,098,539
		31,236,561
Equities-6.36%
BlackRock Capital Allocation Term Trust	1,273,728	19,144,132
BlackRock Health Sciences Term Trust	636,271	9,130,489
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco CEF Income Composite ETF (PCEF)—(continued)
August 31, 2025
	Shares	Value
Equities-(continued)
BlackRock Technology and Private Equity Term Trust	2,808,881	$19,886,877
BlackRock Utilities, Infrastructure & Power Opportunities Trust(a)	190,312	5,197,421
		53,358,919
Fixed Income-9.41%
Barings Corporate Investors(a)	238,588	5,210,762
BlackRock ESG Capital Allocation Term Trust(a)	989,193	16,311,792
BlackRock Income Trust, Inc.(a)	237,075	2,788,002
BlackRock Science & Technology Term Trust	990,074	21,831,132
Nuveen Variable Rate Preferred & Income Fund	295,530	5,804,209
PIMCO Corporate & Income Opportunity Fund(a)	1,182,504	16,732,432
PIMCO Corporate & Income Strategy Fund(a)	451,151	5,896,544
Saba Capital Income & Opportunities Fund	533,518	4,422,864
		78,997,737
Foreign Equity-0.42%
Allspring Global Dividend Opportunity Fund(a)	620,447	3,548,957
Option Income-30.55%
BlackRock Energy and Resources Trust	317,807	4,331,709
BlackRock Enhanced Equity Dividend Trust	2,223,616	20,123,725
BlackRock Enhanced Global Dividend Trust	799,736	9,236,951
BlackRock Enhanced International Dividend Trust(a)	1,288,394	7,421,149
BlackRock Enhanced Large Cap Core Fund, Inc.(a)	513,299	11,467,100
BlackRock Health Sciences Trust	163,739	6,014,134
BlackRock Resources & Commodities Strategy Trust	1,090,403	11,023,974
BlackRock Science & Technology Trust(a)	352,429	13,998,480
Columbia Seligman Premium Technology Growth Fund, Inc.	121,516	3,855,703
Eaton Vance Enhanced Equity Income Fund(a)	340,816	7,293,462
Eaton Vance Enhanced Equity Income Fund II	437,768	10,502,054
Eaton Vance Risk-Managed Diversified Equity Income Fund	857,477	7,708,718
Eaton Vance Tax-Managed Buy-Write Income Fund	364,398	5,440,462
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(a)	1,439,050	20,132,310
Eaton Vance Tax-Managed Diversified Equity Income Fund(a)	1,325,108	20,989,711
	Shares	Value
Option Income-(continued)
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund(a)	1,551,956	$13,967,604
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	3,847,681	34,359,791
First Trust Enhanced Equity Income Fund(a)	245,290	5,207,507
Nuveen Dow 30sm Dynamic Overwrite Fund	569,487	8,394,238
Nuveen S&P 500 Buy-Write Income Fund	1,459,022	20,732,703
Nuveen S&P 500 Dynamic Overwrite Fund(a)	177,604	3,214,632
Voya Global Advantage and Premium Opportunity Fund	150,988	1,509,880
Voya Global Equity Dividend and Premium Opportunity Fund	992,436	5,944,692
Voya Infrastructure Industrials and Materials Fund(a)	185,212	2,318,854
XAI Madison Equity Premium Income Fund(a)	210,501	1,330,366
		256,519,909
Total Closed-End Funds (Cost $762,662,470)		834,860,237
Money Market Funds-0.42%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(c)(d) (Cost $3,512,369)	3,512,369	3,512,369
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $766,174,839)		838,372,606
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.86%
Invesco Private Government Fund, 4.28%(c)(d)(e)	6,694,262	6,694,262
Invesco Private Prime Fund, 4.46%(c)(d)(e)	17,312,795	17,317,989
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,012,163)		24,012,251
TOTAL INVESTMENTS IN SECURITIES-102.71% (Cost $790,187,002)		862,384,857
OTHER ASSETS LESS LIABILITIES-(2.71)%		(22,784,745)
NET ASSETS-100.00%		$839,600,112

Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at August 31, 2025.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco CEF Income Composite ETF (PCEF)—(continued)
August 31, 2025

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Invesco Bond Fund	$1,494,690	$962,550	$(166,910)	$(113,571)	$(2,280)	$2,174,479	$101,359
Invesco Senior Income Trust	4,210,779	2,848,705	(794,536)	(729,692)	(25,526)	5,509,730	550,675
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	669,620	31,732,288	(28,889,539)	-	-	3,512,369	35,751
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,109,502	150,622,151	(149,037,391)	-	-	6,694,262	395,815 *
Invesco Private Prime Fund	13,276,703	317,996,580	(313,951,565)	(700)	(3,029)	17,317,989	1,056,052 *
Total	$24,761,294	$504,162,274	$(492,839,941)	$(843,963)	$(30,835)	$35,208,829	$2,139,652

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)
August 31, 2025
Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.81%
U.S. Treasury Bonds-79.08%
6.00%, 02/15/2026	$31,950,300	$32,227,204
6.63%, 02/15/2027	30,910,400	32,277,219
5.25%, 02/15/2029	31,070,900	32,808,928
5.38%, 02/15/2031	30,543,700	32,966,913
4.50%, 02/15/2036	31,695,400	32,528,642
4.75%, 02/15/2037	31,104,800	32,379,368
4.38%, 02/15/2038	32,398,900	32,330,558
3.50%, 02/15/2039	35,776,200	32,275,443
4.63%, 02/15/2040	31,915,900	31,983,223
4.75%, 02/15/2041	31,572,000	31,840,855
3.13%, 02/15/2042	39,082,600	31,710,339
3.13%, 02/15/2043	39,678,800	31,657,793
3.63%, 02/15/2044	37,152,400	31,524,392
2.50%, 02/15/2045	45,056,700	31,405,928
2.50%, 02/15/2046	45,653,800	31,321,004
3.00%, 02/15/2047	42,154,100	31,325,766
3.00%, 02/15/2048	42,590,000	31,254,572
3.00%, 02/15/2049	42,906,700	31,178,590
2.00%, 02/15/2050	53,574,000	30,941,078
1.88%, 02/15/2051	55,862,600	30,746,251
2.25%, 02/15/2052	51,314,400	30,689,419
3.63%, 02/15/2053	38,456,000	30,789,586
4.25%, 02/15/2054	34,352,800	30,744,414
4.63%, 02/15/2055	32,158,100	30,660,738
		759,568,223
	Principal Amount	Value
U.S. Treasury Notes-20.73%
2.75%, 02/15/2028	$33,761,500	$33,102,755
1.50%, 02/15/2030	36,833,100	33,609,484
1.88%, 02/15/2032	37,811,400	33,506,661
3.50%, 02/15/2033	34,198,200	33,152,216
4.00%, 02/15/2034	33,184,500	32,997,189
4.63%, 02/15/2035	31,636,200	32,723,694
		199,091,999
Total U.S. Treasury Securities (Cost $1,066,716,797)		958,660,222
	Shares
Money Market Funds-2.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(a)(b) (Cost $19,463,235)	19,463,235	19,463,235
TOTAL INVESTMENTS IN SECURITIES-101.83% (Cost $1,086,180,032)		978,123,457
OTHER ASSETS LESS LIABILITIES-(1.83)%		(17,619,470)
NET ASSETS-100.00%		$960,503,987

Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,348,308	$110,878,487	$(107,763,560)	$-	$-	$19,463,235	$146,633
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	477,789	306,764,230	(307,242,019)	-	-	-	138,587 *
Invesco Private Prime Fund	1,398,817	334,305,858	(335,698,285)	-	(6,390)	-	255,200 *
Total	$18,224,914	$751,948,575	$(750,703,864)	$-	$(6,390)	$19,463,235	$540,420

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Floating Rate Municipal Income ETF (PVI)
August 31, 2025
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.19%
Arizona-1.03%
Arizona (State of) Health Facilities Authority (Banner Health), Series 2015 C, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	3.95%	01/01/2046	$100	$100,000
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2019, Ref. RB, (LOC - TD Bank, N.A.)(a)(b)	3.90%	02/01/2048	120	120,000
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2024 C, RB, (LOC - Royal Bank of Canada)(a)(b)	2.70%	12/01/2054	100	100,000
				320,000
California-10.95%
Anaheim Housing & Public Improvements Authority (Water System), Series 2024, RB, VRD, (LOC - Bank of America, N.A.)(a)(b)	3.60%	10/01/2054	100	100,000
Los Angeles (City of), CA Department of Water & Power, Series 2021 A-1, RB(a)(c)	3.30%	09/02/2025	1,400	1,400,000
Los Angeles (City of), CA Department of Water & Power, Series 2021 A-2, Ref. VRD RB(a)	3.25%	07/01/2051	100	100,000
Los Angeles (City of), CA Department of Water & Power, Series 2021 A-2, VRD RB(a)(c)	3.30%	09/02/2025	300	300,000
Los Angeles (City of), CA Department of Water & Power, Subseries 2001 B-2, Ref. VRD RB(a)	3.75%	07/01/2035	500	500,000
Modesto (City of), CA Public Financing Authority, Series 2008, Ref. VRD RB, (LOC - BMO Bank, N.A.)(a)(b)	1.65%	09/01/2033	900	900,000
Orange (County of), CA Water District, Series 2003 A, VRD COP, (LOC - Citibank, N.A.)(a)(b)	2.65%	08/01/2042	100	100,000
				3,400,000
Colorado-0.97%
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 E, RB(a)	3.90%	05/15/2064	100	100,000
Colorado Springs (City of), CO, Series 2006 B, VRD RB(a)	2.77%	11/01/2036	200	200,000
				300,000
Connecticut-2.25%
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB(a)	2.77%	11/15/2050	700	700,000
District of Columbia-2.98%
District of Columbia (Tranche 3), Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	2.70%	08/15/2038	925	925,000
Florida-10.63%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.65%	09/01/2035	1,100	1,100,000
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.90%	06/01/2048	500	500,000
Orlando (City of), FL Utilities Commission, Series 2015 B, Ref. VRD RB(a)	3.08%	10/01/2039	1,200	1,200,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGI)(a)(d)	2.85%	10/01/2038	500	500,000
				3,300,000
Georgia-0.97%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 D, VRD RB(a)	2.78%	07/01/2042	100	100,000
Georgia (State of) Municipal Electric Authority, Series 2008 B, RB, (LOC - PNC Bank, N.A.)(a)(b)	2.70%	01/01/2048	100	100,000
Roswell Development Authority (Wellstar Healthcare, Inc.), Series 2025, VRD RB, (LOC - Truist Bank)(a)(b)	3.90%	04/01/2047	100	100,000
				300,000
Idaho-0.32%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2025, RB, (LOC - TD Bank, N.A.)(a)(b)	3.90%	03/01/2060	100	100,000
Illinois-3.87%
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 F, Ref. VRD RB(a)	3.75%	08/15/2057	1,200	1,200,000
Indiana-1.61%
Indiana (State of) Finance Authority (Parkview Health System Obligated Group), Series 2009, Ref. RB, (LOC - TD Bank, N.A.)(a)(b)	3.90%	11/01/2039	100	100,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority (Parkview Health System), Series 2009, VRD Ref.RB, (LOC - Sumitomo Mitsui Banking)(a)(b)	2.75%	11/01/2039	$100	$100,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group), Series 2008 J, Ref. VRD RB, (LOC - Barclays Bank PLC)(a)(b)	3.85%	11/01/2037	200	200,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.), Series 2008, RB, (LOC - Barclays Bank PLC)(a)(b)	2.75%	09/01/2048	100	100,000
				500,000
Iowa-0.64%
Iowa (State of) Finance Authority, Series 2017, RB(a)	2.73%	01/01/2047	100	100,000
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018, VRD Ref. RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	3.60%	02/15/2041	100	100,000
				200,000
Kentucky-0.97%
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2013, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	2.70%	10/01/2043	300	300,000
Louisiana-0.64%
Louisiana (State of), Series 2023 A-1, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	3.90%	05/01/2043	100	100,000
Louisiana Housing Corp., Series 2007, RB, (LOC - Fannie Mae)(a)(b)	2.70%	09/15/2040	100	100,000
				200,000
Maryland-0.97%
Howard (County of), MD Housing Commission (Social Bonds) (Beech’s Farm Apartments), Series 2023, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	2.70%	12/01/2062	300	300,000
Massachusetts-1.97%
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Partners Healthcare System), Series 1997 P-1, VRD RB(a)	2.45%	07/01/2027	400	400,000
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Partners Healthcare System), Series 2005, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.45%	07/01/2040	100	100,000
Massachusetts (Commonwealth of) Water Resources Authority, Series 2008 E, VRD Ref. RB(a)	2.50%	08/01/2037	110	110,000
				610,000
Michigan-0.64%
Oakland University Board of Trustees, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.75%	03/01/2031	200	200,000
Minnesota-1.61%
Hennepin (County of), MN, Series 2018 B, Ref. VRD GO Bonds(a)	2.70%	12/01/2038	500	500,000
Missouri-0.32%
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2008, Ref. RB(a)	2.70%	05/15/2038	100	100,000
New Jersey-0.32%
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	3.03%	07/01/2036	100	100,000
New York-29.48%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	3.78%	11/01/2038	800	800,000
Dutchess (County of), NY Industrial Development Agency (Marist College Civic Facility), Series 2008 A, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.78%	07/01/2038	125	125,000
Metropolitan Transportation Authority, Series 2005 D-1, Ref. VRD RB, (LOC - Truist Bank)(a)(b)	3.95%	11/01/2035	125	125,000
New York (City of), NY, Subseries 2013 D-4, VRD GO Bonds, (LOC - TD Bank, N.A.)(a)(b)	3.90%	08/01/2040	220	220,000
New York (City of), NY, Subseries 2015 F, VRD GO Bonds(a)	3.95%	06/01/2044	335	335,000
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(a)	3.95%	08/01/2044	1,000	1,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2010, RB(a)	3.90%	06/15/2043	100	100,000
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB(a)	2.75%	06/15/2046	1,375	1,375,000
New York (City of), NY Municipal Water Finance Authority, Series 2013, RB(a)	3.95%	06/15/2050	100	100,000
New York (City of), NY Municipal Water Finance Authority, Series 2013, VRD RB(a)	3.95%	06/15/2050	225	225,000
New York (City of), NY Municipal Water Finance Authority, Series 2016 BB, VRD RB(a)	2.30%	06/15/2049	110	110,000
New York (City of), NY Transitional Finance Authority, Series 2018, VRD RB(a)	2.45%	08/01/2042	400	400,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-4, VRD RB(a)	3.95%	11/01/2036	$700	$700,000
New York (State of) Dormitory Authority, Series 2009, RB, (LOC - TD Bank, N.A.)(a)(b)	2.75%	12/01/2036	100	100,000
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB(a)	2.67%	07/01/2039	1,200	1,200,000
New York (State of) Housing Development Corp. (Social Bonds), Series 2021, RB(a)	2.75%	05/01/2061	500	500,000
New York (State of) Housing Finance Agency, Series 2004, VRD RB, (LOC - Fannie Mae)(a)(b)	2.77%	11/15/2036	200	200,000
New York City Housing Development Corp., Series 2006 A, VRD RB, (LOC - Fannie Mae)(a)(b)	2.70%	10/15/2041	1,200	1,200,000
Trust for Cultural Resources of The City of New York (The), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.75%	02/01/2034	335	335,000
				9,150,000
North Carolina-1.29%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2007, Ref. VRD RB(a)	3.95%	01/15/2038	400	400,000
Ohio-3.40%
Allen (County of), IN, Series 2010, RB, (LOC - Truist Bank)(a)(b)	3.90%	06/01/2034	100	100,000
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Museum of Art), Series 2005 D, VRD RB(a)	2.70%	10/01/2040	300	300,000
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2013, VRD RB(a)	2.80%	11/01/2036	355	355,000
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2017, Ref. VRD RB(a)	2.80%	11/01/2052	100	100,000
Hamilton (County of), OH (TriHealth, Inc. Obligated), Series 2021, Ref. VRD RB(a)	3.95%	08/15/2051	100	100,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2008 B4, Ref. VRD RB(a)	3.80%	01/01/2043	100	100,000
				1,055,000
Pennsylvania-3.87%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, (INS - AGI)(a)(d)	2.75%	12/01/2028	800	800,000
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	3.95%	11/01/2061	400	400,000
				1,200,000
Rhode Island-0.32%
Rhode Island Health and Educational Building Corp., Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.65%	06/01/2035	100	100,000
South Carolina-0.45%
South Carolina (State of) Jobs-Economic Development Authority, Series 2021, VRD RB, (LOC - United Fidelity Bank)(a)(b)	2.78%	05/01/2061	140	140,000
Tennessee-1.13%
Public Building Authority of Blount County Tennessee (The), Series 2003, RB(a)	3.01%	06/01/2029	195	195,000
Sevier (County of), TN Public Building Authority (The), Series 2004 6-A1, VRD RB(a)	3.01%	06/01/2029	155	155,000
				350,000
Texas-8.41%
Board of Regents of the University of Texas System, Series 2008 B, VRD RB(a)	2.60%	08/01/2039	1,000	1,000,000
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2015, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.65%	10/01/2045	400	400,000
Tennessee (State of), Series 2021, GO Bonds(a)	2.85%	12/01/2051	100	100,000
Texas (State of), Series 2015 B, VRD GO Bonds(a)	2.77%	06/01/2046	1,110	1,110,000
				2,610,000
Utah-0.32%
Utah (State of), Series 2008 B-1, RB(a)	2.80%	10/01/2037	100	100,000
Virginia-1.29%
Fairfax (County of), VA Economic Development Authority (Vernon Ladies Association), Series 2007, RB, (LOC - Truist Bank)(a)(b)	2.81%	06/01/2037	100	100,000
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, VRD Ref. RB(a)	2.70%	07/01/2037	300	300,000
				400,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-0.64%
Chelan County Public Utility District No. 1, Series 2008 B, Ref. VRD RB(a)	2.75%	07/01/2032	$100	$100,000
Washington (State of) Housing Finance Commission, Series 2018, RB(a)	2.73%	12/01/2048	100	100,000
				200,000
Wisconsin-1.93%
University of Wisconsin Hospitals & Clinics, Series 2018, Ref. RB(a)	3.80%	04/01/2048	100	100,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.75%	08/15/2034	200	200,000
Wisconsin (State of) Housing & Economic Development Authority, Series 2012 A, RB(a)	2.73%	05/01/2055	100	100,000
Wisconsin (State of) Housing & Economic Development Authority, Series 2015 C, VRD RB(a)	2.73%	03/01/2031	200	200,000
				600,000
TOTAL INVESTMENTS IN SECURITIES(e)-96.19% (Cost $29,860,000)				29,860,000
OTHER ASSETS LESS LIABILITIES-3.81%				1,181,178
NET ASSETS-100.00%				$31,041,178

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
TD Bank, N.A.	8.6%
PNC Bank, N.A.	6.8%
Fannie Mae	5.0%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
August 31, 2025
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.84%
Aerospace & Defense-1.94%
Axon Enterprise, Inc., 6.25%, 03/15/2033(b)	$555,000	$575,096
Goat Holdco LLC, 6.75%, 02/01/2032(b)	1,811,000	1,843,707
Hexcel Corp., 4.20%, 02/15/2027	813,000	808,193
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(b)	904,000	996,723
TransDigm, Inc., 6.63%, 03/01/2032(b)	2,514,000	2,591,793
		6,815,512
Air Freight & Logistics-0.21%
Clue Opco LLC, 9.50%, 10/15/2031(b)(c)	682,000	726,671
Automobile Components-2.90%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031(b)(c)	2,297,000	2,372,077
Dana, Inc., 4.25%, 09/01/2030(c)	1,474,000	1,458,248
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/2029(c)	1,060,000	1,028,519
5.25%, 07/15/2031(c)	1,083,000	1,029,133
Patrick Industries, Inc., 6.38%, 11/01/2032(b)	941,000	955,287
PHINIA, Inc., 6.63%, 10/15/2032(b)	859,000	882,913
United Rentals (North America), Inc.
4.88%, 01/15/2028(c)	1,231,000	1,224,979
3.88%, 02/15/2031	1,335,000	1,256,999
		10,208,155
Automobiles-2.00%
Ford Motor Co., 3.25%, 02/12/2032(c)	4,181,000	3,585,698
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	3,480,000	3,468,752
		7,054,450
Banks-0.13%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)(c)	443,000	442,362
Broadline Retail-1.39%
Kohl’s Corp., 5.13%, 05/01/2031(c)	2,982,000	2,361,165
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)(c)	2,580,000	2,521,032
		4,882,197
Building Products-1.24%
Builders FirstSource, Inc., 4.25%, 02/01/2032(b)(c)	2,535,000	2,384,281
Griffon Corp., 5.75%, 03/01/2028	922,000	921,292
JELD-WEN, Inc., 7.00%, 09/01/2032(b)(c)	1,236,000	1,069,348
		4,374,921
Capital Markets-1.77%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)(c)	3,385,000	3,032,095
StoneX Group, Inc., 7.88%, 03/01/2031(b)	3,008,000	3,181,823
		6,213,918
Chemicals-3.69%
Ashland, Inc., 3.38%, 09/01/2031(b)(c)	1,193,000	1,065,179
Avient Corp., 6.25%, 11/01/2031(b)	1,047,000	1,067,200
	Principal Amount	Value
Chemicals-(continued)
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(b)(c)	$1,274,800	$1,343,201
Celanese US Holdings LLC
6.67%, 07/15/2027	986,000	1,015,258
7.20%, 11/15/2033(c)	938,000	976,602
Chemours Co. (The)
5.38%, 05/15/2027(c)	733,000	730,834
8.00%, 01/15/2033(b)(c)	743,000	727,280
Huntsman International LLC
4.50%, 05/01/2029(c)	764,000	735,351
2.95%, 06/15/2031(c)	879,000	752,056
Olin Corp.
5.63%, 08/01/2029(c)	836,000	834,708
6.63%, 04/01/2033(b)(c)	835,000	834,961
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031(c)	1,466,000	1,350,204
Wayfair LLC, 7.25%, 10/31/2029(b)(c)	1,514,000	1,547,503
		12,980,337
Commercial Services & Supplies-1.42%
ADT Security Corp. (The)
4.13%, 08/01/2029(b)	991,000	958,840
4.88%, 07/15/2032(b)	995,000	958,188
Brink’s Co. (The), 6.75%, 06/15/2032(b)(c)	1,102,000	1,142,465
GEO Group, Inc. (The), 10.25%, 04/15/2031	920,000	1,014,809
Steelcase, Inc., 5.13%, 01/18/2029	926,000	923,129
		4,997,431
Construction & Engineering-1.27%
AECOM, 6.00%, 08/01/2033(b)	1,714,000	1,750,594
Arcosa, Inc., 6.88%, 08/15/2032(b)(c)	768,000	801,764
Baldwin Insurance Group Holdings LLC/ Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(b)	418,000	434,169
Fluor Corp., 4.25%, 09/15/2028(c)	1,503,000	1,479,880
		4,466,407
Consumer Finance-3.94%
Ally Financial, Inc.
5.75%, 11/20/2025	1,681,000	1,683,689
6.70%, 02/14/2033(c)	1,696,000	1,762,308
FirstCash, Inc., 6.88%, 03/01/2032(b)	860,000	893,484
Navient Corp.
5.50%, 03/15/2029(c)	954,000	943,879
5.63%, 08/01/2033(c)	1,031,000	942,294
OneMain Finance Corp.
6.63%, 05/15/2029(c)	1,132,000	1,165,436
4.00%, 09/15/2030(c)	1,340,000	1,239,522
SLM Corp., 6.50%, 01/31/2030	1,480,000	1,550,090
Synchrony Financial, 7.25%, 02/02/2033(c)	3,504,000	3,694,344
		13,875,046
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
August 31, 2025
	Principal Amount	Value
Consumer Staples Distribution & Retail-1.95%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 6.25%, 03/15/2033(b)	$3,976,000	$4,071,448
Performance Food Group, Inc., 6.13%, 09/15/2032(b)(c)	2,737,000	2,804,784
		6,876,232
Containers & Packaging-2.78%
Ball Corp.
2.88%, 08/15/2030(c)	1,213,000	1,098,184
3.13%, 09/15/2031	1,150,000	1,037,304
Crown Americas LLC
5.25%, 04/01/2030(c)	919,000	931,767
5.88%, 06/01/2033(b)	931,000	942,563
Graphic Packaging International LLC
3.50%, 03/15/2028(b)	861,000	829,508
6.38%, 07/15/2032(b)(c)	802,000	815,872
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)(c)	1,380,000	1,405,867
Sealed Air Corp.
4.00%, 12/01/2027(b)	727,000	712,247
6.88%, 07/15/2033(b)(c)	669,000	723,126
Silgan Holdings, Inc., 4.13%, 02/01/2028(c)	1,339,000	1,304,024
		9,800,462
Distributors-0.53%
Windsor Holdings III LLC, 8.50%, 06/15/2030(b)	1,762,000	1,874,641
Diversified Consumer Services-0.43%
Service Corp. International
5.13%, 06/01/2029(c)	770,000	766,134
5.75%, 10/15/2032(c)	758,000	766,480
		1,532,614
Diversified REITs-1.00%
Hudson Pacific Properties L.P., 3.25%, 01/15/2030(c)	1,493,000	1,264,455
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	2,342,000	2,253,360
		3,517,815
Diversified Telecommunication Services-1.30%
IHS Holding Ltd. (Nigeria), 8.25%, 11/29/2031(b)	1,081,000	1,119,905
Level 3 Financing, Inc., 6.88%, 06/30/2033(b)	3,415,000	3,448,996
		4,568,901
Electric Utilities-3.27%
DPL, Inc., 4.35%, 04/15/2029(c)	2,782,000	2,755,279
NRG Energy, Inc., 6.25%, 11/01/2034(b)(c)	2,434,000	2,496,972
PG&E Corp., 5.25%, 07/01/2030(c)	3,844,000	3,748,647
Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)	2,371,000	2,520,624
		11,521,522
Electrical Equipment-1.28%
Atkore, Inc., 4.25%, 06/01/2031(b)(c)	1,293,000	1,201,778
	Principal Amount	Value
Electrical Equipment-(continued)
Regal Rexnord Corp.
6.05%, 02/15/2026	$698,000	$701,031
6.40%, 04/15/2033(c)	666,000	708,937
WESCO Distribution, Inc., 6.63%, 03/15/2032(b)(c)	1,829,000	1,898,732
		4,510,478
Electronic Equipment, Instruments & Components-1.18%
Insight Enterprises, Inc., 6.63%, 05/15/2032(b)	1,435,000	1,478,681
Sensata Technologies, Inc.
4.38%, 02/15/2030(b)	650,000	626,353
6.63%, 07/15/2032(b)	599,000	619,196
Zebra Technologies Corp., 6.50%, 06/01/2032(b)	1,391,000	1,429,457
		4,153,687
Energy Equipment & Services-0.75%
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/2030(b)	768,000	815,108
Permian Resources Operating LLC, 7.00%, 01/15/2032(b)	1,105,000	1,146,366
Valaris Ltd., 8.38%, 04/30/2030(b)(c)	640,000	666,749
		2,628,223
Entertainment-0.60%
Cinemark USA, Inc., 7.00%, 08/01/2032(b)(c)	849,000	880,270
Light and Wonder International, Inc., 7.50%, 09/01/2031(b)	1,166,000	1,217,914
		2,098,184
Financial Services-3.83%
Adient Global Holdings Ltd., 8.25%, 04/15/2031(b)(c)	1,554,000	1,637,476
Block, Inc.
2.75%, 06/01/2026	1,062,000	1,044,686
6.50%, 05/15/2032	1,000,000	1,036,754
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	1,157,000	1,206,901
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)	1,413,000	1,387,355
Rocket Cos., Inc.
6.13%, 08/01/2030(b)	1,225,000	1,261,291
6.38%, 08/01/2033(b)	1,221,000	1,268,589
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(b)	729,000	756,330
Vornado Realty L.P.
2.15%, 06/01/2026	831,000	813,140
3.40%, 06/01/2031(c)	932,000	831,583
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	889,000	925,582
WEX, Inc., 6.50%, 03/15/2033(b)(c)	1,269,000	1,299,334
		13,469,021
Food Products-1.32%
Lamb Weston Holdings, Inc.
4.88%, 05/15/2028(b)	714,000	711,700
4.38%, 01/31/2032(b)(c)	771,000	725,766
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
August 31, 2025
	Principal Amount	Value
Food Products-(continued)
Pilgrim’s Pride Corp., 3.50%, 03/01/2032(c)	$1,923,000	$1,738,852
Post Holdings, Inc., 4.50%, 09/15/2031(b)	1,575,000	1,470,188
		4,646,506
Ground Transportation-1.11%
Hertz Corp. (The), 12.63%, 07/15/2029(b)(c)	2,411,000	2,507,450
XPO, Inc., 7.13%, 02/01/2032(b)	1,322,000	1,387,513
		3,894,963
Health Care Equipment & Supplies-0.52%
Insulet Corp., 6.50%, 04/01/2033(b)	664,000	688,959
Teleflex, Inc., 4.63%, 11/15/2027	1,164,000	1,152,233
		1,841,192
Health Care Providers & Services-4.62%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(b)(c)	1,055,000	1,099,979
Centene Corp.
2.45%, 07/15/2028(c)	2,937,000	2,715,275
2.50%, 03/01/2031	3,179,000	2,710,837
DaVita, Inc., 6.88%, 09/01/2032(b)(c)	2,197,000	2,274,536
Encompass Health Corp., 4.75%, 02/01/2030(c)	1,293,000	1,275,500
Molina Healthcare, Inc., 3.88%, 05/15/2032(b)(c)	2,828,000	2,530,354
Select Medical Corp., 6.25%, 12/01/2032(b)(c)	940,000	946,267
Tenet Healthcare Corp.
6.13%, 06/15/2030	1,324,000	1,345,921
6.88%, 11/15/2031	1,264,000	1,358,114
		16,256,783
Health Care REITs-0.78%
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	1,579,000	1,656,701
Sabra Health Care L.P.
3.90%, 10/15/2029(c)	556,000	537,872
3.20%, 12/01/2031	596,000	539,157
		2,733,730
Hotel & Resort REITs-0.58%
RHP Hotel Properties L.P./RHP Finance Corp.
4.75%, 10/15/2027	486,000	485,098
6.50%, 04/01/2032(b)(c)	468,000	481,305
Service Properties Trust
5.50%, 12/15/2027	552,000	545,196
8.63%, 11/15/2031(b)	497,000	530,050
		2,041,649
Hotels, Restaurants & Leisure-6.37%
Boyd Gaming Corp., 4.75%, 06/15/2031(b)	1,288,000	1,240,476
Brightstar Lottery PLC, 6.25%, 01/15/2027(b)	1,432,700	1,447,970
Brinker International, Inc., 8.25%, 07/15/2030(b)(c)	866,000	921,384
Caesars Entertainment, Inc., 6.50%, 02/15/2032(b)(c)	2,158,000	2,213,696
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Carnival Corp.
5.75%, 03/15/2030(b)(c)	$1,038,000	$1,064,808
6.13%, 02/15/2033(b)	1,038,000	1,066,575
Churchill Downs, Inc.
5.50%, 04/01/2027(b)(c)	446,000	446,056
6.75%, 05/01/2031(b)(c)	437,000	449,684
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030(c)	786,000	784,325
5.88%, 03/15/2033(b)	775,000	791,397
Las Vegas Sands Corp.
3.90%, 08/08/2029	1,264,000	1,219,929
6.20%, 08/15/2034	1,176,000	1,217,243
Life Time, Inc., 6.00%, 11/15/2031(b)	840,000	849,460
MGM Resorts International
4.75%, 10/15/2028(c)	1,022,000	1,017,909
6.50%, 04/15/2032(c)	988,000	1,014,553
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)(c)	817,000	821,535
Station Casinos LLC, 6.63%, 03/15/2032(b)(c)	1,040,000	1,070,357
Travel + Leisure Co.
6.13%, 09/01/2033(b)	600,000	602,606
Series J, 6.00%, 04/01/2027	620,000	628,500
Vail Resorts, Inc., 6.50%, 05/15/2032(b)(c)	1,259,000	1,304,847
Yum! Brands, Inc.
4.75%, 01/15/2030(b)	1,117,000	1,108,778
3.63%, 03/15/2031(c)	1,212,000	1,128,147
		22,410,235
Household Durables-3.93%
Century Communities, Inc., 6.75%, 06/01/2027	981,000	983,673
KB Home, 4.00%, 06/15/2031	1,361,000	1,267,253
LGI Homes, Inc., 7.00%, 11/15/2032(b)	942,000	919,778
M/I Homes, Inc., 4.95%, 02/01/2028	1,122,000	1,111,060
Newell Brands, Inc.
6.63%, 09/15/2029(c)	946,000	952,371
6.63%, 05/15/2032(c)	957,000	936,558
Somnigroup International, Inc., 3.88%, 10/15/2031(b)	1,313,000	1,202,124
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)(c)	1,568,000	1,564,561
TopBuild Corp., 4.13%, 02/15/2032(b)(c)	1,357,000	1,266,652
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	1,146,000	1,168,705
Whirlpool Corp.
4.75%, 02/26/2029	1,244,000	1,229,118
6.50%, 06/15/2033(c)	1,237,000	1,246,796
		13,848,649
Interactive Media & Services-1.48%
Snap, Inc., 6.88%, 03/01/2033(b)(c)	944,000	954,812
WarnerMedia Holdings, Inc.
4.05%, 03/15/2029(c)	2,234,000	2,124,054
4.28%, 03/15/2032(c)	2,461,000	2,125,381
		5,204,247
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
August 31, 2025
	Principal Amount	Value
IT Services-0.54%
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/2032(b)(c)	$951,000	$906,493
Twilio, Inc., 3.63%, 03/15/2029	1,029,000	983,183
		1,889,676
Life Sciences Tools & Services-0.95%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)(c)	1,003,000	956,838
IQVIA, Inc.
6.50%, 05/15/2030(b)	1,155,000	1,198,549
6.25%, 06/01/2032(b)(c)	1,167,000	1,204,422
		3,359,809
Machinery-0.78%
Enpro, Inc., 6.13%, 06/01/2033(b)	654,000	668,987
Hillenbrand, Inc., 3.75%, 03/01/2031(c)	1,147,000	1,055,404
Terex Corp., 6.25%, 10/15/2032(b)(c)	1,026,000	1,039,294
		2,763,685
Marine Transportation-0.35%
NCL Corp. Ltd.
7.75%, 02/15/2029(b)(c)	583,000	623,153
6.75%, 02/01/2032(b)	604,000	623,291
		1,246,444
Media-5.44%
AMC Networks, Inc., 10.50%, 07/15/2032(b)(c)	1,188,000	1,227,751
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/2034(b)(c)	3,459,000	3,006,000
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 6.10%, 06/01/2029	2,882,000	3,030,279
Clear Channel Outdoor Holdings, Inc., 7.50%, 03/15/2033(b)	850,000	865,744
Gray Media, Inc., 7.25%, 08/15/2033(b)	1,200,000	1,183,062
Lamar Media Corp.
3.75%, 02/15/2028	828,000	805,683
3.63%, 01/15/2031(c)	872,000	808,035
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/2031(b)	1,021,000	1,078,074
Paramount Global
2.90%, 01/15/2027	1,642,000	1,606,749
4.95%, 01/15/2031	1,646,000	1,636,269
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	1,545,000	1,584,204
Sirius XM Radio LLC, 3.88%, 09/01/2031(b)(c)	2,583,000	2,324,584
		19,156,434
Metals & Mining-2.07%
Alcoa Nederland Holding B.V., 7.13%, 03/15/2031(b)(c)	1,688,000	1,781,603
ATI, Inc.
5.88%, 12/01/2027(c)	557,000	558,009
5.13%, 10/01/2031(c)	580,000	566,526
Carpenter Technology Corp., 6.38%, 07/15/2028	799,000	803,272
Century Aluminum Co., 6.88%, 08/01/2032(b)	714,000	730,658
	Principal Amount	Value
Metals & Mining-(continued)
Cleveland-Cliffs Steel Corp., 7.00%, 03/15/2027	$760	$760
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029(b)	984,000	1,000,087
7.38%, 05/01/2033(b)	1,001,000	997,985
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)(c)	891,000	836,586
		7,275,486
Mortgage REITs-1.68%
Arbor Realty SR, Inc., 7.88%, 07/15/2030(b)	1,291,000	1,344,641
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(b)	1,438,000	1,534,477
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp.
5.50%, 08/01/2030	426,000	434,337
7.00%, 07/15/2031(b)	410,000	431,381
Starwood Property Trust, Inc., 7.25%, 04/01/2029(b)	2,064,000	2,165,557
		5,910,393
Office REITs-0.27%
Brandywine Operating Partnership L.P., 3.95%, 11/15/2027	965,000	940,277
Oil, Gas & Consumable Fuels-6.61%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	1,235,000	1,278,009
Chord Energy Corp., 6.75%, 03/15/2033(b)	1,518,000	1,557,856
Civitas Resources, Inc., 8.75%, 07/01/2031(b)(c)	1,396,000	1,437,841
CNX Resources Corp., 7.25%, 03/01/2032(b)	1,251,000	1,298,902
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032(b)	846,000	869,766
Matador Resources Co., 6.50%, 04/15/2032(b)(c)	1,101,000	1,117,741
Murphy Oil Corp., 6.00%, 10/01/2032(c)	1,510,000	1,471,460
Murphy Oil USA, Inc., 4.75%, 09/15/2029	1,750,000	1,722,610
Northern Oil and Gas, Inc., 8.75%, 06/15/2031(b)(c)	871,000	895,895
Occidental Petroleum Corp.
6.63%, 09/01/2030	2,013,000	2,140,560
5.55%, 10/01/2034	2,150,000	2,140,798
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)(c)	2,619,000	2,537,797
SM Energy Co.
6.50%, 07/15/2028	578,000	583,876
7.00%, 08/01/2032(b)(c)	585,000	589,590
Talos Production, Inc., 9.38%, 02/01/2031(b)(c)	943,000	977,919
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/2031(b)	1,520,000	1,600,747
Vital Energy, Inc., 7.88%, 04/15/2032(b)(c)	1,046,000	1,031,283
		23,252,650
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
August 31, 2025
	Principal Amount	Value
Passenger Airlines-1.37%
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)(c)	$1,360,000	$1,352,471
United AirLines, Inc., 4.63%, 04/15/2029(b)	3,540,000	3,485,957
		4,838,428
Personal Care Products-0.72%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030(b)(c)	1,351,000	1,383,097
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/2032(c)	1,105,000	1,147,573
		2,530,670
Pharmaceuticals-1.65%
Elanco Animal Health, Inc., 6.65%, 08/28/2028(c)	1,406,000	1,467,314
Mylan, Inc., 4.55%, 04/15/2028	2,807,000	2,790,166
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031(b)(c)	1,809,000	1,551,478
		5,808,958
Professional Services-0.74%
CACI International, Inc., 6.38%, 06/15/2033(b)	1,353,000	1,397,232
TriNet Group, Inc., 7.13%, 08/15/2031(b)	1,154,000	1,200,825
		2,598,057
Real Estate Management & Development-1.48%
CoStar Group, Inc., 2.80%, 07/15/2030(b)	1,198,000	1,099,087
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)(c)	1,440,000	1,545,129
Forestar Group, Inc., 6.50%, 03/15/2033(b)(c)	696,000	709,988
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	525,000	500,392
5.00%, 03/01/2031(c)	547,000	511,093
Newmark Group, Inc., 7.50%, 01/12/2029	798,000	853,805
		5,219,494
Semiconductors & Semiconductor Equipment-1.24%
Entegris, Inc., 4.75%, 04/15/2029(b)	1,129,000	1,113,727
Qorvo, Inc., 4.38%, 10/15/2029	1,431,000	1,402,918
Skyworks Solutions, Inc.
1.80%, 06/01/2026(c)	941,000	921,615
3.00%, 06/01/2031(c)	1,047,000	944,348
		4,382,608
Software-1.87%
AppLovin Corp.
5.13%, 12/01/2029	543,000	555,519
5.50%, 12/01/2034(c)	540,000	551,390
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(c)	852,000	803,650
Gen Digital, Inc., 6.25%, 04/01/2033(b)	2,242,000	2,311,058
RingCentral, Inc., 8.50%, 08/15/2030(b)(c)	542,000	578,882
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	1,709,000	1,774,712
		6,575,211
	Principal Amount	Value
Specialized REITs-0.88%
GLP Capital L.P./GLP Financing II, Inc.
5.30%, 01/15/2029	$762,000	$776,295
3.25%, 01/15/2032	884,000	789,508
SBA Communications Corp., 3.88%, 02/15/2027	1,560,000	1,534,453
		3,100,256
Specialty Retail-3.46%
Advance Auto Parts, Inc.
3.90%, 04/15/2030	953,000	879,732
3.50%, 03/15/2032(c)	1,023,000	893,391
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(c)	1,861,000	1,818,856
Bath & Body Works, Inc.
5.25%, 02/01/2028	862,000	867,147
6.88%, 11/01/2035(c)	863,000	899,760
Gap, Inc. (The), 3.88%, 10/01/2031(b)(c)	2,187,000	1,982,120
Penske Automotive Group, Inc., 3.75%, 06/15/2029(c)	2,428,000	2,316,895
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)(c)	1,622,000	1,551,082
Valvoline, Inc., 3.63%, 06/15/2031(b)(c)	1,053,000	961,267
		12,170,250
Technology Hardware, Storage & Peripherals-1.56%
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/2029(b)	1,089,000	1,036,390
9.63%, 12/01/2032(b)	949,740	1,079,158
Western Digital Corp.
2.85%, 02/01/2029	1,083,000	1,018,298
3.10%, 02/01/2032(c)	1,152,000	1,027,220
Xerox Holdings Corp., 5.50%, 08/15/2028(b)(c)	2,024,000	1,318,398
		5,479,464
Textiles, Apparel & Luxury Goods-1.30%
Crocs, Inc., 4.13%, 08/15/2031(b)	1,228,000	1,104,791
Under Armour, Inc., 3.25%, 06/15/2026	1,202,000	1,187,175
VF Corp., 2.80%, 04/23/2027	2,372,000	2,291,926
		4,583,892
Trading Companies & Distributors-0.37%
Herc Holdings, Inc., 7.25%, 06/15/2033(b)(c)	1,131,000	1,187,263
QXO Building Products, Inc., 6.75%, 04/30/2032(b)	112,000	115,954
		1,303,217
Total U.S. Dollar Denominated Bonds & Notes (Cost $336,525,373)		340,852,500
	Shares
Money Market Funds-1.60%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $5,611,269)	5,611,269	5,611,269
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.44% (Cost $342,136,642)		346,463,769
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
August 31, 2025
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.73%
Invesco Private Government Fund, 4.28%(d)(e)(f)	31,830,272	$31,830,272
Invesco Private Prime Fund, 4.46%(d)(e)(f)	83,339,810	83,364,812
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $115,190,988)		115,195,084
TOTAL INVESTMENTS IN SECURITIES-131.17% (Cost $457,327,630)		461,658,853
OTHER ASSETS LESS LIABILITIES-(31.17)%		(109,698,512)
NET ASSETS-100.00%		$351,960,341

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $197,508,568, which represented 56.12% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,209,436	$50,126,725	$(45,724,892)	$-	$-	$5,611,269	$86,086
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	50,797,037	101,450,450	(120,417,215)	-	-	31,830,272	1,583,572 *
Invesco Private Prime Fund	135,289,682	131,247,915	(183,160,935)	1,578	(13,428)	83,364,812	4,244,657 *
Total	$187,296,155	$282,825,090	$(349,303,042)	$1,578	$(13,428)	$120,806,353	$5,914,315

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
August 31, 2025
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.05%
Aerospace & Defense-2.24%
Boeing Co. (The)
5.15%, 05/01/2030	$125,000	$128,262
6.53%, 05/01/2034	110,000	120,535
General Dynamics Corp.
3.63%, 04/01/2030	110,000	108,121
2.25%, 06/01/2031	115,000	103,842
General Electric Co.
4.30%, 07/29/2030	110,000	110,515
6.75%, 03/15/2032(b)	105,000	118,887
Howmet Aerospace, Inc.
3.00%, 01/15/2029	45,000	43,321
4.85%, 10/15/2031	40,000	40,988
Huntington Ingalls Industries, Inc.
4.20%, 05/01/2030	55,000	54,300
5.75%, 01/15/2035	50,000	51,894
L3Harris Technologies, Inc.
4.40%, 06/15/2028	73,000	73,433
5.40%, 07/31/2033	100,000	103,346
Lockheed Martin Corp.
3.55%, 01/15/2026	142,000	141,599
3.90%, 06/15/2032	152,000	147,586
Northrop Grumman Corp.
3.25%, 01/15/2028	101,000	99,214
4.70%, 03/15/2033	100,000	100,113
RTX Corp.
4.13%, 11/16/2028	158,000	158,202
6.10%, 03/15/2034	130,000	141,185
Textron, Inc.
3.00%, 06/01/2030	60,000	56,409
5.50%, 05/15/2035	50,000	50,947
		1,952,699
Air Freight & Logistics-0.95%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	120,000	120,194
FedEx Corp.
3.10%, 08/05/2029(c)	145,000	138,469
2.40%, 05/15/2031(c)	140,000	124,506
GXO Logistics, Inc.
6.25%, 05/06/2029	40,000	41,971
6.50%, 05/06/2034	40,000	42,335
United Parcel Service, Inc.
4.45%, 04/01/2030	166,000	169,022
5.15%, 05/22/2034	185,000	190,713
		827,210
Automobile Components-0.26%
BorgWarner, Inc.
2.65%, 07/01/2027	55,000	53,537
5.40%, 08/15/2034	50,000	50,903
Lear Corp., 3.80%, 09/15/2027	125,000	123,911
		228,351
Automobiles-0.36%
General Motors Co., 6.13%, 10/01/2025	111,000	111,000
PACCAR Financial Corp., 4.45%, 08/06/2027	200,000	202,559
		313,559
	Principal Amount	Value
Banks-5.98%
Bank of America Corp., 3.25%, 10/21/2027(b)	$720,000	$709,519
Citigroup, Inc.
4.45%, 09/29/2027	310,000	310,914
6.63%, 06/15/2032(b)	295,000	325,410
Citizens Financial Group, Inc.
3.25%, 04/30/2030	130,000	122,975
2.64%, 09/30/2032	140,000	118,366
Comerica, Inc., 4.00%, 02/01/2029	138,000	136,129
Fifth Third Bancorp, 2.55%, 05/05/2027(b)	230,000	224,340
Huntington National Bank (The), 5.65%, 01/10/2030	190,000	199,209
JPMorgan Chase & Co., 2.95%, 10/01/2026(b)	851,000	841,547
KeyBank N.A., 5.00%, 01/26/2033	94,000	93,889
KeyCorp, 2.55%, 10/01/2029	110,000	102,918
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	195,000	195,156
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030(b)	355,000	332,095
Regions Financial Corp., 1.80%, 08/12/2028	200,000	186,992
Truist Financial Corp., 1.95%, 06/05/2030	385,000	346,397
U.S. Bancorp, 1.38%, 07/22/2030	420,000	367,270
Wachovia Corp., 5.50%, 08/01/2035	290,000	296,091
Wells Fargo & Co., 4.15%, 01/24/2029	295,000	294,859
		5,204,076
Beverages-1.46%
Coca-Cola Co. (The)
1.45%, 06/01/2027	195,000	187,439
2.25%, 01/05/2032(b)	210,000	187,055
Coca-Cola Consolidated, Inc.
5.25%, 06/01/2029	30,000	30,997
5.45%, 06/01/2034	45,000	46,722
Constellation Brands, Inc.
4.35%, 05/09/2027	65,000	65,193
2.25%, 08/01/2031	85,000	74,697
Keurig Dr Pepper, Inc.
4.60%, 05/25/2028	81,000	81,390
4.05%, 04/15/2032	85,000	81,067
Molson Coors Beverage Co., 3.00%, 07/15/2026	118,000	116,665
PepsiCo, Inc.
2.75%, 03/19/2030(b)	215,000	203,134
5.00%, 02/07/2035	195,000	198,578
		1,272,937
Biotechnology-1.61%
AbbVie, Inc.
3.20%, 11/21/2029(b)	239,000	230,361
5.05%, 03/15/2034	205,000	208,920
Amgen, Inc.
5.15%, 03/02/2028	155,000	158,641
5.25%, 03/02/2033	140,000	143,769
Biogen, Inc.
2.25%, 05/01/2030	105,000	95,628
5.75%, 05/15/2035	90,000	92,933
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2025
	Principal Amount	Value
Biotechnology-(continued)
Gilead Sciences, Inc.
3.65%, 03/01/2026	$138,000	$137,548
1.65%, 10/01/2030	190,000	167,917
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	186,000	163,778
		1,399,495
Broadline Retail-0.94%
Amazon.com, Inc.
3.15%, 08/22/2027(b)	345,000	340,710
2.10%, 05/12/2031(b)	400,000	358,891
eBay, Inc.
2.70%, 03/11/2030	60,000	56,150
2.60%, 05/10/2031	70,000	63,637
		819,388
Building Products-0.95%
Carlisle Cos., Inc.
2.75%, 03/01/2030	45,000	42,084
2.20%, 03/01/2032	50,000	42,796
Carrier Global Corp.
2.72%, 02/15/2030	95,000	89,276
5.90%, 03/15/2034	70,000	74,663
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029	33,000	31,555
5.88%, 06/01/2033	40,000	42,241
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A.
5.50%, 04/19/2029	80,000	83,435
1.75%, 09/15/2030	105,000	93,064
Lennox International, Inc., 5.50%, 09/15/2028	70,000	72,553
Masco Corp.
1.50%, 02/15/2028	45,000	42,140
2.00%, 02/15/2031	65,000	56,898
Owens Corning
5.50%, 06/15/2027	60,000	61,360
5.70%, 06/15/2034	90,000	94,179
		826,244
Capital Markets-3.79%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	150,000	148,098
4.50%, 05/13/2032	90,000	89,983
Bank of New York Mellon Corp. (The)
3.30%, 08/23/2029	141,000	136,594
1.80%, 07/28/2031	160,000	140,318
BlackRock, Inc.
3.20%, 03/15/2027	140,000	138,664
1.90%, 01/28/2031	160,000	142,598
Charles Schwab Corp. (The)
2.00%, 03/20/2028	190,000	181,156
2.90%, 03/03/2032	165,000	149,672
CME Group, Inc.
3.75%, 06/15/2028	100,000	99,674
2.65%, 03/15/2032	135,000	121,798
Franklin Resources, Inc., 1.60%, 10/30/2030	170,000	149,364
Goldman Sachs Group, Inc. (The)
3.80%, 03/15/2030(b)	250,000	245,716
6.13%, 02/15/2033(b)	220,000	241,126
	Principal Amount	Value
Capital Markets-(continued)
Jefferies Financial Group, Inc.
4.15%, 01/23/2030	$60,000	$59,250
6.20%, 04/14/2034	55,000	58,058
Morgan Stanley
3.63%, 01/20/2027	237,000	235,801
7.25%, 04/01/2032	190,000	218,993
MSCI, Inc., 3.25%, 08/15/2033(c)	95,000	83,982
Nasdaq, Inc.
5.35%, 06/28/2028	60,000	61,932
1.65%, 01/15/2031	55,000	48,154
Northern Trust Corp.
1.95%, 05/01/2030	95,000	86,430
6.13%, 11/02/2032	70,000	76,259
Raymond James Financial, Inc., 4.65%, 04/01/2030	140,000	142,837
State Street Corp.
2.40%, 01/24/2030	125,000	117,394
2.20%, 03/03/2031	145,000	129,367
		3,303,218
Chemicals-2.99%
Air Products and Chemicals, Inc.
2.05%, 05/15/2030	99,000	90,369
4.85%, 02/08/2034	90,000	90,609
Albemarle Corp.
4.65%, 06/01/2027	45,000	45,029
5.05%, 06/01/2032	65,000	63,669
CF Industries, Inc.
4.50%, 12/01/2026(c)	65,000	65,083
5.15%, 03/15/2034	50,000	49,985
Dow Chemical Co. (The)
4.80%, 11/30/2028	127,000	128,806
2.10%, 11/15/2030	160,000	141,395
DuPont de Nemours, Inc., 4.73%, 11/15/2028	215,000	219,348
Eastman Chemical Co.
4.50%, 12/01/2028	55,000	55,312
5.75%, 03/08/2033	60,000	62,468
Ecolab, Inc.
4.80%, 03/24/2030	65,000	66,889
2.13%, 02/01/2032	85,000	73,999
EIDP, Inc.
2.30%, 07/15/2030	95,000	87,296
4.80%, 05/15/2033	70,000	70,071
FMC Corp.
3.45%, 10/01/2029	62,000	58,740
5.65%, 05/18/2033	60,000	59,856
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(c)	65,000	61,667
2.30%, 11/01/2030(c)	70,000	62,650
Linde, Inc., 1.10%, 08/10/2030	310,000	269,160
LYB International Finance II B.V., 3.50%, 03/02/2027	120,000	118,553
LYB International Finance III LLC, 2.25%, 10/01/2030	135,000	120,801
Mosaic Co. (The)
4.05%, 11/15/2027	60,000	59,719
5.45%, 11/15/2033	60,000	61,680
PPG Industries, Inc., 3.75%, 03/15/2028	146,000	144,917
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2025
	Principal Amount	Value
Chemicals-(continued)
Sherwin-Williams Co. (The)
2.95%, 08/15/2029	$80,000	$76,108
2.20%, 03/15/2032	90,000	77,944
Westlake Corp., 3.60%, 08/15/2026	119,000	118,169
		2,600,292
Commercial Services & Supplies-0.77%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	65,000	63,631
3.57%, 12/01/2031	70,000	65,207
Cintas Corp. No. 2
3.70%, 04/01/2027	63,000	62,695
4.00%, 05/01/2032	65,000	63,272
Republic Services, Inc.
3.95%, 05/15/2028	74,000	74,001
1.75%, 02/15/2032	90,000	76,559
Veralto Corp.
5.35%, 09/18/2028	45,000	46,496
5.45%, 09/18/2033	30,000	31,009
Waste Management, Inc.
3.15%, 11/15/2027	90,000	88,527
1.50%, 03/15/2031	115,000	99,600
		670,997
Communications Equipment-0.60%
Cisco Systems, Inc.
2.50%, 09/20/2026	211,000	207,891
5.05%, 02/26/2034	190,000	195,373
Motorola Solutions, Inc.
4.60%, 05/23/2029	58,000	58,650
5.40%, 04/15/2034	60,000	61,653
		523,567
Construction & Engineering-0.23%
MasTec, Inc., 5.90%, 06/15/2029	85,000	88,848
Quanta Services, Inc.
4.75%, 08/09/2027	50,000	50,580
2.90%, 10/01/2030	65,000	60,604
		200,032
Construction Materials-0.26%
Eagle Materials, Inc., 2.50%, 07/01/2031	55,000	49,221
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	105,000	93,674
Vulcan Materials Co.
3.50%, 06/01/2030	40,000	38,602
5.35%, 12/01/2034	40,000	41,001
		222,498
Consumer Finance-1.42%
Ally Financial, Inc.
2.20%, 11/02/2028	110,000	102,786
8.00%, 11/01/2031	85,000	97,326
American Express Co., 4.05%, 05/03/2029(b)	320,000	320,882
Capital One Financial Corp.
3.80%, 01/31/2028	155,000	153,649
6.70%, 11/29/2032	165,000	181,673
	Principal Amount	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc.
5.80%, 01/07/2029	$180,000	$186,975
3.10%, 01/12/2032(b)	215,000	191,257
		1,234,548
Consumer Staples Distribution & Retail-2.46%
Costco Wholesale Corp.
1.60%, 04/20/2030	205,000	184,497
1.75%, 04/20/2032	200,000	171,884
Dollar General Corp.
3.50%, 04/03/2030	90,000	86,559
5.45%, 07/05/2033	90,000	92,999
Dollar Tree, Inc.
4.20%, 05/15/2028	77,000	76,826
2.65%, 12/01/2031	90,000	80,191
Kroger Co. (The)
4.50%, 01/15/2029	160,000	162,050
5.00%, 09/15/2034	145,000	144,600
Sysco Corp.
5.95%, 04/01/2030	95,000	101,103
5.40%, 03/23/2035	100,000	102,100
Target Corp.
3.38%, 04/15/2029	145,000	142,117
4.50%, 09/15/2032	135,000	135,130
Walmart, Inc.
3.70%, 06/26/2028	330,000	329,655
1.80%, 09/22/2031(b)	375,000	330,995
		2,140,706
Containers & Packaging-0.66%
Amcor Finance (USA), Inc., 3.63%, 04/28/2026	71,000	70,640
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	80,000	72,469
Avery Dennison Corp.
4.88%, 12/06/2028	51,000	51,978
2.25%, 02/15/2032	55,000	47,233
Packaging Corp. of America
3.00%, 12/15/2029	115,000	109,766
5.20%, 08/15/2035	50,000	50,318
Sealed Air Corp., 1.57%, 10/15/2026(c)	85,000	82,159
Sonoco Products Co.
3.13%, 05/01/2030	45,000	42,380
5.00%, 09/01/2034	50,000	48,965
		575,908
Distributors-0.27%
Genuine Parts Co.
4.95%, 08/15/2029	65,000	66,377
1.88%, 11/01/2030	65,000	57,189
LKQ Corp.
5.75%, 06/15/2028	55,000	56,864
6.25%, 06/15/2033	55,000	58,196
		238,626
Diversified REITs-0.62%
American Assets Trust L.P., 3.38%, 02/01/2031	50,000	45,126
COPT Defense Properties L.P., 2.75%, 04/15/2031	55,000	49,648
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2025
	Principal Amount	Value
Diversified REITs-(continued)
CubeSmart L.P.
2.25%, 12/15/2028	$45,000	$42,380
2.50%, 02/15/2032	30,000	26,165
Digital Realty Trust L.P., 3.60%, 07/01/2029	160,000	156,194
VICI Properties L.P.
4.75%, 02/15/2028	55,000	55,457
5.13%, 05/15/2032	70,000	70,274
W.P. Carey, Inc., 2.40%, 02/01/2031	105,000	93,630
		538,874
Diversified Telecommunication Services-1.30%
AT&T, Inc.
4.30%, 02/15/2030(b)	274,000	274,478
2.55%, 12/01/2033(b)	330,000	277,872
Verizon Communications, Inc.
4.33%, 09/21/2028	285,000	287,019
2.36%, 03/15/2032(b)	335,000	290,928
		1,130,297
Electric Utilities-4.64%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	126,000	113,639
Alexander Funding Trust II, 7.47%, 07/31/2028(c)	65,000	69,639
American Electric Power Co., Inc., 5.63%, 03/01/2033	110,000	115,292
American Transmission Systems, Inc., 2.65%, 01/15/2032(c)	90,000	80,051
Arizona Public Service Co., 5.55%, 08/01/2033	120,000	124,606
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/2031	105,000	95,218
Series D, 4.00%, 12/01/2028	95,000	95,184
Constellation Energy Generation LLC
5.60%, 03/01/2028	65,000	67,417
5.80%, 03/01/2033	70,000	74,552
Duke Energy Corp.
2.65%, 09/01/2026	146,000	143,838
2.55%, 06/15/2031	170,000	153,080
Entergy Corp., 1.90%, 06/15/2028	110,000	103,602
Entergy Louisiana LLC, 4.00%, 03/15/2033	90,000	85,507
Evergy, Inc., 2.90%, 09/15/2029	135,000	127,983
Eversource Energy, 3.38%, 03/01/2032	90,000	82,551
Exelon Corp.
4.05%, 04/15/2030	110,000	108,863
5.30%, 03/15/2033	110,000	113,618
Florida Power & Light Co., 2.45%, 02/03/2032	170,000	151,690
Interstate Power and Light Co., 4.10%, 09/26/2028	45,000	45,044
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(c)	85,000	84,805
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030	166,000	151,399
NRG Energy, Inc., 7.00%, 03/15/2033(c)	60,000	65,625
Pacific Gas and Electric Co.
4.55%, 07/01/2030	100,000	99,089
6.40%, 06/15/2033	110,000	116,936
PacifiCorp, 5.45%, 02/15/2034	330,000	335,640
PPL Capital Funding, Inc., 3.10%, 05/15/2026	85,000	84,152
	Principal Amount	Value
Electric Utilities-(continued)
PPL Electric Utilities Corp., 5.00%, 05/15/2033	$80,000	$81,759
Public Service Co. of Colorado, 1.88%, 06/15/2031	110,000	96,081
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	115,000	101,234
Southern California Edison Co.
5.25%, 03/15/2030	90,000	92,145
5.95%, 11/01/2032	105,000	110,528
Southern Co. (The)
5.70%, 03/15/2034	140,000	146,686
Series A, 3.70%, 04/30/2030	162,000	158,190
Vistra Operations Co. LLC
3.70%, 01/30/2027(c)	80,000	79,254
6.95%, 10/15/2033(c)	60,000	66,323
Wisconsin Electric Power Co., 4.75%, 09/30/2032	75,000	76,552
Wisconsin Power and Light Co., 3.95%, 09/01/2032	55,000	52,706
Xcel Energy, Inc., 4.00%, 06/15/2028	90,000	89,878
		4,040,356
Electrical Equipment-0.29%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	70,000	62,628
Emerson Electric Co.
0.88%, 10/15/2026	95,000	91,869
2.20%, 12/21/2031	105,000	93,421
		247,918
Electronic Equipment, Instruments & Components-1.41%
Amphenol Corp.
2.80%, 02/15/2030	65,000	61,502
5.00%, 01/15/2035	60,000	60,535
Arrow Electronics, Inc.
3.88%, 01/12/2028	98,000	96,761
2.95%, 02/15/2032	95,000	83,933
Avnet, Inc., 4.63%, 04/15/2026	108,000	107,999
Flex Ltd.
4.88%, 06/15/2029	65,000	65,749
5.25%, 01/15/2032	75,000	76,578
Jabil, Inc.
3.95%, 01/12/2028	58,000	57,529
3.00%, 01/15/2031	75,000	68,874
Keysight Technologies, Inc.
3.00%, 10/30/2029	40,000	37,994
4.95%, 10/15/2034	45,000	44,667
TD SYNNEX Corp.
1.75%, 08/09/2026	70,000	68,283
6.10%, 04/12/2034	60,000	62,939
Teledyne Technologies, Inc.
2.25%, 04/01/2028	55,000	52,423
2.75%, 04/01/2031	40,000	36,662
Trimble, Inc.
4.90%, 06/15/2028	45,000	45,662
6.10%, 03/15/2033	45,000	47,869
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2025
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Tyco Electronics Group S.A. (Switzerland)
4.50%, 02/13/2026	$75,000	$75,035
2.50%, 02/04/2032	85,000	75,615
		1,226,609
Energy Equipment & Services-0.57%
Halliburton Co.
2.92%, 03/01/2030	75,000	70,566
4.85%, 11/15/2035	90,000	87,754
Helmerich & Payne, Inc., 2.90%, 09/29/2031	75,000	65,406
NOV, Inc., 3.60%, 12/01/2029	63,000	60,953
Schlumberger Holdings Corp., 3.90%, 05/17/2028(c)	210,000	209,518
		494,197
Entertainment-0.86%
Electronic Arts, Inc., 1.85%, 02/15/2031	110,000	96,708
Netflix, Inc.
4.88%, 06/15/2030(c)	125,000	128,653
4.90%, 08/15/2034	130,000	132,934
Take-Two Interactive Software, Inc.
4.95%, 03/28/2028	50,000	50,985
4.00%, 04/14/2032	41,000	39,027
Walt Disney Co. (The)
2.20%, 01/13/2028	150,000	144,571
2.65%, 01/13/2031	170,000	158,090
		750,968
Financial Services-3.12%
Apollo Global Management, Inc., 6.38%, 11/15/2033	175,000	193,075
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	343,000	341,090
Block Financial LLC, 3.88%, 08/15/2030	50,000	48,023
Corebridge Financial, Inc.
3.65%, 04/05/2027	130,000	128,853
3.90%, 04/05/2032	140,000	132,518
Enact Holdings, Inc., 6.25%, 05/28/2029	55,000	57,443
Equitable Holdings, Inc.
4.35%, 04/20/2028	91,000	91,376
5.59%, 01/11/2033	90,000	93,707
Essent Group Ltd., 6.25%, 07/01/2029	50,000	52,488
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	110,000	108,270
2.25%, 03/01/2031	85,000	75,463
Fiserv, Inc.
3.50%, 07/01/2029	93,000	90,328
5.63%, 08/21/2033	85,000	88,244
Global Payments, Inc.
3.20%, 08/15/2029	73,000	69,350
5.40%, 08/15/2032	50,000	50,918
LPL Holdings, Inc.
6.75%, 11/17/2028	35,000	37,478
6.00%, 05/20/2034	35,000	36,214
Mastercard, Inc.
3.35%, 03/26/2030	125,000	121,664
4.35%, 01/15/2032	130,000	130,137
PayPal Holdings, Inc.
2.85%, 10/01/2029	120,000	114,477
4.40%, 06/01/2032	95,000	94,469
	Principal Amount	Value
Financial Services-(continued)
Radian Group, Inc., 6.20%, 05/15/2029	$60,000	$62,882
TPG Operating Group II L.P., 5.88%, 03/05/2034	100,000	104,821
Visa, Inc.
3.15%, 12/14/2025	141,000	140,613
4.15%, 12/14/2035	150,000	143,495
Western Union Co. (The), 1.35%, 03/15/2026	110,000	108,165
		2,715,561
Food Products-2.71%
Archer-Daniels-Midland Co.
3.25%, 03/27/2030	140,000	134,736
2.90%, 03/01/2032	125,000	113,833
Bunge Ltd. Finance Corp.
4.20%, 09/17/2029	90,000	89,598
2.75%, 05/14/2031	100,000	91,409
Campbell’s Co. (The), 5.40%, 03/21/2034	60,000	60,939
Conagra Brands, Inc.
4.85%, 11/01/2028	65,000	65,717
5.75%, 08/01/2035	70,000	70,381
Flowers Foods, Inc., 2.40%, 03/15/2031	85,000	75,028
General Mills, Inc.
4.20%, 04/17/2028	91,000	91,091
4.95%, 03/29/2033	90,000	90,667
Hershey Co. (The)
2.30%, 08/15/2026	88,000	86,579
5.10%, 02/24/2035	70,000	71,452
Hormel Foods Corp., 1.80%, 06/11/2030	140,000	125,451
Ingredion, Inc., 2.90%, 06/01/2030	100,000	93,635
J.M. Smucker Co. (The), 6.20%, 11/15/2033	50,000	53,798
JM Smucker Co. (The), 2.38%, 03/15/2030	45,000	41,452
Kellanova, 4.30%, 05/15/2028	155,000	156,050
Kraft Heinz Foods Co. (The)
3.00%, 06/01/2026	115,000	113,761
5.00%, 07/15/2035	115,000	112,730
McCormick & Co., Inc.
3.40%, 08/15/2027	48,000	47,422
1.85%, 02/15/2031	65,000	56,835
Mondelez International, Inc.
2.75%, 04/13/2030	121,000	113,343
3.00%, 03/17/2032	130,000	118,605
The Campbell’s Company, 2.38%, 04/24/2030	65,000	59,395
Tyson Foods, Inc.
4.35%, 03/01/2029	125,000	125,108
4.88%, 08/15/2034	105,000	103,272
		2,362,287
Gas Utilities-0.40%
Atmos Energy Corp.
3.00%, 06/15/2027	51,000	50,252
1.50%, 01/15/2031	60,000	51,916
National Fuel Gas Co.
5.50%, 03/15/2030	50,000	51,697
2.95%, 03/01/2031	40,000	36,427
ONE Gas, Inc., 5.10%, 04/01/2029	70,000	72,266
Southwest Gas Corp., 4.05%, 03/15/2032	85,000	81,290
		343,848
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2025
	Principal Amount	Value
Ground Transportation-1.16%
CSX Corp.
4.25%, 03/15/2029	$95,000	$95,408
4.10%, 11/15/2032	100,000	97,360
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	100,000	99,689
Norfolk Southern Corp.
5.05%, 08/01/2030	105,000	108,763
3.00%, 03/15/2032	100,000	91,078
Ryder System, Inc.
5.25%, 06/01/2028	75,000	77,056
6.60%, 12/01/2033	40,000	44,322
Uber Technologies, Inc.
4.30%, 01/15/2030	55,000	55,185
4.80%, 09/15/2034	60,000	59,351
Union Pacific Corp.
3.95%, 09/10/2028	134,000	133,999
2.80%, 02/14/2032	165,000	149,761
		1,011,972
Health Care Equipment & Supplies-2.00%
Abbott Laboratories, 3.75%, 11/30/2026	277,000	276,537
Baxter International, Inc.
1.92%, 02/01/2027	90,000	87,093
2.54%, 02/01/2032	85,000	73,973
Becton, Dickinson and Co.
3.70%, 06/06/2027	85,000	84,444
1.96%, 02/11/2031	95,000	83,555
Boston Scientific Corp., 2.65%, 06/01/2030	145,000	135,414
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	70,000	64,321
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	226,000	212,802
Edwards Lifesciences Corp., 4.30%, 06/15/2028	92,000	92,586
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	75,000	77,362
5.91%, 11/22/2032	65,000	69,483
Solventum Corp.
5.40%, 03/01/2029	60,000	62,573
5.60%, 03/23/2034	50,000	51,950
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	90,000	81,812
Stryker Corp.
1.95%, 06/15/2030	100,000	90,293
5.20%, 02/10/2035	90,000	92,095
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/2028	50,000	51,796
2.60%, 11/24/2031	60,000	53,833
		1,741,922
Health Care Providers & Services-4.01%
Cardinal Health, Inc.
3.41%, 06/15/2027	164,000	162,009
5.45%, 02/15/2034	141,000	144,882
Cencora, Inc.
3.45%, 12/15/2027	154,000	151,785
2.70%, 03/15/2031	175,000	160,447
Cigna Group (The)
4.38%, 10/15/2028	164,000	164,915
2.38%, 03/15/2031(b)	220,000	197,342
	Principal Amount	Value
Health Care Providers & Services-(continued)
CVS Health Corp.
4.30%, 03/25/2028	$240,000	$239,915
5.25%, 02/21/2033(b)	215,000	217,585
Elevance Health, Inc.
2.25%, 05/15/2030	175,000	159,654
5.20%, 02/15/2035	160,000	161,045
HCA, Inc.
3.50%, 09/01/2030	130,000	123,933
3.63%, 03/15/2032	130,000	120,941
Humana, Inc.
1.35%, 02/03/2027	120,000	115,308
2.15%, 02/03/2032	135,000	114,521
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	65,000	61,586
4.80%, 10/01/2034	75,000	73,653
McKesson Corp.
1.30%, 08/15/2026	186,000	181,107
5.10%, 07/15/2033	165,000	169,145
Quest Diagnostics, Inc.
2.95%, 06/30/2030	65,000	61,128
5.00%, 12/15/2034	60,000	60,115
UnitedHealth Group, Inc.
2.00%, 05/15/2030	300,000	271,590
5.35%, 02/15/2033(b)	260,000	269,040
Universal Health Services, Inc.
1.65%, 09/01/2026	60,000	58,347
2.65%, 10/15/2030	60,000	53,869
		3,493,862
Health Care REITs-0.85%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/2032	175,000	146,659
Healthcare Realty Holdings L.P.
3.50%, 08/01/2026	46,000	45,605
2.00%, 03/15/2031	40,000	34,724
Healthpeak OP LLC
3.25%, 07/15/2026	67,000	66,395
5.25%, 12/15/2032	50,000	51,185
Omega Healthcare Investors, Inc.
5.25%, 01/15/2026	48,000	48,012
3.38%, 02/01/2031	45,000	41,635
Ventas Realty L.P.
4.40%, 01/15/2029	69,000	69,246
2.50%, 09/01/2031	84,000	74,846
Welltower OP LLC
3.10%, 01/15/2030	80,000	76,335
2.80%, 06/01/2031	90,000	82,632
		737,274
Hotel & Resort REITs-0.12%
Host Hotels & Resorts L.P.
5.50%, 04/15/2035	50,000	49,796
Series H, 3.38%, 12/15/2029	54,000	51,260
		101,056
Hotels, Restaurants & Leisure-1.74%
Booking Holdings, Inc., 3.55%, 03/15/2028	160,000	158,237
Carnival Corp., 4.00%, 08/01/2028(c)	130,000	127,760
Choice Hotels International, Inc., 5.85%, 08/01/2034	55,000	55,668
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2025
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Darden Restaurants, Inc.
3.85%, 05/01/2027	$54,000	$53,616
6.30%, 10/10/2033	60,000	64,462
Expedia Group, Inc.
3.80%, 02/15/2028	53,000	52,511
5.40%, 02/15/2035	50,000	50,831
Harley-Davidson Financial Services, Inc., 6.50%, 03/10/2028(c)	80,000	83,563
Hyatt Hotels Corp.
5.75%, 01/30/2027	30,000	30,554
5.75%, 03/30/2032	40,000	41,459
Marriott International, Inc.
5.35%, 03/15/2035	60,000	60,605
Series FF, 4.63%, 06/15/2030	70,000	70,513
McDonald’s Corp.
3.60%, 07/01/2030	150,000	146,468
4.95%, 03/03/2035	150,000	151,054
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(c)	70,000	71,293
6.00%, 02/01/2033(c)	40,000	41,064
Starbucks Corp.
3.55%, 08/15/2029	120,000	117,737
2.55%, 11/15/2030	145,000	133,049
		1,510,444
Household Durables-0.94%
D.R. Horton, Inc.
1.40%, 10/15/2027	85,000	80,533
5.00%, 10/15/2034	80,000	80,061
Leggett & Platt, Inc., 4.40%, 03/15/2029	85,000	83,597
Lennar Corp., 4.75%, 11/29/2027	175,000	176,410
Meritage Homes Corp., 5.65%, 03/15/2035	75,000	75,768
Mohawk Industries, Inc., 3.63%, 05/15/2030	130,000	125,375
NVR, Inc., 3.00%, 05/15/2030	110,000	103,903
Toll Brothers Finance Corp., 5.60%, 06/15/2035	90,000	91,431
		817,078
Household Products-1.19%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	85,000	89,967
Clorox Co. (The)
3.90%, 05/15/2028	55,000	54,833
4.60%, 05/01/2032	55,000	55,209
Colgate-Palmolive Co.
4.80%, 03/02/2026	100,000	100,330
3.25%, 08/15/2032	120,000	112,181
Kimberly-Clark Corp.
3.20%, 04/25/2029	97,000	94,532
2.00%, 11/02/2031	115,000	102,366
Procter & Gamble Co. (The)
3.00%, 03/25/2030	220,000	211,305
1.95%, 04/23/2031(b)	240,000	215,709
		1,036,432
	Principal Amount	Value
Independent Power and Renewable Electricity Producers-0.27%
AES Corp. (The)
1.38%, 01/15/2026	$75,000	$74,054
2.45%, 01/15/2031	90,000	80,669
NSTAR Electric Co., 3.20%, 05/15/2027	83,000	81,923
		236,646
Industrial Conglomerates-0.80%
3M Co.
2.38%, 08/26/2029	135,000	126,512
5.15%, 03/15/2035	130,000	132,154
Eaton Corp.
3.10%, 09/15/2027	94,000	92,473
4.00%, 11/02/2032	95,000	92,281
Honeywell International, Inc.
2.50%, 11/01/2026	118,000	115,949
1.75%, 09/01/2031	160,000	137,901
		697,270
Insurance-6.08%
Aflac, Inc., 3.60%, 04/01/2030(b)	210,000	205,501
Allstate Corp. (The)
3.28%, 12/15/2026	116,000	114,775
1.45%, 12/15/2030	135,000	116,325
American International Group, Inc.
4.85%, 05/07/2030	150,000	153,572
5.13%, 03/27/2033	165,000	168,519
Aon Corp., 2.80%, 05/15/2030	90,000	84,461
Aon North America, Inc., 5.45%, 03/01/2034	70,000	72,313
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	75,000	76,494
5.15%, 02/15/2035	40,000	40,135
Brighthouse Financial, Inc., 5.63%, 05/15/2030	165,000	168,916
Brown & Brown, Inc.
4.90%, 06/23/2030	40,000	40,521
2.38%, 03/15/2031	100,000	88,913
Chubb INA Holdings LLC
3.35%, 05/03/2026	135,000	134,223
1.38%, 09/15/2030	175,000	153,334
CNA Financial Corp.
3.90%, 05/01/2029	73,000	72,011
5.13%, 02/15/2034	81,000	81,091
CNO Financial Group, Inc.
5.25%, 05/30/2029	43,000	43,889
6.45%, 06/15/2034	45,000	47,398
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	135,000	136,013
Fidelity National Financial, Inc., 3.40%, 06/15/2030	155,000	147,264
First American Financial Corp., 2.40%, 08/15/2031	120,000	104,077
Five Corners Funding Trust II, 2.85%, 05/15/2030(c)	195,000	182,413
Globe Life, Inc., 4.55%, 09/15/2028	96,000	96,749
Hartford Insurance Group, Inc. (The), 2.80%, 08/19/2029	194,000	184,211
Jackson National Life Global Funding, 3.05%, 04/29/2026(c)	195,000	193,389
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2025
	Principal Amount	Value
Insurance-(continued)
Lincoln National Corp.
3.80%, 03/01/2028	$106,000	$104,824
3.40%, 01/15/2031	115,000	108,207
Loews Corp., 3.20%, 05/15/2030	160,000	152,966
Marsh & McLennan Cos., Inc.
4.38%, 03/15/2029	93,000	93,857
5.00%, 03/15/2035	100,000	100,463
MetLife, Inc.
4.55%, 03/23/2030	175,000	178,424
5.70%, 06/15/2035	180,000	190,838
Old Republic International Corp., 3.88%, 08/26/2026	119,000	118,383
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035(c)	140,000	145,779
Primerica, Inc., 2.80%, 11/19/2031	85,000	76,768
Principal Financial Group, Inc., 2.13%, 06/15/2030	237,000	214,827
Progressive Corp. (The)
4.00%, 03/01/2029	115,000	115,077
3.00%, 03/15/2032	130,000	119,570
Prudential Financial, Inc., 5.20%, 03/14/2035	180,000	183,262
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	69,000	68,155
RGA Global Funding, 5.50%, 01/11/2031(c)	65,000	67,983
Travelers Property Casualty Corp., 6.38%, 03/15/2033	180,000	201,845
Willis North America, Inc.
2.95%, 09/15/2029	80,000	75,801
5.35%, 05/15/2033	70,000	72,048
		5,295,584
Interactive Media & Services-1.31%
Alphabet, Inc.
1.10%, 08/15/2030	390,000	341,039
4.50%, 05/15/2035	330,000	327,453
Meta Platforms, Inc.
3.50%, 08/15/2027	220,000	218,804
3.85%, 08/15/2032(b)	260,000	251,377
		1,138,673
IT Services-0.84%
Accenture Capital, Inc., 4.50%, 10/04/2034	155,000	151,460
Amdocs Ltd., 2.54%, 06/15/2030	93,000	85,019
DXC Technology Co., 2.38%, 09/15/2028	133,000	125,054
International Business Machines Corp., 3.50%, 05/15/2029(b)	210,000	205,928
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	70,000	68,149
3.15%, 10/15/2031	75,000	68,049
VeriSign, Inc., 2.70%, 06/15/2031	35,000	31,569
		735,228
Leisure Products-0.32%
Brunswick Corp., 2.40%, 08/18/2031	110,000	95,129
Hasbro, Inc.
3.90%, 11/19/2029	53,000	51,750
6.05%, 05/14/2034	47,000	48,941
Polaris, Inc., 6.95%, 03/15/2029	80,000	84,742
		280,562
	Principal Amount	Value
Life Sciences Tools & Services-0.78%
Agilent Technologies, Inc.
2.75%, 09/15/2029	$57,000	$54,012
2.30%, 03/12/2031	55,000	49,401
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	73,000	68,094
Illumina, Inc.
5.75%, 12/13/2027	30,000	30,879
2.55%, 03/23/2031	55,000	49,017
IQVIA, Inc., 6.25%, 02/01/2029	120,000	126,403
Revvity, Inc.
3.30%, 09/15/2029	38,000	36,321
2.25%, 09/15/2031	45,000	38,946
Thermo Fisher Scientific, Inc.
4.80%, 11/21/2027	105,000	106,801
2.00%, 10/15/2031(b)	130,000	114,726
		674,600
Machinery-2.54%
AGCO Corp., 5.80%, 03/21/2034	100,000	103,019
Caterpillar, Inc.
2.60%, 04/09/2030	175,000	164,517
5.20%, 05/15/2035	150,000	153,772
CNH Industrial N.V., 3.85%, 11/15/2027	180,000	179,241
Cummins, Inc.
1.50%, 09/01/2030	105,000	92,650
5.30%, 05/09/2035	90,000	92,001
Flowserve Corp., 3.50%, 10/01/2030	70,000	66,671
Fortive Corp., 3.15%, 06/15/2026	77,000	76,277
IDEX Corp.
3.00%, 05/01/2030	40,000	37,652
2.63%, 06/15/2031	50,000	45,277
Illinois Tool Works, Inc., 2.65%, 11/15/2026	219,000	216,003
Ingersoll Rand, Inc.
5.40%, 08/14/2028	30,000	31,045
5.70%, 08/14/2033	30,000	31,638
John Deere Capital Corp.
4.95%, 07/14/2028	150,000	154,162
5.10%, 04/11/2034	115,000	117,948
Nordson Corp.
4.50%, 12/15/2029	30,000	30,276
5.80%, 09/15/2033	50,000	53,131
Otis Worldwide Corp.
2.57%, 02/15/2030	70,000	65,285
5.13%, 11/19/2031	60,000	62,144
Parker-Hannifin Corp.
3.25%, 06/14/2029	72,000	69,842
4.20%, 11/21/2034	75,000	72,178
Stanley Black & Decker, Inc.
2.30%, 03/15/2030	61,000	55,623
3.00%, 05/15/2032	75,000	67,256
Wabtec Corp.
3.45%, 11/15/2026	45,000	44,577
5.61%, 03/11/2034	45,000	46,734
Xylem, Inc.
3.25%, 11/01/2026	35,000	34,621
2.25%, 01/30/2031	50,000	44,952
		2,208,492
Marine Transportation-0.06%
Kirby Corp., 4.20%, 03/01/2028	53,000	52,872
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2025
	Principal Amount	Value
Media-1.02%
Comcast Corp.
4.15%, 10/15/2028(b)	$216,000	$216,720
1.50%, 02/15/2031(b)	270,000	232,897
Fox Corp.
4.71%, 01/25/2029	80,000	80,930
6.50%, 10/13/2033	75,000	81,666
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	120,000	121,054
Omnicom Group, Inc., 2.60%, 08/01/2031	80,000	72,059
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	83,000	82,570
		887,896
Metals & Mining-1.16%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	175,000	178,350
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	170,000	175,346
Nucor Corp.
3.95%, 05/01/2028	94,000	93,895
3.13%, 04/01/2032	105,000	96,117
Reliance, Inc., 2.15%, 08/15/2030	130,000	116,592
Southern Copper Corp. (Mexico), 7.50%, 07/27/2035	185,000	214,723
Steel Dynamics, Inc.
3.45%, 04/15/2030	81,000	77,657
5.25%, 05/15/2035	60,000	60,798
		1,013,478
Multi-Utilities-1.49%
Ameren Corp.
1.95%, 03/15/2027	90,000	87,027
3.50%, 01/15/2031	75,000	71,710
CenterPoint Energy, Inc.
1.45%, 06/01/2026	75,000	73,394
2.65%, 06/01/2031	80,000	72,593
Consumers Energy Co.
4.90%, 02/15/2029	60,000	61,591
4.63%, 05/15/2033	65,000	64,559
Dominion Energy, Inc.
Series C, 3.38%, 04/01/2030	125,000	120,005
Series C, 2.25%, 08/15/2031	140,000	123,460
DTE Electric Co., Series C, 2.63%, 03/01/2031	75,000	68,853
DTE Energy Co., 5.10%, 03/01/2029	70,000	71,832
NiSource, Inc.
3.60%, 05/01/2030	55,000	53,327
5.35%, 04/01/2034	60,000	61,417
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	85,000	87,721
2.45%, 11/15/2031	115,000	102,164
Sempra, 3.40%, 02/01/2028	96,000	94,059
WEC Energy Group, Inc., 4.75%, 01/09/2026	87,000	87,061
		1,300,773
Office REITs-0.34%
Boston Properties L.P.
3.65%, 02/01/2026	60,000	59,731
3.25%, 01/30/2031	70,000	65,085
	Principal Amount	Value
Office REITs-(continued)
Cousins Properties L.P.
5.25%, 07/15/2030	$30,000	$30,814
5.88%, 10/01/2034	60,000	62,087
Kilroy Realty L.P., 3.05%, 02/15/2030	83,000	76,376
		294,093
Oil, Gas & Consumable Fuels-5.47%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029	90,000	87,461
Cheniere Energy, Inc., 5.65%, 04/15/2034	80,000	81,695
Chevron Corp., 2.24%, 05/11/2030(b)	310,000	285,958
Chevron USA, Inc., 4.98%, 04/15/2035(b)	290,000	294,941
ConocoPhillips Co.
6.95%, 04/15/2029	155,000	169,626
5.05%, 09/15/2033	160,000	163,491
Coterra Energy, Inc.
3.90%, 05/15/2027	65,000	64,595
5.60%, 03/15/2034	60,000	60,846
Devon Energy Corp., 7.88%, 09/30/2031	190,000	219,928
Diamondback Energy, Inc.
3.50%, 12/01/2029	65,000	62,680
5.40%, 04/18/2034	65,000	65,683
EOG Resources, Inc.
4.38%, 04/15/2030	120,000	120,750
3.90%, 04/01/2035	140,000	128,142
EQT Corp.
7.00%, 02/01/2030	66,000	71,827
5.75%, 02/01/2034	65,000	67,319
Expand Energy Corp., 5.70%, 01/15/2035	130,000	131,969
Exxon Mobil Corp.
3.04%, 03/01/2026	346,000	344,059
2.61%, 10/15/2030(b)	385,000	359,253
HF Sinclair Corp., 6.25%, 01/15/2035	120,000	123,542
Kinder Morgan, Inc.
4.30%, 03/01/2028	120,000	120,477
5.20%, 06/01/2033	110,000	111,314
Marathon Petroleum Corp.
5.15%, 03/01/2030	155,000	159,465
5.70%, 03/01/2035	175,000	178,810
ONEOK, Inc.
4.55%, 07/15/2028	91,000	91,680
5.05%, 11/01/2034	95,000	92,670
Ovintiv, Inc.
5.65%, 05/15/2028	80,000	82,370
7.38%, 11/01/2031	45,000	49,855
Phillips 66
3.90%, 03/15/2028	144,000	143,155
2.15%, 12/15/2030	170,000	151,457
Targa Resources Corp.
5.20%, 07/01/2027	80,000	81,373
5.50%, 02/15/2035	80,000	80,726
Valero Energy Corp.
2.15%, 09/15/2027	165,000	158,314
7.50%, 04/15/2032	126,000	145,383
Williams Cos., Inc. (The)
3.75%, 06/15/2027	105,000	104,213
2.60%, 03/15/2031	115,000	104,105
		4,759,132
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2025
	Principal Amount	Value
Passenger Airlines-0.36%
Delta Air Lines, Inc., 4.95%, 07/10/2028	$190,000	$192,455
Southwest Airlines Co., 5.13%, 06/15/2027	115,000	116,354
		308,809
Personal Care Products-0.36%
Estee Lauder Cos., Inc. (The)
2.38%, 12/01/2029	78,000	72,402
4.65%, 05/15/2033	80,000	79,518
Kenvue, Inc.
5.05%, 03/22/2028	70,000	71,791
4.90%, 03/22/2033	88,000	89,431
		313,142
Pharmaceuticals-2.59%
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	184,000	179,455
5.20%, 02/22/2034	160,000	164,331
Eli Lilly and Co.
3.38%, 03/15/2029	131,000	128,589
4.70%, 02/09/2034	150,000	150,349
Johnson & Johnson
1.30%, 09/01/2030(b)	290,000	255,794
5.00%, 03/01/2035	240,000	246,922
Merck & Co., Inc.
3.40%, 03/07/2029(b)	215,000	211,038
2.15%, 12/10/2031	215,000	189,360
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/2028	235,000	237,884
4.75%, 05/19/2033	220,000	220,522
Royalty Pharma PLC
1.20%, 09/02/2025	30,000	30,000
5.15%, 09/02/2029	50,000	51,382
2.20%, 09/02/2030	55,000	49,322
Zoetis, Inc.
2.00%, 05/15/2030	75,000	67,994
5.60%, 11/16/2032	70,000	74,089
		2,257,031
Professional Services-0.89%
Automatic Data Processing, Inc.
1.25%, 09/01/2030	115,000	100,452
4.45%, 09/09/2034	100,000	98,328
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	50,000	49,564
2.60%, 05/01/2031	50,000	45,070
Concentrix Corp.
6.60%, 08/02/2028	30,000	31,766
6.85%, 08/02/2033	30,000	31,562
Equifax, Inc.
5.10%, 12/15/2027	40,000	40,775
2.35%, 09/15/2031	50,000	44,116
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	95,000	100,205
Paychex, Inc.
5.10%, 04/15/2030	70,000	72,068
5.35%, 04/15/2032	80,000	82,790
Verisk Analytics, Inc.
4.13%, 03/15/2029	50,000	50,007
5.75%, 04/01/2033	30,000	31,721
		778,424
	Principal Amount	Value
Real Estate Management & Development-0.25%
CBRE Services, Inc.
5.50%, 04/01/2029	$80,000	$83,008
2.50%, 04/01/2031	90,000	80,946
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	50,000	55,596
		219,550
Residential REITs-1.08%
American Homes 4 Rent L.P.
4.25%, 02/15/2028	38,000	37,915
3.63%, 04/15/2032	40,000	37,236
AvalonBay Communities, Inc.
2.30%, 03/01/2030	65,000	59,872
2.05%, 01/15/2032	70,000	60,833
Camden Property Trust, 2.80%, 05/15/2030	85,000	79,771
ERP Operating L.P.
2.50%, 02/15/2030	70,000	65,246
4.65%, 09/15/2034	60,000	58,677
Essex Portfolio L.P.
3.00%, 01/15/2030	50,000	47,285
2.65%, 03/15/2032	55,000	48,648
Invitation Homes Operating Partnership L.P.
2.30%, 11/15/2028	50,000	47,212
2.00%, 08/15/2031	60,000	51,564
Mid-America Apartments L.P., 3.95%, 03/15/2029	120,000	119,299
Sun Communities Operating L.P., 2.70%, 07/15/2031	125,000	113,213
UDR, Inc.
3.20%, 01/15/2030	52,000	49,805
3.00%, 08/15/2031	65,000	59,702
		936,278
Retail REITs-0.71%
Brixmor Operating Partnership L.P.
4.05%, 07/01/2030	45,000	44,116
2.50%, 08/16/2031	40,000	35,461
Kimco Realty OP LLC
2.80%, 10/01/2026	55,000	54,151
4.60%, 02/01/2033	45,000	44,330
NNN REIT, Inc., 5.60%, 10/15/2033	65,000	67,708
Realty Income Corp.
4.13%, 10/15/2026	45,000	44,950
3.25%, 01/15/2031	65,000	61,477
Regency Centers L.P., 3.70%, 06/15/2030	90,000	87,783
Simon Property Group L.P.
2.45%, 09/13/2029	96,000	90,102
2.65%, 02/01/2032	100,000	89,207
		619,285
Semiconductors & Semiconductor Equipment-3.16%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032	100,000	97,271
Analog Devices, Inc.
3.50%, 12/05/2026	81,000	80,541
2.10%, 10/01/2031	100,000	88,423
Applied Materials, Inc.
1.75%, 06/01/2030	110,000	98,759
5.10%, 10/01/2035	90,000	92,652
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2025
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	$163,000	$162,358
Broadcom, Inc., 2.45%, 02/15/2031(c)	210,000	189,939
Intel Corp.
2.45%, 11/15/2029	217,000	200,233
5.20%, 02/10/2033(b)	245,000	246,833
KLA Corp.
4.10%, 03/15/2029	60,000	60,194
4.65%, 07/15/2032	65,000	65,616
Lam Research Corp., 1.90%, 06/15/2030	185,000	167,135
Marvell Technology, Inc.
1.65%, 04/15/2026	55,000	54,057
2.95%, 04/15/2031	45,000	41,400
Micron Technology, Inc.
4.66%, 02/15/2030	125,000	125,801
5.80%, 01/15/2035	110,000	113,753
NVIDIA Corp.
2.85%, 04/01/2030	102,000	97,508
2.00%, 06/15/2031	140,000	125,313
QUALCOMM, Inc.
3.25%, 05/20/2027	138,000	136,671
1.65%, 05/20/2032	174,000	146,439
Texas Instruments, Inc.
2.25%, 09/04/2029	146,000	136,719
4.90%, 03/14/2033	130,000	133,670
Xilinx, Inc., 2.38%, 06/01/2030	100,000	92,457
		2,753,742
Software-2.68%
Accenture Capital, Inc., 4.05%, 10/04/2029	130,000	129,879
Adobe, Inc.
2.30%, 02/01/2030	105,000	97,713
4.95%, 04/04/2034	95,000	97,335
Autodesk, Inc.
2.85%, 01/15/2030	30,000	28,330
2.40%, 12/15/2031	50,000	44,028
Cadence Design Systems, Inc.
4.30%, 09/10/2029	30,000	30,227
4.70%, 09/10/2034	40,000	39,615
Fortinet, Inc.
1.00%, 03/15/2026	51,000	50,060
2.20%, 03/15/2031	76,000	67,754
Intuit, Inc.
5.13%, 09/15/2028	70,000	72,343
5.20%, 09/15/2033	65,000	67,436
Microsoft Corp.
3.30%, 02/06/2027	348,000	345,588
3.50%, 02/12/2035(b)	360,000	338,535
Oracle Corp.
3.25%, 11/15/2027	170,000	166,779
2.88%, 03/25/2031(b)	215,000	197,205
Roper Technologies, Inc.
4.20%, 09/15/2028	50,000	50,048
1.75%, 02/15/2031	60,000	52,048
Salesforce, Inc.
3.70%, 04/11/2028	92,000	91,739
1.95%, 07/15/2031	109,000	96,575
ServiceNow, Inc., 1.40%, 09/01/2030	90,000	78,928
	Principal Amount	Value
Software-(continued)
Synopsys, Inc.
4.85%, 04/01/2030	$60,000	$61,218
5.15%, 04/01/2035	45,000	45,409
Workday, Inc.
3.50%, 04/01/2027	50,000	49,545
3.80%, 04/01/2032	35,000	33,188
		2,331,525
Specialized REITs-1.41%
American Tower Corp.
3.80%, 08/15/2029	113,000	110,775
5.55%, 07/15/2033	100,000	103,901
Crown Castle, Inc.
3.65%, 09/01/2027	106,000	104,724
2.25%, 01/15/2031	100,000	88,617
EPR Properties, 3.75%, 08/15/2029	65,000	62,460
Equinix, Inc.
3.20%, 11/18/2029	80,000	76,463
3.90%, 04/15/2032	80,000	76,196
Extra Space Storage L.P.
5.70%, 04/01/2028	45,000	46,503
2.35%, 03/15/2032	55,000	47,208
Prologis L.P.
2.25%, 04/15/2030	127,000	116,843
5.00%, 03/15/2034	100,000	101,079
Public Storage Operating Co.
1.85%, 05/01/2028	70,000	66,221
2.30%, 05/01/2031	80,000	71,880
Weyerhaeuser Co.
4.00%, 04/15/2030	80,000	78,855
7.38%, 03/15/2032	65,000	74,195
		1,225,920
Specialty Retail-2.80%
AutoNation, Inc.
4.75%, 06/01/2030	80,000	80,331
3.85%, 03/01/2032	90,000	83,839
AutoZone, Inc.
4.00%, 04/15/2030	85,000	83,905
4.75%, 08/01/2032	80,000	80,174
Best Buy Co., Inc.
4.45%, 10/01/2028	95,000	95,737
1.95%, 10/01/2030	110,000	97,751
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	95,000	99,317
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	110,000	113,917
5.40%, 04/15/2034	110,000	112,457
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	120,000	109,128
Home Depot, Inc. (The)
2.95%, 06/15/2029(b)	233,000	224,637
4.50%, 09/15/2032(b)	245,000	247,516
Leidos, Inc.
4.38%, 05/15/2030	50,000	49,770
2.30%, 02/15/2031	85,000	75,614
Lowe’s Cos., Inc.
2.50%, 04/15/2026	149,000	147,412
2.63%, 04/01/2031	165,000	150,467
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2025
	Principal Amount	Value
Specialty Retail-(continued)
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	$59,000	$58,468
4.70%, 06/15/2032	65,000	65,123
Ross Stores, Inc., 1.88%, 04/15/2031	145,000	126,136
TJX Cos., Inc. (The)
2.25%, 09/15/2026	110,000	108,160
1.60%, 05/15/2031	125,000	109,401
Tractor Supply Co., 1.75%, 11/01/2030	139,000	121,906
		2,441,166
Technology Hardware, Storage & Peripherals-1.72%
Apple, Inc.
3.25%, 02/23/2026	385,000	383,215
1.65%, 02/08/2031	440,000	388,898
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	94,000	94,006
5.00%, 10/15/2034	90,000	88,515
HP, Inc.
3.00%, 06/17/2027	125,000	122,533
4.20%, 04/15/2032	115,000	110,929
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	210,000	210,526
NetApp, Inc.
2.70%, 06/22/2030	60,000	55,316
5.70%, 03/17/2035	40,000	41,247
		1,495,185
Textiles, Apparel & Luxury Goods-0.61%
NIKE, Inc., 2.85%, 03/27/2030(b)	270,000	256,419
PVH Corp., 5.50%, 06/13/2030	90,000	91,800
Ralph Lauren Corp.
2.95%, 06/15/2030	50,000	47,225
5.00%, 06/15/2032	40,000	40,844
Tapestry, Inc.
5.10%, 03/11/2030	40,000	40,900
3.05%, 03/15/2032	60,000	53,761
		530,949
Tobacco-0.86%
Altria Group, Inc.
4.80%, 02/14/2029	165,000	167,671
2.45%, 02/04/2032(b)	210,000	182,941
Philip Morris International, Inc.
5.13%, 11/17/2027	185,000	188,995
5.75%, 11/17/2032	201,000	212,927
		752,534
Trading Companies & Distributors-0.33%
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	175,000	173,362
W.W. Grainger, Inc., 4.45%, 09/15/2034	115,000	112,593
		285,955
	Principal Amount	Value
Water Utilities-0.24%
American Water Capital Corp.
3.75%, 09/01/2028	$55,000	$54,676
4.45%, 06/01/2032	60,000	59,717
Essential Utilities, Inc.
2.70%, 04/15/2030	60,000	55,741
5.38%, 01/15/2034	40,000	40,782
		210,916
Wireless Telecommunication Services-0.39%
T-Mobile USA, Inc.
3.88%, 04/15/2030	185,000	181,244
5.05%, 07/15/2033	160,000	161,692
		342,936
Total U.S. Dollar Denominated Bonds & Notes (Cost $85,395,944)		86,233,952
	Shares
Money Market Funds-0.81%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $705,402)	705,402	705,402
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $86,101,346)		86,939,354
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.00%
Invesco Private Government Fund, 4.28%(d)(e)(f)	2,899,487	2,899,487
Invesco Private Prime Fund, 4.46%(d)(e)(f)	7,547,719	7,549,983
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,449,008)		10,449,470
TOTAL INVESTMENTS IN SECURITIES-111.86% (Cost $96,550,354)		97,388,824
OTHER ASSETS LESS LIABILITIES-(11.86)%		(10,327,213)
NET ASSETS-100.00%		$87,061,611

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $2,505,567, which represented 2.88% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$182,485	$5,691,021	$(5,168,104)	$-	$-	$705,402	$9,555
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,368,978	18,718,866	(17,188,357)	-	-	2,899,487	82,607 *
Invesco Private Prime Fund	3,566,104	41,943,080	(37,959,023)	386	(564)	7,549,983	224,291 *
Total	$5,117,567	$66,352,967	$(60,315,484)	$386	$(564)	$11,154,872	$316,453

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco National AMT-Free Municipal Bond ETF (PZA)
August 31, 2025
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.19%
Alabama-0.85%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2047	$1,140	$1,158,352
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2052	1,800	1,819,641
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2040	585	551,334
Alhambra Unified School District, Series 2016 B, RB	4.00%	10/01/2043	515	454,722
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	10	10,142
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	510	513,884
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	4.00%	07/01/2043	165	147,506
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	2,000	1,963,774
Homewood (City of), AL, Series 2024, RB	5.50%	10/01/2049	115	113,483
Huntsville (City of), AL Health Care Authority (The), Series 2020 B-1, RB, (INS - AGI)(a)	3.00%	06/01/2050	670	477,164
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2041	530	550,979
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2042	620	638,120
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2045	1,005	1,018,525
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2040	1,000	1,049,464
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	875	894,881
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2044	1,055	1,073,253
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	1,365	1,370,103
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	2,105	2,146,194
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2046	3,350	3,399,904
Madison (City of), AL Water & Wastewater Board, Series 2020, Ref. RB	3.00%	12/01/2050	45	30,501
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2021 A, Ref. RB	4.00%	02/01/2046	1,750	1,427,575
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016 A, RB	4.00%	02/01/2046	25	21,017
Mobile County Board of School Commissioners, Series 2022 B, RB, (INS - BAM)(a)	4.25%	03/01/2052	40	35,472
Montgomery (City of), AL, Series 2023, RB	5.00%	09/01/2048	1,000	1,014,662
Pike Road (Town of), AL, Series 2023, GO Bonds	5.00%	03/01/2048	30	30,270
Pike Road (Town of), AL, Series 2023, GO Wts.	5.00%	03/01/2052	1,195	1,199,609
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	435	395,426
UAB Medicine Finance Authority (University of Alabama Birmingham Hospital), Series 2017 B-2, Ref. RB	4.00%	09/01/2047	95	81,766
University of Alabama (The), Series 2012 A, Ref. RB	3.50%	07/01/2042	1,050	886,728
University of Alabama (The), Series 2024 B, RB	4.00%	07/01/2054	15	12,688
University of South Alabama, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.25%	04/01/2054	1,015	1,034,970
				25,522,109
Alaska-0.02%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.), Series 2019, RB	4.00%	10/01/2049	500	408,491
Alaska (State of) Industrial Development & Export Authority (Tanana Chiefs Conferene), Series 2019, RB	4.00%	10/01/2044	30	25,889
Anchorage (Municipality of), AK, Series 2022 A, Ref. RB	4.00%	11/01/2052	275	235,470
				669,850
Arizona-1.16%
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2024, RB	5.00%	11/01/2049	65	62,015
Arizona (State of) Industrial Development Authority (KIPP NYC Public Charter Schools-Jerome Facility ) (Social Bonds), Series 2021 B, RB	4.00%	07/01/2051	575	465,836
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020 A, RB	3.00%	02/01/2045	1,010	728,285
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020 A, RB	4.00%	02/01/2050	1,000	821,920
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2020 A, RB	4.00%	11/01/2050	2,480	1,989,692
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2023, RB	5.25%	11/01/2048	$520	$514,798
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2041	20	19,208
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2047	1,250	1,133,716
Goodyear (City of), AZ, Series 2020, RB, (INS - AGI)(a)	3.00%	07/01/2049	15	10,608
Lake Havasu (Ciity of), AZ, Series 2015 B, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2045	100	86,802
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	4.00%	01/01/2041	1,000	902,629
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 A, RB	4.00%	01/01/2044	235	208,045
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 E, RB	3.00%	01/01/2049	1,000	697,539
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	4.00%	01/01/2045	265	232,355
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	3.00%	01/01/2049	1,060	739,392
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series R-2017D, RB	4.00%	01/01/2048	15	12,737
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	3.00%	09/01/2051	2,250	1,477,636
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	4.00%	09/01/2051	2,625	2,100,285
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2042	20	20,055
Maricopa (County of), AZ Pollution Control Corp. (EL PASO Electric Company Palo Verde), Series 2012, Ref. RB	4.50%	08/01/2042	45	42,160
Mesa (City of), AZ, Series 2019 A, RB	5.00%	07/01/2043	30	30,390
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	972,227
Phoenix Civic Improvement Corp., Series 2019 A, RB	4.00%	07/01/2045	60	53,231
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	3,000	3,003,922
Phoenix Civic Improvement Corp., Series 2019 A, RB	3.00%	07/01/2049	20	13,875
Phoenix Civic Improvement Corp., Series 2019, RB	4.00%	07/01/2044	200	182,823
Phoenix Civic Improvement Corp., Series 2019, RB	4.00%	07/01/2049	20	17,484
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	2,250	2,249,836
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	70	71,288
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2040	30	31,080
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2044	1,000	1,018,406
Pima (County of), AZ Industrial Development Authority (The) (Tucson Medical Center), Series 2021, Ref. RB	4.00%	04/01/2046	45	38,722
Queen Creek (Town of ), AZ, Series 2024, RB	5.00%	08/01/2054	220	221,731
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	125	127,720
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2043	20	20,744
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2047	1,650	1,685,070
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2050	1,010	1,027,425
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2043	1,040	1,084,559
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2044	1,000	1,037,674
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2048	2,650	2,715,655
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.25%	01/01/2053	2,990	3,098,313
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2042	65	68,771
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2049	1,005	1,030,551
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2054	80	81,492
Salt River Project Agricultural Improvement & Power District, Series 2024 B, RB	5.00%	05/01/2042	40	42,131
University of Arizona (The) (Stimulus Plan for Economic and Educational Development), Series 2020, Ref. RB	4.00%	08/01/2044	2,550	2,294,714
University of Arizona Board of Regents, Series 2017 B, Ref. RB	5.00%	07/01/2042	75	75,597
University of Arizona Board of Regents (Green Bonds), Series 2023 A, RB	5.50%	07/01/2048	5	5,242
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2049	75	76,073
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2054	$100	$100,642
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB, (INS - AGI)(a)	4.00%	08/01/2054	215	180,041
				34,923,142
Arkansas-0.14%
Arkansas (State of) Development Finance Authority (Arkansas Division of Emergency Management), Series 2020, RB	4.00%	06/01/2045	50	44,222
Arkansas (State of) Development Finance Authority (Baptist Memorial Health), Series 2019, RB	3.20%	12/01/2049	90	62,402
Arkansas (State of) Development Finance Authority (Baptist Memorial Health), Series 2020, Ref. RB	5.00%	09/01/2044	65	62,371
Arkansas Development Finance Authority (Baptist Health), Series 2019, RB	5.00%	12/01/2047	5	4,895
Bentonville School District No. 6, Series 2018 B, Ref. GO Bonds	4.00%	06/01/2047	5	4,341
Fayetteville School District No. 1, Series 2020, Ref. GO Bonds	2.75%	06/01/2046	100	67,312
Fayetteville School District No. 1, Series 2024, GO Bonds	4.00%	02/01/2046	20	18,201
Fayetteville School District No. 1, Series 2024, GO Bonds	4.00%	02/01/2050	500	436,554
Pulaski (County of), AR, Series 2023, RB	5.25%	03/01/2053	200	203,242
Springdale (City of), AR, Series 2023 B, RB, (INS - BAM)(a)	4.13%	08/01/2047	25	22,520
Springdale (City of), AR, Series 2023 B, RB, (INS - BAM)(a)	4.25%	08/01/2053	5	4,410
Springdale School District No. 50, Series 2022 B, Ref. GO Bonds	3.00%	06/01/2047	45	33,064
Springdale School District No. 50, Series 2022 B, Ref. GO Bonds	3.00%	06/01/2051	245	172,236
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	2,945	2,974,966
				4,110,736
California-15.51%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGI)(a)	5.00%	10/01/2052	650	655,066
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	85	87,004
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2052	500	436,815
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	230	235,458
Anaheim (City of), CA (Election of 2016), Series 2023 B, GO Bonds, (INS - BAM)(a)	4.25%	08/01/2053	150	137,410
Antelope Valley Healthcare District, Series 2016 A, Ref. RB	5.00%	03/01/2041	1,000	928,210
Antioch Unified School District (Election of 2024), Series 2024 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	10	8,679
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2048	20	20,794
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2041	40	42,236
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2042	55	57,634
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	640	666,984
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	2,150	1,839,600
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,650	2,482,943
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2047	1,075	949,927
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2049	60	52,396
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB	3.00%	04/01/2054	465	319,771
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	2,000	2,045,569
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB(b)(c)	5.00%	09/19/2025	1,000	1,031,142
Beverly Hills Unified School District, Series 2019 A, GO Bonds	3.00%	08/01/2044	235	182,018
Brentwood Union School District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2052	255	263,676
Burbank-Glendale-Pasadena Airport Authority, Series 2024 A, RB, (INS - AGI)(a)	4.00%	07/01/2054	675	583,611
Calexico (City of), CA, Series 2022, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2052	90	61,397
California (State of), Series 2013, GO Bonds	4.00%	02/01/2043	15	14,139
California (State of), Series 2013, GO Bonds	4.00%	04/01/2043	15	13,975
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	215	196,727
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	70	63,538
California (State of), Series 2015, GO Bonds	4.00%	08/01/2045	185	167,745
California (State of), Series 2016, GO Bonds	4.00%	09/01/2045	195	176,784
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	25	25,220
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	125	92,006
California (State of), Series 2016, GO Bonds	4.00%	09/01/2046	255	228,970
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	3,000	3,017,112
California (State of), Series 2017, GO Bonds	5.00%	08/01/2046	10	10,052
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2017, GO Bonds	4.00%	11/01/2047	$5	$4,461
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	10	10,110
California (State of), Series 2018, GO Bonds	3.63%	10/01/2047	580	471,648
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	3,400	3,408,756
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	235	215,074
California (State of), Series 2019, GO Bonds	3.25%	04/01/2045	375	296,941
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	2,000	2,038,652
California (State of), Series 2019, GO Bonds	4.00%	04/01/2049	135	119,444
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,013,687
California (State of), Series 2019, GO Bonds	3.00%	10/01/2049	70	50,398
California (State of), Series 2020, GO Bonds	3.00%	11/01/2041	40	32,442
California (State of), Series 2020, GO Bonds	4.00%	11/01/2041	80	74,981
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	1,100	996,785
California (State of), Series 2020, GO Bonds	3.00%	03/01/2046	50	37,489
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,000	906,046
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,000	906,046
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	10	7,152
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	15	10,728
California (State of), Series 2020, GO Bonds	4.00%	03/01/2050	40	35,482
California (State of), Series 2020, GO Bonds	3.00%	11/01/2050	40	28,489
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	75	65,767
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	15	11,803
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	30	30,992
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	30	19,232
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	50	35,959
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	2,095	2,200,723
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	1,165	1,136,072
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	4,610	4,828,071
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	35	35,950
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	1,445	1,022,520
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	25	23,844
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	95	96,610
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,790	1,874,684
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	1,010	969,026
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	395	414,722
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	1,465	1,538,638
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,030	1,071,489
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	1,050	1,110,466
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	1,355	1,200,482
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	2,400	2,501,995
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	1,210	1,153,049
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	175	185,403
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	5,500	5,210,104
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	7,100	7,463,756
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	555	595,313
California (State of), Series 2024, GO Bonds	5.00%	09/01/2043	975	1,029,691
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	1,030	1,104,033
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	2,045	2,147,267
California (State of), Series 2024, GO Bonds	4.00%	09/01/2047	110	100,224
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	2,045	2,123,110
California (State of), Series 2024, GO Bonds	4.00%	08/01/2049	1,000	903,429
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	1,025	1,057,307
California (State of), Series 2024, GO Bonds	4.00%	08/01/2054	1,000	871,516
California (State of), Series 2024, Ref. GO Bonds	4.00%	09/01/2043	10	9,373
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2043	1,495	1,578,859
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2044	1,000	1,051,991
California (State of), Series 2025, GO Bonds	5.00%	03/01/2044	30	31,644
California (State of), Series 2025, GO Bonds	5.00%	03/01/2049	2,000	2,079,726
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2048	$35	$35,409
California (State of) Educational Facilities Authority, Series 2013 U-4, RB	5.00%	06/01/2043	25	27,260
California (State of) Educational Facilities Authority, Series 2025 A, RB	5.00%	10/01/2055	2,300	2,349,256
California (State of) Educational Facilities Authority (Chapman University), Series 2017 B, RB	4.00%	04/01/2047	50	44,252
California (State of) Educational Facilities Authority (Stanford University), Series 2016 U-7, RB	5.00%	06/01/2046	1,600	1,703,532
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,000	4,223,041
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	1,100	1,156,113
California (State of) Educational Facilities Authority (University of Redlands), Series 2022 A, RB	5.00%	10/01/2052	600	565,394
California (State of) Enterprise Development Authority (Castilleja School Foundation), Series 2024, RB	4.00%	06/01/2054	1,015	857,012
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	580	601,305
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	905	932,854
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.50%	11/01/2059	1,250	1,309,455
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	705	573,521
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	25	25,482
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	215	148,389
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	3,490	3,079,752
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2021, Ref. RB	2.13%	11/01/2041	2,000	1,344,357
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2054	750	762,102
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	4.00%	11/15/2045	1,385	1,190,810
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2044	200	178,532
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	15	15,309
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,010	2,912,259
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	1,000	1,006,095
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.13%	02/01/2047	50	44,812
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	2,850	2,539,452
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	2,000	2,060,185
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	800	787,519
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022, Ref. RB	4.00%	05/15/2051	15	12,646
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	525	459,259
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	3,885	3,212,834
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	1,780	1,245,336
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	420	356,294
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	815	646,704
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	4.25%	08/15/2052	25	22,454
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	1,000	966,161
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	$4,370	$3,794,528
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	400	368,095
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	1,185	1,186,108
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	790	666,772
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	500	454,887
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	570	513,661
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024 A, RB	5.25%	07/01/2054	1,000	973,926
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024, RB	5.25%	07/01/2049	1,000	982,574
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	1,005	1,013,303
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	595	595,191
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2043	1,005	1,030,709
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2042	690	673,466
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2047	180	165,291
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2046	175	152,507
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	300	311,757
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	75	77,439
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,215	1,057,981
California (State of) Infrastructure & Economic Development Bank (Social Bonds), Series 2024, RB	5.00%	11/01/2049	495	478,788
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	500	508,939
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	105	105,869
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2052	20	20,075
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	4.50%	05/15/2055	1,000	945,617
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	100	98,401
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2048	90	85,370
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB, (INS - BAM)(a)	4.00%	05/15/2048	190	158,808
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	3.00%	02/01/2046	440	308,046
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	4.00%	02/01/2051	130	105,942
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	4,035	3,597,947
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,715	1,716,088
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,500	2,461,354
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	25	24,197
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	4.00%	07/01/2047	65	53,789
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	125	110,823
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	$50	$33,977
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	400	403,721
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018, RB	5.00%	06/01/2043	110	111,586
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGI)(a)	5.25%	11/01/2052	2,000	2,004,845
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2049	15	15,272
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(d)	5.00%	11/21/2045	1,000	990,828
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	250	256,445
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	2,140	1,880,635
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	365	323,191
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	1,000	1,000,994
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	935	839,169
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	2,395	2,438,589
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2042	160	169,138
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	770	808,988
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2044	230	240,411
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	1,000	1,039,598
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	1,670	1,709,714
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2044	20	20,396
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	765	687,423
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	80	65,726
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging), Series 2021, Ref. RB	3.00%	04/01/2051	20	13,123
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	140	123,540
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	2,780	1,856,761
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	1,100	1,040,530
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	2.50%	04/01/2051	190	111,745
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	170	149,695
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco), Series 2016, RB, (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	60	53,929
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	335	300,058
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	75	64,987
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	500	412,021
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.00%	12/01/2049	55	55,134
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	1,030	1,052,462
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	30	24,818
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	280	264,533
California (State of) Statewide Communities Development Authority (Redlands Community Hospital), Series 2016, Ref. RB	5.00%	10/01/2046	25	24,588
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB	5.00%	05/15/2040	30	30,021
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2015 A, Ref. RB	4.00%	11/01/2043	$65	$59,038
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	855	860,737
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	535	478,115
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	2,180	2,198,201
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	2,335	2,342,678
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	95	96,498
California State University, Series 2019 A, RB	5.00%	11/01/2044	45	45,704
California State University, Series 2020 C, RB	4.00%	11/01/2045	80	71,935
California State University, Series 2023 A, RB	5.25%	11/01/2048	275	287,699
California State University, Series 2023 A, RB	5.25%	11/01/2053	390	404,952
California State University, Series 2024 A, GO Bonds	4.00%	11/01/2049	10	8,821
California State University, Series 2024 A, RB	5.50%	11/01/2045	300	326,075
California State University, Series 2024 A, RB	5.50%	11/01/2046	125	135,214
California State University, Series 2024 A, RB	5.50%	11/01/2049	10	10,720
California State University, Series 2024 A, RB	4.00%	11/01/2055	205	175,999
California State University, Series 2024 A, RB	5.50%	11/01/2055	1,100	1,173,280
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2044	5	5,289
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2050	5	5,243
California State University, Series 2025 A, Ref. RB	4.63%	11/01/2056	750	726,496
Carlsbad Unified School District (Election of 2018), Series 2025 C, GO Bonds	4.00%	08/01/2050	500	438,352
Centinela Valley Union High School District, Series 2016 B, Ref. GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	240	207,155
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.25%	08/01/2048	1,020	1,062,485
Chaffey Joint Union High School District, Series 2019 D, GO Bonds	4.00%	08/01/2049	1,940	1,701,116
Chaffey Joint Union High School District (Election of 2012), Series 2017, C GO Bonds	5.25%	08/01/2047	495	500,769
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	4.00%	08/01/2052	25	21,586
Chaffey Joint Union High School District (Election of 2012), Series 2024 H, GO Bonds	4.00%	08/01/2054	250	214,005
Chico Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.50%	08/01/2049	25	24,042
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	500	450,585
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	5,500	4,147,366
Chula Vista Elementary School District School Facilities District No. 1, Series 2017, C GO Bonds	4.00%	08/01/2041	480	446,419
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	1,225	1,261,354
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	70	71,069
Clovis Unified School District (Election of 2020), Series 2024 C, GO Bonds	4.00%	08/01/2048	1,020	897,437
Coachella Valley Unified School District (Election of 2005), Series 2016 E, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	285	258,965
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds	4.00%	08/01/2042	500	464,139
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	705	622,487
Corona-Norco Unified School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	55	50,578
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	305	267,004
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	245	212,575
Desert Community College District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2051	820	712,814
Desert Sands Unified School District (Election Of 2014), Series 2019, GO Bonds	4.00%	08/01/2044	500	459,167
Desert Sands Unified School District (Election Of 2014), Series 2025, GO Bonds	4.00%	08/01/2050	255	222,814
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2048	650	584,383
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2052	1,120	979,580
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2044	230	235,955
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2049	600	620,830
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	1,100	1,131,447
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2050	1,000	1,039,595
El Camino Community College District Fountation (The) (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2048	15	15,184
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	1,540	1,694,568
Elk Grove Unified School District (Election of 1998), Series 2023, RB, (INS - AGI)(a)	4.00%	12/01/2042	370	342,687
Elk Grove Unified School District (Election of 2016), Series 2019, GO Bonds	4.00%	08/01/2048	40	35,880
Escondido Union School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	30	26,784
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGI)(a)	4.00%	10/01/2044	2,380	2,178,201
Folsom Cordova Unified School District (Election of 2014), Series 2018 C, GO Bonds	4.00%	10/01/2043	815	743,678
Fontana Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2050	350	366,996
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, RB	4.00%	01/15/2046	908	825,693
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2046	$890	$809,325
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	1,030	967,401
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,200	2,693,952
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	90	82,547
Fresno Unified School District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2041	85	78,617
Fresno Unified School District, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2046	760	663,674
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	415	351,735
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	125	104,998
Fullerton Joint Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2054	425	364,723
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	5.00%	04/01/2049	35	35,339
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	4.00%	04/01/2054	1,000	861,537
Glendale (City of), CA, Second Series 2024, RB	5.00%	02/01/2054	530	533,980
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	25	17,823
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	360	312,710
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	4.00%	08/01/2042	60	55,458
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	130	94,461
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	500	450,705
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	50	45,860
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2042	90	82,009
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	5	5,060
Hayward Unified School District, Series 2019, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	2,495	2,259,780
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	50	44,952
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	195	170,854
Hayward Unified School District (Election of 2018), Series 2019 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2048	615	546,400
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	50	43,517
Imperial (County of), CA Community college District (Election of 2022), Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	265	270,542
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	195	196,719
Imperial Irrigation District, Series 2017, Ref. RB	4.00%	11/01/2041	25	23,663
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	5.25%	05/01/2048	2,200	2,208,277
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	4.25%	05/01/2053	1,360	1,200,342
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	1,115	1,148,101
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	1,615	1,363,692
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	200	201,314
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	3,500	3,277,761
Livermore Valley Joint Unified School District (Measure J), Series 2016, GO Bonds	3.00%	08/01/2046	200	146,882
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	3,200	2,804,633
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	200	172,786
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	75	57,112
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	95	95,450
Long Beach (City of), CA, Series 2018 A, RB	5.00%	06/01/2048	25	25,250
Long Beach (City of), CA, Series 2019 A, RB	5.00%	05/15/2044	1,030	1,056,743
Long Beach (City of), CA, Series 2019 A, RB	5.00%	05/15/2049	120	121,801
Long Beach (City of), CA, Series 2025 A, RB	5.00%	06/01/2055	1,000	1,019,257
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2048	2,015	2,078,156
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2051	1,100	1,146,065
Long Beach (City of), CA Bond Finance Authority, Series 2023, RB	4.00%	08/01/2053	75	64,586
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	425	372,055
Long Beach Unified School District (Election of 2008), Series 2019 F, GO Bonds	3.00%	08/01/2047	230	163,969
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,295	892,203
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2053	140	120,818
Los Angeles (City of), CA, Series 2025 A, RB	5.25%	06/01/2050	750	782,918
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2044	20	21,102
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2045	10	10,487
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2042	65	69,443
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,500	1,517,890
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	$75	$76,946
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	5,000	4,307,404
Los Angeles (City of), CA Department of Airports, Series 2017 B, RB	5.00%	05/15/2042	1,005	1,015,054
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	4.00%	05/15/2048	35	31,352
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	30	30,404
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	1,000	1,024,864
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	70	71,122
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	4,015	3,596,568
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2041	80	79,908
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,100	1,079,579
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	140	140,080
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	1,500	1,490,450
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	25	25,074
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	4.00%	07/01/2047	50	43,667
Los Angeles (City of), CA Department of Water & Power, Series 2017 C, RB	5.00%	07/01/2042	85	85,068
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	595	594,991
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	145	144,685
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	80	80,406
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	2,380	2,379,427
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	40	39,449
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	125	127,115
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	65	65,042
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2045	715	717,096
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	1,300	1,299,358
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2041	335	342,937
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	1,000	1,001,983
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	295	296,270
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	5	4,996
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	120	122,030
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2042	60	61,390
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	4,000	4,008,596
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	2,120	2,120,105
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	95	97,323
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2043	65	66,274
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	4.00%	07/01/2049	250	215,349
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	20	20,680
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	255	262,309
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	55	56,847
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	65	66,697
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	50	51,046
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	10	10,174
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	35	35,102
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,080	1,080,681
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	295	300,118
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	145	149,984
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	45	46,170
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	10	10,208
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	30	30,046
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	500	498,578
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	330	336,022
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2042	35	35,958
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2044	255	259,654
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2043	115	117,647
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2045	50	50,747
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.25%	07/01/2054	$80	$81,468
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.25%	07/01/2044	100	104,406
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	10	10,121
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	90	91,311
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	180	184,295
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	230	215,016
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	1,400	1,400,792
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	50	50,796
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2049	20	20,429
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2049	1,000	1,062,445
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	4.00%	12/01/2053	45	37,500
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2053	30	31,113
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB(e)	5.00%	12/01/2047	250	256,672
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	425	383,085
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	40	40,569
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2021 F, RB	4.00%	12/01/2046	140	121,751
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital) (Green Bonds), Series 2016 A, Ref. RB	4.00%	10/01/2042	725	661,643
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2049	450	466,896
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	90	91,890
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	2,680	2,708,064
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	250	220,089
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,410	1,289,231
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	15	11,170
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	1,630	1,490,388
Los Angeles Unified School District (Election of 2005), Series 2018 M, GO Bonds	5.25%	07/01/2042	25	25,520
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	4.00%	07/01/2040	20	19,435
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	385	393,006
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	1,075	1,120,852
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2042	245	264,522
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	1,325	1,383,480
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2041	830	886,211
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	80	84,122
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2042	550	586,714
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2043	885	935,081
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2044	235	246,021
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2045	840	874,948
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	4.00%	07/01/2049	65	56,819
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.25%	07/01/2049	75	78,370
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	4,055	3,618,925
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	2,635	2,418,605
Manteca Unified School District (Election of 2020), Series 2025 C, GO Bonds	5.25%	08/01/2050	1,000	1,061,632
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	2,635	2,283,621
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	1,230	1,258,655
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	1,060	1,079,121
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	80	82,646
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	290	301,195
Metropolitan Water District of Southern California, Series 2024 C, Ref. RB	5.00%	04/01/2049	55	57,256
Mill Valley School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2054	190	166,429
Modesto High School District (Election of 2022), Series 2022 A, GO Bonds	4.00%	08/01/2052	15	13,061
Modesto Irrigation District, Series 2023 A, RB	5.25%	10/01/2048	160	167,636
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	355	317,494
Monterey Peninsula Community College District (Election of 2020), Series 2024 B, GO Bonds	4.00%	08/01/2051	1,000	870,216
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	$985	$702,642
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,010	1,814,746
Mount San Antonio Community College District (Election of 2018), Series 2024 D, GO Bonds	4.00%	08/01/2046	100	90,515
Mountain View Whisman School District (Santa Clara County, California) (Election of 2020), Series 2022 B, GO Bonds	4.25%	09/01/2045	3,250	3,131,243
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	1,565	1,379,087
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	55	56,568
Mt. San Antonio Community College District (Election of 2018), Series 2024 D, GO Bonds	4.00%	08/01/2049	90	79,309
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	425	390,832
Napa Valley Unified School District (Election of 2016), Series 2016 A, GO Bonds	3.50%	08/01/2041	415	355,635
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2044	3,000	2,750,846
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	3,885	3,429,136
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2042	245	223,024
New Haven Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	750	767,458
New Haven Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.50%	08/01/2054	195	186,501
North Orange County Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	2,500	2,254,170
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	3,500	3,601,728
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2048	500	520,225
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	425	390,998
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2041	20	18,498
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGI)(a)	4.00%	05/15/2051	250	219,074
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.00%	11/01/2050	700	710,379
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2045	3,000	3,007,734
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	100	101,185
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	665	591,810
Palo Alto Unified School District, Series 2022, GO Bonds	3.25%	08/01/2042	1,000	838,804
Palomar Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2045	100	90,953
Palomar Community College District (Election of 2016), Series 2024 B, GO Bonds	4.00%	08/01/2049	200	178,653
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	4.00%	08/01/2052	355	309,920
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	1,230	1,251,006
Peralta Community College District, Series 2022 B, GO Bonds	5.50%	08/01/2052	255	267,406
Peralta Community College District (Election of 2018), Series 2025 C-1, GO Bonds	5.00%	08/01/2050	75	77,165
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2048	3,000	2,681,831
Perris Union High School District (Election of 2012), Series 2021 C, GO Bonds	3.00%	09/01/2045	15	11,138
Redlands Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	07/01/2054	500	507,836
Redondo Beach Unified School District (Election of 2024), Series 2025, GO Bonds	4.63%	08/01/2055	275	268,673
Redwood City School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2052	205	210,000
Redwoods Community College District (Election of 2024), Series 2025, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2054	250	260,412
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	105	105,488
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	3.00%	05/15/2042	345	270,825
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2044	10	9,096
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,010	1,046,864
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	1,015	1,044,392
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	1,040	961,897
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	5,000	5,035,600
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2053	30	25,464
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	110	84,488
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	500	514,836
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	500	522,786
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2042	250	258,944
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	1,965	2,019,790
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	385	330,008
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	350	240,124
Riverside County Transportation Commission, Series 2021, Ref. RB	4.00%	06/01/2047	130	110,298
Roseville Joint Union High School District (Election of 2007), Series 2025, GO Bonds	4.63%	08/01/2053	250	243,729
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	1,170	1,187,780
Sacramento (City of), CA (Convention Centre Ballroom), Series 2019, RB	3.00%	06/01/2050	430	293,863
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	$2,500	$2,508,109
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	4.00%	08/15/2045	345	313,280
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	1,095	1,127,172
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	2,300	2,353,167
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	410	422,217
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	1,010	1,034,309
Sacramento (City of), CA Unified School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	630	546,164
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2021 G, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	175	154,770
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2049	75	77,948
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2054	35	35,423
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2054	20	20,685
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	20	20,556
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	2,400	2,439,325
Sacramento Metropolitan Fire District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2055	145	126,470
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2045	180	162,960
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	250	223,659
San Bernardino City Unified School District, Series 2020 F, GO Bonds, (INS - AGI)(a)	3.00%	08/01/2044	55	41,612
San Bernardino Community College District (Election of 2008), Series 2023 E, GO Bonds	4.13%	08/01/2049	265	238,253
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	4.13%	08/01/2049	450	404,581
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	275	278,497
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2048	1,000	1,023,646
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2053	410	415,461
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	75	76,117
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	40	40,637
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	20	18,219
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	300	307,392
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	640	649,496
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	10/15/2048	520	469,110
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	08/01/2052	65	56,867
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2049	20	20,625
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	1,000	1,025,508
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	1,130	1,150,055
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	415	363,947
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2023 A, RB	5.25%	10/15/2052	1,150	1,185,760
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	410	418,405
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2054	10	10,161
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	15	15,161
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	5	5,026
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	5	5,000
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	215	193,922
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	460	469,152
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2051	20	17,547
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	20	20,193
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	1,130	970,659
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	1,395	1,404,724
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	410	412,635
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	5,635	5,659,433
San Diego (County of), CA Regional Transportation Commission, Series 2020 A, RB	3.00%	08/01/2049	150	108,341
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	20	20,588
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2042	55	59,277
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	10	10,678
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2044	$380	$402,803
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2045	155	163,556
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2055	1,485	1,528,235
San Diego Unified School District, Series 2020 M-2, GO Bonds	3.00%	07/01/2050	320	226,789
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	3.13%	07/01/2042	495	404,777
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	3,825	3,393,810
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	7,445	6,544,027
San Diego Unified School District (Election of 2018), Series 2019 B, GO Bonds	3.25%	07/01/2048	25	19,090
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	45	47,570
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	1,400	1,445,206
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	295	259,420
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024 B-3, GO Bonds	4.00%	07/01/2054	1,000	864,816
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2049	200	205,739
San Dieguito Union High School District (Election of 2012), Series 2016 C-2, GO Bonds	3.00%	02/01/2041	25	19,882
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2052	30	30,358
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	3,220	3,338,415
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	25	25,010
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	35	35,145
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	35	35,172
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	750	778,925
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	10	10,189
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025 B, RB	5.00%	05/01/2053	2,000	2,036,925
San Francisco (City & County of), CA Public Utilities Commission, Series 2013 B, RB	4.00%	10/01/2042	420	391,971
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	11/01/2053	10	10,144
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	615	565,330
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 B, Ref. RB	5.00%	10/01/2043	50	50,762
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	5	5,155
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	170	173,784
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2049	230	199,296
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	920	788,297
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2051	1,000	851,427
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	4.00%	11/01/2040	1,000	975,685
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2041	50	47,461
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	145	148,718
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	1,885	1,919,436
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	710	491,732
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	100	85,665
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	50	52,170
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	75	77,725
San Francisco (City & County of), CA Public Utilities Commission (Regional Water), Series 2020 B, RB	5.00%	11/01/2050	55	55,105
San Francisco (City of), CA (Green Bonds), Series 2020 A, RB	4.00%	11/01/2050	10	8,566
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	285	254,241
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2051	300	259,672
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	3.00%	07/01/2044	$285	$217,609
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	2,015	2,030,335
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2041	3,000	2,488,565
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	65	57,810
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 B-1, GO Bonds	3.00%	08/01/2049	500	359,126
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	395	358,399
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	705	643,541
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.25%	06/15/2049	1,020	1,065,529
San Joaquin (County of), CA Transportation Authority (Measure K), Series 2017, Ref. RB	4.00%	03/01/2041	1,400	1,326,943
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	1,700	1,454,908
San Joaquin Hills Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2044	1,000	891,605
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,050	1,056,161
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	1,250	1,251,640
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2045	10	10,193
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	1,145	1,180,182
San Jose Evergreen Community College District (Election of 2016), Series 2023 C, GO Bonds	4.00%	09/01/2045	135	126,333
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	230	221,758
San Juan Unified School District (Election of 2016), Series 2022, GO Bonds	4.00%	08/01/2046	25	21,967
San Juan Unified School District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2049	140	121,481
San Luis Coastal Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2053	90	80,404
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	215	202,145
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	15	13,796
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	255	259,979
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2021 A-1, RB	3.00%	06/15/2046	1,500	1,111,245
San Mateo (County of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	4.00%	07/15/2052	25	21,863
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	20	20,334
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2048	250	224,767
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	365	350,122
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	100	90,141
San Rafael City High School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2053	1,700	1,459,748
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	160	120,327
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2049	50	36,849
Santa Clara Unified School District (Election of 2014), Series 2017, GO Bonds	3.50%	07/01/2042	940	813,773
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	3.25%	07/01/2044	1,050	844,055
Santa Clarita Community College District, Series 2019, GO Bonds	3.00%	08/01/2049	50	35,421
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	1,005	1,045,378
Santa Cruz City High School District (Election of 2022), Series 2024 A, GO Bonds	4.00%	08/01/2054	520	450,205
Santa Monica Community College District, Series 2022 B, GO Bonds	4.00%	08/01/2045	1,095	1,013,047
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	10	10,190
Santa Monica-Malibu Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2054	500	512,141
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	30	30,368
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	4,000	3,542,108
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds	4.00%	08/01/2046	155	140,299
South San Francisco Unified School District, Series 2023, GO Bonds	4.00%	09/01/2052	90	77,896
South San Francisco Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	09/01/2048	75	66,392
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	1,150	1,150,282
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2053	500	498,578
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2044	25	25,605
Southwestern Community College District, Series 2021 D, GO Bonds	4.00%	08/01/2046	95	86,397
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	595	536,338
Southwestern Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	100	104,476
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2045	$370	$338,859
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2050	260	229,046
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	1,180	1,098,479
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	2,000	1,926,428
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	6,500	6,517,224
University of California, Series 2017 AV, RB	5.25%	05/15/2042	850	862,369
University of California, Series 2017 AV, RB	4.00%	05/15/2045	10	9,030
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,300	1,318,994
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2041	60	62,197
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2042	25	25,758
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	500	512,844
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	1,190	1,044,560
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	105	90,497
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	230	204,733
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	1,100	942,100
University of California, Series 2022 BK, RB	5.00%	05/15/2052	4,680	4,733,364
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	560	592,820
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	505	530,308
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	615	642,199
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	15	15,974
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	205	216,382
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2043	200	209,796
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	335	349,593
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2041	10	10,650
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	75	79,164
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	285	297,415
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2054	2,110	2,153,214
University of California, Series 2024, Ref. RB	5.00%	05/15/2043	25	26,225
University of California, Series 2025 CC, RB	5.00%	05/15/2044	230	240,947
University of California, Series 2025 CC, RB	5.00%	05/15/2047	595	614,929
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	1,100	983,739
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	395	398,887
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	705	622,756
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	25	25,116
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	1,605	1,627,633
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2048	205	177,833
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	200	200,210
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	700	700,124
University of California (Limited), Series 2018 O, Ref. RB	5.50%	05/15/2058	750	760,446
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	550	561,559
University of California (Limited), Series 2021 Q, Ref. RB	3.00%	05/15/2051	330	231,657
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,275	1,082,916
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	4.00%	01/01/2042	50	43,449
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	70	68,664
Upper Santa Clara Valley Joint Powers Authority, Series 2020 A, Ref. RB	4.00%	08/01/2050	200	176,064
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	620	560,444
Victor Valley Community College District (Election of 2008), Series 2020 D, GO Bonds	4.00%	08/01/2050	890	760,395
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	515	536,311
Washington Township Health Care District, Series 2015 B, GO Bonds	4.00%	08/01/2045	25	22,231
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2048	110	115,939
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.50%	08/01/2053	465	489,085
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds, (INS - AGI)(a)	4.50%	08/01/2053	510	479,292
West Contra Costa Unified School District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2054	185	157,799
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2049	1,030	1,045,644
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2054	1,000	853,129
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2054	$1,000	$1,011,533
West Valley-Mission Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2044	25	23,505
West Valley-Mission Community College District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2040	345	341,920
				466,903,524
Colorado-2.15%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	1,105	1,107,159
Adams & Weld Counties School District No. 27J Brighton, Series 2022, GO Bonds	4.00%	12/01/2046	25	21,951
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2047	110	112,544
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2048	60	61,220
Adams (County of), CO , Series 2015, Ref. COP	4.00%	12/01/2045	215	191,157
Adams County School District No. 1 (Mapleton Public Schools), Series 2017, GO Bonds	5.25%	12/01/2040	75	76,093
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2041	335	363,300
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2042	1,495	1,606,262
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2043	330	352,262
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2044	120	127,216
Aurora (City of), CO, Series 2024, RB	4.00%	08/01/2054	850	720,929
Board of Governors of Colorado State University System, Series 2017 C, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2047	10	8,555
Board of Governors of Colorado State University System, Series 2017 E, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2043	330	296,161
Colorado (State of), Series 2019, COP	4.00%	03/15/2044	510	456,998
Colorado (State of), Series 2020 A, Ref. RB	4.00%	11/15/2045	40	35,866
Colorado (State of), Series 2020 A, Ref. RB	4.00%	11/15/2050	105	91,253
Colorado (State of), Series 2020 R, COP	4.00%	03/15/2045	430	381,273
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2040	15	14,054
Colorado (State of), Series 2021 S, COP	4.00%	03/15/2046	130	114,550
Colorado (State of), Series 2022, COP	6.00%	12/15/2040	85	95,829
Colorado (State of), Series 2022, COP	6.00%	12/15/2041	20	22,366
Colorado (State of), Series 2023 A, RB	5.25%	11/15/2048	1,335	1,388,050
Colorado (State of), Series 2024, COP	5.00%	11/01/2049	85	86,243
Colorado (State of), Series 2024, COP	5.00%	11/01/2053	1,865	1,882,819
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 A, RB, (INS - AGI)(a)	5.25%	12/01/2049	605	624,367
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,100	2,108,493
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2043	900	798,987
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	3.00%	11/15/2046	395	293,683
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2046	355	307,948
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2050	3,915	3,299,883
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	3.00%	11/15/2051	7,025	4,819,943
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2016, Ref. RB	4.00%	11/15/2046	955	823,696
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	410	349,009
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	80	69,254
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	220	216,687
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	3.25%	08/01/2049	625	449,191
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	4.00%	08/01/2049	775	640,380
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	1,000	1,017,519
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2052	1,015	1,014,945
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	260	259,125
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2047	235	236,273
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	4.00%	05/15/2052	$5	$4,251
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2044	65	66,104
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2045	90	91,170
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2044	85	83,540
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	4.00%	01/15/2045	305	263,277
Colorado (State of) Regional Transportation District (Fastracks), Series 2016 A, RB	5.00%	11/01/2046	370	370,869
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.00%	11/01/2041	1,000	677,307
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.25%	11/01/2045	1,000	633,943
Colorado School of Mines, Series 2023 C, RB	5.25%	12/01/2053	25	25,414
Colorado School of Mines, Series 2024 A, RB	5.00%	12/01/2054	30	30,041
Colorado Springs (City of), CO, Series 2021 B, RB	4.00%	11/15/2046	65	57,721
Colorado Springs (City of), CO, Series 2022 B, RB	5.25%	11/15/2052	765	786,732
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2053	10	10,309
Colorado Springs (City of), CO, Series 2024 A, RB	5.25%	11/15/2054	205	211,330
Colorado Springs School District No. 11 Facilities Corp., Series 2024, COP, (INS - BAM)(a)	5.25%	12/15/2048	20	20,467
Denver (City & County of), CO, Series 2012 B, RB	4.00%	11/15/2043	745	688,692
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,005,019
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	875	877,369
Denver (City & County of), CO, Series 2016 A, Ref. RB	4.00%	08/01/2046	995	866,692
Denver (City & County of), CO, Series 2018 A, COP	4.00%	06/01/2048	885	764,466
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2041	180	181,080
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	1,165	984,244
Denver (City & County of), CO Board of Water Commissioners (The), Series 2024 A, Ref. RB	5.00%	09/15/2049	5	5,120
Denver (City & County of), CO Board of Water Commissioners (The) (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	3,500	3,516,571
Denver (City & County of), CO Health & Hospital Authority, Series 2025 A, RB	5.13%	12/01/2050	500	485,620
Denver City & County School District No. 1, Series 2017, GO Bonds	4.00%	12/01/2041	55	52,275
Denver City & County School District No. 1, Series 2021, GO Bonds	3.00%	12/01/2043	3,970	3,036,020
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2045	545	489,252
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2041	90	94,315
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	550	570,921
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	765	783,243
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2040	180	197,409
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2042	790	849,842
Denver City & County School District No. 1, Series 2025, GO Bonds	5.50%	12/01/2047	500	534,793
Denver City & County School District No. 1, Series 2025, GO Bonds	5.50%	12/01/2049	1,290	1,374,546
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2040	65	69,641
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2041	135	143,184
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2042	30	31,522
E-470 Public Highway Authority, Series 2024 A, Ref. RB	5.00%	09/01/2040	550	582,721
Ebert Metropolitan District, Series 2018 A-1, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2043	720	724,569
Ebert Metropolitan District, Series 2018 A-1, GO Bonds, (INS - BAM)(a)	4.00%	12/01/2048	35	30,150
El Paso (County of), CO School District No. 20, Series 2017, GO Bonds	4.00%	12/15/2040	95	92,258
Gypsum (Town of), CO, Series 2024, RB, (INS - AGI)(a)	5.00%	12/01/2054	90	89,589
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	2,750	2,757,444
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2049	1,000	1,037,749
Metro Water Recovery, Series 2020 A, RB	2.50%	04/01/2045	30	20,245
Park Creek Metropolitan District, Series 2015, Ref. RB	5.00%	12/01/2045	20	19,602
Park Creek Metropolitan District, Series 2019 A, RB, (INS - AGI)(a)	4.00%	12/01/2046	640	558,464
Pueblo (City of), CO (Green Bonds), Series 2022, COP	4.50%	07/01/2046	725	680,166
Pueblo (City of), CO (Green Bonds), Series 2022, COP	5.00%	07/01/2049	940	945,467
Pueblo (City of), CO (Green Bonds), Series 2022, COP	4.63%	07/01/2052	20	18,368
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2042	50	50,719
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2047	660	663,872
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2043	1,155	1,058,135
Vail (Town of), CO, Series 2025, COP	5.50%	12/01/2064	1,000	1,035,004
Weld County School District No. 6 Greeley, Series 2020, GO Bonds	5.00%	12/01/2044	95	95,983
Weld County School District No. 6 Greeley, Series 2021, GO Bonds	4.00%	12/01/2045	855	766,056
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Weld County School District No. RE-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	$2,550	$2,590,119
Weld County School District No. RE-4, Series 2016, GO Bonds	5.25%	12/01/2041	20	20,228
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	2,060	2,128,132
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	1,000	885,368
Westminster (City of), CO, Series 2024, RB	5.00%	12/01/2054	20	20,325
Westminster Public Schools, Series 2024 A, GO Bonds	5.00%	12/01/2049	20	20,414
				64,768,951
Connecticut-0.31%
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	1,770	1,838,251
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2040	755	732,926
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	250	260,258
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	3.00%	01/15/2042	475	365,700
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2041	30	31,494
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2040	180	192,614
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2041	480	508,884
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	4.00%	01/15/2041	5	4,745
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	4.00%	01/15/2042	10	9,332
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2041	775	814,124
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	600	637,432
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2043	500	522,026
Connecticut (State of) Health & Educational Facilities Authority, Series 2015 L, Ref. RB	4.13%	07/01/2041	1,045	976,155
Connecticut (State of) Health & Educational Facilities Authority, Series 2015 L, Ref. RB	5.00%	07/01/2045	5	4,931
Connecticut (State of) Health & Educational Facilities Authority, Series 2016 Q-1, RB	5.00%	07/01/2046	25	25,004
Connecticut (State of) Health & Educational Facilities Authority, Series 2022 M, Ref. RB	4.00%	07/01/2052	10	8,057
Connecticut (State of) Health & Educational Facilities Authority, Series 2023 N, RB	5.25%	07/01/2053	250	250,508
Connecticut (State of) Health & Educational Facilities Authority (Connecticut Children’s Medical Center), Series 2023, RB	4.25%	07/15/2053	525	451,806
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University), Series 2017 R, Ref. RB	4.00%	07/01/2042	175	156,143
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2014 E, RB	5.00%	07/01/2042	45	45,002
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2021 A, RB	4.00%	07/01/2046	25	21,418
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2021 A, RB	4.00%	07/01/2051	130	106,030
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2045	45	45,026
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	1,450	1,473,400
				9,481,266
Delaware-0.10%
Delaware (State of) Economic Development Authority (ACTS Retirement-Life Community), Series 2023, RB	5.25%	11/15/2053	1,000	962,787
Delaware (State of) Economic Development Authority (Delmarva Power & Light), Series 2018, RB	5.00%	11/15/2048	35	32,891
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2043	505	451,983
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2043	255	245,456
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2048	60	55,870
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	5.00%	10/01/2045	130	130,258
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	4.00%	10/01/2049	1,120	947,197
Delaware (State of) River & Bay Authority, Series 2019, Ref. RB	4.00%	01/01/2044	25	22,624
Delaware (State of) Transportation Authority, Series 2015, RB	5.00%	06/01/2055	35	35,003
				2,884,069
District of Columbia-1.66%
District of Columbia, Series 2015, Ref. RB	4.00%	07/15/2040	560	517,478
District of Columbia, Series 2016 A, GO Bonds	4.00%	06/01/2041	10	9,232
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	$55	$55,350
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	1,200	1,209,891
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	45	45,429
District of Columbia, Series 2019 A, RB	4.00%	03/01/2044	1,185	1,065,534
District of Columbia, Series 2019 A, RB	5.00%	03/01/2044	190	191,882
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	1,000	674,235
District of Columbia, Series 2020 A, RB	4.00%	03/01/2045	610	542,369
District of Columbia, Series 2020 C, RB	4.00%	05/01/2045	1,200	1,066,683
District of Columbia, Series 2020 C, RB	5.00%	05/01/2045	1,000	1,013,742
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2046	1,000	889,037
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	1,000	1,009,241
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	1,195	1,241,689
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	1,275	1,315,111
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	865	876,872
District of Columbia, Series 2022 A, RB	5.50%	07/01/2047	1,595	1,662,921
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2041	35	36,515
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2042	190	196,986
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2043	75	77,411
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2045	10	10,224
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	375	386,067
District of Columbia, Series 2023 A, RB	5.00%	05/01/2041	120	125,273
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	90	93,365
District of Columbia, Series 2023 A, RB	5.00%	05/01/2043	115	118,542
District of Columbia, Series 2023 A, RB	5.25%	05/01/2048	1,650	1,699,571
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2041	90	94,798
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2042	135	140,713
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2043	85	88,039
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2044	400	412,125
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2045	105	107,734
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2046	95	97,082
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2049	1,765	1,791,559
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2042	105	109,774
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2043	15	15,576
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2044	50	51,627
District of Columbia (Catholic University of America (The)), Series 2017 B, RB	5.00%	10/01/2047	300	279,545
District of Columbia (Children’s Hospital Obligated Group), Series 2015, Ref. RB	5.00%	07/15/2040	50	50,069
District of Columbia Water & Sewer Authority, Series 2017 B, RB	4.00%	10/01/2044	495	450,007
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	2,550	2,559,611
District of Columbia Water & Sewer Authority, Series 2019 A, RB	4.00%	10/01/2049	60	52,143
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2041	45	47,367
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2042	195	203,379
District of Columbia Water & Sewer Authority (Green Bonds), Series 2017 A, RB	5.00%	10/01/2052	1,010	1,010,888
District of Columbia Water & Sewer Authority (Green Bonds), Series 2019 A, RB	5.00%	10/01/2044	130	131,060
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 C-1, RB	4.00%	10/01/2051	320	272,411
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB	5.00%	10/01/2044	1,515	1,519,368
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2044	1,255	1,087,624
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2049	1,775	1,471,528
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2053	180	145,363
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2050	2,870	2,012,172
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	5.00%	10/01/2047	515	507,669
Metropolitan Washington Airports Authority, Series 2019, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2053	285	234,549
Metropolitan Washington Airports Authority, Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2052	2,975	2,496,399
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2042	1,170	1,179,729
Washington Metropolitan Area Transit Authority, Series 2018, RB	5.00%	07/01/2043	315	316,982
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	4.00%	07/15/2045	475	424,277
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	3,055	3,080,753
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2044	55	56,317
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.25%	07/15/2055	20	20,557
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.50%	07/15/2060	$625	$651,547
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2040	250	201,409
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	410	423,304
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	225	171,383
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2043	1,195	1,093,408
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2046	2,475	2,185,772
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	425	429,302
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	4.13%	07/15/2047	1,040	930,717
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2048	25	25,271
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	610	636,309
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	615	630,958
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2042	15	15,517
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2043	25	25,707
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	4.38%	07/15/2056	1,600	1,459,864
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/15/2056	1,060	1,068,253
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	4.38%	07/15/2059	720	652,297
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024, RB	5.00%	07/15/2054	585	589,995
				49,840,457
Florida-4.41%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	4.00%	12/01/2044	825	719,916
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	3.00%	12/01/2046	85	59,088
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	4.00%	12/01/2049	1,345	1,106,865
Bay County School Board, Series 2022 A, COP, (INS - AGI)(a)	4.25%	07/01/2047	670	628,842
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2052	130	126,871
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2047	960	947,412
Broward (County of), FL, Series 2012 Q-1, RB	4.00%	10/01/2042	2,500	2,296,006
Broward (County of), FL, Series 2019 A, RB	3.00%	10/01/2041	770	605,153
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2042	225	213,455
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2043	155	145,132
Broward (County of), FL, Series 2019 A, RB	5.00%	09/01/2044	50	50,194
Broward (County of), FL, Series 2019 A, RB	5.00%	09/01/2049	225	225,160
Broward (County of), FL, Series 2022 A, RB	4.00%	10/01/2045	180	164,332
Broward (County of), FL, Series 2022 A, RB	4.00%	10/01/2047	780	701,645
Broward (County of), FL, Series 2022, RB	5.00%	01/01/2047	640	643,057
Broward (County of), FL, Series 2022, RB	4.00%	01/01/2051	345	294,055
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2047	1,325	1,124,569
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2051	1,000	827,933
Cape Coral (City of) FL, Series 2017, Ref. RB	4.00%	10/01/2042	205	182,887
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.60%	03/01/2048	785	821,553
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	10/01/2053	785	806,304
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2040	145	137,467
Central Florida Expressway Authority, Series 2017, Ref. RB	4.00%	07/01/2041	1,000	937,994
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2042	25	24,985
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2043	270	273,447
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	1,060	1,062,678
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	55	55,592
Central Florida Expressway Authority, Series 2019 A, RB	3.13%	07/01/2049	30	20,993
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2044	1,170	1,182,590
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2049	140	140,042
Central Florida Expressway Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	07/01/2049	410	419,494
Central Florida Expressway Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	07/01/2054	5	5,057
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2049	$395	$396,294
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2054	440	432,669
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	750	742,742
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB	4.00%	08/15/2045	370	311,217
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB	4.00%	08/15/2050	175	140,139
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	08/15/2050	3,000	2,015,339
Florida (State of), Series 2024 A, GO Bonds	4.13%	07/01/2053	55	48,615
Florida (State of) (Department of Transportation), Series 2018, GO Bonds	4.00%	07/01/2048	15	13,354
Florida (State of) Atlantic University Finance Corp., Series 2024, RB	5.00%	07/01/2049	490	493,878
Florida (State of) Atlantic University Finance Corp., Series 2024, RB	5.00%	07/01/2054	125	125,277
Florida (State of) Department of Transportation, Series 2018 A, RB	4.00%	07/01/2048	240	212,546
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2047	360	367,078
Florida (State of) Department of Transportation, Series 2022, RB	4.00%	07/01/2052	40	34,677
Florida (State of) Department of Transportation, Series 2024 B, RB	4.00%	07/01/2051	780	681,416
Florida (State of) Department of Transportation, Series 2024 C, RB	4.00%	07/01/2051	1,560	1,362,832
Florida (State of) Higher Educational Facilities Financial Authority (Ringling College), Series 2017, RB	5.00%	03/01/2042	395	379,978
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2020, Ref. RB	3.00%	12/01/2048	755	507,882
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2024, RB	5.25%	12/01/2054	185	188,897
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2042	145	144,033
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2048	395	383,333
Florida Development Finance Corp. (Tampa General Hospital), Series 2024, RB	5.25%	08/01/2049	20	20,011
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	02/01/2046	2,915	2,618,896
Florida Higher Educational Facilities Financial Authority (Rollings College), Series 2020, Ref. RB	4.00%	12/01/2050	35	28,072
Florida Higher Educational Facilities Financing Authority (Rollings College), Series 2024, RB	4.13%	12/01/2054	275	228,685
Fort Lauderdale (City of), FL, Series 2018, RB	3.50%	09/01/2048	160	131,938
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2048	1,800	1,904,262
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2053	1,550	1,640,485
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant), Series 2023, RB	5.50%	09/01/2053	560	591,925
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2044	250	225,881
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2049	280	242,937
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	1,000	1,055,840
Fort Myers (City of), FL, Series 2023, Ref. RB	5.25%	10/01/2053	1,065	1,101,163
Fort Pierce (City of), FL Utilities Authority, Series 2022 A, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2052	2,825	2,411,235
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2044	80	80,505
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	70	70,024
Halifax Hospital Medical Center, Series 2016, Ref. RB	3.75%	06/01/2041	770	646,025
Halifax Hospital Medical Center, Series 2016, Ref. RB	4.00%	06/01/2046	450	385,665
Hillsborough (County of), FL, Series 2021, RB	3.00%	08/01/2046	530	391,866
Hillsborough (County of), FL, Series 2023, GO Bonds	5.00%	07/01/2053	175	178,201
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2043	245	247,300
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	2,545	2,539,672
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022 B, RB	4.00%	10/01/2052	50	43,037
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.25%	11/15/2049	445	456,392
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.50%	11/15/2054	2,500	2,600,560
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	4.00%	08/01/2045	465	400,983
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	4.00%	08/01/2050	160	132,509
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	3.50%	08/01/2055	$1,085	$771,984
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020, RB	4.00%	08/01/2055	165	137,297
Hillsborough County Industrial Development Authority, Series 2024, Ref. RB	4.13%	11/15/2051	70	60,200
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	2,095	2,173,452
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.50%	10/01/2053	55	57,369
Jacksonville (City of), FL, Series 2024, Ref. RB	5.25%	10/01/2054	45	46,376
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2015, RB	4.00%	11/01/2040	270	243,706
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	4.00%	11/01/2045	65	54,611
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	5.00%	11/01/2050	580	543,290
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.25%	10/01/2049	1,065	1,098,034
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.50%	10/01/2054	1,480	1,564,948
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.25%	10/01/2049	160	166,594
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.25%	10/01/2055	25	25,720
Kissimmee (City of), FL, Series 2024 A, RB	5.00%	10/01/2054	55	55,520
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2044	80	77,300
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	4.00%	04/01/2049	110	90,748
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group), Series 2024, RB	5.25%	11/15/2054	300	289,063
Lee (County of), FL Industrial Development Authority (Shell Point/Waterside Health), Series 2019, RB	5.00%	11/15/2049	820	764,925
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2046	610	533,879
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2048	225	195,789
Manatee (County of), FL, Series 2022, Ref. RB	5.25%	10/01/2047	55	56,701
Manatee (County of), FL, Series 2022, Ref. RB	4.00%	10/01/2052	460	395,878
Manatee (County of), FL, Series 2023, RB	5.25%	10/01/2048	400	415,524
Manatee (County of), FL, Series 2023, RB	5.50%	10/01/2053	1,410	1,487,035
Manatee (County of), FL, Series 2023, Ref, RB	4.00%	10/01/2053	25	21,121
Manatee (County of), FL, Series 2023, Ref. RB	4.00%	10/01/2048	10	8,681
Martin (County of), FL Health Facilities Authority, Series 2019, Ref. RB	4.00%	01/01/2046	1,575	1,349,160
Miami (City of) & Dade (County of), FL Health Facilities Authority, Series 2017, Ref. RB	5.00%	08/01/2042	55	54,825
Miami (City of) & Dade (County of), FL Health Facilities Authority, Series 2017, Ref. RB	4.00%	08/01/2047	815	709,617
Miami (City of) & Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital), Series 2021 A, Ref. RB	4.00%	08/01/2051	1,000	837,030
Miami (City of) & Dade (County of), FL School Board (The), Series 2016, GO Bonds	5.00%	03/15/2046	100	100,413
Miami (City of) & Dade (County of), FL School Board (The), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.00%	03/15/2052	960	962,251
Miami (City of), FL, Series 2023 A, RB	5.00%	03/01/2048	1,000	1,006,106
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	525	533,837
Miami (City of), FL (Miami Forever Infrastructure Programs), Series 2024, RB	5.50%	01/01/2049	595	629,832
Miami Beach (City of), FL, Series 2015, RB	4.00%	09/01/2045	830	734,620
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	2,000	2,001,263
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	25	25,020
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	75	75,144
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2044	100	91,483
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2049	1,500	1,286,020
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2046	2,305	1,941,994
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2051	1,055	855,879
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	3.75%	07/01/2042	685	615,566
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	4.00%	07/01/2042	370	344,029
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	5.00%	07/01/2043	90	90,431
Miami-Dade (County of), FL, Series 2016 A, GO Bonds	4.00%	07/01/2042	335	311,485
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	25	25,003
Miami-Dade (County of), FL, Series 2016, Ref. RB	4.00%	10/01/2040	45	42,659
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2044	1,190	1,071,965
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	4,295	3,292,804
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2047	575	500,129
Miami-Dade (County of), FL, Series 2018, RB	4.00%	07/01/2044	15	13,492
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2018, RB	4.00%	07/01/2046	$125	$109,672
Miami-Dade (County of), FL, Series 2018, RB	4.00%	07/01/2048	345	294,774
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2044	1,525	1,373,737
Miami-Dade (County of), FL, Series 2019 B, RB	3.00%	10/01/2049	420	291,616
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2049	2,805	2,375,013
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2043	375	378,459
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2046	35	35,077
Miami-Dade (County of), FL, Series 2019, RB	4.00%	10/01/2048	195	168,533
Miami-Dade (County of), FL, Series 2021 B-2, Ref. RB	4.00%	10/01/2043	590	536,414
Miami-Dade (County of), FL, Series 2021, GO Bonds	5.00%	07/01/2051	85	86,865
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2040	265	217,601
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2041	5	4,747
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	125	116,208
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2043	250	190,201
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2044	110	99,089
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	1,045	917,373
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2046	125	126,626
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2048	675	582,884
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	560	476,159
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	40	33,213
Miami-Dade (County of), FL, Series 2023 A, RB	5.00%	04/01/2048	20	20,218
Miami-Dade (County of), FL, Series 2024 A, RB	5.00%	10/01/2049	35	35,383
Miami-Dade (County of), FL, Series 2024 A, RB	4.13%	10/01/2050	305	263,541
Miami-Dade (County of), FL, Series 2024 A, RB	5.25%	10/01/2054	1,230	1,262,456
Miami-Dade (County of), FL, Series 2024, RB	5.00%	04/01/2054	40	40,479
Miami-Dade (County of), FL, Series 2025 B, RB	5.25%	10/01/2055	150	153,364
Miami-Dade (County of), FL, Series 2025, Ref. RB	5.50%	06/01/2055	1,020	1,072,554
Miami-Dade (County of), FL, Subseries 2021 A-2, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2049	700	609,340
Miami-Dade (County of), FL, Subseries 2021 A-2, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2050	1,190	837,226
Miami-Dade (County of), FL (Building Better Communities Program), Series 2015 D, GO Bonds	5.00%	07/01/2045	600	601,366
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	4.00%	04/01/2045	930	826,541
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	4.00%	04/01/2053	170	139,088
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	5.00%	04/01/2053	45	44,638
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2041	60	62,312
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2042	10	10,257
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2043	20	20,332
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2045	20	20,121
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2046	35	35,018
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2044	10	10,295
Miami-Dade (County of), FL Transit System, Series 2018, RB	4.00%	07/01/2045	175	155,530
Miami-Dade (County of), FL Transit System, Series 2020 A, RB	4.00%	07/01/2049	440	374,378
Miami-Dade (County of), FL Transit System, Series 2020 A, RB	4.00%	07/01/2050	400	337,565
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2043	25	25,677
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2048	295	298,198
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2049	180	181,479
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2051	90	90,290
Okaloosa County School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	10/01/2049	675	677,415
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019 A, RB	5.00%	10/01/2047	325	316,986
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019, RB	4.00%	10/01/2049	$240	$196,638
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2022, RB	4.00%	10/01/2052	415	345,813
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	1,100	1,083,698
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	1,885	1,887,727
Orlando (City of), FL Reclamation System Revenue, Series 2024 A, GO Bonds	5.00%	10/01/2054	1,100	1,112,004
Orlando (City of), FL Utilities Commission, Series 2023 A, RB	5.00%	10/01/2048	555	560,958
Orlando (City of), FL Utilities Commission, Series 2025 A, RB	5.00%	10/01/2050	400	403,968
Osceola (County of), FL, Series 2019 A-1, Ref. RB	5.00%	10/01/2044	320	316,442
Osceola (County of), FL, Series 2020 A-1, Ref. RB	4.00%	10/01/2054	530	436,573
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida), Series 2019, RB	3.00%	08/15/2044	990	724,725
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida), Series 2019, RB	4.00%	08/15/2049	80	66,560
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2047	250	240,335
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2052	1,500	1,409,267
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.), Series 2019 B, RB	5.00%	05/15/2053	1,000	901,005
Pasco (City of), FL, Series 2014 B, RB	4.00%	10/01/2044	1,220	1,089,299
Pasco (City of), FL, Series 2023, RB, (INS - AGI)(a)	5.00%	09/01/2048	300	300,088
Peace River Manasota Regional Water Supply Authority, Series 2025 A, RB	5.25%	10/01/2050	750	777,724
Polk (County of), FL, Series 2020, Ref. RB	4.00%	10/01/2043	150	135,977
Pompano Beach (City of), FL (John Knox Village), Series 2021 A, RB	4.00%	09/01/2056	85	63,007
Port St. Lucie (City of), FL, Series 2016, Ref. RB	3.25%	07/01/2045	455	360,820
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 A, Ref. RB	5.00%	03/15/2042	195	196,247
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 B, Ref. PCR	5.00%	03/15/2042	780	783,244
Putnam County School District, Series 2023, GO Bonds, (INS - AGI)(a)	4.25%	07/01/2052	155	136,034
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2052	1,000	1,019,016
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	5.00%	07/01/2041	305	306,345
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	880	737,292
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	4.00%	07/01/2052	365	297,110
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	5.00%	07/01/2052	170	164,917
Seminole (County of), FL, Series 2022, Ref. RB	5.00%	10/01/2052	1,125	1,131,091
South Broward Hospital District, Series 2016 A, Ref. RB	4.00%	05/01/2044	155	136,658
South Broward Hospital District, Series 2018, RB	4.00%	05/01/2048	580	496,226
South Broward Hospital District, Series 2021 A, RB	3.00%	05/01/2051	1,060	711,978
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	877,643
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2042	380	380,727
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2047	2,320	1,934,897
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2047	55	54,021
St. Johns (County of), FL, Series 2022, RB	5.00%	06/01/2052	100	102,156
St. Johns County School Board, Series 2024 A, COP, (INS - AGI)(a)	5.50%	07/01/2049	525	546,767
St. Lucie (County of), FL School Board, Series 2023 A, COP, (INS - AGI)(a)	5.25%	07/01/2053	1,600	1,611,266
Tallahassee (City of), FL, Series 2024, RB	5.00%	10/01/2049	120	121,911
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.), Series 2016, RB	5.00%	12/01/2055	795	756,892
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 B, Ref. RB	4.00%	07/01/2042	1,000	916,452
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	250	250,218
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	2,500	2,500,504
Tampa (City of), FL, Series 2016 A, RB	4.00%	11/15/2046	890	764,517
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	750	750,422
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Tampa (City of), FL, Series 2020 A, RB	4.00%	10/01/2048	$10	$8,891
Tampa (City of), FL, Series 2020, Ref. RB	4.00%	04/01/2050	5	4,145
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2049	600	614,940
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2054	185	188,380
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2047	30	30,789
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	525	532,833
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	500	427,754
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	750	736,250
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.00%	10/01/2049	500	505,801
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.25%	10/01/2047	1,795	1,849,409
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.00%	10/01/2052	1,525	1,552,422
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2052	2,140	2,154,642
				132,784,578
Georgia-1.91%
Albany-Dougherty (County of), GA Hospital Authority, Series 2012, RB	4.00%	12/01/2042	500	437,513
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	160	159,997
Atlanta (City of), GA, Series 2018 B, RB	3.50%	11/01/2043	190	157,451
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	2,750	2,761,114
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2041	500	524,932
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2042	505	525,187
Atlanta (City of), GA Department of Aviation, Series 2022 A, RB	4.00%	07/01/2052	100	86,668
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2049	430	437,962
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2054	170	171,688
Augusta (City of), GA, Series 2012, Ref. RB, (INS - AGI)(a)	3.50%	10/01/2042	1,055	864,686
Augusta (City of), GA (Wellstar Health System, Inc.), Series 2023, Ref. RB, (INS - AGI)(a)	5.13%	04/01/2053	10	10,062
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	4.00%	07/01/2044	2,200	1,983,008
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	3.00%	07/01/2046	525	394,634
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	4.00%	07/01/2049	845	727,411
Burke (County of), GA Development Authority (The) (Georgia Transmission Corp. Vogtle), Series 2012, Ref. RB	2.75%	01/01/2052	2,000	1,180,368
Burke (County of), GA Development Authority (The) (Oglethorpe Power Corp.), Series 2017, Ref. RB	4.13%	11/01/2045	615	532,347
Clarke (County of), GA Hospital Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	15	15,001
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017 A, Ref. RAC	5.00%	04/01/2042	50	50,099
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017, Ref. RAC	5.00%	04/01/2047	200	195,886
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	445	432,851
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2022, RAC	4.00%	04/01/2052	1,740	1,415,728
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RAC	5.13%	04/01/2048	80	80,401
Coweta (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2020, Ref. RB	5.00%	07/01/2044	95	95,252
Coweta County Water & Sewage Authority, Series 2024, RB	4.25%	06/01/2057	450	401,792
Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System), Series 2017, RB	4.00%	08/15/2048	460	395,100
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	1,040	1,094,484
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	1,570	1,636,039
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2052	20	20,144
Development Authority of Burke County (The), Series 2017, Ref. RB	4.13%	11/01/2045	110	95,217
Forsyth (County of), GA, Series 2019, Ref. RB	3.00%	04/01/2049	15	10,724
Fresno (City of), CA, Series 2020 A, RB	3.00%	01/01/2045	25	18,314
Fulton (County of), GA, Series 2020 A, RB	2.25%	01/01/2042	500	342,423
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Fulton (County of), GA, Series 2020 A, RB	2.25%	01/01/2043	$130	$87,377
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	3.63%	07/01/2041	725	648,846
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019, RB	3.00%	07/01/2044	565	414,112
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019, RB	4.00%	07/01/2049	520	436,782
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center), Series 2019, Ref. RB	5.00%	03/15/2044	10	9,974
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2017, RAC	5.00%	04/01/2042	340	340,672
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,060	872,649
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	750	762,286
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017, Ref. RB	4.00%	02/15/2042	45	40,048
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	4.00%	02/15/2045	1,345	1,168,417
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	2.50%	02/15/2051	1,000	592,919
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	3.00%	02/15/2051	1,000	667,539
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	4.00%	02/15/2051	1,000	811,239
George L Smith II Congress Center Authority (Convention Center Hotel), Series 2021, RB	4.00%	01/01/2054	1,375	1,101,912
Georgia (State of), Series 2021 A, GO Bonds	3.00%	07/01/2041	100	80,612
Georgia (State of), Series 2021 A, Ref. GO Bonds	3.00%	07/01/2040	5	4,143
Georgia (State of) Municipal Electric Authority, Series 2018, Ref. RB, (INS - AGI)(a)	4.13%	01/01/2049	565	504,488
Georgia (State of) Municipal Electric Authority, Series 2019, RB, (INS - AGI)(a)	4.00%	01/01/2044	430	391,220
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	4.00%	01/01/2049	55	46,999
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	5.00%	01/01/2059	650	626,488
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, Ref. RB	5.00%	01/01/2049	250	245,589
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2062	2,305	2,293,376
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2062	4,500	4,477,306
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	4.50%	07/01/2063	1,000	898,269
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGI)(a)	5.00%	07/01/2055	2,000	1,996,800
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGI)(a)	5.00%	07/01/2064	4,000	3,945,746
Georgia (State of) Ports Authority, Series 2021, RB	3.00%	07/01/2046	135	98,364
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2046	25	22,335
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2051	685	590,097
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2042	140	145,740
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2047	1,155	1,022,495
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2052	1,900	1,628,966
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2052	1,015	1,044,372
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	3,000	2,896,106
Griffin-Spalding County Hospital Authority, Series 2017, RAC	4.00%	04/01/2042	140	125,185
Griffin-Spalding County Hospital Authority, Series 2017, RAC	3.75%	04/01/2047	2,310	1,860,342
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	800	799,199
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2049	1,965	1,945,995
Metropolitan Atlanta Rapid Transit Authority, Series 2020 A, RB	3.00%	07/01/2047	100	72,288
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2025 A, RB	5.25%	07/01/2050	290	303,859
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2055	320	326,196
Paulding (County of), GA, Series 2016, Ref. RB	3.00%	12/01/2048	200	139,126
Private Colleges & Universities Authority (Emory University), Series 2015, RB	5.00%	10/01/2040	10	10,002
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	4.00%	10/01/2046	525	462,254
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	5.00%	10/01/2046	610	610,117
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2041	10	9,468
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2045	$15	$15,738
Private Colleges & Universities Authority (Mercer University), Series 2015, RB	5.00%	10/01/2045	25	24,311
Private Colleges & Universities Authority (Mercer University), Series 2021, Ref. RB	4.00%	10/01/2050	45	37,126
Private Colleges & Universities Authority (The Savannah College of Art and Design), Series 2021, RB	4.00%	04/01/2044	840	751,174
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2049	25	25,390
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2054	1,010	1,020,253
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System), Series 2019 A, Ref. RB	4.00%	07/01/2043	490	430,645
Valdosta & Lowndes County Hospital Authority, Series 2024, RB	5.00%	10/01/2054	25	25,218
Valdosta (City of) & Lowndes (County of), GA Hospital Authority (South Georgia Medical Center), Series 2024, RB	4.13%	10/01/2049	530	474,353
Walton Industrial Building Authority, Series 2021, RB	4.00%	02/01/2052	30	25,912
				57,662,917
Guam-0.00%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	40	38,168
Hawaii-0.20%
Honolulu (City & County of), HI, Series 2018 A, RB	4.00%	07/01/2042	795	744,326
Honolulu (City & County of), HI, Series 2018 A, RB	5.00%	07/01/2047	250	251,131
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2049	1,200	1,205,477
Honolulu (City & County of), HI (Green Bonds), First Series 2024, RB	5.25%	07/01/2054	1,000	1,035,704
Honolulu (City & County of), HI (Green Bonds), Series 2019 A, RB	4.00%	07/01/2044	5	4,484
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	3,000	2,679,641
				5,920,763
Idaho-0.17%
Idaho (State of) Health Facilities Authority, Series 2017, RB	4.00%	12/01/2046	80	68,808
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2021, Ref. RB	4.00%	03/01/2046	75	63,585
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2021, Ref. RB	4.00%	03/01/2051	65	53,180
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem), Series 2025, Ref. RB	5.25%	03/01/2050	35	35,492
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group), Series 2019, RB	4.00%	12/01/2043	25	22,489
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	1,910	1,938,410
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	1,100	1,138,694
Idaho (State of) Housing & Finance Association, Series 2024, RB	5.00%	08/15/2048	1,145	1,163,554
Idaho (State of) Housing & Finance Association, Series 2024, RB	4.00%	08/15/2049	670	578,519
Idaho (State of) Housing & Finance Association, Series 2025 A, RB	5.00%	08/15/2049	185	188,042
				5,250,773
Illinois-3.90%
Chicago (City of), IL, Series 2017 A, RB	5.00%	01/01/2047	750	745,409
Chicago (City of), IL, Series 2017 A, RB, (INS - AGI)(a)	5.25%	01/01/2042	200	201,321
Chicago (City of), IL, Series 2017 A, RB, (INS - AGI)(a)	4.00%	01/01/2052	3,010	2,500,459
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,000	1,823,597
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	1,500	1,434,684
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2048	250	256,657
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	11/01/2048	1,035	1,051,931
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2053	500	507,074
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.50%	11/01/2062	1,200	1,230,814
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2042	250	242,119
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2044	500	473,739
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2045	1,000	939,608
Chicago (City of), IL, Series 2024 A, GO Bonds	5.25%	01/01/2045	30	29,143
Chicago (City of), IL, Series 2025 G, GO Bonds	5.50%	01/01/2041	600	613,972
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2041	225	226,262
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2043	250	247,964
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2041	1,000	1,000,341
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2047	900	900,306
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2052	345	343,585
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL (O’Hare International Airport), Series 2017 F, RB, (INS - BAM)(a)	4.25%	01/01/2042	$405	$379,964
Chicago (City of), IL (O’Hare International Airport), Series 2017 F, RB, (INS - BAM)(a)	4.25%	01/01/2047	175	156,038
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	4.00%	01/01/2044	1,755	1,535,996
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	1,590	1,590,127
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	715	711,930
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGI)(a)	4.00%	01/01/2053	5,005	4,231,270
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2048	910	914,550
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.25%	01/01/2053	805	821,894
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,000	2,019,268
Chicago (City of), IL Board of Education, Series 2023, RB	5.00%	04/01/2045	100	95,365
Chicago (City of), IL Board of Education, Series 2023, RB	5.75%	04/01/2048	2,000	2,037,504
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2041	320	336,077
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2042	365	379,780
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	270	279,111
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	270	269,984
Chicago (City of), IL Transit Authority, Series 2017, RB	5.00%	12/01/2046	180	176,432
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGI)(a)	5.00%	12/01/2051	1,000	997,117
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	675	676,450
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	4.00%	12/01/2050	150	125,187
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	4.00%	12/01/2055	1,810	1,468,826
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	4.00%	12/01/2049	1,950	1,633,420
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2052	625	608,573
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2057	815	784,654
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2046	355	360,700
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2041	405	417,866
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2042	270	275,595
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2043	285	289,026
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2044	490	494,609
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2049	2,520	2,488,407
Cook (County of), IL, Series 2021 A, Ref. RB	4.00%	11/15/2040	120	110,676
Cook (County of), IL, Series 2021 A, Ref. RB	4.00%	11/15/2041	25	22,707
Cook (County of), IL, Series 2022 A, Ref. RB	5.25%	11/15/2045	100	102,195
Cook (County of), IL, Series 2024, Ref. RB	5.00%	11/15/2042	210	213,044
Cook County Community College District No. 508, Series 2017, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2047	105	101,866
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	1,595	1,084,473
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2041	500	495,503
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2041	35	30,835
Illinois (State of), Series 2017 A, GO Bonds	4.25%	12/01/2040	10	9,186
Illinois (State of), Series 2017 A, GO Bonds	4.50%	12/01/2041	10	9,306
Illinois (State of), Series 2019 B, GO Bonds	4.00%	11/01/2041	75	65,431
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2040	10	8,940
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2042	75	64,475
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2043	35	29,728
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2044	25	21,126
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2040	70	62,713
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2042	25	21,527
Illinois (State of), Series 2020 C, GO Bonds	4.25%	10/01/2045	685	595,066
Illinois (State of), Series 2020 C, Ref. GO Bonds	4.00%	10/01/2041	390	340,834
Illinois (State of), Series 2020, GO Bonds	5.75%	05/01/2045	2,510	2,590,493
Illinois (State of), Series 2021 A, GO Bonds	4.00%	03/01/2041	105	93,101
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	1,345	1,306,107
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	2,470	2,563,166
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	1,500	1,534,735
Illinois (State of), Series 2022 C, GO Bonds	5.50%	10/01/2045	500	513,776
Illinois (State of), Series 2022 C, GO Bonds	5.25%	10/01/2047	5	5,029
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2041	$370	$381,640
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2042	250	255,784
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2043	205	208,370
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	1,545	1,575,556
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2044	40	39,760
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2045	1,025	1,015,417
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2048	185	180,044
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2041	160	162,649
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2042	650	668,705
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2043	245	250,005
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2044	275	279,264
Illinois (State of), Series 2024 B, GO Bonds	4.25%	05/01/2046	75	65,012
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2047	110	110,797
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2040	75	67,192
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2041	110	96,133
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2043	40	34,009
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2048	305	248,209
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2042	210	213,988
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2043	75	75,963
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2044	95	95,702
Illinois (State of), Series 2025, RB	5.00%	06/15/2043	20	20,370
Illinois (State of), Series 2025, RB	5.00%	06/15/2044	100	101,255
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB(b)(c)	5.00%	02/15/2027	480	497,507
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2041	520	523,632
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2040	1,350	1,229,780
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2041	1,390	1,244,297
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	3.00%	08/15/2048	1,015	735,830
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,400	1,177,189
Illinois (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2042	30	31,349
Illinois (State of) Finance Authority (Mercy Health Corp.), Series 2016, Ref. RB	5.00%	12/01/2046	1,075	1,044,233
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2042	1,060	1,067,620
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2047	665	659,216
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2051	2,235	2,182,387
Illinois (State of) Finance Authority (Northshore University Health System), Series 2020, Ref. RB	3.25%	08/15/2049	15	11,170
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	4.00%	07/15/2047	1,630	1,409,930
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	1,025	1,004,842
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	4,280	2,832,114
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	4.00%	05/15/2050	4,575	3,821,987
Illinois (State of) Finance Authority (Southern Illinois Healthcare), Series 2017, RB	5.00%	03/01/2047	25	24,241
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	25	24,638
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2048	590	600,523
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2054	160	161,712
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2016 B, Ref. RB	4.00%	08/15/2041	390	349,071
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	535	533,127
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	605	586,884
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	1,535	1,250,100
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	1,450	1,153,347
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015 A, RB	5.00%	06/15/2053	10	9,512
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2042	1,185	1,190,926
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	4.00%	06/15/2050	195	159,470
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2050	1,975	1,892,832
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2042	$2,040	$1,818,710
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2047	1,075	898,640
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	06/15/2052	1,860	1,500,616
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2024, Ref. RB	5.00%	06/15/2053	900	871,519
Illinois (State of) Regional Transportation Authority, Series 2016 A, RB	4.00%	06/01/2046	230	196,656
Illinois (State of) Toll Highway Authority, Series 2016 B, RB	5.00%	01/01/2041	175	175,386
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	2,105	2,113,119
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2041	110	111,879
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	900	903,688
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2044	780	700,095
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	500	511,125
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	2,675	2,689,169
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2041	85	88,051
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	4.00%	01/01/2042	80	74,586
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2043	585	594,805
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	4.00%	01/01/2046	1,320	1,158,527
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	1,285	1,291,701
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	305	316,040
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2043	1,815	1,900,259
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2044	1,265	1,298,475
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	2,055	2,134,404
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	12/01/2041	920	836,087
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	12/01/2041	100	101,327
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGI)(a)	5.00%	12/01/2046	1,100	1,102,492
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	4.00%	01/01/2048	1,375	1,139,206
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	600	601,455
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	985	994,865
Sales Tax Securitization Corp. (Social Bonds), Series 2023, Ref. RB	5.00%	01/01/2044	30	29,610
Sangamon (County of), IL (Waterworks System Alternative Revenue Source), Series 2019 A, Ref. GO Bonds	4.00%	01/01/2049	1,015	835,545
Sangamon (County of), IL School District No. 186 (Springfield), Series 2023, GO Bonds, (INS - AGI)(a)	4.50%	06/01/2063	750	680,703
Schaumburg (Village of), IL, Series 2013 A, Ref. GO Bonds	4.00%	12/01/2041	360	342,165
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2016 B, RB	4.00%	10/15/2040	285	264,249
University of Illinois, Series 2018 A, Ref. RB, (INS - AGI)(a)	4.00%	04/01/2043	980	856,408
University of Illinois, Series 2018 A, Ref. RB, (INS - AGI)(a)	4.13%	04/01/2048	690	581,279
Will (County of), IL, Series 2019, GO Bonds	4.00%	11/15/2047	885	759,561
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health), Series 2015 A, RB	4.00%	10/01/2046	45	38,517
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health), Series 2020 A, RB	4.00%	04/01/2050	120	101,769
				117,488,721
Indiana-0.89%
Allen County Building Corp., Series 2024, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	07/15/2044	395	356,341
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.63%	07/15/2053	750	804,011
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	07/15/2058	250	269,771
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	01/15/2063	1,750	1,888,397
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2016, RB	5.00%	10/01/2041	205	207,884
Indiana (State of) Finance Authority (Baptist Healthcare System Obligated Group), Series 2017, RB	5.00%	08/15/2051	5	4,854
Indiana (State of) Finance Authority (CWA Authority), Series 2012 A, RB	4.00%	10/01/2042	35	30,858
Indiana (State of) Finance Authority (CWA Authority), Series 2014 A, RB	4.25%	10/01/2044	150	133,079
Indiana (State of) Finance Authority (CWA Authority) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2046	205	206,217
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2016 A, RB	3.13%	03/01/2044	35	25,247
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2016 A, RB	4.00%	11/01/2051	$2,020	$1,678,334
Indiana (State of) Finance Authority (Green Bonds), Series 2022 B, RB	5.25%	10/01/2047	1,500	1,543,644
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.25%	10/01/2052	15	15,302
Indiana (State of) Finance Authority (Hendricks Regional Health), Series 2024, Ref. RB	5.25%	03/01/2054	750	754,898
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2015 A, Ref. RB	4.00%	12/01/2040	1,000	939,630
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2019 A, RB	4.00%	12/01/2049	1,000	847,130
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2041	265	275,429
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2042	175	180,057
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	325	325,657
Indiana (State of) Finance Authority (Parkview Health), Series 2018 A, RB	4.00%	11/01/2048	10	8,306
Indiana (State of) Finance Authority (Tippecanoe LLC-Student HSG), Series 2023, RB	5.00%	06/01/2053	290	269,128
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006 B-2, Ref. RB	4.00%	11/15/2046	10	8,590
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	3,000	2,997,089
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	01/01/2042	295	274,094
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	740	747,038
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2042	340	343,575
Indiana (State of) Municipal Power Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2043	1,285	1,325,728
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB	3.84%	02/01/2054	120	102,079
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB	6.00%	02/01/2048	20	21,748
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB	4.13%	02/01/2052	15	13,184
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.00%	03/01/2053	75	75,053
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB	5.25%	01/01/2055	30	30,687
Indianapolis Local Public Improvement Bond Bank (Circle City Forward Phase II), Series 2023, RB	5.25%	02/01/2048	970	1,006,495
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	3,000	3,020,931
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	3,500	3,497,148
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	90	88,611
Merrillville Multi School Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2042	120	124,426
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	1,335	1,338,579
Northern Indiana Commuter Transportation District, Series 2024, RB	5.25%	01/01/2049	80	82,387
Westfield-Washington Multi-School Building Corp., Series 2024 A, RB, (INS - BAM)(a)	5.25%	07/15/2043	1,020	1,066,426
				26,928,042
Iowa-0.13%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics), Series 2022 B, RB	3.00%	09/01/2056	150	100,328
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics), Series 2025, RB	4.50%	09/01/2048	500	468,970
Iowa (State of) Finance Authority (Alcoa, Inc.), Series 2012, RB	4.75%	08/01/2042	100	95,523
Iowa (State of) Finance Authority (Lifespace Communities, Inc.), Series 2018 A, RB	5.00%	05/15/2048	1,030	935,410
Iowa (State of) Finance Authority (Unitypoint Health), Series 2016 E, Ref. RB	4.00%	08/15/2046	690	596,627
Iowa (State of) Higher Education Loan Authority (Des Moines University), Series 2020, RB	4.00%	10/01/2045	60	49,653
Iowa (State of) Higher Education Loan Authority (DES Moines University), Series 2020, RB	4.00%	10/01/2050	45	35,650
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2046	520	524,265
Iowa (State of) Higher Education Loan Authority (University of Dubuque), Series 2025, RB	6.00%	10/01/2055	1,000	1,018,873
				3,825,299
Kansas-0.16%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	5.00%	09/01/2042	1,520	1,554,717
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	5.00%	09/01/2047	265	265,162
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	4.00%	09/01/2052	80	68,094
Johnson County Unified School District No. 512 Shawnee Mission, Series 2021 A, Ref. GO Bonds	3.00%	10/01/2041	40	32,268
Johnson County Unified School District No. 512 Shawnee Mission, Series 2023 A, GO Bonds	4.00%	10/01/2042	15	13,983
Johnson County Unified School District No. 512 Shawnee Mission, Series 2023 A, GO Bonds	4.00%	10/01/2043	5	4,571
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2041	15	15,929
Kansas (State of) Development Finance Authority, Series 2025, RB	4.50%	09/01/2054	500	462,696
University of Kansas Hospital Authority, Series 2017, Ref. RB	4.00%	03/01/2042	100	91,247
University of Kansas Hospital Authority (KS Health System), Series 2015, Ref. RB	4.00%	09/01/2040	390	365,693
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-(continued)
University of Kansas Hospital Authority (KS Health System), Series 2017 A, Ref. RB	5.00%	03/01/2047	$25	$24,928
University of Kansas Hospital Authority (KS Health System), Series 2019 A, RB	5.00%	09/01/2048	740	737,457
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	50	50,002
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	250	245,668
Wyandotte County Unified School District No. 500, Series 2025, GO Bonds, (INS - BAM)(a)	5.25%	09/01/2055	1,000	1,019,391
				4,951,806
Kentucky-0.63%
Kentucky (Commonwealth of) Economic Development Finance Authority, Series 2019 A, Ref. RB	5.00%	08/01/2044	55	54,369
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2041	1,115	1,119,327
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2046	50	49,271
Kentucky (Commonwealth of) Economic Development Finance Authority (Commonspirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2049	10	9,741
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2045	1,390	1,382,214
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017, Ref. RB, (INS - AGI)(a)	4.00%	12/01/2041	1,200	1,096,617
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	5.00%	01/01/2045	1,000	983,969
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	1,000	995,262
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2045	30	28,623
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2045	150	133,114
Kentucky (Commonwealth of) Municipal Energy Agency, Series 2015 A, Ref. RB, (INS - NATL)(a)	5.00%	09/01/2042	5	5,002
Kentucky (Commonwealth of) Municipal Energy Agency (Energy Center I), Series 2025, RB, (INS - AGI)(a)	5.00%	01/01/2050	1,000	1,010,111
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, GO Bonds	5.00%	10/01/2040	1,000	1,054,571
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2041	1,015	1,061,393
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2042	660	684,857
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2043	530	546,845
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2044	95	97,497
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2042	55	56,903
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2043	30	30,831
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2044	20	20,425
Kentucky Bond Development Corp., Series 2018, RB	4.00%	09/01/2048	2,055	1,748,883
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	200	197,791
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2041	60	61,496
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB	5.00%	05/15/2052	230	215,370
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGI)(a)	5.00%	05/15/2047	1,140	1,132,016
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2016 A, RB	3.00%	05/15/2046	930	689,181
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2017 A, RB	4.00%	05/15/2048	45	39,445
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2020 A, RB	3.00%	10/01/2043	165	120,960
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2051	675	679,173
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2014 A, RB	4.00%	05/15/2045	10	8,912
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2053	515	518,109
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB	3.13%	06/01/2041	790	641,226
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB, (INS - AGI)(a)	3.13%	06/01/2046	2,585	1,919,581
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	5.00%	09/01/2041	45	46,544
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	4.00%	09/01/2045	$110	$99,826
University of Kentucky, Series 2014 A, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	04/01/2044	270	239,505
University of Kentucky (UK Healthcare Cancer Center Parking), Series 2024, RB	4.13%	10/01/2054	50	42,581
Warren (County of), KY (Bowling Green - Warren County Community Hospital Corp.), Series 2024, RB	5.25%	04/01/2049	25	25,240
Warren (County of), KY (Bowling Green - Warren County Community Hospital Corp.), Series 2024, RB	5.25%	04/01/2054	35	35,120
				18,881,901
Louisiana-0.71%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2019 A, Ref. RB	4.00%	02/01/2045	460	412,788
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGI)(a)	5.00%	11/01/2042	200	200,798
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGI)(a)	5.00%	11/01/2047	2,235	2,243,915
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGI)(a)	5.00%	12/01/2042	1,800	1,808,881
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGI)(a)	4.00%	12/01/2042	85	77,267
Lafayette (Parish of), LA School Board, Series 2023, RB	4.00%	04/01/2048	25	21,675
Lafayette (Parish of), LA School Board, Series 2023, RB	4.00%	04/01/2053	190	162,635
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2045	10	10,327
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGI)(a)	5.00%	10/01/2048	3,500	3,450,303
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017, Ref. RB	4.00%	10/01/2041	20	17,901
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGI)(a)	3.00%	06/01/2050	2,805	1,885,905
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2015, RB	4.00%	06/01/2045	65	54,445
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2015, RB	5.00%	06/01/2045	30	29,783
Louisiana (State of) Public Facilities Authority (Loyola University Maryland, Inc.), Series 2023, RB	5.25%	10/01/2048	220	210,217
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	5.00%	05/15/2047	75	73,355
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	4.00%	05/15/2042	265	236,695
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2042	435	430,836
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2046	5	4,848
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	3.00%	05/15/2047	2,800	1,959,377
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	4.00%	05/15/2049	2,585	2,170,305
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	5.00%	07/01/2046	490	470,021
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	5.00%	07/01/2051	10	9,531
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	4.00%	01/01/2056	115	92,854
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2020, Ref. RB	5.00%	04/01/2045	235	235,508
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2020, Ref. RB	4.00%	04/01/2050	50	41,319
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	1,025	1,032,370
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2052	210	210,247
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2048	635	633,180
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.25%	07/01/2053	1,040	1,052,109
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	1,000	1,006,041
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System), Series 2018 A, RB, (INS - AGI)(a)	5.00%	10/01/2048	15	14,883
Parish of East Baton Rouge Capital Improvements District, Series 2019, RB	4.00%	08/01/2044	125	113,501
Parish of East Baton Rouge Capital Improvements District, Series 2024, RB	5.00%	08/01/2048	10	10,154
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Shreveport (City of), LA, Series 2016 B, RB	5.00%	12/01/2041	$20	$20,012
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGI)(a)	4.00%	12/01/2049	1,250	1,046,988
				21,450,974
Maine-0.10%
Maine (State of) Health & Higher Educational Facilities Autho rity (Mainhealth), Series 2018 A, RB	4.00%	07/01/2048	25	21,123
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.25%	10/01/2054	35	35,274
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2043	40	40,215
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2048	60	59,240
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2045	500	434,490
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2050	2,225	1,877,055
Maine (State of) Turnpike Authority, Series 2018, RB	5.00%	07/01/2047	45	45,245
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	435	389,060
Maine Health & Higher Educational Facilities Authority, Series 2023 B, RB, (INS - AGI)(a)	4.75%	07/01/2053	20	18,803
				2,920,505
Maryland-0.91%
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	4.00%	07/01/2044	25	22,476
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	20	20,054
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2041	20	20,074
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	3,010	2,957,895
Baltimore (City of), MD (Water), Series 2019 A, RB	4.00%	07/01/2049	200	173,827
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	602,692
Baltimore (County of), MD, Series 2018, GO Bonds	4.00%	03/01/2048	25	22,125
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2049	20	17,555
Baltimore (County of), MD (Riderwood Village, Inc.), Series 2020, Ref. RB	4.00%	01/01/2045	1,000	845,021
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2016 A, Ref. RB	5.00%	01/01/2045	25	25,012
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2021, RB	3.00%	07/01/2046	85	60,288
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2021, RB	4.00%	01/01/2051	5	4,018
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	07/01/2049	10	10,058
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	07/01/2054	750	743,419
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.25%	07/01/2054	55	56,016
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2015, Ref. RB	4.13%	07/01/2047	25	22,206
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2016, Ref. RB	4.00%	07/01/2041	500	460,394
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University Maryland, Inc.), Series 2025, Ref. RB	5.00%	10/01/2054	675	649,913
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2042	2,000	2,000,980
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	1,100	1,080,605
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	3.75%	05/15/2047	735	616,205
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	4.00%	05/15/2047	880	749,782
Maryland (State of) Health & Higher Educational Facilities Authority (Medstar Health, Inc.), Series 2015, Ref. RB	4.00%	08/15/2045	970	836,478
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center), Series 2016, Ref. RB	4.00%	07/01/2042	370	328,162
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Health), Series 2020, RB	4.00%	07/01/2048	50	42,019
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University), Series 2021, Ref. RB	4.00%	06/01/2055	55	42,916
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017, RB	4.00%	07/01/2048	1,000	846,303
Maryland (State of) Health & Higher Educational Facilities Authority (UPMC), Series 2020 B, RB	4.00%	04/15/2045	20	17,369
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	3,105	3,141,053
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	$2,695	$2,363,413
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2052	1,150	978,634
Maryland (State of) Stadium Authority, Series 2024, RB	4.00%	06/01/2049	305	264,006
Maryland (State of) Stadium Authority, Series 2024, RB	5.25%	06/01/2051	110	112,968
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	2.75%	06/01/2051	65	41,210
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2051	85	72,691
Maryland (State of) Stadium Authority (Built to Learn), Series 2024, RB	5.00%	06/01/2054	25	25,069
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	1,000	1,003,444
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2046	450	397,286
Maryland (State of) Transportation Authority, Series 2020, RB	4.00%	07/01/2045	545	484,502
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	1,295	1,307,575
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2047	235	170,147
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	1,015	1,018,675
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2042	620	648,794
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2043	215	223,577
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	4.00%	07/01/2050	385	333,379
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2041	1,005	1,061,177
Maryland Economic Development Corp. (College Park Leonardtown), Series 2024, RB, (INS - AGI)(a)	5.00%	07/01/2054	195	191,496
Montgomery (County of), MD, Series 2015, RB	4.00%	12/01/2044	135	118,220
University System of Maryland, Series 2021 A, Ref. RB	4.00%	04/01/2051	135	116,819
Washington (State of) Suburban Sanitary Commission, Series 2017, RB	4.00%	06/15/2047	45	40,234
				27,388,231
Massachusetts-4.32%
Brockton (City of), MA, Series 2022, GO Bonds	4.00%	08/01/2047	500	443,143
Greater Fall River Vocational School District, Series 2025, GO Bonds	5.00%	06/01/2055	395	398,034
Massachusetts (Commonwealth of), Series 2015 A, RB	4.00%	06/01/2045	425	388,019
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	5.00%	07/01/2045	110	110,001
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	3.25%	09/01/2040	420	367,509
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2041	210	195,979
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2042	1,165	1,080,602
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2044	140	126,444
Massachusetts (Commonwealth of), Series 2015, GO Bonds	4.00%	05/01/2045	1,575	1,410,247
Massachusetts (Commonwealth of), Series 2016 B, RB	4.00%	06/01/2046	3,220	2,912,944
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2041	1,780	1,462,680
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2042	715	664,029
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	1,400	1,076,286
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	1,910	1,678,329
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2042	3,805	3,529,348
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	3.00%	09/01/2046	1,640	1,214,985
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2040	5	4,764
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	3,370	3,040,859
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2045	175	156,370
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2046	445	393,227
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	2,480	2,501,263
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	40	40,126
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.25%	04/01/2047	1,115	1,127,613
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	3.50%	06/01/2042	40	33,805
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	4,000	4,025,193
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2041	190	177,627
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2043	165	151,217
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2044	740	669,701
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2045	50	44,811
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2046	110	97,498
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2047	75	65,854
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	1,005	1,019,249
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2042	60	60,695
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	$45	$45,281
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2046	20	20,102
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2041	10	10,152
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2042	10	10,124
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2044	325	327,597
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2045	100	100,672
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.25%	09/01/2043	205	210,028
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	2,260	2,315,854
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	4,000	4,019,199
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2041	10	10,243
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2042	30	30,601
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	25	25,418
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2044	155	157,052
Massachusetts (Commonwealth of), Series 2019, GO Bonds	5.00%	05/01/2046	5	5,044
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	2.50%	03/01/2043	500	356,556
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2047	240	175,653
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2048	50	36,167
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2049	175	125,183
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	2.75%	03/01/2050	15	10,123
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2045	1,005	1,020,021
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2048	70	70,637
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2041	5	4,664
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	3.00%	11/01/2042	30	23,832
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	2,500	2,539,663
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	3,500	3,526,200
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	790	810,563
Massachusetts (Commonwealth of), Series 2021 B, GO Bonds	3.00%	04/01/2047	1,005	735,071
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2051	1,000	1,007,390
Massachusetts (Commonwealth of), Series 2021, Ref. RB	5.00%	06/01/2043	20	20,431
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	3.00%	02/01/2041	75	61,548
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	4.00%	02/01/2042	1,015	943,129
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	3.00%	02/01/2043	50	39,117
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2041	15	15,659
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2047	5	5,084
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2047	100	103,593
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2042	15	15,547
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2048	13,185	13,362,271
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2049	15	15,170
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2043	30	31,123
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2048	355	360,734
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2053	90	90,743
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2041	30	31,549
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2043	50	51,872
Massachusetts (Commonwealth of), Series 2023 C, GO Bonds	5.00%	10/01/2048	40	40,676
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2042	100	104,446
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2043	10	10,385
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2051	1,000	1,012,126
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2052	1,025	1,035,287
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2053	1,120	1,129,689
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2041	10	10,554
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2042	35	36,624
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2049	2,190	2,228,668
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2054	1,500	1,518,304
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2042	15	15,708
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	06/01/2044	660	682,566
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	4.00%	07/01/2044	20	18,212
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	07/01/2045	35	36,134
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2041	5	5,286
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2043	$5	$5,207
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2044	5	5,181
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2054	1,085	1,098,671
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2040	5	5,337
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2041	105	111,011
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2042	775	812,713
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2043	40	41,659
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2044	5	5,185
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2051	1,000	1,015,307
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2053	1,000	1,013,701
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2054	1,000	1,012,917
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2040	10	10,711
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2041	60	63,625
Massachusetts (Commonwealth of), Series 2024, GO Bonds	5.00%	12/01/2050	30	30,525
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2049	1,540	1,575,682
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2016 A, RB	5.00%	06/01/2041	25	25,065
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2042	85	85,545
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2047	25	25,028
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	2,000	2,037,801
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	10	10,023
Massachusetts (Commonwealth of) (Rail Enhancement Bonds) (Sustainability Bonds), Series 2024, RB	5.00%	06/01/2054	45	45,571
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2022 B, RB	5.00%	06/01/2052	230	231,451
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2024 A, RB	5.00%	06/01/2053	130	131,750
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2023, RB	5.00%	06/01/2053	2,380	2,401,333
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds), Series 2021, RB	4.00%	06/01/2050	375	334,648
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	2,830	2,816,647
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2051	850	736,697
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2046	15	15,424
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.25%	07/01/2052	1,000	1,038,739
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2048	40	35,058
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2053	385	331,151
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2022 A, Ref. RB	5.00%	07/01/2052	500	502,614
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025, RB	5.00%	02/01/2044	50	52,363
Massachusetts (Commonwealth of) Development Finance Agency, Series 2017, Ref. RB	4.00%	04/01/2041	535	497,430
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,035	967,630
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2041	5	5,194
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	4.00%	03/01/2054	250	213,791
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	5.25%	03/01/2054	755	774,820
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	4.25%	07/01/2055	15	13,169
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 1999 P, RB	5.45%	05/15/2059	280	291,791
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017 T, Ref. RB	4.00%	07/01/2042	265	249,539
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	5.00%	07/01/2044	1,525	1,427,424
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	4.00%	07/01/2045	815	687,715
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2017, RB	4.00%	07/01/2047	1,270	1,048,109
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2048	$1,725	$1,655,084
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2052	1,990	1,881,127
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	4.00%	10/01/2046	240	209,356
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	5.00%	10/01/2046	4,030	4,067,073
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2023 FF, Ref. RB	4.00%	10/01/2046	5	4,375
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2023 FF, Ref. RB	5.00%	10/01/2048	385	392,227
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2025 B-2, RB	4.00%	10/01/2048	315	271,798
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2025 B-2, RB	5.00%	10/01/2048	105	107,606
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2043	15	15,049
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2048	385	378,594
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	1,415	1,422,132
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	1,500	1,481,715
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2016 A, RB	5.00%	01/01/2047	600	561,273
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	5.00%	10/01/2043	175	159,111
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	4.00%	10/01/2046	185	142,797
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2024, Ref. RB	5.00%	07/01/2042	20	20,744
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2024, Ref. RB	5.00%	07/01/2043	10	10,313
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham, Inc.), Series 2024 D, Ref. RB	5.00%	07/01/2054	150	150,707
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	165	168,587
Massachusetts (Commonwealth of) Development Finance Agency (Olin College), Series 2025, Ref. RB	5.25%	11/01/2051	15	15,218
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2015 O-1, RB	4.00%	07/01/2045	415	358,825
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2047	90	88,706
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2041	465	422,910
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2013, RB	4.00%	07/01/2043	1,435	1,238,163
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2016 I, Ref. RB	5.00%	07/01/2041	1,015	981,105
Massachusetts (Commonwealth of) Development Finance Agency (Southcoast Health System Obligated Group), Series 2021 G, Ref. RB	5.00%	07/01/2050	1,050	1,009,086
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University), Series 2021, RB	4.00%	07/01/2051	700	542,705
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care Obligated Group), Series 2025, Ref. RB	4.50%	07/01/2054	800	711,375
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2045	3,500	2,585,279
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2045	1,500	1,291,951
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2017 S, RB	4.00%	07/01/2046	$200	$177,347
Massachusetts (Commonwealth of) Port Authority, Series 2015 A, RB	5.00%	07/01/2045	100	99,997
Massachusetts (Commonwealth of) School Building Authority, Series 2015 B, RB	4.00%	01/15/2045	315	287,919
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	4.00%	11/15/2046	55	49,688
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	3,415	3,416,492
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	695	633,000
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	1,000	1,011,766
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	1,020	1,032,002
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2044	40	40,579
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2016, Ref. RB	3.00%	08/01/2042	35	27,121
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	4.00%	08/15/2045	70	63,788
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	10	10,175
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	3.00%	08/15/2050	70	49,143
Massachusetts (Commonwealth of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	3,155	3,195,964
Mississippi (State of) Hospital Equipment & Facilities Authority (Umass Memorial Health Care), Series 2017, Ref. RB	4.00%	07/01/2044	20	16,922
Mississippi (State of) Hospital Equipment & Facilities Authority (Umass Memorial Health Care), Series 2017, Ref. RB	5.00%	07/01/2044	40	38,804
University of Massachusetts Building Authority, Series 2015-1, RB	4.00%	11/01/2045	210	186,581
University of Massachusetts Building Authority, Series 2017-1, RB	4.00%	11/01/2044	90	81,483
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	2,000	2,002,317
University of Massachusetts Building Authority, Series 2022-1, RB	4.00%	11/01/2046	50	44,346
				130,081,153
Michigan-1.74%
Detroit (City of), MI, Series 2023 C, GO Bonds	6.00%	05/01/2043	150	160,269
Eastern Michigan University, Series 2018 A, RB	4.00%	03/01/2047	270	225,723
Eastern Michigan University, Series 2018 A, RB, (INS - AGI)(a)	4.00%	03/01/2044	495	443,131
Grand Traverse (County of), MO Hospital Finance Authority (Munson Healthcare Obligated Group), Series 2021, Ref. RB	3.00%	07/01/2051	25	16,324
Great Lakes Water Authority, Series 2016 B, RB	5.00%	07/01/2046	35	35,006
Great Lakes Water Authority, Series 2022 B, RB	5.50%	07/01/2052	140	145,000
Great Lakes Water Authority, Series 2023 B, RB	5.25%	07/01/2053	65	66,901
Great Lakes Water Authority, Series 2023 C, RB	5.25%	07/01/2053	500	514,973
L’Anse Creuse Public Schools, Series 2025 I, GO Bonds	5.00%	05/01/2049	35	35,806
Lansing (City of), MI, Series 2023 B, GO Bonds, (INS - AGI)(a)	4.13%	06/01/2048	80	71,641
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	455	457,943
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2049	1,085	1,106,190
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2054	1,000	1,016,403
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.25%	07/01/2054	1,375	1,427,108
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2045	2,775	2,474,116
Michigan (State of), Series 2020, RB	4.00%	11/15/2040	370	353,327
Michigan (State of), Series 2020, RB	5.00%	11/15/2045	165	166,767
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2044	880	791,292
Michigan (State of), Series 2021, RB	4.00%	11/15/2041	805	752,070
Michigan (State of), Series 2021, RB	4.00%	11/15/2046	2,295	2,034,739
Michigan (State of), Series 2023, RB	5.00%	11/15/2040	100	106,804
Michigan (State of), Series 2023, RB	5.00%	11/15/2041	70	73,943
Michigan (State of), Series 2023, RB	5.00%	11/15/2042	20	20,875
Michigan (State of), Series 2023, RB	5.00%	11/15/2043	160	166,053
Michigan (State of), Series 2023, RB	5.50%	11/15/2044	1,005	1,078,503
Michigan (State of), Series 2023, RB	5.00%	11/15/2046	730	747,865
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	1,095	1,138,172
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	1,265	1,337,988
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB(b)(c)	5.00%	10/15/2025	850	852,556
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB(b)(c)	5.00%	10/15/2025	615	616,850
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2041	1,095	1,104,907
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	$5	$5,004
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2051	230	229,992
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	4.00%	10/15/2049	40	34,364
Michigan (State of) Building Authority (Facilities Program), Series 2021 I, RB	4.00%	10/15/2046	1,025	904,428
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	1,000	1,012,402
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	4.00%	10/15/2052	1,060	902,219
Michigan (State of) Building Authority (Facilities Program), Series 2023 II, Ref. RB	4.00%	10/15/2047	300	257,944
Michigan (State of) Building Authority (Facilities Program), Series 2024 II, RB	5.25%	04/15/2059	30	30,763
Michigan (State of) Finance Authority, Series 2019 C, Ref. RB	4.00%	02/15/2044	250	226,334
Michigan (State of) Finance Authority, Series 2020 I, Ref. RB	3.00%	10/15/2045	325	249,585
Michigan (State of) Finance Authority, Series 2020, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	11/01/2050	50	42,324
Michigan (State of) Finance Authority, Series 2024 A, GO Bonds	5.25%	08/15/2046	100	104,085
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	1,190	1,189,871
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	4.00%	11/01/2046	435	368,809
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	4.00%	04/15/2042	1,280	1,187,589
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	155	155,624
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2041	1,275	1,278,043
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	3.25%	11/15/2042	20	15,298
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	1,410	1,170,193
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	5.00%	11/15/2048	40	38,425
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	4.00%	11/15/2050	1,225	1,018,226
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2024, RB	5.50%	02/28/2049	300	307,090
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds), Series 2024, RB	4.38%	02/28/2054	870	769,494
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds), Series 2024, RB	5.50%	02/28/2057	540	541,813
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2044	1,005	878,447
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2047	115	97,008
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019, RB	4.00%	02/15/2050	130	106,663
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016 MI-2, Ref. RB	4.00%	03/01/2051	100	81,695
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016, Ref. RB	5.00%	12/01/2045	15	15,013
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2042	500	501,516
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2040	1,610	1,484,836
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2046	675	580,567
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	3.00%	12/01/2049	2,595	1,770,972
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	4.00%	12/01/2049	570	480,761
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	4.00%	12/01/2048	2,525	2,148,685
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022, RB	4.00%	12/01/2047	1,205	1,026,965
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	1,100	1,101,671
Michigan (State of) Strategic Fund (Michigan Senate Offices), Series 2015 A, RB	4.00%	10/15/2047	855	741,484
Michigan State University Board of Trustees, Series 2019 B, RB	4.00%	02/15/2044	425	384,768
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	1,000	1,008,880
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2048	250	250,890
Michigan State University Board of Trustees, Series 2024 A, RB	5.00%	08/15/2049	330	334,749
Michigan State University Board of Trustees, Series 2024 A, RB	5.25%	08/15/2054	1,260	1,293,508
Pontiac School District, Series 2020, GO Bonds	4.00%	05/01/2050	200	170,483
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2047	2,000	2,031,572
University of Michigan, Series 2018 A, RB	5.00%	04/01/2048	700	706,547
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	1,250	1,258,414
Wayne (County of), MI Airport Authority, Series 2015 D, RB	5.00%	12/01/2045	1,000	987,452
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2023, RB, (INS - AGI)(a)	5.25%	12/01/2048	55	56,873
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	220	220,970
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Wayne State University, Series 2018 A, RB	5.00%	11/15/2043	$45	$45,352
Wayne State University, Series 2018 A, RB	4.00%	11/15/2048	1,330	1,145,658
				52,491,563
Minnesota-0.61%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2053	1,190	1,187,760
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	1,000	986,173
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2043	350	316,193
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2048	910	788,490
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	5.00%	02/15/2048	360	355,624
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2047	2,000	2,037,840
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	1,000	1,012,006
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2041	1,000	1,005,634
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2046	15	15,000
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	4.25%	01/01/2052	15	13,367
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	5.00%	01/01/2052	75	74,910
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024 A, RB	5.00%	01/01/2052	240	240,343
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024 A, RB	4.00%	01/01/2054	500	417,402
Minneapolis (City of), MN (Fairview Health Services), Series 2015 A, Ref. RB	5.00%	11/15/2044	100	96,856
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	4.00%	11/15/2048	285	231,738
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2049	10	9,619
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2040	1,000	981,291
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2041	935	902,310
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	530	549,922
Minnesota (State of), Series 2023, COP	5.00%	11/01/2043	290	299,385
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2042	80	84,533
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2044	15	15,689
Minnesota (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2041	460	489,437
Minnesota (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2043	145	152,467
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas), Series 2024 A, RB	4.13%	10/01/2053	75	62,196
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2047	665	673,452
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2054	555	553,960
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	4.00%	01/01/2049	1,005	844,621
North St. Paul-Maplewood-Oakdale Independent School District No. 622, Series 2019 A, GO Bonds, (CEP - Ohio School District)	3.00%	02/01/2046	360	279,866
Rochester (City of), MN, Series 2018, RB	4.00%	11/15/2048	245	214,608
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	5.00%	11/15/2057	50	50,146
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB	5.00%	05/01/2046	20	19,836
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	1,075	1,051,711
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	4.00%	05/01/2050	2,000	1,685,958
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2054	585	575,687
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services), Series 2017 A, Ref. RB	4.00%	11/15/2043	170	141,791
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services), Series 2017 A, Ref. RB	5.00%	11/15/2047	55	53,080
Western Minnesota Municipal Power Agency (Red Rock Hydroelectric), Series 2018, RB	5.00%	01/01/2049	10	10,032
				18,480,933
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-0.07%
Medical Center Educational Building Corp., Series 2017, Ref. RB	4.00%	06/01/2047	$340	$298,492
Medical Center Educational Building Corp., Series 2023, RB	4.00%	06/01/2053	5	4,266
Mississippi (State of) Development Bank, Series 2015, Ref. RB, (INS - AGI)(a)	4.00%	03/01/2041	685	630,940
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	1,000	970,646
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2046	185	174,537
University of Mississippi Educational Building Corp., Series 2017 , Ref. RB	4.00%	08/01/2043	145	131,682
				2,210,563
Missouri-0.69%
Jackson (County of), MO, Series 2023 A, RB	4.38%	12/01/2058	320	285,828
Jackson (County of), MO, Series 2023, RB	4.25%	12/01/2053	85	75,506
Kansas (City of), MO, Series 2018 A, RB	4.00%	01/01/2042	5	4,607
Kansas (City of), MO, Series 2024 A, RB	5.00%	12/01/2048	200	204,853
Kansas (City of), MO, Series 2024 A, RB	4.00%	01/01/2049	620	539,765
Metropolitan St. Louis Sewer District, Series 2016 C, RB(b)	4.00%	05/01/2041	95	95,843
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2042	40	40,456
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	750,967
Missouri (State of) Health & Educational Facilities Authority, Series 2020, RB	4.00%	06/01/2050	200	167,098
Missouri (State of) Health & Educational Facilities Authority, Series 2020, RB	3.00%	06/01/2053	830	545,312
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2013 C, RB(c)	4.00%	01/01/2046	50	42,872
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2015 A, RB	4.00%	01/01/2045	550	473,858
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2017 D, RB(c)	4.00%	01/01/2048	60	50,692
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	4.00%	07/01/2046	185	162,563
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	3.00%	07/01/2051	2,500	1,772,204
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2025 A, Ref. RB	4.00%	04/01/2045	10	8,772
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2025 A, Ref. RB	4.25%	04/01/2055	865	759,807
Missouri (State of) Health & Educational Facilities Authority (Coxhealth), Series 2019, RB	4.00%	11/15/2049	30	25,238
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2012, RB	4.00%	11/15/2042	1,945	1,731,640
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.00%	11/15/2045	1,255	1,076,808
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.25%	11/15/2048	215	188,741
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	5.00%	11/15/2042	55	54,851
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	3.63%	11/15/2047	660	519,881
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2047	1,515	1,282,158
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2049	65	54,130
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2020, RB	4.00%	06/01/2053	1,005	820,443
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.50%	12/01/2048	40	41,413
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.00%	12/01/2052	550	541,067
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2044	925	809,531
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2049	565	461,349
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2054	50	39,798
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	4.00%	06/01/2052	5,005	4,175,510
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	3.75%	06/01/2049	25	19,403
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	4.00%	10/01/2042	20	18,591
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2042	295	268,383
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2018 A, Ref. RB	4.00%	11/15/2048	$95	$81,214
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2042	25	22,736
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2048	1,500	1,283,084
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2041	20	18,026
Springfield (City of), MO, Series 2025, COP	4.00%	11/01/2047	10	8,755
Springfield School District No. R-12, Series 2023, GO Bonds	4.00%	03/01/2042	300	281,589
Springfield School District No. R-12, Series 2023, GO Bonds	4.00%	03/01/2043	15	13,904
St. Charles (County of), MO Public Water Supply District No. 2, Series 2022, COP	4.00%	12/01/2044	135	121,181
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2042	255	260,120
St. Louis (City of), MO, Series 2024, RB, (INS - AGI)(a)	5.25%	07/01/2054	695	713,250
				20,913,797
Montana-0.07%
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	1,405	1,266,886
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2018, Ref. RB	5.00%	08/15/2048	90	88,135
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2021, Ref. RB	3.00%	06/01/2050	1,305	868,331
				2,223,352
Nebraska-0.56%
Central Plains Energy Project (No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,300	1,323,927
Douglas County Hospital Authority No. 2, Series 2015, Ref. RB	4.25%	11/01/2045	15	13,465
Douglas County Hospital Authority No. 2, Series 2017, RB	5.00%	11/15/2047	40	39,524
Douglas County Hospital Authority No. 3, Series 2015, Ref. RB(b)(c)	5.00%	11/01/2025	5	5,019
Douglas County Hospital Authority No. 3, Series 2015, Ref. RB	5.00%	11/01/2045	10	9,830
Fremont School District, Series 2022, GO Bonds, (INS - AGI)(a)	4.00%	12/15/2047	750	658,873
Gretna Public Schools, Series 2022, GO Bonds	4.00%	12/15/2047	120	106,779
Lincoln (City of), NE, Series 2015 A, Ref. RB	4.00%	09/01/2040	100	93,416
Omaha (City of), NE, Series 2014, RB	4.00%	11/15/2044	35	31,588
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	4.00%	02/01/2042	15	13,935
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	600	605,009
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	715	721,998
Omaha (City of), NE Public Power District, Series 2021 A, RB	4.00%	02/01/2051	730	621,888
Omaha (City of), NE Public Power District, Series 2021 B, Ref. RB	4.00%	02/01/2046	180	157,830
Omaha (City of), NE Public Power District, Series 2022 A, RB	4.25%	02/01/2047	2,640	2,406,175
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.00%	02/01/2047	1,010	1,023,345
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	1,315	1,365,667
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2053	1,800	1,849,033
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2053	2,000	2,054,481
Omaha (City of), NE Public Power District, Series 2024 A, RB	5.50%	02/01/2054	45	47,327
Omaha (City of), NE Public Power District, Series 2024 C, RB	4.00%	02/01/2049	1,000	865,595
Omaha Public Power District, Series 2024 A, RB	5.50%	02/01/2049	370	390,969
Omaha Public Power District, Series 2024 D, Ref. RB	5.00%	02/01/2043	575	599,141
Omaha-Douglas Public Building Commission, Series 2020 B, GO Bonds	4.00%	05/01/2050	80	69,272
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	425	320,107
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	4.00%	05/15/2051	280	234,041
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2059	500	416,026
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2062	1,040	858,303
				16,902,563
Nevada-0.54%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	130	121,167
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2043	1,100	1,114,159
Clark (County of), NV, Series 2022, RB	3.00%	07/01/2042	25	20,002
Clark (County of), NV (Founders Academy of Las Vegas), Series 2018, GO Bonds	4.00%	07/01/2044	510	463,541
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2018, GO Bonds	4.00%	07/01/2045	$25	$22,531
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	2,355	2,364,234
Clark (County of), NV Water Reclamation District, Series 2023, GO Bonds	5.00%	07/01/2053	190	192,235
Henderson (City of), NV, Series 2020 A-1, GO Bonds	4.00%	06/01/2045	820	735,221
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	1,740	1,742,055
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	4.00%	07/01/2049	2,465	2,057,623
Las Vegas (City of), NV Convention & Visitors Authority, Series 2022 B, RB	5.25%	07/01/2049	55	56,179
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	955	961,949
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	1,770	1,777,872
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2046	1,240	1,240,452
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2046	1,040	929,808
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2051	215	185,147
Las Vegas Valley Water District, Series 2025 A, GO Bonds	5.00%	06/01/2044	5	5,179
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2041	25	26,264
Reno (City of), NV, Series 2019 A-1, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2043	2,015	1,855,350
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	285	288,271
Washoe County School District, Series 2020 A, GO Bonds	4.00%	10/01/2045	225	201,618
				16,360,857
New Hampshire-0.17%
Manchester (City of), NH (Green Bonds), Series 2024, RB, (INS - AGI)(a)	5.25%	06/01/2054	275	285,141
New Hampshire (State of) Business Finance Authority, Series 2021 A, RB	4.00%	07/01/2051	1,625	1,387,555
New Hampshire (State of) Business Finance Authority (Adventist Health System), Series 2024, RB	5.25%	07/01/2054	25	23,687
New Hampshire (State of) Business Finance Authority (NCCD - Unr Properties LLC - University of Nevada, Reno Project), Series 2023 A, RB, (INS - BAM)(a)	5.25%	06/01/2051	325	331,379
New Hampshire (State of) Business Finance Authority (St. Elizabeth Medical Center, Inc.), Series 2021, RB	4.00%	05/01/2051	800	678,975
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGI)(a)	3.00%	08/15/2046	2,210	1,639,128
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGI)(a)	3.00%	08/15/2051	1,030	706,362
				5,052,227
New Jersey-2.93%
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse), Series 2020, RB	4.00%	10/01/2051	290	254,062
Hudson County Improvement Authority (Hudson County Courthouse), Series 2020, RB	4.00%	10/01/2046	35	31,906
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB	5.00%	08/15/2053	1,525	1,554,161
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	25	25,146
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	3,250	3,311,509
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.00%	11/01/2052	2,650	2,653,796
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2046	580	497,994
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2050	535	448,501
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	850	855,928
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	4.00%	11/01/2044	440	381,267
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2043	280	296,189
New Jersey (State of) Educational Facilities Authority, Series 2024, Ref. RB	5.00%	03/01/2044	100	105,192
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	1,500	1,438,447
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	5.25%	09/01/2053	750	761,197
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 C, RB	4.00%	07/01/2047	5	4,608
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	4.00%	03/01/2053	925	822,082
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	5.25%	03/01/2054	2,200	2,298,998
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,095	744,428
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	2,840	2,352,784
New Jersey (State of) Health Care Facilities Financing Authority, Series 2016, Ref. RB	4.00%	07/01/2048	1,275	1,035,795
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	555	514,743
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2043	$140	$127,714
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, RB	5.00%	07/01/2041	15	15,694
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, RB	4.25%	07/01/2054	800	713,584
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2046	740	543,672
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2051	225	156,209
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2041	2,005	1,867,407
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2016, Ref. RB	5.00%	07/01/2046	210	209,719
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2017, RB	4.00%	07/01/2047	10	8,617
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	4.13%	07/01/2054	385	326,669
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	5.25%	07/01/2054	195	199,022
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024, Ref. RB	5.25%	07/01/2049	20	20,571
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	1,130	1,121,699
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	1,605	1,605,120
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	3.00%	07/01/2051	1,000	713,463
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2051	610	518,681
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.00%	07/01/2040	15	15,813
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2043	5	5,344
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2054	50	51,609
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Healthcare System Obligated Group), Series 2016, Ref. RB	5.00%	07/01/2041	45	44,110
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group), Series 2019, RB	4.00%	07/01/2044	270	235,164
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group), Series 2019, RB	3.00%	07/01/2049	365	257,728
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	4.25%	06/15/2044	1,240	1,128,059
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 AA, RB	5.25%	06/15/2043	750	759,277
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2044	1,375	1,201,678
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	1,525	1,530,573
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.50%	06/15/2046	520	406,676
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2050	1,355	1,154,467
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2046	2,840	2,843,037
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 A, RB	5.00%	06/15/2050	780	780,541
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	2,330	2,008,222
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	1,025	1,029,283
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	3.00%	06/15/2050	1,000	691,804
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2050	3,210	2,734,936
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2041	250	228,431
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2042	770	691,764
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2046	1,545	1,323,007
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 CC, RB	5.25%	06/15/2041	310	324,201
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2041	$1,290	$1,178,705
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2042	1,000	898,395
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	530	540,855
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	235	242,356
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2044	540	545,020
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2046	280	285,376
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2041	250	262,111
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2042	70	72,786
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	4.25%	06/15/2044	250	227,431
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2041	75	77,385
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2043	225	228,557
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2046	1,705	1,712,251
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.25%	06/15/2050	2,105	2,148,297
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.25%	06/15/2041	1,245	1,314,730
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2042	1,800	1,845,029
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2041	190	196,638
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2042	75	76,843
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2043	35	35,601
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2044	175	176,913
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	4.13%	06/15/2050	870	753,197
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.25%	06/15/2050	2,000	2,039,155
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	4.13%	06/15/2055	2,000	1,700,721
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	4.00%	01/01/2045	30	26,845
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2043	420	384,096
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	4.00%	01/01/2048	5	4,427
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	3,740	3,445,854
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	4,535	3,912,780
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	400	416,233
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.25%	01/01/2043	1,500	1,431,990
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	2,400	2,440,793
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.50%	01/01/2048	1,795	1,720,714
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.25%	01/01/2052	3,500	3,598,977
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.00%	01/01/2043	30	31,095
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.25%	01/01/2049	15	15,559
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2043	1,450	1,505,970
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2044	10	10,335
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2045	1,250	1,285,551
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	4.75%	01/01/2050	400	394,128
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2055	1,500	1,557,076
Newark (City of), NJ (Mulberry Pedestrian Bridge Redevelopment), Series 2022, RB, (INS - AGI)(a)	6.00%	11/15/2062	1,000	1,084,297
South Jersey Transportation Authority, Series 2020 A, RB	5.00%	11/01/2045	45	45,053
South Jersey Transportation Authority, Series 2022 A, RB	4.63%	11/01/2047	10	9,345
South Jersey Transportation Authority, Series 2022 A, RB	5.25%	11/01/2052	265	269,490
South Jersey Transportation Authority, Series 2022, RB, (INS - BAM)(a)	5.25%	11/01/2052	20	20,582
				88,151,840
New Mexico-0.05%
New Mexico (State of) Hospital Equipment Loan Council, Series 2019 A, RB	3.00%	08/01/2048	815	565,965
New Mexico (State of) Hospital Equipment Loan Council, Series 2019 A, RB	4.00%	08/01/2048	160	135,337
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2046	1,025	880,745
				1,582,047
New York-21.69%
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	4.00%	11/01/2044	5	4,576
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	5.00%	11/01/2049	100	101,305
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	505	517,227
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2053	2,185	2,225,843
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB, (INS - AGI)(a)	3.00%	07/15/2043	10	7,424
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2045	$2,000	$1,467,528
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2050	1,750	1,213,968
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	04/01/2050	500	419,493
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds), Series 2023, RB	5.25%	07/01/2052	110	105,447
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	927,175
Dutchess County Local Development Corp. (Bard College), Series 2020 A, Ref. RB	5.00%	07/01/2051	1,065	1,030,950
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	195	176,539
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	1,830	1,834,377
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	4.00%	07/01/2046	270	238,675
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group), Series 2022 A, Ref. RB	5.25%	12/01/2052	800	776,494
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	285	278,890
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	3,960	3,993,556
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	2,050	1,812,003
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2045	45	45,243
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	02/15/2047	3,435	3,004,372
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2041	35	33,029
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2042	350	324,432
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2044	150	135,435
Long Beach (City of), NY, Series 2022 B, COP, (INS - BAM)(a)	4.63%	07/15/2052	15	14,138
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	5	5,034
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	120	120,001
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	600	605,778
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	600	601,150
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2040	10	10,603
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2041	25	26,285
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2042	40	42,009
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2049	610	615,714
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2054	2,000	2,010,145
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	1,000	1,026,720
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2043	20	20,676
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGI)(a)	5.00%	09/01/2053	1,500	1,510,948
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2045	500	424,324
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2046	1,185	996,408
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	900	767,662
Metropolitan Transportation Authority, Series 2015 B, RB	4.00%	11/15/2045	610	507,753
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	1,750	1,549,544
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2046	50	41,285
Metropolitan Transportation Authority, Series 2016 C-1, RB	5.00%	11/15/2046	30	29,820
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2042	2,360	2,076,742
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	360	299,505
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2042	65	57,360
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2043	230	199,948
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2051	1,435	1,232,888
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2052	1,000	856,401
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	3.50%	11/15/2041	545	433,358
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.00%	11/15/2041	125	125,304
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.00%	11/15/2046	30	29,820
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,040	1,032,030
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2042	35	35,242
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	1,300	1,302,048
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	4.00%	11/15/2043	210	179,736
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	4.00%	11/15/2048	90	73,606
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	5.25%	11/15/2057	750	751,148
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2047	1,025	1,027,085
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	4.00%	11/15/2052	$125	$106,223
Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	11/15/2045	50	49,997
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGI)(a)	5.00%	11/15/2044	185	186,393
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	3,525	3,413,832
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2040	25	25,474
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2042	120	121,077
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - AGI)(a)	4.00%	11/15/2046	15	12,748
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - AGI)(a)	4.00%	11/15/2047	370	311,828
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2043	320	321,686
Metropolitan Transportation Authority (Green Bonds), Series 2019, RB, (INS - AGI)(a)	4.00%	11/15/2046	155	135,234
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2040	20	18,326
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2045	45	38,189
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	5.00%	11/15/2049	20	19,640
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	2,900	2,368,204
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2052	75	60,959
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2041	530	481,705
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2043	20	17,640
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2044	25	21,769
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2050	3,005	2,498,910
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	2,485	2,382,143
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	2,240	2,194,865
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	4,080	4,067,434
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	250	251,255
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	95	95,116
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2045	40	39,798
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-2, RB	4.00%	11/15/2047	245	206,348
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-2, RB	4.00%	11/15/2048	55	46,110
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2049	1,320	1,098,623
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2050	90	74,515
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	1,800	1,528,292
Metropolitan Transportation Authority (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2049	5	4,132
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2049	3,455	3,482,637
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2051	580	498,310
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	1,100	1,127,389
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	4.00%	11/15/2042	20	17,685
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2043	140	140,795
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	105	105,055
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.25%	11/15/2049	230	232,543
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2042	15	15,254
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	4.00%	11/15/2044	735	634,399
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2046	70	71,101
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2047	555	561,577
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2048	855	863,413
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2041	55	57,752
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2042	200	207,609
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2043	850	877,283
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2044	655	672,878
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2045	260	265,570
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2049	15	15,120
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2050	45	45,284
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2051	510	512,711
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	4.00%	11/15/2054	15	12,730
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2042	95	96,675
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.25%	11/15/2045	1,000	1,019,768
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	2,410	2,414,119
Monroe County Industrial Development Corp. (Highland Hospital of Rochester), Series 2017, RB	5.00%	12/01/2046	160	154,787
Monroe County Industrial Development Corp. (Rochester Regional Health), Series 2020, Ref. RB	4.00%	12/01/2046	70	57,576
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	540	491,087
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Monroe County Industrial Development Corp. (University of Rochester), Series 2017, Ref. RB	4.00%	07/01/2043	$210	$190,978
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	4,480	3,843,303
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	390	390,763
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	470	458,640
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2056	685	661,866
Nassau (County of), NY, Series 2013 A, GO Bonds	4.00%	04/01/2043	190	173,508
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2049	3,500	3,541,278
Nassau (County of), NY, Series 2024 A, GO Bonds	4.00%	04/01/2054	10	8,644
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2041	505	505,463
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	4.00%	10/15/2045	1,395	1,224,933
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	390	390,619
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2041	640	652,352
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	25	25,124
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.25%	12/01/2042	590	467,730
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	12/15/2041	5	4,641
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	12/15/2042	20	18,189
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	06/15/2044	15	13,300
New York & New Jersey (States of) Port Authority, Series 2017, Ref. RB	5.00%	10/15/2042	25	25,308
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2049	1,010	865,861
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2041	15	14,138
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	09/01/2045	130	114,997
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2046	20	17,673
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2051	25	21,235
New York & New Jersey (States of) Port Authority, Series 2023-241, RB	5.00%	07/15/2053	15	15,137
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	1,110	1,129,027
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	1,000	1,013,578
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2042	10	10,503
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	10/15/2042	10	10,536
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2043	20	20,837
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2043	85	76,899
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	4,590	4,610,859
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	1,000	1,012,589
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	1,070	1,078,343
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2042	210	218,795
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2043	410	423,786
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2048	30	30,404
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2049	20	20,348
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2054	735	745,131
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2041	50	52,843
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2042	60	62,887
New York & New Jersey (States of) Port Authority, Two Hundred Forty One Series 2023, RB	5.00%	07/15/2041	60	63,154
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	65	65,722
New York & New Jersey (States of) Port Authority, Two Hundred Sixteenth Series 2019, RB	4.00%	09/01/2049	100	85,826
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	4.00%	07/15/2061	500	406,542
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	125	118,140
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	2,400	2,412,418
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	4,965	5,006,770
New York (City of), NY, Series 2016 B-1, GO Bonds	4.00%	12/01/2043	665	586,468
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	10/01/2041	1,000	918,101
New York (City of), NY, Series 2017 B-1, GO Bonds	3.25%	10/01/2042	565	448,069
New York (City of), NY, Series 2018 E-1, GO Bonds	4.00%	03/01/2042	255	230,082
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2040	15	14,105
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2041	340	267,998
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2042	170	172,751
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	$635	$643,198
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	900	830,121
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	45	45,861
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	35	35,504
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2041	40	36,940
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2042	80	72,485
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	40	40,549
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2044	160	142,575
New York (City of), NY, Series 2020 D-1, GO Bonds	3.00%	03/01/2045	40	29,632
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2050	160	137,078
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2041	480	442,731
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2042	45	40,717
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	3,700	3,700,226
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2050	145	124,089
New York (City of), NY, Series 2021 BB-1, Ref. RB	4.00%	06/15/2045	290	259,824
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2041	110	87,540
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	215	219,032
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2043	20	20,290
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	25	25,249
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	560	488,034
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2050	400	400,132
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2041	65	67,272
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	195	200,209
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	765	673,107
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	580	603,262
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	205	211,755
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2046	40	40,426
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2048	10	10,055
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2043	25	25,693
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2044	25	25,521
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	155	155,230
New York (City of), NY, Series 2024 A, GO Bonds	4.13%	08/01/2053	3,200	2,771,080
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	275	285,804
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	215	221,786
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	90	92,308
New York (City of), NY, Series 2024 C, GO Bonds	4.00%	03/01/2046	45	39,582
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2047	70	72,138
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2048	55	56,575
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2049	20	20,538
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2053	190	194,330
New York (City of), NY, Series 2024 C, GO Bonds	4.13%	03/01/2054	230	198,229
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2041	95	99,601
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2042	80	83,294
New York (City of), NY, Series 2024 C-1, GO Bonds	5.25%	09/01/2046	1,080	1,118,704
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2047	1,185	1,199,737
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2048	685	692,165
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2040	20	21,100
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2043	450	464,302
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2044	1,505	1,543,854
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2045	230	204,142
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2047	55	56,691
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	845	863,731
New York (City of), NY, Series 2024, GO Bonds	5.25%	09/01/2045	20	20,815
New York (City of), NY, Series 2025 E, GO Bonds	5.25%	08/01/2050	60	61,643
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	220	224,618
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2041	15	13,764
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2042	30	26,999
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	25	25,312
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2043	$155	$137,284
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	10	10,076
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	1,240	1,249,853
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	10	10,048
New York (City of), NY, Subseries 2018 F-1, GO Bonds	3.50%	04/01/2046	535	429,619
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	160	163,158
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	1,085	980,338
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	520	526,461
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2044	910	814,640
New York (City of), NY, Subseries 2019 A-1, GO Bonds	3.00%	08/01/2045	25	18,398
New York (City of), NY, Subseries 2020 B-1, GO Bonds	3.00%	10/01/2044	175	130,457
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	775	822,502
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	545	573,446
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	655	683,677
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	345	358,028
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	2,400	2,451,383
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	20	20,717
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	135	141,491
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	10	10,447
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	70	72,819
New York (City of), NY, Subseries 2022 D-1, GO Bonds	4.50%	05/01/2049	110	102,701
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2041	120	124,642
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	10	9,081
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	1,605	1,676,504
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	3,165	3,288,837
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	2,540	2,599,184
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	1,620	1,396,581
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2040	40	42,290
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2043	390	402,898
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2044	465	477,494
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	1,375	1,411,387
New York (City of), NY, Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	1,360	1,157,618
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2041	10	10,524
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2043	95	98,393
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	1,835	1,887,346
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	10	10,257
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	2,000	2,006,373
New York (City of), NY Industrial Development Agency, Series 2019, Ref. RB	4.00%	06/15/2042	55	50,445
New York (City of), NY Industrial Development Agency, Series 2020, Ref. RB	5.00%	06/15/2041	20	20,673
New York (City of), NY Industrial Development Agency, Series 2025 BB, RB	5.00%	06/15/2043	145	151,169
New York (City of), NY Industrial Development Agency, Series 2025 BB, RB	5.00%	06/15/2048	5	5,083
New York (City of), NY Industrial Development Agency, Series 2025 BB, RB	5.00%	06/15/2052	70	70,872
New York (City of), NY Industrial Development Agency, Series 2025 BB, RB	4.25%	06/15/2053	1,130	1,007,141
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.00%	01/01/2046	2,115	1,510,712
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB	4.00%	03/01/2045	10	8,623
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	03/01/2045	60	53,711
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	03/01/2049	3,530	2,446,113
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	195	199,154
New York (City of), NY Municipal Water Finance Authority, Series 2012, RB	4.00%	06/15/2047	1,520	1,306,684
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	4.25%	06/15/2047	155	139,542
New York (City of), NY Municipal Water Finance Authority, Series 2013, RB	3.75%	06/15/2047	375	309,411
New York (City of), NY Municipal Water Finance Authority, Series 2014 AA, Ref. RB	4.00%	06/15/2044	575	505,699
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC, RB	4.00%	06/15/2045	285	251,486
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	105	91,716
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	3.00%	06/15/2046	$1,625	$1,188,039
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	4.00%	06/15/2046	25	21,871
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	4.00%	06/15/2046	355	311,446
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	5.00%	06/15/2046	105	105,290
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB, RB	3.38%	06/15/2045	65	51,337
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	155	155,565
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	55	55,145
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	4.00%	06/15/2047	55	47,355
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	610	612,564
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.25%	06/15/2047	100	100,791
New York (City of), NY Municipal Water Finance Authority, Series 2018 CC-1, RB	4.00%	06/15/2048	225	194,003
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	815	657,825
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	4.00%	06/15/2048	175	150,891
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB, RB	3.00%	06/15/2049	25	17,695
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	550	552,591
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	3,490	3,558,661
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2049	90	90,389
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-2, Ref. RB	4.00%	06/15/2041	55	51,489
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	1,000	1,002,889
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.25%	06/15/2049	335	338,297
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	1,000	865,225
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	810	742,553
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2043	205	185,303
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,020	715,905
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	2,280	1,972,713
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	5.00%	06/15/2050	1,005	1,008,241
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	1,770	1,622,615
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB	4.00%	06/15/2050	525	453,492
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-3, Ref. RB	4.00%	06/15/2042	635	582,125
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	4.00%	06/15/2042	625	572,957
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	4.00%	06/15/2041	950	887,456
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	50	51,705
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	4.00%	06/15/2050	875	757,072
New York (City of), NY Municipal Water Finance Authority, Series 2020, RB	3.00%	06/15/2050	1,000	701,868
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	3.50%	06/15/2048	140	110,624
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	3,000	3,002,517
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	5,355	4,612,187
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	3.00%	06/15/2044	1,205	913,332
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	4,195	4,270,164
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,800	1,550,315
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	1,595	1,615,542
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	4.00%	06/15/2052	595	510,129
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	5.00%	06/15/2052	1,395	1,393,356
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	4.00%	06/15/2045	45	40,318
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	65	66,134
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2046	4,110	3,773,608
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	1,500	1,354,109
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.00%	06/15/2047	1,095	1,112,043
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	2,525	2,608,285
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	135	137,586
New York (City of), NY Municipal Water Finance Authority, Series 2023, Ref. RB	5.25%	06/15/2046	10	10,366
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.00%	06/15/2051	25	25,320
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.25%	06/15/2053	5	5,163
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	4.00%	06/15/2054	350	298,901
New York (City of), NY Municipal Water Finance Authority, Series 2024, RB	5.00%	06/15/2046	50	51,131
New York (City of), NY Municipal Water Finance Authority, Series 2024, RB	5.00%	06/15/2048	360	365,720
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2046	50	51,131
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	4.00%	06/15/2049	1,500	1,289,103
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	$4,165	$4,182,500
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	1,085	1,015,741
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	1,125	1,165,997
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.25%	06/15/2048	1,500	1,548,737
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.00%	06/15/2053	1,500	1,516,273
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	1,010	1,039,413
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-1, RB	5.25%	06/15/2054	10	10,291
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	35	36,047
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2045	5	5,126
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	120	124,167
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	2,235	2,306,360
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2046	560	572,251
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	4.00%	07/15/2042	170	154,645
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	4.00%	07/15/2044	270	238,570
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(b)(c)	5.00%	01/15/2026	290	292,662
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2045	50	43,293
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2042	625	564,997
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2042	110	99,950
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2043	205	184,616
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2042	850	772,341
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	30	30,192
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	50	50,336
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	100	100,901
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.25%	05/01/2043	1,790	1,421,055
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2044	375	334,990
New York (City of), NY Transitional Finance Authority, Series 2017, RB	4.00%	02/01/2044	350	313,635
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2041	745	757,460
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2042	465	422,130
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2043	680	614,499
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2044	40	35,945
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	10	10,120
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	60	60,521
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	3.50%	07/15/2047	1,090	868,008
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	65	65,782
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	100	87,818
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	3.63%	07/15/2047	705	574,619
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2041	665	613,050
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2042	1,765	1,596,285
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2043	170	151,717
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	3.00%	05/01/2045	55	40,339
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2041	70	64,413
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2042	15	13,551
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2043	45	40,037
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	1,290	1,130,500
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	285	202,354
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2047	40	34,447
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	3,200	2,999,621
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	2,160	1,951,381
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2045	1,955	1,721,235
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2041	20	18,327
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2042	100	90,599
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2044	130	115,221
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2041	195	178,868
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	270	276,649
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2042	40	36,278
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2043	945	848,235
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2044	85	75,520
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2045	50	44,021
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	$250	$182,576
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2047	50	43,282
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	11/01/2050	15	10,454
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2041	65	51,613
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2042	90	81,546
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2045	625	549,268
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2048	20	14,212
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2041	225	207,058
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	1,730	1,570,641
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	1,140	1,028,820
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	1,020	890,276
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	2,020	1,729,245
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	300	165,160
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	670	464,915
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	40	41,432
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	750	787,159
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	20	20,443
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	1,340	1,363,782
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	1,625	1,409,302
New York (City of), NY Transitional Finance Authority, Series 2022 C-1, RB	4.00%	02/01/2051	10	8,505
New York (City of), NY Transitional Finance Authority, Series 2022 F, RB	4.00%	02/01/2051	25	21,642
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2041	5	5,167
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	110	113,481
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	630	642,885
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	465	472,913
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	355	357,432
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	2,005	1,841,575
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2042	3,000	2,719,867
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2043	45	40,495
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	2,265	2,303,542
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2047	3,535	3,066,294
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	1,600	1,610,961
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2041	1,000	1,043,280
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2042	1,520	1,570,714
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	745	764,601
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	790	806,512
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2045	200	203,432
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	695	704,415
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	300	302,872
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	400	402,882
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	4.00%	05/01/2053	1,000	844,392
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	50	50,191
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	1,000	1,042,288
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2040	1,000	1,050,681
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	3,010	3,139,385
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	1,800	1,875,075
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	1,770	1,827,778
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	1,275	1,308,528
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2044	2,040	2,081,828
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	2,300	2,361,871
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	4.00%	02/01/2051	690	597,306
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2041	20	20,913
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2041	975	1,059,009
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2042	55	56,940
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	525	539,118
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	290	297,027
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	1,000	1,024,231
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	1,020	937,115
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2043	$1,190	$1,229,874
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2041	35	36,773
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2042	1,610	1,680,891
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2044	2,120	2,180,873
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2045	280	286,399
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2046	1,055	1,071,543
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2047	1,355	1,371,012
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2048	1,000	1,010,550
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.25%	05/01/2049	1,010	1,041,041
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2050	1,370	1,382,646
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	4.00%	05/01/2051	535	455,121
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2041	15	15,760
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2042	125	130,504
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2043	170	179,504
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2044	5	5,144
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2045	120	125,411
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2048	855	883,512
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2049	740	747,538
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2050	20	20,185
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.50%	05/01/2052	1,000	1,048,481
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	4.25%	05/01/2054	1,255	1,128,966
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2040	570	602,730
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	355	372,125
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2041	80	83,769
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2042	120	124,952
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	860	886,947
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	65	66,754
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	585	593,675
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2047	315	318,576
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2048	155	156,484
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	500	504,572
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	3,500	3,587,762
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2042	100	104,215
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2043	515	531,443
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2044	180	184,991
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2046	185	187,752
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	1,305	1,320,092
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	1,485	1,532,217
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2041	65	68,165
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2045	150	153,265
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.00%	05/01/2046	45	39,307
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2049	90	92,632
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2051	140	143,826
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2040	400	424,164
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2041	105	110,318
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2042	85	88,743
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2043	280	289,382
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2044	315	323,571
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2045	130	132,971
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2046	130	132,038
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2047	1,530	1,548,080
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.50%	11/01/2049	1,000	1,052,093
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	4.13%	11/01/2053	1,005	869,895
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2053	1,825	1,837,070
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2041	1,000	1,052,885
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2042	290	303,330
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2043	30	31,049
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2046	1,170	1,189,139
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.50%	11/01/2051	$1,000	$1,051,461
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2040	20	21,262
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2041	2,275	2,092,518
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	3.00%	08/01/2042	455	352,167
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	4.00%	02/01/2041	150	138,226
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2042	175	175,321
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	3.25%	02/01/2042	525	427,722
New York (City of), NY Transitional Finance Authority, Subseries 2018 A, RB	4.00%	08/01/2041	680	628,049
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	40	40,572
New York (City of), NY Transitional Finance Authority, Subseries 2019 S1B, RB	3.00%	07/15/2049	185	129,111
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	400	426,451
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	1,005	1,060,379
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	1,000	1,051,367
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2043	1,050	1,091,146
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	2,095	2,198,508
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	1,000	1,010,549
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	1,400	1,432,655
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History), Series 2024, Ref. RB	5.00%	07/15/2054	80	81,782
New York (State of), Series 2013 A, GO Bonds(b)	3.50%	03/01/2043	35	30,008
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2041	10	10,068
New York (State of) Dormitory Authority, Series 2016 A, RB	4.00%	07/01/2041	70	64,773
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2043	10	10,050
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	960	968,410
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2043	15	15,111
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2045	55	48,841
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2046	1,210	1,062,925
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2043	200	201,838
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2046	685	594,901
New York (State of) Dormitory Authority, Series 2017 C, RB	4.00%	03/15/2047	260	226,013
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2041	135	137,708
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2043	445	401,145
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2048	185	159,492
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	1,200	1,216,580
New York (State of) Dormitory Authority, Series 2019 A, RB	4.00%	07/01/2045	1,890	1,675,035
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	750	764,138
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	835	847,454
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2043	35	35,454
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2044	15	15,168
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2045	500	505,099
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2047	1,000	1,007,570
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	4.00%	03/15/2048	50	43,243
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	4.00%	03/15/2049	90	77,606
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	3,000	2,067,444
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	03/15/2049	40	28,470
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	70	59,228
New York (State of) Dormitory Authority, Series 2020 A, RB	5.00%	10/01/2050	745	778,480
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	1,400	1,145,938
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2041	1,740	1,398,631
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2042	600	470,131
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2043	1,380	1,243,999
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2045	65	57,461
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2046	475	415,985
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2048	410	355,158
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	4,795	4,170,865
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2049	1,120	964,727
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2041	565	525,065
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2042	570	520,200
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

107

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2043	$125	$112,681
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2044	50	50,814
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2047	280	243,779
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	1,680	1,499,970
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2047	165	143,656
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2048	300	259,684
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2049	50	43,083
New York (State of) Dormitory Authority, Series 2021, Ref. RB	4.00%	03/15/2043	135	121,696
New York (State of) Dormitory Authority, Series 2021, Ref. RB	3.00%	03/15/2050	580	408,706
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	4.25%	10/01/2051	10	8,919
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	2,225	2,307,458
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	310	282,124
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2043	160	144,232
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	1,150	1,162,387
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2049	440	379,131
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	3.50%	03/15/2052	855	660,022
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	05/01/2052	2,050	2,003,400
New York (State of) Dormitory Authority, Series 2022, Ref. RB	4.00%	05/01/2045	80	69,088
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	4.00%	03/15/2041	985	928,584
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2041	120	125,732
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2042	50	51,995
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2043	40	36,250
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2045	630	643,929
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2049	1,050	917,517
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2053	40	40,404
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2041	45	47,427
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2043	60	62,170
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2045	265	271,785
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2048	40	40,565
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2052	120	121,059
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2055	500	503,244
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2042	145	151,318
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2044	45	46,380
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2049	645	652,938
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2049	100	99,729
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2051	20	20,193
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2053	500	504,019
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2054	1,000	1,007,251
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2056	100	98,535
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2041	350	365,972
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	1,415	1,467,722
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	505	520,991
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	1,110	1,140,132
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2045	1,075	1,098,999
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	70	71,236
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2047	175	152,892
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	510	526,170
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2049	120	123,669
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	5,315	5,466,850
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2054	2,180	1,847,806
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.50%	07/01/2054	3,960	4,160,445
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2041	200	211,273
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2043	915	949,569
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2044	150	154,804
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2045	170	174,545
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2047	200	203,520
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2049	1,155	1,169,838
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2051	1,310	1,323,195
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

108

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	4.00%	03/15/2054	$955	$808,439
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2054	1,000	1,007,568
New York (State of) Dormitory Authority, Series 2024, RB	5.25%	07/01/2054	550	551,908
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2041	1,000	1,049,966
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2042	1,280	1,332,193
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2044	140	144,157
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2045	10	10,244
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2050	1,000	1,010,335
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 A, RB	4.00%	03/15/2046	10	8,839
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 A, RB	4.00%	03/15/2048	690	600,569
New York (State of) Dormitory Authority (Bid Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2050	2,750	1,937,828
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	90	91,625
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	100	101,565
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	85	85,956
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	105	93,218
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	50	50,949
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB	3.00%	03/15/2041	1,205	968,592
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	1,010	1,024,098
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	15	15,196
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	4.00%	03/15/2047	1,665	1,457,477
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	4.00%	03/15/2044	100	90,139
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2042	1,635	1,487,978
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2045	5	4,421
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2046	300	262,947
New York (State of) Dormitory Authority (Bidding Group 5), Series 2020 A, Ref. RB	4.00%	03/15/2047	965	840,169
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	750	792,717
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	540	545,255
New York (State of) Dormitory Authority (Columbia University), Series 2017 A, RB	5.00%	10/01/2047	625	657,816
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	4.00%	07/01/2050	105	90,525
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	800	803,313
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2046	1,095	935,988
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	2,045	1,692,477
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	3,645	3,654,141
New York (State of) Dormitory Authority (Group 4), Series 2020 A, Ref. RB	4.00%	03/15/2044	1,225	1,092,849
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	4.00%	07/01/2040	90	80,664
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	1,045	1,044,918
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	2,000	1,409,447
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	455	403,654
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2042	110	110,915
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2022 1-B, RB	4.00%	07/01/2051	210	179,600
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB	4.00%	09/01/2050	30	23,778
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	09/01/2050	335	228,835
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	4.00%	07/01/2043	3,200	2,774,489
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	969,732
New York (State of) Dormitory Authority (New School (The)), Series 2022 A, Ref. RB	4.00%	07/01/2047	75	61,583
New York (State of) Dormitory Authority (New School (The)), Series 2022 A, Ref. RB	4.00%	07/01/2052	2,885	2,294,274
New York (State of) Dormitory Authority (New School (The)), Series 2025 A, Ref. RB	4.25%	07/01/2050	315	268,693
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2043	790	708,252
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	2,525	2,566,328
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2049	15	15,001
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	3.00%	07/01/2041	340	273,629
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	1,790	1,589,722
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	2,250	2,248,977
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2041	25	26,381
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

109

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2044	$70	$71,959
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2045	5	5,117
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2047	200	202,968
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	4,115	3,518,659
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	4.00%	05/01/2054	25	20,471
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2043	105	106,400
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	4.00%	07/01/2044	1,760	1,558,376
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	80	80,052
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 C, Ref. RB	4.00%	07/01/2049	20	17,100
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	250	231,076
New York (State of) Dormitory Authority (St. John’s University), Series 2021 A, Ref. RB	4.00%	07/01/2048	1,750	1,436,696
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	150	126,809
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2053	25	25,017
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	2,500	2,485,800
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	3,000	2,859,115
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2045	2,060	1,840,792
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2050	2,335	2,015,068
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2055	3,010	2,543,112
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	1,620	1,117,452
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2042	125	132,072
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2054	125	106,399
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2047	1,705	1,496,624
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2052	190	162,346
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2061	330	276,130
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2048	20	20,294
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2053	35	35,276
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2058	1,200	1,215,546
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2063	35	35,406
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,750	1,749,993
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2051	190	158,862
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2051	285	283,458
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2056	355	290,606
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	3,500	3,505,684
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	1,780	1,574,189
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2046	935	659,094
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2050	200	170,996
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2053	420	278,293
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2053	350	294,868
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2045	1,365	1,215,023
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2050	1,035	892,172
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	3.00%	01/01/2053	740	496,634
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2053	10	8,526
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2042	40	36,394
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2044	35	31,030
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2047	230	198,705
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2048	160	111,485
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	3,415	2,343,187
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2050	225	151,088
New York (State of) Thruway Authority, Series 2020, RB	4.00%	01/01/2046	105	91,396
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

110

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	$6,875	$4,868,334
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	4.00%	01/01/2045	130	114,969
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.00%	03/15/2050	545	471,981
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.13%	03/15/2052	1,380	1,208,728
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2042	30	31,221
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2043	220	227,408
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2044	365	375,168
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	320	324,692
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	250	256,385
New York (State of) Thruway Authority (Bid Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2056	55	45,477
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	4.00%	03/15/2049	330	287,881
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	4.00%	03/15/2044	300	268,385
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	1,090	1,093,938
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2057	1,155	993,726
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2043	1,035	945,193
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2042	205	187,213
New York (State of) Thruway Authority (Bidding Group 2), Series 2025 A, RB	5.00%	03/15/2042	1,750	1,828,656
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2056	345	297,300
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	150	156,108
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	80	82,619
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2052	300	253,610
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2055	155	128,537
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	10	10,191
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	1,205	1,220,972
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	1,025	1,032,670
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	440	393,096
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	3.00%	03/15/2048	290	207,184
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	3,045	2,507,959
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2059	495	406,968
New York (State of) Thruway Authority (Bidding Group 5), Series 2022 A, Ref. RB	4.00%	03/15/2051	1,250	1,076,715
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2041	125	116,161
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2047	5	4,358
New York (State of) Thruway Authority (Group 2), Series 2020, RB	4.00%	01/01/2043	15	13,510
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2042	760	699,471
New York (State of) Thruway Authority (Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2048	115	99,726
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2044	60	54,083
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2046	65	57,540
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2041	40	42,994
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	12/15/2050	1,135	1,161,666
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	06/15/2053	1,000	1,020,857
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2017 A-3, RB	4.00%	08/01/2044	525	468,931
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	465	407,142
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	3,000	2,985,717
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	2,110	1,651,867
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	1,000	698,390
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	2,420	2,202,921
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.00%	09/15/2043	45	34,906
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.13%	09/15/2050	90	65,062
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.50%	09/15/2052	390	285,263
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.80%	09/15/2069	1,500	1,372,477
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	2,000	1,456,463
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	2,750	1,847,201
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	1,355	911,963
New York State Environmental Facilities Corp., Series 2016, Ref. RB	4.00%	06/15/2046	5	4,408
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB	5.00%	06/15/2042	10	10,109
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

111

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2041	$170	$171,267
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2045	2,000	1,789,092
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2049	3,250	2,834,298
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	4.00%	06/15/2047	3,000	2,614,773
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	1,250	1,261,238
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	300	305,963
New York State Urban Development Corp., Series 2015, Ref. RB	5.00%	03/15/2045	75	75,089
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2043	50	45,072
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2044	10	8,921
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2045	1,055	934,041
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2046	15	13,076
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2047	35	30,283
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2042	115	116,164
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2043	40	40,304
New York State Urban Development Corp., Series 2019 A, RB	4.00%	03/15/2048	1,710	1,471,888
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2042	20	18,381
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2043	740	669,959
New York State Urban Development Corp., Series 2019, RB	4.00%	03/15/2046	725	632,013
New York State Urban Development Corp., Series 2019, RB	4.00%	03/15/2047	100	86,522
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,021,035
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	250	254,241
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	3,470	3,081,425
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	3,585	3,066,480
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	2,000	1,397,211
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2041	3,025	2,818,843
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2045	145	128,763
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	1,000	1,003,323
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2049	1,005	859,641
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2050	10	10,030
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2047	180	129,975
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2048	10	7,132
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2050	50	34,930
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2042	1,130	1,037,081
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	70	70,937
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	1,065	1,076,657
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2048	540	385,146
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	1,035	1,079,059
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2043	20	20,539
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2044	55	56,216
New York State Urban Development Corp., Series 2024 A, GO Bonds	5.00%	03/15/2054	215	217,028
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2041	30	24,080
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2042	80	62,592
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2041	15	15,777
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2042	125	130,349
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2043	160	165,801
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	395	353,428
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2045	730	648,254
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2046	1,620	1,425,278
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	1,170	1,053,180
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2045	1,590	1,407,895
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2044	2,015	1,796,424
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2046	1,140	1,002,274
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

112

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2047	$1,335	$1,169,609
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	50	51,335
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2046	65	66,441
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	20	20,367
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2041	1,000	931,849
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2042	35	32,122
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2043	15	13,580
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2044	30	26,882
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	1,615	1,407,864
New York State Urban Development Corp. (Bidding Group 4), Series 2020, Ref. RB	4.00%	03/15/2045	25	22,200
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	1,000	698,605
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	25	25,232
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2050	140	140,966
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2049	15	15,239
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	65	65,803
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	1,310	1,323,168
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	1,000	1,003,923
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2040	1,550	1,429,835
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	1,030	931,867
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2044	1,555	1,098,117
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	20	20,278
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	400	404,024
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2047	1,550	1,353,311
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2049	75	64,262
Schenectady County Capital Resource Corp. (Union College), Series 2017, Ref. RB	5.00%	01/01/2047	50	50,088
Suffolk (County of), NY Water Authority, Series 2018 A, RB	4.00%	06/01/2041	40	38,160
Suffolk (County of), NY Water Authority, Series 2018 A, RB	3.25%	06/01/2043	990	828,033
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2044	660	515,636
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2045	200	154,725
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	2,070	2,079,662
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,125	1,127,620
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2042	100	100,623
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	20	20,004
Triborough Bridge & Tunnel Authority, Series 2019 C, RB	3.00%	11/15/2045	125	91,627
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	845	749,063
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,120	3,133,637
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	4.00%	05/15/2046	690	613,287
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	3.00%	05/15/2051	10	6,995
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	415	356,851
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2041	40	41,563
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	30	30,914
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2047	60	60,415
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	4.00%	11/15/2052	125	107,041
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	25	26,346
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	3,520	3,628,096
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	4.13%	05/15/2052	220	193,536
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	2,655	2,721,457
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	4.13%	05/15/2053	95	81,930
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	2,030	2,065,275
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	11/15/2051	130	133,460
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	05/15/2054	2,015	1,702,936
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	80	81,013
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	11/15/2054	50	42,470
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	2,195	2,258,146
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.13%	05/15/2064	2,000	1,694,813
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

113

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	$2,000	$2,053,248
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2040	5	5,327
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2043	40	41,285
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2044	100	102,603
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2045	45	45,958
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2046	110	110,808
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	50	41,835
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	5,000	5,000,885
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	120	120,833
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	165	169,312
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	4.50%	05/15/2047	50	48,258
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	5.25%	05/15/2047	685	705,092
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, RB	4.50%	05/15/2052	145	136,929
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2040	20	21,664
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	240	251,936
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	90	93,003
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2049	100	101,260
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	4.13%	05/15/2054	495	431,511
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	305	314,009
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	1,570	1,640,277
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	1,750	1,763,625
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2043	30	30,248
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2046	25	25,069
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	1,500	1,281,779
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	25	25,011
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2041	50	46,435
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2042	590	538,186
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2043	480	432,491
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	50	50,235
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	4.00%	11/15/2054	735	623,097
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,250	1,245,777
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	725	726,412
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	1,500	1,256,067
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	1,500	1,481,215
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	3,000	3,014,114
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	4.00%	05/15/2052	5,775	4,933,357
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2052	245	249,874
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	1,005	1,030,654
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	1,000	1,020,449
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	565	570,632
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	4.00%	05/15/2051	640	550,324
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	1,555	1,570,499
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	6,000	4,989,581
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	1,000	1,022,781
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	4.00%	05/15/2048	270	235,133
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2048	1,525	1,541,667
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2042	10	10,644
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.00%	12/01/2041	15	15,744
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.25%	12/01/2054	40	40,909
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	4.00%	09/01/2040	500	457,222
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI), (Acquired 01/17/2025; Cost $1,550,084)(a)(f)	5.00%	11/01/2051	1,500	1,476,985
				652,955,116
North Carolina-0.91%
Brunswick (City of), NC, Series 2020, RB	3.00%	04/01/2046	525	377,178
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

114

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
Cary (Town of), NC, Series 2017 B, Ref. RB	4.00%	12/01/2042	$10	$9,531
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	1,750	1,801,950
Charlotte (City of), NC, Series 2022 A, Ref. RB	4.00%	07/01/2052	10	8,899
Charlotte (City of), NC, Series 2023 A, RB	5.00%	07/01/2053	10	10,116
Charlotte (City of), NC, Series 2023 A, RB	5.25%	07/01/2053	5	5,169
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	2,000	2,002,011
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	1,750	1,755,925
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019, RB	4.00%	07/01/2044	230	210,246
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	3.00%	07/01/2046	500	357,319
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	4.00%	07/01/2051	925	802,919
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022 A, RB	4.00%	07/01/2052	3,500	3,033,392
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022, RB	4.00%	07/01/2047	15	13,391
Charlotte (City of), NC (Transit), Series 2021 A, Ref. COP	3.00%	06/01/2048	1,005	704,060
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	4.00%	01/15/2043	170	157,508
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	4.00%	01/15/2045	180	159,883
Fayetteville (City of), NC, Series 2023, RB	4.50%	03/01/2049	750	714,437
Guildford (City of), NC, Series 2025, GO Bonds	4.00%	03/01/2044	5	4,711
Guilford (County of), NC, Series 2025, GO Bonds	4.00%	03/01/2043	515	491,985
Nash Health Care Systems, Series 2025, RB	5.25%	02/01/2055	235	231,185
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	230	232,310
North Carolina (State of) Medical Care Commission, Series 2024, RB	5.13%	10/01/2054	1,000	952,753
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	4.00%	06/01/2042	370	345,520
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2013, Ref. RB	4.00%	11/01/2046	1,880	1,616,355
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019 A, RB	4.00%	11/01/2049	1,255	1,060,704
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019, RB	3.13%	11/01/2049	65	47,191
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019, RB	4.00%	11/01/2052	1,025	843,227
North Carolina (State of) Medical Care Commission (Rex Healthcare), Series 2020 A, RB	3.00%	07/01/2045	1,000	760,492
North Carolina (State of) Medical Care Commission (Rex Healthcare), Series 2020 A, RB	4.00%	07/01/2049	85	78,168
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	4.00%	06/01/2045	5	4,215
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	5.00%	06/01/2045	200	198,306
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group), Series 2012 A, RB	4.00%	12/01/2045	605	534,736
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	2,500	2,484,084
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2041	255	240,061
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, (INS - AGI)(a)	5.00%	01/01/2058	2,000	1,971,477
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2043	15	15,105
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	4.00%	01/01/2055	25	20,348
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGI)(a)	5.00%	01/01/2049	1,075	1,076,168
Raleigh (City of), NC Combined Enterprise System, Series 2016 A, RB	4.00%	03/01/2046	105	97,147
University of North Carolina at Chapel Hill, Series 2019, RB	5.00%	02/01/2049	1,580	1,628,586
Wake (County of), NC Industrial Facilities & Pollution Control Financing Authority (Duke Energy Progress, Inc.), Series 2013, Ref. RB	4.00%	06/01/2041	385	366,189
				27,424,957
North Dakota-0.14%
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB	4.00%	12/01/2046	70	56,965
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB	4.00%	12/01/2051	125	96,995
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2046	1,665	1,191,045
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2051	555	368,259
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

115

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota-(continued)
State Board of Higher Education of the State of North Dakota, Series 2019, RB, (INS - AGI)(a)	4.00%	04/01/2050	$230	$192,848
University of North Dakota, Series 2021 A, COP, (INS - AGI)(a)	3.00%	06/01/2061	3,500	2,274,156
				4,180,268
Ohio-1.76%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group), Series 2016, Ref. RB	5.25%	11/15/2046	10	10,098
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group), Series 2020, Ref. RB	3.00%	11/15/2040	1,000	951,841
Allen (County of), IN, Series 2025, Ref. RB	5.00%	11/01/2041	10	10,348
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2047	810	679,416
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.00%	11/01/2044	2,305	2,007,852
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.25%	11/01/2045	25	22,354
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	4.00%	12/01/2040	470	437,339
American Municipal Power, Inc. (Combined Hydroelectric), Series 2016 A, Ref. RB	5.00%	02/15/2041	45	45,064
American Municipal Power, Inc. (Combined Hydroelectric), Series 2016, Ref. RB	5.00%	02/15/2046	10	10,009
American Municipal Power, Inc. (Fremont Energy Center), Series 2017, Ref. RB	4.00%	02/15/2042	300	270,037
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	2,555	2,557,259
Berea City School District, Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	12/01/2053	455	382,286
Brunswick City School District, Series 2023, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2060	200	205,629
Butler (County of), OH, Series 2016, Ref. RB	4.00%	11/15/2040	20	17,217
Butler (County of), OH (UC Health), Series 2016, Ref. RB	5.00%	11/15/2045	470	443,730
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	4.00%	12/01/2042	1,045	915,494
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	5.00%	12/01/2047	100	97,248
Clermont (County of), OH, Series 2015, RB, (INS - BAM)(a)	4.25%	12/01/2053	190	163,849
Cleveland Municipal School District, Series 2015 A, GO Bonds, (CEP - Ohio School District)	4.35%	12/01/2045	10	9,027
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB	5.25%	01/01/2055	35	35,801
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2042	305	290,208
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2052	510	457,180
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2057	1,000	883,576
Cuyahoga Community College District, Series 2018, GO Bonds	4.00%	12/01/2042	225	206,224
Dublin City School District (Construction and Improvement), Series 2019, GO Bonds	3.63%	12/01/2048	85	69,535
Franklin (County of), OH, Series 2015, RB	5.00%	05/15/2045	200	198,748
Franklin (County of), OH, Series 2018 A, RB	4.00%	05/15/2047	1,020	883,861
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2043	15	15,135
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	525	526,080
Franklin (County of), OH, Series 2019 A, RB	4.00%	12/01/2044	365	323,663
Franklin (County of), OH, Series 2019 A, RB	4.00%	12/01/2049	445	375,331
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2015, RB	4.00%	11/01/2045	25	22,561
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2016, Ref. RB	4.00%	11/01/2040	300	281,428
Franklin (County of), OH (OhioHealth Corp.), Series 2015, RB	4.13%	05/15/2045	500	449,270
Franklin (County of), OH (Ohiohealth Corporation), Series 2018 A, RB	5.00%	05/15/2047	920	920,324
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	160	155,956
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	245	210,724
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	750	655,044
Greater Cincinnati (Port of), OH Development Authority, Series 2024, Ref. RB, (INS - AGI)(a)	4.25%	12/01/2048	1,030	923,470
Greater Cincinnati (Port of), OH Development Authority, Series 2024, Ref. RB, (INS - AGI)(a)	4.38%	12/01/2058	430	379,602
Hamilton (County of), OH (Cincinnati Children’s Hospital), Series 2019 CC, RB	5.00%	11/15/2049	5,900	6,007,897
Hamilton (County of), OH (Trihealth, Inc. Obligated Group), Series 2017 A, RB	4.25%	08/15/2047	765	673,548
Hamilton (County of), OH (Trihealth, Inc. Obligated), Series 2020, Ref. RB	3.75%	08/15/2050	195	151,800
Hamilton (County of), OH (Trihealth, Inc. Obligated), Series 2020, Ref. RB	4.00%	08/15/2050	25	20,826
Licking Heights Local School District, Series 2022, GO Bonds	5.50%	10/01/2059	250	257,928
Marysville (City of), OH, Series 2016, Ref. RB, (INS - BAM)(a)	4.00%	12/01/2046	45	38,888
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	1,500	1,330,939
Middleburg Heights (City of), OH (Southwest General Health Center), Series 2020, Ref. RB	4.00%	08/01/2047	880	715,431
Middleburg Heights (City of), OH (Southwest General Health Center), Series 2021, Ref. RB	4.00%	08/01/2041	20	17,653
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

116

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2046	$300	$259,491
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2051	25	20,801
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2016, RB	4.00%	08/01/2047	800	680,307
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	3.00%	08/01/2051	1,270	832,280
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	2,280	1,877,709
Montgomery (County of), OH (Premier Health Partners Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2042	35	30,261
North Ridgeville City School District, Series 2024, GO Bonds	4.50%	12/01/2061	2,000	1,833,269
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	3.25%	11/15/2040	190	160,752
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2043	200	181,801
Northeastern Local School District, Series 2018, GO Bonds, (INS - AGI)(a)	4.00%	12/01/2055	325	272,412
Ohio (State of), Series 2014 A, Ref. RB	4.00%	01/15/2044	1,560	1,356,113
Ohio (State of), Series 2019, RB(b)(c)	4.00%	01/01/2029	10	10,499
Ohio (State of), Series 2019, RB	4.00%	01/01/2041	95	89,565
Ohio (State of), Series 2019, RB	4.00%	01/01/2043	225	206,299
Ohio (State of), Series 2019, RB	3.55%	01/01/2046	5	4,060
Ohio (State of), Series 2019, RB	4.00%	01/01/2046	125	108,358
Ohio (State of), Series 2020 A, Ref. RB	3.00%	01/15/2045	305	218,324
Ohio (State of), Series 2020 A, Ref. RB	5.00%	01/15/2050	5	4,740
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2044	10	10,415
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, RB	4.00%	01/01/2042	60	55,874
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016, Ref. RB	4.00%	01/15/2046	1,205	1,022,811
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016, Ref. RB	5.00%	01/15/2046	150	147,113
Ohio (State of) (University Hospitals Health System, Inc.), Series 2020 A, Ref. RB	4.00%	01/15/2050	2,250	1,847,248
Ohio (State of) (University Hospitals Health System, Inc.), Series 2021 A, Ref. RB	3.00%	01/15/2046	95	66,750
Ohio (State of) (University Hospitals Health System, Inc.), Series 2021, Ref. RB	4.00%	01/15/2046	55	46,946
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University), Series 2021, Ref. RB	4.00%	12/01/2044	30	26,993
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2022), Series 2022, Ref. RB	4.00%	10/01/2052	35	26,108
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2016, Ref. RB	4.00%	07/01/2044	1,250	1,070,503
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.00%	10/01/2048	150	150,218
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.25%	10/01/2053	725	735,516
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018, RB	4.00%	02/15/2046	50	44,161
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	1,290	1,306,182
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	1,000	1,002,624
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	1,000	1,018,066
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	06/01/2044	550	556,384
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	80	83,468
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2044	435	450,992
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2042	80	84,027
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	1,030	1,041,745
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	1,175	1,182,356
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 A, RB	5.00%	12/01/2041	15	15,863
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 D, RB	5.00%	12/01/2044	35	36,333
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2046	25	22,439
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2046	270	274,811
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2040	90	95,368
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 A, RB	5.00%	12/01/2047	45	46,070
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

117

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio State University (The), Series 2017 A, Ref. RB	4.00%	12/01/2047	$75	$65,632
Ohio State University (The), Series 2023, RB	5.25%	12/01/2046	1,300	1,364,034
Ohio State University (The), Series 2023, RB	4.25%	12/01/2056	150	133,819
Ohio State University (The), Series 2024, RB	5.25%	12/01/2054	30	30,616
Ohio State University (The) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2048	1,465	1,276,431
Ross (County of), OH (Adena Health System Obligated Group), Series 2019, Ref. RB	5.00%	12/01/2049	15	14,541
Shaker Heights City School District, Series 2024, GO Bonds	5.25%	12/15/2059	15	15,370
Toledo Lucas County Public Library, Series 2025 A, GO Bonds	5.00%	12/01/2054	10	10,038
Toledo-Lucas County Port Authority, Series 2021, RB	4.00%	01/01/2057	65	47,890
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	20	20,030
University of Cincinnati, Series 2024 A, RB	5.00%	06/01/2049	60	60,952
University of Cincinnati, Series 2024 A, RB	5.25%	06/01/2049	125	129,094
University of Cincinnati, Series 2024 A, RB	5.25%	06/01/2054	30	30,745
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	2,555	2,601,203
				53,129,548
Oklahoma-0.73%
Creek (County of), OK Educational Facilities Authority (Sapulpa Public Schools), Series 2024, RB, (INS - BAM)(a)	4.00%	09/01/2044	420	377,680
Edmond Public Works Authority, Series 2017, RB	5.00%	07/01/2042	90	90,513
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2041	70	73,365
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2042	110	114,433
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2041	80	84,078
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2042	1,140	1,189,994
Oklahoma (State of) Capitol Improvement Authority, Series 2020 B, RB	4.00%	07/01/2050	570	490,609
Oklahoma (State of) Capitol Improvement Authority, Series 2025, RB	5.25%	07/01/2050	400	416,398
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation), Series 2020 B, RB	4.00%	07/01/2045	10	8,876
Oklahoma (State of) Development Finance Authority, Series 2018 B, RB, (INS - AGI)(a)	4.00%	08/15/2052	20	16,700
Oklahoma (State of) Development Finance Authority (OU Medicine), Series 2018 B, RB, (INS - AGI)(a)	4.00%	08/15/2048	25	21,687
Oklahoma (State of) Municipal Power Authority, Series 2016 A, Ref. RB, (INS - AGI)(a)	3.13%	01/01/2041	660	532,160
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	4.00%	01/01/2042	185	172,775
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	2,080	2,085,337
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2047	385	333,992
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	2,060	2,075,862
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	4.00%	01/01/2048	1,030	912,555
Oklahoma (State of) Turnpike Authority, Series 2023, RB	4.50%	01/01/2053	100	94,271
Oklahoma (State of) Turnpike Authority, Series 2023, RB	5.50%	01/01/2053	2,775	2,890,824
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2041	15	15,925
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2043	190	197,927
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2044	80	82,760
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2045	35	36,052
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2050	1,170	1,207,101
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB, (INS - AGI)(a)	4.25%	01/01/2055	2,075	1,845,520
Oklahoma (State of) Turnpike Authority (Senior Bonds), Series 2025 A, RB	5.50%	01/01/2054	1,000	1,054,432
Oklahoma (State of) Water Resources Board, Series 2023 B, RB	4.13%	10/01/2053	25	21,450
Oklahoma (State of) Water Resources Board, Series 2024 C, RB	4.00%	10/01/2049	95	82,544
Oklahoma (State of) Water Resources Board, Series 2024 C, RB	4.00%	10/01/2054	15	12,719
Oklahoma (State of) Water Resources Board, Series 2024, RB	5.00%	07/01/2049	15	15,299
Oklahoma (State of) Water Resources Board, Series 2024, RB	5.00%	07/01/2054	60	60,854
Oklahoma (State of) Water Resources Board, Series 2024, RB	5.25%	07/01/2059	770	795,773
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2021, RB	5.00%	04/01/2051	30	30,338
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2023, RB	4.00%	04/01/2048	1,255	1,098,418
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2024 A, GO Bonds	4.13%	10/01/2053	200	174,765
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2024, RB	5.00%	04/01/2049	1,000	1,023,071
University of Oklahoma (The), Series 2015 C, RB	4.00%	07/01/2045	55	48,663
University of Oklahoma (The), Series 2021 A, RB, (INS - AGI)(a)	5.00%	07/01/2046	2,170	2,189,870
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

118

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
University of Oklahoma (The), Series 2021 A, RB, (INS - AGI)(a)	4.00%	07/01/2051	$20	$16,936
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2049	85	85,682
				22,078,208
Oregon-0.69%
Astoria Hospital Facilities Authority (Columbia Memorial Hospital), Series 2024, RB	5.25%	08/01/2049	30	28,815
Deschutes County Hospital Facilities Authority, Series 2016, Ref. RB	5.00%	01/01/2048	2,265	2,222,904
Deschutes County Hospital Facilities Authority, Series 2020, RB	3.00%	01/01/2051	25	16,542
Deschutes Public Library District, Series 2021, GO Bonds	3.00%	12/01/2041	85	67,889
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2045	55	54,130
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2050	275	265,768
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGI)(a)	4.00%	08/15/2045	1,100	962,448
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	08/15/2050	2,000	1,388,302
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020, Ref. RB	4.00%	08/15/2050	10	8,138
Multnomah County School District No. 1, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.50%	06/15/2044	300	247,505
Multnomah County School District No. 40, Series 2023 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.50%	06/15/2053	30	31,671
Oregon (State of) (Article XI - Q State), Series 2023, GO Bonds	5.00%	05/01/2042	15	15,690
Oregon (State of) (Article XI-G OHSU), Series 2016 C, GO Bonds	5.00%	08/01/2041	40	40,258
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	2,480	2,504,107
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	2,135	2,153,269
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2041	135	142,193
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2043	10	10,400
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	4.00%	11/15/2042	250	235,402
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2042	985	1,001,011
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2040	70	72,830
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2040	145	154,055
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2041	225	237,017
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2042	755	788,856
Oregon (State of) Facilities Authority, Series 2015, RB	4.00%	10/01/2045	570	479,529
Oregon (State of) Facilities Authority (Legacy Health), Series 2022 A, RB	5.00%	06/01/2052	250	244,302
Oregon (State of) Facilities Authority (Willamette University), Series 2021 A, Ref. RB	4.00%	10/01/2051	2,000	1,528,569
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2019 A, RB	3.00%	09/01/2044	45	33,833
Oregon City School District No. 62, Series 2025 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	650	662,553
Oregon Health & Science University, Series 2016 B, Ref. RB	4.00%	07/01/2046	125	108,136
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	4.00%	07/01/2044	105	96,131
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	3.00%	07/01/2051	1,000	688,657
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	4.00%	07/01/2051	120	104,173
Portland (City of), OR, Series 2019 A, RB	5.00%	05/01/2044	15	15,144
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2047	1,250	1,273,630
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	5.00%	05/15/2044	85	85,029
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	3.00%	05/15/2049	55	36,615
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	4.00%	05/15/2049	130	108,367
University of Oregon, Series 2016 A, RB	5.00%	04/01/2046	30	30,147
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	2,500	2,511,718
University of Oregon, Series 2021 A, RB	3.50%	04/01/2052	80	61,712
				20,717,445
Pennsylvania-3.86%
Allegheny (County of), PA, Series 2018 C-77, GO Bonds	5.00%	11/01/2043	75	75,982
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	1,960	1,752,610
Allegheny (County of), PA, Series 2024 C-80, GO Bonds	5.00%	12/01/2054	115	115,968
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	2,130	1,840,686
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	2,285	2,201,740
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2043	90	91,042
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

119

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	4.00%	06/01/2048	$435	$380,599
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	2,030	2,154,852
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	4.00%	12/01/2049	175	152,830
Bethel Park School District, Series 2024, GO Bonds	5.00%	08/01/2050	1,000	1,015,557
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	1,015	663,306
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	4.00%	08/15/2050	5	4,135
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2021, RB	3.00%	08/15/2053	810	514,346
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGI)(a)	4.25%	12/01/2047	50	45,878
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGI)(a)	5.25%	12/01/2047	40	41,722
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	4.00%	09/01/2050	1,250	1,036,423
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB	4.00%	12/01/2046	405	356,168
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB	4.00%	12/01/2051	680	578,438
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania), Series 2024 A, Ref. RB, (INS - BAM)(a)	4.00%	08/01/2048	90	76,436
Conestoga Valley School District, Series 2022, GO Bonds	4.00%	02/01/2051	90	77,424
Cumberland (County of), PA Municipal Authority (Penn State Health), Series 2019, RB	4.00%	11/01/2044	100	86,775
Cumberland (County of), PA Municipal Authority (Penn State Health), Series 2019, RB	4.00%	11/01/2049	250	201,784
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,015	1,019,955
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	240	177,246
Geisinger Authority (Geisinger Health System), Series 2014 A, Ref. RB	4.00%	06/01/2041	35	31,817
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,005	1,697,133
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	4.00%	04/01/2050	1,630	1,363,557
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	1,000	974,611
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGI)(a)	5.00%	03/15/2048	1,000	1,014,293
Lackawanna County Industrial Development Authority, Series 2017, Ref. RB	4.00%	11/01/2040	5	4,508
Lancaster (City of), PA, Series 2016, Ref. GO Bonds, (INS - AGI)(a)	4.00%	11/01/2046	200	175,407
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	1,000	984,588
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	1,000	971,969
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016 A, Ref. RB	5.00%	08/15/2042	300	300,697
Lancaster School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	04/01/2040	2,880	2,833,045
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	4.00%	07/01/2043	180	156,086
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.13%	07/01/2040	755	698,933
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.25%	07/01/2045	845	746,178
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	225	219,411
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	3.25%	07/01/2049	550	380,724
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	4.00%	07/01/2049	1,745	1,424,415
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018 A, Ref. RB	4.00%	09/01/2049	170	139,382
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	5.00%	09/01/2043	150	149,851
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	5.00%	09/01/2048	150	144,539
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2044	1,000	862,603
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2049	1,000	803,707
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2047	40	39,250
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	1,000	952,663
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living), Series 2018 A, Ref. RB	5.00%	12/01/2048	45	42,337
Mt. Lebanon Hospital Authority (St. Clair Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	10	8,285
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2047	850	841,976
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

120

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2016, Ref. RB	4.00%	08/15/2040	$100	$91,187
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2016, Ref. RB	5.00%	08/15/2046	10	9,716
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB	5.25%	08/15/2053	375	377,700
Pennsylvania (Commonwealth of), Series 2018 A, Ref. COP	4.00%	07/01/2046	235	207,103
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	4.13%	10/01/2041	350	334,498
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2042	40	41,377
Pennsylvania (Commonwealth of), Series 2023, GO Bonds	4.00%	09/01/2041	175	164,818
Pennsylvania (Commonwealth of), Series 2023, GO Bonds	4.00%	09/01/2043	190	173,570
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	4.00%	08/15/2041	40	37,700
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	4.00%	08/15/2042	715	659,701
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	4.00%	08/15/2043	600	548,386
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	4.00%	08/15/2044	265	238,834
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023, GO Bonds	4.00%	09/01/2042	280	258,459
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	365	367,945
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2042	865	770,113
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2047	70	59,259
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	4.00%	04/15/2045	40	34,738
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	3.50%	04/15/2050	160	118,270
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2024, Ref. RB	4.38%	07/01/2053	175	159,459
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2015 B, RB	4.00%	03/15/2045	10	8,636
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	3.00%	10/15/2046	4,090	2,915,965
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	4.00%	10/15/2051	2,555	2,089,070
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2042	1,595	1,423,673
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2052	15	12,138
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2023 A-2, RB	4.00%	05/15/2048	130	110,067
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	4.00%	08/01/2054	605	513,929
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2016 AT-1, RB	3.00%	06/15/2045	635	452,641
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2016, Ref. RB, (INS - BAM)(a)	3.00%	06/15/2045	205	148,202
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, RB, (INS - AGI)(a)	4.25%	11/01/2051	135	119,435
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2040	5	5,315
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2044	10	10,241
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	4.25%	11/01/2048	400	363,294
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	11/01/2048	500	509,455
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2025, Ref. RB	5.50%	08/15/2055	35	36,638
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	2,000	2,000,978
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	4.00%	02/15/2043	450	409,949
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

121

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	$1,160	$1,164,998
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2025, RB	4.25%	02/15/2055	250	222,862
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2025, RB	5.00%	02/15/2055	200	202,552
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	4.00%	08/15/2045	1,210	1,064,215
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 C, Ref. RB	4.00%	08/15/2041	440	415,198
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2042	2,390	2,202,402
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	5.00%	08/15/2042	15	15,051
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	4.00%	08/15/2041	525	496,116
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	4.00%	08/15/2044	35	31,024
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	3.00%	08/15/2047	605	447,659
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	4.00%	08/15/2049	240	202,869
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	1,515	1,492,273
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	1,000	1,019,106
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2040	5	5,256
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2040	30	31,849
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2041	15	15,777
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2042	255	263,519
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2041	1,655	1,530,768
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2040	270	271,638
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2045	25	25,152
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2045	75	75,009
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	3.38%	12/01/2041	570	484,902
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	205	205,159
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	915	919,827
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	1,495	1,496,090
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	115	114,998
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2042	280	282,034
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	45	45,127
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2042	815	818,566
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.25%	06/01/2047	1,000	1,004,177
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2040	425	428,036
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	55	55,271
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2043	510	516,142
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	585	587,015
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	1,000	1,007,988
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2048	355	352,255
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	4,000	4,013,104
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	415	411,612
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	260	259,144
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	4.00%	12/01/2049	1,315	1,091,583
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	60	60,210
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB, (INS - AGI)(a)	4.00%	12/01/2049	1,655	1,452,188
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	305	308,533
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2050	140	140,508
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	3.00%	12/01/2042	470	367,800
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

122

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2043	$305	$272,065
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2044	400	351,298
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	215	186,600
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2046	485	416,307
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2050	2,135	1,775,282
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2046	105	105,109
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	315	316,658
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	3.00%	12/01/2051	45	31,514
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	1,160	980,158
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	725	612,599
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2046	1,290	1,104,292
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2051	500	412,905
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	500	500,319
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	150	151,262
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	4.00%	12/01/2051	70	58,068
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	4.00%	12/01/2053	25	20,514
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	465	468,460
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	3.00%	12/01/2051	990	692,194
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	4.00%	12/01/2051	1,055	888,465
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	515	527,900
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	435	444,213
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2048	1,035	1,043,169
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2053	180	180,846
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.25%	12/01/2053	555	568,050
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2047	20	20,312
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2049	90	90,990
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.25%	12/01/2054	15	15,442
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2041	150	157,015
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2042	15	15,630
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2043	15	15,541
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	4.13%	12/01/2050	800	694,504
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	5.25%	12/01/2055	500	514,960
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	12/01/2044	405	417,858
Pennsylvania State University (The), Series 2016 A, RB	5.00%	09/01/2041	275	277,370
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2048	500	519,330
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2053	500	515,513
Pennsylvania State University (The), Series 2024, RB	5.00%	09/01/2049	65	66,321
Pennsylvania State University (The), Series 2025 A, Ref. RB	5.50%	09/01/2055	90	95,250
Philadelphia (City of), PA, Fifteenth Series 2017, Ref. RB	5.00%	08/01/2042	35	35,120
Philadelphia (City of), PA, Series 2017 15, Ref. RB	5.00%	08/01/2047	960	947,851
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2047	5	4,909
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	5	4,987
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2043	65	65,559
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	500	496,895
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2053	515	514,998
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	125	125,638
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2049	845	838,819
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,525	1,526,209
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	2,400	2,377,675
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	145	146,893
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	4.50%	09/01/2048	2,000	1,912,913
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.50%	09/01/2053	1,750	1,823,641
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.25%	09/01/2049	215	222,476
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGI)(a)	4.00%	08/01/2045	1,200	1,073,897
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGI)(a)	5.00%	08/01/2050	435	435,333
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB	5.25%	08/01/2049	170	173,165
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB, (INS - AGI)(a)	5.25%	08/01/2054	85	86,518
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

123

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2045	$155	$158,448
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2046	420	427,624
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	4.00%	07/01/2049	290	245,293
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.25%	07/01/2049	110	113,713
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.50%	07/01/2053	250	261,387
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2022, RB	5.25%	11/01/2052	955	957,208
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	4.00%	09/01/2042	615	539,330
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	1,927,899
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	4.00%	09/01/2047	585	487,044
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	1,500	1,444,226
Philadelphia School District (The), Series 2018 B, GO Bonds	5.00%	09/01/2043	235	236,764
Philadelphia School District (The), Series 2018 B, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2043	450	414,871
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2044	610	607,648
Philadelphia School District (The), Series 2019 D, GO Bonds, (INS - AGI)(a)	3.00%	09/01/2044	405	305,764
Philadelphia School District (The), Series 2021 A, GO Bonds	4.00%	09/01/2046	445	394,136
Pittsburgh (City of), PA Water & Sewer Authority, Series 2025 A, RB, (INS - AGI)(a)	5.00%	09/01/2055	165	165,387
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2015 A, RB	4.00%	08/15/2045	1,600	1,365,432
Ridley School District, Series 2024 A, RB, (INS - AGI)(a)	5.00%	11/15/2050	150	149,605
Southcentral Pennsylvania General Authority (Wellspan Health Obligated Group), Series 2019, Ref. RB	4.00%	06/01/2049	10	8,285
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	250	246,428
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2047	40	40,989
University Area Joint Authority Sewer Revenue (Green Bonds), Series 2025, RB, (INS - BAM)(a)	4.00%	11/01/2044	70	63,782
Westmoreland (County of), PA Municipal Authority, Series 2016, Ref. RB, (INS - BAM)(a)	5.00%	08/15/2042	1,120	1,121,392
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(a)	4.00%	04/15/2054	55	46,331
				116,090,653
Rhode Island-0.09%
Rhode Island (State of), Series 2022 A, GO Bonds	4.13%	08/01/2042	1,065	1,020,356
Rhode Island (State of) Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	300	301,902
Rhode Island Health & Educational Building Corp., Series 2017 A, RB	4.00%	09/15/2047	975	829,556
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group), Series 2024, RB	5.25%	05/15/2049	325	318,072
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	25	24,639
Rhode Island Health & Educational Building Corp. (Providence College), Series 2023, RB	5.00%	11/01/2053	100	97,769
				2,592,294
South Carolina-1.22%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2047	1,040	1,066,661
Charleston (City of), SC, Series 2024 A, RB	5.00%	01/01/2049	895	920,485
Columbia (City of), SC, Series 2016 B, Ref. RB	4.00%	02/01/2041	50	47,220
Greenville (City of), SC Health System, Series 2014 B, RB	4.00%	05/01/2044	35	30,810
Greenville-Spartanburg Airport District, Series 2024 A, GO Bonds	5.25%	07/01/2054	45	45,955
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	5.00%	11/01/2041	265	265,272
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	4.00%	11/01/2046	190	163,355
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	5.00%	11/01/2046	70	69,532
Mount Pleasent (Town of), SC, Series 2017 A, RB	4.00%	06/01/2044	10	9,321
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

124

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
Rock Hill (City of), SC, Series 2024 A, RB	5.00%	01/01/2064	$500	$493,247
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2020, Ref. RB	4.00%	12/01/2044	990	869,462
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2025, Ref. RB	5.25%	11/01/2044	20	20,765
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016 A, RB	5.25%	08/15/2046	35	34,842
South Carolina (State of) Jobs-Economic Development Authority (Conway Hospitals, Inc.), Series 2016, RB	5.25%	07/01/2047	450	441,216
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2022 A, RB	4.00%	04/01/2052	395	339,989
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2018, RB	5.00%	11/01/2043	1,525	1,526,626
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	4.25%	11/01/2054	1,010	867,892
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	5.25%	11/01/2054	330	339,172
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2040	220	233,473
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2041	55	57,826
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.00%	11/01/2042	55	49,702
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2043	25	25,838
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2045	385	402,202
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.25%	11/01/2047	180	161,339
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.50%	11/01/2054	1,630	1,481,995
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	1,045	1,048,136
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2048	15	14,675
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	4.25%	05/01/2048	455	399,316
South Carolina (State of) Jobs-Economic Development Authority (Anmed Health), Series 2023, RB	4.25%	02/01/2048	1,445	1,317,856
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024 A, RB	5.25%	11/01/2044	195	200,407
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2054	1,570	1,613,282
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	4.00%	12/01/2045	520	453,661
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	745	739,344
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	2,670	2,669,943
South Carolina (State of) Public Service Authority, Series 2015, Ref. RB	5.00%	12/01/2055	150	147,236
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	20	16,206
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2056	55	53,889
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2040	575	536,961
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	1,095	811,307
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	620	557,513
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	1,105	1,103,871
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2043	120	120,579
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2047	35	29,878
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2051	325	269,616
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2051	1,250	1,236,127
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.25%	12/01/2050	1,050	1,064,873
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2043	545	482,749
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	2,050	2,062,507
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

125

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2047	$4,640	$3,960,965
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2052	225	185,661
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB	5.75%	12/01/2047	20	21,127
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 A, RB	5.50%	12/01/2054	25	25,766
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2041	15	15,580
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2043	205	209,278
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	4.13%	12/01/2044	10	8,970
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.25%	12/01/2054	1,100	1,111,191
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2042	1,005	1,033,414
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2045	90	91,396
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2049	65	65,234
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2040	85	86,460
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	4.00%	04/15/2043	1,365	1,192,789
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	4.00%	04/15/2048	95	80,245
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	5.00%	04/15/2048	400	394,515
Spartanburg County School District No. 4, Series 2022 A, GO Bonds	5.25%	03/01/2052	185	190,768
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	1,025	1,038,174
University of South Carolina (Campus Village), Series 2021 A, RB	4.00%	05/01/2051	60	50,946
				36,676,608
South Dakota-0.14%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	860	760,959
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	5.00%	07/01/2046	500	492,543
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.25%	07/01/2054	425	433,718
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2020 A, Ref. RB	3.00%	09/01/2045	110	81,480
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2020 A, Ref. RB	4.00%	09/01/2050	5	4,308
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	1,300	1,296,041
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	4.00%	11/01/2044	100	86,334
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB(b)(c)	5.00%	11/01/2025	5	5,020
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2040	990	916,595
				4,076,998
Tennessee-0.86%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services), Series 2024, Ref. RB	5.25%	12/01/2049	55	55,736
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,115	964,008
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	100	98,613
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System), Series 2024, Ref. RB	5.25%	12/01/2054	15	15,073
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	1,700	1,724,102
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	5.00%	08/15/2049	30	29,632
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	4.25%	08/15/2054	350	304,569
Collierville (Town of), TN, Series 2015 A, GO Bonds	4.00%	01/01/2046	80	73,247
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

126

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	4.00%	07/01/2040	$190	$175,295
Jackson (City of), TN, Series 2015, Ref. RB	4.00%	04/01/2041	475	416,189
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	4.00%	01/01/2042	355	320,323
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2042	25	25,082
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2047	305	299,615
Knox (County of), TN Health, Educational & Housing Facility Board (East Tennesse Choldren’s Hospital), Series 2019, Ref. RB	4.00%	11/15/2043	25	21,839
Knox (County of), TN Health, Educational & Housing Facility Board (East Tennesse Choldren’s Hospital), Series 2019, Ref. RB	4.00%	11/15/2048	170	139,097
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.25%	07/01/2049	1,000	1,009,509
Memphis (City of), TN, Series 2020 A, RB	4.00%	12/01/2050	370	314,277
Metropolitan Nashville Airport Authority (The), Series 2015 A, RB	5.00%	07/01/2045	100	99,992
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2044	90	91,143
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	4.00%	07/01/2049	340	295,076
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2049	40	40,082
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	4.00%	07/01/2054	580	490,381
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	1,060	1,058,409
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.00%	07/01/2052	985	985,621
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 A, RB	5.00%	05/15/2042	10	10,059
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2020 A, RB	4.00%	07/01/2045	120	105,842
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	1,035	1,040,238
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	4.00%	07/01/2046	295	258,962
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2042	340	317,112
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, RB	5.25%	05/15/2049	1,160	1,204,216
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2041	55	58,246
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2042	400	419,983
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	4.00%	01/01/2044	855	779,851
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	4.00%	01/01/2045	140	125,995
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2050	15	15,275
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2045	160	150,906
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2019, Ref. RB	5.25%	10/01/2058	200	187,507
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2040	750	751,419
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	1,810	1,786,837
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	4.00%	07/01/2047	1,020	870,490
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	1,000	976,783
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2049	10	10,205
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	4.00%	10/01/2054	1,000	845,259
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2054	25	25,365
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2048	1,000	1,021,226
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	645	655,014
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2056	2,000	2,024,077
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

127

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2048	$295	$297,083
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2053	370	369,165
Tennessee (State of) School Bond Authority, Series 2017 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	1,750	1,750,915
Tennessee (State of) School Bond Authority, Series 2022 A, RB	5.00%	11/01/2052	500	504,824
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	250	253,854
				25,863,618
Texas-12.98%
Aldine Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	180	159,750
Aldine Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,165	1,032,130
Aldine Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	465	404,103
Aledo Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	35	35,499
Aledo Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	55	55,442
Allen Independent School District, Series 2025, GO Bonds	4.38%	02/15/2050	45	41,408
Alvin Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	10	9,326
Alvin Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	30	26,550
Alvin Independent School District, Series 2025 A, GO Bonds	5.25%	02/15/2050	540	562,319
Alvin Independent School District/TX, Series 2019, Ref. GO Bonds	4.00%	02/15/2044	5	4,596
Argyle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	135	137,405
Argyle Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	155	131,623
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(a)	5.00%	02/15/2043	10	10,038
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(a)	4.00%	02/15/2044	30	26,478
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(a)	5.00%	02/15/2048	1,000	996,508
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	30	27,110
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	100	85,948
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	550	459,403
Arlington Higher Education Finance Corp. (KIPP Texas, Inc.), Series 2018, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	70	60,124
Arlington Higher Education Finance Corp. (KIPP Texas, Inc.), Series 2019, RB, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	1,060	741,338
Arlington Higher Education Finance Corp. (Lifeschool of Dallas), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2049	595	522,833
Arlington Higher Education Finance Corp. (Lifeschool of Dallas), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2054	35	29,636
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB	3.00%	08/15/2049	25	17,521
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB	3.00%	08/15/2054	65	43,286
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,070	960,648
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2022, RB, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	10	10,013
Arlington Higher Education Finance Corp. (Trinity Basin Preparatory, Inc.), Series 2023, RB, (CEP - Texas Permanent School Fund)	4.50%	08/15/2053	115	104,331
Arlington Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	275	247,253
Arlington Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	535	483,013
Aubrey Independent School District, Series 2022, GO Bonds, (CEP -Texas Permanent School Fund)	4.00%	02/15/2047	75	66,457
Aubrey Independent School District, Series 2022, GO Bonds, (CEP -Texas Permanent School Fund)	4.00%	02/15/2052	110	94,218
Austin (City of), TX, Series 2015 A, Ref. RB	5.00%	11/15/2045	190	189,980
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

128

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2041	$115	$115,563
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	1,000	1,001,130
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	2,320	2,321,331
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	185	187,336
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	40	40,155
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	560	565,226
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	733,330
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	85	86,184
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2048	80	80,933
Austin (City of), TX, Series 2023, Ref. RB	5.25%	11/15/2053	1,095	1,119,910
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2053	650	657,189
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	130	131,494
Austin Community College District, Series 2023, GO Bonds	5.25%	08/01/2053	145	148,686
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	2,000	2,052,083
Austin Independent School District, Series 2023, GO Bonds	4.00%	08/01/2048	245	218,793
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	1,300	1,311,618
Austin Independent School District, Series 2024, GO Bonds	4.00%	08/01/2044	150	138,249
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2041	280	291,208
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2042	85	87,752
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2043	110	102,625
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	1,130	1,146,185
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2049	550	569,771
Azle Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	265	232,406
Azle Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	685	583,103
Barbers Hill Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	60	56,228
Barbers Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,475	1,280,566
Barbers Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	1,505	1,333,837
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	140	141,729
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,100	1,110,680
Belton Independent School District, Series 2022, GO Bonds	4.00%	02/15/2047	30	26,639
Belton Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	200	172,360
Bexar (County of), TX, Series 2016 A, Ctfs. Of Obligation	4.00%	06/15/2045	30	26,968
Bexar (County of), TX, Series 2016, Ctfs. Of Obligations	3.00%	06/15/2041	190	154,734
Bexar (County of), TX, Series 2017, Ref. GO Bonds	4.00%	06/15/2041	410	392,893
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	4.00%	06/15/2045	25	22,473
Bexar (County of), TX, Series 2019, Ctfs. of Obligations	4.00%	06/15/2046	140	124,387
Bexar (County of), TX, Series 2022 B, GO Bonds	4.63%	06/15/2045	5	4,933
Bexar (County of), TX, Series 2023, Ctfs. of Obligations	5.00%	06/15/2049	5	5,085
Bexar (County of), TX, Series 2023, GO Bonds	4.00%	06/15/2046	220	193,757
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligations	4.00%	02/15/2043	935	826,567
Bexar (County of), TX Hospital District, Series 2020, GO Bonds	5.00%	02/15/2045	15	15,166
Bexar (County of), TX Hospital District, Series 2020, GO Bonds	4.00%	02/15/2050	425	364,280
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	10	10,062
Bexar (County of), TX Hospital District, Series 2022, GO Bonds	4.25%	02/15/2052	260	229,380
Bexar (County of), TX Hospital District, Series 2023, GO Bonds	4.25%	02/15/2053	35	30,575
Birdville Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	65	65,925
Birdville Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	205	178,479
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	4.00%	10/15/2048	120	104,166
Board of Regents of the University of North Texas System, Series 2018 A, RB	4.00%	04/15/2050	210	176,315
Board of Regents of the University of Texas System, Series 2017 B, RB	3.38%	08/15/2044	1,210	981,588
Board of Regents of the University of Texas System, Series 2017 B, RB	4.00%	08/15/2044	230	206,568
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2049	5,885	6,145,678
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

129

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	$380	$392,266
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	4.13%	08/15/2054	500	430,580
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2041	230	243,012
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2042	780	816,665
Board of Regents of the University of Texas System, Series 2024 B, RB	4.00%	08/15/2054	500	419,481
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2045	10	10,365
Boerne Independent School District, Series 2017, GO Bonds	4.00%	02/01/2048	100	87,278
Brazoria (County of), TX, Series 2021, Ctfs. Of Obligation	4.00%	03/01/2046	60	54,218
Canutillo Independent School District, Series 2024 A, GO Bonds	4.00%	02/15/2049	130	113,353
Canutillo Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2054	850	873,109
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	205	208,173
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP -Texas Permanent School Fund)	4.00%	02/15/2053	1,060	895,239
Carrollton-Farmers Branch Independent School District, Series 2025, GO Bonds	5.25%	02/15/2055	20	20,692
Castleberry Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	400	348,779
Cedar Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	1,115	965,611
Celina Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10	8,433
Central Texas Regional Mobility Authority, Series 2016, Ref. RB	3.38%	01/01/2041	980	813,258
Central Texas Regional Mobility Authority, Series 2020 B, Ref. RB	5.00%	01/01/2045	115	115,349
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	275	275,836
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	630	536,880
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	730	730,770
Central Texas Regional Mobility Authority, Series 2021 B, RB	4.00%	01/01/2051	1,830	1,550,842
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2044	105	93,867
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	3.00%	01/01/2046	60	43,578
Central Texas Turnpike System, Series 2024 C, Ref. RB	5.00%	08/15/2041	150	156,215
Chambers County Justice Center Public Facilities Corp., Series 2024, RB	5.50%	06/01/2055	10	10,324
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP -Texas Permanent School Fund)	4.00%	02/15/2053	3,015	2,562,236
Cleveland Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	70	60,792
Cleveland Independent School District, Series 2020 B, GO Bonds	4.00%	02/15/2054	115	98,987
Clifton Higher Education Finance Corp., Series 2024, Ref. RB	4.25%	08/15/2053	20	17,194
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	3,000	2,699,433
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	65	56,581
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2018, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	510	459,861
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2021 T, RB, (CEP -Texas Permanent School Fund)	4.00%	08/15/2050	25	21,324
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	495	442,729
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	1,050	900,503
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	630	525,802
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2022, RB, (CEP - Texas Permanent School Fund)	4.25%	08/15/2052	5	4,337
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	125	110,947
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2049	80	68,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

130

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	$675	$588,564
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	1,540	1,358,962
Conroe Independent School District, Series 2024, GO Bonds	5.00%	02/15/2043	30	31,128
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	65	68,187
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	15	15,477
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	1,050	1,066,121
Conroe Independent School District, Series 2024, GO Bonds, (CEP -Texas Permanent School Fund)	4.00%	02/15/2049	1,000	868,181
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	20	20,564
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	1,050	905,310
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2050	1,000	903,871
Corpus Christi (City of), TX, Series 2015, RB	4.13%	07/15/2045	125	111,012
Corpus Christi (City of), TX, Series 2020 A, Ref. RB	4.00%	07/15/2045	120	106,626
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2049	345	346,697
Corpus Christi (City of), TX, Series 2024, Ref. RB	4.25%	07/15/2054	1,325	1,174,053
Corpus Christi (City of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.25%	07/15/2050	10	10,268
Corpus Christi Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	08/15/2053	195	169,764
Crandall Independent School District, Series 2017 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	40	36,881
Crowley Independent School District, Series 2018, GO Bonds	4.00%	08/01/2048	50	43,883
Crowley Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2049	810	706,077
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	740	750,521
Crowley Independent School District, Series 2023, GO Bonds, (CEP -Texas Permanent School Fund)	4.25%	02/01/2053	3,015	2,686,703
Crowley Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2054	1,600	1,418,229
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2044	25	18,605
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	500	455,535
Cypress-Fairbanks Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2041	120	96,039
Cypress-Fairbanks Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2045	15	11,004
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	1,720	1,541,447
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP -Texas Permanent School Fund)	4.00%	02/15/2048	200	173,798
Dallas & Fort Worth (Cities of), TX, Series 2022 B, Ref. RB	4.00%	11/01/2041	185	176,209
Dallas & Fort Worth (Cities of), TX, Series 2022 B, Ref. RB	4.00%	11/01/2042	5	4,680
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	4.00%	11/01/2046	265	236,818
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 B, Ref. RB	4.00%	11/01/2045	340	307,153
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	4.00%	11/01/2045	2,080	1,876,545
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2047	505	508,401
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2040	35	37,087
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2041	15	15,737
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2042	500	518,198
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2044	30	30,726
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	4.00%	11/01/2045	15	13,551
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.25%	11/01/2048	1,145	1,182,325
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	4.00%	11/01/2049	220	191,279
Dallas (City of), TX, Series 2016 A, Ref. RB	4.00%	10/01/2041	500	466,746
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	1,000	1,003,885
Dallas (City of), TX, Series 2018 C, RB	4.00%	10/01/2043	1,200	1,067,247
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	15	15,130
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

131

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2049	$245	$207,108
Dallas (City of), TX, Series 2021 C, RB	3.00%	10/01/2046	340	245,501
Dallas (City of), TX, Series 2023 A, RB	5.00%	10/01/2047	2,000	2,045,556
Dallas (City of), TX, Series 2023 A, Ref. RB	4.00%	10/01/2052	120	101,869
Dallas (City of), TX, Series 2024, RB	4.13%	10/01/2054	50	42,818
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	1,740	1,755,454
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	4.00%	12/01/2051	175	147,376
Dallas (City of), TX Independent School District, Series 2023, GO Bonds	4.00%	02/15/2053	120	103,260
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	3,880	3,928,848
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	35	35,462
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	200	171,333
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2055	5	4,258
Del Valle Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	06/15/2045	555	498,672
Del Valle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	06/15/2047	1,125	993,115
Denton Independent School District, Series 2018, GO Bonds	4.00%	08/15/2048	115	102,659
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	510	513,618
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	500	522,024
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	750	776,592
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	1,390	1,430,884
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	1,795	1,820,344
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	1,165	1,174,231
DeSoto Independent School District, Series 2025, GO Bonds, (CEP -Texas Permanent School Fund)	5.00%	08/15/2050	400	401,049
Dickinson Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	30	26,607
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	90	90,852
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2054	220	190,232
Eagle Mountain & Saginaw Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	325	286,028
Eagle Mountain & Saginaw Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	70	60,278
Eagle Mountain & Saginaw Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	115	98,143
East Montgomery County Improvement District Sales Tax Revenue, Series 2024, RB, (INS - AGI)(a)	5.25%	08/15/2049	130	134,213
East Montgomery County Improvement District Sales Tax Revenue, Series 2024, RB, (INS - AGI)(a)	4.25%	08/15/2054	15	13,206
Ector (County of), TX, Series 2024, Ctfs. of Obligations	4.00%	02/15/2047	100	87,836
Ector (County of), TX, Series 2024, Ctfs. of Obligations	5.00%	02/15/2050	20	20,191
El Paso (City of), TX, Series 2016, GO Bonds	4.00%	08/15/2042	160	143,834
El Paso (City of), TX, Series 2019, Ctfs. Of Obligations	4.00%	08/15/2044	120	107,453
El Paso (City of), TX, Series 2020, GO Bonds	4.00%	08/15/2045	25	22,159
El Paso (City of), TX, Series 2021 B, GO Bonds	4.00%	08/15/2047	315	274,207
El Paso (City of), TX, Series 2021 C, Ctfs. of Obligation	4.00%	08/15/2047	395	343,305
El Paso (City of), TX, Series 2022 A, RB	4.00%	03/01/2044	230	206,072
El Paso (City of), TX, Series 2022 A, RB	4.00%	03/01/2048	180	155,705
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	3,250	3,286,869
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2052	50	50,245
El Paso (City of), TX, Series 2023, RB	5.25%	03/01/2049	60	61,806
El Paso (City of), TX, Series 2025, Ref. RB	5.25%	03/01/2050	10	10,260
El Paso (County of), TX Hospital District, Series 2025, GO Bonds, (INS - AGI)(a)	5.50%	02/15/2050	505	523,793
El Paso Independent School District, Series 2019, GO Bonds	4.00%	08/15/2043	45	40,374
El Paso Independent School District, Series 2020, GO Bonds	4.00%	08/15/2048	540	467,785
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

132

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	$1,385	$1,219,734
Elgin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2049	1,000	869,160
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,105	973,943
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	1,000	853,165
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	1,215	1,222,476
Forney Independent School District, Series 2023, GO Bonds, (CEP -Texas Permanent School Fund)	4.00%	08/15/2053	60	50,871
Fort Bend (County of), TX, Series 2023, GO Bonds	5.25%	03/01/2053	155	159,563
Fort Bend (County of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.25%	03/01/2055	805	828,042
Fort Bend (County of), TX Industrial Development Corp. (NRG Energy, Inc.), Series 2012 B, RB	4.75%	11/01/2042	95	90,419
Fort Bend Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	10	8,517
Fort Worth (City of), TX, Series 2022, RB	4.00%	02/15/2052	70	59,058
Fort Worth (City of), TX, Series 2023, RB	4.25%	02/15/2053	440	391,841
Fort Worth Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	5	5,023
Fort Worth Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	615	534,428
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	150	130,040
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	10	10,098
Friendswood Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	1,000	519,389
Frisco Independent School District, Series 2012 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)(b)(c)	3.00%	12/01/2025	675	675,665
Frisco Independent School District, Series 2013, Ref. GO Bonds(b)(c)	4.00%	12/01/2025	30	30,105
Frisco Independent School District, Series 2014, GO Bonds, (CEP - Texas Permanent School Fund)(b)(c)	4.00%	12/01/2025	1,025	1,028,587
Frisco Independent School District, Series 2019, Ref. GO Bonds	4.00%	08/15/2049	40	34,910
Galveston Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2047	200	180,631
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	145	145,552
Garland (City of), TX, Series 2019, Ref. RB	4.00%	03/01/2049	620	526,239
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	95	97,839
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	165	168,901
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	2,460	2,488,835
Georgetown (City of), TX, Series 2022, RB, (INS - AGI)(a)	5.00%	08/15/2042	65	66,696
Georgetown (City of), TX, Series 2022, RB, (INS - AGI)(a)	4.25%	08/15/2047	310	282,820
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	1,000	883,509
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	410	414,393
Grand Parkway Transportation Corp., Series 2020, Ref. RB	4.00%	10/01/2045	1,965	1,714,446
Grand Parkway Transportation Corp., Series 2020, Ref. RB	4.00%	10/01/2049	3,225	2,727,419
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	3,215	3,249,450
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2048	300	301,375
Grayson County Junior College District, Series 2024, GO Bonds	4.00%	02/15/2049	570	486,703
Greater Texas Cultural Education Facilities Finance Corp., Series 2024, RB	5.25%	06/01/2049	490	443,173
Greater Texas Cultural Education Facilities Finance Corp., Series 2024, RB	5.25%	06/01/2054	325	284,977
Greater Texoma Utility Authority (City of Sherman), Series 2023 A, RB, (INS - BAM)(a)	5.25%	10/01/2048	330	337,275
Greater Texoma Utility Authority (City of Sherman), Series 2023 A, RB, (INS - BAM)(a)	4.38%	10/01/2053	50	44,316
Greater Texoma Utility Authority (City of Sherman), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2049	150	150,191
Greater Texoma Utility Authority (City of Sherman), Series 2024, RB, (INS - BAM)(a)	4.38%	10/01/2054	335	298,401
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

133

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Greenville (City of), SC, Series 2024, RB, (INS - AGI)(a)	4.38%	02/15/2054	$150	$132,428
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	200	201,893
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	50	42,562
Gregory-Portland Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	120	112,369
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2041	25	25,108
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2047	70	70,154
Harris (County of), TX, Series 2021 A, GO Bonds	4.00%	10/01/2047	150	132,307
Harris (County of), TX, Series 2023 A, GO Bonds	4.25%	09/15/2048	1,315	1,202,324
Harris (County of), TX, Series 2024 A, GO Bonds	4.00%	08/15/2049	265	229,112
Harris (County of), TX, Series 2024 A, GO Bonds	4.00%	08/15/2054	125	104,385
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2041	25	23,271
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2042	40	36,680
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2044	225	231,182
Harris (County of), TX, Series 2024, Ctfs. of Obligations	4.00%	09/15/2049	1,530	1,337,789
Harris (County of), TX, Series 2024, Ctfs. Of Obligations	5.00%	09/15/2054	1,085	1,090,507
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	1,135	1,010,829
Harris (County of), TX Flood Control District, Series 2021 A, GO Bonds	3.00%	10/01/2041	65	52,822
Harris (County of), TX Flood Control District (Green Bonds), Series 2022 A, GO Bonds	4.25%	10/01/2047	960	881,635
Harris (County of), TX Flood Control District (Green Bonds), Series 2023 A, GO Bonds	4.00%	09/15/2048	925	810,785
Harris (County of), TX Hospital District, Series 2016, Ref. RB	4.00%	02/15/2042	1,005	882,438
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2055	910	900,295
Harris (County of), TX Port Authority of Houston, Series 2021, RB	4.00%	10/01/2046	140	123,670
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	265	265,776
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	1,765	1,774,822
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2053	1,795	1,797,455
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	25	25,157
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2048	965	838,017
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	2,260	2,015,444
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2050	1,260	1,081,925
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	4.00%	08/15/2043	50	45,368
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2049	1,285	1,336,130
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2054	1,270	1,314,019
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2015, RB	4.00%	12/01/2045	1,775	1,537,979
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2015, RB	5.00%	12/01/2045	95	94,407
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022 A, Ref. RB	4.13%	07/01/2052	1,985	1,712,507
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022, Ref. RB	5.00%	07/01/2052	315	311,874
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021 A, RB	4.00%	10/01/2042	30	27,136
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021, RB	4.00%	10/01/2047	165	141,139
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021, RB	3.00%	10/01/2051	225	152,368
Hays (County of), TX, Series 2017, GO Bonds	4.00%	02/15/2042	90	81,523
Hays Consolidated Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	75	69,943
Hays Consolidated Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	40	36,113
Hays Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	250	253,425
Hidalgo (County of), TX, Series 2018 A, Ctfs. of Obligations	4.00%	08/15/2043	1,775	1,638,613
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

134

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Highland Park Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	$110	$96,536
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2044	20	20,005
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2042	115	115,733
Houston (City of), TX, Series 2017, Ref. RB	4.00%	11/15/2047	30	25,667
Houston (City of), TX, Series 2018 D, Ref. RB	4.00%	11/15/2048	30	25,554
Houston (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	5	5,036
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	3,095,290
Houston (City of), TX, Series 2020 C, Ref. RB	3.00%	11/15/2047	20	14,432
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	3,000	2,554,491
Houston (City of), TX, Series 2021 A, Ref. RB	4.00%	11/15/2046	740	646,950
Houston (City of), TX, Series 2021 A, Ref. RB	4.00%	11/15/2051	65	54,387
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2042	100	104,808
Houston (City of), TX, Series 2023, GO Bonds	5.25%	03/01/2043	65	67,844
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2042	35	36,180
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2043	110	112,876
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2044	130	132,568
Houston (City of), TX, Series 2024 A, GO Bonds	5.25%	03/01/2049	1,410	1,439,276
Houston (City of), TX, Series 2024 A, GO Bonds	4.13%	03/01/2051	910	792,521
Houston (City of), TX, Series 2024 A, Ref. RB	5.25%	11/15/2049	670	688,791
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	2,580	2,621,810
Humble Independent School District, Series 2024, GO Bonds	4.00%	02/15/2054	50	43,038
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	1,285	1,228,143
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	890	831,111
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	140	144,401
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2044	1,035	1,061,911
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	800	690,520
Hutto (City of), TX, Series 2017, Ctfs. Of Obligations, (INS - AGI)(a)	5.00%	08/01/2057	2,000	1,940,980
Hutto (City of), TX, Series 2024, Ctfs. of Obligations, (INS - BAM)(a)	4.13%	08/01/2049	790	699,758
Hutto (City of), TX, Series 2024, GO Bonds, (INS - BAM)(a)	4.25%	08/01/2054	90	79,389
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	1,555	1,587,224
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2053	1,250	1,268,076
Hutto Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	100	101,723
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	20	20,770
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	90	92,861
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	120	123,106
Jarrell Independent School District, Series 2023, GO Bonds, (CEP -Texas Permanent School Fund)	4.25%	02/15/2053	50	45,383
Jarrell Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,000	869,038
Joshua Independent School District, Series 2024, GO Bonds	4.00%	08/15/2049	100	86,894
Judson Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2041	1,235	1,167,988
Judson Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2045	40	35,311
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	570	576,783
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	1,240	1,044,207
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2053	30	30,219
Katy Independent School District, Series 2017, GO Bonds	4.00%	02/15/2047	45	39,305
Katy Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	40	40,343
Katy Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	130	112,958
Katy Independent School District, Series 2022, GO Bonds	4.00%	02/15/2052	100	87,247
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	150	152,388
Katy Independent School District, Series 2023, GO Bonds, (CEP -Texas Permanent School Fund)	4.00%	02/15/2053	55	47,550
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

135

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Kaufman Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	$340	$293,908
Keller Independent School District, Series 2020, GO Bonds	4.00%	02/15/2047	250	221,077
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	545	495,280
Killeen Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2044	40	30,239
Klein Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2040	1,000	970,385
Klein Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2046	270	235,146
Krum Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2054	1,375	1,212,536
La Vega Independent School District, Series 2024, GO Bonds	4.13%	02/15/2054	25	21,617
Lake Travis Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	1,355	1,202,822
Lamar Consolidated Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	1,000	856,797
Lamar Consolidated Independent School District, Series 2018, GO Bonds	4.00%	02/15/2050	35	30,424
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP -Texas Permanent School Fund)	5.00%	02/15/2043	450	453,021
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	20	18,057
Lamar Consolidated Independent School District, Series 2022, GO Bonds	4.00%	02/15/2047	110	97,336
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2058	1,750	1,754,278
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP -Texas Permanent School Fund)	4.00%	02/15/2048	3,000	2,647,728
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP -Texas Permanent School Fund)	5.00%	02/15/2053	2,800	2,818,479
Lamar Consolidated Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	10	8,771
Lamar Consolidated Independent School District, Series 2023, GO Bonds	4.00%	02/15/2053	245	211,154
Lamar Consolidated Independent School District, Series 2023, GO Bonds, (INS - AGI)(a)	5.50%	02/15/2058	1,100	1,146,343
Lamar Consolidated Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	420	381,460
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	135	136,604
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	750	638,433
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2059	1,000	886,121
Laredo (City of), TX, Series 2022, RB	4.25%	03/01/2052	440	391,322
Laredo (City of), TX, Series 2024, RB	4.00%	03/01/2054	255	211,297
Lewisville Independent School District, Series 2024, GO Bonds	5.00%	08/15/2042	110	113,975
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	85	87,557
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2044	140	143,610
Lewisville Independent School District, Series 2024, GO Bonds, (CEP -Texas Permanent School Fund)	4.00%	08/15/2041	140	134,116
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/01/2047	1,000	943,571
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	3,750	3,765,915
Little Elm Independent School District, Series 2023, GO Bonds	4.25%	08/15/2053	345	307,114
Lone Star College System, Series 2017 A, GO Bonds	5.00%	08/15/2042	55	55,470
Longview Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	150	130,603
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	230	230,577
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	60	59,170
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	2,075	2,058,063
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	3.88%	05/15/2049	100	80,458
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2045	10	10,019
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

136

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2050	$770	$759,272
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	120	120,129
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, RB	5.00%	05/15/2051	35	34,486
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	780	780,510
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	1,410	1,385,345
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	940	940,124
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	550	562,991
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.50%	05/15/2048	30	31,246
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2053	390	397,923
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.50%	05/15/2053	60	62,314
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2044	245	251,215
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2049	1,020	1,030,682
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2054	1,060	1,062,188
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2049	705	711,678
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2054	670	683,146
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2046	1,375	1,189,120
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2051	770	635,286
Lubbock Independent School District, Series 2019, GO Bonds	4.00%	02/15/2049	5	4,417
Lubbock Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	510	442,322
Lubbock-Cooper Independent School District, Series 2022, GO Bonds	4.13%	02/15/2053	15	13,025
Lubbock-Cooper Independent School District, Series 2023, GO Bonds	4.38%	02/15/2053	15	13,581
Magnolia Independent School District, Series 2023, GO Bonds	4.00%	08/15/2047	10	8,794
Mansfield Independent School District, Series 2019 A, GO Bonds	4.00%	02/15/2044	400	361,679
Mansfield Independent School District, Series 2019 A, GO Bonds	4.00%	02/15/2049	85	73,795
Mansfield Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	500	415,025
Mansfield Independent School District, Series 2025, GO Bonds	5.00%	02/15/2050	2,850	2,905,208
Medina Valley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2047	100	96,127
Medina Valley Independent School District, Series 2023, GO Bonds, (CEP -Texas Permanent School Fund)	4.00%	02/15/2053	1,500	1,282,711
Melissa Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	310	313,212
Melissa Independent School District, Series 2024, GO Bonds	4.00%	02/01/2054	200	170,278
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	1,250	1,252,876
Mesquite Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	40	35,638
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,115	1,001,580
Mesquite Independent School District, Series 2025, Ref. GO Bonds	5.00%	08/15/2045	250	259,335
Mesquite Independent School District, Series 2025, Ref. GO Bonds	5.25%	08/15/2052	1,000	1,040,247
Midland (City of), TX, Series 2022 B, Ref. GO Bonds	5.00%	03/01/2047	2,500	2,531,502
Midland Independent School District, Series 2024, GO Bonds(b)(c)	5.00%	02/15/2028	40	42,556
Midland Independent School District, Series 2024, GO Bonds	5.00%	02/15/2050	460	461,607
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	870	802,368
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	15	13,521
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,565	1,581,893
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	2,655	2,242,251
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

137

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Midlothian Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2045	$150	$113,213
Montgomery (County of), TX, Series 2018, RB	5.00%	09/15/2048	1,000	988,507
Montgomery Independent School District, Series 2015, Ref. GO Bonds	4.00%	02/15/2045	1,320	1,164,720
Montgomery Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	65	58,684
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	370	325,172
Montgomery Independent School District, Series 2023, GO Bonds, (CEP -Texas Permanent School Fund)	4.00%	02/15/2053	940	798,840
Montgomery Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	520	439,855
New Braunfels (City of), TX, Series 2022, RB	5.00%	07/01/2053	35	35,182
New Braunfels (City of), TX, Series 2024, Ref. RB	4.00%	07/01/2055	100	84,402
New Caney Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	35	30,684
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,025	1,041,744
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,010,246
New Caney Independent School District, Series 2024, GO Bonds	4.00%	02/15/2054	100	84,587
New Caney Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	385	338,136
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2047	20	20,001
New Hope Cultural Education Facilities Finance Corp. (Westminster), Series 2021, RB	4.00%	11/01/2055	1,000	774,234
Newark High Education Finance Corp. (Abilene Christian University Project), Series 2022, Ref. RB	4.00%	04/01/2057	1,000	772,908
North East Texas Regional Mobility Authority, Series 2016, RB	5.00%	01/01/2046	85	82,298
North Fort Bend Water Authority, Series 2019 A, Ref. RB	4.00%	12/15/2044	345	300,447
North Harris (County of), TX Regional Water Authority, Series 2016, Ref. RB	4.00%	12/15/2041	60	54,539
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2055	960	969,402
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2043	1,195	1,083,465
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	1,770	1,781,877
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	105	105,098
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2043	135	135,433
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	1,005	1,003,541
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	885	885,317
North Texas Tollway Authority, Series 2018, Ref. RB	4.25%	01/01/2049	60	50,725
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2044	650	583,908
North Texas Tollway Authority, Series 2021 B, RB	3.00%	01/01/2046	800	571,120
North Texas Tollway Authority, Series 2021 B, RB	3.00%	01/01/2051	15	10,001
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2041	110	114,915
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2042	560	589,674
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2044	85	88,535
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2045	80	81,636
Northside Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	1,760	1,542,799
Northside Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	08/15/2054	1,090	957,116
Northside Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	230	233,813
Northwest Independent School District, Series 2019, GO Bonds	4.00%	02/15/2044	10	8,906
Northwest Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	230	232,006
Northwest Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	150	135,237
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	2,000	1,785,274
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

138

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	$1,105	$1,114,636
Northwest Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	1,285	1,296,364
Northwest Independent School District, Series 2024, GO Bonds, (CEP -Texas Permanent School Fund)	5.00%	02/15/2049	825	832,296
Northwest Independent School District, Series 2025, GO Bonds	5.00%	02/15/2055	1,000	1,011,245
Pasadena Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	5	4,596
Pasadena Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	30	27,103
Permanent University Fund - University of Texas System, Series 2016 B, RB	4.00%	07/01/2041	5	4,671
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2042	375	389,258
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	4.00%	07/01/2041	135	126,643
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2041	710	745,014
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	4.00%	07/01/2049	350	301,006
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2043	20	20,935
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2044	230	239,386
Pflugerville (City of) TX, Series 2023 A, GO Bonds	4.13%	08/01/2053	30	25,677
Pflugerville (City of) TX, Series 2023, GO Bonds	4.00%	08/01/2049	125	107,310
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/01/2053	250	251,171
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	450	465,969
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2042	1,010	1,039,675
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2043	1,250	1,281,604
Princeton Independent School District, Series 2017, GO Bonds	5.25%	02/15/2047	5	5,031
Princeton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	100	88,689
Princeton Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	1,500	1,511,929
Prosper Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	220	195,372
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,000	1,002,739
Prosper Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	15	15,140
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	2,000	2,004,549
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	80	71,083
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	350	300,245
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	450	399,414
Prosper Independent School District, Series 2023, GO Bonds, (CEP -Texas Permanent School Fund)	4.00%	02/15/2053	540	466,126
Prosper Independent School District, Series 2024 A, GO Bonds	5.00%	02/15/2047	60	61,179
Prosper Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,010	890,921
Prosper Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	125	106,406
Prosper Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,940	1,651,415
Richardson Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	2,285	2,291,703
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	260	263,265
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2048	50	51,551
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,865	1,602,324
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2044	320	294,931
Royse (City of), TX Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2051	65	56,937
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	300	303,891
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

139

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	$200	$201,196
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	4.63%	02/15/2047	985	942,862
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	5.25%	02/15/2052	70	70,952
Salado Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	2,275	2,009,982
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	4,010	4,010,709
San Antonio (City of), TX, Series 2017, Ref. RB	4.00%	02/01/2047	655	561,650
San Antonio (City of), TX, Series 2020 C, RB	4.00%	05/15/2050	20	16,892
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	2,505	2,515,159
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	1,500	1,501,522
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	520	515,328
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	02/01/2046	225	232,553
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.50%	02/01/2050	1,000	1,044,725
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2041	30	31,700
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2042	10	10,349
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2044	25	26,136
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2049	1,410	1,451,390
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2043	45	46,376
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2044	5	5,126
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.25%	02/01/2049	605	622,759
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2054	1,000	1,003,565
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2044	95	97,498
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2049	5	5,045
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2049	35	36,073
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2054	50	51,231
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2041	50	50,478
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	500	503,319
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2048	50	50,171
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	3,000	3,021,464
San Antonio (City of), TX Water System, Series 2020 C, RB	5.00%	05/15/2046	3,000	3,018,559
San Antonio (City of), TX Water System, Series 2022 B, RB	5.25%	05/15/2052	750	768,773
San Antonio (City of), TX Water System, Series 2023 A, Ref. RB	5.25%	05/15/2048	35	36,149
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2046	750	581,751
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2051	750	555,352
San Antonio Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)(b)(c)	5.00%	09/24/2025	100	100,144
San Antonio Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	20	14,419
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	1,700	1,719,224
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	115	115,551
San Antonio Municipal Facilities Corp. (City Tower Renovation), Series 2021, RB	4.00%	08/01/2048	30	26,307
San Antonio Public Facilities Corp., Series 2012, Ref. RB	4.00%	09/15/2042	2,185	1,931,949
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2041	95	87,769
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2046	190	165,009
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2044	5	5,036
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	2,025	2,028,969
San Marcos Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	1,005	1,039,528
Sanger Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	515	453,919
Sanger Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	50	42,658
Seguin (City of), TX, Series 2022 A, Ctfs. of Obligations	5.25%	09/01/2057	2,510	2,554,082
Seguin (City of), TX, Series 2025, GO Bonds	5.50%	09/01/2059	365	380,975
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,009,086
Sherman Independent School District, Series 2025, GO Bonds	5.00%	02/15/2053	500	508,709
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	375	384,176
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

140

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	$80	$80,539
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,025	945,427
Socorro Independent School District, Series 2020, GO Bonds	4.00%	08/15/2045	500	449,139
Southwest Higher Education Authority, Inc. (Southern Methodist University), Series 2013 A, RB	4.00%	10/01/2042	55	48,711
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	160	163,129
Southwest Independent School District, Series 2023, GO Bonds, (CEP -Texas Permanent School Fund)	4.00%	02/01/2053	645	544,842
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.10%	02/15/2048	250	224,352
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	105	93,123
Spring Branch Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/01/2043	40	31,317
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	250	251,543
Spring Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	45	41,909
Spring Independent School District, Series 2023, GO Bonds	5.00%	08/15/2047	2,100	2,115,579
Spring Independent School District, Series 2023, GO Bonds	4.00%	08/15/2052	1,120	946,682
Sunnyvale Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2055	1,000	882,994
Tarrant (County of), TX, Series 2022, GO Bonds	4.00%	07/15/2047	515	451,945
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	4.00%	08/15/2043	195	178,014
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	4.25%	08/15/2048	220	199,436
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	5.25%	08/15/2048	25	25,504
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	4.00%	03/01/2054	500	419,370
Tarrant (County of), TX Regional Water District, Series 2025, RB	4.25%	09/01/2055	35	30,625
Tarrant County College District, Series 2022, GO Bonds	4.00%	08/15/2042	200	185,617
Tarrant County Cultural Education Facilities Finance Corp., Series 2025 A, RB	5.50%	11/15/2052	750	786,484
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	4.00%	11/15/2042	565	508,834
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2045	500	500,114
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.50%	11/15/2047	25	25,786
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.00%	11/15/2051	1,220	1,209,918
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2043	165	165,789
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2022 A, RB	4.00%	07/01/2053	1,455	1,167,141
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	4.00%	12/01/2045	1,840	1,619,837
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	3,785	2,648,025
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2025, Ref. RB	5.25%	12/01/2049	15	15,437
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2025, Ref. RB	4.13%	12/01/2054	65	55,928
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2042	340	310,501
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2047	560	483,023
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2052	450	372,639
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	525	527,087
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	4.00%	02/15/2047	1,120	974,234
Temple College, Series 2021, GO Bonds	3.00%	07/01/2046	60	43,068
Tennessee (State of), Series 2014 A, Ref. GO Bonds	4.00%	10/01/2044	20	17,683
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

141

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texarkana Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	$15	$12,747
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2046	25	25,015
Texas (State of) Transportation Commission, Series 2017, RB	4.00%	10/15/2052	25	21,296
Texas (State of) Transportation Commission, Series 2021, RB	4.00%	10/15/2044	10	8,975
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	3.00%	08/15/2040	395	314,204
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2042	185	191,338
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2040	2,700	2,571,170
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2045	315	281,286
Texas (State of) Water Development Board, Series 2015, RB	4.00%	10/15/2050	160	137,694
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2041	890	823,272
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	1,085	1,088,974
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2042	650	593,519
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	4,065	4,082,384
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2047	250	218,086
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	735	743,633
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	04/15/2048	240	208,457
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2043	2,530	2,312,343
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	4,625	4,649,816
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2044	385	347,761
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2049	735	632,349
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	1,580	1,401,995
Texas (State of) Water Development Board, Series 2020, RB	4.00%	04/15/2051	185	158,179
Texas (State of) Water Development Board, Series 2021, RB	4.00%	10/15/2056	50	41,876
Texas (State of) Water Development Board, Series 2022, RB	4.65%	10/15/2040	500	511,050
Texas (State of) Water Development Board, Series 2022, RB	4.70%	10/15/2041	600	610,865
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	1,125	1,142,515
Texas (State of) Water Development Board, Series 2022, RB	4.80%	10/15/2052	1,420	1,420,843
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2057	1,000	1,007,093
Texas (State of) Water Development Board, Series 2023 A, RB	4.75%	10/15/2043	385	390,213
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2044	330	340,164
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	1,210	1,222,051
Texas (State of) Water Development Board, Series 2023 A, RB	5.25%	10/15/2051	1,000	1,030,828
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2058	1,000	1,007,248
Texas (State of) Water Development Board, Series 2024 A, RB	4.13%	10/15/2047	135	122,910
Texas (State of) Water Development Board, Series 2024 A, RB	4.25%	10/15/2051	160	145,587
Texas (State of) Water Development Board, Series 2024 A, RB	4.38%	10/15/2054	30	27,516
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2047	605	615,058
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2041	405	382,845
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2042	95	88,397
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2043	85	78,242
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2044	300	310,164
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2045	260	267,282
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2049	1,345	1,367,586
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2053	130	131,525
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2042	30	31,346
Texas City Industrial Development Corp. (NRG Energy), Series 2012, RB	4.13%	12/01/2045	160	133,085
Texas State Technical College, Series 2022, RB, (INS - AGI)(a)	5.50%	08/01/2042	2,190	2,328,142
Texas State University Board of Regents, Series 2024, Ref. RB	4.00%	03/15/2049	2,300	1,989,476
Texas State University Board of Regents, Series 2024, Ref. RB	5.25%	03/15/2054	25	25,641
Texas State University Board of Regents, Series 2025 A, Ref. RB	4.25%	02/15/2055	5	4,360
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	3,250	3,286,067
Tyler Independent School District, Series 2017, GO Bonds	4.00%	02/15/2047	100	87,825
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	275	282,423
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue, Series 2024, RB	4.00%	08/01/2054	85	70,962
Waco (City of), TX, Series 2024 A, Ctfs. of Obligations	5.00%	02/01/2049	315	320,930
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

142

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Waco (City of), TX, Series 2024 A, GO Bonds	5.25%	02/01/2054	$1,000	$1,034,378
Waco Educational Finance Corp. (Baylor University), Series 2021, RB	4.00%	03/01/2051	1,575	1,300,878
Waco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	40	35,256
Waco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2052	150	103,691
Waller Consolidated Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2046	50	43,635
Waller Consolidated Independent School District, Series 2020, GO Bonds	4.00%	02/15/2050	500	432,372
Waller Consolidated Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	335	305,595
Waller Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	50	43,695
Waller Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	30	25,455
Waller Consolidated Independent School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	02/15/2053	220	182,922
Waxahachie Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	290	255,409
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	310	315,064
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,110	993,575
Waxahachie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	80	70,262
Waxahachie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	415	355,437
Weslaco Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2049	535	475,730
Weslaco Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	255	225,295
West Harris (County of), TX Regional Water Authority, Series 2021, Ref. RB, (INS - BAM)(a)	3.50%	12/15/2046	30	23,567
West Travis County Public Utility Agency, Series 2017, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2041	115	105,546
West Travis County Public Utility Agency, Series 2017, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2045	75	64,694
White Settlement Independent School District, Series 2022, GO Bonds	4.13%	08/15/2052	75	65,367
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	115	98,114
Willis Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)(b)(c)	4.00%	02/15/2026	5	5,033
Willis Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	15	13,235
Wimberley Independent School District, Series 2025, Ref. GO Bonds	5.25%	08/15/2052	300	310,149
Wylie Independent School District, Series 2019 A, GO Bonds	3.00%	08/15/2044	90	68,991
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,400	1,218,965
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2049	690	713,115
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	850	754,507
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	530	543,169
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	80	69,157
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	2,285	2,292,122
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	1,500	1,325,914
				390,760,095
Utah-0.53%
Central Valley Water Reclamation Facility (Green Bonds), Series 202 C1, RB	4.00%	03/01/2047	510	449,075
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	360	362,363
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	1,000	1,003,252
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	1,000	1,001,876
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	625	623,389
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	1,000	1,017,899
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2044	435	445,757
Jordan Valley Water Conservancy District, Series 2024 A, RB	5.00%	10/01/2054	110	111,089
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

143

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2047	$10	$10,005
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	2,020	2,015,740
Salt Lake City (City of), UT, Series 2020, RB	5.00%	02/01/2050	50	50,169
Salt Lake City (City of), UT, Series 2021 B, RB	5.00%	07/01/2046	25	25,268
Salt Lake City (City of), UT, Series 2022, RB	4.38%	02/01/2052	25	23,202
Salt Lake City (City of), UT, Series 2022, RB	5.00%	02/01/2052	35	35,110
Salt Lake City (City of), UT, Series 2025, RB	5.00%	02/01/2050	585	603,460
Salt Lake City (City of), UT, Series 2025, RB	5.25%	02/01/2055	565	591,025
Timpanogos Special Service District, Series 2024, Ref. RB	5.00%	06/01/2047	150	154,150
Timpanogos Special Service District, Series 2024, Ref. RB	5.00%	06/01/2054	25	25,183
University of Utah (The), Series 2023 B, RB	5.25%	08/01/2053	270	276,152
University of Utah (The) (Green Bonds), Series 2022 A, RB	5.00%	08/01/2046	270	272,871
University of Utah (The) (Green Bonds), Series 2022 A, RB	4.00%	08/01/2051	115	96,674
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2041	1,000	1,039,423
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2042	250	257,795
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	410	423,293
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	420	302,858
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	4.00%	05/15/2047	505	437,598
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	4.00%	05/15/2041	160	148,072
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	5.00%	05/15/2041	845	847,184
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	4.00%	05/15/2043	230	206,289
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	475	481,264
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2050	175	174,337
Utah (State of) Transit Authority, Series 2018, Ref. RB	4.00%	12/15/2041	205	192,702
Utah (State of) Transit Authority, Series 2023, RB	5.00%	12/15/2041	100	105,678
Utah (State of) Transit Authority, Series 2023, RB	5.00%	12/15/2042	65	68,066
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2044	2,000	2,087,950
				15,966,218
Vermont-0.05%
University of Vermont and State Agricultural College, Series 2015, Ref. RB	4.00%	10/01/2040	1,215	1,154,039
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	5.00%	11/01/2049	25	25,041
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center) (Green Bonds), Series 2016, RB	4.00%	12/01/2042	255	225,547
				1,404,627
Virginia-1.31%
Alexandria (City of), VA, Series 2019 A, GO Bonds	3.00%	07/15/2046	1,805	1,350,852
Alexandria (City of), VA, Series 2019 A, GO Bonds	3.00%	07/15/2050	110	78,526
Arlington (County of), VA Industrial Development Authority (Virginia Hospital Center), Series 2020, Ref. RB	4.00%	07/01/2045	75	66,466
Arlington (County of), VA Industrial Development Authority (Virginia Hospital Center), Series 2020, Ref. RB	3.75%	07/01/2050	1,250	988,585
Chesapeake (City of), VA Expressway, Series 2024, Ref. RB, (INS - AGI)(a)	4.00%	07/15/2047	405	359,476
Chesapeake (City of), VA Hospital Authority (Chesapeake Regional Medical Center), Series 2019, Ref. RB	4.00%	07/01/2043	85	73,887
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2046	1,000	980,183
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	1,255	1,206,281
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB, (INS - AGI)(a)	5.00%	07/01/2041	40	40,125
Chesterfield (County of), VA Economic Development Authority (County Mobility), Series 2024, RB	4.00%	04/01/2050	5	4,344
Fairfax (County of), VA, Series 2021 A, RB	4.00%	07/15/2051	10	8,755
Fairfax (County of), VA, Series 2024 A, RB	5.00%	07/15/2049	1,525	1,563,682
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2014 A, RB	4.00%	05/15/2044	50	44,963
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2018 A, Ref. RB	4.00%	05/15/2048	130	113,262
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	3,205	2,944,898
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	5.00%	05/15/2051	1,000	1,008,374
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

144

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	4.13%	05/15/2054	$20	$17,302
Front Royal & Warren County Industrial Development Authority ( Valley Health System Obligated Group), Series 2018, RB	4.00%	01/01/2050	50	43,040
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB	5.00%	07/01/2042	5	5,050
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	1,000	1,002,932
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2045	130	116,805
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2045	15	15,191
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2050	315	270,679
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2055	735	621,827
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2060	1,000	835,762
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2060	1,000	983,725
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2052	1,330	1,139,999
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2057	1,250	1,062,404
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2042	45	47,462
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2045	20	20,738
Henrico (County of), VA Economic Development Authority (Lifespire of Virginia), Series 2017 C, Ref. RB	5.00%	12/01/2047	100	94,541
Henrico (County of), VA Economic Development Authority (Westminister Cnatbury Richman), Series 2022, RB	5.00%	10/01/2052	1,000	975,643
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2043	5	5,150
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	4.75%	07/01/2053	875	835,072
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2053	320	322,081
Loudoun (County of), VA Economic Development Authority (Howard Hughes Medical Institute, Inc), Series 2022, Ref. RB	4.00%	10/01/2052	1,030	887,023
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	970,831
Lynchburg Economic Development Authority, Series 2021, Ref. RB	3.00%	01/01/2051	215	139,885
Norfolk (City of), VA Economic Development Authority, Series 2018 B, Ref. RB	4.00%	11/01/2048	885	765,496
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2047	350	354,669
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	750	756,461
Richmond (City of), VA, Series 2020 A, RB	4.00%	01/15/2050	20	17,378
Richmond (City of), VA, Series 2024 C, GO Bonds	4.00%	03/01/2054	500	435,648
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020 A, Ref. RB	5.00%	07/01/2047	505	519,373
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	3.00%	07/01/2045	2,525	1,804,637
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	4.00%	07/01/2051	55	47,121
Rockingham (County of), VA Economic Development Authority (Sentara RHM Medical Center), Series 2021, Ref. RB	3.00%	11/01/2046	145	107,214
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	1,440	1,331,829
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2042	30	30,354
University of Virginia (Green Bonds), Series 2015 A-2, RB	3.57%	04/01/2045	90	75,772
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.25%	02/01/2042	180	191,019
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	4.00%	02/01/2043	95	87,261
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.25%	02/01/2041	25	26,396
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	1,075	1,112,662
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2041	15	15,810
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2024, RB	4.00%	02/01/2043	595	546,850
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

145

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	4.00%	02/01/2042	$330	$307,834
Virginia (Commonwealth of) Public Building Authority, Series 2025 A, RB	5.00%	08/01/2045	1,500	1,555,843
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	4.00%	08/01/2042	1,000	927,651
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	01/01/2045	1,025	867,251
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	4.00%	12/01/2049	2,325	1,952,473
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2041	1,000	1,021,114
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2042	50	50,659
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes), Series 2024, Ref. RB	4.50%	12/01/2044	1,000	907,925
Virginia (Commonwealth of) Transportation Board, Series 2017, RB	4.00%	05/15/2042	25	23,130
Virginia Commonwealth University Health System Authority, Series 2024 A, RB	4.00%	07/01/2054	760	647,887
Virginia Port Authority Commonwealth Port Fund, Series 2023 A, RB	5.25%	07/01/2048	500	519,112
Virginia Resources Authority, Series 2016 C, Ref. RB	3.25%	11/01/2046	260	203,468
Virginia Resources Authority, Series 2016, Ref. RB	4.00%	11/01/2041	235	229,679
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	4.00%	07/01/2048	135	117,985
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	330	340,040
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	4.13%	07/01/2058	250	217,417
				39,361,219
Washington-2.20%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2041	1,200	1,208,901
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	1,500	1,604,622
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2040	50	48,985
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2043	2,235	2,299,211
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2046	565	502,680
Clark County School District No. 114 Evergreen, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2040	205	218,973
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2040	60	63,910
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	1,260	1,301,674
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	4.00%	07/01/2042	1,470	1,384,235
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	5.00%	07/01/2042	75	78,923
Fircrest Properties (Green Bonds) (State of Washington DSHS), Series 2024, RB	5.50%	06/01/2049	2,000	2,105,612
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	20	21,306
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	1,130	1,192,476
King (County of), WA, Series 2015, Ref. RB	4.00%	07/01/2045	175	155,530
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2040	500	477,972
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2041	570	537,758
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2041	580	547,192
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2049	40	40,027
King (County of), WA, Series 2024 A, Ref. RB	5.25%	01/01/2055	1,000	1,034,952
King (County of), WA Public Hospital District No. 2 (Evergreen Health), Series 2020 A, GO Bonds	4.00%	12/01/2045	45	38,287
Kitsap County School District No. 100-C Bremerton, Series 2024 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2047	15	15,547
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2048	975	998,493
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2041	1,080	1,010,310
Pierce County School District No. 403 Bethel, Series 2024, GO Bonds, (CEP -Oregon School Bond Guaranty)	5.00%	12/01/2042	70	73,420
Seattle (City of), WA, Series 2012 A, Ref. RB	4.00%	06/01/2041	5	4,641
Seattle (City of), WA, Series 2014, Ref. RB	4.00%	05/01/2044	5	4,467
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

146

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Seattle (City of), WA, Series 2014, Ref. RB	4.00%	09/01/2044	$915	$814,049
Seattle (City of), WA, Series 2015 A, RB	4.00%	05/01/2045	740	650,873
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2047	175	153,013
Seattle (City of), WA, Series 2017, Ref. RB	4.00%	07/01/2047	5	4,357
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2043	450	411,636
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2047	175	152,959
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2047	130	131,796
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2048	130	131,526
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	25	25,174
Seattle (City of), WA, Series 2024, Ref. RB	5.00%	10/01/2054	50	50,399
Seattle (City of), WA, Series 2025, Ref. RB	5.25%	02/01/2050	10	10,373
Skagit County Public Hospital District No. 1, Series 2024, RB	5.50%	12/01/2054	150	151,477
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	1,000	1,009,172
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	40	42,673
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	280	295,900
Tacoma (City of), WA, Series 2013 A, Ref. RB	4.00%	01/01/2042	575	529,526
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	1,270	1,283,438
Tacoma (City of), WA (Green Bonds), Series 2024 A, Ref. RB	5.00%	01/01/2049	280	283,913
Tacoma (City of), WA (Green Bonds), Series 2024 A, Ref. RB	5.00%	01/01/2054	195	196,854
University of Washington, Series 2012 C, Ref. RB	3.13%	07/01/2042	1,455	1,139,496
University of Washington, Series 2012 C, Ref. RB	3.25%	07/01/2043	125	97,635
University of Washington, Series 2016 A, Ref. RB	4.00%	12/01/2041	880	797,243
University of Washington, Series 2024 B, Ref. RB	5.00%	07/01/2041	50	52,597
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	3,500	3,534,699
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2042	1,070	1,087,628
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2043	120	121,679
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	500	508,238
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	185	187,539
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2042	150	153,306
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	560	568,805
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	180	185,816
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2042	420	431,383
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	315	322,404
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	270	275,162
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2044	60	61,160
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	300	308,890
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2042	285	291,930
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	85	86,793
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2044	45	45,784
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2041	45	46,413
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2042	35	36,056
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	1,095	1,116,254
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2046	25	25,434
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2048	595	606,762
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2049	1,000	1,016,499
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2042	15	15,817
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2045	30	31,024
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2046	300	308,941
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2049	900	918,030
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2041	265	280,944
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2042	80	84,048
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	985	1,015,438
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	1,000	1,022,247
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2045	1,455	1,482,895
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2046	1,000	1,015,222
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	595	621,348
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

147

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	$1,580	$1,637,824
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	1,125	1,159,335
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2041	285	296,952
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2041	5	5,238
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2042	615	639,008
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2042	25	26,026
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2044	85	87,596
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2046	35	35,799
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2042	330	345,983
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2043	820	853,256
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2044	120	124,424
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2047	205	209,460
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2048	185	188,434
Washington (State of) (Bid Group 2), Series 2024-A, GO Bonds	5.00%	08/01/2048	5	5,080
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	200	205,212
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	495	506,447
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2046	165	168,263
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2047	500	507,725
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2042	435	449,994
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2043	585	601,541
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2044	1,020	1,045,304
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2045	75	76,622
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2046	60	61,107
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2047	50	50,728
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	145	149,826
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	105	108,015
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2045	10	10,251
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	225	229,836
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2047	75	76,375
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2048	80	81,187
Washington (State of) (Bid Group 3), Series 2025 C, GO Bonds	5.00%	02/01/2043	75	78,506
Washington (State of) (Bid Group 3), Series 2025 C, GO Bonds	5.00%	02/01/2044	15	15,603
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2041	95	98,671
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2043	180	184,704
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2048	170	161,110
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	3.00%	07/01/2058	75	46,170
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	4.00%	07/01/2058	145	110,498
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	4.00%	07/01/2058	55	41,185
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2058	1,250	1,173,426
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	305	263,697
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	4.13%	08/15/2043	190	168,681
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2017 B, Ref. RB	4.00%	08/15/2041	1,000	895,055
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.25%	10/01/2040	500	467,211
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014, RB	5.00%	10/01/2044	100	97,527
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2015, RB	4.00%	10/01/2045	40	33,651
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	4.00%	09/01/2045	20	17,353
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2045	190	187,407
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	1,000	966,351
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

148

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	$3,000	$2,931,652
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2017 A, RB	5.00%	10/01/2047	15	14,784
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,540	1,365,323
Washington (State of) Higher Education Facilities Authority (Gonzaga University), Series 2019 A, RB	3.00%	04/01/2049	730	494,315
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	1,560	1,296,717
Washington (State of) Housing Finance Commission (Seattle Academy of Arts and Sciences), Series 2023, Ref. RB(d)	6.38%	07/01/2063	100	106,150
Washington Biomedical Research Properties 3.2, Series 2015 A, RB	4.00%	01/01/2048	1,395	1,199,450
Washington Health Care Facilities Authority, Series 2014 C, RB	4.00%	10/01/2044	10	8,489
Washington Health Care Facilities Authority, Series 2017, RB	4.00%	07/01/2042	135	119,754
Washington Health Care Facilities Authority, Series 2017, RB	5.00%	07/01/2042	25	24,333
Washington Health Care Facilities Authority, Series 2020, Ref. RB	4.00%	09/01/2050	115	95,771
Washington State Housing Finance Commission, Series 2024, RB	5.00%	07/01/2054	500	469,547
				66,276,710
West Virginia-0.29%
Marshall University, Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	05/01/2046	750	550,848
West Virginia (State of), Series 2018 B, GO Bonds	4.00%	06/01/2042	60	54,938
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2041	5	5,093
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	12/01/2042	875	798,534
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	06/01/2043	15	13,563
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	30	30,506
West Virginia (State of) Economic Development Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	4.13%	01/01/2047	135	100,822
West Virginia (State of) Hospital Finance Authority (West Virginia University), Series 2019, RB	4.00%	10/01/2047	175	153,423
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	570	506,916
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	6.00%	09/01/2048	125	132,775
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017 A, RB	4.25%	06/01/2047	160	141,664
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017 A, RB	5.00%	06/01/2047	35	34,665
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017, RB	5.00%	06/01/2042	480	480,983
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	4.00%	06/01/2051	2,220	1,835,073
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	5.00%	06/01/2052	105	102,793
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.13%	06/01/2042	10	9,037
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.25%	06/01/2047	505	447,583
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.38%	06/01/2053	385	338,672
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	955	966,800
West Virginia (State of) Parkways Authority, Series 2018, RB	4.00%	06/01/2047	430	368,649
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	990	997,042
West Virginia (State of) Parkways Authority, Series 2021, RB	4.00%	06/01/2051	695	583,970
				8,654,349
Wisconsin-0.91%
Ashwaubenon Community Development Authority (Brown County Expo), Series 2019, RB	3.00%	06/01/2044	35	26,821
Franklin Public School District, Series 2025 A, GO Bonds	4.00%	04/01/2045	2,005	1,772,658
Racine Unified School District, Series 2025, Ref. GO Bonds, (INS - AGI)(a)	4.00%	04/01/2045	80	72,844
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	4.25%	04/01/2048	100	90,064
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

149

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2021, Ref. RB	4.00%	04/01/2046	$105	$93,448
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2021, Ref. RB	4.00%	04/01/2051	45	38,307
Village of Mount Pleasant WI, Series 2018 A, RB	5.00%	04/01/2043	75	76,125
Wisconsin (State of) Health & Educational Facilities Authority (Covenant Communities, Inc.), Series 2018 A, RB	4.00%	07/01/2048	190	148,403
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016, RB	3.50%	02/15/2046	410	311,897
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	4.00%	02/15/2042	495	438,904
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	5.00%	02/15/2047	1,000	986,005
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2016, Ref. RB(b)(c)	4.00%	05/15/2026	10	10,108
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	4.00%	11/15/2046	715	614,191
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2046	1,120	969,741
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	3.00%	08/15/2051	1,075	734,877
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2051	15	12,459
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2025, RB	4.38%	08/15/2055	30	27,149
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2025, RB	5.25%	08/15/2055	125	125,093
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022 B, RB	5.25%	12/01/2048	50	50,896
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022, RB	5.50%	12/01/2052	25	25,826
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital of Wisconsin, Inc.), Series 2020, RB	4.00%	08/15/2050	315	265,519
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital of Wisconsin, Inc.), Series 2020, RB	3.00%	08/15/2052	100	66,575
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2042	540	491,701
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2047	3,260	2,814,087
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016 B, RB	5.00%	02/15/2042	95	94,577
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	5.00%	12/01/2041	100	100,615
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	4.00%	12/01/2046	150	124,757
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2046	1,395	1,160,691
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2051	1,585	1,262,414
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center), Series 2018, Ref. RB	4.13%	04/01/2046	355	308,463
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.), Series 2019, Ref. RB	3.13%	12/15/2049	310	214,965
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.), Series 2019, Ref. RB	4.00%	12/15/2049	25	20,927
Wisconsin (State of) Public Finance Authority, Series 2022, Ref. RB	5.25%	03/01/2047	15	14,138
Wisconsin (State of) Public Finance Authority, Series 2023 A, RB(d)	5.75%	07/01/2063	800	749,831
Wisconsin (State of) Public Finance Authority, Series 2023, RB	5.75%	07/01/2062	531	526,576
Wisconsin (State of) Public Finance Authority (Bayhealth Medical Center Project), Series 2021 A, RB	3.00%	07/01/2050	1,000	712,701
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

150

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Public Finance Authority (Blue Ridge Healthcare), Series 2020 A, Ref. RB	3.00%	01/01/2050	$995	$673,910
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A, RB	4.00%	10/01/2052	1,010	841,502
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	550	562,265
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	4,015	4,015,002
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2046	920	920,045
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2015 A, RB	4.25%	06/01/2041	1,415	1,292,141
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB	4.00%	06/01/2045	1,000	867,394
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	06/01/2045	3,285	2,429,974
Wisconsin (State of) Public Finance Authority (Wakemed Hospital), Series 2019 A, Ref. RB	5.00%	10/01/2044	250	244,974
				27,401,560
Wyoming-0.06%
University of Wyoming, Series 2021 C, RB, (INS - AGI)(a)	4.00%	06/01/2051	1,955	1,698,462
TOTAL INVESTMENTS IN SECURITIES(g)-98.19% (Cost $3,190,056,645)				2,956,356,630
OTHER ASSETS LESS LIABILITIES-1.81%				54,508,427
NET ASSETS-100.00%				$3,010,865,057

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
PCR	-Pollution Control Revenue Bonds
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $1,846,809, which represented less than 1% of the Fund’s Net Assets.

(e)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(f)	Restricted security. The value of this security at August 31, 2025 represented less than 1% of the Fund’s Net Assets.
(g)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty, Inc.	6.1%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

151

Invesco New York AMT-Free Municipal Bond ETF (PZT)
August 31, 2025
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.87%
Guam-0.14%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	$200	$190,841
New York-96.73%
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	4.00%	11/01/2044	200	183,050
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	5.00%	11/01/2049	2,000	2,026,095
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	500	512,106
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB, (INS - AGI)(a)	3.00%	07/15/2043	595	441,729
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2045	1,000	733,764
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2050	50	34,685
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	04/01/2050	250	209,746
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	927,175
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	630	570,358
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	500	473,592
Dutchess County Local Development Corp. (Nuvance Health), Series 2019 B, Ref. RB	4.00%	07/01/2049	500	406,751
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	4.00%	07/01/2046	200	176,796
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group), Series 2022 A, Ref. RB	5.25%	12/01/2052	65	63,090
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	453,813
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	695	614,313
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	02/15/2047	570	498,542
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2041	50	47,184
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2044	655	591,399
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	500	503,385
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	10	10,000
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	10	10,096
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2040	60	63,616
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2042	40	42,009
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2049	750	757,025
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2054	1,000	1,005,072
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	425	436,356
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGI)(a)	5.00%	09/01/2053	25	25,182
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2045	25	21,216
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2046	100	84,085
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	65	55,442
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	50	44,273
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2046	50	41,285
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2042	15	13,200
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	30	24,959
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2041	100	90,014
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,000	992,336
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	25	25,039
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2047	30	30,061
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	4.00%	11/15/2052	75	63,734
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGI)(a)	5.00%	11/15/2044	800	806,024
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGI)(a)	4.00%	11/15/2049	500	416,560
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2040	185	188,506
Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	11/15/2046	15	12,613
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2040	20	18,326
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2043	125	110,249
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2054	110	89,976
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	400	383,444
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

152

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	$1,000	$996,920
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	55	55,276
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-2, RB	4.00%	11/15/2048	65	54,494
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2049	10	8,323
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	20	16,981
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2049	105	105,840
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2051	150	128,873
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	1,115	1,142,762
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2040	30	31,007
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	80	80,042
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2047	100	98,831
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB, (INS - BAM)(a)	4.00%	11/15/2048	200	169,095
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2048	515	520,067
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2042	15	15,571
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2043	45	46,444
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2045	70	71,500
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2049	600	604,799
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2050	10	10,063
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	4.00%	11/15/2054	40	33,946
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2041	5	5,134
Monroe County Industrial Development Corp. (Highland Hospital of Rochester), Series 2017, RB	5.00%	12/01/2046	590	570,778
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	35	31,830
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	1,065	913,642
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	250	250,489
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,115	1,088,051
Nassau (County of), NY, Series 2013 A, GO Bonds	4.00%	04/01/2043	165	150,678
Nassau (County of), NY, Series 2025 A, GO Bonds	5.00%	04/01/2055	500	505,675
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	95	90,019
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2041	15	15,014
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,001,586
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2041	15	15,289
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	685	686,968
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.25%	12/01/2042	35	27,747
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2041	10	9,425
New York & New Jersey (States of) Port Authority, Series 2022, RB	5.00%	01/15/2052	420	423,380
New York & New Jersey (States of) Port Authority, Series 2023-241, RB	5.00%	07/15/2053	60	60,546
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	35	35,600
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	200	202,716
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2043	125	113,087
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	5	5,023
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	1,000	1,004,815
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	100	100,780
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2041	125	132,108
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2042	55	57,646
New York & New Jersey (States of) Port Authority, Two Hundred Forty One Series 2023, RB	5.00%	07/15/2041	25	26,314
New York & New Jersey (States of) Port Authority, Two Hundred Sixteenth Series 2019, RB	4.00%	09/01/2049	100	85,826
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2040	500	483,786
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	750	708,841
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	10/01/2040	5	4,676
New York (City of), NY, Series 2017 B-1, GO Bonds	3.25%	10/01/2042	100	79,304
New York (City of), NY, Series 2018 E-1, GO Bonds	3.63%	03/01/2045	55	45,662
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2041	20	15,765
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	100	92,236
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	20	20,383
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	500	507,195
New York (City of), NY, Series 2020 D-1, GO Bonds	3.00%	03/01/2045	90	66,673
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2050	400	342,694
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2040	5	4,685
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

153

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2041	$35	$32,282
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	95	95,006
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2050	130	111,252
New York (City of), NY, Series 2021 BB-1, Ref. RB	4.00%	06/15/2045	140	125,432
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2041	30	23,875
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	10	10,188
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	75	75,748
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	175	152,511
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2043	45	46,684
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	210	184,775
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	5	5,201
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	45	46,483
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2047	15	15,109
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2048	15	15,082
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2044	20	20,417
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	1,000	1,001,481
New York (City of), NY, Series 2024 A, GO Bonds	4.13%	08/01/2053	100	86,596
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	80	83,143
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	50	51,578
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	35	35,898
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2045	100	102,015
New York (City of), NY, Series 2024 C, GO Bonds	4.00%	03/01/2046	100	87,959
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2047	100	103,054
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2053	280	286,381
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2041	30	31,453
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2042	130	135,353
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2041	20	18,465
New York (City of), NY, Series 2024 D, GO Bonds	5.50%	04/01/2048	100	105,338
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	300	306,650
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2039	50	47,105
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	100	102,099
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	500	506,236
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	210	211,669
New York (City of), NY, Subseries 2018 F-1, GO Bonds	3.50%	04/01/2046	60	48,182
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	5	4,704
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	20	20,395
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2044	60	53,713
New York (City of), NY, Subseries 2019 A-1, GO Bonds	3.00%	08/01/2045	35	25,757
New York (City of), NY, Subseries 2020 B-1, GO Bonds	3.00%	10/01/2044	15	11,182
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	50	53,065
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	190	199,917
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	30	31,313
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2042	10	10,415
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	20	20,717
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	55	57,458
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	125	130,034
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	5	4,540
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	100	104,455
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	70	72,739
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	200	204,660
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	500	431,043
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2040	25	26,431
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	5	5,132
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	10	10,285
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.00%	01/01/2046	240	171,428
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB	3.00%	03/01/2049	20	13,511
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

154

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	03/01/2049	$2,000	$1,385,900
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	100	102,130
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	200	174,696
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	3.00%	06/15/2046	200	146,220
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	5.00%	06/15/2046	10	10,028
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	5	5,013
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB	3.50%	06/15/2040	25	22,120
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	1,000	860,798
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2049	100	86,080
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	4.00%	06/15/2040	250	240,271
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2043	220	198,862
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	701,868
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	1,000	865,225
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	180	165,012
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	4.00%	06/15/2042	110	100,840
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	4.00%	06/15/2041	15	14,012
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	115	118,922
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	500	501,474
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	500	500,419
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	245	211,015
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	3.00%	06/15/2044	5	3,790
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	861,286
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	500	500,169
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	60	60,773
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	4.00%	06/15/2052	175	150,038
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	50	50,872
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	2,000	1,805,478
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	30	30,990
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.00%	06/15/2051	400	405,117
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	4.00%	06/15/2054	325	277,551
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.25%	06/15/2055	55	56,781
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	50	46,808
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	100	103,644
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.25%	06/15/2048	10	10,325
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	245	252,135
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-1, RB	5.25%	06/15/2054	300	308,719
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	100	102,991
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	310	320,764
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	475	490,166
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(b)(c)	5.00%	01/15/2026	1,000	1,009,181
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2042	35	31,640
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	5	5,075
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2042	100	90,864
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2042	385	349,825
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	500	503,195
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	500	503,359
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	230	232,072
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.25%	05/01/2043	45	35,725
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2043	25	25,198
New York (City of), NY Transitional Finance Authority, Series 2017, RB	4.00%	02/01/2044	20	17,922
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2041	15	15,251
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2044	85	76,382
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	1,060	930,866
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2041	55	50,703
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2042	15	13,566
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2043	100	89,245
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	3.00%	05/01/2045	50	36,672
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

155

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	$100	$87,636
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	2,000	1,420,030
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	165	154,668
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	40	36,137
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2045	20	17,609
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2040	50	46,605
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2042	35	31,710
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2040	130	121,293
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2041	20	18,345
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	25	25,616
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2043	65	58,344
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2045	60	52,826
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	90	65,727
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2046	10	8,710
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	1,000	711,478
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2040	40	32,656
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2042	10	9,061
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2045	5	4,394
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2045	95	95,697
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2048	5	4,302
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	50	45,124
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	190	165,836
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	145	124,129
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	10	6,939
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2040	10	10,643
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	20	20,716
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	55	56,219
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	20	20,355
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2045	100	101,425
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	75	65,045
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	20	20,633
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	35	35,716
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	65	66,106
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	125	114,811
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2043	65	58,493
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	100	101,702
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	390	392,672
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2051	15	15,038
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	10	10,263
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	30	30,627
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	100	101,355
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	10	10,096
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	100	100,721
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	350	351,334
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	200	208,458
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	40	41,719
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	70	72,285
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	40	41,052
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	100	101,693
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	145	148,901
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	4.00%	02/01/2051	400	346,264
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2041	90	97,755
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2042	30	31,058
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2044	100	106,150
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	225	231,051
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	200	204,846
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	5.00%	05/01/2046	100	101,417
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	200	183,748
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

156

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2043	$5	$5,168
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2045	15	15,343
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2046	80	81,254
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.25%	05/01/2049	35	36,076
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2043	65	68,634
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2044	35	36,005
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2048	390	403,005
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2040	330	348,949
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	530	555,567
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2041	25	26,178
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2042	55	57,270
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	100	103,133
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	25	25,674
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	60	60,890
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2047	100	101,135
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2048	80	80,766
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	1,050	1,059,602
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	300	307,523
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2042	500	521,074
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2043	5	5,160
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2044	20	20,555
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2046	15	15,223
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	180	182,082
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	120	123,815
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2045	150	153,265
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2049	100	102,925
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2051	200	205,466
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2052	100	100,734
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2040	160	169,666
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2040	160	169,666
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2044	80	82,177
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2045	45	46,028
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2046	60	60,941
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2047	60	60,709
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2046	10	10,164
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.25%	11/01/2048	200	206,801
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2040	45	47,839
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2040	20	20,132
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2041	5	4,599
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	3.00%	08/01/2042	35	27,090
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	3.25%	02/01/2042	150	122,206
New York (City of), NY Transitional Finance Authority, Subseries 2018 A, RB	4.00%	08/01/2041	50	46,180
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	10	10,220
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	3.63%	08/01/2040	40	35,913
New York (City of), NY Transitional Finance Authority, Subseries 2020 A-3, RB	4.00%	05/01/2044	70	61,798
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	30	31,984
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	20	21,102
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	460	482,727
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History), Series 2024, Ref. RB	5.00%	07/15/2054	375	383,354
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2043	5	5,025
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2041	160	161,674
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	190	191,665
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2041	30	30,421
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2043	5	5,046
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2043	10	10,182
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2045	10	10,035
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	205	207,832
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

157

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	$20	$20,377
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	50	50,746
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2047	15	15,114
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	03/15/2049	1,000	711,750
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	500	423,055
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	500	409,263
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2041	150	120,572
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2042	35	27,424
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2045	20	17,680
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2046	30	26,273
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2048	85	73,630
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	100	102,131
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	600	521,902
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	3.00%	02/15/2049	100	71,220
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2049	100	86,136
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2042	5	4,563
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2047	150	130,596
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	100	89,284
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2047	100	87,064
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	4.25%	10/01/2051	500	445,930
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	575	523,295
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2043	150	135,217
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2049	20	17,233
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	3.50%	03/15/2052	10	7,720
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.25%	10/01/2050	500	508,163
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2049	70	61,168
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2053	100	101,009
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2041	40	42,157
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2042	15	15,654
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2049	20	20,246
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2051	1,000	1,009,650
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2041	80	83,651
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	70	72,608
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	105	108,325
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	70	71,900
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2045	100	102,232
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	115	117,031
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2047	100	87,367
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	100	103,171
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2049	110	113,364
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	355	365,142
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2054	60	50,857
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2041	60	63,382
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2044	20	20,641
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2053	365	367,785
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	750	665,845
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB	3.00%	03/15/2041	75	60,286
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	25	25,349
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	1,000	1,018,234
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2042	125	113,760
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref. RB	4.00%	07/01/2045	500	398,248
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	500	501,682
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	500	413,808
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	15,038
New York (State of) Dormitory Authority (Group 4), Series 2020 A, Ref. RB	4.00%	03/15/2044	125	111,515
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	4.00%	07/01/2040	30	26,888
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

158

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	$75	$74,994
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	110	77,520
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	2,000	1,774,303
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2022 1-B, RB	4.00%	07/01/2051	130	111,181
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	500	484,866
New York (State of) Dormitory Authority (New School (The)), Series 2022 A, Ref. RB	4.00%	07/01/2052	25	19,881
New York (State of) Dormitory Authority (New York University), Series 2001-1, RB, (INS - AMBAC)(a)	5.50%	07/01/2040	500	561,874
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2043	5	4,483
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	4.00%	05/01/2054	1,000	818,832
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.25%	05/01/2054	1,000	1,005,048
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2043	500	506,666
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	4.00%	07/01/2044	15	13,282
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	80	73,944
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	500	500,150
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	1,785	1,509,027
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	1,175	1,119,820
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2050	1,005	867,299
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2052	1,500	1,281,680
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2061	1,990	1,665,146
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2051	15	14,919
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	295	295,479
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2041	100	93,053
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	15	13,266
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2046	130	91,639
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2050	250	213,744
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2053	10	8,425
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2045	35	31,154
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2047	10	8,639
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	2,000	1,372,291
New York (State of) Thruway Authority, Series 2020, RB	4.00%	01/01/2046	250	217,608
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	500	354,061
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	500	507,332
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	250	256,385
New York (State of) Thruway Authority (Bid Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2056	100	82,685
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	4.00%	03/15/2049	20	17,447
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	110	110,397
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	200	200,705
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2057	100	86,037
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2041	15	13,997
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	15	15,611
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	100	103,273
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	4.00%	03/15/2043	10	9,028
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2055	100	82,927
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	45	45,858
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	95	96,259
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	205	206,534
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	60	53,604
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	3.00%	03/15/2048	100	71,443
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	150	123,545
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2041	825	766,661
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2047	15	13,074
New York (State of) Thruway Authority (Group 2), Series 2020, RB	4.00%	01/01/2043	60	54,038
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2042	20	18,407
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

159

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2044	$70	$63,097
New York (State of) Thruway Authority (Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2057	1,000	825,193
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2040	25	27,147
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2041	10	10,749
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2017 A-3, RB	4.00%	08/01/2044	10	8,932
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	1,885	1,886,058
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	400	350,229
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	1,500	1,492,858
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	1,075	841,591
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	190	132,694
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	1,000	910,298
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.00%	09/15/2043	475	368,451
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.13%	09/15/2050	40	28,916
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.50%	09/15/2052	585	427,894
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.63%	09/15/2069	385	354,867
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	150	109,235
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	2,000	1,346,071
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	1,000	1,019,875
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.25%	06/15/2053	1,000	1,035,762
New York State Urban Development Corp., Series 2015, Ref. RB	5.00%	03/15/2045	90	90,107
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2041	100	102,166
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2043	25	22,634
New York State Urban Development Corp., Series 2019 A, Ref. RB	3.00%	03/15/2049	10	7,009
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	500	510,517
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	15	15,254
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	250	222,005
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	565	483,281
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2041	100	93,185
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2045	20	17,760
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2047	100	72,208
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2049	10	7,057
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2040	50	41,663
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	100	101,339
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	10	10,109
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2048	145	103,419
New York State Urban Development Corp., Series 2021 A, Ref. RB	4.00%	03/15/2048	55	48,143
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2041	50	40,133
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2043	85	88,082
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	2,000	1,789,509
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	145	130,522
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2045	5	4,427
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2044	55	49,034
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2046	80	70,335
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	50	51,335
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2046	75	76,663
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2047	75	76,519
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	25	25,459
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2044	75	67,206
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	15	13,076
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	1,000	698,605
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	15	15,139
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2049	20	20,154
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2050	15	15,104
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2049	70	71,116
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	25	25,309
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

160

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	$55	$55,553
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	1,200	1,204,708
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	500	467,185
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2044	30	21,186
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGI)(a)	4.00%	12/01/2049	110	93,947
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	250	253,472
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	500	505,029
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2049	100	85,682
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2044	65	50,782
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	845	846,968
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,000	886,464
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	3.00%	05/15/2051	40	27,979
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	100	85,988
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2040	35	36,684
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	15	15,808
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	15	15,307
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	1,000	1,025,031
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2057	55	56,242
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	5.00%	05/15/2053	35	35,246
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2043	15	15,564
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2044	5	5,160
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	100	101,738
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	1,000	1,012,657
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.13%	05/15/2064	425	360,148
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	500	513,312
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2041	10	10,539
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	500	503,472
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	1,000	1,026,133
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	4.50%	05/15/2047	90	86,865
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	5	5,249
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	5	5,167
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2051	15	15,161
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	300	308,861
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	200	208,953
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	2,000	2,003,894
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	15	14,812
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2052	90	91,790
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	630	636,280
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	35	35,349
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	100	83,160
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	200	204,556
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	4.00%	05/15/2048	100	87,086
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2048	20	20,219
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	4.25%	05/15/2058	30	26,437
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	4.50%	05/15/2063	300	274,171
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-2 RB	5.25%	05/15/2064	100	102,409
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-3 RB	5.25%	05/15/2064	100	102,278
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

161

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI), (Acquired 01/22/2025; Cost $1,099,774)(a)(d)	5.75%	11/01/2049	$1,000	$1,060,003
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI), (Acquired 01/22/2025; Cost $1,096,116)(a)(d)	5.75%	11/01/2053	1,000	1,056,650
				127,548,380
TOTAL INVESTMENTS IN SECURITIES(e)-96.87% (Cost $139,865,428)				127,739,221
OTHER ASSETS LESS LIABILITIES-3.13%				4,122,988
NET ASSETS-100.00%				$131,862,209

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Restricted security. The aggregate value of these securities at August 31, 2025 was $2,116,653, which represented 1.61% of the Fund’s Net Assets.
(e)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty, Inc.	8.33%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

162

Invesco Preferred ETF (PGX)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Preferred Stocks-99.73%
Automobiles-1.75%
Ford Motor Co.
Pfd., 6.00%	1,147,225	$24,229,392
Pfd., 6.20%(b)	1,079,681	23,256,329
Pfd., 6.50%(b)	864,397	20,140,450
		67,626,171
Banks-34.52%
Associated Banc-Corp
Series F, Pfd., 5.63%(b)	151,704	3,208,540
Series E, Pfd., 5.88%	138,975	3,012,978
Pfd., 6.63%(b)(c)	436,046	10,709,290
Banc of California, Inc., Series F, Pfd., 7.75%(b)(c)	738,325	18,214,478
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	1,322,884	22,727,147
Series QQ, Pfd., 4.25%(b)	1,882,684	33,342,334
Series NN, Pfd., 4.38%(b)	1,555,754	28,548,086
Series SS, Pfd., 4.75%(b)	998,164	19,623,904
Series LL, Pfd., 5.00%	1,878,242	39,029,869
Series KK, Pfd., 5.38%(b)	2,000,047	44,721,051
Series HH, Pfd., 5.88%(b)	1,235,564	30,814,966
Series GG, Pfd., 6.00%(b)	1,943,131	49,044,626
Series K, Pfd., 6.45%(b)	1,509,907	38,849,907
Bank of Hawaii Corp.
Series A, Pfd., 4.38%	261,674	4,513,877
Pfd., 8.00%(b)	238,138	6,334,471
Bank OZK, Series A, Pfd., 4.63%	506,629	8,643,091
Cadence Bank, Series A, Pfd., 5.50%(b)	257,395	5,441,330
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	651,083	13,028,171
Series I, Pfd., 6.50%(c)	509,575	12,851,481
Pfd., 7.38%(b)	577,090	15,223,634
Comerica, Inc., Series B, Pfd., 6.88%(c)	391,550	9,906,215
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	207,813	3,767,650
Fifth Third Bancorp
Series K, Pfd., 4.95%	358,655	7,244,831
Series A, Pfd., 6.00%(b)	288,117	6,949,382
First Citizens BancShares, Inc.
Series A, Pfd., 5.38%	512,368	10,959,552
Series C, Pfd., 5.63%(b)	274,809	6,224,424
First Horizon Corp.
Series F, Pfd., 4.70%	208,825	3,800,615
Series E, Pfd., 6.50%	219,038	5,403,667
Flagstar Financial, Inc., Series A, Pfd., 6.38%(b)(c)	747,279	16,156,172
Fulton Financial Corp., Series A, Pfd., 5.13%(b)	285,504	5,584,458
Hancock Whitney Corp., Pfd., 6.25%	251,745	5,936,147
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%(b)	716,446	13,096,633
Series C, Pfd., 5.70%	258,518	5,806,314
Series J, Pfd., 6.88%(b)(c)	470,510	11,913,313
	Shares	Value
Banks-(continued)
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	2,886,120	$53,566,387
Series JJ, Pfd., 4.55%(b)	2,155,831	42,362,079
Series LL, Pfd., 4.63%(b)	2,657,756	53,713,249
Series GG, Pfd., 4.75%(b)	1,300,692	26,716,214
Series DD, Pfd., 5.75%(b)	2,453,997	61,423,545
Series EE, Pfd., 6.00%(b)	2,667,970	67,819,797
KeyCorp
Series G, Pfd., 5.63%(b)	647,695	14,579,614
Series F, Pfd., 5.65%(b)	608,819	13,582,752
Series E, Pfd., 6.13%(b)(c)	720,138	17,974,644
Pfd., 6.20%(b)(c)	863,987	21,426,878
M&T Bank Corp.
Series H, Pfd., 5.63%(b)(c)	367,623	9,098,669
Series J, Pfd., 7.50%(b)	1,083,037	29,350,303
Old National Bancorp
Series A, Pfd., 7.00%	158,113	3,981,285
Series C, Pfd., 7.00%	173,538	4,361,010
Popular Capital Trust II, Pfd., 6.13%	97,357	2,433,925
Regions Financial Corp.
Series E, Pfd., 4.45%(b)	575,615	10,510,730
Series C, Pfd., 5.70%(c)	717,203	17,155,496
Pfd., 6.95%(b)(c)	731,550	18,793,519
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%(b)	436,666	9,008,420
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	1,327,377	26,043,137
Series O, Pfd., 5.25%(b)	822,877	17,897,575
U.S. Bancorp
Series L, Pfd., 3.75%	716,178	11,179,539
Series M, Pfd., 4.00%(b)	1,078,879	17,974,124
Series O, Pfd., 4.50%(b)	640,996	12,428,912
Series K, Pfd., 5.50%(b)	827,570	19,720,993
UMB Financial Corp., Pfd., 7.75%(c)	434,101	11,395,151
Valley National Bancorp, Series C, Pfd., 8.25%(b)(c)	218,413	5,611,030
WaFd, Inc., Series A, Pfd., 4.88%(b)	426,389	7,205,974
Webster Financial Corp., Series F, Pfd., 5.25%(b)	218,404	4,389,920
Wells Fargo & Co.
Series DD, Pfd., 4.25%(b)	1,809,138	31,967,468
Series CC, Pfd., 4.38%(b)	1,510,485	26,977,262
Series AA, Pfd., 4.70%(b)	1,693,423	32,445,985
Series Z, Pfd., 4.75%(b)	2,912,676	56,680,675
Series Y, Pfd., 5.63%(b)	992,496	23,869,529
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)(c)	433,823	9,878,150
Wintrust Financial Corp., Series F, Pfd., 7.88%(c)	613,197	16,194,533
		1,330,351,077
Broadline Retail-0.26%
QVC, Inc.
Pfd., 6.25%	699,853	6,963,537
Pfd., 6.38%	307,221	3,072,210
		10,035,747
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

163

Invesco Preferred ETF (PGX)—(continued)
August 31, 2025
	Shares	Value
Capital Markets-12.11%
Affiliated Managers Group, Inc.
Pfd., 4.20%	292,454	$4,746,528
Pfd., 4.75%(b)	394,083	7,168,370
Pfd., 5.88%	431,898	9,303,083
Pfd., 6.75%(b)	646,969	15,993,074
Bank of New York Mellon Corp. (The), Series K, Pfd., 6.15%(b)(c)	715,156	18,508,237
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)(b)	331,817	5,202,891
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)(b)	572,663	9,334,407
Brookfield Oaktree Holdings LLC
Series B, Pfd., 6.55%	337,860	7,243,718
Series A, Pfd., 6.63%	265,483	5,673,372
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	866,448	16,809,091
Series D, Pfd., 5.95%(b)	1,079,812	27,211,262
KKR & Co., Inc., Series T, Pfd., 6.88%	853,549	21,791,106
Morgan Stanley
Series O, Pfd., 4.25%	1,881,806	33,439,693
Series L, Pfd., 4.88%(b)	737,541	15,222,846
Series K, Pfd., 5.85%(b)	1,462,976	35,813,653
Series I, Pfd., 6.38%	1,453,787	36,649,970
Series P, Pfd., 6.50%(b)	1,441,171	36,778,684
Series Q, Pfd., 6.63%(b)	1,445,111	37,471,728
Series F, Pfd., 6.88%(b)	1,228,028	31,142,790
Series E, Pfd., 7.13%	1,166,651	29,784,600
New Mountain Finance Corp., Pfd., 8.25%(b)	167,157	4,222,386
Northern Trust Corp., Series E, Pfd., 4.70%	580,008	11,750,962
State Street Corp., Series G, Pfd., 5.35%(b)	721,851	16,602,573
Stifel Financial Corp.
Series D, Pfd., 4.50%(b)	446,533	8,104,574
Pfd., 5.20%	327,435	6,957,994
Series C, Pfd., 6.13%(b)	328,266	7,986,712
Series B, Pfd., 6.25%	226,204	5,682,244
		466,596,548
Chemicals-0.11%
EIDP, Inc., Series B, Pfd., 4.50%	61,377	4,339,354
Commercial Services & Supplies-0.31%
Pitney Bowes, Inc., Pfd., 6.70%(b)	620,640	12,090,067
Consumer Finance-4.28%
Atlanticus Holdings Corp.
Pfd., 6.13%	189,400	4,788,032
Pfd., 9.25%	188,100	4,805,955
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	615,146	10,531,299
Series L, Pfd., 4.38%(b)	974,516	16,625,243
Series K, Pfd., 4.63%	182,236	3,344,031
Series J, Pfd., 4.80%(b)	1,809,271	34,032,387
Series I, Pfd., 5.00%(b)	2,170,840	42,808,965
Navient Corp., Pfd., 6.00%	440,521	8,317,036
Synchrony Financial
Series A, Pfd., 5.63%(b)	1,079,011	21,170,196
Series B, Pfd., 8.25%(b)(c)	721,529	18,651,525
		165,074,669
	Shares	Value
Diversified REITs-0.27%
Global Net Lease, Inc.
Series B, Pfd., 6.88%(b)	202,166	$4,587,146
Series A, Pfd., 7.25%(b)	245,198	5,786,673
		10,373,819
Diversified Telecommunication Services-4.55%
AT&T, Inc.
Series C, Pfd., 4.75%(b)	2,533,477	49,706,819
Series A, Pfd., 5.00%(b)	1,729,585	35,508,380
Pfd., 5.35%(b)	1,914,182	43,203,088
Qwest Corp.
Pfd., 6.50%	1,399,443	27,848,915
Pfd., 6.75%	950,162	18,908,224
		175,175,426
Electric Utilities-7.84%
BIP Bermuda Holdings I Ltd., Pfd., 5.13% (Canada)(b)	435,838	7,618,448
Brookfield Infrastructure Finance ULC
Pfd., 5.00% (Canada)	366,474	6,211,734
Pfd., 7.25% (Canada)(b)	229,935	5,884,037
Duke Energy Corp.
Pfd., 5.63%(b)	721,247	17,670,552
Series A, Pfd., 5.75%(b)	1,449,936	35,813,419
Entergy Arkansas LLC, Pfd., 4.88%	437,099	9,117,885
Entergy Louisiana LLC, Pfd., 4.88%(b)	383,440	7,933,374
Entergy Mississippi LLC, Pfd., 4.90%(b)	377,995	7,971,915
Entergy New Orleans LLC, Pfd., 5.50%	319,342	7,172,421
Georgia Power Co., Series 2017-A, Pfd., 5.00%(b)	392,323	8,827,268
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%	359,708	8,499,900
NextEra Energy Capital Holdings, Inc.
Series N, Pfd., 5.65%(b)	987,865	22,967,861
Series U, Pfd., 6.50%(b)	1,255,873	31,660,558
Pacific Gas and Electric Co., Series A, Pfd., 6.00%	152,642	3,414,602
SCE Trust II, Pfd., 5.10%	252,208	4,264,837
SCE Trust VI, Pfd., 5.00%(b)	697,737	11,756,868
SCE Trust VII, Series M, Pfd., 7.50%	807,423	18,772,585
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,080,277	19,661,041
Series 2020, Pfd., 4.95%(b)	1,439,171	30,970,960
Pfd., 5.25%(b)	645,761	14,723,351
Pfd., 6.50%(b)	812,953	21,258,721
		302,172,337
Financial Services-4.83%
Apollo Global Management, Inc., Pfd., 7.63%(c)	868,251	22,965,239
Brookfield BRP Holdings (Canada), Inc.
Pfd., 4.63% (Canada)	509,877	8,117,242
Pfd., 4.88% (Canada)(b)	380,283	6,346,923
Pfd., 7.25% (Canada)(b)	216,633	5,435,322
Carlyle Finance LLC, Pfd., 4.63%(b)	723,296	13,214,618
Corebridge Financial, Inc., Pfd., 6.38%(b)	861,892	20,685,408
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	438,081	7,600,705
Series A, Pfd., 5.25%	1,158,055	24,770,797
Jackson Financial, Inc., Pfd., 8.00%(b)(c)	787,677	20,558,370
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

164

Invesco Preferred ETF (PGX)—(continued)
August 31, 2025
	Shares	Value
Financial Services-(continued)
KKR Group Finance Co. IX LLC, Pfd., 4.63%	720,099	$13,206,616
Merchants Bancorp
Series C, Pfd., 6.00%(b)	284,904	5,706,627
Pfd., 7.63%(b)	333,409	7,598,391
Pfd., 8.25%(c)	201,066	5,078,927
TPG Operating Group II L.P., Pfd., 6.95%(b)	575,877	14,581,206
Voya Financial, Inc., Series B, Pfd., 5.35%(c)	433,728	10,244,655
		186,111,046
Gas Utilities-0.23%
Spire, Inc., Series A, Pfd., 5.90%(b)	361,544	8,868,674
Independent Power and Renewable Electricity Producers-0.14%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	287,384	5,213,146
Insurance-16.05%
AEGON Funding Co. LLC, Pfd., 5.10% (Netherlands)	1,337,456	27,230,604
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	433,876	8,768,634
Series H, Pfd., 5.10%(b)	1,664,330	36,365,611
Series J, Pfd., 7.38%(b)	866,735	23,609,861
American Financial Group, Inc.
Pfd., 4.50%(b)	296,557	5,180,851
Pfd., 5.13%	294,629	5,692,232
Pfd., 5.63%(b)	215,691	4,624,415
Pfd., 5.88%	181,430	4,053,146
American National Group, Inc., Pfd., 7.38%(b)	435,108	11,051,743
Arch Capital Group Ltd.
Series G, Pfd., 4.55%	721,849	12,718,979
Series F, Pfd., 5.45%(b)	480,103	10,216,592
Argo Group US, Inc., Pfd., 6.50%	204,682	5,106,816
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	361,441	7,850,499
Pfd., 5.63% (Bermuda)(b)	361,395	7,882,025
Pfd., 7.00% (Bermuda)	326,825	8,301,355
Assurant, Inc., Pfd., 5.25%	364,619	7,441,874
Athene Holding Ltd.
Series D, Pfd., 4.88%	832,281	14,789,633
Series B, Pfd., 5.63%(b)	499,541	10,570,288
Series A, Pfd., 6.35%(b)(c)	1,247,852	31,034,079
Pfd., 7.25%(b)(c)	832,477	21,103,292
Series E, Pfd., 7.75%(c)	723,601	18,734,030
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	795,714	16,702,037
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%(b)	506,283	6,819,632
Series C, Pfd., 5.38%(b)	834,668	12,469,940
Pfd., 6.25%(b)	540,832	10,356,933
Series A, Pfd., 6.60%(b)	615,067	11,132,713
Series B, Pfd., 6.75%	583,151	10,776,631
CNO Financial Group, Inc., Pfd., 5.13%(b)	224,301	4,510,693
Enstar Group Ltd., Series D, Pfd., 7.00%(c)	602	14,267
F&G Annuities & Life, Inc.
Pfd., 7.30%(b)	552,748	13,304,644
Pfd., 7.95%(b)	502,508	13,075,258
Globe Life, Inc., Pfd., 4.25%	473,362	7,909,879
	Shares	Value
Insurance-(continued)
Hartford Insurance Group, Inc. (The), Series G, Pfd., 6.00%(b)	498,677	$12,466,925
Kemper Corp., Pfd., 5.88%(c)	216,402	5,122,235
Lincoln National Corp., Series D, Pfd., 9.00%	723,720	19,431,882
MetLife, Inc.
Series F, Pfd., 4.75%(b)	1,447,509	29,442,333
Series E, Pfd., 5.63%(b)	1,163,264	28,616,294
Prudential Financial, Inc.
Pfd., 4.13%	719,512	12,771,338
Pfd., 5.63%(b)	809,142	19,921,076
Pfd., 5.95%(b)	437,286	11,050,217
Reinsurance Group of America, Inc., Pfd., 7.13%(c)	1,017,308	26,002,393
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)	719,076	11,771,274
Series F, Pfd., 5.75% (Bermuda)(b)	362,155	8,119,515
Selective Insurance Group, Inc., Series B, Pfd., 4.60%(b)	289,254	5,015,664
Unum Group, Pfd., 6.25%(b)	435,135	10,247,429
W.R. Berkley Corp.
Pfd., 4.13%(b)	435,542	7,700,383
Pfd., 4.25%	357,223	6,312,131
Pfd., 5.10%(b)	431,903	8,819,459
Pfd., 5.70%(b)	266,793	6,258,964
		618,468,698
Leisure Products-0.38%
Brunswick Corp.
Pfd., 6.38%(b)	334,751	8,251,612
Pfd., 6.50%(b)	268,604	6,575,426
		14,827,038
Multi-Utilities-2.71%
Brookfield Infrastructure Partners L.P.
Series 14, Pfd., 5.00% (Canada)	292,684	4,905,384
Series 13, Pfd., 5.13% (Canada)	289,793	5,007,623
CMS Energy Corp.
Series C, Pfd., 4.20%(b)	333,659	6,172,691
Pfd., 5.63%	290,737	6,541,582
Pfd., 5.88%(b)	407,243	9,667,949
Pfd., 5.88%(b)	905,796	21,394,902
DTE Energy Co.
Pfd., 4.38%	403,233	7,080,771
Series G, Pfd., 4.38%(b)	332,669	5,904,875
Series E, Investment Units, 5.25%(b)	578,637	13,129,274
Sempra, Pfd., 5.75%(b)	1,087,630	24,645,696
		104,450,747
Office REITs-1.01%
Hudson Pacific Properties, Inc., Series C, Pfd., 4.75%(b)	91,619	1,392,609
SL Green Realty Corp., Series I, Pfd., 6.50%(b)	335,578	7,718,294
Vornado Realty Trust
Series O, Pfd., 4.45%(b)	484,833	7,068,865
Series M, Pfd., 5.25%(b)	480,622	8,372,435
Series N, Pfd., 5.25%(b)	432,140	7,527,879
Series L, Pfd., 5.40%(b)	378,353	6,817,921
		38,898,003
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

165

Invesco Preferred ETF (PGX)—(continued)
August 31, 2025
	Shares	Value
Oil, Gas & Consumable Fuels-0.29%
SCE Trust VIII, Series N, Pfd., 6.95%(b)	514,412	$11,265,623
Real Estate Management & Development-0.79%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	417,192	5,640,436
Series A-2, Pfd., 6.38%	366,752	5,501,280
Series A-1, Pfd., 6.50%	265,535	4,041,443
Brookfield Property Preferred L.P., Pfd., 6.25%	971,196	15,257,489
		30,440,648
Residential REITs-0.21%
American Homes 4 Rent
Series G, Pfd., 5.88%	170,478	3,946,566
Series H, Pfd., 6.25%(b)	166,436	4,057,709
		8,004,275
Retail REITs-0.62%
Agree Realty Corp., Series A, Pfd., 4.25%(b)	249,390	4,496,502
Federal Realty Investment Trust, Series C, Pfd., 5.00%(b)	216,889	4,504,784
Kimco Realty Corp.
Series L, Pfd., 5.13%(b)	319,156	6,734,192
Series M, Pfd., 5.25%(b)	376,994	8,045,052
		23,780,530
Specialized REITs-3.72%
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	482,869	10,236,823
Series J, Pfd., 5.25%(b)	320,166	7,072,467
Series K, Pfd., 5.85%(b)	291,343	7,184,518
EPR Properties, Series G, Pfd., 5.75%(b)	217,416	4,661,399
Public Storage
Series N, Pfd., 3.88%(b)	406,231	6,353,453
Series O, Pfd., 3.90%(b)	260,961	4,125,793
Series Q, Pfd., 3.95%(b)	206,631	3,324,693
Series P, Pfd., 4.00%(b)	876,168	14,132,590
Series R, Pfd., 4.00%	620,427	10,007,487
Series S, Pfd., 4.10%(b)	471,252	7,808,646
Series M, Pfd., 4.13%(b)	320,634	5,373,826
Series L, Pfd., 4.63%(b)	821,615	15,339,552
Series J, Pfd., 4.70%	297,657	5,655,483
Series K, Pfd., 4.75%(b)	291,940	5,640,281
Series I, Pfd., 4.88%(b)	405,509	7,980,417
Series G, Pfd., 5.05%(b)	532,139	10,908,849
Series F, Pfd., 5.15%(b)	399,768	8,463,089
Series H, Pfd., 5.60%(b)	383,734	8,983,213
		143,252,579
Trading Companies & Distributors-0.72%
Triton International Ltd.
Series E, Pfd., 5.75% (Bermuda)(b)	263,082	5,435,274
Pfd., 6.88% (Bermuda)(b)	205,824	4,964,475
Pfd., 7.38% (Bermuda)	254,482	6,412,947
Pfd., 7.63% (Bermuda)(b)	221,386	5,656,412
Pfd., 8.00% (Bermuda)(b)	209,646	5,358,552
		27,827,660
	Shares	Value
Wireless Telecommunication Services-2.03%
Array Digital Infrastructure, Inc.
Pfd., 5.50%	142,500	$2,559,300
Pfd., 6.25%	142,400	2,950,528
Telephone and Data Systems, Inc.
Series VV, Pfd., 6.00%(b)	996,792	18,640,010
Series UU, Pfd., 6.63%	602,880	12,660,480
T-Mobile USA, Inc.
Pfd., 5.50%(b)	589,394	13,420,501
Pfd., 5.50%	595,063	13,531,733
Pfd., 6.25%(b)	586,994	14,481,142
		78,243,694
Total Preferred Stocks (Cost $4,637,671,234)		3,843,487,576

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $2,022,396)	2,022,396	2,022,396
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $4,639,693,630)		3,845,509,972
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.66%
Invesco Private Government Fund, 4.28%(d)(e)(f)	17,766,560	17,766,560
Invesco Private Prime Fund, 4.46%(d)(e)(f)	46,040,441	46,054,253
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,817,499)		63,820,813
TOTAL INVESTMENTS IN SECURITIES-101.44% (Cost $4,703,511,129)		3,909,330,785
OTHER ASSETS LESS LIABILITIES-(1.44)%		(55,487,237)
NET ASSETS-100.00%		$3,853,843,548

Investment Abbreviations:
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

166

Invesco Preferred ETF (PGX)—(continued)
August 31, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$897,929	$293,860,231	$(292,735,764)	$-	$-	$2,022,396	$390,775
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,894,430	154,906,659	(158,034,529)	-	-	17,766,560	880,087 *
Invesco Private Prime Fund	54,517,239	384,536,292	(392,992,347)	(1,063)	(5,868)	46,054,253	2,341,309 *
Total	$76,309,598	$833,303,182	$(843,762,640)	$(1,063)	$(5,868)	$65,843,209	$3,612,171

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

167

Invesco Short Term Treasury ETF (TBLL)
August 31, 2025
Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-101.43%
U.S. Treasury Bills-45.74%(a)
4.23%–4.30%, 09/02/2025	$37,415,800	$37,415,800
4.07%–4.43%, 10/02/2025	61,271,900	61,056,800
4.18%–4.24%, 10/07/2025	16,870,600	16,801,794
4.14%–4.29%, 10/09/2025	42,011,000	41,830,084
4.16%–4.28%, 10/16/2025	25,708,000	25,577,603
4.14%–4.28%, 10/23/2025	25,708,000	25,558,133
3.98%–4.30%, 10/30/2025	58,108,600	57,720,585
4.07%, 11/04/2025	45,000,000	44,679,637
4.13%–4.25%, 11/06/2025	43,008,000	42,691,198
4.09%–4.22%, 11/12/2025	10,894,900	10,808,489
4.11%–4.24%, 11/13/2025	37,708,000	37,401,165
4.08%–4.28%, 11/18/2025	25,541,900	25,322,537
4.11%–4.26%, 11/20/2025	45,708,000	45,302,084
4.08%–4.28%, 11/25/2025	26,255,500	26,010,219
3.85%–4.30%, 11/28/2025	49,965,200	49,477,132
4.02%, 12/02/2025	45,000,000	44,543,408
4.06%–4.25%, 12/04/2025	36,183,300	35,807,887
4.02%, 12/09/2025	45,000,000	44,508,040
4.01%–4.22%, 12/11/2025	29,952,800	29,620,823
4.02%, 12/16/2025	47,600,000	47,042,063
4.02%, 12/23/2025	40,000,000	39,500,779
3.76%–4.24%, 12/26/2025	19,122,100	18,877,609
3.95%, 01/02/2026	40,000,000	39,462,658
3.90%, 01/15/2026	40,000,000	39,414,798
3.83%–4.22%, 01/22/2026	19,945,300	19,638,805
3.92%, 01/29/2026	40,000,000	39,354,846
3.85%–4.17%, 02/19/2026	40,530,600	39,793,080
3.83%–4.15%, 03/19/2026	18,398,400	18,016,201
		1,003,234,257
U.S. Treasury Notes-55.69%
3.00%, 09/30/2025	27,026,900	26,997,667
	Principal Amount	Value
U.S. Treasury Notes-(continued)
4.25%, 10/15/2025	$16,206,100	$16,205,843
0.25% - 5.00%, 10/31/2025	92,078,600	91,752,502
2.25% - 4.50%, 11/15/2025	71,069,400	70,903,088
0.38% - 4.88%, 11/30/2025	122,653,500	122,277,637
4.00%, 12/15/2025	16,206,100	16,201,550
0.38% - 4.25%, 12/31/2025	35,328,200	35,180,785
3.88%, 01/15/2026	24,531,900	24,510,840
0.38% - 4.25%, 01/31/2026	106,238,100	105,398,821
1.63% - 4.00%, 02/15/2026	40,799,400	40,575,848
0.50% - 4.63%, 02/28/2026	106,223,900	105,267,158
0.75% - 4.50%, 03/31/2026	94,730,100	93,860,208
0.75% - 4.88%, 04/30/2026	116,238,900	115,005,254
1.63% - 3.63%, 05/15/2026	60,000,000	59,462,325
0.75% - 4.88%, 05/31/2026	91,465,900	90,394,302
4.13%, 06/15/2026	35,757,900	35,811,626
0.88% - 4.63%, 06/30/2026	102,926,700	101,532,016
4.38%, 07/31/2026	35,757,900	35,907,744
1.50%, 08/15/2026	35,000,000	34,230,562
		1,221,475,776
Total U.S. Treasury Securities (Cost $2,223,683,783)		2,224,710,033
	Shares
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(b)(c) (Cost $36,660)	36,660	36,660
TOTAL INVESTMENTS IN SECURITIES-101.43% (Cost $2,223,720,443)		2,224,746,693
OTHER ASSETS LESS LIABILITIES-(1.43)%		(31,391,913)
NET ASSETS-100.00%		$2,193,354,780

Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,884	$24,387,944	$(24,358,168)	$-	$-	$36,660	$5,304

(c)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

168

Invesco Taxable Municipal Bond ETF (BAB)
August 31, 2025
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.07%
Alabama-0.46%
Alabama (State of) Economic Settlement Authority, Series 2016 B, RB	4.26%	09/15/2032	$65	$64,551
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	1.55%	09/01/2027	10	9,574
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	1.86%	09/01/2029	20	18,532
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	2.65%	09/01/2037	3,100	2,530,058
Alabama (State of) Port Authority, Series 2017 D, Ref. RB, (INS - AGI)(a)	4.72%	10/01/2040	35	33,059
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	2.61%	01/01/2037	1,000	815,487
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	2.71%	01/01/2038	900	722,955
				4,194,216
Alaska-0.00%
Alaska Housing Finance Corp., Series 2020 A, Ref. RB	1.73%	12/01/2028	5	4,663
Arizona-0.89%
Arizona (State of) Department of Transportation, Series 2020, Ref. RB	2.46%	07/01/2030	1,560	1,459,867
Chandler (City of), AZ, Series 2021, Ref. GO Bonds	1.75%	07/01/2028	1,500	1,420,590
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	950	769,701
Glendale (City of), AZ, Series 2021, COP	2.06%	07/01/2029	25	23,266
Phoenix Civic Improvement Corp., Series 2021 C, Ref. RB	2.97%	07/01/2044	105	75,296
Scottsdale Municipal Property Corp., Series 2021 B, Ref. RB	1.23%	07/01/2028	250	233,050
Tempe (City of), AZ, Series 2021, COP	2.59%	07/01/2037	1,950	1,531,350
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGI)(a)	1.31%	07/01/2027	850	810,614
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGI)(a)	1.70%	07/01/2029	450	413,549
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGI)(a)	2.86%	07/01/2047	1,750	1,251,209
Yuma (City of), AZ, Series 2021, RB	2.63%	07/15/2038	140	110,581
				8,099,073
Arkansas-0.01%
University of Arkansas, Series 2021 B, RB	3.10%	12/01/2041	150	117,448
California-22.95%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 B, Ref. RB, (INS - AGI)(a)	5.40%	10/01/2046	450	426,994
Alameda (County of), CA (Social Bonds), Series 2022 A-1, GO Bonds	4.55%	08/01/2042	2,250	2,088,021
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,455	3,898,075
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	2,925	3,272,218
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	7,410	8,608,439
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	10,760	12,923,000
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	6,060	7,005,928
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,355	9,739,999
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,400	5,288,653
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	7,350	8,968,287
California (State of), Series 2018, GO Bonds	3.50%	04/01/2028	25	24,931
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	3,635	3,638,915
California (State of), Series 2019, GO Bonds	2.38%	10/01/2026	80	78,864
California (State of), Series 2019, GO Bonds	2.50%	10/01/2029	15	14,327
California (State of), Series 2021 A, Ref. GO Bonds	2.00%	10/01/2029	15	13,906
California (State of), Series 2022, GO Bonds	5.25%	10/01/2031	30	31,730
California (State of), Series 2023, GO Bonds	5.10%	03/01/2029	7,995	8,302,719
California (State of), Series 2023, GO Bonds	6.00%	03/01/2030	10	10,817
California (State of), Series 2023, GO Bonds	6.00%	03/01/2033	50	55,862
California (State of), Series 2024, GO Bonds	5.13%	09/01/2029	60	63,185
California (State of), Series 2025, GO Bonds	4.88%	09/01/2030	5	5,252
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	1,310	1,041,235
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	5,275	4,063,259
California (State of) Educational Facilities Authority (Santa Clara University), Series 2017, Ref. RB	3.84%	04/01/2047	165	133,375
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.58%	06/01/2029	10	9,562
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.70%	06/01/2030	10	9,467
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

169

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.93%	06/01/2032	$45	$41,523
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.98%	06/01/2033	10	9,081
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	3.03%	06/01/2034	10	8,938
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2020, RB	1.83%	06/01/2029	15	13,952
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2020, RB	2.13%	06/01/2031	10	8,990
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2022, RB	3.69%	06/01/2031	20	19,562
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.24%	10/01/2027	1,000	948,668
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.47%	10/01/2028	1,000	931,510
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.60%	10/01/2029	1,000	913,368
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.69%	10/01/2030	1,000	893,594
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	2.72%	10/01/2040	950	727,400
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	950	996,803
California (State of) Municipal Finance Authority (FBI San Diego), Series 2020, RB	2.52%	10/01/2035	2,595	1,796,789
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	750	843,779
California (State of) Statewide Communities Development Authority (California Independent System Operator Corp.) (Green Bonds), Series 2021, Ref. RB	2.68%	02/01/2039	150	115,921
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	2,000	1,657,539
California State University, Series 2010 B, RB	6.48%	11/01/2041	850	891,863
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	2,900	1,963,419
California State University, Series 2020 D, RB	1.34%	11/01/2027	400	379,195
California State University, Series 2020 D, RB	2.09%	11/01/2032	10	8,621
California State University, Series 2021 B, Ref. RB	1.36%	11/01/2027	40	37,938
California State University, Series 2021 B, Ref. RB	1.67%	11/01/2029	20	18,259
California State University, Series 2021 B, Ref. RB	1.79%	11/01/2030	70	62,635
California State University, Series 2021 B, Ref. RB	1.85%	11/01/2031	5	4,367
California State University, Series 2021 B, Ref. RB	2.80%	11/01/2041	3,450	2,547,982
California State University, Series 2021 B, Ref. RB	2.72%	11/01/2052	1,150	747,765
California State University, Series 2021 B, Ref. RB	2.94%	11/01/2052	1,000	678,394
California State University, Series 2023 B, RB	5.18%	11/01/2053	2,000	1,908,683
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	2,950	2,315,359
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.29%	08/01/2027	65	61,834
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.52%	08/01/2028	80	74,675
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.69%	08/01/2029	45	41,239
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.79%	08/01/2030	145	131,362
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.99%	08/01/2032	20	17,396
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.81%	06/01/2045	1,000	674,735
Coast Community College District, Series 2022, Ref. GO Bonds	2.98%	08/01/2039	1,000	800,054
Corona (City of), CA, Series 2021, RB	2.34%	05/01/2031	260	234,892
Corona (City of), CA, Series 2021, RB	2.57%	05/01/2033	40	34,775
Downey (City of), CA, Series 2021, RB	2.85%	06/01/2040	750	576,962
Downey (City of), CA, Series 2021, RB	3.00%	06/01/2044	550	388,690
East Bay Municipal Utility District, Series 2010, RB	5.03%	06/01/2032	1,000	1,012,775
East Bay Municipal Utility District, Series 2010, RB	5.87%	06/01/2040	2,900	3,065,218
El Segundo (City of), CA, Series 2021, RB	3.06%	07/01/2040	1,350	1,077,774
Foothill-Eastern Transportation Corridor Agency, Series 2019 A, Ref. RB	4.09%	01/15/2049	1,000	785,213
Fresno (City of), CA, Series 2004 A, RB, (INS - NATL)(a)(b)	0.00%	08/15/2031	185	141,222
Fresno (City of), CA, Series 2004 A, RB, (INS - NATL)(a)(b)	0.00%	08/15/2032	10	7,223
Fresno (City of), CA, Series 2010 A-2, Ref. RB	6.50%	06/01/2030	1,660	1,744,016
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	2.59%	06/01/2029	10	9,351
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.49%	06/01/2036	850	713,242
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.71%	06/01/2041	1,380	1,057,117
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

170

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.12%	06/01/2038	$6,400	$5,267,439
Huntington Beach Union High School District, Series 2021, Ref. GO Bonds	1.53%	08/01/2027	10	9,569
Inglewood (City of), CA, Series 2020, RB, (INS - AGI)(a)	3.92%	09/01/2050	140	103,380
Inglewood (City of), CA, Series 2023, RB, (INS - AGI)(a)	6.40%	09/01/2053	1,000	1,020,165
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	1,070	1,089,303
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,169,415
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	120	127,180
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	100	115,094
Long Beach (City of), CA, Series 2016 A, Ref. GO Bonds	3.55%	09/01/2031	5	4,906
Long Beach (City of), CA (Green Bonds), Series 2022, RB, (INS - AGI)(a)	3.16%	05/15/2029	35	33,824
Long Beach (City of), CA (Green Bonds), Series 2022, RB, (INS - AGI)(a)	3.26%	05/15/2030	15	14,377
Los Angeles (City of), CA Department of Water & Power, Series 2010 A, RB	6.60%	07/01/2050	1,415	1,467,774
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	1,950	2,041,939
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	2,950	3,148,421
Los Angeles Community College District (Election of 2003), Series 2004 B, GO Bonds	5.52%	08/01/2029	15	15,540
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	450	465,965
Montebello (City of), CA, Series 2020, RB, (INS - AGI)(a)	4.06%	06/01/2039	1,000	894,812
Montebello Public Financing Authority, Series 2022, RB	6.50%	11/01/2043	100	103,460
Monterey Park (City of), CA, Series 2021 A, RB	3.02%	06/01/2043	2,500	1,821,714
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	2,950	3,140,720
Northern California Power Agency, Series 2010 B, RB	7.31%	06/01/2040	1,000	1,117,749
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	842	807,061
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	584	550,535
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	972	900,721
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	486	441,509
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	368	328,030
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	819	716,121
Oxnard School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	2.63%	08/01/2041	5,840	4,337,000
Palm Desert (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB, (INS - BAM)(a)	4.25%	10/01/2037	25	23,298
Palomar Community College District, Series 2020, Ref. GO Bonds	1.99%	08/01/2030	15	13,688
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	5,000	3,635,734
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	2,750	2,294,571
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,500	1,156,211
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	3,500	3,399,585
Regents of the University of California Medical Center, Series 2009 F, RB	6.46%	05/15/2029	305	317,249
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	4,335	4,607,613
Regents of the University of California Medical Center, Series 2020 N, RB	3.71%	05/15/2120	850	523,742
Regents of the University of California Medical Center, Series 2022, RB	4.13%	05/15/2032	25	24,746
Regents of the University of California Medical Center, Series 2022, RB	4.56%	05/15/2053	2,500	2,102,764
Richmond (City of), CA, Series 2022, Ref. RB	5.79%	01/15/2044	260	257,909
Riverside (City of), CA, Series 2005 A, RB	5.04%	02/15/2035	15	15,243
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	500	540,123
Riverside (City of), CA, Series 2020, RB	2.96%	02/15/2027	15	14,760
Riverside (City of), CA, Series 2020, RB	3.82%	02/15/2038	30	27,911
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	2,000	1,692,980
Riverside (County of), CA Infrastructure Financing Authority, Series 2021 B, Ref. RB	2.23%	11/01/2030	20	18,150
Riverside County Infrastructure Financing Authority, Series 2021 B, Ref. RB	2.13%	11/01/2029	30	27,723
Riverside Unified School District, Series 2016, Ref. GO Bonds	4.25%	08/01/2036	50	47,891
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.69%	08/01/2041	1,000	746,993
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.86%	08/01/2049	300	195,357
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB	4.23%	10/15/2038	2,000	1,838,507
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment), Series 2017 B, Ref. RB	4.00%	09/01/2036	25	23,221
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment), Series 2017 B, Ref. RB	4.00%	09/01/2040	145	125,972
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.43%	05/01/2029	40	36,758
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.53%	05/01/2030	40	35,969
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

171

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.70%	05/01/2031	$50	$44,132
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.80%	05/01/2032	25	21,570
San Diego Community College District, Series 2019 A, Ref. GO Bonds	3.34%	08/01/2043	10	7,868
San Francisco (City & County of), CA, Series 2010 C, GO Bonds	6.26%	06/15/2030	1,450	1,543,615
San Francisco (City & County of), CA, Series 2010 D, GO Bonds	6.26%	06/15/2030	10	10,659
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	125	80,356
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	605,739
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 C, Ref. RB	3.35%	05/01/2051	800	549,671
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2022, Ref. RB	2.73%	05/01/2032	60	55,089
San Francisco (City & County of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	1,600	1,766,502
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 A, Ref. RB	2.80%	03/01/2044	450	322,941
San Francisco Community College District, Series 2020 A-1, GO Bonds	3.17%	06/15/2041	4,000	3,151,930
San Joaquin Hills Transportation Corridor Agency, Series 2021 B, Ref. RB, (INS - AGI)(a)	3.22%	01/15/2035	65	58,508
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.76%	05/01/2042	1,000	922,616
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.86%	05/01/2052	1,000	866,667
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	3,250	2,591,596
San Jose Evergreen Community College District, Series 2020, Ref. GO Bonds	1.68%	09/01/2028	60	56,553
San Jose Unified School District, Series 2021, Ref. GO Bonds	2.31%	08/01/2039	3,000	2,270,554
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGI)(a)	3.74%	09/01/2050	200	146,090
San Ramon Valley Unified School District, Series 2021, Ref. GO Bonds	1.44%	08/01/2027	10	9,562
San Ramon Valley Unified School District, Series 2021, Ref. GO Bonds	1.67%	08/01/2028	25	23,519
San Ramon Valley Unified School District, Series 2021, Ref. GO Bonds	2.01%	08/01/2031	10	8,898
Santa Ana (City of), CA, Series 2021 A, RB	3.10%	08/01/2044	1,350	1,054,737
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	2,585,804
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.70%	08/01/2040	1,180	903,078
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	1,885,020
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	1,477	1,203,439
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	500	427,858
University of California, Series 2019 BD, RB	3.35%	07/01/2029	2,500	2,461,517
University of California, Series 2020 BG, RB	1.32%	05/15/2027	2,910	2,794,066
University of California, Series 2020 BG, RB	1.61%	05/15/2030	4,500	4,067,233
University of California, Series 2021 BI, Ref. RB	1.27%	05/15/2027	1,000	955,948
University of California, Series 2021 BI, Ref. RB	1.37%	05/15/2028	100	93,465
University of California, Series 2021 BI, Ref. RB	1.70%	05/15/2029	450	414,721
University of California, Series 2021 BI, Ref. RB	1.90%	05/15/2030	1,000	907,019
University of California, Series 2021 BI, Ref. RB	2.00%	05/15/2031	1,000	888,584
University of California, Series 2021 BI, Ref. RB	2.05%	05/15/2032	950	823,597
University of California, Series 2021 BI, Ref. RB	2.15%	05/15/2033	1,000	848,829
University of California, Series 2021 BI, Ref. RB	2.25%	05/15/2034	250	208,021
University of California, Series 2021 BI, Ref. RB	2.35%	05/15/2035	150	122,417
University of California, Series 2021 BI, Ref. RB	2.45%	05/15/2036	200	160,128
University of California, Series 2021 BJ, RB	3.07%	05/15/2051	160	103,206
University of California, Series 2024 B, RB	4.93%	05/15/2034	700	715,919
West Covina (City of), CA Public Financing Authority, Series 2020 A, RB	3.89%	08/01/2044	55	43,195
Yosemite Community College District, Series 2022, Ref. GO Bonds	2.46%	08/01/2030	75	70,354
Yosemite Community College District, Series 2022, Ref. GO Bonds	2.61%	08/01/2032	15	13,640
				207,723,503
Colorado-1.55%
Aurora (City of), CO (Green Bonds), Series 2021 B, Ref. RB	2.72%	08/01/2046	175	116,135
Colorado (State of), Series 2018, COP	4.05%	09/01/2038	5	4,603
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,100	950,314
Colorado (State of) Regional Transportation District, Series 2010 B, RB	5.84%	11/01/2050	4,025	4,041,397
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	5.54%	11/01/2038	1,000	1,009,741
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	6.50%	11/01/2053	1,790	1,892,529
Colorado Mesa University, Series 2009 C, GO Bonds	5.80%	05/15/2040	170	174,130
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

172

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	$950	$925,537
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.52%	11/15/2032	2,000	1,786,094
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,450	1,275,221
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	440	459,167
Denver City & County School District No. 1, Series 2011 B, Ref. COP	7.02%	12/15/2037	1,220	1,375,970
Denver City & County School District No. 1, Series 2013 B, Ref. COP	4.24%	12/15/2037	5	4,729
				14,015,567
Connecticut-1.68%
Bridgeport (City of), CT, Series 2019 C, GO Bonds, (INS - BAM)(a)	3.36%	09/15/2034	455	416,746
Bridgeport (City of), CT, Series 2019 C, GO Bonds, (INS - BAM)(a)	3.75%	09/15/2044	375	292,185
Connecticut (State of), Series 2008 A, GO Bonds	5.85%	03/15/2032	4,505	4,871,444
Connecticut (State of), Series 2018 A, GO Bonds	3.80%	09/15/2026	25	24,992
Connecticut (State of), Series 2018 A, GO Bonds	3.85%	09/15/2027	30	30,085
Connecticut (State of), Series 2019 A, GO Bonds	3.33%	04/15/2027	15	14,901
Connecticut (State of), Series 2019 A, GO Bonds	3.43%	04/15/2028	10	9,930
Connecticut (State of), Series 2019 A, GO Bonds	3.48%	04/15/2029	450	445,792
Connecticut (State of), Series 2020 A, GO Bonds	2.42%	07/01/2027	85	83,052
Connecticut (State of), Series 2020 A, GO Bonds	2.63%	07/01/2029	15	14,392
Connecticut (State of), Series 2020 A, GO Bonds	2.68%	07/01/2030	40	37,909
Connecticut (State of), Series 2021 A, GO Bonds	1.50%	06/01/2027	200	192,482
Connecticut (State of), Series 2021 A, GO Bonds	1.65%	06/01/2028	385	364,361
Connecticut (State of), Series 2021 A, GO Bonds	1.89%	06/01/2029	490	458,109
Connecticut (State of), Series 2021 A, GO Bonds	1.99%	06/01/2030	680	625,179
Connecticut (State of), Series 2021 A, GO Bonds	2.09%	06/01/2031	850	767,739
Connecticut (State of), Series 2022 A, GO Bonds	3.53%	06/15/2026	5	4,986
Connecticut (State of), Series 2022 A, GO Bonds	3.63%	06/15/2027	65	64,886
Connecticut (State of), Series 2022 A, GO Bonds	3.98%	06/15/2029	10	10,071
Connecticut (State of), Series 2022 A, GO Bonds	4.06%	06/15/2030	20	20,164
Connecticut (State of), Series 2023 A, GO Bonds	4.66%	05/15/2030	5	5,170
Connecticut (State of), Series 2023 A, GO Bonds	4.60%	05/15/2031	20	20,619
Connecticut (State of), Series 2023 A, GO Bonds	4.63%	05/15/2032	40	41,161
Connecticut (State of), Series 2024 A, GO Bonds	5.38%	05/01/2027	10	10,260
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	05/01/2028	5	5,161
Connecticut (State of), Series 2024 A, GO Bonds	4.81%	05/01/2031	35	36,454
Connecticut (State of), Series 2024 A, GO Bonds	4.83%	05/01/2032	90	93,659
Connecticut (State of), Series 2024 A, GO Bonds	4.85%	05/01/2033	5	5,191
Connecticut (State of), Series 2024 A, GO Bonds	4.88%	05/01/2034	5	5,178
Connecticut (State of), Series 2025 A, GO Bonds	5.10%	03/15/2034	10	10,521
Connecticut (State of) Bradley International Airport (Ground Transport Center), Series 2019, RB	4.28%	07/01/2045	265	219,693
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2021 L-2, RB	3.54%	07/01/2051	2,610	1,685,451
Hartford (County of), CT Metropolitan District (Clean Water), Series 2020, Ref. RB	2.56%	04/01/2039	950	740,375
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(a)	4.35%	03/01/2039	125	115,100
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGI)(a)	3.25%	09/01/2042	190	144,679
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	1,490	1,558,705
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,595	1,730,851
West Hartford (Town of ), CT, Series 2021 B, GO Bonds	2.76%	07/01/2041	25	19,181
				15,196,814
Delaware-0.07%
New Castle (County of), DE, Series 2021 B, Ref. GO Bonds	1.37%	07/15/2027	40	38,350
University of Delaware, Series 2018, RB	4.07%	11/01/2050	720	567,752
				606,102
District of Columbia-0.72%
District of Columbia, Series 2010, RB	5.00%	12/01/2026	10	10,098
District of Columbia, Series 2022 B, RB	3.76%	07/01/2029	30	29,973
District of Columbia, Series 2023 B, Ref. RB	5.20%	05/01/2032	1,200	1,273,980
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

173

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2023 B, Ref. RB	5.25%	05/01/2033	$50	$53,199
District of Columbia (National Public Radio, Inc.), Series 2020, Ref. RB	3.53%	04/01/2047	1,200	800,964
District of Columbia Water & Sewer Authority (Green Bonds), Series 2014 A, RB	4.81%	10/01/2114	1,630	1,372,123
Metropolitan Washington Airports Authority, Series 2009 D, RB	7.46%	10/01/2046	2,430	2,870,710
Washington Convention & Sports Authority, Series 2018 B, Ref. RB	4.31%	10/01/2040	90	80,909
				6,491,956
Florida-3.58%
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGI)(a)	3.61%	08/15/2040	5,750	4,634,535
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGI)(a)	3.22%	02/01/2032	950	860,037
Fort Lauderdale (City of), FL, Series 2020, Ref. RB	1.30%	01/01/2027	30	29,001
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	4,000	3,143,606
Greater Orlando Aviation Authority, Series 2022 B, RB	2.65%	10/01/2029	20	19,020
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2015, RB	5.25%	10/01/2041	15	14,172
JEA Electric System, Series 2009 F, RB	6.41%	10/01/2034	450	475,022
JEA Water & Sewer System, Series 2010 A, RB	6.21%	10/01/2033	1,100	1,170,648
Miami-Dade (County of), FL, Series 2016 B, Ref. RB	3.56%	10/01/2033	75	69,826
Miami-Dade (County of), FL, Series 2018 C, Ref. RB	3.96%	10/01/2030	10	9,905
Miami-Dade (County of), FL, Series 2018 C, Ref. RB	4.28%	10/01/2041	35	31,733
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	950	934,384
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	3,550	3,467,227
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	150	145,591
Miami-Dade (County of), FL, Series 2019, Ref. RB	2.60%	10/01/2031	35	31,848
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	1.25%	07/01/2027	30	28,626
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	3.27%	10/01/2041	250	197,277
Miami-Dade (County of), FL, Series 2021 A-3, Ref. RB, (INS - AGI)(a)	1.86%	10/01/2029	10	9,205
Miami-Dade (County of), FL, Series 2021 A-3, Ref. RB, (INS - AGI)(a)	2.66%	10/01/2036	10	8,123
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.29%	10/01/2031	500	446,673
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.44%	10/01/2032	455	399,808
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.54%	10/01/2033	450	388,257
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.79%	10/01/2037	450	357,354
Miami-Dade (County of), FL, Series 2021, Ref. RB	1.47%	10/01/2026	35	34,061
Miami-Dade (County of), FL, Series 2021, Ref. RB	2.04%	10/01/2029	30	27,744
Miami-Dade (County of), FL, Series 2021, Ref. RB	2.14%	10/01/2030	15	13,622
Miami-Dade (County of), FL, Series 2023, RB	6.22%	11/01/2055	1,000	1,021,462
Miami-Dade (County of), FL Transit System, Series 2010 B, RB	5.53%	07/01/2032	2,180	2,241,988
Miami-Dade (County of), FL Transit System, Series 2020 B, Ref. RB	2.60%	07/01/2042	1,050	795,685
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	350	279,793
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGI)(a)	2.54%	10/01/2030	1,800	1,644,939
State Board of Administration Finance Corp., Series 2020 A, RB	1.71%	07/01/2027	4,505	4,329,133
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	3,950	3,609,065
Sumter Landing Community Development District, Series 2025, RB, (INS - AGI)(a)	5.74%	10/01/2045	1,000	1,004,126
Sumter Landing Community Development District, Series 2025, RB, (INS - AGI)(a)	5.82%	10/01/2054	500	497,303
Tampa Bay (City of), FL Water, Series 2024 C, Ref. RB	3.82%	10/01/2029	30	29,950
				32,400,749
Georgia-1.68%
Atlanta (City of), GA, Series 2020, Ref. RB	2.26%	11/01/2035	900	751,055
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2019, Ref. RB	3.24%	10/01/2049	1,080	741,637
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2022, Ref. RB	3.47%	10/01/2042	4,450	3,541,076
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	100	66,760
Georgia (State of), Series 2010, GO Bonds	4.31%	10/01/2026	950	950,001
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	2,171	2,285,771
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010, RB	7.06%	04/01/2057	1,165	1,260,618
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010-A, RB	6.64%	04/01/2057	1,571	1,677,149
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

174

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	6.47%	07/01/2045	$1,750	$1,848,049
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 B, RB	6.70%	07/01/2056	1,900	2,067,618
				15,189,734
Hawaii-1.56%
Hawaii (State of), Series 2010 DX, GO Bonds	5.53%	02/01/2030	950	1,002,773
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	1,500	1,381,433
Hawaii (State of), Series 2019 A, Ref. RB	2.97%	07/01/2039	50	40,661
Hawaii (State of), Series 2019 A, Ref. RB	3.14%	07/01/2047	25	17,887
Hawaii (State of), Series 2020 B, RB	3.48%	07/01/2050	900	643,546
Hawaii (State of), Series 2020 E, Ref. RB	2.13%	07/01/2028	25	23,775
Hawaii (State of), Series 2020 E, Ref. RB	2.23%	07/01/2029	100	93,627
Hawaii (State of), Series 2020 FZ, GO Bonds	0.89%	08/01/2026	1,005	977,258
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	180	173,833
Hawaii (State of), Series 2020 FZ, GO Bonds	1.40%	08/01/2030	40	35,323
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	5,000	4,228,676
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	1,000	832,324
Hawaii (State of), Series 2020 FZ, GO Bonds	2.07%	08/01/2035	5	3,987
Hawaii (State of), Series 2020 FZ, GO Bonds	2.29%	08/01/2040	900	634,582
Hawaii (State of), Series 2020 GC, GO Bonds	2.63%	10/01/2037	10	7,952
Hawaii (State of), Series 2020, GO Bonds	1.52%	10/01/2028	10	9,319
Hawaii (State of), Series 2021 GD, GO Bonds	2.04%	10/01/2031	70	61,981
Hawaii (State of), Series 2021, GO Bonds	1.89%	10/01/2029	25	23,075
Hawaii (State of), Series 2021, GO Bonds	2.42%	10/01/2034	5	4,220
Hawaii (State of), Series 2021, Ref. GO Bonds	1.54%	08/01/2027	10	9,572
Hawaii (State of), Series 2021, Ref. GO Bonds	1.89%	08/01/2029	45	41,688
Hawaii (State of), Series 2021, Ref. GO Bonds	2.04%	08/01/2031	30	26,680
Hawaii (State of), Series 2022 GK, GO Bonds	5.15%	10/01/2031	70	74,325
Hawaii (State of), Series 2022 GK, GO Bonds	5.20%	10/01/2032	55	58,547
Hawaii (State of), Series 2023 GM, GO Bonds	4.77%	10/01/2031	30	31,047
Hawaii (State of), Series 2023 GM, GO Bonds	4.82%	10/01/2032	10	10,352
Hawaii (State of), Series 2023 GM, GO Bonds	5.32%	10/01/2038	400	413,370
Hawaii (State of), Series 2023 GM, GO Bonds	5.30%	10/01/2039	800	819,596
Hawaii (State of), Series 2023 GM, GO Bonds	5.40%	10/01/2041	500	509,758
Hawaii (State of), Series 2024 GN, GO Bonds	5.00%	10/01/2030	10	10,496
Hawaii (State of), Series 2024 GN, GO Bonds	4.74%	10/01/2035	5	5,047
Hawaii (State of), Series 2024 GN, GO Bonds	5.11%	10/01/2043	500	490,497
Hawaii (State of) Department of Business Economic Development & Tourism (Sustainability Bonds), Series 2014 A-2, RB	3.24%	01/01/2031	17	17,061
Honolulu (City & County of), HI, Series 2019 J, Ref. GO Bonds	2.17%	08/01/2027	25	24,274
Honolulu (City & County of), HI, Series 2020 A, Ref. RB(c)	1.37%	07/01/2029	10	9,117
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.37%	07/01/2029	5	4,582
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.47%	07/01/2030	500	448,398
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.62%	07/01/2031	1,000	879,292
				14,079,931
Idaho-0.59%
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.36%	01/01/2043	1,985	1,928,072
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.45%	01/01/2048	230	219,280
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.37%	01/01/2039	890	886,782
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.51%	01/01/2044	895	877,315
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.55%	07/01/2049	890	854,017
Idaho (State of) Housing & Finance Association (Garvee), Series 2010 A-2, RB	6.35%	07/15/2028	510	530,849
				5,296,315
Illinois-6.95%
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	1,000	1,103,669
Chicago (City of), IL, Series 2010 B, Ref. GO Bonds	6.21%	01/01/2032	4,515	4,668,627
Chicago (City of), IL, Series 2010 C, GO Bonds	6.21%	01/01/2036	240	244,422
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

175

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL, Series 2010 D, GO Bonds	6.26%	01/01/2040	$500	$499,450
Chicago (City of), IL, Series 2011 C-1, GO Bonds	7.78%	01/01/2035	1,665	1,869,671
Chicago (City of), IL, Series 2015 B, GO Bonds	7.38%	01/01/2033	1,936	2,098,855
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	4,950	4,261,326
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	2,580	2,208,260
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.35%	01/01/2030	2,450	2,291,209
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.45%	01/01/2031	2,000	1,842,823
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.55%	01/01/2032	2,000	1,813,911
Chicago (City of), IL Transit Authority, Series 2008 A, RB	6.90%	12/01/2040	239	266,226
Chicago (City of), IL Transit Authority, Series 2010 B, RB	6.20%	12/01/2040	1,000	1,035,814
Du Page (County of), IL, Series 2010, GO Bonds	5.70%	01/01/2029	500	512,680
Illinois (State of), Series 2003, GO Bonds	5.10%	06/01/2033	3,534	3,579,192
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	9,280	10,129,307
Illinois (State of), Series 2010, GO Bonds	6.75%	03/01/2028	1,815	1,905,064
Illinois (State of), Series 2010, GO Bonds	6.63%	02/01/2035	1,538	1,623,718
Illinois (State of), Series 2010-3, GO Bonds	6.73%	04/01/2035	769	813,004
Illinois (State of), Series 2013 B, GO Bonds	5.52%	04/01/2038	95	96,686
Illinois (State of), Series 2014, RB	4.62%	06/15/2038	82	80,957
Illinois (State of), Series 2023 A, GO Bonds	5.11%	05/01/2027	950	965,311
Illinois (State of), Series 2023, GO Bonds	5.25%	12/01/2028	10	10,346
Illinois (State of), Series 2024 A, GO Bonds	5.26%	05/01/2026	10	10,063
Illinois (State of), Series 2024 A, GO Bonds	5.26%	05/01/2030	50	52,160
Illinois (State of), Series 2024 A, GO Bonds	5.28%	05/01/2031	10	10,464
Illinois (State of), Series 2024 A, GO Bonds	4.33%	10/01/2031	10	9,985
Illinois (State of), Series 2024 A, GO Bonds	5.31%	05/01/2032	10	10,465
Illinois (State of), Series 2024 A, GO Bonds	4.48%	10/01/2032	15	14,890
Illinois (State of), Series 2024 A, GO Bonds	5.36%	05/01/2033	20	20,923
Illinois (State of) Finance Authority (Ann & Robert H. Lurie Children’s Hospital), Series 2018, Ref. RB	3.94%	08/15/2047	900	716,317
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	4,480	3,544,850
Illinois (State of) Housing Development Authority, Series 2024 B, RB, (CEP - GNMA)	5.09%	04/01/2030	35	35,832
Illinois (State of) Housing Development Authority, Series 2024 F, RB, (CEP - GNMA)	5.90%	10/01/2046	235	233,416
Illinois (State of) Housing Development Authority (Social Bonds), Series 2023 I, Ref. RB, (CEP - FNMA)	5.76%	10/01/2053	835	818,209
Illinois (State of) Housing Development Authority (Social Bonds), Series 2023 O, RB, (CEP - FNMA)	6.28%	10/01/2049	980	993,531
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, RB	4.11%	12/15/2027	10	9,925
Illinois (State of) Municipal Electric Agency, Series 2009, RB	6.83%	02/01/2035	785	836,918
Illinois (State of) Regional Transportation Authority, Series 2010, RB	6.00%	07/01/2035	500	522,889
Kane County School District No. 129 West Aurora, Series 2016, GO Bonds	4.25%	02/01/2036	15	14,584
Northern Illinois Municipal Power Agency, Series 2009, RB	6.86%	01/01/2039	45	48,305
Northern Illinois Municipal Power Agency, Series 2010 A, RB	7.62%	01/01/2030	125	133,755
Northern Illinois Municipal Power Agency, Series 2010, RB	7.82%	01/01/2040	35	40,869
Sales Tax Securitization Corp., Series 2017 B, Ref. RB	3.59%	01/01/2043	850	719,980
Sales Tax Securitization Corp., Series 2019 A, Ref. RB	4.79%	01/01/2048	250	227,614
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	2,500	2,285,254
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(a)	3.41%	01/01/2043	6,000	4,575,973
Sales Tax Securitization Corp., Series 2021 B, Ref. RB	3.24%	01/01/2042	995	808,641
Sales Tax Securitization Corp., Series 2023 B, Ref. RB	4.87%	01/01/2032	500	509,088
Sales Tax Securitization Corp., Series 2024 B, Ref. RB	4.53%	01/01/2028	5	5,056
Sales Tax Securitization Corp., Series 2024 B, Ref. RB	4.58%	01/01/2029	5	5,082
Sales Tax Securitization Corp. (Social Bonds), Series 2023 B, RB	5.29%	01/01/2041	1,350	1,352,134
Will (County of), IL, Series 2020, Ref. GO Bonds	2.90%	11/15/2040	500	396,734
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

176

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Will County Community Unit School District No. 365-U Valley View, Series 2009 C, GO Bonds, (INS - AGI)(a)(b)	0.00%	11/01/2027	$10	$9,166
Will County Community Unit School District No. 365-U Valley View, Series 2009 C, GO Bonds, (INS - AGI)(a)(b)	0.00%	11/01/2028	35	30,792
				62,924,392
Indiana-0.64%
Indiana (State of) Finance Authority, Series 2009 B, RB	6.60%	02/01/2039	1,200	1,328,454
Indiana (State of) Finance Authority (Green Bonds) (Ohio River Bridges East and Crossing), Series 2021, RB	3.05%	01/01/2051	450	317,957
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 B-3, RB, (CEP - GNMA)	5.43%	07/01/2048	300	284,455
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 C-2, RB, (CEP - GNMA)	5.55%	07/01/2043	1,000	987,205
Indiana University, Series 2020 B, Ref. RB	3.07%	06/01/2060	1,000	624,994
Indianapolis Local Public Improvement Bond Bank, Series 2010 A-2, RB	5.85%	01/15/2030	740	763,355
Indianapolis Local Public Improvement Bond Bank, Series 2010 B-2, RB	5.97%	01/15/2030	1,465	1,509,731
				5,816,151
Iowa-0.22%
Coralville (City of), IA, Series 2023 A, Ref. GO Bonds, (INS - AGI)(a)	6.22%	05/01/2043	2,000	2,022,351
Kansas-0.48%
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.73%	04/15/2037	1,400	1,388,790
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.93%	04/15/2045	1,900	1,817,544
Kansas (State of) Development Finance Authority, Series 2021 K, RB, (INS - BAM)(a)	2.77%	05/01/2051	1,500	1,026,828
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2020 B, Ref. RB	1.66%	09/01/2027	25	23,896
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2020 B, Ref. RB	1.86%	09/01/2028	40	37,606
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2020 B, Ref. RB	1.96%	09/01/2029	50	46,138
				4,340,802
Kentucky-0.41%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	863,775
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.12%	07/01/2049	2,000	1,287,981
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.22%	07/01/2053	1,950	1,218,442
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	150	153,367
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2022 B, RB, (INS - AGI)(a)	4.76%	05/15/2042	250	223,267
				3,746,832
Louisiana-1.86%
Lafayette (Parish of), LA School Board, Series 2020, Ref. RB	2.83%	04/01/2048	1,965	1,314,700
Louisiana (State of), Series 2021 A, Ref. RB	1.32%	06/15/2028	10	9,331
Louisiana (State of), Series 2021 A, Ref. RB	1.54%	06/15/2029	25	22,918
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.17%	06/01/2040	1,450	1,120,988
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.25%	06/01/2044	1,000	709,060
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS - AGI)(a)	2.59%	02/01/2043	3,225	2,213,099
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS - AGI)(a)	2.64%	02/01/2048	965	597,031
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp.), Series 2022, RB	5.20%	09/01/2039	907	919,365
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2022, RB	4.28%	02/01/2036	365	355,918
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2022, RB	4.48%	08/01/2039	4,845	4,649,152
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

177

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2023, RB	5.05%	12/01/2034	$1,250	$1,280,044
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGI)(a)	2.28%	06/01/2030	335	308,495
Louisiana (State of) Transportation Authority, Series 2021 A, Ref. RB	3.08%	08/15/2043	100	74,745
New Orleans (City of), LA, Series 2016, GO Bonds	4.55%	12/01/2046	1,000	868,428
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.84%	06/01/2041	1,400	1,048,359
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.89%	12/01/2041	1,500	1,145,650
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.94%	06/01/2045	170	115,801
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.99%	12/01/2045	150	105,113
				16,858,197
Maine-0.08%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 B, Ref. RB, (INS - AGI)(a)	3.12%	07/01/2043	1,000	722,477
Maryland-1.27%
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.34%	07/01/2027	1,000	956,415
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	555	521,915
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	145	104,586
Baltimore (County of), MD, Series 2012, GO Bonds	3.57%	08/01/2032	5	4,873
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.91%	08/01/2026	715	695,762
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.25%	08/01/2027	950	905,039
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.69%	08/01/2030	450	403,553
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2013 B, RB	4.67%	07/01/2036	1,000	978,500
Maryland (State of) Health & Higher Educational Facilities Authority (University of MD Medical System), Series 2020, Ref. RB	3.05%	07/01/2040	60	46,094
Maryland (State of) Transportation Authority, Series 2002, RB, (INS - NATL)(a)	6.65%	07/01/2032	45	48,670
Maryland Community Development Administration (Social Bonds), Series 2023 D, RB, (CEP - GNMA)	5.36%	09/01/2038	1,000	998,407
Maryland Community Development Administration (Social Bonds), Series 2023 D, RB, (CEP - GNMA)	5.48%	09/01/2043	500	489,662
Maryland Community Development Administration (Social Bonds), Series 2023 F, RB, (CEP - GNMA)	6.15%	09/01/2038	1,000	1,026,735
Maryland Community Development Administration (Social Bonds), Series 2023 F, RB, (CEP - GNMA)	6.23%	09/01/2043	1,000	1,017,273
Maryland Economic Development Corp. (Green Bonds), Series 2024, RB	5.43%	05/31/2056	2,000	1,891,364
Maryland Economic Development Corp. (Green Bonds), Series 2024, RB	5.94%	05/31/2057	1,000	999,221
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	400	340,549
University System of Maryland, Series 2021 B, Ref. RB	1.34%	04/01/2029	50	45,592
				11,474,210
Massachusetts-3.52%
Brockton (City of), MA, Series 2021, GO Bonds	2.13%	11/01/2028	5	4,754
Brockton (City of), MA, Series 2021, GO Bonds	2.56%	11/01/2031	10	9,163
Brockton (City of), MA, Series 2021, GO Bonds	2.96%	11/01/2034	15	13,282
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,115	7,224,165
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	650	651,851
Massachusetts (Commonwealth of), Series 2019 D, Ref. GO Bonds	2.81%	09/01/2043	650	480,739
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.99%	11/01/2026	1,000	967,969
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	1,500	1,420,226
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	2,500	2,324,714
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	1,850	1,540,148
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,500	1,168,525
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	640	647,194
Massachusetts (Commonwealth of) College Building Authority, Series 2009 C, RB, (CEP - Colorado Higher Education Intercept Program)	5.83%	05/01/2030	4,950	5,116,741
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

178

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.84%	12/01/2042	$500	$502,411
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.92%	12/01/2047	750	747,202
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.56%	12/01/2052	870	889,939
Massachusetts (Commonwealth of) Port Authority, Series 2011 B, RB	6.35%	07/01/2037	15	16,430
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.72%	07/01/2042	500	373,966
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.87%	07/01/2051	125	81,441
Massachusetts (Commonwealth of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	1,650	1,711,961
Massachusetts (Commonwealth of) School Building Authority, Series 2019 B, Ref. RB	3.40%	10/15/2040	1,550	1,327,058
Massachusetts (Commonwealth of) School Building Authority, Series 2020 C, Ref. RB	2.95%	05/15/2043	800	609,736
Massachusetts (Commonwealth of) School Building Authority, Series 2021 A, Ref. RB	2.40%	02/15/2036	675	550,091
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020, Ref. RB	1.13%	08/15/2026	105	102,234
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020, Ref. RB	1.50%	08/15/2028	30	28,046
Quincy (City of), MA, Series 2021, GO Bonds	1.94%	12/15/2028	40	37,628
Quincy (City of), MA, Series 2021, GO Bonds	2.19%	12/15/2030	5	4,556
Quincy (City of), MA, Series 2021, GO Bonds	2.29%	12/15/2031	10	8,950
Quincy (City of), MA, Series 2021, GO Bonds	2.89%	12/15/2036	20	16,639
University of Massachusetts Building Authority, Series 2020-3, RB	3.50%	11/01/2044	250	191,579
University of Massachusetts Building Authority, Series 2021 2, Ref. RB	2.65%	11/01/2036	3,805	3,106,406
Worcester (City of), MA, Series 1998, GO Bonds, (INS - AGI)(a)	6.25%	01/01/2028	5	5,155
				31,880,899
Michigan-2.38%
Gerald R Ford International Airport Authority, Series 2023 A, RB	5.50%	01/01/2053	1,300	1,253,353
Kalamazoo (City of), MI, Series 2015, GO Bonds	4.67%	12/01/2044	15	13,652
Macomb (County of), MI, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	2,850	2,606,469
Michigan (State of) Finance Authority (Detroit Distributable State Aid Fifth Lien and LTGO Financial Recovery Refunding), Series 2018 D, RB	5.02%	11/01/2043	1,774	1,656,071
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C, Ref. RB	3.61%	11/01/2032	500	482,086
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C-1, Ref. RB	3.59%	11/01/2035	1,000	913,015
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	2.83%	12/01/2028	5	4,865
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	3.08%	12/01/2034	1,410	1,287,334
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.27%	09/01/2026	500	486,161
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.53%	09/01/2027	500	477,556
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.88%	09/01/2029	500	461,782
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.03%	09/01/2030	950	863,023
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	3.23%	09/01/2047	1,000	739,986
Michigan State University Board of Trustees, Series 2010, RB	6.17%	02/15/2050	955	962,852
Michigan State University Board of Trustees, Series 2022 A, RB	4.17%	08/15/2122	2,700	1,919,362
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	250	255,784
University of Michigan, Series 2020 B, RB	1.67%	04/01/2030	1,050	954,076
University of Michigan, Series 2022 A, RB	3.50%	04/01/2052	1,600	1,174,112
University of Michigan, Series 2022 A, RB	4.45%	04/01/2122	4,405	3,411,632
University of Michigan, Series 2022 C, Ref. RB	3.60%	04/01/2047	980	814,831
University of Michigan (Green Bonds), Series 2022 B, RB	3.50%	04/01/2052	1,033	758,036
Western Michigan University, Series 2021 B, Ref. RB, (INS - AGI)(a)	2.88%	11/15/2043	100	75,160
				21,571,198
Minnesota-0.36%
Minnesota (State of) Housing Finance Agency (Social Bonds), Series 2023 S, RB, (CEP - GNMA)	6.33%	07/01/2049	980	994,067
Minnesota (State of) Housing Finance Agency (Social Bonds), Series 2024 M, RB, (CEP - GNMA)	5.97%	07/01/2049	1,000	998,372
University of Minnesota, Series 2022, RB	4.05%	04/01/2052	1,650	1,311,104
				3,303,543
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

179

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-0.69%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	$500	$382,982
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	2,076	2,145,930
Mississippi (State of), Series 2010 F, GO Bonds	5.25%	11/01/2034	950	968,757
Mississippi (State of), Series 2020 A, Ref. GO Bonds	0.94%	11/01/2026	500	483,054
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	500	473,396
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	500	437,935
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	750	642,351
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	900	751,621
				6,286,026
Missouri-0.42%
Curators of the University of Missouri (The), Series 2013 B, RB	4.87%	11/01/2043	1,000	952,984
Curators of the University of Missouri (The), Series 2020, Ref. RB	2.01%	11/01/2027	260	250,079
Curators of the University of Missouri (The), Series 2020, Ref. RB	2.75%	11/01/2050	50	31,075
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	150	120,886
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2012 A, RB	3.69%	02/15/2047	55	42,516
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2017 A, RB	3.65%	08/15/2057	1,400	1,018,033
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2020, Ref. RB	3.23%	05/15/2050	1,400	982,987
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	350	380,009
St. Louis Municipal Finance Corp., Series 2007, Ref. RB, (INS - AGI)(a)	6.50%	06/01/2037	5	5,422
				3,783,991
Montana-0.05%
Montana (State of) Facility Finance Authority (Benefis Health Systems Obligated Group), Series 2021 B, RB	3.25%	08/15/2051	250	162,590
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2021, RB	3.00%	08/15/2051	400	249,164
Montana State Board of Regents, Series 2019, Ref. RB	3.23%	11/15/2049	25	17,452
				429,206
Nebraska-0.25%
Lincoln (City of), NE, Series 2020 B, Ref. RB	1.47%	09/01/2029	15	13,665
Omaha Public Facilities Corp., Series 2017, RB	4.35%	02/01/2047	1,735	1,460,702
University of Nebraska Facilities Corp. (The), Series 2019 A, Ref. RB	3.04%	10/01/2049	1,130	794,732
				2,269,099
Nevada-0.35%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	115	122,001
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	620	688,375
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	2,000	2,320,957
				3,131,333
New Hampshire-0.63%
New Hampshire (State of) Business Finance Authority (Birmingham Care Center), Series 2021, RB	3.78%	01/01/2036	1,200	865,092
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	1,820	1,197,880
New Hampshire (State of) Business Finance Authority (Lease), Series 2021, Ref. RB	3.30%	04/01/2032	2,900	2,086,712
New Hampshire (State of) Business Finance Authority (VA Eugene Health Care Center), Series 2020, Ref. RB	3.18%	01/01/2036	1,880	1,297,754
New Hampshire (State of) Turnpike System, Series 2009 A, RB	6.01%	11/01/2039	200	210,839
				5,658,277
New Jersey-2.60%
Camden (County of), NJ Improvement Authority (The), Series 2010, RB	7.08%	02/15/2040	55	62,232
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	130	132,009
Essex (County of), NJ, Series 2003, Ref. GO Bonds, (INS - NATL)(a)	4.95%	04/01/2033	40	41,295
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

180

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of), Series 2020 A, GO Bonds	2.30%	06/01/2027	$15	$14,618
New Jersey (State of) Economic Development Authority, Series 1997 A, RB, (INS - NATL)(a)	7.43%	02/15/2029	4,800	5,062,377
New Jersey (State of) Economic Development Authority, Series 2016 C, Ref. RB	5.71%	06/15/2030	35	37,264
New Jersey (State of) Economic Development Authority, Series 2016 C, Ref. RB	5.76%	06/15/2031	55	59,006
New Jersey (State of) Economic Development Authority, Series 2019, Ref. RB	3.47%	06/15/2027	20	19,804
New Jersey (State of) Economic Development Authority (Green Bonds), Series 2023, RB	5.19%	03/01/2030	5	5,167
New Jersey (State of) Economic Development Authority (Green Bonds), Series 2023, RB	5.30%	03/01/2032	50	51,905
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB, (INS - AGI)(a)	4.43%	07/01/2051	1,950	1,565,411
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGI)(a)	3.96%	07/01/2048	100	76,503
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	1,405	1,553,777
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	4.08%	06/15/2039	10	9,031
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 BB, Ref. RB	4.61%	06/15/2026	15	15,081
New Jersey (State of) Turnpike Authority, Series 2009 F, RB	7.41%	01/01/2040	5,000	6,010,518
New Jersey (State of) Turnpike Authority, Series 2010 A, RB	7.10%	01/01/2041	2,400	2,769,995
New Jersey Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	1,000	786,882
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	500	533,459
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	450	533,354
Rutgers The State University of New Jersey, Series 2010 H, RB	5.55%	05/01/2029	570	579,537
Rutgers The State University of New Jersey, Series 2019 P, RB	3.92%	05/01/2119	1,700	1,119,430
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	2.69%	05/01/2029	10	9,569
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	2,510	1,998,241
South Jersey Port Corp., Series 2009, RB	7.07%	01/01/2029	20	21,113
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	330	380,135
South Jersey Transportation Authority, Series 2009, RB	7.00%	11/01/2038	95	104,460
				23,552,173
New Mexico-0.01%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017, RB	4.41%	08/01/2046	60	51,703
New York-13.10%
Madison County Capital Resource Corp., Series 2019, Ref. RB	3.27%	07/01/2039	700	590,182
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	1,725	2,026,098
Metropolitan Transportation Authority, Series 2010 E, RB	6.81%	11/15/2040	1,505	1,637,242
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	750	802,731
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	1,250	1,346,672
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	4,006,482
Monroe County Industrial Development Corp. (University of Rochester), Series 2023, RB	5.13%	07/01/2033	60	62,107
New York & New Jersey (States of) Port Authority, One Hudred Sixty Eighth Series 2011, RB	4.93%	10/01/2051	5,385	4,949,108
New York & New Jersey (States of) Port Authority, One Hundred and Seventy Fourth Series 2012, RB	4.46%	10/01/2062	1,025	856,157
New York & New Jersey (States of) Port Authority, One Hundred Ninty Two Series 2015, RB	4.81%	10/15/2065	2,150	1,919,715
New York & New Jersey (States of) Port Authority, Series 2009, RB	6.04%	12/01/2029	5	5,398
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.43%	10/15/2034	40	39,646
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.96%	08/01/2046	140	131,390
New York & New Jersey (States of) Port Authority, Series 2015, RB	4.82%	06/01/2045	1,785	1,606,997
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.14%	02/15/2051	5,000	3,531,370
New York & New Jersey (States of) Port Authority, Twenty one Series 2019, RB	3.29%	08/01/2069	2,140	1,353,223
New York & New Jersey (States of) Port Authority, Two Hundred First Series 2017, RB	4.23%	10/15/2057	975	789,870
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Ninth Series 2023, Ref. RB	5.07%	07/15/2053	5,500	5,134,647
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fifth Series 2021, RB	3.18%	07/15/2060	800	511,082
New York (City of), NY, Series 2009 D-1, GO Bonds	5.99%	12/01/2036	1,400	1,455,476
New York (City of), NY, Series 2009, GO Bonds(c)(d)	5.21%	09/19/2025	6,000	6,043,243
New York (City of), NY, Series 2010 F-1, GO Bonds	6.27%	12/01/2037	1,870	2,004,825
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	6,395	6,710,571
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	450	456,537
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

181

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	$740	$766,393
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	930	753,897
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.63%	08/01/2028	7,000	6,746,485
New York (City of), NY (Social Bonds), Series 2022, GO Bonds	5.26%	10/01/2052	1,550	1,486,826
New York (City of), NY (Social Bonds), Series 2023 B-1, GO Bonds	5.83%	10/01/2053	1,000	1,032,427
New York (City of), NY (Social Bonds), Series 2024 D-1, GO Bonds	5.09%	10/01/2049	1,500	1,416,756
New York (City of), NY (Social Bonds), Series 2024 D-1, GO Bonds	5.11%	10/01/2054	1,500	1,403,906
New York (City of), NY Educational Construction Fund, Series 2010 A, RB	6.00%	04/01/2035	1,950	2,055,313
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	2.68%	03/01/2033	2,000	1,739,996
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	2.73%	03/01/2034	2,500	2,119,554
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	2.78%	03/01/2035	3,000	2,488,109
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	4,460	4,488,062
New York (City of), NY Municipal Water Finance Authority, Series 2010, RB	5.95%	06/15/2042	160	165,049
New York (City of), NY Transitional Finance Authority, Series 2010 G-3, RB	5.27%	05/01/2027	4,000	4,081,371
New York (City of), NY Transitional Finance Authority, Series 2010 S-1B, RB	6.83%	07/15/2040	3,435	3,759,855
New York (City of), NY Transitional Finance Authority, Series 2013, RB	4.10%	11/01/2027	10	10,001
New York (City of), NY Transitional Finance Authority, Series 2013, RB	4.20%	11/01/2028	50	50,007
New York (City of), NY Transitional Finance Authority, Series 2013, RB	4.35%	11/01/2029	10	10,002
New York (City of), NY Transitional Finance Authority, Series 2015 A-3, RB	3.45%	08/01/2026	65	64,647
New York (City of), NY Transitional Finance Authority, Series 2015, RB	3.25%	02/01/2028	15	14,767
New York (City of), NY Transitional Finance Authority, Series 2016 E-3, RB	2.92%	02/01/2027	50	49,263
New York (City of), NY Transitional Finance Authority, Series 2018 C, RB	3.75%	05/01/2028	5	4,977
New York (City of), NY Transitional Finance Authority, Series 2018 C, RB	3.85%	05/01/2030	5	4,952
New York (City of), NY Transitional Finance Authority, Series 2018, RB(c)	3.66%	08/01/2028	5	4,990
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.88%	08/01/2031	10	9,817
New York (City of), NY Transitional Finance Authority, Series 2018, Ref. RB	3.50%	08/01/2027	10	9,920
New York (City of), NY Transitional Finance Authority, Series 2019 A-5, Ref. RB	2.63%	05/01/2030	40	37,557
New York (City of), NY Transitional Finance Authority, Series 2019 A-5, Ref. RB(c)	2.69%	05/01/2033	15	13,156
New York (City of), NY Transitional Finance Authority, Series 2019 A-5, Ref. RB	2.69%	05/01/2033	35	30,984
New York (City of), NY Transitional Finance Authority, Series 2019 B-2, RB	2.37%	11/01/2027	190	183,919
New York (City of), NY Transitional Finance Authority, Series 2020 D-2, RB	1.53%	11/01/2027	95	90,320
New York (City of), NY Transitional Finance Authority, Series 2021 B, Ref. RB	1.11%	07/15/2026	10	9,763
New York (City of), NY Transitional Finance Authority, Series 2021 E, RB	1.92%	02/01/2032	20	17,351
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	1.35%	07/15/2027	45	42,856
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	1.57%	07/15/2028	60	56,057
New York (City of), NY Transitional Finance Authority, Series 2022 B, Ref. RB	3.60%	07/15/2026	5	4,987
New York (City of), NY Transitional Finance Authority, Series 2022 F, RB	3.55%	02/01/2030	10	9,800
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	02/01/2032	10	9,831
New York (City of), NY Transitional Finance Authority, Series 2024 D-2, Ref. RB	4.68%	11/01/2026	460	463,316
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.51%	02/01/2030	20	20,369
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.64%	02/01/2032	30	30,558
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.91%	05/01/2032	10	10,326
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.97%	05/01/2033	20	20,636
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.72%	02/01/2034	15	15,159
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.01%	05/01/2034	5	5,146
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.77%	02/01/2035	5	5,029
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.38%	05/01/2037	370	353,589
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	4.48%	05/01/2027	20	20,161
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	5.27%	05/01/2034	25	26,188
New York (City of), NY Transitional Finance Authority, Subseries 2017 A-3, RB	2.45%	05/01/2027	1,040	1,014,799
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	2,122	2,160,713
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,215	1,236,477
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	800	802,277
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB(c)	2.56%	02/15/2027	85	83,430
New York (State of) Dormitory Authority, Series 2021 C, RB(c)	1.54%	03/15/2027	1,025	989,788
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

182

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2021 C, RB(c)	1.75%	03/15/2028	$1,000	$951,035
New York (State of) Dormitory Authority, Series 2021 C, RB(c)	1.95%	03/15/2029	900	845,729
New York (State of) Dormitory Authority, Series 2021 C, RB	2.05%	03/15/2030	1,000	920,610
New York (State of) Dormitory Authority, Series 2021 C, RB	2.15%	03/15/2031	1,000	904,253
New York (State of) Dormitory Authority, Series 2021 C, RB	2.25%	03/15/2032	900	798,658
New York (State of) Dormitory Authority, Series 2021 C, RB	2.20%	03/15/2034	900	761,671
New York (State of) Dormitory Authority, Series 2022 B, Ref. RB(c)	2.89%	03/15/2027	20	19,712
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	580	518,448
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019 B-2, RB	4.01%	07/01/2049	3,000	2,328,784
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	2.90%	01/01/2035	530	470,139
New York (State of) Thruway Authority, Series 2019, Ref. RB	3.50%	01/01/2042	275	226,223
New York City Housing Development Corp. (Green Bonds), Series 2021 B, RB	2.95%	11/01/2041	180	139,046
New York City Housing Development Corp. (Green Bonds), Series 2024 D, RB	5.45%	08/01/2054	835	781,800
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2013, RB	3.90%	11/01/2026	20	19,969
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2017 A-5, RB	3.43%	08/01/2030	20	19,407
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2017 F-2, RB	3.05%	05/01/2027	5	4,927
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2017, RB	3.33%	02/01/2028	55	54,246
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2017, RB	3.43%	02/01/2029	40	39,320
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2018 C-4, RB	3.70%	05/01/2027	55	54,763
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2018 C-5, RB	3.80%	05/01/2029	100	99,379
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2018 C-5, RB	3.90%	05/01/2031	70	68,950
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2018, RB	3.43%	08/01/2026	20	19,888
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2018, RB	3.78%	08/01/2030	40	39,430
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2018, RB	3.90%	08/01/2031	15	14,741
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2018, RB	3.95%	08/01/2032	30	29,241
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2018, RB	3.96%	08/01/2032	10	9,753
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2019 B-2, RB(c)	2.31%	11/01/2026	15	14,708
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2019, RB	2.98%	11/01/2027	15	14,708
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2019, RB	3.13%	11/01/2028	15	14,637
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2019, RB	2.75%	11/01/2030	75	70,217
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2019, RB	3.35%	11/01/2030	10	9,639
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2019, RB	3.50%	11/01/2032	50	47,226
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2020 C-2, RB	1.75%	05/01/2030	20	18,042
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2020 D-2, RB	1.92%	11/01/2029	25	23,003
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2020 D-3, RB	2.25%	11/01/2031	45	40,122
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2020 D-3, RB	2.50%	11/01/2033	20	17,246
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022 D-2, RB	5.00%	11/01/2028	5	5,154
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022 D-2, RB	5.05%	11/01/2029	100	103,898
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022 D-2, RB	5.15%	11/01/2030	30	31,403
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022 D-2, RB	5.25%	11/01/2031	40	42,107
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022 D-2, RB	5.35%	11/01/2032	35	36,998
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022 D-3, RB	5.65%	11/01/2035	10	10,522
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022 F-2, RB	3.35%	02/01/2028	25	24,669
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2023 A-2, RB	4.60%	05/01/2028	25	25,416
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2023 F-2, RB	4.80%	02/01/2031	15	15,456
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2023 F-2, RB	4.90%	02/01/2032	35	36,156
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2023 F-3, RB	5.15%	02/01/2036	30	30,628
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries 2019 A-5, RB	2.64%	05/01/2032	60	54,147
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries 2022 F-3, RB	3.85%	02/01/2034	255	242,348
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries 2022 F-3, RB	4.00%	02/01/2035	5	4,741
New York State Housing Finance Agency, Series 2022 C, RB	3.25%	05/01/2027	10	9,901
New York State Urban Development Corp., Series 2009, RB	5.77%	03/15/2039	1,670	1,719,206
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	1,900	1,955,463
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.80%	03/15/2031	4,000	3,540,591
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

183

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.90%	03/15/2032	$4,350	$3,764,506
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	2,950	2,890,893
Onondaga Civic Development Corp., Series 2020, Ref. RB	2.77%	12/01/2037	65	52,640
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	715	729,654
Triborough Bridge & Tunnel Authority, Series 2019 B, Ref. RB	3.43%	11/15/2044	1,000	764,600
United Nations Development Corp., Series 2025 A, Ref. RB	6.54%	08/01/2055	1,000	1,039,002
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	544,351
				118,556,773
North Carolina-0.17%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2021, RB	3.20%	01/15/2051	1,100	739,437
North Carolina State University at Raleigh, Series 2020 B, Ref. RB	2.62%	10/01/2039	5	3,826
Raleigh (City of), NC Combined Enterprise System, Series 2019, Ref. RB	2.43%	03/01/2028	10	9,685
University of North Carolina at Chapel Hill, Series 2014, Ref. RB	3.85%	12/01/2034	10	9,692
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	2.78%	12/01/2028	70	68,052
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	3.33%	12/01/2036	775	711,902
				1,542,594
North Dakota-0.01%
North Dakota (State of) Housing Finance Agency, Series 2021, RB	2.33%	12/01/2031	65	58,579
Ohio-2.59%
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	3,880	4,853,106
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,190	3,678,396
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	855	870,675
American Municipal Power, Inc. (OH Combined Hydroelectric), Series 2009 B, RB	6.45%	02/15/2044	950	1,003,617
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	1,005	1,028,119
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2010, RB	5.94%	02/15/2047	1,000	995,986
Cleveland (City of), OH, Series 2019 A, Ref. RB	2.88%	01/01/2031	80	74,710
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,000	826,371
Cuyahoga (County of), OH (MetroHealth System), Series 2010 B, RB	8.22%	02/15/2040	950	1,055,341
Hamilton (County of), OH (The Christ Hospitality), Series 2019, Ref. RB, (INS - AGI)(a)	3.37%	06/01/2034	10	9,191
JobsOhio Beverage System, Series 2020 A, Ref. RB	2.83%	01/01/2038	850	704,088
JobsOhio Beverage System, Series 2023, RB	4.43%	01/01/2033	2,410	2,425,148
Ohio (State of), Series 2020 A, Ref. GO Bonds	1.50%	08/01/2029	5	4,604
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 B, Ref. RB	3.70%	01/01/2043	1,000	835,466
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, Ref. RB	2.70%	01/01/2030	40	37,904
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, Ref. RB	2.79%	01/01/2031	33	30,977
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, Ref. RB	2.89%	01/01/2032	5	4,634
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2011, Ref. RB	4.72%	01/01/2032	10	10,251
Ohio State University (The), Series 2011 A, RB	4.80%	06/01/2111	1,800	1,482,218
Ohio State University (The), Series 2014, RB	5.59%	12/01/2114	950	848,966
Ohio State University (The), Series 2016 A, RB	3.80%	12/01/2046	950	756,749
Ohio State University (The), Series 2016 A, RB	4.05%	12/01/2056	1,759	1,378,081
Ohio State University (The), Series 2020, Ref. RB	3.02%	12/01/2050	800	511,881
				23,426,479
Oklahoma-1.18%
Oklahoma (City of), OK Water Utilities Trust, Series 2022, Ref. RB	4.64%	07/01/2042	950	891,378
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.38%	11/01/2045	3,350	3,175,570
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.71%	05/01/2052	2,000	1,850,324
Oklahoma (State of) Development Finance Authority (Public Service Co. of Oklahoma), Series 2022, RB	4.62%	06/01/2044	4,900	4,754,083
				10,671,355
Oregon-2.11%
Clackamas & Washington Counties School District No. 3, Series 2020 C, Ref. GO Bonds	2.14%	06/15/2029	20	18,787
Hillsboro Economic Development Council, Series 2024, RB, (INS - AGI)(a)	5.94%	06/01/2043	400	409,776
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

184

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	$7,950	$7,845,375
Morrow (Port of), OR, Series 2014, RB	3.52%	09/01/2027	35	34,805
Morrow (Port of), OR, Series 2020, RB	2.53%	09/01/2043	25	17,434
Morrow (Port of), OR, Series 2024, RB	4.82%	09/01/2030	130	134,771
Morrow (Port of), OR (Bonneville Cooperation Project No. 4), Series 2016, RB	2.99%	09/01/2036	1,850	1,610,183
Morrow (Port of), OR (Bonneville Cooperation), Series 2019, RB	2.40%	09/01/2026	5	4,923
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	1,049	1,072,813
Oregon (State of), Series 2010, GO Bonds	5.38%	08/01/2039	20	20,297
Oregon (State of), Series 2020, Ref. GO Bonds	0.98%	08/01/2026	50	48,726
Oregon (State of), Series 2024, GO Bonds	4.89%	05/01/2027	10	10,200
Oregon (State of) (Article XI - Q State), Series 2024, GO Bonds	5.02%	05/01/2033	5	5,290
Oregon (State of) Department of Administrative Services, Series 2019, COP	4.10%	05/01/2039	10	9,100
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	4,000	3,493,442
Oregon (State of) Facilities Authority, Series 2020, Ref. RB	3.44%	10/01/2050	20	12,944
Oregon (State of) Housing & Community Services Department (Single Family Mortgage), Series 2023, Ref. RB	6.25%	07/01/2053	920	965,546
Oregon (State of) Tri-County Metropolitan Transportation District (Green Bonds), Series 2021, Ref. RB	1.20%	09/01/2026	20	19,502
Oregon (State of) Tri-County Metropolitan Transportation District (Green Bonds), Series 2021, Ref. RB	1.93%	09/01/2031	50	44,729
Oregon Education Districts, Series 2021 A, GO Bonds	1.36%	06/30/2027	60	57,504
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	2.04%	06/30/2032	15	13,127
Oregon School Boards Association, Series 2003 B, GO Bonds, (INS - NATL)(a)	5.68%	06/30/2028	19	19,123
Oregon School Boards Association, Series 2004, GO Bonds, (INS - AGI)(a)	5.53%	06/30/2028	5	5,352
Oregon State University, Series 2020, RB, (INS - BAM)(a)	3.42%	03/01/2060	2,620	1,787,387
Portland (City of), OR, Series 1999, GO Bonds, (INS - NATL)(a)(b)	0.00%	06/01/2027	35	32,748
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	950	745,039
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2015, GO Bonds	4.06%	06/30/2034	145	142,706
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds	1.94%	06/15/2032	20	17,391
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds	2.09%	06/15/2034	495	411,839
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.64%	06/15/2029	55	50,851
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.69%	06/15/2030	45	40,703
				19,102,413
Pennsylvania-3.02%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	900	762,510
Commonwealth Financing Authority, Series 2010 C-2, RB	5.59%	06/01/2030	2,000	2,055,206
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	950	808,454
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGI)(a)	3.66%	06/01/2038	400	354,108
Commonwealth Financing Authority, Series 2020 C, Ref. RB	3.53%	06/01/2042	900	745,463
Commonwealth Financing Authority, Series 2021 A, RB	2.99%	06/01/2042	900	675,725
Erie (City & County of), PA Water Authority, Series 2020 A, Ref. RB, (INS - AGI)(a)	3.01%	12/01/2047	1,400	958,920
Erie (City & County of), PA Water Authority, Series 2020 C, RB, (INS - AGI)(a)	3.46%	06/01/2060	3,140	2,125,679
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.23%	12/01/2050	600	401,807
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.48%	12/01/2055	1,000	678,666
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.63%	12/01/2059	2,450	1,672,462
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2010, RB	6.53%	06/15/2039	1,195	1,306,322
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 B, RB	3.20%	11/15/2027	25	24,558
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.85%	06/15/2036	1,000	823,434
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	3.14%	06/15/2042	900	687,174
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	950	988,281
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.26%	11/01/2033	10	10,455
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

185

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2020, Ref. RB	3.44%	12/01/2043	$2,900	$2,256,184
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.38%	12/01/2037	675	726,058
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,393	1,505,184
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	150	122,392
Pennsylvania State University (The), Series 2020 D, RB	2.84%	09/01/2050	1,200	780,918
Philadelphia (City of), PA, Series 2020 B, Ref. RB(c)	1.73%	11/01/2028	20	18,790
Philadelphia (City of), PA Redevelopment Authority, Series 2024 A, RB	5.23%	09/01/2040	1,000	982,782
Philadelphia School District (The), Series 2010 B, GO Bonds	6.62%	06/01/2030	950	996,878
Pittsburgh (City of), PA, Series 2020 B, Ref. GO Bonds	1.19%	09/01/2026	3,000	2,918,709
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2018, RB	5.05%	08/15/2049	1,500	1,319,611
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	750	588,836
				27,295,566
Rhode Island-0.05%
Narragansett Bay Commission, Series 2020, Ref. RB	2.92%	09/01/2043	250	183,702
Rhode Island Convention Center Authority, Series 2006 A, RB, (INS - AGI)(a)	6.06%	05/15/2035	30	32,497
Rhode Island Convention Center Authority, Series 2017 A, Ref. RB	3.27%	05/15/2027	20	19,782
Rhode Island Student Loan Authority, Series 2024, RB	6.09%	12/01/2043	225	231,563
				467,544
South Carolina-0.63%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2020, Ref. RB	1.42%	12/01/2027	1,000	948,288
Columbia (City of), SC, Series 2021 B, Ref. RB	3.01%	02/01/2049	245	163,946
Columbia Facilities Corp. (City of Columbia), Series 2021, RB	3.14%	06/01/2051	200	132,371
Greenville-Spartanburg Airport District, Series 2024 B, RB	5.59%	07/01/2048	100	96,767
Horry (County of ), SC, Series 2010, RB	7.33%	07/01/2040	25	28,807
South Carolina (State of) Jobs-Economic Development Authority, Series 2020 B, Ref. RB	2.33%	12/01/2028	10	9,505
South Carolina (State of) Jobs-Economic Development Authority, Series 2020 B, Ref. RB	2.53%	12/01/2030	25	23,093
South Carolina (State of) Jobs-Economic Development Authority, Series 2020 B, Ref. RB	2.58%	12/01/2031	15	13,603
South Carolina (State of) Jobs-Economic Development Authority (Conway Hospital, Inc.), Series 2020, RB, (INS - AGI)(a)	2.73%	07/01/2030	400	367,363
South Carolina (State of) Port Authority, Series 2019 D, Ref. RB	3.66%	07/01/2045	1,000	772,721
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	1,850	1,935,458
South Carolina (State of) Public Service Authority, Series 2015 D, RB	4.77%	12/01/2045	90	78,414
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	1.85%	12/01/2026	35	34,091
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	2.43%	12/01/2029	55	51,549
Spartanburg (City of), SC Regional Health Services District, Series 2017, Ref. RB	4.23%	04/15/2038	10	9,260
Spartanburg Stadium Facilities Corp., Series 2024, RB	6.11%	11/01/2054	1,000	1,004,157
				5,669,393
South Dakota-0.01%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2019 B, Ref. RB	3.69%	07/01/2042	150	122,371
Tennessee-0.72%
Memphis (City of), TN, Series 2010, GO Bonds	6.04%	07/01/2034	1,000	1,083,344
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.39%	07/01/2030	100	88,646
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.49%	07/01/2031	100	86,462
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.59%	07/01/2032	135	113,758
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.79%	07/01/2034	200	160,597
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, Ref. RB	3.44%	10/01/2046	950	737,114
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 B, RB	3.24%	07/01/2052	750	487,883
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

186

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2010 B, RB	6.73%	07/01/2043	$1,025	$1,091,775
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.45%	07/01/2043	1,000	1,004,602
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.60%	07/01/2056	1,500	1,471,644
Tennessee State School Bond Authority, Series 2021, Ref. RB	0.73%	11/01/2026	200	192,790
				6,518,615
Texas-10.65%
Austin (City of), TX, Series 2021, Ref. RB, (INS - AGI)(a)	2.86%	11/15/2042	2,485	1,837,534
Bexar (County of), TX, Series 2021, Ref. GO Bonds	1.85%	06/15/2030	15	13,633
Board of Regents of the University of Texas System, Series 2010 C, RB	4.64%	08/15/2030	10,000	10,045,511
Board of Regents of the University of Texas System, Series 2010 C, RB	4.79%	08/15/2046	1,000	928,719
Board of Regents of the University of Texas System, Series 2010 D, RB	5.13%	08/15/2042	850	847,809
Colony Local Development Corp., Series 2013 A, RB, (INS - BHAC)(a)	4.88%	10/01/2047	950	877,670
Corpus Christi (City of), TX, Series 2020, Ref. RB	2.81%	07/15/2040	230	175,034
Corpus Christi (Port of) and Nueces (County of), TX, Series 2018 B, RB	5.00%	12/01/2048	10	9,157
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.65%	11/01/2026	1,700	1,655,059
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.92%	11/01/2050	900	616,951
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.53%	11/01/2026	1,000	972,169
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.73%	11/01/2027	1,000	955,085
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.93%	11/01/2028	750	705,547
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.04%	11/01/2029	1,500	1,387,070
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.14%	11/01/2030	2,000	1,816,553
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.74%	11/01/2035	2,000	1,671,272
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.87%	11/01/2037	1,500	1,205,827
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.84%	11/01/2046	2,500	1,779,363
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.09%	11/01/2051	1,500	1,208,839
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.51%	11/01/2051	3,400	2,906,898
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.00%	11/01/2042	800	759,320
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.05%	11/01/2047	200	187,883
Dallas (City of) TX, Series 2005 B, GO Bonds(b)	0.00%	02/15/2031	15	11,915
Dallas (City of), TX, Series 2005 B, GO Bonds(b)	0.00%	02/15/2027	5	4,719
Dallas (City of), TX, Series 2005 B, GO Bonds(b)	0.00%	02/15/2032	20	15,097
Dallas (City of), TX Area Rapid Transit, Series 2009 B, RB	6.00%	12/01/2044	2,000	2,049,836
Dallas (City of), TX Area Rapid Transit, Series 2020, Ref. RB	1.15%	12/01/2026	10	9,659
Dallas (City of), TX Area Rapid Transit, Series 2021 A, Ref. RB	2.61%	12/01/2048	1,350	894,438
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,730	3,050,341
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	5,500	4,204,614
Fort Bend Independent School District, Series 2018, GO Bonds	4.18%	08/15/2048	75	63,652
Fort Worth (City of), TX, Series 2017 B, RB	4.09%	03/01/2037	1,035	961,877
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.22%	10/01/2049	740	517,593
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.24%	10/01/2052	3,500	2,368,202
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS - AGI)(a)	3.71%	11/15/2056	100	70,495
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS - AGI)(a)	3.86%	11/15/2040	2,155	1,892,951
Houston (City of), TX, Series 2005, GO Bonds	5.31%	03/01/2035	5	5,239
Houston (City of), TX, Series 2006 A, GO Bonds	5.51%	03/01/2036	5	5,316
Houston (City of), TX, Series 2014 B, RB	3.83%	05/15/2028	920	919,426
Houston (City of), TX, Series 2017, GO Bonds	3.96%	03/01/2047	850	710,529
Houston (City of), TX, Series 2018, Ref. RB	3.72%	11/15/2028	10	9,994
Houston (City of), TX, Series 2019 C, Ref. RB	2.26%	11/15/2029	500	469,929
Houston (City of), TX, Series 2020 C, Ref. RB	1.72%	07/01/2026	35	34,352
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

187

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2020 C, Ref. RB	1.82%	07/01/2027	$1,000	$963,175
Mansfield Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	30	31,394
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.52%	03/01/2042	3,000	2,799,967
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.67%	03/01/2050	2,950	2,627,618
North Texas Tollway Authority, Series 2009 B, RB	6.72%	01/01/2049	1,700	1,866,242
San Antonio (City of), TX, Series 2012, RB	4.43%	02/01/2042	1,500	1,420,609
San Antonio (City of), TX, Series 2016, Ctfs. Of Obligations	2.93%	02/01/2046	1,345	957,297
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	1.64%	02/01/2030	15	13,640
San Antonio (City of), TX, Series 2022, GO Bonds	4.53%	02/01/2042	2,000	1,856,889
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGI)(a)	3.29%	09/01/2040	500	402,829
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGI)(a)	3.42%	09/01/2050	900	630,676
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	2,580	2,694,969
Texas (State of), Series 2019, Ref. GO Bonds	3.21%	04/01/2044	1,000	812,641
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2026	450	455,119
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2027	175	179,852
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2028	250	260,005
Texas (State of), Series 2021 A, Ref. GO Bonds	4.00%	10/01/2029	1,000	1,012,621
Texas (State of), Series 2021 A, Ref. GO Bonds	1.84%	10/01/2030	780	710,988
Texas (State of), Series 2021 A, Ref. GO Bonds	1.94%	10/01/2031	1,345	1,202,817
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2026	570	576,484
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	730	750,242
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	185	192,404
Texas (State of), Series 2021 B, Ref. GO Bonds	3.00%	10/01/2029	655	638,169
Texas (State of), Series 2021 B, Ref. GO Bonds	1.84%	10/01/2030	200	182,305
Texas (State of), Series 2021 B, Ref. GO Bonds	1.94%	10/01/2031	850	760,144
Texas (State of), Series 2021 B, Ref. GO Bonds	2.04%	10/01/2032	1,570	1,380,428
Texas (State of), Series 2021 B, Ref. GO Bonds	2.14%	10/01/2033	1,000	863,653
Texas (State of) Transportation Commission, Series 2020, Ref. GO Bonds	1.38%	10/01/2028	30	28,081
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	1,950	1,484,738
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	3,765	3,857,261
Texas (State of) Water Development Board (Master Trust), Series 2024 B, RB	4.92%	10/15/2044	600	570,972
Texas (State of) Water Development Board (Master Trust), Series 2024 B, RB	4.99%	10/15/2054	500	458,926
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	2,450	2,061,609
Texas A&M University, Series 2019 B, Ref. RB	2.62%	05/15/2029	2,950	2,835,249
Texas A&M University, Series 2021 B, RB	2.81%	05/15/2041	1,000	754,337
Texas Natural Gas Securitization Finance Corp., Series 2023 A-1, RB	5.10%	04/01/2035	794	816,964
Texas Natural Gas Securitization Finance Corp., Series 2023 A-2, RB	5.17%	04/01/2041	3,000	3,066,229
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 B, Ref. RB	3.92%	12/31/2049	500	389,941
University of Houston, Series 2024 B, RB	5.27%	02/15/2055	2,000	1,906,827
University of North Texas System, Series 2025 B, Ref. RB	4.32%	04/15/2029	10	10,131
Uptown Development Authority, Series 2021 B, RB, (INS - AGI)(a)	3.46%	09/01/2040	1,160	935,816
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	170	131,588
				96,384,923
Utah-0.05%
Salt Lake (County of), UT Municipal Building Authority, Series 2009 B, RB	5.82%	12/01/2029	400	410,562
Utah Municipal Power Agency, Series 2016 A, RB	3.81%	07/01/2036	15	13,899
				424,461
Virgin Islands-0.09%
Virgin Islands (Government of) Water & Power Authority (Electric System), Series 2010 C, RB, (INS - AGI)(a)	6.85%	07/01/2035	745	790,122
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

188

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-0.71%
Richmond (City of), VA, Series 2020 B, Ref. RB	3.54%	01/15/2043	$250	$208,535
University of Virginia, Series 2017 C, RB	4.18%	09/01/2117	1,000	732,410
University of Virginia, Series 2019 A, RB	3.23%	09/01/2119	1,200	678,692
University of Virginia, Series 2020, Ref. RB	2.26%	09/01/2050	1,500	856,112
University of Virginia, Series 2021 B, Ref. RB	2.58%	11/01/2051	700	424,165
Virginia (Commonwealth of) College Building Authority, Series 2021, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	1.13%	09/01/2028	10	9,237
Virginia (Commonwealth of) College Building Authority, Series 2021, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	1.33%	09/01/2029	5	4,526
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2021, Ref. RB	0.94%	09/01/2027	5	4,724
Virginia (Commonwealth of) Housing Development Authority, Series 2019 A, RB	2.95%	10/25/2049	107	91,395
Virginia (Commonwealth of) Housing Development Authority, Series 2020 B, RB	2.75%	10/25/2046	977	825,618
Virginia (Commonwealth of) Housing Development Authority, Series 2020 C, RB	3.83%	04/01/2055	1,600	1,192,916
Virginia (Commonwealth of) Housing Development Authority, Series 2020 F, RB	3.28%	07/01/2050	1,990	1,390,535
Virginia Housing Development Authority, Series 2020 C, RB	3.63%	04/01/2050	25	18,632
				6,437,497
Washington-0.82%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	650	691,914
Central Puget Sound Regional Transit Authority, Series 2009 S-2T, RB	5.49%	11/01/2039	1,805	1,847,680
Central Washington University (Build America Bonds), Series 2010, RB	6.95%	05/01/2040	55	60,050
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	450	492,507
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	1,205	1,223,281
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	2.35%	07/01/2034	20	16,947
Grant (County of), WA Public Utility District No. 2 (Preist Rapids Hydroelectric), Series 2010 M,Ref. RB	5.63%	01/01/2027	5	5,111
Grant (County of), WA Public Utility District No. 2 (Preist Rapids Hydroelectric), Series 2012, RB	3.91%	01/01/2032	45	44,332
King (County of), WA (Green Bonds), Series 2021 C, GO Bonds	1.54%	12/01/2027	10	9,548
Pierce County School District No. 10 Tacoma, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.65%	12/01/2030	80	71,421
Pierce County School District No. 10 Tacoma, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.73%	12/01/2031	15	13,083
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	463,792
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,029,497
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,180	1,226,768
Washington Health Care Facilities Authority, Series 2017 A, RB	4.20%	08/15/2047	245	190,560
Washington Higher Education Facilities Authority, Series 2021, Ref. RB	2.34%	01/01/2029	10	9,507
				7,395,998
West Virginia-0.31%
Ohio (County of), WV, Series 2019 A, Ref. RB	4.00%	03/01/2040	1,800	1,428,131
Tobacco Settlement Financing Authority, Series 2020, Ref. RB	4.31%	06/01/2049	1,650	1,171,170
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2020, Ref. RB	2.03%	10/01/2029	15	13,916
Wheeling Municipal Building Commission, Series 2022, RB	6.00%	08/01/2050	200	196,291
				2,809,508
Wisconsin-0.94%
Milwaukee (County of), WI, Series 2009 A, GO Bonds	6.84%	12/01/2028	51	53,083
Wisconsin (State of), Series 2016 B, Ref. RB	3.29%	05/01/2037	1,000	859,855
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	2,950	2,775,116
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	1,900	1,711,603
Wisconsin (State of), Series 2020 E, Ref. RB	2.20%	05/01/2027	20	19,453
Wisconsin (State of), Series 2020 E, Ref. RB	2.35%	05/01/2029	65	61,667
Wisconsin (State of), Series 2020 E, Ref. RB	2.40%	05/01/2030	5	4,672
Wisconsin (State of), Series 2021 A, Ref. RB	1.15%	05/01/2027	40	38,240
Wisconsin (State of), Series 2022, Ref. GO Bonds	2.54%	05/01/2031	10	9,259
Wisconsin (State of), Series 2023 A, Ref. RB	4.35%	05/01/2029	30	30,428
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

189

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGI)(a)	4.17%	12/15/2050	$1,950	$1,565,957
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, RB, (INS - AGI)(a)	3.09%	06/01/2050	2,000	1,281,909
Wisconsin (State of) Public Finance Authority (Texas Biomedical Research Institute), Series 2021, RB	3.63%	06/01/2051	100	62,095
				8,473,337
Total Municipal Obligations (Cost $976,783,540)				869,386,459
			Shares
Money Market Funds-2.68%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(e)(f) (Cost $24,217,341)			24,217,341	24,217,341
TOTAL INVESTMENTS IN SECURITIES(g)-98.75% (Cost $1,001,000,881)				893,603,800
OTHER ASSETS LESS LIABILITIES-1.25%				11,336,432
NET ASSETS-100.00%				$904,940,232

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
BHAC	-Berkshire Hathaway Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
FNMA	-Federal National Mortgage Association
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,657,047	$111,770,544	$(98,210,250)	$-	$-	$24,217,341	$679,893

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

190

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2025
(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(g)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty, Inc.	5.44%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

191

Invesco Variable Rate Preferred ETF (VRP)
August 31, 2025
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-84.62%
Automobile Components-0.20%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054(b)	$4,340,000	$4,397,323
Banks-27.56%
BAC Capital Trust XIV, Series G, 4.98% (3 mo. Term SOFR + 0.66%)(c)(d)	4,162,000	3,469,610
Bank of America Corp.
6.25%(b)(c)	21,250,000	21,322,097
6.63%(b)(c)	25,524,000	26,340,972
Series DD, 6.30%(b)(c)(e)	8,512,000	8,566,936
Series FF, 5.88%(b)(c)	19,266,000	19,510,871
Series RR, 4.38%(b)(c)	14,194,000	13,900,418
Series TT, 6.13%(b)(c)	16,972,000	17,172,192
Bank of Montreal (Canada), 4.80%(b)(c)	4,258,000	4,258,093
Bank of Nova Scotia (The) (Canada), 7.23% (3 mo. Term SOFR + 2.91%)(c)(d)	10,635,000	10,601,744
Citigroup, Inc.
Series AA, 7.63%(b)(c)	12,762,000	13,380,319
Series BB, 7.20%(b)(c)	4,682,000	4,831,801
Series CC, 7.13%(b)(c)	14,889,000	15,280,789
Series DD, 7.00%(b)(c)(e)	12,764,000	13,428,915
Series EE, 6.75%(b)(c)	12,757,000	12,892,275
Series FF, 6.95%(b)(c)	17,015,000	17,319,432
Series GG, 6.88%(b)(c)	22,970,000	23,429,607
Series T, 6.25%(b)(c)(e)	12,764,000	12,857,139
Series W, 4.00%(b)(c)(e)	12,761,000	12,673,184
Series X, 3.88%(b)(c)	19,567,000	19,363,151
Series Y, 4.15%(b)(c)(e)	8,507,000	8,324,225
Series Z, 7.38%(b)(c)(e)	10,638,000	11,079,498
Citizens Financial Group, Inc., Series F, 5.65%(b)(c)	3,402,000	3,407,892
CoBank, ACB
Series J, 4.25%(b)(c)	3,540,000	3,426,460
Series K, 6.45%(b)(c)	3,402,000	3,451,234
Fifth Third Bancorp
Series H, 7.59% (3 mo. Term SOFR + 3.29%)(c)(d)	5,106,000	5,102,980
Series L, 4.50%(b)(c)(e)	2,973,000	2,970,561
Huntington Bancshares, Inc.
Series F, 5.63%(b)(c)	4,252,000	4,344,345
Series G, 4.45%(b)(c)	4,250,000	4,198,336
JPMorgan Chase & Co.
Series CC, 7.14% (3 mo. Term SOFR + 2.84%)(c)(d)(e)	10,625,000	10,722,846
Series II, 7.04% (3 mo. Term SOFR + 2.75%)(c)(d)	12,666,000	12,743,769
Series KK, 3.65%(b)(c)	16,892,000	16,672,945
Series NN, 6.88%(b)(c)(e)	21,117,000	22,242,029
Series OO, 6.50%(b)(c)	25,333,000	26,082,173
Series W, 5.47% (3 mo. Term SOFR + 1.26%), 05/15/2047(d)	2,939,000	2,615,028
KeyCorp, Series D, 5.00%(b)(c)	4,471,000	4,430,966
	Principal Amount	Value
Banks-(continued)
M&T Bank Corp.
3.50%(b)(c)(e)	$4,252,000	$4,120,643
Series F, 5.13%(b)(c)	4,255,000	4,231,670
Series G, 7.30%(b)(c)(e)	3,403,000	3,441,573
PNC Financial Services Group, Inc. (The)
Series S, 5.00%(b)(c)	4,466,000	4,446,407
Series T, 3.40%(b)(c)	12,765,000	12,361,192
Series U, 6.00%(b)(c)	8,509,000	8,587,232
Series V, 6.20%(b)(c)	10,633,000	10,829,859
Series W, 6.25%(b)(c)	12,764,000	12,941,879
Truist Financial Corp.
Series A, 5.14% (3 mo. Term SOFR + 0.93%), 05/15/2027(d)	2,981,000	2,960,331
Series M, 5.13%(b)(c)(e)	4,256,000	4,175,717
Series N, 6.67%(b)(c)	14,459,000	14,493,689
Series P, 4.95%(b)(c)	8,506,000	8,487,719
Series Q, 5.10%(b)(c)	8,505,000	8,452,483
U.S. Bancorp
3.70%(b)(c)(e)	12,758,000	12,318,403
Series J, 5.30%(b)(c)	8,504,000	8,499,198
USB Capital IX, 5.60% (3 mo. Term SOFR + 1.28%)(c)(d)	5,749,000	4,824,051
Wells Fargo & Co.
6.85%(b)(c)(e)	17,017,000	17,869,671
7.63%(b)(c)(e)	14,673,000	15,707,711
Series BB, 3.90%(b)(c)	29,860,000	29,591,481
		600,755,741
Capital Markets-10.82%
Bank of New York Mellon Corp. (The)
6.30%(b)(c)	4,257,000	4,364,472
Series F, 4.63%(b)(c)	8,510,000	8,478,635
Series G, 4.70%(b)(c)	8,509,000	8,512,482
Series H, 3.70%(b)(c)	4,951,000	4,888,551
Series I, 3.75%(b)(c)	11,057,000	10,745,619
Brookfield Finance, Inc. (Canada), 6.30%, 01/15/2055(b)	5,959,000	5,822,979
Charles Schwab Corp. (The)
Series F, 5.00%(b)(c)	4,151,000	4,035,024
Series H, 4.00%(b)(c)	18,941,000	17,341,900
Series I, 4.00%(b)(c)	17,484,000	17,242,438
Series K, 5.00%(b)(c)	6,380,000	6,349,324
Goldman Sachs Capital II, 5.20% (3 mo. Term SOFR + 1.03%)(c)(d)(e)	6,519,000	5,522,994
Goldman Sachs Group, Inc. (The)
6.85%(b)(c)	16,167,000	16,690,374
Series O, 5.30%(b)(c)(e)	5,526,000	5,526,035
Series Q, 7.38%(b)(c)	4,253,000	4,282,210
Series R, 3.22%(b)(c)	5,100,000	5,158,436
Series S, 7.19%(b)(c)(e)	2,979,000	2,993,046
Series T, 3.80%(b)(c)	5,747,000	5,645,471
Series U, 3.65%(b)(c)	6,382,000	6,237,918
Series V, 4.13%(b)(c)	6,384,000	6,211,141
Series W, 7.50%(b)(c)	12,763,000	13,565,423
Series X, 7.50%(b)(c)	19,141,000	20,140,830
Series Y, 6.13%(b)(c)(e)	17,016,000	17,087,297
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

192

Invesco Variable Rate Preferred ETF (VRP)—(continued)
August 31, 2025
	Principal Amount	Value
Capital Markets-(continued)
Mellon Capital IV, Series 1, 5.15% (3 mo. Term SOFR + 0.83%)(c)(d)(e)	$4,251,000	$3,684,009
Northern Trust Corp., Series D, 4.60%(b)(c)(e)	4,258,000	4,232,055
State Street Corp.
5.58% (3 mo. Term SOFR + 1.26%), 06/15/2047(d)(e)	4,275,000	3,795,387
6.45%(b)(c)	6,376,000	6,500,561
Series I, 6.70%(b)(c)	12,765,000	13,243,343
Series J, 6.70%(b)(c)(e)	7,230,000	7,505,846
		235,803,800
Chemicals-0.31%
FMC Corp., 8.45%, 11/01/2055(b)	6,381,000	6,682,726
Consumer Finance-2.85%
Ally Financial, Inc.
Series B, 4.70%(b)(c)(e)	11,487,000	11,199,093
Series C, 4.70%(b)(c)(e)	8,504,000	7,776,393
American Express Co., 3.55%(b)(c)	13,617,000	13,304,034
Capital One Financial Corp.
Series M, 3.95%(b)(c)(e)	8,508,000	8,347,771
Series O, 5.50%(b)(c)(e)	4,849,000	4,819,939
General Motors Financial Co., Inc.
Series A, 5.75%(b)(c)(e)	8,507,000	8,331,554
Series B, 6.50%(b)(c)(e)	4,257,000	4,189,423
Series C, 5.70%(b)(c)(e)	4,257,000	4,183,880
		62,152,087
Diversified Telecommunication Services-1.50%
Bell Canada (Canada)
6.88%, 09/15/2055(b)	8,510,000	8,712,632
7.00%, 09/15/2055(b)	10,637,000	10,905,956
TELUS Corp. (Canada)
6.63%, 10/15/2055(b)	5,960,000	6,065,039
7.00%, 10/15/2055(b)	6,808,000	7,003,260
		32,686,887
Electric Utilities-9.61%
American Electric Power Co., Inc.
6.95%, 12/15/2054(b)	5,106,000	5,441,240
7.05%, 12/15/2054(b)(e)	3,399,000	3,551,483
3.88%, 02/15/2062(b)	6,377,000	6,198,377
Duke Energy Corp.
6.45%, 09/01/2054(b)	8,509,000	8,831,253
3.25%, 01/15/2082(b)	4,251,000	4,111,004
Edison International
8.13%, 06/15/2053(b)(e)	4,253,000	4,265,147
7.88%, 06/15/2054(b)(e)	3,825,000	3,790,818
Series A, 5.38%(b)(c)	9,861,000	9,600,173
Series B, 5.00%(b)(c)	4,284,000	3,840,815
Emera, Inc. (Canada), Series 16-A, 6.75%, 06/15/2076(b)	10,205,000	10,294,579
Entergy Corp., 7.13%, 12/01/2054(b)	10,210,000	10,658,765
EUSHI Finance, Inc., 7.63%, 12/15/2054(b)	4,252,000	4,453,115
Evergy, Inc., 6.65%, 06/01/2055(b)	4,258,000	4,330,882
Exelon Corp., 6.50%, 03/15/2055(b)	8,503,000	8,788,902
	Principal Amount	Value
Electric Utilities-(continued)
National Rural Utilities Cooperative Finance Corp.
5.25%, 04/20/2046(b)	$2,976,000	$2,975,488
7.13%, 09/15/2053(b)	3,408,000	3,586,702
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/2054(b)	10,205,000	10,807,187
6.70%, 09/01/2054(b)	8,506,000	8,758,713
6.38%, 08/15/2055(b)	12,766,000	13,192,142
6.50%, 08/15/2055(b)	8,511,000	8,935,673
4.80%, 12/01/2077(b)(e)	4,684,000	4,529,097
5.65%, 05/01/2079(b)	4,258,000	4,256,807
3.80%, 03/15/2082(b)	5,109,000	4,936,148
PacifiCorp, 7.38%, 09/15/2055(b)	7,234,000	7,524,523
PG&E Corp., 7.38%, 03/15/2055(b)	12,759,000	12,693,730
PPL Capital Funding, Inc., Series A, 7.22% (3 mo. Term SOFR + 2.93%), 03/30/2067(d)	4,079,000	4,038,331
Southern Co. (The)
6.38%, 03/15/2055(b)	15,312,000	16,059,746
Series 21-A, 3.75%, 09/15/2051(b)	8,510,000	8,413,387
Series B, 4.00%, 01/15/2051(b)	10,634,000	10,610,480
		209,474,707
Financial Services-1.60%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.95%, 03/10/2055(b)	6,385,000	6,688,778
6.50%, 01/31/2056(b)	4,250,000	4,382,638
Apollo Global Management, Inc., 6.00%, 12/15/2054(b)(e)	4,239,000	4,227,549
Corebridge Financial, Inc.
6.88%, 12/15/2052(b)	8,506,000	8,801,119
6.38%, 09/15/2054(b)	6,378,000	6,471,910
Equitable Holdings, Inc., 6.70%, 03/28/2055(b)(e)	4,253,000	4,352,082
		34,924,076
Health Care Equipment & Supplies-0.22%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/2055(b)	4,675,000	4,770,351
Health Care Providers & Services-1.21%
CVS Health Corp.
6.75%, 12/10/2054(b)	6,384,000	6,487,472
7.00%, 03/10/2055(b)	19,143,000	19,977,788
		26,465,260
Independent Power and Renewable Electricity Producers-0.57%
AES Corp. (The)
7.60%, 01/15/2055(b)	8,081,000	8,323,641
6.95%, 07/15/2055(b)	4,254,000	4,126,313
		12,449,954
Insurance-6.46%
Aegon Ltd. (Netherlands), 5.50%, 04/11/2048(b)	6,810,000	6,867,504
Allstate Corp. (The)
6.50%, 05/15/2057(b)	4,253,000	4,395,607
Series B, 7.41% (3 mo. Term SOFR + 3.20%), 08/15/2053(d)	6,811,000	6,836,541
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

193

Invesco Variable Rate Preferred ETF (VRP)—(continued)
August 31, 2025
	Principal Amount	Value
Insurance-(continued)
American National Group, Inc., 7.00%, 12/01/2055(b)	$4,260,000	$4,369,652
Assurant, Inc., 7.00%, 03/27/2048(b)	3,404,000	3,485,110
Athene Holding Ltd.
6.63%, 10/15/2054(b)	5,100,000	5,128,341
6.88%, 06/28/2055(b)	5,098,000	5,151,172
Enstar Finance LLC, 5.50%, 01/15/2042(b)	4,258,000	4,215,703
Fidelis Insurance Holdings Ltd. (United Kingdom), 7.75%, 06/15/2055(b)(e)	3,300,000	3,488,661
Lincoln National Corp.
6.80% (3 mo. Term SOFR + 2.62%), 05/17/2066(d)	3,955,000	3,412,188
Series C, 9.25%(b)(c)(e)	4,255,000	4,619,879
MetLife, Inc.
Series D, 5.88%(b)(c)(e)	4,252,000	4,329,493
Series G, 6.35%, 03/15/2055(b)	8,509,000	8,873,704
Series G, 3.85%(b)(c)	8,508,000	8,491,963
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	3,402,000	3,414,805
PartnerRe Finance B LLC, 4.50%, 10/01/2050(b)	4,258,000	3,991,818
Prudential Financial, Inc.
4.50%, 09/15/2047(b)	6,382,000	6,285,867
5.70%, 09/15/2048(b)	8,511,000	8,653,202
3.70%, 10/01/2050(b)	6,811,000	6,300,757
5.13%, 03/01/2052(b)	8,512,000	8,371,606
6.00%, 09/01/2052(b)	10,205,000	10,542,581
6.75%, 03/01/2053(b)	4,251,000	4,497,218
6.50%, 03/15/2054(b)	8,505,000	8,960,528
Reinsurance Group of America, Inc., 6.65%, 09/15/2055(b)	5,957,000	6,082,752
		140,766,652
Machinery-0.30%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(b)	6,385,000	6,415,093
Media-0.64%
Paramount Global
6.25%, 02/28/2057(b)	5,533,000	5,390,087
6.38%, 03/30/2062(b)	8,503,000	8,523,390
		13,913,477
Multi-Utilities-6.34%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(b)	6,376,000	6,206,097
CenterPoint Energy, Inc.
6.70%, 05/15/2055(b)	4,255,000	4,368,089
Series A, 7.00%, 02/15/2055(b)	3,403,000	3,584,295
Series B, 6.85%, 02/15/2055(b)(e)	3,401,000	3,573,274
CMS Energy Corp.
4.75%, 06/01/2050(b)	4,250,000	4,115,834
3.75%, 12/01/2050(b)	3,403,000	3,096,829
6.50%, 06/01/2055(b)	8,504,000	8,695,706
	Principal Amount	Value
Multi-Utilities-(continued)
Dominion Energy, Inc.
6.63%, 05/15/2055(b)	$10,637,000	$10,923,263
6.00%, 02/15/2056(b)	6,930,000	7,000,355
6.20%, 02/15/2056(b)	5,945,000	5,929,338
Series A, 6.88%, 02/01/2055(b)	8,503,000	8,894,630
Series B, 7.00%, 06/01/2054(b)	8,511,000	9,130,090
Series C, 4.35%(b)(c)	6,379,000	6,272,356
NiSource, Inc.
6.95%, 11/30/2054(b)	4,253,000	4,432,855
6.38%, 03/31/2055(b)	4,249,000	4,373,904
Sempra
4.13%, 04/01/2052(b)	8,512,000	8,270,746
6.40%, 10/01/2054(b)	10,632,000	10,521,057
6.88%, 10/01/2054(b)	9,360,000	9,521,413
6.55%, 04/01/2055(b)	5,102,000	5,037,430
6.63%, 04/01/2055(b)	3,408,000	3,425,970
6.38%, 04/01/2056(b)	3,000,000	3,025,580
4.88%(b)(c)	7,659,000	7,664,680
		138,063,791
Oil, Gas & Consumable Fuels-11.92%
BP Capital Markets PLC
4.38%(b)(c)	10,373,000	10,365,710
4.88%(b)(c)	21,271,000	21,125,624
6.13%(b)(c)	10,634,000	10,868,352
6.45%(b)(c)(e)	11,060,000	11,655,802
Enbridge, Inc. (Canada)
7.20%, 06/27/2054(b)	5,952,000	6,204,079
7.38%, 03/15/2055(b)	4,251,000	4,476,465
5.50%, 07/15/2077(b)	8,507,000	8,486,427
6.25%, 03/01/2078(b)	7,233,000	7,290,878
7.38%, 01/15/2083(b)	4,252,000	4,410,298
7.63%, 01/15/2083(b)	5,107,000	5,464,316
8.50%, 01/15/2084(b)(e)	10,633,000	12,054,781
Series 16-A, 6.00%, 01/15/2077(b)	6,382,000	6,410,572
Series 20-A, Conv., 5.75%, 07/15/2080(b)	8,507,000	8,524,630
Series NC5, 8.25%, 01/15/2084(b)	6,384,000	6,816,063
Energy Transfer L.P.
8.00%, 05/15/2054(b)	6,802,000	7,251,170
7.13%, 10/01/2054(b)(e)	3,470,000	3,587,192
6.50%, 02/15/2056(b)	10,100,000	10,059,418
6.75%, 02/15/2056(b)	6,735,000	6,718,832
7.58% (3 mo. Term SOFR + 3.28%), 11/01/2066(d)(e)	4,726,000	4,720,844
Series B, 6.63%(b)(c)	4,676,000	4,657,434
Series G, 7.13%(b)(c)	9,363,000	9,631,550
Series H, 6.50%(b)(c)	7,661,000	7,708,046
Enterprise Products Operating LLC
5.38%, 02/15/2078(b)	5,954,000	5,905,667
Series D, 7.43% (3 mo. Term SOFR + 3.25%), 08/16/2077(d)	2,982,000	2,981,323
Series E, 5.25%, 08/16/2077(b)	8,503,000	8,434,894
Plains All American Pipeline L.P., Series B, 8.58% (3 mo. Term SOFR + 4.37%)(c)(d)	6,806,000	6,825,486
South Bow Canadian infrastructure Holdings Ltd. (Canada), 7.63%, 03/01/2055(b)	3,765,000	3,921,007
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

194

Invesco Variable Rate Preferred ETF (VRP)—(continued)
August 31, 2025
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
TransCanada PipeLines Ltd. (Canada)
7.00%, 06/01/2065(b)	$6,383,000	$6,490,330
6.68% (3 mo. Term SOFR + 2.47%), 05/15/2067(d)	8,512,000	7,840,713
Transcanada Trust (Canada)
5.30%, 03/15/2077(b)	12,762,000	12,711,494
5.50%, 09/15/2079(b)	9,361,000	9,256,641
5.60%, 03/07/2082(b)	6,808,000	6,674,405
Series 16-A, 5.88%, 08/15/2076(b)	10,207,000	10,238,774
		259,769,217
Wireless Telecommunication Services-2.51%
Rogers Communications, Inc. (Canada)
7.00%, 04/15/2055(b)	9,358,000	9,622,644
7.13%, 04/15/2055(b)	8,510,000	8,838,303
Vodafone Group PLC (United Kingdom)
7.00%, 04/04/2079(b)	17,013,000	17,975,187
3.25%, 06/04/2081(b)	4,249,000	4,170,974
4.13%, 06/04/2081(b)	8,508,000	7,889,423
5.13%, 06/04/2081(b)	8,080,000	6,277,244
		54,773,775
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,830,657,762)		1,844,264,917
	Shares
Preferred Stocks-14.17%(a)
Banks-4.40%
Associated Banc-Corp, Pfd., 6.63%(b)	104,002	2,554,289
Banc of California, Inc., Series F, Pfd., 7.75%(b)	177,873	4,388,127
Bank of America Corp.
Series E, Pfd., 4.82% (3 mo. Term SOFR + 0.61%)(d)(e)	109,033	2,332,216
Series 5, Pfd., 4.98% (3 mo. Term SOFR + 0.76%)(d)(e)	143,135	2,955,738
Series 2, Pfd., 5.12% (3 mo. Term SOFR + 0.91%)(d)	105,924	2,171,442
Series 4, Pfd., 5.22% (3 mo. Term SOFR + 1.01%)(d)(e)	72,747	1,550,966
Series K, Pfd., 6.45%	363,335	9,348,610
Citizens Financial Group, Inc., Series I, Pfd., 6.50%(b)	138,600	3,495,492
Comerica, Inc., Series B, Pfd., 6.88%(b)	136,000	3,440,800
ConnectOne Bancorp, Inc., Series A, Pfd., 5.25%(b)(e)	39,960	927,072
Fifth Third Bancorp, Series I, Pfd., 8.27%(b)	156,257	3,992,366
Flagstar Financial, Inc., Series A, Pfd., 6.38%(b)	178,477	3,858,673
Huntington Bancshares, Inc., Series J, Pfd., 6.88%(b)	112,627	2,851,716
KeyCorp
Series E, Pfd., 6.13%(b)	173,303	4,325,643
Pfd., 6.20%(b)	207,903	5,155,994
M&T Bank Corp., Series H, Pfd., 5.63%(b)	86,651	2,144,612
Midland States Bancorp, Inc., Pfd., 7.75%(b)(e)	39,975	916,227
	Shares	Value
Banks-(continued)
Regions Financial Corp.
Series C, Pfd., 5.70%(b)	173,302	$4,145,384
Pfd., 6.95%(b)	173,302	4,452,128
Synovus Financial Corp.
Series D, Pfd., 7.77% (3 mo. Term SOFR + 3.61%)(d)(e)	69,301	1,753,315
Series E, Pfd., 8.40%(b)(e)	121,252	3,205,903
Truist Financial Corp., Series I, Pfd., 4.95% (3 mo. Term SOFR + 0.79%)(d)	59,817	1,248,381
U.S. Bancorp
Series B, Pfd., 5.18% (3 mo. Term SOFR + 0.86%)(d)(e)	346,604	7,022,197
Series A, Pfd., 5.60% (3 mo. Term SOFR + 1.28%)(d)	4,998	4,140,643
UMB Financial Corp., Pfd., 7.75%(b)	104,000	2,730,000
Valley National Bancorp
Series C, Pfd., 8.25%(b)	52,032	1,336,702
Series A, Pfd., 8.41% (3 mo. Term SOFR + 4.11%)(d)	39,875	1,007,641
Series B, Pfd., 8.43% (3 mo. USD LIBOR + 3.58%)(d)(e)	34,866	868,861
WesBanco, Inc., Series A, Pfd., 6.75%(b)	51,991	1,305,494
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)	104,001	2,368,103
Wintrust Financial Corp., Series F, Pfd., 7.88%(b)	147,773	3,902,685
		95,897,420
Capital Markets-1.37%
Bank of New York Mellon Corp. (The), Series K, Pfd., 6.15%(b)	173,302	4,485,056
Goldman Sachs Group, Inc. (The)
Series D, Pfd., 5.16% (3 mo. Term SOFR + 0.93%)(d)	467,179	9,941,569
Series A, Pfd., 5.24% (3 mo. Term SOFR + 1.01%)(d)(e)	259,574	5,679,479
Series C, Pfd., 5.24% (3 mo. Term SOFR + 1.01%)(d)(e)	69,202	1,484,383
Morgan Stanley, Series A, Pfd., 5.28% (3 mo. Term SOFR + 0.96%)(d)(e)	381,205	8,310,269
		29,900,756
Consumer Finance-0.21%
Synchrony Financial, Series B, Pfd., 8.25%(b)	173,302	4,479,857
Electric Utilities-0.23%
SCE Trust IV, Series J, Pfd., 5.38% (3 mo. Term SOFR + 3.39%)(d)(e)	112,627	2,654,618
SCE Trust V, Series K, Pfd., 5.45%(b)(e)	104,001	2,446,104
		5,100,722
Financial Services-1.78%
Apollo Global Management, Inc., Pfd., 7.63%(b)	207,903	5,499,034
Citigroup Capital XIII, Pfd., 10.94% (3 mo. Term SOFR + 6.63%)(d)(e)	777,269	23,201,480
Compass Diversified Holdings, Series B, Pfd., 7.88%(b)	65,194	1,311,051
Jackson Financial, Inc., Pfd., 8.00%(b)	190,652	4,976,017
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

195

Invesco Variable Rate Preferred ETF (VRP)—(continued)
August 31, 2025
	Shares	Value
Financial Services-(continued)
Merchants Bancorp, Pfd., 8.25%(b)	49,519	$1,250,850
Voya Financial, Inc., Series B, Pfd., 5.35%(b)	104,001	2,456,504
		38,694,936
Food Products-0.36%
CHS, Inc.
Series 3, Pfd., 6.75%	170,715	4,196,175
Series 2, Pfd., 7.10%	145,488	3,689,575
		7,885,750
Independent Power and Renewable Electricity Producers-0.17%
Tennessee Valley Authority
Series D, Pfd., 2.13% (30 yr. U.S. Treasury Yield Curve Rate + 0.94%)(d)(e)	88,882	2,103,837
Series A, Pfd., 2.22% (30 yr. U.S. Treasury Yield Curve Rate + 0.84%)(d)(e)	72,184	1,694,880
		3,798,717
Insurance-2.13%
Allstate Corp. (The), Pfd., 7.58% (3 mo. Term SOFR + 3.43%)(d)(e)	173,302	4,479,857
American National Group, Inc., Series B, Pfd., 9.98%(b)	104,001	2,611,465
Argo Group International Holdings, Inc., Pfd., 7.00%(b)	51,951	1,319,036
Athene Holding Ltd.
Series A, Pfd., 6.35%(b)	298,966	7,435,284
Pfd., 7.25%(b)	199,278	5,051,697
Series E, Pfd., 7.75%(b)	173,300	4,486,737
Enstar Group Ltd., Series D, Pfd., 7.00%(b)	141,871	3,362,343
Kemper Corp., Pfd., 5.88%(b)	51,951	1,229,680
MetLife, Inc., Series A, Pfd., 5.58% (3 mo. Term SOFR + 1.26%)(d)(e)	207,903	4,956,408
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(e)	138,602	3,423,469
Pfd., 7.13%(b)(e)	242,603	6,200,933
SiriusPoint Ltd., Series B, Pfd., 8.00% (Sweden)(b)	69,301	1,750,543
		46,307,452
Mortgage REITs-2.98%
ACRES Commercial Realty Corp., Series C, Pfd., 10.08% (3 mo. Term SOFR + 5.93%)(d)(e)	41,600	1,046,240
Adamas Trust, Inc.
Series F, Pfd., 6.88%(b)(e)	50,129	1,097,324
Series D, Pfd., 8.00%(b)	53,283	1,151,978
Series E, Pfd., 11.28% (3 mo. USD LIBOR + 6.43%)(d)	64,351	1,594,618
	Shares	Value
Mortgage REITs-(continued)
AGNC Investment Corp.
Series G, Pfd., 7.75%(b)(e)	52,012	$1,301,340
Series D, Pfd., 8.91% (3 mo. Term SOFR + 4.59%)(d)	81,647	2,048,523
Series F, Pfd., 9.28% (3 mo. Term SOFR + 4.96%)(d)	199,278	5,013,835
Series C, Pfd., 9.53% (3 mo. Term SOFR + 5.37%)(d)(e)	112,627	2,874,241
Series E, Pfd., 9.57% (3 mo. Term SOFR + 5.25%)(d)	139,573	3,547,946
Annaly Capital Management, Inc.
Series G, Pfd., 8.59% (3 mo. Term SOFR + 4.43%)(d)(e)	147,327	3,740,633
Series I, Pfd., 9.40% (3 mo. Term SOFR + 5.25%)(d)(e)	153,364	3,938,388
Series F, Pfd., 9.41% (3 mo. Term SOFR + 5.25%)(d)(e)	249,503	6,429,692
Arbor Realty Trust, Inc., Series F, Pfd., 6.25%(b)(e)	98,224	2,180,573
Chimera Investment Corp.
Series C, Pfd., 7.75%(b)	90,101	2,094,848
Series D, Pfd., 9.90% (3 mo. Term SOFR + 5.60%)(d)(e)	69,301	1,712,428
Series B, Pfd., 10.35% (3 mo. Term SOFR + 6.05%)(d)(e)	112,627	2,787,518
Dynex Capital, Inc., Series C, Pfd., 10.04% (3 mo. Term SOFR + 5.72%)(d)	38,668	996,474
Ellington Financial, Inc.
Series B, Pfd., 6.25%(b)(e)	41,777	974,240
Pfd., 10.05% (3 mo. USD LIBOR + 5.20%)(d)	39,875	1,010,831
Granite Point Mortgage Trust, Inc., Series A, Pfd., 7.00%(b)	71,280	1,438,430
MFA Financial, Inc., Series C, Pfd., 9.90% (3 mo. Term SOFR + 5.61%)(d)	95,276	2,325,687
Rithm Capital Corp.
Series D, Pfd., 7.00%(b)	161,127	3,933,110
Series C, Pfd., 9.38% (3 mo. Term SOFR + 5.23%)(d)	137,768	3,412,513
Series B, Pfd., 10.06% (3 mo. Term SOFR + 5.90%)(d)	97,525	2,460,556
Series A, Pfd., 10.22% (3 mo. Term SOFR + 6.06%)(d)	36,512	927,405
Two Harbors Investment Corp.
Series B, Pfd., 7.63%(b)	88,024	1,977,899
Series A, Pfd., 8.13%(b)	43,759	1,015,209
Series C, Pfd., 9.43% (3 mo. Term SOFR + 5.27%)(d)	83,730	2,002,822
		65,035,301
Multi-Utilities-0.14%
Algonquin Power & Utilities Corp., Series 19-A, Pfd., 8.86% (3 mo. USD LIBOR + 4.01%), (Canada)(d)	121,252	3,093,138
Oil, Gas & Consumable Fuels-0.36%
GasLog Partners L.P., Series A, Pfd., 8.63% (Greece)(b)	44,059	1,144,653
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

196

Invesco Variable Rate Preferred ETF (VRP)—(continued)
August 31, 2025
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
NGL Energy Partners L.P., Series B, Pfd., 11.63% (3 mo. Term SOFR + 7.47%)(d)	109,053	$2,495,133
Seapeak LLC, Series B, Pfd., 8.50% (Bermuda)(b)	57,192	1,477,841
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(b)	41,134	1,094,576
Series F, Pfd., 9.50% (Greece)(b)	58,495	1,553,042
		7,765,245
Trading Companies & Distributors-0.04%
FTAI Aviation Ltd., Series C, Pfd., 8.25%(b)	36,426	919,756
Total Preferred Stocks (Cost $315,984,799)		308,879,050
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.79% (Cost $2,146,642,561)		2,153,143,967
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.66%
Invesco Private Government Fund, 4.28%(f)(g)(h)	52,399,814	$52,399,814
Invesco Private Prime Fund, 4.46%(f)(g)(h)	136,280,996	136,321,880
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $188,710,196)		188,721,694
TOTAL INVESTMENTS IN SECURITIES-107.45% (Cost $2,335,352,757)		2,341,865,661
OTHER ASSETS LESS LIABILITIES-(7.45)%		(162,374,354)
NET ASSETS-100.00%		$2,179,491,307

Investment Abbreviations:
Conv.	-Convertible
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(e)	All or a portion of this security was out on loan at August 31, 2025.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$21,712,174	$369,920,562	$(391,632,736)	$-	$-	$-	$822,824
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

197

Invesco Variable Rate Preferred ETF (VRP)—(continued)
August 31, 2025
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$47,189,112	$275,854,480	$(270,643,778)	$-	$-	$52,399,814	$2,295,006 *
Invesco Private Prime Fund	123,269,954	464,597,028	(451,533,075)	3,890	(15,917)	136,321,880	6,171,949 *
Total	$192,171,240	$1,110,372,070	$(1,113,809,589)	$3,890	$(15,917)	$188,721,694	$9,289,779

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:
Canada	10.03%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

198

199

Statements of Assets and Liabilities
August 31, 2025

	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Equal Weight 0-30 Treasury ETF (GOVI)	Invesco Floating Rate Municipal Income ETF (PVI)	Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
Assets:
Unaffiliated investments in securities, at value(a)	$956,782,107	$827,176,028	$958,660,222	$29,860,000	$340,852,500
Affiliated investments in securities, at value	-	35,208,829	19,463,235	-	120,806,353
Cash	8,263,184	1,104	-	18,299	162,026
Due from broker	500	-	-	-	-
Deposits with brokers:
Cash segregated as collateral	3,281,293	-	-	-	-
Receivable for:
Dividends and interest	11,344,332	1,482,168	1,760,504	68,815	5,471,476
Securities lending	-	89,394	-	-	21,315
Investments sold	-	-	-	1,100,568	6,691,485
Fund shares sold	19,283,638	-	-	-	-
Foreign tax reclaims	-	-	-	-	-
Total assets	998,955,054	863,957,523	979,883,961	31,047,682	474,005,155
Liabilities:
Due to custodian	-	-	-	-	-
Payable for:
Investments purchased	19,143,326	-	19,259,155	-	6,705,058
Collateral upon return of securities loaned	-	24,012,163	-	-	115,190,988
Collateral upon receipt of securities in-kind	3,281,293	-	-	-	-
Accrued unitary management fees	205,709	345,248	120,819	6,504	148,628
Accrued tax expenses	-	-	-	-	140
Total liabilities	22,630,328	24,357,411	19,379,974	6,504	122,044,814
Net Assets	$976,324,726	$839,600,112	$960,503,987	$31,041,178	$351,960,341
Net assets consist of:
Shares of beneficial interest	$1,029,408,905	$876,258,194	$1,092,699,458	$31,038,333	$423,302,583
Distributable earnings (loss)	(53,084,179)	(36,658,082)	(132,195,471)	2,845	(71,342,242)
Net Assets	$976,324,726	$839,600,112	$960,503,987	$31,041,178	$351,960,341
Shares outstanding (unlimited amount authorized, $0.01 par value)	42,300,000	42,080,000	35,170,000	1,250,000	19,000,000
Net asset value	$23.08	$19.95	$27.31	$24.83	$18.52
Market price	$23.12	$19.97	$27.31	$24.86	$18.51
Unaffiliated investments in securities, at cost	$1,007,068,786	$754,845,490	$1,066,716,797	$29,860,000	$336,525,373
Affiliated investments in securities, at cost	$-	$35,341,512	$19,463,235	$-	$120,802,257
(a)Includes securities on loan with an aggregate value of:	$-	$23,226,389	$-	$-	$110,157,410
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

200

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)	Invesco Preferred ETF (PGX)	Invesco Short Term Treasury ETF (TBLL)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco Variable Rate Preferred ETF (VRP)

$86,233,952	$2,956,356,630	$127,739,221	$3,843,487,576	$2,224,710,033	$869,386,459	$2,153,143,967
11,154,872	-	-	65,843,209	36,660	24,217,341	188,721,694
360	23,462,889	2,441,758	31,231	1,257,791	-	-
-	-	-	-	-	-	-

-	-	-	-	-	-	-

939,889	35,530,761	1,712,572	23,546,247	7,260,221	11,551,767	27,575,085
956	-	-	181,890	-	-	78,519
1,669,065	-	-	8,886,170	488,138,724	-	33,133,079
-	-	-	-	15,833,300	-	-
-	-	-	3,367	-	-	-
99,999,094	3,015,350,280	131,893,551	3,941,979,690	2,737,236,729	905,155,567	2,402,652,344

-	-	-	-	-	-	2,051,770

2,472,280	3,785,332	-	22,689,506	543,734,394	-	31,481,310
10,449,008	-	-	63,817,499	-	-	188,710,196
-	-	-	-	-	-	-
16,195	699,891	31,342	1,629,137	147,555	215,335	917,761
-	-	-	-	-	-	-
12,937,483	4,485,223	31,342	88,136,142	543,881,949	215,335	223,161,037
$87,061,611	$3,010,865,057	$131,862,209	$3,853,843,548	$2,193,354,780	$904,940,232	$2,179,491,307

$87,390,029	$3,279,467,853	$147,513,039	$5,315,446,749	$2,192,273,622	$1,036,230,277	$2,288,979,443
(328,418)	(268,602,796)	(15,650,830)	(1,461,603,201)	1,081,158	(131,290,045)	(109,488,136)
$87,061,611	$3,010,865,057	$131,862,209	$3,853,843,548	$2,193,354,780	$904,940,232	$2,179,491,307
3,600,000	135,300,000	6,150,000	337,250,000	20,770,001	33,800,000	88,900,000
$24.18	$22.25	$21.44	$11.43	$105.60	$26.77	$24.52
$24.17	$22.20	$21.42	$11.44	$105.61	$26.76	$24.54
$85,395,944	$3,190,056,645	$139,865,428	$4,637,671,234	$2,223,683,783	$976,783,540	$2,146,642,561
$11,154,410	$-	$-	$65,839,895	$36,660	$24,217,341	$188,710,196
$10,085,766	$-	$-	$61,745,617	$-	$-	$183,018,400

201

Statements of Operations
For the year ended August 31, 2025

	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Equal Weight 0-30 Treasury ETF (GOVI)	Invesco Floating Rate Municipal Income ETF (PVI)	Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
Investment income:
Unaffiliated interest income	$26,474,231	$-	$37,733,822	$794,851	$22,817,118
Unaffiliated dividend income	-	44,299,204	-	-	-
Affiliated dividend income	-	687,785	146,633	-	86,086
Securities lending income, net	-	1,815,047	43,667	-	444,716
Foreign withholding tax	-	-	-	-	-
Total investment income	26,474,231	46,802,036	37,924,122	794,851	23,347,920
Expenses:
Unitary management fees	2,001,186	4,033,048	1,477,913	76,424	1,925,817
Tax expenses	-	-	-	-	1,499
Total expenses	2,001,186	4,033,048	1,477,913	76,424	1,927,316
Less: Waivers	-	(400,619)	(3,163)	-	(1,860)
Net expenses	2,001,186	3,632,429	1,474,750	76,424	1,925,456
Net investment income	24,473,045	43,169,607	36,449,372	718,427	21,422,464
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(846,950)	8,670,799	(13,208,524)	-	(1,156,774)
Affiliated investment securities	-	(63,817)	(6,390)	-	(13,428)
Unaffiliated in-kind redemptions	(3,805,782)	8,085,962	(9,655,353)	-	2,342,414
Affiliated in-kind redemptions	-	32,982	-	-	-
Net realized gain (loss)	(4,652,732)	16,725,926	(22,870,267)	-	1,172,212
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(48,076,897)	34,219,038	(34,747,461)	-	417,825
Affiliated investment securities	-	(843,963)	-	-	1,578
Change in net unrealized appreciation (depreciation)	(48,076,897)	33,375,075	(34,747,461)	-	419,403
Net realized and unrealized gain (loss)	(52,729,629)	50,101,001	(57,617,728)	-	1,591,615
Net increase (decrease) in net assets resulting from operations	$(28,256,584)	$93,270,608	$(21,168,356)	$718,427	$23,014,079
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

202

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)	Invesco Preferred ETF (PGX)	Invesco Short Term Treasury ETF (TBLL)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco Variable Rate Preferred ETF (VRP)

$3,302,294	$109,893,111	$4,768,937	$-	$91,771,673	$42,219,377	$90,701,920
-	-	-	262,942,946	-	-	21,783,784
9,555	-	-	390,775	5,304	679,893	822,824
11,172	-	-	3,464,201	-	-	2,191,818
-	-	-	(433,926)	-	-	-
3,323,021	109,893,111	4,768,937	266,363,996	91,776,977	42,899,270	115,500,346

162,853	8,325,776	373,164	21,002,484	1,665,698	2,833,100	9,804,883
-	-	-	375	-	-	1,500
162,853	8,325,776	373,164	21,002,859	1,665,698	2,833,100	9,806,383
(207)	-	-	(8,298)	(117)	(14,798)	(17,360)
162,646	8,325,776	373,164	20,994,561	1,665,581	2,818,302	9,789,023
3,160,375	101,567,335	4,395,773	245,369,435	90,111,396	40,080,968	105,711,323

(180,354)	(18,067,101)	(2,920,334)	(49,307,842)	894,518	(6,016,262)	(3,884,446)
(564)	-	-	(5,868)	-	-	(15,917)
237,852	(54,227,515)	(74,052)	(76,562,975)	-	(31,535,201)	607,378
-	-	-	-	-	-	-
56,934	(72,294,616)	(2,994,386)	(125,876,685)	894,518	(37,551,463)	(3,292,985)

1,164,090	(145,650,349)	(7,008,739)	(90,331,127)	(839,350)	14,088,191	40,247,861
386	-	-	(1,063)	-	-	3,890
1,164,476	(145,650,349)	(7,008,739)	(90,332,190)	(839,350)	14,088,191	40,251,751
1,221,410	(217,944,965)	(10,003,125)	(216,208,875)	55,168	(23,463,272)	36,958,766
$4,381,785	$(116,377,630)	$(5,607,352)	$29,160,560	$90,166,564	$16,617,696	$142,670,089

203

Statements of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco California AMT-Free Municipal Bond ETF (PWZ)		Invesco CEF Income Composite ETF (PCEF)
	2025	2024	2025	2024
Operations:
Net investment income	$24,473,045	$25,750,276	$43,169,607	$40,868,955
Net realized gain (loss)	(4,652,732)	(11,800,737)	16,725,926	(21,501,704)
Change in net unrealized appreciation (depreciation)	(48,076,897)	38,997,597	33,375,075	105,405,606
Net increase (decrease) in net assets resulting from operations	(28,256,584)	52,947,136	93,270,608	124,772,857
Distributions to Shareholders from:
Distributable earnings	(24,320,519)	(25,554,449)	(48,609,333)	(42,849,699)
Return of capital	-	-	(18,539,878)	(23,474,004)
Total distributions to shareholders	(24,320,519)	(25,554,449)	(67,149,211)	(66,323,703)
Shareholder Transactions:
Proceeds from shares sold	432,621,414	383,615,750	65,594,065	117,552,245
Value of shares repurchased	(45,016,952)	(429,859,188)	(50,736,490)	(38,578,444)
Transaction fees	-	9,049	-	-
Net increase (decrease) in net assets resulting from share transactions	387,604,462	(46,234,389)	14,857,575	78,973,801
Net increase (decrease) in net assets	335,027,359	(18,841,702)	40,978,972	137,422,955
Net assets:
Beginning of year	641,297,367	660,139,069	798,621,140	661,198,185
End of year	$976,324,726	$641,297,367	$839,600,112	$798,621,140
Changes in Shares Outstanding:
Shares sold	18,450,000	16,100,000	3,440,000	6,500,000
Shares repurchased	(1,950,000)	(17,600,000)	(2,690,000)	(2,130,000)
Shares outstanding, beginning of year	25,800,000	27,300,000	41,330,000	36,960,000
Shares outstanding, end of year	42,300,000	25,800,000	42,080,000	41,330,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

204

Invesco Equal Weight 0-30 Treasury ETF (GOVI)		Invesco Floating Rate Municipal Income ETF (PVI)		Invesco Fundamental High Yield® Corporate Bond (PHB)		Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
2025	2024	2025	2024	2025	2024	2025	2024

$36,449,372	$23,993,042	$718,427	$1,118,560	$21,422,464	$31,501,846	$3,160,375	$1,921,726
(22,870,267)	(13,787,609)	-	-	1,172,212	(11,364,418)	56,934	(619,829)
(34,747,461)	29,670,039	-	-	419,403	44,592,038	1,164,476	2,420,246
(21,168,356)	39,875,472	718,427	1,118,560	23,014,079	64,729,466	4,381,785	3,722,143

(36,509,420)	(24,669,103)	(715,582)	(1,132,916)	(21,483,858)	(34,198,767)	(3,096,314)	(1,938,366)
-	-	-	-	-	-	-	-
(36,509,420)	(24,669,103)	(715,582)	(1,132,916)	(21,483,858)	(34,198,767)	(3,096,314)	(1,938,366)

648,777,317	420,800,792	6,206,597	12,418,845	32,437,068	174,743,827	35,517,801	30,689,392
(460,984,428)	(265,942,447)	(12,410,077)	(14,895,577)	(248,963,615)	(182,735,865)	(16,732,953)	(10,373,056)
-	-	-	-	-	-	-	-
187,792,889	154,858,345	(6,203,480)	(2,476,732)	(216,526,547)	(7,992,038)	18,784,848	20,316,336
130,115,113	170,064,714	(6,200,635)	(2,491,088)	(214,996,326)	22,538,661	20,070,319	22,100,113

830,388,874	660,324,160	37,241,813	39,732,901	566,956,667	544,418,006	66,991,292	44,891,179
$960,503,987	$830,388,874	$31,041,178	$37,241,813	$351,960,341	$566,956,667	$87,061,611	$66,991,292

23,020,000	15,200,000	250,000	500,000	1,800,000	9,800,000	1,500,000	1,300,000
(16,770,000)	(9,700,000)	(500,000)	(600,000)	(13,600,000)	(10,200,000)	(700,000)	(450,000)
28,920,000	23,420,000	1,500,000	1,600,000	30,800,000	31,200,000	2,800,000	1,950,000
35,170,000	28,920,000	1,250,000	1,500,000	19,000,000	30,800,000	3,600,000	2,800,000

205

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2025 and 2024

	Invesco National AMT-Free Municipal Bond ETF (PZA)		Invesco New York AMT-Free Municipal Bond ETF (PZT)
	2025	2024	2025	2024
Operations:
Net investment income	$101,567,335	$83,958,815	$4,395,773	$2,992,666
Net realized gain (loss)	(72,294,616)	(16,537,721)	(2,994,386)	(111,682)
Change in net unrealized appreciation (depreciation)	(145,650,349)	119,171,127	(7,008,739)	4,063,975
Net increase (decrease) in net assets resulting from operations	(116,377,630)	186,592,221	(5,607,352)	6,944,959
Distributions to Shareholders from:
Distributable earnings	(101,398,065)	(84,176,275)	(4,408,533)	(2,983,770)
Shareholder Transactions:
Proceeds from shares sold	1,136,725,318	679,552,475	14,814,600	35,388,839
Value of shares repurchased	(814,869,356)	(185,288,286)	(1,072,021)	-
Transaction fees	-	37,792	-	-
Net increase (decrease) in net assets resulting from share transactions	321,855,962	494,301,981	13,742,579	35,388,839
Net increase (decrease) in net assets	104,080,267	596,717,927	3,726,694	39,350,028
Net assets:
Beginning of year	2,906,784,790	2,310,066,863	128,135,515	88,785,487
End of year	$3,010,865,057	$2,906,784,790	$131,862,209	$128,135,515
Changes in Shares Outstanding:
Shares sold	49,100,000	29,200,000	650,000	1,550,000
Shares repurchased	(35,150,000)	(7,950,000)	(50,000)	-
Shares outstanding, beginning of year	121,350,000	100,100,000	5,550,000	4,000,000
Shares outstanding, end of year	135,300,000	121,350,000	6,150,000	5,550,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

206

Invesco Preferred ETF (PGX)		Invesco Short Term Treasury ETF (TBLL)		Invesco Taxable Municipal Bond ETF (BAB)		Invesco Variable Rate Preferred ETF (VRP)
2025	2024	2025	2024	2025	2024	2025	2024

$245,369,435	$254,286,226	$90,111,396	$81,263,539	$40,080,968	$53,360,504	$105,711,323	$87,645,137
(125,876,685)	(80,309,643)	894,518	403,470	(37,551,463)	(58,411,516)	(3,292,985)	(4,931,168)
(90,332,190)	388,244,754	(839,350)	2,849,337	14,088,191	113,782,067	40,251,751	117,333,209
29,160,560	562,221,337	90,166,564	84,516,346	16,617,696	108,731,055	142,670,089	200,047,178

(244,981,729)	(270,122,596)	(90,317,758)	(82,099,833)	(40,183,069)	(53,884,418)	(113,040,431)	(98,166,534)

748,019,719	352,702,335	1,334,097,258	974,189,169	32,807,894	35,501,530	447,125,586	325,646,372
(1,054,555,706)	(853,277,404)	(948,291,599)	(579,722,648)	(296,917,568)	(414,293,908)	(37,892,152)	(178,181,393)
-	-	-	-	-	9,666	-	-
(306,535,987)	(500,575,069)	385,805,659	394,466,521	(264,109,674)	(378,782,712)	409,233,434	147,464,979
(522,357,156)	(208,476,328)	385,654,465	396,883,034	(287,675,047)	(323,936,075)	438,863,092	249,345,623

4,376,200,704	4,584,677,032	1,807,700,315	1,410,817,281	1,192,615,279	1,516,551,354	1,740,628,215	1,491,282,592
$3,853,843,548	$4,376,200,704	$2,193,354,780	$1,807,700,315	$904,940,232	$1,192,615,279	$2,179,491,307	$1,740,628,215

64,400,000	31,100,000	12,630,000	9,230,000	1,200,000	1,350,000	18,400,000	13,800,000
(92,400,000)	(74,700,000)	(8,980,000)	(5,490,000)	(11,100,000)	(15,700,000)	(1,600,000)	(7,700,000)
365,250,000	408,850,000	17,120,001	13,380,001	43,700,000	58,050,000	72,100,000	66,000,000
337,250,000	365,250,000	20,770,001	17,120,001	33,800,000	43,700,000	88,900,000	72,100,000

207

Financial Highlights
Invesco California AMT-Free Municipal Bond ETF (PWZ)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$24.86	$24.18	$24.32	$28.03	$27.64
Net investment income(a)	0.82	0.78	0.67	0.59	0.64
Net realized and unrealized gain (loss) on investments	(1.78)	0.68	(0.14)	(3.72)	0.40
Total from investment operations	(0.96)	1.46	0.53	(3.13)	1.04
Distributions to shareholders from:
Net investment income	(0.82)	(0.78)	(0.69)	(0.59)	(0.65)
Transaction fees(a)	-	0.00 (b)	0.02	0.01	-
Net asset value at end of year	$23.08	$24.86	$24.18	$24.32	$28.03
Market price at end of year(c)	$23.12	$24.84	$24.24	$24.23	$28.05
Net Asset Value Total Return(d)	(3.95)%	6.14%	2.27%	(11.28)%	3.80%
Market Price Total Return(d)	(3.71)%	5.79%	2.91%	(11.66)%	4.10%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$976,325	$641,297	$660,139	$566,657	$520,028
Ratio to average net assets of:
Expenses	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.42%	3.20%	2.78%	2.25%	2.31%
Portfolio turnover rate(e)	5%	4%	5%	3%	7%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

208

Financial Highlights—(continued)
Invesco CEF Income Composite ETF (PCEF)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$19.32	$17.89	$19.64	$24.61	$20.92
Net investment income(a)(b)	1.03	1.03	1.21	1.11	0.98
Net realized and unrealized gain (loss) on investments	1.20	2.07	(1.17)	(4.48)	4.33
Total from investment operations	2.23	3.10	0.04	(3.37)	5.31
Distributions to shareholders from:
Net investment income	(1.16)	(1.08)	(1.60)	(1.60)	(1.62)
Return of capital	(0.44)	(0.59)	(0.19)	-	-
Total distributions	(1.60)	(1.67)	(1.79)	(1.60)	(1.62)
Net asset value at end of year	$19.95	$19.32	$17.89	$19.64	$24.61
Market price at end of year(c)	$19.97	$19.30	$17.91	$19.63	$24.64
Net Asset Value Total Return(d)	12.23%	18.43%	0.49%	(14.04)%	26.36%
Market Price Total Return(d)	12.46%	18.17%	0.65%	(14.18)%	26.58%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$839,600	$798,621	$661,198	$727,859	$955,554
Ratio to average net assets of:
Expenses, after Waivers(e)	0.45%	0.50%	0.50%	0.50%	0.50%
Expenses, prior to Waivers	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income(b)	5.35%	5.69%	6.62%	5.03%	4.30%
Portfolio turnover rate(f)	22%	24%	30%	21%	25%

(a)	Based on average shares outstanding.
(b)
Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

209

Financial Highlights—(continued)
Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$28.71	$28.19	$30.75	$37.04	$39.21
Net investment income(a)	1.02	0.93	0.75	0.53	0.41
Net realized and unrealized gain (loss) on investments	(1.40)	0.56	(2.60)	(6.31)	(2.21)
Total from investment operations	(0.38)	1.49	(1.85)	(5.78)	(1.80)
Distributions to shareholders from:
Net investment income	(1.02)	(0.97)	(0.71)	(0.51)	(0.37)
Net asset value at end of year	$27.31	$28.71	$28.19	$30.75	$37.04
Market price at end of year(b)	$27.31	$28.72	$28.22	$30.65	$37.04
Net Asset Value Total Return(c)	(1.27)%	5.46%	(6.07)%	(15.71)%	(4.60)%
Market Price Total Return(c)	(1.30)%	5.38%	(5.66)%	(15.99)%	(4.43)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$960,504	$830,389	$660,324	$524,987	$414,835
Ratio to average net assets of:
Expenses	0.15%	0.15%	0.23%	0.25%	0.25%
Net investment income	3.70%	3.37%	2.56%	1.57%	1.12%
Portfolio turnover rate(d)	14%	19%	19%	5%	3%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended August 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco Floating Rate Municipal Income ETF (PVI)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$24.83	$24.83	$24.89	$24.88	$24.93
Net investment income (loss)(a)	0.58	0.72	0.59	0.05	(0.05)
Net realized and unrealized gain (loss) on investments	-	-	0.01	(0.01)(b)	0.00 (c)
Total from investment operations	0.58	0.72	0.60	0.04	(0.05)
Distributions to shareholders from:
Net investment income	(0.58)	(0.72)	(0.66)	(0.03)	(0.00)(c)
Net asset value at end of year	$24.83	$24.83	$24.83	$24.89	$24.88
Market price at end of year(d)	$24.86	$24.83	$24.86	$24.89	$24.88
Net Asset Value Total Return(e)	2.35%	2.94%	2.45%	0.17%	(0.20)%
Market Price Total Return(e)	2.48%	2.82%	2.57%	0.17%	(0.20)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$31,041	$37,242	$39,733	$63,469	$48,518
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.35%	2.89%	2.38%	0.22%	(0.19)%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

210

Financial Highlights—(continued)
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$18.41	$17.45	$17.15	$19.59	$18.90
Net investment income(a)	1.02	0.92	0.76	0.61	0.68
Net realized and unrealized gain (loss) on investments	0.12	1.05	0.26	(2.45)	0.71
Total from investment operations	1.14	1.97	1.02	(1.84)	1.39
Distributions to shareholders from:
Net investment income	(1.03)	(1.01)	(0.72)	(0.60)	(0.70)
Net asset value at end of year	$18.52	$18.41	$17.45	$17.15	$19.59
Market price at end of year(b)	$18.51	$18.42	$17.46	$17.07	$19.61
Net Asset Value Total Return(c)	6.44%	11.63%	6.09%	(9.55)%	7.49%
Market Price Total Return(c)	6.32%	11.61%	6.64%	(10.06)%	7.66%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$351,960	$566,957	$544,418	$742,480	$834,635
Ratio to average net assets of:
Expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.56%	5.17%	4.40%	3.29%	3.55%
Portfolio turnover rate(d)	47%	75%	31%	44%	32%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$23.93	$23.02	$23.50	$27.03	$27.40
Net investment income(a)	1.02	0.93	0.78	0.57	0.60
Net realized and unrealized gain (loss) on investments	0.22	0.91	(0.51)	(3.25)	(0.26)
Total from investment operations	1.24	1.84	0.27	(2.68)	0.34
Distributions to shareholders from:
Net investment income	(0.99)	(0.93)	(0.75)	(0.56)	(0.61)
Net realized gains	-	-	-	(0.29)	(0.10)
Total distributions	(0.99)	(0.93)	(0.75)	(0.85)	(0.71)
Net asset value at end of year	$24.18	$23.93	$23.02	$23.50	$27.03
Market price at end of year(b)	$24.17	$23.99	$23.01	$23.43	$27.04
Net Asset Value Total Return(c)	5.34%	8.20%	1.20%	(10.10)%	1.25%
Market Price Total Return(c)	5.02%	8.52%	1.46%	(10.39)%	1.34%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$87,062	$66,991	$44,891	$29,369	$52,706
Ratio to average net assets of:
Expenses	0.22%	0.22%	0.22%	0.22%	0.22%
Net investment income	4.27%	3.99%	3.38%	2.23%	2.21%
Portfolio turnover rate(d)	29%	23%	20%	30%	34%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

211

Financial Highlights—(continued)
Invesco National AMT-Free Municipal Bond ETF (PZA)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$23.95	$23.08	$23.30	$27.19	$26.74
Net investment income(a)	0.79	0.75	0.67	0.62	0.63
Net realized and unrealized gain (loss) on investments	(1.70)	0.86	(0.22)	(3.90)	0.46
Total from investment operations	(0.91)	1.61	0.45	(3.28)	1.09
Distributions to shareholders from:
Net investment income	(0.79)	(0.74)	(0.68)	(0.61)	(0.64)
Transaction fees(a)	-	0.00 (b)	0.01	0.00 (b)	0.00 (b)
Net asset value at end of year	$22.25	$23.95	$23.08	$23.30	$27.19
Market price at end of year(c)	$22.20	$23.85	$23.06	$23.26	$27.21
Net Asset Value Total Return(d)	(3.87)%	7.11%	2.00%	(12.21)%	4.11%
Market Price Total Return(d)	(3.68)%	6.75%	2.08%	(12.42)%	4.23%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$3,010,865	$2,906,785	$2,310,067	$1,983,926	$2,470,368
Ratio to average net assets of:
Expenses	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.42%	3.17%	2.89%	2.42%	2.32%
Portfolio turnover rate(e)	6%	4%	3%	4%	10%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

212

Financial Highlights—(continued)
Invesco New York AMT-Free Municipal Bond ETF (PZT)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$23.09	$22.20	$22.36	$26.31	$25.67
Net investment income(a)	0.74	0.67	0.62	0.58	0.61
Net realized and unrealized gain (loss) on investments	(1.65)	0.89	(0.14)	(3.83)	0.66
Total from investment operations	(0.91)	1.56	0.48	(3.25)	1.27
Distributions to shareholders from:
Net investment income	(0.74)	(0.67)	(0.64)	(0.58)	(0.63)
Net realized gains	-	-	-	(0.12)	-
Total distributions	(0.74)	(0.67)	(0.64)	(0.70)	(0.63)
Net asset value at end of year	$21.44	$23.09	$22.20	$22.36	$26.31
Market price at end of year(b)	$21.42	$23.10	$22.14	$22.36	$26.29
Net Asset Value Total Return(c)	(4.02)%	7.14%	2.15%	(12.55)%	5.00%
Market Price Total Return(c)	(4.15)%	7.48%	1.88%	(12.49)%	4.66%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$131,862	$128,136	$88,785	$115,139	$121,015
Ratio to average net assets of:
Expenses	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.30%	2.98%	2.78%	2.37%	2.35%
Portfolio turnover rate(d)	20%	6%	10%	6%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

213

Financial Highlights—(continued)
Invesco Preferred ETF (PGX)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$11.98	$11.21	$12.37	$15.11	$14.86
Net investment income(a)	0.68	0.66	0.70	0.69	0.73
Net realized and unrealized gain (loss) on investments	(0.55)	0.81	(1.13)	(2.74)	0.26
Total from investment operations	0.13	1.47	(0.43)	(2.05)	0.99
Distributions to shareholders from:
Net investment income	(0.68)	(0.70)	(0.73)	(0.69)	(0.74)
Net asset value at end of year	$11.43	$11.98	$11.21	$12.37	$15.11
Market price at end of year(b)	$11.44	$11.99	$11.20	$12.37	$15.12
Net Asset Value Total Return(c)	1.15%	13.65%	(3.48)%	(13.85)%	6.81%
Market Price Total Return(c)	1.16%	13.85%	(3.56)%	(13.91)%	6.52%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$3,853,844	$4,376,201	$4,584,677	$5,427,617	$7,459,245
Ratio to average net assets of:
Expenses	0.50%	0.50%	0.50%	0.50%(d)	0.50%(d)
Net investment income	5.84%	5.79%	5.98%	5.01%(d)	4.89%(d)
Portfolio turnover rate(e)	8%	7%	15%	11%	25%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Short Term Treasury ETF (TBLL)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$105.59	$105.44	$105.48	$105.67	$105.77
Net investment income(a)	4.57	5.39	4.29	0.50	0.09
Net realized and unrealized gain (loss) on investments	0.03	0.21	(0.18)	(0.33)	(0.06)
Total from investment operations	4.60	5.60	4.11	0.17	0.03
Distributions to shareholders from:
Net investment income	(4.59)	(5.45)	(4.15)	(0.34)	(0.09)
Net realized gains	-	-	-	(0.02)	(0.04)
Total distributions	(4.59)	(5.45)	(4.15)	(0.36)	(0.13)
Net asset value at end of year	$105.60	$105.59	$105.44	$105.48	$105.67
Market price at end of year(b)	$105.61	$105.61	$105.51	$105.51	$105.68
Net Asset Value Total Return(c)	4.44%	5.46%	3.98%	0.15%	0.03%
Market Price Total Return(c)	4.43%	5.42%	4.03%	0.18%	0.04%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,193,355	$1,807,700	$1,410,817	$824,862	$667,805
Ratio to average net assets of:
Expenses	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income	4.33%	5.11%	4.08%	0.48%	0.09%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

214

Financial Highlights—(continued)
Invesco Taxable Municipal Bond ETF (BAB)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$27.29	$26.12	$27.27	$33.55	$33.40
Net investment income(a)	1.06	1.01	0.95	0.85	0.85
Net realized and unrealized gain (loss) on investments	(0.51)	1.18	(1.15)	(6.28)	0.16
Total from investment operations	0.55	2.19	(0.20)	(5.43)	1.01
Distributions to shareholders from:
Net investment income	(1.07)	(1.02)	(0.95)	(0.86)	(0.86)
Transaction fees(a)	-	0.00 (b)	0.00 (b)	0.01	-
Net asset value at end of year	$26.77	$27.29	$26.12	$27.27	$33.55
Market price at end of year(c)	$26.76	$27.33	$26.12	$27.24	$33.46
Net Asset Value Total Return(d)	2.11%	8.64%	(0.70)%	(16.38)%	3.08%
Market Price Total Return(d)	1.94%	8.80%	(0.59)%	(16.23)%	2.78%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$904,940	$1,192,615	$1,516,551	$1,836,666	$2,365,476
Ratio to average net assets of:
Expenses	0.28%	0.28%	0.28%	0.28%	0.28%(e)
Net investment income	3.96%	3.85%	3.61%	2.78%	2.58%(e)
Portfolio turnover rate(f)	6%	4%	4%	3%	5%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco Variable Rate Preferred ETF (VRP)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$24.14	$22.60	$22.90	$26.30	$24.96
Net investment income(a)	1.31	1.30	1.20	1.03	1.07
Net realized and unrealized gain (loss) on investments	0.47	1.71	(0.18)	(3.26)	1.38
Total from investment operations	1.78	3.01	1.02	(2.23)	2.45
Distributions to shareholders from:
Net investment income	(1.40)	(1.47)	(1.32)	(1.17)	(1.11)
Net asset value at end of year	$24.52	$24.14	$22.60	$22.90	$26.30
Market price at end of year(b)	$24.54	$24.20	$22.59	$22.86	$26.38
Net Asset Value Total Return(c)	7.62%	13.79%	4.68%	(8.63)%	10.00%
Market Price Total Return(c)	7.42%	14.11%	4.83%	(9.06)%	10.11%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,179,491	$1,740,628	$1,491,283	$1,891,209	$1,930,424
Ratio to average net assets of:
Expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.39%	5.58%	5.32%	4.21%	4.14%
Portfolio turnover rate(d)	20%	16%	14%	9%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2025
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco California AMT-Free Municipal Bond ETF (PWZ)	"California AMT-Free Municipal Bond ETF"
Invesco CEF Income Composite ETF (PCEF)	"CEF Income Composite ETF"
Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)	"Equal Weight 0-30 Year Treasury ETF"
Invesco Floating Rate Municipal Income ETF (PVI)	"Floating Rate Municipal Income ETF"
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)	"Fundamental High Yield® Corporate Bond ETF"
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	"Fundamental Investment Grade Corporate Bond ETF"
Invesco National AMT-Free Municipal Bond ETF (PZA)	"National AMT-Free Municipal Bond ETF"
Invesco New York AMT-Free Municipal Bond ETF (PZT)	"New York AMT-Free Municipal Bond ETF"
Invesco Preferred ETF (PGX)	"Preferred ETF"
Invesco Short Term Treasury ETF (TBLL)	"Short Term Treasury ETF"
Invesco Taxable Municipal Bond ETF (BAB)	"Taxable Municipal Bond ETF"
Invesco Variable Rate Preferred ETF (VRP)	"Variable Rate Preferred ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of Equal Weight 0-30 Year Treasury ETF, which are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units of each Fund (except for Floating Rate Municipal Income ETF and Short Term Treasury ETF) are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each of these Funds reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Creation Units of Floating Rate Municipal Income ETF are issued and redeemed principally in exchange for the deposit or delivery of cash, though the Fund reserves the right to issue and redeem Creation Units in exchange for Deposit Securities. Creation Units of Short Term Treasury ETF are issued principally in exchange for Deposit Securities and redeemed principally in exchange for cash, though the Fund also reserves the right to issue Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
To provide enhanced daily liquidity, Short Term Treasury ETF determines its NAV twice each day, at 12:00 p.m. ET and at the regularly scheduled close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. ET). The Fund provides same-day settlement for creation/redemption trades in the primary market for any trades placed before the initial daily NAV strike.
CEF Income Composite ETF is a “fund of funds,” in that it invests in other funds (“Underlying Funds”). Each Underlying Fund’s accounting policies are outlined in that Underlying Fund’s financial statements and are publicly available.

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The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
California AMT-Free Municipal Bond ETF	ICE BofA California Long-Term Core Plus Municipal Securities Index
CEF Income Composite ETF	S-Network Composite Closed-End Fund IndexSM
Equal Weight 0-30 Year Treasury ETF	ICE 1-30 Year Laddered Maturity US Treasury Index
Floating Rate Municipal Income ETF	ICE US Municipal AMT-Free VRDO Constrained Index
Fundamental High Yield® Corporate Bond ETF	RAFI® Bonds U.S. High Yield 1-10 Index
Fundamental Investment Grade Corporate Bond ETF	RAFI® Bonds U.S. Investment Grade 1-10 Index
National AMT-Free Municipal Bond ETF	ICE BofA National Long-Term Core Plus Municipal Securities Index
New York AMT-Free Municipal Bond ETF	ICE BofA New York Long-Term Core Plus Municipal Securities Index
Preferred ETF	ICE BofA Core Plus Fixed Rate Preferred Securities Index
Short Term Treasury ETF	ICE U.S. Treasury Short Bond Index
Taxable Municipal Bond ETF	ICE BofA US Taxable Municipal Securities Plus Index
Variable Rate Preferred ETF	ICE Variable Rate Preferred & Hybrid Securities Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting

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the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations

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and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including payments to Invesco Advisers, Inc. (the “Sub-Adviser”) for Short Term Treasury ETF and, for each Fund, the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such

220

trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2025, CEF Income Composite ETF, Preferred ETF and Variable Rate Preferred ETF had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by those Funds as listed below:
Amount
CEF Income Composite ETF	$190,177
Preferred ETF	306,261
Variable Rate Preferred ETF	132,973

K.
Other Risks
ADR Risk. Certain Funds may invest in American depositary receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the

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underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales and/or incur brokerage fees that might not have been incurred if the Fund had made a redemption in-kind, which may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs. Also, to the extent any transaction costs are not offset by transaction fees imposed on APs, such costs may decrease a Fund’s NAV.
Changing Fixed-Income Market Conditions Risk. Fluctuations in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact a Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by APs, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

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Fund of Funds Risk. Because CEF Income Composite ETF invests primarily in other funds, its investment performance largely depends on the investment performance of the Underlying Funds. An investment in the Fund is subject to the risks associated with the Underlying Funds. In addition, at times, certain of the segments of the market represented by Underlying Funds in which the Fund invests may be out of favor and underperform other segments. The Fund will pay indirectly a proportional share of the expenses of the Underlying Funds in which it invests (including operating expenses and management fees), in addition to the fees and expenses it already will pay to the Adviser.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Mortgage-Backed and Asset-Backed Securities Risk. For certain Funds, investments in mortgage- and asset-backed securities are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.
Municipal Insurance Risk. A portion of the municipal securities that certain Funds hold may be covered by insurance that guarantees the bond’s scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in a Fund’s Share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.
Municipal Securities Risk. Certain Funds invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have

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a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The secondary market for municipal securities also tends to be less well-developed and less liquid than many other securities markets, which may limit a Fund’s ability to sell its municipal obligations at attractive prices, especially on short notice. There may be less publicly available information about the financial condition of municipal security issuers than for issuers of other types of securities. As a result, municipal securities may be more difficult to value accurately. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because California AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF and Variable Rate Preferred ETF are non-diversified and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Not a Money Market Fund. Short Term Treasury ETF is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund’s investments may be more susceptible than a money market fund’s investments to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund’s investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, and it is possible for the Fund to lose money. The Fund does not seek to maintain a stable NAV of $1.00 per share.
Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.
Risks of Investing in Closed-End Funds. For CEF Income Composite ETF, the shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund’s portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Tax Risk. There is no guarantee that the income from certain Funds will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after a Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by a Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

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U.S. Government Obligations Risk. Certain Funds may invest in U.S. Government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. Government to pay its obligation. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services, and for Short Term Treasury ETF, the oversight of the Sub-Adviser.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
California AMT-Free Municipal Bond ETF	0.28%
CEF Income Composite ETF	0.50%
Equal Weight 0-30 Year Treasury ETF	0.15%
Floating Rate Municipal Income ETF	0.25%
Fundamental High Yield® Corporate Bond ETF	0.50%
Fundamental Investment Grade Corporate Bond ETF	0.22%
National AMT-Free Municipal Bond ETF	0.28%
New York AMT-Free Municipal Bond ETF	0.28%
Preferred ETF	0.50%
Short Term Treasury ETF	0.08%
Taxable Municipal Bond ETF	0.28%
Variable Rate Preferred ETF	0.50%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

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For the fiscal year ended August 31, 2025, the Adviser waived fees for each Fund in the following amounts:
California AMT-Free Municipal Bond ETF	$-
CEF Income Composite ETF	400,619
Equal Weight 0-30 Year Treasury ETF	3,163
Floating Rate Municipal Income ETF	-
Fundamental High Yield® Corporate Bond ETF	1,860
Fundamental Investment Grade Corporate Bond ETF	207
National AMT-Free Municipal Bond ETF	-
New York AMT-Free Municipal Bond ETF	-
Preferred ETF	8,298
Short Term Treasury ETF	117
Taxable Municipal Bond ETF	14,798
Variable Rate Preferred ETF	17,360
For Short Term Treasury ETF, the Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
California AMT-Free Municipal Bond ETF	ICE Data Indices, LLC
CEF Income Composite ETF	S-Network Global Indexes, LLC
Equal Weight 0-30 Year Treasury ETF	Nasdaq, Inc.
Floating Rate Municipal Income ETF	ICE Data Indices, LLC
Fundamental High Yield® Corporate Bond ETF	Research Affiliates®
Fundamental Investment Grade Corporate Bond ETF	Research Affiliates®
National AMT-Free Municipal Bond ETF	ICE Data Indices, LLC
New York AMT-Free Municipal Bond ETF	ICE Data Indices, LLC
Preferred ETF	ICE Data Indices, LLC
Short Term Treasury ETF	ICE Data Indices, LLC
Taxable Municipal Bond ETF	ICE Data Indices, LLC
Variable Rate Preferred ETF	ICE Data Indices, LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2025, the following Fund incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Fund, as listed below:
CEF Income Composite ETF	$9,472
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.

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For the fiscal year ended August 31, 2025, the following Funds engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains*
California AMT-Free Municipal Bond ETF	$4,176,126	$-	$-
National AMT-Free Municipal Bond ETF	25,478,756	-	-
New York AMT-Free Municipal Bond ETF	613,382	-	-

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.
NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025, for each Fund (except for California AMT-Free Municipal Bond ETF, Floating Rate Municipal Income ETF, National AMT-Free Municipal Bond ETF and New York AMT-Free Municipal Bond ETF). As of August 31, 2025, all of the securities in California AMT-Free Municipal Bond ETF, Floating Rate Municipal Income ETF, National AMT-Free Municipal Bond ETF and New York AMT-Free Municipal Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
CEF Income Composite ETF
Investments in Securities
Closed-End Funds	$834,860,237	$-	$-	$834,860,237
Money Market Funds	3,512,369	24,012,251	-	27,524,620
Total Investments	$838,372,606	$24,012,251	$-	$862,384,857
Equal Weight 0-30 Year Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$958,660,222	$-	$958,660,222
Money Market Funds	19,463,235	-	-	19,463,235
Total Investments	$19,463,235	$958,660,222	$-	$978,123,457
Fundamental High Yield® Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$340,852,500	$-	$340,852,500
Money Market Funds	5,611,269	115,195,084	-	120,806,353
Total Investments	$5,611,269	$456,047,584	$-	$461,658,853
Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$86,233,952	$-	$86,233,952
Money Market Funds	705,402	10,449,470	-	11,154,872
Total Investments	$705,402	$96,683,422	$-	$97,388,824

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	Level 1	Level 2	Level 3	Total
Preferred ETF
Investments in Securities
Preferred Stocks	$3,843,487,576	$-	$-	$3,843,487,576
Money Market Funds	2,022,396	63,820,813	-	65,843,209
Total Investments	$3,845,509,972	$63,820,813	$-	$3,909,330,785
Short Term Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$2,224,710,033	$-	$2,224,710,033
Money Market Funds	36,660	-	-	36,660
Total Investments	$36,660	$2,224,710,033	$-	$2,224,746,693
Taxable Municipal Bond ETF
Investments in Securities
Municipal Obligations	$-	$869,386,459	$-	$869,386,459
Money Market Funds	24,217,341	-	-	24,217,341
Total Investments	$24,217,341	$869,386,459	$-	$893,603,800
Variable Rate Preferred ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,844,264,917	$-	$1,844,264,917
Preferred Stocks	308,879,050	-	-	308,879,050
Money Market Funds	-	188,721,694	-	188,721,694
Total Investments	$308,879,050	$2,032,986,611	$-	$2,341,865,661
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025			2024
	Ordinary Income*	Ordinary Income-Tax- Exempt	Return of Capital	Ordinary Income*	Ordinary Income-Tax- Exempt	Return of Capital
California AMT-Free Municipal Bond ETF	$244,336	$24,076,183	$-	$176,877	$25,377,572	$-
CEF Income Composite ETF	48,609,333	-	18,539,878	42,849,699	-	23,474,004
Equal Weight 0-30 Year Treasury ETF	36,509,420	-	-	24,669,103	-	-
Floating Rate Municipal Income ETF	-	715,582	-	-	1,132,916	-
Fundamental High Yield® Corporate Bond ETF	21,483,858	-	-	34,198,767	-	-
Fundamental Investment Grade Corporate Bond ETF	3,096,314	-	-	1,938,366	-	-
National AMT-Free Municipal Bond ETF	930,994	100,467,071	-	623,892	83,552,383	-
New York AMT-Free Municipal Bond ETF	53,509	4,355,024	-	23,741	2,960,029	-
Preferred ETF	244,981,729	-	-	270,122,596	-	-
Short Term Treasury ETF	90,317,758	-	-	82,099,833	-	-
Taxable Municipal Bond ETF	40,183,069	-	-	53,884,418	-	-
Variable Rate Preferred ETF	113,040,431	-	-	98,166,534	-	-

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
California AMT-Free Municipal Bond ETF	$-	$348,353	$-	$(50,318,438)	$(3,114,094)	$1,029,408,905	$976,324,726
CEF Income Composite ETF	-	-	-	54,292,507	(90,950,589)	876,258,194	839,600,112
Equal Weight 0-30 Year Treasury ETF	106,129	-	-	(121,569,256)	(10,732,344)	1,092,699,458	960,503,987
Floating Rate Municipal Income ETF	-	2,845	-	-	-	31,038,333	31,041,178

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	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Fundamental High Yield® Corporate Bond ETF	$-	$-	$-	$3,865,249	$(75,207,491)	$423,302,583	$351,960,341
Fundamental Investment Grade Corporate Bond ETF	70,334	-	-	674,272	(1,073,024)	87,390,029	87,061,611
National AMT-Free Municipal Bond ETF	-	170,841	-	(233,806,243)	(34,967,394)	3,279,467,853	3,010,865,057
New York AMT-Free Municipal Bond ETF	-	-	-	(12,128,209)	(3,522,621)	147,513,039	131,862,209
Preferred ETF	3,119,623	-	(1,031,284)	(810,467,130)	(653,224,410)	5,315,446,749	3,853,843,548
Short Term Treasury ETF	54,908	-	-	1,026,250	-	2,192,273,622	2,193,354,780
Taxable Municipal Bond ETF	18,375	-	-	(107,397,120)	(23,911,300)	1,036,230,277	904,940,232
Variable Rate Preferred ETF	22,414,193	-	(1,188,119)	(14,900,429)	(115,813,781)	2,288,979,443	2,179,491,307
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
California AMT-Free Municipal Bond ETF	$76,914	$3,037,180	$3,114,094
CEF Income Composite ETF	17,337,909	73,612,680	90,950,589
Equal Weight 0-30 Year Treasury ETF	1,754,599	8,977,745	10,732,344
Floating Rate Municipal Income ETF	-	-	-
Fundamental High Yield® Corporate Bond ETF	17,587,849	57,619,642	75,207,491
Fundamental Investment Grade Corporate Bond ETF	137,152	935,872	1,073,024
National AMT-Free Municipal Bond ETF	10,229,468	24,737,926	34,967,394
New York AMT-Free Municipal Bond ETF	311,852	3,210,769	3,522,621
Preferred ETF	46,061,721	607,162,689	653,224,410
Short Term Treasury ETF	-	-	-
Taxable Municipal Bond ETF	3,714,048	20,197,252	23,911,300
Variable Rate Preferred ETF	16,706,722	99,107,059	115,813,781

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the fiscal year ended August 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
California AMT-Free Municipal Bond ETF	$35,148,907	$34,126,250
CEF Income Composite ETF	203,463,520	178,977,060
Equal Weight 0-30 Year Treasury ETF	-	-
Floating Rate Municipal Income ETF	-	-
Fundamental High Yield® Corporate Bond ETF	180,657,571	186,376,357
Fundamental Investment Grade Corporate Bond ETF	22,645,814	20,684,997
National AMT-Free Municipal Bond ETF	188,461,501	177,843,289
New York AMT-Free Municipal Bond ETF	25,700,777	26,839,680
Preferred ETF	322,832,455	314,321,690
Short Term Treasury ETF	-	-
Taxable Municipal Bond ETF	60,738,607	88,481,191
Variable Rate Preferred ETF	458,063,608	381,674,411

229

For the fiscal year ended August 31, 2025, the cost of securities purchased and the proceeds from sales of U.S. Government obligations (other than short-term securities, money market funds and in-kind transactions) were as follows:
	Purchases	Sales
Equal Weight 0-30 Year Treasury ETF	$145,622,239	$130,068,057
Short Term Treasury ETF	-	-
For the fiscal year ended August 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
California AMT-Free Municipal Bond ETF	$427,469,590	$43,315,953
CEF Income Composite ETF	-	-
Equal Weight 0-30 Year Treasury ETF	622,469,959	446,358,973
Floating Rate Municipal Income ETF	-	-
Fundamental High Yield® Corporate Bond ETF	30,223,508	244,298,334
Fundamental Investment Grade Corporate Bond ETF	32,691,482	16,193,101
National AMT-Free Municipal Bond ETF	1,116,487,007	800,022,702
New York AMT-Free Municipal Bond ETF	14,591,040	1,008,416
Preferred ETF	727,313,821	1,042,544,073
Short Term Treasury ETF	-	-
Taxable Municipal Bond ETF	33,100,407	279,583,187
Variable Rate Preferred ETF	360,173,322	32,506,185
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
California AMT-Free Municipal Bond ETF	$519,033	$(50,837,471)	$(50,318,438)	$1,007,100,545
CEF Income Composite ETF	83,646,116	(29,353,609)	54,292,507	808,092,350
Equal Weight 0-30 Year Treasury ETF	240,998	(121,810,254)	(121,569,256)	1,099,692,713
Floating Rate Municipal Income ETF	-	-	-	29,860,000
Fundamental High Yield® Corporate Bond ETF	7,181,455	(3,316,206)	3,865,249	457,793,604
Fundamental Investment Grade Corporate Bond ETF	1,125,534	(451,262)	674,272	96,714,552
National AMT-Free Municipal Bond ETF	2,651,786	(236,458,029)	(233,806,243)	3,190,162,873
New York AMT-Free Municipal Bond ETF	27,942	(12,156,151)	(12,128,209)	139,867,430
Preferred ETF	10,015,072	(820,482,202)	(810,467,130)	4,719,797,915
Short Term Treasury ETF	1,067,424	(41,174)	1,026,250	2,223,720,443
Taxable Municipal Bond ETF	5,146,673	(112,543,793)	(107,397,120)	1,001,000,920
Variable Rate Preferred ETF	32,743,017	(47,643,446)	(14,900,429)	2,356,766,090
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, distribution redesignation, taxable overdistributions, partnerships, hybrid securities and return of capital distributions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
California AMT-Free Municipal Bond ETF	$-	$3,805,782	$(3,805,782)
CEF Income Composite ETF	5,439,726	(5,282,617)	(157,109)
Equal Weight 0-30 Year Treasury ETF	-	19,753,577	(19,753,577)
Floating Rate Municipal Income ETF	-	-	-
Fundamental High Yield® Corporate Bond ETF	61,394	(833,950)	772,556
Fundamental Investment Grade Corporate Bond ETF	-	(186,320)	186,320

230

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
National AMT-Free Municipal Bond ETF	$1,572	$54,231,509	$(54,233,081)
New York AMT-Free Municipal Bond ETF	3,864	74,053	(77,917)
Preferred ETF	3,430,424	84,416,054	(87,846,478)
Short Term Treasury ETF	187,755	(187,756)	1
Taxable Municipal Bond ETF	-	31,535,201	(31,535,201)
Variable Rate Preferred ETF	24,230,791	(23,885,212)	(345,579)
NOTE 9—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

231

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco California AMT-Free Municipal Bond ETF, Invesco CEF Income Composite ETF, Invesco Equal Weight 0-30 Year Treasury ETF, Invesco Floating Rate Municipal Income ETF, Invesco Fundamental High Yield Corporate Bond ETF, Invesco Fundamental Investment Grade Corporate Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Preferred ETF, Invesco Short Term Treasury ETF, Invesco Taxable Municipal Bond ETF and Invesco Variable Rate Preferred ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco California AMT-Free Municipal Bond ETF, Invesco CEF Income Composite ETF, Invesco Equal Weight 0-30 Year Treasury ETF, Invesco Floating Rate Municipal Income ETF, Invesco Fundamental High Yield Corporate Bond ETF, Invesco Fundamental Investment Grade Corporate Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Preferred ETF, Invesco Short Term Treasury ETF, Invesco Taxable Municipal Bond ETF and Invesco Variable Rate Preferred ETF (twelve of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

232

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Interest Income*	Tax-Exempt Income*	Qualified Short Term Gains
Invesco California AMT-Free Municipal Bond ETF	0%	0%	0%	0%	100%	100%	99%	$-
Invesco CEF Income Composite ETF	0%	20%	0%	0%	0%	0%	0%	-
Invesco Equal Weight 0-30 Year Treasury ETF	0%	0%	0%	100%	100%	100%	0%	-
Invesco Floating Rate Municipal Income ETF	0%	0%	0%	0%	0%	0%	100%	-
Invesco Fundamental High Yield® Corporate Bond ETF	0%	0%	0%	0%	98%	94%	0%	-
Invesco Fundamental Investment Grade Corporate Bond ETF	0%	0%	0%	0%	100%	97%	0%	-
Invesco National AMT-Free Municipal Bond ETF	0%	0%	0%	0%	100%	100%	99%	-
Invesco New York AMT-Free Municipal Bond ETF	0%	0%	0%	0%	100%	100%	99%	-
Invesco Preferred ETF	0%	65%	61%	0%	26%	26%	0%	-
Invesco Short Term Treasury ETF	0%	0%	0%	100%	100%	100%	0%	187,755
Invesco Taxable Municipal Bond ETF	0%	0%	0%	0%	100%	100%	0%	-
Invesco Variable Rate Preferred ETF	0%	47%	40%	0%	31%	25%	0%	-
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

233

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG NASDAQ Next Gen 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI Green Building ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500® Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 24, 2025 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

234

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF and for Invesco Senior Loan ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Senior Loan ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
●
0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
●
0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
●
0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
●
0.10% of the Fund’s average daily net assets for Invesco MSCI Global Climate 500 ETF and Invesco S&P 500 Minimum Variance ETF;
●
0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

235

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
●
0.13% of the Fund’s average daily net assets for Invesco S&P 500® Enhanced Value ETF and Invesco S&P 500® Momentum ETF;
●
0.15% of the Fund’s average daily net assets for Invesco Equal Weight
0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;
●
0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
●
0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;
●
0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
●
0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;
●
0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;
●
0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;
●
0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
●
0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco S&P SmallCap 600 GARP ETF;
●
0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco Nasdaq Free Cash Flow Achievers ETF, Invesco S&P 500 High Dividend Growers ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;
●
0.43% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. ETF;
●
0.47% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco RAFI Emerging Markets ETF;
●
0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;
●
0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
●
0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;
●
0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
●
0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
●
0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
●
0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The

236

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X

237

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500® Enhanced Value ETF	X		X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Global Clean Energy ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained

238

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco S&P SmallCap 600 GARP ETF or Invesco MSCI Global Climate 500 ETF because those Funds had not completed a full year of operations as of December 31, 2024. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 24, 2025.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

239

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 13 and April 24, 2025 Board meetings, and Invesco Advisers, Inc., in connection with the April 24, 2025 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

240

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

241

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-FIA-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2025
RSPE	Invesco ESG S&P 500 Equal Weight ETF
KLMN	Invesco MSCI North America Climate ETF
PBUS	Invesco MSCI USA ETF
EQAL	Invesco Russell 1000 Equal Weight ETF
SPVU	Invesco S&P 500® Enhanced Value ETF
XRLV	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
SPHB	Invesco S&P 500® High Beta ETF
DIVG	Invesco S&P 500 High Dividend Growers ETF
SPHD	Invesco S&P 500® High Dividend Low Volatility ETF
SPLV	Invesco S&P 500® Low Volatility ETF
SPMV	Invesco S&P 500 Minimum Variance ETF
SPMO	Invesco S&P 500® Momentum ETF
QVML	Invesco S&P 500 QVM Multi-factor ETF
QVMM	Invesco S&P MidCap 400 QVM Multi-factor ETF
XMLV	Invesco S&P MidCap Low Volatility ETF
QVMS	Invesco S&P SmallCap 600 QVM Multi-factor ETF
GRPZ	Invesco S&P SmallCap 600® GARP ETF
XSHD	Invesco S&P SmallCap High Dividend Low Volatility ETF
XSLV	Invesco S&P SmallCap Low Volatility ETF
XSHQ	Invesco S&P SmallCap Quality ETF

2

Invesco ESG S&P 500 Equal Weight ETF (RSPE)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Communication Services-4.43%
Alphabet, Inc., Class A	407	$86,654
Alphabet, Inc., Class C	328	70,038
AT&T, Inc.	4,614	135,144
Interpublic Group of Cos., Inc. (The)	5,565	149,365
News Corp., Class A	3,504	103,053
News Corp., Class B	1,035	35,055
Omnicom Group, Inc.	1,805	141,386
Paramount Skydance Corp.(b)(c)	10,792	158,642
Take-Two Interactive Software, Inc.(b)	557	129,931
Walt Disney Co. (The)	1,094	129,508
		1,138,776
Consumer Discretionary-12.51%
Aptiv PLC (Jersey)(b)	1,884	149,835
Best Buy Co., Inc.(c)	1,800	132,552
Carnival Corp.(b)	5,530	176,352
D.R. Horton, Inc.	1,058	179,310
Deckers Outdoor Corp.(b)	1,225	146,547
eBay, Inc.	1,696	153,675
Expedia Group, Inc.(c)	762	163,678
General Motors Co.	2,650	155,264
Hasbro, Inc.	1,914	155,359
Hilton Worldwide Holdings, Inc.	522	144,103
Lowe’s Cos., Inc.	596	153,804
Marriott International, Inc., Class A	498	133,394
NIKE, Inc., Class B	2,093	161,935
Norwegian Cruise Line Holdings Ltd.(b)	6,920	171,893
Ralph Lauren Corp.	494	146,683
Royal Caribbean Cruises Ltd.	493	179,067
Starbucks Corp.	1,370	120,820
Tractor Supply Co.	2,574	158,970
Ulta Beauty, Inc.(b)(c)	289	142,399
Williams-Sonoma, Inc.	849	159,773
Yum! Brands, Inc.	912	134,037
		3,219,450
Consumer Staples-7.15%
Campbell’s Co. (The)(c)	3,912	124,910
Colgate-Palmolive Co.	1,420	119,379
Estee Lauder Cos., Inc. (The), Class A	1,890	173,370
General Mills, Inc.	2,409	118,836
Hershey Co. (The)(c)	787	144,611
Kellanova	1,601	127,279
Kenvue, Inc.	5,984	123,929
Keurig Dr Pepper, Inc.	3,976	115,662
Kraft Heinz Co. (The)	4,949	138,424
McCormick & Co., Inc.(c)	1,729	121,670
Mondelez International, Inc., Class A	1,953	119,992
PepsiCo, Inc.	1,018	151,326
Target Corp.	1,333	127,941
Walmart, Inc.	1,364	132,281
		1,839,610
Financials-15.87%
Aflac, Inc.	1,304	139,345
Allstate Corp. (The)	667	135,701
American Express Co.	442	146,426
American International Group, Inc.	1,548	125,883
	Shares	Value
Financials-(continued)
Aon PLC, Class A	374	$137,258
Assurant, Inc.	673	145,106
Bank of America Corp.	2,954	149,886
Bank of New York Mellon Corp. (The)	1,475	155,760
Cboe Global Markets, Inc.	594	140,154
Fidelity National Information Services, Inc.	1,612	112,534
Fifth Third Bancorp	3,378	154,611
Hartford Insurance Group, Inc. (The)	1,063	140,646
Huntington Bancshares, Inc.	8,214	146,291
Intercontinental Exchange, Inc.	737	130,154
M&T Bank Corp.	717	144,590
Mastercard, Inc., Class A	224	133,345
MetLife, Inc.	1,656	134,732
Moody’s Corp.	274	139,674
Morgan Stanley	1,003	150,932
MSCI, Inc.	236	133,982
Nasdaq, Inc.	1,525	144,479
Northern Trust Corp.	1,219	160,030
PayPal Holdings, Inc.(b)	1,753	123,043
Principal Financial Group, Inc.	1,730	139,282
Prudential Financial, Inc.	1,250	137,075
Regions Financial Corp.	5,927	162,341
S&P Global, Inc.	257	140,949
State Street Corp.	1,358	156,129
Visa, Inc., Class A	350	123,123
		4,083,461
Health Care-12.26%
Abbott Laboratories	967	128,282
AbbVie, Inc.	691	145,386
Agilent Technologies, Inc.	1,092	137,221
Baxter International, Inc.	4,161	102,735
Becton, Dickinson and Co.	766	147,823
Biogen, Inc.(b)	983	129,972
Boston Scientific Corp.(b)	1,331	140,421
Cardinal Health, Inc.	852	126,761
Centene Corp.(b)	2,364	68,651
Charles River Laboratories International, Inc.(b)	875	142,896
Cigna Group (The)	422	126,967
CVS Health Corp.	2,013	147,251
Danaher Corp.	639	131,519
DaVita, Inc.(b)(c)	946	130,321
Edwards Lifesciences Corp.(b)	1,753	142,589
Elevance Health, Inc.	343	109,297
Gilead Sciences, Inc.	1,196	135,112
Humana, Inc.	570	173,086
Medtronic PLC	1,503	139,493
Merck & Co., Inc.	1,646	138,462
Moderna, Inc.(b)(c)	4,712	113,512
Quest Diagnostics, Inc.	739	134,232
Regeneron Pharmaceuticals, Inc.	255	148,079
Waters Corp.(b)	378	114,080
		3,154,148
Industrials-16.45%
Broadridge Financial Solutions, Inc.	548	140,080
Carrier Global Corp.(c)	1,803	117,556
Caterpillar, Inc.	364	152,531
CSX Corp.	4,046	131,535
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
August 31, 2025
	Shares	Value
Industrials-(continued)
Cummins, Inc.	408	$162,563
Dayforce, Inc.(b)(c)	2,180	152,099
Deere & Co.	251	120,139
Dover Corp.	730	130,568
Emerson Electric Co.	1,034	136,488
Hubbell, Inc.	340	146,537
Illinois Tool Works, Inc.(c)	536	141,852
Ingersoll Rand, Inc.(c)	1,572	124,864
J.B. Hunt Transport Services, Inc.	928	134,551
Johnson Controls International PLC	1,267	135,430
Lennox International, Inc.	240	133,886
Norfolk Southern Corp.(c)	526	147,269
Otis Worldwide Corp.	1,371	118,427
PACCAR, Inc.	1,408	140,772
Pentair PLC	1,333	143,337
Republic Services, Inc.	527	123,302
Rockwell Automation, Inc.	407	139,776
Southwest Airlines Co.	3,901	128,343
Stanley Black & Decker, Inc.	1,940	144,123
Trane Technologies PLC	309	128,420
Union Pacific Corp.	579	129,447
United Rentals, Inc.(c)	183	175,010
Veralto Corp.	1,346	142,932
Verisk Analytics, Inc.	420	112,610
W.W. Grainger, Inc.	123	124,660
Waste Management, Inc.	558	126,326
Xylem, Inc.	1,041	147,364
		4,232,797
Information Technology-15.29%
Accenture PLC, Class A (Ireland)	410	106,588
Adobe, Inc.(b)	317	113,074
Advanced Micro Devices, Inc.(b)	1,089	177,104
Akamai Technologies, Inc.(b)(c)	1,671	132,226
Autodesk, Inc.(b)	441	138,783
Cisco Systems, Inc.	2,061	142,394
Corning, Inc.	2,617	175,418
Fortinet, Inc.(b)	1,282	100,983
Gen Digital, Inc.	4,497	135,809
Hewlett Packard Enterprise Co.(c)	7,250	163,633
HP, Inc.	5,329	152,090
Intel Corp.	6,391	155,621
International Business Machines Corp.(c)	464	112,979
Jabil, Inc.	741	151,779
Keysight Technologies, Inc.(b)	805	131,561
KLA Corp.	150	130,800
Lam Research Corp.	1,454	145,618
Micron Technology, Inc.	1,127	134,124
Microsoft Corp.	277	140,353
NetApp, Inc.(c)	1,289	145,386
NVIDIA Corp.	924	160,942
ON Semiconductor Corp.(b)	2,525	125,215
Palo Alto Networks, Inc.(b)	673	128,220
QUALCOMM, Inc.	820	131,799
Salesforce, Inc.	492	126,075
ServiceNow, Inc.(b)	132	121,105
TE Connectivity PLC (Switzerland)	797	164,580
Western Digital Corp.	2,370	190,406
		3,934,665
	Shares	Value
Materials-5.38%
Air Products and Chemicals, Inc.	469	$137,938
Albemarle Corp.	2,028	172,218
Ball Corp.	2,380	125,283
Dow, Inc.	4,258	104,874
Ecolab, Inc.	488	135,195
Freeport-McMoRan, Inc.	3,224	143,146
Linde PLC	279	133,443
LyondellBasell Industries N.V., Class A	2,138	120,476
Mosaic Co. (The)	3,774	126,052
Newmont Corp.	2,476	184,214
		1,382,839
Real Estate-6.87%
Alexandria Real Estate Equities, Inc.	1,807	148,969
BXP, Inc.(c)	1,792	129,938
CBRE Group, Inc., Class A(b)	987	160,012
Digital Realty Trust, Inc.	744	124,724
Equinix, Inc.	148	116,356
Equity Residential	1,888	124,835
Federal Realty Investment Trust	1,356	136,346
Healthpeak Properties, Inc.(c)	7,467	133,958
Host Hotels & Resorts, Inc.	8,285	142,585
Kimco Realty Corp.	6,303	141,755
Prologis, Inc.	1,205	137,105
Welltower, Inc.	880	148,086
Weyerhaeuser Co.	4,775	123,529
		1,768,198
Utilities-3.61%
American Water Works Co., Inc.(c)	930	133,464
CenterPoint Energy, Inc.(c)	3,629	136,850
Consolidated Edison, Inc.	1,274	125,145
Eversource Energy(c)	1,995	127,820
Exelon Corp.	3,087	134,840
NRG Energy, Inc.	877	127,656
Sempra	1,740	143,654
		929,429
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $23,203,155)		25,683,373
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.66%
Invesco Private Government Fund, 4.28%(d)(e)(f)	763,317	763,317
Invesco Private Prime Fund, 4.46%(d)(e)(f)	1,979,895	1,980,489
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,743,758)		2,743,806
TOTAL INVESTMENTS IN SECURITIES-110.48% (Cost $25,946,913)		28,427,179
OTHER ASSETS LESS LIABILITIES-(10.48)%		(2,696,045)
NET ASSETS-100.00%		$25,731,134
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
August 31, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$445,090	$(445,090)	$-	$-	$-	$687
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	257,617	12,778,284	(12,272,584)	-	-	763,317	30,832 *
Invesco Private Prime Fund	707,352	26,271,901	(24,998,555)	5	(214)	1,980,489	82,007 *
Total	$964,969	$39,495,275	$(37,716,229)	$5	$(214)	$2,743,806	$113,526

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco MSCI North America Climate ETF (KLMN)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-9.50%
Alphabet, Inc., Class A	298,973	$63,654,341
Alphabet, Inc., Class C	192,198	41,040,039
AT&T, Inc.	390,139	11,427,171
Comcast Corp., Class A	199,511	6,777,389
Meta Platforms, Inc., Class A	100,891	74,528,182
Netflix, Inc.(b)	20,094	24,278,576
Rogers Communications, Inc., Class B (Canada)	142,674	5,113,797
T-Mobile US, Inc.	27,006	6,805,242
Verizon Communications, Inc.	225,063	9,954,536
Walt Disney Co. (The)	92,927	11,000,698
		254,579,971
Consumer Discretionary-10.32%
Airbnb, Inc., Class A(b)	27,036	3,529,009
Amazon.com, Inc.(b)	433,575	99,288,675
AutoZone, Inc.(b)	895	3,757,684
Booking Holdings, Inc.	1,723	9,647,163
Carvana Co.(b)	6,818	2,535,751
Chipotle Mexican Grill, Inc.(b)	83,589	3,522,440
DoorDash, Inc., Class A(b)	20,190	4,951,598
eBay, Inc.	38,891	3,523,914
Flutter Entertainment PLC (United Kingdom)(b)	13,642	4,190,413
Ford Motor Co.	294,182	3,462,522
General Motors Co.	65,323	3,827,275
Hilton Worldwide Holdings, Inc.	20,722	5,720,515
Home Depot, Inc. (The)	49,504	20,136,742
Lowe’s Cos., Inc.	27,212	7,022,329
Marriott International, Inc., Class A	17,952	4,808,623
McDonald’s Corp.	37,864	11,871,879
MercadoLibre, Inc. (Brazil)(b)	2,272	5,618,452
NIKE, Inc., Class B	70,719	5,471,529
O’Reilly Automotive, Inc.(b)	47,011	4,874,100
Ross Stores, Inc.	20,025	2,946,879
Royal Caribbean Cruises Ltd.	15,142	5,499,877
Starbucks Corp.	62,396	5,502,703
Tesla, Inc.(b)	132,053	44,088,535
TJX Cos., Inc. (The)	54,809	7,487,457
Yum! Brands, Inc.	22,534	3,311,822
		276,597,886
Consumer Staples-4.61%
Church & Dwight Co., Inc.(c)	33,638	3,133,716
Coca-Cola Co. (The)	218,577	15,079,627
Colgate-Palmolive Co.	60,775	5,109,354
Costco Wholesale Corp.	20,382	19,226,748
General Mills, Inc.	84,437	4,165,277
Kenvue, Inc.	136,919	2,835,593
Keurig Dr Pepper, Inc.	123,774	3,600,586
Kimberly-Clark Corp.	25,759	3,326,517
Loblaw Cos. Ltd. (Canada)	75,940	3,102,425
Mondelez International, Inc., Class A	96,315	5,917,594
PepsiCo, Inc.	83,054	12,345,977
Procter & Gamble Co. (The)	117,934	18,520,355
Sysco Corp.	45,993	3,701,057
	Shares	Value
Consumer Staples-(continued)
Target Corp.	30,800	$2,956,184
Walmart, Inc.	212,072	20,566,743
		123,587,753
Energy-4.00%
Baker Hughes Co., Class A	94,519	4,291,163
Cheniere Energy, Inc.	15,138	3,660,671
Chevron Corp.	109,404	17,570,282
ConocoPhillips	88,316	8,740,634
Coterra Energy, Inc.(c)	129,031	3,153,518
Devon Energy Corp.	114,411	4,130,237
Diamondback Energy, Inc.	34,214	5,089,675
Enbridge, Inc. (Canada)	139,847	6,768,515
EOG Resources, Inc.	46,482	5,801,883
Exxon Mobil Corp.(c)	208,185	23,793,464
Kinder Morgan, Inc.	133,977	3,614,699
ONEOK, Inc.	52,977	4,046,383
Pembina Pipeline Corp. (Canada)	97,394	3,679,542
Schlumberger N.V.	123,169	4,537,546
TC Energy Corp. (Canada)	71,335	3,715,998
Williams Cos., Inc. (The)	78,762	4,558,745
		107,152,955
Financials-14.44%
Aflac, Inc.	32,227	3,443,777
Allstate Corp. (The)	15,697	3,193,555
American Express Co.	32,726	10,841,469
American International Group, Inc.	40,672	3,307,447
Ameriprise Financial, Inc.	6,669	3,433,268
Aon PLC, Class A	13,154	4,827,518
Apollo Global Management, Inc.(c)	27,088	3,690,198
Ares Management Corp., Class A	19,009	3,406,413
Arthur J. Gallagher & Co.	14,561	4,408,343
Bank of America Corp.	345,161	17,513,469
Bank of Montreal (Canada)	47,667	5,769,896
Bank of New York Mellon Corp. (The)	48,489	5,120,438
Bank of Nova Scotia (The) (Canada)	89,458	5,588,560
BlackRock, Inc.	7,455	8,402,829
Blackstone, Inc., Class A	39,870	6,833,718
Block, Inc., Class A(b)	42,609	3,393,381
Brookfield Corp. (Canada)	92,796	6,101,238
Canadian Imperial Bank of Commerce (Canada)	62,618	4,838,591
Capital One Financial Corp.	35,676	8,106,301
Charles Schwab Corp. (The)	83,236	7,977,338
Chubb Ltd.	20,716	5,698,350
Citigroup, Inc.	98,261	9,489,065
CME Group, Inc., Class A	20,729	5,524,486
Coinbase Global, Inc., Class A(b)	10,851	3,304,564
Fidelity National Information Services, Inc.	32,540	2,271,617
Fiserv, Inc.(b)	34,922	4,825,522
Goldman Sachs Group, Inc. (The)	15,769	11,751,847
Intercontinental Exchange, Inc.	30,994	5,473,540
JPMorgan Chase & Co.	129,124	38,920,556
KKR & Co., Inc., Class A	36,132	5,040,053
Manulife Financial Corp. (Canada)	132,163	4,067,072
Marsh & McLennan Cos., Inc.	31,859	6,556,901
Mastercard, Inc., Class A	40,327	24,006,260
MetLife, Inc.	39,286	3,196,309
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco MSCI North America Climate ETF (KLMN)—(continued)
August 31, 2025
	Shares	Value
Financials-(continued)
Moody’s Corp.	11,199	$5,708,802
Morgan Stanley	61,354	9,232,550
Nasdaq, Inc.	49,757	4,713,978
National Bank of Canada (Canada)	37,371	3,929,406
PayPal Holdings, Inc.(b)	56,240	3,947,486
PNC Financial Services Group, Inc. (The)	23,734	4,923,381
Progressive Corp. (The)	28,418	7,020,951
Prudential Financial, Inc.	31,543	3,459,005
Robinhood Markets, Inc., Class A(b)	42,210	4,391,106
Royal Bank of Canada (Canada)	76,523	11,123,829
S&P Global, Inc.	18,255	10,011,772
Sun Life Financial, Inc. (Canada)	58,758	3,433,167
Toronto-Dominion Bank (The) (Canada)	94,213	7,076,182
Travelers Cos., Inc. (The)	13,902	3,774,532
Truist Financial Corp.	84,712	3,966,216
U.S. Bancorp	89,481	4,369,357
Visa, Inc., Class A	83,376	29,330,009
Wells Fargo & Co.	154,978	12,736,092
Willis Towers Watson PLC	10,154	3,318,226
		386,789,936
Health Care-9.06%
Abbott Laboratories	90,505	12,006,393
AbbVie, Inc.	85,425	17,973,420
Agilent Technologies, Inc.	25,658	3,224,184
Amgen, Inc.	29,031	8,352,509
Becton, Dickinson and Co.	23,779	4,588,872
Boston Scientific Corp.(b)	90,930	9,593,115
Bristol-Myers Squibb Co.	115,851	5,465,850
Cardinal Health, Inc.	21,620	3,216,624
Cencora, Inc.	15,017	4,379,107
Cigna Group (The)	14,581	4,386,986
CVS Health Corp.	69,243	5,065,126
Danaher Corp.	32,664	6,722,905
Edwards Lifesciences Corp.(b)	39,739	3,232,370
Elevance Health, Inc.	14,322	4,563,705
Eli Lilly and Co.	36,923	27,049,051
GE HealthCare Technologies, Inc.	36,575	2,696,675
Gilead Sciences, Inc.	67,244	7,596,555
HCA Healthcare, Inc.	9,617	3,884,883
Intuitive Surgical, Inc.(b)	17,686	8,370,695
IQVIA Holdings, Inc.(b)	21,844	4,168,054
Johnson & Johnson	124,061	21,979,887
McKesson Corp.	7,456	5,119,588
Medtronic PLC	69,414	6,442,313
Merck & Co., Inc.	132,618	11,155,826
Pfizer, Inc.	330,369	8,179,937
Regeneron Pharmaceuticals, Inc.	6,773	3,933,081
Stryker Corp.	17,303	6,772,567
Thermo Fisher Scientific, Inc.	20,788	10,242,663
UnitedHealth Group, Inc.	43,308	13,419,850
Vertex Pharmaceuticals, Inc.(b)	13,075	5,112,587
Zoetis, Inc.	23,775	3,718,410
		242,613,788
Industrials-8.57%
3M Co.	32,734	5,091,119
AECOM	29,564	3,692,248
AMETEK, Inc.	19,703	3,641,114
Automatic Data Processing, Inc.	22,503	6,842,037
Axon Enterprise, Inc.(b)	4,658	3,480,877
	Shares	Value
Industrials-(continued)
Canadian National Railway Co. (Canada)	46,258	$4,479,406
Canadian Pacific Kansas City Ltd. (Canada)	67,253	5,124,248
Carrier Global Corp.(c)	59,962	3,909,522
Caterpillar, Inc.	24,575	10,297,908
Cintas Corp.	21,651	4,547,360
Copart, Inc.(b)	56,587	2,762,012
CSX Corp.	143,117	4,652,734
Cummins, Inc.	12,624	5,029,907
Deere & Co.	13,858	6,632,993
Dover Corp.	24,753	4,427,322
Eaton Corp. PLC	23,623	8,247,734
Element Fleet Management Corp. (Canada)	135,015	3,599,220
Emerson Electric Co.	42,263	5,578,716
Equifax, Inc.	10,605	2,612,012
Fastenal Co.	72,573	3,603,975
FedEx Corp.	11,148	2,575,968
GE Vernova, Inc.	13,918	8,531,316
General Electric Co.	52,995	14,584,224
HEICO Corp., Class A	14,647	3,588,662
Howmet Aerospace, Inc.	26,800	4,665,880
Illinois Tool Works, Inc.(c)	17,672	4,676,895
Ingersoll Rand, Inc.	50,066	3,976,742
Johnson Controls International PLC	43,909	4,693,433
Norfolk Southern Corp.	15,686	4,391,766
Otis Worldwide Corp.	41,263	3,564,298
PACCAR, Inc.	43,815	4,380,624
Parker-Hannifin Corp.	8,750	6,644,313
Paychex, Inc.	22,691	3,164,373
Quanta Services, Inc.	9,868	3,729,709
Republic Services, Inc.	17,408	4,072,950
Thomson Reuters Corp. (Canada)	20,533	3,647,769
Trane Technologies PLC	14,265	5,928,534
TransDigm Group, Inc.	3,951	5,526,975
Uber Technologies, Inc.(b)	92,556	8,677,125
Union Pacific Corp.	33,569	7,505,021
United Parcel Service, Inc., Class B	37,059	3,240,439
United Rentals, Inc.	4,313	4,124,694
W.W. Grainger, Inc.	2,894	2,933,069
Wabtec Corp.	15,691	3,036,209
Waste Management, Inc.	25,362	5,741,703
WSP Global, Inc. (Canada)	18,881	3,846,198
		229,701,353
Information Technology-32.83%
Accenture PLC, Class A (Ireland)	32,763	8,517,397
Adobe, Inc.(b)	21,634	7,716,848
Advanced Micro Devices, Inc.(b)	83,331	13,552,121
Amphenol Corp., Class A	67,414	7,338,688
Analog Devices, Inc.	31,449	7,903,448
Apple, Inc.	682,346	158,399,801
Applied Materials, Inc.	51,170	8,226,089
AppLovin Corp., Class A(b)	11,743	5,620,082
Arista Networks, Inc.(b)	58,408	7,975,612
Autodesk, Inc.(b)	15,537	4,889,494
Broadcom, Inc.	204,165	60,716,629
Cadence Design Systems, Inc.(b)	15,552	5,449,887
Cisco Systems, Inc.	208,917	14,434,076
Cloudflare, Inc., Class A(b)	19,385	4,045,843
Cognizant Technology Solutions Corp., Class A	49,189	3,553,905
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco MSCI North America Climate ETF (KLMN)—(continued)
August 31, 2025
	Shares	Value
Information Technology-(continued)
Constellation Software, Inc. (Canada)	1,316	$4,361,592
Corning, Inc.	72,307	4,846,738
CrowdStrike Holdings, Inc., Class A(b)	12,734	5,395,396
Fair Isaac Corp.(b)	1,438	2,188,118
Fortinet, Inc.(b)	36,876	2,904,723
Gartner, Inc.(b)	7,460	1,873,877
HP, Inc.	109,146	3,115,027
Intel Corp.	222,721	5,423,256
International Business Machines Corp.(c)	44,595	10,858,437
Intuit, Inc.	14,514	9,680,838
KLA Corp.	8,256	7,199,232
Lam Research Corp.	83,234	8,335,885
Marvell Technology, Inc.	57,183	3,594,809
Micron Technology, Inc.	57,967	6,898,653
Microsoft Corp.	321,995	163,151,647
Motorola Solutions, Inc.	9,624	4,546,955
NVIDIA Corp.	1,105,183	192,500,775
NXP Semiconductors N.V. (Netherlands)	20,492	4,812,546
Oracle Corp.	79,608	18,001,757
Palantir Technologies, Inc., Class A(b)	101,045	15,834,762
Palo Alto Networks, Inc.(b)(c)	36,263	6,908,827
QUALCOMM, Inc.	60,697	9,755,829
Roper Technologies, Inc.	6,885	3,623,644
Salesforce, Inc.	49,982	12,807,888
ServiceNow, Inc.(b)	10,789	9,898,476
Shopify, Inc., Class A (Canada)(b)	62,880	8,884,127
Snowflake, Inc., Class A(b)	19,166	4,574,158
Strategy, Inc., Class A(b)	12,261	4,100,201
Synopsys, Inc.(b)	9,846	5,942,258
TE Connectivity PLC (Switzerland)	30,836	6,367,634
Texas Instruments, Inc.	46,019	9,317,927
Workday, Inc., Class A(b)	14,594	3,368,587
		879,414,499
Materials-2.69%
Agnico Eagle Mines Ltd. (Canada)	49,592	7,152,272
Air Products and Chemicals, Inc.	10,181	2,994,334
Avery Dennison Corp.	18,886	3,241,782
Corteva, Inc.	51,786	3,842,003
CRH PLC	36,977	4,176,552
DuPont de Nemours, Inc.	47,430	3,648,316
Ecolab, Inc.	20,172	5,588,451
Freeport-McMoRan, Inc.	167,930	7,456,092
Linde PLC	25,298	12,099,780
Newmont Corp.	85,299	6,346,246
PPG Industries, Inc.	38,901	4,326,958
Sherwin-Williams Co. (The)	13,107	4,794,934
Wheaton Precious Metals Corp. (Canada)	64,934	6,522,959
		72,190,679
Real Estate-2.73%
American Tower Corp.	27,826	5,672,330
AvalonBay Communities, Inc.	19,780	3,873,913
CBRE Group, Inc., Class A(b)	24,654	3,996,906
Crown Castle, Inc.	30,625	3,036,163
	Shares	Value
Real Estate-(continued)
Digital Realty Trust, Inc.	21,436	$3,593,531
Equinix, Inc.	5,975	4,697,485
Equity Residential	49,028	3,241,731
Iron Mountain, Inc.	25,796	2,381,745
Kimco Realty Corp.	157,429	3,540,578
Prologis, Inc.	56,797	6,462,363
Public Storage	10,628	3,130,903
Realty Income Corp.	71,672	4,211,447
Regency Centers Corp.	49,268	3,571,930
Simon Property Group, Inc.	25,823	4,665,183
Ventas, Inc.	51,181	3,484,402
VICI Properties, Inc.	99,603	3,364,589
Welltower, Inc.	43,463	7,313,954
Weyerhaeuser Co.	107,906	2,791,528
		73,030,681
Utilities-1.15%
American Water Works Co., Inc.(c)	22,842	3,278,055
Consolidated Edison, Inc.	39,844	3,913,876
Constellation Energy Corp.	15,839	4,878,095
Exelon Corp.(c)	85,935	3,753,641
NextEra Energy, Inc.	102,638	7,395,068
Public Service Enterprise Group, Inc.	41,012	3,376,518
Sempra	49,975	4,125,936
		30,721,189
Total Common Stocks & Other Equity Interests (Cost $2,464,606,891)		2,676,380,690
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $256,548)	256,548	256,548
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $2,464,863,439)		2,676,637,238
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.77%
Invesco Private Government Fund, 4.28%(d)(e)(f)	5,327,669	5,327,669
Invesco Private Prime Fund, 4.46%(d)(e)(f)	15,296,714	15,301,303
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,627,896)		20,628,972
TOTAL INVESTMENTS IN SECURITIES-100.68% (Cost $2,485,491,335)		2,697,266,210
OTHER ASSETS LESS LIABILITIES-(0.68)%		(18,167,762)
NET ASSETS-100.00%		$2,679,098,448
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco MSCI North America Climate ETF (KLMN)—(continued)
August 31, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$45,529,366	$(45,272,818)	$-	$-	$256,548	$23,785
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	167,981,633	(162,653,964)	-	-	5,327,669	207,397 *
Invesco Private Prime Fund	-	302,898,109	(287,595,909)	1,076	(1,973)	15,301,303	564,019 *
Total	$-	$516,409,108	$(495,522,691)	$1,076	$(1,973)	$20,885,520	$795,201

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco MSCI USA ETF (PBUS)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-10.01%
Alphabet, Inc., Class A	871,598	$185,571,930
Alphabet, Inc., Class C	735,780	157,111,103
AT&T, Inc.	1,077,606	31,563,080
Charter Communications, Inc., Class A(b)	13,301	3,532,480
Comcast Corp., Class A	557,741	18,946,462
Electronic Arts, Inc.	35,749	6,147,041
Fox Corp., Class A	32,054	1,913,624
Fox Corp., Class B	21,168	1,154,714
Liberty Media Corp.-Liberty Formula One(b)(c)	31,729	3,169,727
Live Nation Entertainment, Inc.(b)	24,297	4,045,207
Meta Platforms, Inc., Class A	325,149	240,187,566
Netflix, Inc.(b)	63,733	77,005,397
News Corp., Class A	56,444	1,660,018
Omnicom Group, Inc.(c)	29,012	2,272,510
Pinterest, Inc., Class A(b)	88,992	3,259,777
Reddit, Inc., Class A(b)(c)	15,559	3,502,020
Roblox Corp., Class A(b)	84,911	10,579,061
Snap, Inc., Class A(b)(c)	160,414	1,145,356
Take-Two Interactive Software, Inc.(b)	27,389	6,389,032
T-Mobile US, Inc.	76,520	19,282,275
Trade Desk, Inc. (The), Class A(b)	66,886	3,655,989
Verizon Communications, Inc.	631,421	27,927,751
Walt Disney Co. (The)	269,229	31,871,329
Warner Bros. Discovery, Inc.(b)	351,991	4,097,175
		845,990,624
Consumer Discretionary-10.77%
Airbnb, Inc., Class A(b)	64,635	8,436,807
Amazon.com, Inc.(b)	1,430,906	327,677,474
Aptiv PLC (Jersey)(b)	32,606	2,593,155
AutoZone, Inc.(b)	2,504	10,513,119
Best Buy Co., Inc.	30,069	2,214,281
Booking Holdings, Inc.	4,873	27,284,171
Burlington Stores, Inc.(b)	9,448	2,746,345
Carnival Corp.(b)	157,238	5,014,320
Carvana Co.(b)	18,198	6,768,200
Chipotle Mexican Grill, Inc.(b)	201,780	8,503,009
D.R. Horton, Inc.	41,403	7,016,980
Darden Restaurants, Inc.	17,525	3,626,623
Deckers Outdoor Corp.(b)	22,379	2,677,200
Dell Technologies, Inc., Class C	48,467	5,920,244
Dick’s Sporting Goods, Inc.(c)	8,466	1,801,565
Domino’s Pizza, Inc.	4,872	2,232,838
DoorDash, Inc., Class A(b)	53,735	13,178,509
DraftKings, Inc., Class A(b)(c)	66,891	3,209,430
eBay, Inc.	69,039	6,255,624
Expedia Group, Inc.	18,210	3,911,508
Flutter Entertainment PLC (United Kingdom)(b)(c)	26,461	8,128,025
Ford Motor Co.	584,913	6,884,426
Garmin Ltd.	24,510	5,927,008
General Motors Co.	143,984	8,436,023
Genuine Parts Co.	20,786	2,896,113
Hilton Worldwide Holdings, Inc.	35,598	9,827,184
Home Depot, Inc. (The)	149,000	60,608,730
Hyatt Hotels Corp., Class A	6,336	914,158
	Shares	Value
Consumer Discretionary-(continued)
Las Vegas Sands Corp.	52,911	$3,049,261
Lennar Corp., Class A	34,086	4,538,210
Lowe’s Cos., Inc.	83,930	21,658,976
lululemon athletica, inc.(b)	16,299	3,295,658
Marriott International, Inc., Class A	34,867	9,339,475
McDonald’s Corp.	107,083	33,574,804
MercadoLibre, Inc. (Brazil)(b)	6,832	16,894,921
NIKE, Inc., Class B	176,432	13,650,544
NVR, Inc.(b)	416	3,376,942
O’Reilly Automotive, Inc.(b)	128,021	13,273,217
Pool Corp.	5,348	1,661,677
PulteGroup, Inc.	30,017	3,962,844
Rivian Automotive, Inc., Class A(b)(c)	116,229	1,577,228
Ross Stores, Inc.	48,981	7,208,044
Royal Caribbean Cruises Ltd.(c)	38,634	14,032,641
Starbucks Corp.	170,188	15,008,880
Tapestry, Inc.	31,104	3,167,009
Tesla, Inc.(b)	434,130	144,942,983
TJX Cos., Inc. (The)	167,074	22,823,979
Tractor Supply Co.	79,402	4,903,868
Ulta Beauty, Inc.(b)	6,730	3,316,073
Williams-Sonoma, Inc.	18,421	3,466,648
Yum! Brands, Inc.	41,628	6,118,067
		910,045,018
Consumer Staples-5.06%
Albertson’s Cos., Inc., Class A(c)	54,902	1,068,393
Altria Group, Inc.	252,261	16,954,462
Archer-Daniels-Midland Co.	71,952	4,507,073
Brown-Forman Corp., Class B(c)	27,280	816,763
Bunge Global S.A.	20,972	1,766,262
Church & Dwight Co., Inc.	36,882	3,435,927
Clorox Co. (The)	18,459	2,181,854
Coca-Cola Co. (The)	612,372	42,247,544
Colgate-Palmolive Co.	115,300	9,693,271
Constellation Brands, Inc., Class A	22,437	3,633,448
Costco Wholesale Corp.	66,415	62,650,598
Dollar General Corp.	32,957	3,584,403
Dollar Tree, Inc.(b)	29,692	3,241,476
Estee Lauder Cos., Inc. (The), Class A	35,075	3,217,430
General Mills, Inc.	81,234	4,007,273
Hershey Co. (The)(c)	22,162	4,072,268
Hormel Foods Corp.	45,294	1,152,279
J.M. Smucker Co. (The)	15,976	1,765,508
Kellanova	41,566	3,304,497
Kenvue, Inc.	287,523	5,954,601
Keurig Dr Pepper, Inc.	193,232	5,621,119
Kimberly-Clark Corp.	49,693	6,417,354
Kraft Heinz Co. (The)	132,936	3,718,220
Kroger Co. (The)	94,063	6,381,234
McCormick & Co., Inc.	37,895	2,666,671
Molson Coors Beverage Co., Class B	26,543	1,340,156
Mondelez International, Inc., Class A	193,911	11,913,892
Monster Beverage Corp.(b)	109,538	6,836,267
PepsiCo, Inc.	205,330	30,522,304
Philip Morris International, Inc.	233,103	38,958,504
Procter & Gamble Co. (The)	351,115	55,139,100
Sysco Corp.	72,596	5,841,800
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco MSCI USA ETF (PBUS)—(continued)
August 31, 2025
	Shares	Value
Consumer Staples-(continued)
Target Corp.	68,045	$6,530,959
Tyson Foods, Inc., Class A	42,865	2,433,875
Walmart, Inc.	657,326	63,747,475
		427,324,260
Energy-3.04%
Baker Hughes Co., Class A	148,373	6,736,134
Cheniere Energy, Inc.	33,214	8,031,810
Chevron Corp.	293,567	47,146,860
ConocoPhillips	189,056	18,710,872
Coterra Energy, Inc.	114,305	2,793,614
Devon Energy Corp.	91,353	3,297,843
Diamondback Energy, Inc.	28,440	4,230,734
EOG Resources, Inc.	81,737	10,202,412
EQT Corp.	88,783	4,602,511
Expand Energy Corp.	33,856	3,276,584
Exxon Mobil Corp.	645,407	73,763,566
Halliburton Co.	128,750	2,926,488
Kinder Morgan, Inc.	299,497	8,080,429
Marathon Petroleum Corp.	46,008	8,268,098
Occidental Petroleum Corp.	110,537	5,262,667
ONEOK, Inc.	93,544	7,144,891
Phillips 66	61,018	8,150,785
Schlumberger N.V.	224,698	8,277,874
Targa Resources Corp.	32,487	5,450,019
Texas Pacific Land Corp.	2,928	2,733,229
Valero Energy Corp.	46,905	7,130,029
Williams Cos., Inc. (The)	182,856	10,583,705
		256,801,154
Financials-13.75%
Affirm Holdings, Inc.(b)	40,096	3,546,892
Aflac, Inc.	76,919	8,219,564
Allstate Corp. (The)	39,659	8,068,624
American Express Co.	83,936	27,806,318
American Financial Group, Inc.(c)	10,007	1,359,551
American International Group, Inc.	86,311	7,018,811
Ameriprise Financial, Inc.	14,261	7,341,705
Annaly Capital Management, Inc.(c)	90,616	1,920,153
Aon PLC, Class A	30,722	11,274,974
Apollo Global Management, Inc.	65,584	8,934,508
Arch Capital Group Ltd.	56,124	5,137,030
Ares Management Corp., Class A	32,301	5,788,339
Arthur J. Gallagher & Co.	38,353	11,611,371
Bank of America Corp.	1,071,568	54,371,360
Bank of New York Mellon Corp. (The)	107,143	11,314,301
Berkshire Hathaway, Inc., Class B(b)	202,953	102,081,300
BlackRock, Inc.	22,041	24,843,293
Blackstone, Inc., Class A	109,272	18,729,221
Block, Inc., Class A(b)(c)	83,117	6,619,438
Brown & Brown, Inc.	44,454	4,309,815
Capital One Financial Corp.	95,866	21,782,673
Carlyle Group, Inc. (The)(c)	35,154	2,269,542
Cboe Global Markets, Inc.	15,682	3,700,168
Charles Schwab Corp. (The)	258,503	24,774,928
Chubb Ltd.	57,012	15,682,291
Cincinnati Financial Corp.	23,407	3,595,315
Citigroup, Inc.	275,692	26,623,576
Citizens Financial Group, Inc.	64,942	3,395,168
CME Group, Inc., Class A	53,965	14,382,212
Coinbase Global, Inc., Class A(b)	30,078	9,159,954
	Shares	Value
Financials-(continued)
Corebridge Financial, Inc.	40,322	$1,401,996
Corpay, Inc.(b)	10,030	3,266,470
Equitable Holdings, Inc.	45,512	2,423,969
Erie Indemnity Co., Class A	3,805	1,348,416
Everest Group Ltd.	6,370	2,177,776
FactSet Research Systems, Inc.	5,662	2,113,738
Fidelity National Financial, Inc.(c)	39,072	2,339,241
Fidelity National Information Services, Inc.	78,682	5,492,790
Fifth Third Bancorp	99,963	4,575,307
First Citizens BancShares, Inc., Class A	1,379	2,735,812
Fiserv, Inc.(b)	83,032	11,473,362
Global Payments, Inc.	36,523	3,243,973
Goldman Sachs Group, Inc. (The)	45,952	34,245,728
Hartford Insurance Group, Inc. (The)	42,547	5,629,394
Huntington Bancshares, Inc.	218,171	3,885,626
Interactive Brokers Group, Inc., Class A	65,271	4,062,467
Intercontinental Exchange, Inc.	85,904	15,170,646
Jack Henry & Associates, Inc.	10,905	1,780,350
JPMorgan Chase & Co.	416,194	125,449,195
KeyCorp	139,509	2,700,894
KKR & Co., Inc., Class A	93,367	13,023,763
Loews Corp.	26,693	2,583,882
LPL Financial Holdings, Inc.	11,977	4,365,377
M&T Bank Corp.	24,040	4,847,906
Markel Group, Inc.(b)	1,899	3,720,255
Marsh & McLennan Cos., Inc.	73,790	15,186,720
Mastercard, Inc., Class A	128,225	76,331,060
MetLife, Inc.	85,452	6,952,375
Moody’s Corp.	24,248	12,360,660
Morgan Stanley	179,485	27,008,903
MSCI, Inc.	11,586	6,577,604
Nasdaq, Inc.	64,484	6,109,214
Northern Trust Corp.	29,134	3,824,712
PayPal Holdings, Inc.(b)	138,364	9,711,769
PNC Financial Services Group, Inc. (The)	59,239	12,288,538
Principal Financial Group, Inc.	33,574	2,703,043
Progressive Corp. (The)	87,793	21,690,139
Prudential Financial, Inc.	53,014	5,813,515
Raymond James Financial, Inc.	28,705	4,863,775
Regions Financial Corp.	134,623	3,687,324
Robinhood Markets, Inc., Class A(b)	109,129	11,352,690
S&P Global, Inc.	47,009	25,781,616
SoFi Technologies, Inc.(b)	165,538	4,227,841
State Street Corp.	42,708	4,910,139
Synchrony Financial	57,007	4,351,914
T. Rowe Price Group, Inc.	32,994	3,550,814
Toast, Inc., Class A(b)(c)	67,122	3,027,202
Tradeweb Markets, Inc., Class A	17,437	2,151,028
Travelers Cos., Inc. (The)	33,931	9,212,606
Truist Financial Corp.	196,116	9,182,151
U.S. Bancorp	233,329	11,393,455
Visa, Inc., Class A	256,235	90,138,348
W.R. Berkley Corp.	45,451	3,258,382
Wells Fargo & Co.	482,284	39,634,099
Willis Towers Watson PLC	14,848	4,852,178
		1,161,854,542
Health Care-9.11%
Abbott Laboratories	260,556	34,565,359
AbbVie, Inc.	264,535	55,658,164
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco MSCI USA ETF (PBUS)—(continued)
August 31, 2025
	Shares	Value
Health Care-(continued)
Agilent Technologies, Inc.	42,541	$5,345,702
Align Technology, Inc.(b)	10,312	1,463,891
Alnylam Pharmaceuticals, Inc.(b)	19,527	8,719,001
Amgen, Inc.	80,525	23,167,848
Baxter International, Inc.	76,853	1,897,501
Becton, Dickinson and Co.	42,922	8,283,087
Biogen, Inc.(b)	21,943	2,901,303
BioMarin Pharmaceutical, Inc.(b)	28,721	1,673,573
Boston Scientific Corp.(b)	221,562	23,374,791
Bristol-Myers Squibb Co.	304,770	14,379,049
Cardinal Health, Inc.	35,745	5,318,141
Cencora, Inc.	27,575	8,041,146
Centene Corp.(b)	74,520	2,164,061
Cigna Group (The)	40,007	12,036,906
Cooper Cos., Inc. (The)(b)	29,880	2,013,763
CVS Health Corp.	189,447	13,858,048
Danaher Corp.	96,461	19,853,603
DaVita, Inc.(b)	6,219	856,729
DexCom, Inc.(b)	58,721	4,424,040
Edwards Lifesciences Corp.(b)	87,849	7,145,638
Elevance Health, Inc.	33,834	10,781,204
Eli Lilly and Co.	120,642	88,379,916
GE HealthCare Technologies, Inc.	68,572	5,055,813
Gilead Sciences, Inc.	186,290	21,045,181
HCA Healthcare, Inc.	27,021	10,915,403
Hologic, Inc.(b)	33,372	2,239,929
Humana, Inc.	18,074	5,488,351
IDEXX Laboratories, Inc.(b)	12,043	7,792,905
Illumina, Inc.(b)	23,708	2,369,852
Incyte Corp.(b)	24,641	2,084,875
Insulet Corp.(b)	10,539	3,581,995
Intuitive Surgical, Inc.(b)	53,676	25,404,582
IQVIA Holdings, Inc.(b)	25,908	4,943,505
Johnson & Johnson	360,330	63,839,666
Labcorp Holdings, Inc.	12,534	3,484,327
McKesson Corp.	18,736	12,864,887
Medtronic PLC	191,881	17,808,476
Merck & Co., Inc.	376,049	31,633,242
Mettler-Toledo International, Inc.(b)	3,113	4,050,137
Molina Healthcare, Inc.(b)	8,118	1,467,978
Natera, Inc.(b)	19,428	3,268,761
Neurocrine Biosciences, Inc.(b)(c)	14,821	2,069,012
Pfizer, Inc.	851,434	21,081,506
Quest Diagnostics, Inc.	16,718	3,036,657
Regeneron Pharmaceuticals, Inc.	15,897	9,231,388
ResMed, Inc.	21,958	6,027,691
Revvity, Inc.(c)	17,651	1,590,532
Royalty Pharma PLC, Class A	56,794	2,043,448
Solventum Corp.(b)	23,318	1,704,313
STERIS PLC	14,733	3,610,469
Stryker Corp.	51,510	20,161,529
Thermo Fisher Scientific, Inc.	56,533	27,854,940
United Therapeutics Corp.(b)	6,417	1,955,645
UnitedHealth Group, Inc.	135,852	42,096,459
Universal Health Services, Inc., Class B	8,566	1,555,414
Veeva Systems, Inc., Class A(b)	23,248	6,258,362
Vertex Pharmaceuticals, Inc.(b)	38,456	15,037,065
Waters Corp.(b)	8,914	2,690,245
West Pharmaceutical Services, Inc.	10,759	2,656,935
	Shares	Value
Health Care-(continued)
Zimmer Biomet Holdings, Inc.	29,630	$3,143,743
Zoetis, Inc.	66,675	10,427,970
		769,875,652
Industrials-8.64%
3M Co.	80,597	12,535,251
AECOM	19,813	2,474,446
Allegion PLC	12,886	2,188,043
AMETEK, Inc.	34,577	6,389,830
Automatic Data Processing, Inc.	60,792	18,483,808
Axon Enterprise, Inc.(b)	11,076	8,276,984
Boeing Co. (The)(b)	112,920	26,500,066
Booz Allen Hamilton Holding Corp.(c)	18,583	2,020,344
Broadridge Financial Solutions, Inc.	17,590	4,496,356
Builders FirstSource, Inc.(b)	16,550	2,295,154
C.H. Robinson Worldwide, Inc.	17,780	2,288,286
Carlisle Cos., Inc.	6,478	2,499,795
Carrier Global Corp.	115,550	7,533,860
Caterpillar, Inc.	70,434	29,514,663
Cintas Corp.	54,423	11,430,463
CNH Industrial N.V.(c)	130,979	1,499,710
Copart, Inc.(b)	137,567	6,714,645
CSX Corp.	281,329	9,146,006
Cummins, Inc.	20,631	8,220,216
Deere & Co.	38,530	18,441,999
Delta Air Lines, Inc.	24,447	1,510,336
Dover Corp.	20,533	3,672,532
Eaton Corp. PLC	58,600	20,459,604
EMCOR Group, Inc.	6,702	4,155,240
Emerson Electric Co.	84,239	11,119,548
Equifax, Inc.	18,601	4,581,426
Expeditors International of Washington, Inc.	20,510	2,472,275
Fastenal Co.	171,759	8,529,552
FedEx Corp.	34,089	7,876,945
Ferguson Enterprises, Inc.	29,530	6,825,859
Fortive Corp.	50,764	2,429,565
GE Vernova, Inc.	40,874	25,054,536
General Dynamics Corp.	34,166	11,089,259
General Electric Co.	159,702	43,949,990
Graco, Inc.	25,030	2,137,312
HEICO Corp.(c)	6,594	2,057,460
HEICO Corp., Class A(c)	11,328	2,775,473
Honeywell International, Inc.	96,247	21,126,216
Howmet Aerospace, Inc.	57,431	9,998,737
Hubbell, Inc.	7,994	3,445,334
IDEX Corp.	11,313	1,860,988
Illinois Tool Works, Inc.	41,686	11,032,200
Ingersoll Rand, Inc.	60,423	4,799,399
J.B. Hunt Transport Services, Inc.	11,597	1,681,449
Jacobs Solutions, Inc.	17,968	2,627,461
Johnson Controls International PLC	98,549	10,533,903
L3Harris Technologies, Inc.	27,996	7,772,249
Leidos Holdings, Inc.	18,314	3,313,369
Lennox International, Inc.	4,783	2,668,244
Lockheed Martin Corp.	31,580	14,388,795
Masco Corp.	31,590	2,318,390
Nordson Corp.	8,040	1,809,724
Norfolk Southern Corp.	33,761	9,452,405
Northrop Grumman Corp.	20,477	12,082,249
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco MSCI USA ETF (PBUS)—(continued)
August 31, 2025
	Shares	Value
Industrials-(continued)
Old Dominion Freight Line, Inc.	28,482	$4,299,928
Otis Worldwide Corp.	59,106	5,105,576
Owens Corning	12,736	1,912,565
PACCAR, Inc.	78,618	7,860,228
Parker-Hannifin Corp.	19,137	14,531,681
Paychex, Inc.	48,554	6,771,098
Paycom Software, Inc.	7,792	1,769,953
Pentair PLC	24,640	2,649,539
Quanta Services, Inc.	22,193	8,388,066
Republic Services, Inc.	32,759	7,664,623
Rocket Lab Corp.(b)(c)	64,606	3,139,852
Rockwell Automation, Inc.	16,880	5,797,098
Rollins, Inc.	43,547	2,462,147
RTX Corp.	200,070	31,731,102
Snap-on, Inc.	7,832	2,547,280
SS&C Technologies Holdings, Inc.	33,245	2,947,502
Textron, Inc.	27,037	2,167,286
Trane Technologies PLC	33,398	13,880,209
TransDigm Group, Inc.	8,412	11,767,379
TransUnion	29,225	2,583,490
Uber Technologies, Inc.(b)	297,512	27,891,750
U-Haul Holding Co., Series N	14,536	759,361
Union Pacific Corp.	89,477	20,004,373
United Airlines Holdings, Inc.(b)	12,227	1,283,835
United Parcel Service, Inc., Class B	109,882	9,608,082
United Rentals, Inc.(c)	9,735	9,309,970
Veralto Corp.	37,120	3,941,773
Verisk Analytics, Inc.	20,950	5,617,114
Vertiv Holdings Co., Class A	54,219	6,915,633
W.W. Grainger, Inc.	6,834	6,926,259
Wabtec Corp.	25,628	4,959,018
Waste Connections, Inc.	38,696	7,151,408
Waste Management, Inc.	60,265	13,643,393
Watsco, Inc.(c)	5,225	2,102,435
Xylem, Inc.	36,445	5,159,154
		729,808,109
Information Technology-33.17%
Accenture PLC, Class A (Ireland)(c)	93,278	24,249,482
Adobe, Inc.(b)	63,527	22,660,081
Advanced Micro Devices, Inc.(b)	242,821	39,489,979
Akamai Technologies, Inc.(b)	21,895	1,732,551
Amphenol Corp., Class A	181,149	19,719,880
Analog Devices, Inc.	74,317	18,676,605
Apple, Inc.	2,236,773	519,244,484
Applied Materials, Inc.	120,181	19,320,298
AppLovin Corp., Class A(b)	34,561	16,540,549
Arista Networks, Inc.(b)	159,873	21,830,658
Atlassian Corp., Class A(b)	24,929	4,431,878
Autodesk, Inc.(b)	32,048	10,085,506
Bentley Systems, Inc., Class B(c)	24,040	1,337,826
Broadcom, Inc.	669,168	199,003,872
Cadence Design Systems, Inc.(b)	40,890	14,329,083
CDW Corp.	19,721	3,249,232
Cisco Systems, Inc.	595,785	41,162,786
Cloudflare, Inc., Class A(b)	46,509	9,706,893
Cognizant Technology Solutions Corp., Class A	73,823	5,333,712
Corning, Inc.	121,850	8,167,606
CrowdStrike Holdings, Inc., Class A(b)	37,326	15,815,026
	Shares	Value
Information Technology-(continued)
Datadog, Inc., Class A(b)	43,063	$5,885,851
DocuSign, Inc.(b)	30,261	2,319,808
Dynatrace, Inc.(b)	45,192	2,286,715
Entegris, Inc.(c)	22,673	1,898,637
F5, Inc.(b)	8,602	2,693,630
Fair Isaac Corp.(b)	3,646	5,547,900
First Solar, Inc.(b)(c)	15,258	2,978,209
Fortinet, Inc.(b)	97,435	7,674,955
Gartner, Inc.(b)	11,526	2,895,216
Gen Digital, Inc.	78,952	2,384,350
GoDaddy, Inc., Class A(b)	21,339	3,164,787
Hewlett Packard Enterprise Co.	196,517	4,435,389
HP, Inc.	140,664	4,014,551
HubSpot, Inc.(b)	7,502	3,624,741
Intel Corp.	653,248	15,906,589
International Business Machines Corp.	139,186	33,890,399
Intuit, Inc.	41,775	27,863,925
Jabil, Inc.	16,071	3,291,823
Keysight Technologies, Inc.(b)	25,775	4,212,408
KLA Corp.	19,804	17,269,088
Lam Research Corp.	191,560	19,184,734
Marvell Technology, Inc.	129,123	8,117,317
Microchip Technology, Inc.	80,822	5,253,430
Micron Technology, Inc.	167,598	19,945,838
Microsoft Corp.	1,057,436	535,792,247
MongoDB, Inc.(b)	12,237	3,862,120
Monolithic Power Systems, Inc.	7,170	5,992,399
Motorola Solutions, Inc.	24,998	11,810,555
NetApp, Inc.	30,007	3,384,490
Nutanix, Inc., Class A(b)	38,139	2,563,322
NVIDIA Corp.	3,654,119	636,474,447
NXP Semiconductors N.V. (Netherlands)	37,834	8,885,315
Okta, Inc.(b)(c)	25,035	2,322,497
ON Semiconductor Corp.(b)	62,582	3,103,441
Oracle Corp.	253,709	57,371,216
Palantir Technologies, Inc., Class A(b)	339,092	53,139,107
Palo Alto Networks, Inc.(b)	99,859	19,025,137
PTC, Inc.(b)	17,963	3,835,101
Pure Storage, Inc., Class A(b)	46,499	3,608,787
QUALCOMM, Inc.	161,997	26,037,778
Roper Technologies, Inc.	16,101	8,474,117
Salesforce, Inc.	143,169	36,687,056
Samsara, Inc., Class A(b)(c)	42,452	1,534,215
Seagate Technology Holdings PLC	31,781	5,320,139
ServiceNow, Inc.(b)	31,023	28,462,362
Snowflake, Inc., Class A(b)	47,470	11,329,190
Strategy, Inc., Class A(b)	39,097	13,074,428
Super Micro Computer, Inc.(b)(c)	75,973	3,155,918
Synopsys, Inc.(b)	27,765	16,756,733
TE Connectivity PLC (Switzerland)	44,411	9,170,872
Teledyne Technologies, Inc.(b)	7,017	3,776,339
Teradyne, Inc.	24,025	2,840,716
Texas Instruments, Inc.	136,052	27,547,809
Trimble, Inc.(b)	35,731	2,887,779
Twilio, Inc., Class A(b)(c)	22,864	2,414,667
Tyler Technologies, Inc.(b)	6,458	3,635,079
VeriSign, Inc.	12,655	3,459,497
Western Digital Corp.	52,248	4,197,604
Workday, Inc., Class A(b)	32,348	7,466,565
Zebra Technologies Corp., Class A(b)	7,615	2,414,640
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco MSCI USA ETF (PBUS)—(continued)
August 31, 2025
	Shares	Value
Information Technology-(continued)
Zoom Communications, Inc., Class A(b)	37,030	$3,014,983
Zscaler, Inc.(b)	15,156	4,198,970
		2,801,855,914
Materials-2.00%
Air Products and Chemicals, Inc.	33,327	9,801,804
Amcor PLC	343,161	2,961,479
Avery Dennison Corp.	11,707	2,009,507
Ball Corp.	39,470	2,077,701
CF Industries Holdings, Inc.	24,263	2,101,904
Corteva, Inc.	102,162	7,579,399
CRH PLC	101,237	11,434,719
Crown Holdings, Inc.	17,430	1,732,193
Dow, Inc.	105,858	2,607,283
DuPont de Nemours, Inc.	62,675	4,820,961
Ecolab, Inc.	38,212	10,586,252
Freeport-McMoRan, Inc.	215,084	9,549,730
International Flavors & Fragrances, Inc.	38,307	2,586,106
International Paper Co.	75,104	3,731,167
Linde PLC	70,496	33,717,532
LyondellBasell Industries N.V., Class A	38,505	2,169,757
Martin Marietta Materials, Inc.	9,028	5,564,859
Newmont Corp.	164,874	12,266,626
Nucor Corp.	34,558	5,139,811
Packaging Corp. of America	13,477	2,937,447
PPG Industries, Inc.	33,996	3,781,375
Reliance, Inc.	7,876	2,328,618
RPM International, Inc.	19,233	2,410,087
Sherwin-Williams Co. (The)	35,654	13,043,303
Smurfit WestRock PLC	78,176	3,702,415
Steel Dynamics, Inc.	21,120	2,765,030
Vulcan Materials Co.	19,784	5,760,309
		169,167,374
Real Estate-2.08%
Alexandria Real Estate Equities, Inc.	23,315	1,922,089
American Homes 4 Rent, Class A	49,807	1,784,087
American Tower Corp.	70,107	14,291,312
AvalonBay Communities, Inc.	21,321	4,175,718
BXP, Inc.	22,524	1,633,215
Camden Property Trust	15,999	1,791,568
CBRE Group, Inc., Class A(b)	44,644	7,237,685
CoStar Group, Inc.(b)	63,181	5,654,068
Crown Castle, Inc.	65,215	6,465,415
Digital Realty Trust, Inc.	50,438	8,455,426
Equinix, Inc.	14,650	11,517,684
Equity LifeStyle Properties, Inc.	27,200	1,639,888
Equity Residential	54,054	3,574,051
Essex Property Trust, Inc.	9,643	2,605,635
Extra Space Storage, Inc.	31,780	4,562,972
Gaming and Leisure Properties, Inc.	41,159	1,976,044
Healthpeak Properties, Inc.	104,042	1,866,513
Invitation Homes, Inc.	87,205	2,728,644
Iron Mountain, Inc.	44,185	4,079,601
Kimco Realty Corp.	101,310	2,278,462
Mid-America Apartment Communities, Inc.	17,530	2,556,225
Prologis, Inc.	138,966	15,811,552
Public Storage	23,646	6,965,875
Realty Income Corp.	135,245	7,946,996
Regency Centers Corp.	25,826	1,872,385
SBA Communications Corp., Class A	16,091	3,296,241
	Shares	Value
Real Estate-(continued)
Simon Property Group, Inc.	48,883	$8,831,203
Sun Communities, Inc.(c)	19,116	2,425,247
UDR, Inc.	47,134	1,865,092
Ventas, Inc.	67,598	4,602,072
VICI Properties, Inc.	158,250	5,345,685
W.P. Carey, Inc.	32,793	2,200,410
Welltower, Inc.	97,935	16,480,502
Weyerhaeuser Co.	108,616	2,809,896
Zillow Group, Inc., Class C(b)(c)	24,714	2,083,637
		175,333,095
Utilities-2.28%
Alliant Energy Corp.	38,468	2,503,113
Ameren Corp.	41,308	4,121,712
American Electric Power Co., Inc.	79,999	8,881,489
American Water Works Co., Inc.	29,205	4,191,210
Atmos Energy Corp.(c)	23,788	3,951,900
CenterPoint Energy, Inc.	97,753	3,686,266
CMS Energy Corp.	44,797	3,206,121
Consolidated Edison, Inc.	53,956	5,300,098
Constellation Energy Corp.	46,937	14,455,657
Dominion Energy, Inc.	127,714	7,650,069
DTE Energy Co.	31,078	4,246,809
Duke Energy Corp.	116,401	14,257,958
Edison International	57,622	3,234,323
Entergy Corp.	66,842	5,888,112
Essential Utilities, Inc.	41,983	1,658,748
Evergy, Inc.	34,459	2,455,548
Eversource Energy	55,020	3,525,131
Exelon Corp.	151,188	6,603,892
FirstEnergy Corp.	82,114	3,581,813
NextEra Energy, Inc.	308,299	22,212,943
NiSource, Inc.	70,493	2,979,739
NRG Energy, Inc.	29,280	4,261,997
PG&E Corp.	329,123	5,028,999
PPL Corp.	110,711	4,037,630
Public Service Enterprise Group, Inc.	74,729	6,152,439
Sempra	97,668	8,063,470
Southern Co. (The)(c)	164,594	15,192,026
Vistra Corp.	50,818	9,610,192
WEC Energy Group, Inc.	47,793	5,090,432
Xcel Energy, Inc.	86,376	6,252,759
		192,282,595
Total Common Stocks & Other Equity Interests (Cost $7,129,933,201)		8,440,338,337
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $855,914)	855,914	855,914
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $7,130,789,115)		8,441,194,251
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco MSCI USA ETF (PBUS)—(continued)
August 31, 2025
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.26%
Invesco Private Government Fund, 4.28%(d)(e)(f)	29,652,252	$29,652,252
Invesco Private Prime Fund, 4.46%(d)(e)(f)	77,011,016	77,034,119
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $106,682,904)		106,686,371
TOTAL INVESTMENTS IN SECURITIES-101.18% (Cost $7,237,472,019)		8,547,880,622
OTHER ASSETS LESS LIABILITIES-(1.18)%		(99,926,774)
NET ASSETS-100.00%		$8,447,953,848

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$109,567,278	$(108,711,364)	$-	$-	$855,914	$116,289
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,682,463	284,809,689	(274,839,900)	-	-	29,652,252	975,938 *
Invesco Private Prime Fund	48,906,162	565,452,606	(537,317,853)	875	(7,671)	77,034,119	2,617,964 *
Total	$68,588,625	$959,829,573	$(920,869,117)	$875	$(7,671)	$107,542,285	$3,710,191

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Russell 1000 Equal Weight ETF (EQAL)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-7.28%
Alphabet, Inc., Class A	2,444	$520,352
AST SpaceMobile, Inc.(b)(c)	69,769	3,414,495
AT&T, Inc.	112,485	3,294,686
Charter Communications, Inc., Class A(b)	8,180	2,172,444
Comcast Corp., Class A	90,136	3,061,920
Electronic Arts, Inc.	2,371	407,693
Fox Corp., Class A	6,550	391,035
Frontier Communications Parent, Inc.(b)	85,392	3,166,335
GCI Liberty, Inc., Class C(b)(c)	6,832	250,325
IAC, Inc.(b)(c)	11,265	412,524
Interpublic Group of Cos., Inc. (The)	15,527	416,745
Iridium Communications, Inc.	107,445	2,674,306
Liberty Broadband Corp.(b)(d)	22,093	0
Liberty Broadband Corp., Class C(b)	34,287	2,086,707
Liberty Global Ltd., Class A (Belgium)(b)	319,172	3,747,079
Liberty Media Corp.-Liberty Formula One(b)	3,516	351,248
Liberty Media Corp.-Liberty Live, Series C(b)	4,521	440,255
Live Nation Entertainment, Inc.(b)(c)	2,419	402,739
Madison Square Garden Sports Corp., Class A(b)	1,877	371,346
Match Group, Inc.	13,831	516,450
Meta Platforms, Inc., Class A	602	444,697
Millicom International Cellular S.A. (Guatemala)	84,073	4,061,567
Netflix, Inc.(b)	295	356,434
New York Times Co. (The), Class A	6,629	396,679
News Corp., Class A	12,772	375,625
Nexstar Media Group, Inc., Class A(c)	2,151	439,944
Omnicom Group, Inc.(c)	5,164	404,496
Pinterest, Inc., Class A(b)	11,922	436,703
Reddit, Inc., Class A(b)	2,990	672,989
Roblox Corp., Class A(b)	3,493	435,193
Roku, Inc., Class A(b)	38,186	3,687,240
Sirius XM Holdings, Inc.(c)	16,675	394,197
Spotify Technology S.A. (Sweden)(b)	505	344,349
Take-Two Interactive Software, Inc.(b)	1,503	350,605
TKO Group Holdings, Inc.	2,037	386,134
T-Mobile US, Inc.	14,066	3,544,491
Trade Desk, Inc. (The), Class A(b)	5,221	285,380
Trump Media & Technology Group Corp.(b)(c)	22,331	391,462
Verizon Communications, Inc.	74,220	3,282,751
Walt Disney Co. (The)	3,042	360,112
Warner Bros. Discovery, Inc.(b)	33,906	394,666
ZoomInfo Technologies, Inc., Class A(b)(c)	42,576	464,078
		50,008,476
Consumer Discretionary-7.35%
ADT, Inc.	36,391	316,966
Airbnb, Inc., Class A(b)	2,711	353,867
Amazon.com, Inc.(b)	1,686	386,094
Amer Sports, Inc. (Finland)(b)	9,905	389,465
Aptiv PLC (Jersey)(b)	5,298	421,350
Aramark	8,934	349,409
AutoNation, Inc.(b)	1,961	429,616
AutoZone, Inc.(b)	106	445,044
Bath & Body Works, Inc.	12,955	378,416
Best Buy Co., Inc.	5,290	389,556
	Shares	Value
Consumer Discretionary-(continued)
Birkenstock Holding PLC (Germany)(b)(c)	6,820	$355,527
Booking Holdings, Inc.	71	397,533
BorgWarner, Inc.	11,002	470,446
Boyd Gaming Corp.	4,713	404,658
Bright Horizons Family Solutions, Inc.(b)(c)	2,934	346,329
Brunswick Corp.	5,336	339,316
Burlington Stores, Inc.(b)	1,577	458,402
Caesars Entertainment, Inc.(b)(c)	12,914	345,708
CarMax, Inc.(b)	5,572	341,842
Carnival Corp.(b)	16,052	511,898
Carvana Co.(b)	1,227	456,346
Cava Group, Inc.(b)(c)	4,814	325,186
Chewy, Inc., Class A(b)	8,625	353,280
Chipotle Mexican Grill, Inc.(b)	6,915	291,398
Choice Hotels International, Inc.(c)	2,901	346,902
Churchill Downs, Inc.	3,623	375,814
Columbia Sportswear Co.	5,967	332,481
Coupang, Inc. (South Korea)(b)	12,620	360,680
Crocs, Inc.(b)(c)	3,580	312,176
D.R. Horton, Inc.	3,019	511,660
Darden Restaurants, Inc.	1,609	332,966
Deckers Outdoor Corp.(b)	3,549	424,567
Dell Technologies, Inc., Class C	3,597	439,374
Dick’s Sporting Goods, Inc.(c)	2,101	447,093
Dillard’s, Inc., Class A	920	490,250
Domino’s Pizza, Inc.	804	368,473
DoorDash, Inc., Class A(b)	1,922	471,370
DraftKings, Inc., Class A(b)	9,050	434,219
Duolingo, Inc.(b)	747	222,501
Dutch Bros, Inc., Class A(b)	5,134	368,775
eBay, Inc.	4,723	427,951
Etsy, Inc.(b)	6,480	343,505
Expedia Group, Inc.	2,253	483,944
Five Below, Inc.(b)	2,907	421,806
Floor & Decor Holdings, Inc., Class A(b)(c)	4,856	397,804
Flutter Entertainment PLC (United Kingdom)(b)(c)	1,391	427,273
Ford Motor Co.	34,362	404,441
GameStop Corp., Class A(b)	15,290	342,649
Gap, Inc. (The)	17,179	378,110
Garmin Ltd.	1,906	460,909
General Motors Co.	7,453	436,671
Gentex Corp.(c)	17,116	479,419
Genuine Parts Co.	3,016	420,219
Grand Canyon Education, Inc.(b)	1,904	383,789
H&R Block, Inc.	6,501	327,325
Harley-Davidson, Inc.	15,336	446,584
Hasbro, Inc.	5,277	428,334
Hilton Worldwide Holdings, Inc.	1,449	400,011
Home Depot, Inc. (The)	1,033	420,193
Hyatt Hotels Corp., Class A	2,704	390,133
Las Vegas Sands Corp.	8,767	505,242
Lear Corp.	4,140	455,400
Lennar Corp., Class A(c)	3,544	471,848
Light & Wonder, Inc.(b)(c)	4,163	384,953
Lithia Motors, Inc., Class A	1,096	369,001
LKQ Corp.	9,722	317,132
Lowe’s Cos., Inc.	1,791	462,185
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2025
	Shares	Value
Consumer Discretionary-(continued)
Lucid Group, Inc.(b)(c)	161,433	$319,637
lululemon athletica, inc.(b)	1,567	316,847
Macy’s, Inc.	32,374	428,308
Marriott International, Inc., Class A	1,393	373,129
Mattel, Inc.(b)	18,893	345,742
McDonald’s Corp.	1,236	387,535
MGM Resorts International(b)	10,560	419,126
Mohawk Industries, Inc.(b)	3,024	401,255
Murphy USA, Inc.	881	331,697
Newell Brands, Inc.	65,879	390,004
NIKE, Inc., Class B	6,157	476,367
Norwegian Cruise Line Holdings Ltd.(b)	19,919	494,788
NVR, Inc.(b)	54	438,353
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	2,980	377,983
On Holding AG, Class A (Switzerland)(b)	6,910	311,503
O’Reilly Automotive, Inc.(b)	4,059	420,837
PENN Entertainment, Inc.(b)(c)	20,739	419,550
Penske Automotive Group, Inc.	2,103	387,814
Planet Fitness, Inc., Class A(b)	3,327	348,670
Pool Corp.	1,256	390,252
PulteGroup, Inc.	3,694	487,682
PVH Corp.	5,812	490,068
QuantumScape Corp.(b)(c)	83,027	658,404
Ralph Lauren Corp.	1,340	397,886
Restaurant Brands International, Inc. (Canada)(c)	5,422	343,375
RH(b)(c)	1,897	428,096
Rivian Automotive, Inc., Class A(b)(c)	26,026	353,173
Ross Stores, Inc.	2,797	411,607
Royal Caribbean Cruises Ltd.(c)	1,370	497,611
Service Corp. International	4,578	362,807
SharkNinja, Inc.(b)(c)	4,106	480,238
Skechers U.S.A., Inc., Class A(b)	5,741	362,142
Somnigroup International, Inc.	5,843	490,520
Starbucks Corp.	3,882	342,354
Tapestry, Inc.	4,254	433,142
Tesla, Inc.(b)	1,112	371,263
Texas Roadhouse, Inc.	1,855	320,080
Thor Industries, Inc.(c)	4,313	472,705
TJX Cos., Inc. (The)	2,926	399,721
Toll Brothers, Inc.	3,566	495,674
TopBuild Corp.(b)	995	418,656
Tractor Supply Co.	6,889	425,465
Travel + Leisure Co.	7,333	463,519
Ulta Beauty, Inc.(b)	803	395,662
Under Armour, Inc., Class A(b)(c)	58,083	290,415
V.F. Corp.	30,473	461,056
Vail Resorts, Inc.(c)	2,308	378,050
Valvoline, Inc.(b)	9,832	381,285
Viking Holdings Ltd.(b)	7,366	468,625
Wayfair, Inc., Class A(b)(c)	7,375	550,175
Wendy’s Co. (The)	31,633	335,626
Whirlpool Corp.(c)	3,902	363,471
Williams-Sonoma, Inc.	2,353	442,811
Wingstop, Inc.	1,023	335,667
Wyndham Hotels & Resorts, Inc.	4,496	389,399
Wynn Resorts Ltd.(c)	4,212	533,871
	Shares	Value
Consumer Discretionary-(continued)
YETI Holdings, Inc.(b)(c)	12,236	$430,218
Yum! Brands, Inc.	2,591	380,799
		50,506,499
Consumer Staples-8.45%
Albertson’s Cos., Inc., Class A	51,189	996,138
Altria Group, Inc.	17,879	1,201,648
Archer-Daniels-Midland Co.	20,139	1,261,507
BellRing Brands, Inc.(b)	17,514	718,950
BJ’s Wholesale Club Holdings, Inc., Class C(b)	3,309	323,223
Boston Beer Co., Inc. (The), Class A(b)	5,280	1,167,355
Brown-Forman Corp., Class B	42,059	1,259,246
Bunge Global S.A.	12,443	1,047,949
Campbell’s Co. (The)(c)	33,404	1,066,590
Casey’s General Stores, Inc.	2,100	1,038,492
Celsius Holdings, Inc.(b)	24,504	1,540,812
Church & Dwight Co., Inc.	11,267	1,049,634
Clorox Co. (The)	8,931	1,055,644
Coca-Cola Co. (The)	15,609	1,076,865
Coca-Cola Consolidated, Inc.	10,156	1,190,689
Colgate-Palmolive Co.	12,243	1,029,269
Conagra Brands, Inc.	49,513	947,184
Constellation Brands, Inc., Class A	6,741	1,091,638
Costco Wholesale Corp.	369	348,085
Coty, Inc., Class A(b)(c)	74,819	320,225
Darling Ingredients, Inc.(b)	27,594	937,092
Dollar General Corp.	3,191	347,053
Dollar Tree, Inc.(b)	3,675	401,200
e.l.f. Beauty, Inc.(b)(c)	2,934	366,750
Estee Lauder Cos., Inc. (The), Class A	4,797	440,029
Flowers Foods, Inc.	66,937	1,006,732
Freshpet, Inc.(b)(c)	14,832	827,922
General Mills, Inc.	20,090	991,040
Hershey Co. (The)(c)	6,365	1,169,569
Hormel Foods Corp.	35,254	896,862
Ingredion, Inc.	7,772	1,006,785
J.M. Smucker Co. (The)	11,247	1,242,906
Kellanova	13,473	1,071,104
Kenvue, Inc.	49,802	1,031,399
Keurig Dr Pepper, Inc.	32,024	931,578
Kimberly-Clark Corp.	8,444	1,090,458
Kraft Heinz Co. (The)	41,408	1,158,182
Kroger Co. (The)	16,469	1,117,257
Lamb Weston Holdings, Inc.	19,989	1,149,967
Maplebear, Inc.(b)	9,613	416,916
McCormick & Co., Inc.	14,531	1,022,546
Molson Coors Beverage Co., Class B	21,788	1,100,076
Mondelez International, Inc., Class A	16,278	1,000,120
Monster Beverage Corp.(b)	16,838	1,050,860
PepsiCo, Inc.	8,364	1,243,309
Performance Food Group Co.(b)	12,703	1,288,084
Philip Morris International, Inc.	5,826	973,699
Pilgrim’s Pride Corp.	23,174	1,030,084
Post Holdings, Inc.(b)	9,446	1,068,815
Primo Brands Corp.	35,436	889,798
Procter & Gamble Co. (The)	6,733	1,057,350
Reynolds Consumer Products, Inc.	51,288	1,190,394
Seaboard Corp.	388	1,540,050
Smithfield Foods, Inc.	46,203	1,174,942
Sprouts Farmers Market, Inc.(b)	6,571	923,488
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2025
	Shares	Value
Consumer Staples-(continued)
Sysco Corp.	14,598	$1,174,701
Target Corp.	3,767	361,557
Tyson Foods, Inc., Class A	19,884	1,129,014
US Foods Holding Corp.(b)	14,342	1,112,939
Walmart, Inc.	3,768	365,421
		58,029,191
Energy-8.27%
Antero Midstream Corp.	81,183	1,444,246
Antero Resources Corp.(b)	34,412	1,098,431
APA Corp.(c)	72,767	1,689,650
Baker Hughes Co., Class A	37,749	1,713,805
Cheniere Energy, Inc.	6,261	1,514,035
Chevron Corp.	20,432	3,281,379
Chord Energy Corp.	14,067	1,545,823
Civitas Resources, Inc.	46,231	1,700,376
ConocoPhillips	15,745	1,558,283
Coterra Energy, Inc.	55,272	1,350,848
Devon Energy Corp.	43,403	1,566,848
Diamondback Energy, Inc.	9,936	1,478,079
DT Midstream, Inc.	13,984	1,456,853
EOG Resources, Inc.	11,936	1,489,851
EQT Corp.	24,904	1,291,023
Expand Energy Corp.	12,253	1,185,845
Exxon Mobil Corp.	13,049	1,491,370
Halliburton Co.	66,341	1,507,931
HF Sinclair Corp.	35,473	1,804,866
Kinder Morgan, Inc.	53,357	1,439,572
Marathon Petroleum Corp.	8,783	1,578,393
Matador Resources Co.	28,928	1,456,814
NOV, Inc.	107,360	1,426,814
Occidental Petroleum Corp.	32,583	1,551,277
ONEOK, Inc.	18,134	1,385,075
Ovintiv, Inc.	35,847	1,509,876
Permian Resources Corp.	100,613	1,437,760
Phillips 66	11,788	1,574,641
Range Resources Corp.	34,751	1,190,917
Schlumberger N.V.	41,203	1,517,918
Targa Resources Corp.	8,690	1,457,834
TechnipFMC PLC (United Kingdom)	41,810	1,536,936
Texas Pacific Land Corp.	1,370	1,278,868
Valero Energy Corp.	10,554	1,604,313
Viper Energy, Inc., Class A	36,220	1,443,186
Weatherford International PLC	28,736	1,830,627
Williams Cos., Inc. (The)	24,894	1,440,865
		56,831,228
Financials-10.23%
Affiliated Managers Group, Inc.	2,260	508,093
Affirm Holdings, Inc.(b)	4,803	424,873
Aflac, Inc.	3,986	425,944
AGNC Investment Corp.	44,153	430,933
Allstate Corp. (The)	2,090	425,211
Ally Financial, Inc.	11,099	455,614
American Express Co.	1,000	331,280
American Financial Group, Inc.	3,404	462,467
American International Group, Inc.	4,853	394,646
Ameriprise Financial, Inc.	809	416,481
Annaly Capital Management, Inc.(c)	22,354	473,681
Aon PLC, Class A	1,165	427,555
Apollo Global Management, Inc.	3,073	418,635
	Shares	Value
Financials-(continued)
Arch Capital Group Ltd.	4,529	$414,539
Ares Management Corp., Class A	2,445	438,144
Arthur J. Gallagher & Co.	1,365	413,254
Assurant, Inc.	2,139	461,190
Assured Guaranty Ltd.	4,777	392,669
AXIS Capital Holdings Ltd.	4,012	395,503
Bank of America Corp.	9,545	484,313
Bank of New York Mellon Corp. (The)	4,565	482,064
Bank OZK	9,306	488,286
Berkshire Hathaway, Inc., Class B(b)	864	434,575
BlackRock, Inc.	423	476,780
Blackstone, Inc., Class A	3,007	515,400
Block, Inc., Class A(b)(c)	4,695	373,910
Blue Owl Capital, Inc.	21,898	405,551
BOK Financial Corp.(c)	4,510	502,459
Brighthouse Financial, Inc.(b)	6,945	328,221
Brookfield Asset Management Ltd., Class A (Canada)(c)	7,483	450,177
Brown & Brown, Inc.	3,775	365,986
Capital One Financial Corp.	1,503	341,512
Carlyle Group, Inc. (The)	8,780	566,837
Cboe Global Markets, Inc.	1,908	450,193
Charles Schwab Corp. (The)	4,549	435,976
Chubb Ltd.	1,450	398,852
Cincinnati Financial Corp.	2,805	430,848
Citigroup, Inc.	5,326	514,332
Citizens Financial Group, Inc.	10,100	528,028
CME Group, Inc., Class A	1,503	400,565
CNA Financial Corp.(c)	9,064	449,121
Coinbase Global, Inc., Class A(b)	1,386	422,092
Columbia Banking System, Inc.	18,731	501,429
Comerica, Inc.	7,472	527,374
Commerce Bancshares, Inc.	6,767	419,148
Corebridge Financial, Inc.	12,551	436,398
Corpay, Inc.(b)	943	307,107
Credit Acceptance Corp.(b)(c)	813	418,475
Cullen/Frost Bankers, Inc.	3,308	426,831
East West Bancorp, Inc.	4,463	469,240
Equitable Holdings, Inc.	7,735	411,966
Euronet Worldwide, Inc.(b)	2,962	276,029
Evercore, Inc., Class A	1,673	537,953
Everest Group Ltd.	1,297	443,418
F.N.B. Corp.	30,315	505,957
FactSet Research Systems, Inc.	963	359,507
Fidelity National Financial, Inc.	7,729	462,735
Fidelity National Information Services, Inc.	3,682	257,040
Fifth Third Bancorp	10,773	493,080
First American Financial Corp.	7,233	477,378
First Citizens BancShares, Inc., Class A	232	460,267
First Hawaiian, Inc.	18,577	482,073
First Horizon Corp.	21,410	483,866
Fiserv, Inc.(b)	1,834	253,422
Franklin Resources, Inc.	19,035	488,438
Freedom Holding Corp. (Kazakhstan)(b)(c)	2,945	503,359
Global Payments, Inc.	3,888	345,332
Globe Life, Inc.	3,489	488,286
Goldman Sachs Group, Inc. (The)	683	509,006
Hamilton Lane, Inc., Class A	3,051	470,891
Hanover Insurance Group, Inc. (The)	2,451	425,199
Hartford Insurance Group, Inc. (The)	3,273	433,051
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2025
	Shares	Value
Financials-(continued)
Houlihan Lokey, Inc.	2,417	$481,587
Huntington Bancshares, Inc.	27,347	487,050
Interactive Brokers Group, Inc., Class A	7,932	493,688
Intercontinental Exchange, Inc.	2,273	401,412
Invesco Ltd.(e)	28,070	614,452
Jack Henry & Associates, Inc.	1,633	266,604
Janus Henderson Group PLC	11,390	504,805
Jefferies Financial Group, Inc.	7,852	509,202
JPMorgan Chase & Co.	1,493	450,020
Kemper Corp.	6,460	346,579
KeyCorp	26,086	505,025
Kinsale Capital Group, Inc.	909	415,822
KKR & Co., Inc., Class A	3,409	475,521
Lazard, Inc.(c)	9,488	542,334
Lincoln National Corp.	12,572	539,716
Loews Corp.	4,731	457,961
LPL Financial Holdings, Inc.	1,078	392,909
M&T Bank Corp.	2,388	481,564
Markel Group, Inc.(b)	219	429,034
MarketAxess Holdings, Inc.	1,850	340,104
Marsh & McLennan Cos., Inc.	1,909	392,891
Mastercard, Inc., Class A	552	328,600
MetLife, Inc.	5,206	423,560
MGIC Investment Corp.	15,173	422,265
Moody’s Corp.	889	453,177
Morgan Stanley	3,154	474,614
Morningstar, Inc.	1,352	354,792
Mr. Cooper Group, Inc.(b)	2,856	538,442
MSCI, Inc.	799	453,608
Nasdaq, Inc.	4,735	448,594
Northern Trust Corp.	3,761	493,744
NU Holdings Ltd., Class A (Brazil)(b)	34,124	505,035
Old Republic International Corp.	11,051	441,708
OneMain Holdings, Inc.(c)	7,919	489,869
PayPal Holdings, Inc.(b)	4,319	303,151
Pinnacle Financial Partners, Inc.	3,945	383,533
PNC Financial Services Group, Inc. (The)	2,381	493,915
Popular, Inc.	4,025	505,701
Primerica, Inc.	1,570	422,864
Principal Financial Group, Inc.	5,382	433,305
Progressive Corp. (The)	1,571	388,131
Prosperity Bancshares, Inc.	6,038	417,407
Prudential Financial, Inc.	4,141	454,102
Raymond James Financial, Inc.	2,815	476,974
Regions Financial Corp.	19,006	520,574
Reinsurance Group of America, Inc.	2,092	407,501
RenaissanceRe Holdings Ltd. (Bermuda)	1,667	405,064
Rithm Capital Corp.(c)	38,375	475,083
RLI Corp.	5,718	387,280
Robinhood Markets, Inc., Class A(b)	5,274	548,654
Rocket Cos., Inc., Class A(c)	29,960	532,389
Ryan Specialty Holdings, Inc., Class A	6,136	346,868
S&P Global, Inc.	833	456,851
SEI Investments Co.	4,913	433,720
Shift4 Payments, Inc., Class A(b)(c)	3,225	291,637
SLM Corp.	12,897	403,418
SoFi Technologies, Inc.(b)	26,902	687,077
SouthState Corp.	4,855	495,501
Starwood Property Trust, Inc.	20,390	413,305
State Street Corp.	4,206	483,564
	Shares	Value
Financials-(continued)
Stifel Financial Corp.	4,295	$495,171
Synchrony Financial	4,821	368,035
Synovus Financial Corp.	8,532	440,337
T. Rowe Price Group, Inc.	4,535	488,057
TFS Financial Corp.(c)	34,034	478,518
Toast, Inc., Class A(b)	9,738	439,184
TPG, Inc.	8,277	499,517
Tradeweb Markets, Inc., Class A	2,949	363,789
Travelers Cos., Inc. (The)	1,544	419,211
Truist Financial Corp.	10,498	491,516
U.S. Bancorp	9,937	485,224
Unum Group	5,214	364,250
UWM Holdings Corp.(c)	104,077	593,239
Virtu Financial, Inc., Class A	9,580	401,594
Visa, Inc., Class A	872	306,752
Voya Financial, Inc.	6,278	471,415
W.R. Berkley Corp.	5,620	402,898
Webster Financial Corp.	8,099	503,920
Wells Fargo & Co.	5,470	449,525
Western Alliance Bancorporation	5,771	516,793
Western Union Co. (The)(c)	35,096	304,282
WEX, Inc.(b)(c)	2,128	364,633
White Mountains Insurance Group Ltd.(c)	244	446,564
Willis Towers Watson PLC	1,405	459,140
Wintrust Financial Corp.	3,651	501,246
XP, Inc., Class A (Brazil)(c)	20,598	373,648
Zions Bancorporation N.A.	8,644	501,438
		70,284,798
Health Care-9.43%
Abbott Laboratories	4,302	570,703
AbbVie, Inc.	3,093	650,767
Acadia Healthcare Co., Inc.(b)(c)	26,471	607,774
Agilent Technologies, Inc.	4,930	619,504
Align Technology, Inc.(b)	3,132	444,619
Alnylam Pharmaceuticals, Inc.(b)	1,828	816,220
Amgen, Inc.	1,968	566,213
Apellis Pharmaceuticals, Inc.(b)	32,183	887,285
Avantor, Inc.(b)	42,863	577,365
Baxter International, Inc.	19,323	477,085
Becton, Dickinson and Co.	3,401	656,325
Biogen, Inc.(b)	4,499	594,858
BioMarin Pharmaceutical, Inc.(b)	10,378	604,726
Bio-Rad Laboratories, Inc., Class A(b)(c)	2,470	735,764
Bio-Techne Corp.	11,361	620,651
Boston Scientific Corp.(b)	5,621	593,016
Bristol-Myers Squibb Co.	12,162	573,803
Bristol-Myers Squibb Co., Rts., expiring 01/23/2031(b)(c)(d)	7,730	0
Bruker Corp.(c)	14,964	508,477
Cardinal Health, Inc.	3,442	512,101
Cencora, Inc.	3,585	1,045,422
Centene Corp.(b)	10,220	296,789
Certara, Inc.(b)(c)	53,889	584,157
Charles River Laboratories International, Inc.(b)	3,943	643,931
Chemed Corp.	1,054	482,679
Cigna Group (The)	1,810	544,575
Cooper Cos., Inc. (The)(b)	8,158	549,808
Corcept Therapeutics, Inc.(b)(c)	7,996	557,481
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2025
	Shares	Value
Health Care-(continued)
CVS Health Corp.	15,916	$1,164,255
Danaher Corp.	2,932	603,464
DaVita, Inc.(b)	4,195	577,903
DENTSPLY SIRONA, Inc.	36,991	528,971
DexCom, Inc.(b)	7,031	529,716
Doximity, Inc., Class A(b)	9,988	678,585
Edwards Lifesciences Corp.(b)	7,756	630,873
Elanco Animal Health, Inc.(b)(c)	42,731	784,114
Elevance Health, Inc.	1,532	488,172
Eli Lilly and Co.	731	535,516
Encompass Health Corp.	4,757	579,212
Envista Holdings Corp.(b)(c)	30,822	652,810
Exact Sciences Corp.(b)(c)	10,984	520,861
Exelixis, Inc.(b)	13,981	523,169
GE HealthCare Technologies, Inc.	7,924	584,237
Gilead Sciences, Inc.	5,275	595,917
Globus Medical, Inc., Class A(b)	9,931	608,472
Halozyme Therapeutics, Inc.(b)	10,768	787,679
HCA Healthcare, Inc.	1,512	610,788
Henry Schein, Inc.(b)	8,008	557,197
Hologic, Inc.(b)	8,966	601,798
Humana, Inc.	2,354	714,816
IDEXX Laboratories, Inc.(b)	1,100	711,799
Illumina, Inc.(b)	6,355	635,246
Incyte Corp.(b)	8,394	710,216
Insmed, Inc.(b)	5,762	784,208
Inspire Medical Systems, Inc.(b)(c)	4,345	407,083
Insulet Corp.(b)	1,890	642,373
Intuitive Surgical, Inc.(b)	1,118	529,144
Ionis Pharmaceuticals, Inc.(b)(c)	15,482	660,075
IQVIA Holdings, Inc.(b)	3,704	706,760
Jazz Pharmaceuticals PLC(b)(c)	5,263	672,348
Johnson & Johnson	3,800	673,246
Labcorp Holdings, Inc.	2,179	605,740
Masimo Corp.(b)(c)	3,502	489,264
McKesson Corp.	1,460	1,002,494
Medpace Holdings, Inc.(b)	1,888	897,763
Medtronic PLC	6,647	616,908
Merck & Co., Inc.	7,187	604,570
Mettler-Toledo International, Inc.(b)	276	359,087
Moderna, Inc.(b)(c)	22,584	544,049
Molina Healthcare, Inc.(b)	1,910	345,385
Natera, Inc.(b)	3,330	560,273
Neurocrine Biosciences, Inc.(b)	4,472	624,291
Organon & Co.	57,657	543,129
Penumbra, Inc.(b)	2,216	604,170
Perrigo Co. PLC	21,833	518,315
Pfizer, Inc.	23,854	590,625
QIAGEN N.V.	12,322	572,973
Quest Diagnostics, Inc.	3,169	575,617
Regeneron Pharmaceuticals, Inc.	1,116	648,061
Repligen Corp.(b)(c)	4,846	592,763
ResMed, Inc.	2,283	626,706
Revolution Medicines, Inc.(b)(c)	14,266	541,680
Revvity, Inc.(c)	6,032	543,544
Roivant Sciences Ltd.(b)(c)	49,794	594,042
Royalty Pharma PLC, Class A	16,427	591,044
Sarepta Therapeutics, Inc.(b)(c)	27,428	499,190
Solventum Corp.(b)	7,844	573,318
Sotera Health Co.(b)(c)	52,069	852,370
	Shares	Value
Health Care-(continued)
STERIS PLC	2,414	$591,575
Stryker Corp.	1,527	597,683
Summit Therapeutics, Inc.(b)(c)	28,323	671,255
Teleflex, Inc.	4,838	611,572
Tempus AI, Inc.(b)(c)	8,246	625,542
Tenet Healthcare Corp.(b)	3,397	626,169
Thermo Fisher Scientific, Inc.	1,460	719,371
Ultragenyx Pharmaceutical, Inc.(b)	15,090	452,096
United Therapeutics Corp.(b)	1,968	599,768
UnitedHealth Group, Inc.	1,852	573,879
Universal Health Services, Inc., Class B	3,325	603,754
Veeva Systems, Inc., Class A(b)	2,025	545,130
Vertex Pharmaceuticals, Inc.(b)	1,281	500,897
Viatris, Inc.	64,951	685,233
Viking Therapeutics, Inc.(b)(c)	21,769	588,851
Waters Corp.(b)	1,678	506,420
West Pharmaceutical Services, Inc.	2,631	649,726
Zimmer Biomet Holdings, Inc.	6,292	667,581
Zoetis, Inc.	3,674	574,614
		64,821,608
Industrials-10.05%
3M Co.	2,144	333,456
A.O. Smith Corp.	4,697	334,849
AAON, Inc.	4,127	342,335
Acuity, Inc.	1,068	348,670
Advanced Drainage Systems, Inc.	2,621	377,345
AECOM	2,683	335,080
AGCO Corp.	2,887	312,344
Air Lease Corp., Class A	5,253	316,283
Alaska Air Group, Inc.(b)	8,037	504,563
Allegion PLC	2,165	367,617
Allison Transmission Holdings, Inc.	3,212	280,440
Amentum Holdings, Inc.(b)	13,536	337,723
American Airlines Group, Inc.(b)	33,874	452,895
AMETEK, Inc.	1,666	307,877
API Group Corp.(b)	9,673	345,133
Applied Industrial Technologies, Inc.	1,308	344,763
Armstrong World Industries, Inc.	1,959	383,513
Automatic Data Processing, Inc.	966	293,712
Avis Budget Group, Inc.(b)(c)	2,759	436,557
Axon Enterprise, Inc.(b)	385	287,707
Boeing Co. (The)(b)	1,499	351,785
Booz Allen Hamilton Holding Corp.(c)	2,902	315,505
Broadridge Financial Solutions, Inc.	1,756	448,869
Builders FirstSource, Inc.(b)	2,771	384,282
BWX Technologies, Inc.	2,108	341,580
C.H. Robinson Worldwide, Inc.	3,171	408,108
CACI International, Inc., Class A(b)	933	447,579
Carlisle Cos., Inc.	835	322,218
Carrier Global Corp.	4,240	276,448
Caterpillar, Inc.	825	345,708
Cintas Corp.	1,346	282,700
Clarivate PLC(b)(c)	97,805	425,452
Clean Harbors, Inc.(b)	6,073	1,470,941
CNH Industrial N.V.	23,108	264,587
Comfort Systems USA, Inc.	627	441,019
Concentrix Corp.(c)	7,803	411,686
Copart, Inc.(b)	7,485	365,343
Core & Main, Inc., Class A(b)	5,276	341,463
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2025
	Shares	Value
Industrials-(continued)
Crane Co.	1,660	$307,598
CSX Corp.	9,187	298,669
Cummins, Inc.	941	374,932
Curtiss-Wright Corp.	639	305,538
Dayforce, Inc.(b)(c)	7,518	524,531
Deere & Co.	564	269,953
Delta Air Lines, Inc.	7,922	489,421
Donaldson Co., Inc.	4,328	344,812
Dover Corp.	1,685	301,379
Eaton Corp. PLC	886	309,338
EMCOR Group, Inc.	610	378,200
Emerson Electric Co.	2,301	303,732
Equifax, Inc.	1,168	287,678
ESAB Corp.	2,507	289,233
Everus Construction Group, Inc.(b)(c)	4,954	388,592
ExlService Holdings, Inc.(b)	6,551	286,803
Expeditors International of Washington, Inc.	2,620	315,815
Fastenal Co.	38,291	1,901,531
FedEx Corp.	1,324	305,937
Ferguson Enterprises, Inc.	1,384	319,912
Flowserve Corp.	6,380	342,351
Fortive Corp.	6,363	304,533
Fortune Brands Innovations, Inc.	5,975	349,657
FTAI Aviation Ltd.	2,276	350,163
FTI Consulting, Inc.(b)	1,833	309,117
Gates Industrial Corp. PLC(b)	13,493	344,881
GE Vernova, Inc.	604	370,234
Generac Holdings, Inc.(b)	2,486	460,531
General Dynamics Corp.	1,063	345,018
General Electric Co.	1,254	345,101
Genpact Ltd.	7,036	319,012
Graco, Inc.	3,502	299,036
GXO Logistics, Inc.(b)(c)	6,924	364,549
Hayward Holdings, Inc.(b)	21,940	352,795
HEICO Corp.(c)	953	297,355
Hexcel Corp.(c)	29,351	1,853,516
Honeywell International, Inc.	1,337	293,471
Howmet Aerospace, Inc.	1,739	302,760
Hubbell, Inc.	741	319,364
Huntington Ingalls Industries, Inc.	1,263	342,008
IDEX Corp.	1,692	278,334
Illinois Tool Works, Inc.	1,226	324,461
Ingersoll Rand, Inc.	3,667	291,270
ITT, Inc.	1,967	334,882
J.B. Hunt Transport Services, Inc.	2,131	308,974
Jacobs Solutions, Inc.	2,324	339,838
Johnson Controls International PLC	2,861	305,812
Karman Holdings, Inc.(b)	6,439	343,907
KBR, Inc.	7,858	396,515
Kirby Corp.(b)(c)	2,624	255,053
Knight-Swift Transportation Holdings, Inc.	6,917	303,656
L3Harris Technologies, Inc.	1,189	330,090
Landstar System, Inc.	2,160	285,833
Leidos Holdings, Inc.	2,848	515,260
Lennox International, Inc.	541	301,802
Leonardo DRS, Inc.	6,698	279,039
Lincoln Electric Holdings, Inc.	1,474	357,637
Loar Holdings, Inc.(b)(c)	3,596	254,093
Lockheed Martin Corp.	631	287,502
Lyft, Inc., Class A(b)	24,397	395,719
	Shares	Value
Industrials-(continued)
ManpowerGroup, Inc.	7,445	$315,668
Masco Corp.	4,864	356,969
MasTec, Inc.(b)	1,797	326,497
Middleby Corp. (The)(b)(c)	2,089	285,880
MSA Safety, Inc.	1,792	305,715
MSC Industrial Direct Co., Inc., Class A	3,609	325,640
Mueller Industries, Inc.	21,922	2,103,197
Nordson Corp.	1,389	312,650
Norfolk Southern Corp.	1,170	327,577
Northrop Grumman Corp.	598	352,844
nVent Electric PLC	4,203	379,909
Old Dominion Freight Line, Inc.	1,900	286,843
Oshkosh Corp.	2,702	376,578
Otis Worldwide Corp.	3,097	267,519
Owens Corning	2,267	340,435
PACCAR, Inc.	3,264	326,335
Parker-Hannifin Corp.	455	345,504
Parsons Corp.(b)(c)	6,229	498,943
Paychex, Inc.	1,972	275,005
Paycom Software, Inc.	1,780	404,327
Paylocity Holding Corp.(b)	1,678	300,748
Pentair PLC	3,056	328,612
Quanta Services, Inc.	824	311,439
QXO, Inc.(b)(c)	13,166	265,032
RB Global, Inc. (Canada)(c)	3,424	392,185
RBC Bearings, Inc.(b)(c)	4,271	1,665,519
Regal Rexnord Corp.	2,121	316,729
Republic Services, Inc.	5,543	1,296,896
Robert Half, Inc.(c)	7,165	267,398
Rocket Lab Corp.(b)(c)	11,196	544,126
Rockwell Automation, Inc.	922	316,642
Rollins, Inc.	6,391	361,347
RTX Corp.	2,031	322,117
Ryder System, Inc.	1,957	366,977
Saia, Inc.(b)	1,137	337,075
Schneider National, Inc., Class B	12,382	306,083
Science Applications International Corp.	4,048	476,450
Sensata Technologies Holding PLC	10,465	340,531
Simpson Manufacturing Co., Inc.	1,942	371,155
SiteOne Landscape Supply, Inc.(b)(c)	3,065	439,031
Snap-on, Inc.	966	314,182
Southwest Airlines Co.	11,503	378,449
Spirit AeroSystems Holdings, Inc., Class A(b)	8,036	334,217
SS&C Technologies Holdings, Inc.	5,330	472,558
StandardAero, Inc.(b)(c)	9,965	263,973
Stanley Black & Decker, Inc.	4,587	340,768
Tetra Tech, Inc.	8,343	303,852
Textron, Inc.	3,865	309,818
Timken Co. (The)	22,521	1,739,297
Toro Co. (The)	4,274	346,450
Trane Technologies PLC	704	292,582
TransDigm Group, Inc.	223	311,950
TransUnion	3,493	308,781
Trex Co., Inc.(b)(c)	5,634	347,223
Uber Technologies, Inc.(b)	4,294	402,562
U-Haul Holding Co., Series N	6,540	341,650
Union Pacific Corp.	1,336	298,689
United Airlines Holdings, Inc.(b)	4,925	517,125
United Parcel Service, Inc., Class B	2,987	261,183
United Rentals, Inc.(c)	425	406,444
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2025
	Shares	Value
Industrials-(continued)
Valmont Industries, Inc.	925	$339,586
Veralto Corp.	3,054	324,304
Verisk Analytics, Inc.	968	259,540
Vertiv Holdings Co., Class A	3,561	454,206
W.W. Grainger, Inc.	286	289,861
Wabtec Corp.	1,476	285,606
Waste Management, Inc.	5,902	1,336,154
Watsco, Inc.(c)	698	280,861
WESCO International, Inc.	1,676	368,452
WillScot Holdings Corp.	11,421	276,845
Woodward, Inc.	1,238	305,563
XPO, Inc.(b)(c)	2,457	318,673
Xylem, Inc.	2,365	334,789
		69,053,188
Information Technology-12.19%
Accenture PLC, Class A (Ireland)	967	251,391
Adobe, Inc.(b)	1,097	391,300
Advanced Micro Devices, Inc.(b)	3,304	537,330
Akamai Technologies, Inc.(b)	5,270	417,015
Allegro MicroSystems, Inc. (Japan)(b)(c)	13,347	411,755
Amdocs Ltd.	4,488	384,038
Amkor Technology, Inc.	20,800	503,152
Amphenol Corp., Class A	4,531	493,245
Analog Devices, Inc.	1,921	482,766
AppFolio, Inc., Class A(b)	1,876	520,365
Apple, Inc.	2,154	500,030
Applied Materials, Inc.	2,401	385,985
AppLovin Corp., Class A(b)	1,215	581,487
Arista Networks, Inc.(b)	34,442	4,703,055
Arrow Electronics, Inc.(b)	3,357	424,090
Astera Labs, Inc.(b)	4,226	769,977
Atlassian Corp., Class A(b)	2,114	375,827
Aurora Innovation, Inc.(b)(c)	55,577	312,899
Autodesk, Inc.(b)	1,406	442,468
Avnet, Inc.	8,570	467,665
Bentley Systems, Inc., Class B(c)	8,175	454,939
BILL Holdings, Inc.(b)(c)	6,942	322,248
Broadcom, Inc.	1,684	500,805
Cadence Design Systems, Inc.(b)	1,414	495,508
CCC Intelligent Solutions Holdings, Inc.(b)(c)	44,024	435,838
CDW Corp.	2,441	402,179
Ciena Corp.(b)	42,122	3,958,204
Cirrus Logic, Inc.(b)	4,065	464,182
Cisco Systems, Inc.	46,898	3,240,183
Cloudflare, Inc., Class A(b)	2,424	505,913
Cognex Corp.	9,886	434,391
Cognizant Technology Solutions Corp., Class A	5,241	378,662
Coherent Corp.(b)	5,340	483,110
Confluent, Inc., Class A(b)(c)	17,331	344,194
Corning, Inc.	8,302	556,483
Crane NXT Co.	5,431	324,394
CrowdStrike Holdings, Inc., Class A(b)	856	362,687
Datadog, Inc., Class A(b)(c)	3,189	435,873
DocuSign, Inc.(b)	5,510	422,397
Dolby Laboratories, Inc., Class A	5,657	405,494
DoubleVerify Holdings, Inc.(b)	29,887	486,261
Dropbox, Inc., Class A(b)	14,645	425,584
DXC Technology Co.(b)	28,097	406,002
	Shares	Value
Information Technology-(continued)
Dynatrace, Inc.(b)	7,452	$377,071
Elastic N.V.(b)	4,970	422,748
Enphase Energy, Inc.(b)	40,456	1,525,191
Entegris, Inc.	5,715	478,574
EPAM Systems, Inc.(b)	2,514	443,369
F5, Inc.(b)	1,480	463,447
Fair Isaac Corp.(b)	167	254,114
First Solar, Inc.(b)(c)	10,273	2,005,187
Flex Ltd.(b)	9,500	509,390
Fortinet, Inc.(b)	4,114	324,060
Gartner, Inc.(b)	1,039	260,986
Gen Digital, Inc.	14,126	426,605
GitLab, Inc., Class A(b)(c)	9,866	473,765
GLOBALFOUNDRIES, Inc.(b)	11,169	372,933
Globant S.A.(b)	4,713	316,996
GoDaddy, Inc., Class A(b)	2,349	348,380
Guidewire Software, Inc.(b)	1,680	364,594
Hewlett Packard Enterprise Co.	23,784	536,805
HP, Inc.	17,526	500,192
HubSpot, Inc.(b)	760	367,209
Informatica, Inc., Class A(b)	17,170	428,048
Ingram Micro Holding Corp.(c)	21,299	416,821
Intel Corp.	20,435	497,592
International Business Machines Corp.	1,465	356,713
Intuit, Inc.	549	366,183
IPG Photonics Corp.(b)(c)	6,344	519,066
Jabil, Inc.	2,027	415,190
Keysight Technologies, Inc.(b)	1,848	302,019
KLA Corp.	487	424,664
Kyndryl Holdings, Inc.(b)(c)	10,312	327,818
Lam Research Corp.	4,739	474,611
Lattice Semiconductor Corp.(b)(c)	8,217	545,444
Littelfuse, Inc.	1,352	351,290
Lumentum Holdings, Inc.(b)	35,138	4,666,678
MACOM Technology Solutions Holdings, Inc.(b)	3,088	395,727
Manhattan Associates, Inc.(b)	2,245	483,663
Marvell Technology, Inc.	5,532	347,769
Microchip Technology, Inc.	6,095	396,175
Micron Technology, Inc.	3,402	404,872
Microsoft Corp.	884	447,914
MKS, Inc.	3,213	332,031
MongoDB, Inc.(b)	2,032	641,320
Monolithic Power Systems, Inc.	610	509,814
Motorola Solutions, Inc.	7,665	3,621,406
nCino, Inc.(b)(c)	15,473	496,838
NetApp, Inc.	4,128	465,597
Nutanix, Inc., Class A(b)	5,637	378,863
NVIDIA Corp.	2,879	501,464
Okta, Inc.(b)(c)	4,189	388,614
ON Semiconductor Corp.(b)	7,936	393,546
Onto Innovation, Inc.(b)	4,369	463,114
Oracle Corp.	2,010	454,521
Palantir Technologies, Inc., Class A(b)	2,996	469,503
Palo Alto Networks, Inc.(b)	2,076	395,520
Pegasystems, Inc.	8,205	444,793
Procore Technologies, Inc.(b)(c)	6,253	434,646
PTC, Inc.(b)	2,517	537,379
Pure Storage, Inc., Class A(b)(c)	8,249	640,205
Qorvo, Inc.(b)	5,277	478,624
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2025
	Shares	Value
Information Technology-(continued)
QUALCOMM, Inc.	2,699	$433,810
Ralliant Corp.(b)	2,097	87,676
RingCentral, Inc., Class A(b)(c)	16,026	488,953
Roper Technologies, Inc.	790	415,785
Rubrik, Inc., Class A(b)	4,758	425,365
Sailpoint, Inc.(b)(c)	18,069	372,944
Salesforce, Inc.	1,598	409,487
Samsara, Inc., Class A(b)(c)	10,718	387,349
Sandisk Corp.(b)	8,897	466,826
SentinelOne, Inc., Class A(b)(c)	23,548	444,115
ServiceNow, Inc.(b)	423	388,086
Skyworks Solutions, Inc.	5,791	433,978
Snowflake, Inc., Class A(b)	1,957	467,058
Strategy, Inc., Class A(b)	1,123	375,542
Super Micro Computer, Inc.(b)(c)	9,328	387,485
Synopsys, Inc.(b)	1,312	791,818
TD SYNNEX Corp.	3,394	502,550
Teledyne Technologies, Inc.(b)	605	325,593
Teradata Corp.(b)	18,860	395,683
Teradyne, Inc.	4,858	574,410
Texas Instruments, Inc.	2,091	423,386
Trimble, Inc.(b)	4,132	333,948
Twilio, Inc., Class A(b)	3,555	375,444
Tyler Technologies, Inc.(b)	771	433,980
Ubiquiti, Inc.	8,205	4,333,307
UiPath, Inc., Class A(b)	33,524	372,787
Unity Software, Inc.(b)	17,528	690,778
Universal Display Corp.	2,704	374,747
VeriSign, Inc.	1,476	403,494
Vontier Corp.	8,295	355,938
Western Digital Corp.	7,079	568,727
Workday, Inc., Class A(b)	1,749	403,704
Zebra Technologies Corp., Class A(b)	1,016	322,163
Zoom Communications, Inc., Class A(b)	5,353	435,841
Zscaler, Inc.(b)	1,360	376,788
		83,768,587
Materials-9.36%
Air Products and Chemicals, Inc.	5,782	1,700,544
Albemarle Corp.	26,774	2,273,648
Alcoa Corp.(c)	56,060	1,804,571
Amcor PLC	32,732	282,477
AngloGold Ashanti PLC (United Kingdom)	33,036	1,871,820
AptarGroup, Inc.	1,980	275,755
Ashland, Inc.	32,698	1,835,993
ATI, Inc.(b)	3,605	279,532
Avery Dennison Corp.	9,137	1,568,366
Axalta Coating Systems Ltd.(b)	10,076	314,976
Ball Corp.	5,306	279,308
Carpenter Technology Corp.	6,332	1,525,252
Celanese Corp.	29,258	1,393,559
CF Industries Holdings, Inc.	15,854	1,373,432
Cleveland-Cliffs, Inc.(b)(c)	216,924	2,331,933
Corteva, Inc.	14,572	1,081,097
CRH PLC	3,326	375,672
Crown Holdings, Inc.	2,887	286,910
Dow, Inc.	10,395	256,029
DuPont de Nemours, Inc.	4,429	340,679
Eagle Materials, Inc.	1,515	349,813
Eastman Chemical Co.	21,271	1,496,202
	Shares	Value
Materials-(continued)
Ecolab, Inc.	6,119	$1,695,208
Element Solutions, Inc.	74,331	1,911,793
FMC Corp.(c)	38,222	1,494,480
Freeport-McMoRan, Inc.	38,600	1,713,840
Graphic Packaging Holding Co.	13,932	310,266
Huntsman Corp.	152,041	1,696,778
International Flavors & Fragrances, Inc.	21,217	1,432,360
International Paper Co.(c)	34,433	1,710,631
Linde PLC	3,485	1,666,841
Louisiana-Pacific Corp.	3,421	325,371
LyondellBasell Industries N.V., Class A	27,086	1,526,296
Martin Marietta Materials, Inc.	550	339,020
Mosaic Co. (The)	43,601	1,456,273
MP Materials Corp.(b)(c)	42,980	3,057,597
NewMarket Corp.	2,450	2,026,052
Newmont Corp.	27,276	2,029,334
Nucor Corp.	12,591	1,872,659
Olin Corp.	82,085	1,942,131
Packaging Corp. of America	1,591	346,774
PPG Industries, Inc.	2,736	304,325
Reliance, Inc.	5,145	1,521,171
Royal Gold, Inc.	8,886	1,595,748
RPM International, Inc.	2,767	346,733
Scotts Miracle-Gro Co. (The)	26,201	1,604,025
Sealed Air Corp.	9,724	315,738
Sherwin-Williams Co. (The)	895	327,418
Silgan Holdings, Inc.	5,515	258,764
Smurfit WestRock PLC	6,988	330,952
Sonoco Products Co.	6,817	322,103
Southern Copper Corp. (Mexico)(c)	16,902	1,624,113
Steel Dynamics, Inc.	12,211	1,598,664
Vulcan Materials Co.	1,147	333,961
Westlake Corp.	22,415	1,968,485
		64,303,472
Real Estate-8.83%
Agree Realty Corp.	12,546	912,596
Alexandria Real Estate Equities, Inc.	13,313	1,097,524
American Homes 4 Rent, Class A	25,864	926,448
American Tower Corp.	4,381	893,067
Americold Realty Trust, Inc.	56,191	811,398
AvalonBay Communities, Inc.	4,592	899,343
Brixmor Property Group, Inc.	36,620	1,024,994
BXP, Inc.	13,174	955,247
Camden Property Trust	8,170	914,877
CBRE Group, Inc., Class A(b)	7,073	1,146,675
CoStar Group, Inc.(b)	11,861	1,061,441
Cousins Properties, Inc.	31,059	915,930
Crown Castle, Inc.	9,501	941,929
CubeSmart	22,112	904,823
Digital Realty Trust, Inc.	5,364	899,221
EastGroup Properties, Inc.	5,524	936,649
EPR Properties	16,514	895,884
Equinix, Inc.	1,069	840,437
Equity LifeStyle Properties, Inc.	14,977	902,963
Equity Residential	13,718	907,034
Essex Property Trust, Inc.(c)	3,324	898,178
Extra Space Storage, Inc.	6,449	925,947
Federal Realty Investment Trust	9,877	993,132
First Industrial Realty Trust, Inc.	19,223	1,011,130
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2025
	Shares	Value
Real Estate-(continued)
Gaming and Leisure Properties, Inc.	20,351	$977,051
Healthcare Realty Trust, Inc.(c)	62,715	1,089,987
Healthpeak Properties, Inc.	55,353	993,033
Highwoods Properties, Inc.	29,683	935,905
Host Hotels & Resorts, Inc.	60,013	1,032,824
Howard Hughes Holdings, Inc.(b)	13,606	1,037,730
Invitation Homes, Inc.	27,992	875,870
Iron Mountain, Inc.	9,203	849,713
Jones Lang LaSalle, Inc.(b)	4,063	1,241,531
Kilroy Realty Corp.(c)	26,943	1,120,559
Kimco Realty Corp.	44,966	1,011,285
Lamar Advertising Co., Class A(c)	7,883	1,003,112
Lineage, Inc.(c)	21,207	888,785
Medical Properties Trust, Inc.(c)	214,355	964,597
Mid-America Apartment Communities, Inc.	6,342	924,790
Millrose Properties, Inc.	33,468	1,181,755
National Storage Affiliates Trust(c)	28,782	927,644
NNN REIT, Inc.	22,115	948,955
Omega Healthcare Investors, Inc.	25,529	1,086,769
Park Hotels & Resorts, Inc.(c)	92,602	1,088,999
Prologis, Inc.	8,987	1,022,541
Public Storage	3,248	956,828
Rayonier, Inc.	41,756	1,097,348
Realty Income Corp.	16,405	963,958
Regency Centers Corp.	13,358	968,455
Rexford Industrial Realty, Inc.(c)	25,733	1,065,604
SBA Communications Corp., Class A	4,136	847,260
Simon Property Group, Inc.	6,009	1,085,586
STAG Industrial, Inc.	26,008	958,395
Sun Communities, Inc.(c)	7,500	951,525
UDR, Inc.	22,971	908,962
Ventas, Inc.	15,061	1,025,353
VICI Properties, Inc.	29,204	986,511
Vornado Realty Trust	23,387	889,408
W.P. Carey, Inc.	14,827	994,892
Welltower, Inc.	6,177	1,039,466
Weyerhaeuser Co.	36,364	940,737
Zillow Group, Inc., Class C(b)(c)	14,291	1,204,874
		60,705,464
Utilities-8.47%
AES Corp. (The)	130,101	1,761,568
Alliant Energy Corp.	22,905	1,490,428
Ameren Corp.	14,564	1,453,196
American Electric Power Co., Inc.	13,584	1,508,096
American Water Works Co., Inc.	9,751	1,399,366
Atmos Energy Corp.(c)	9,028	1,499,822
Brookfield Renewable Corp. (Canada)(c)	43,120	1,453,144
CenterPoint Energy, Inc.	38,671	1,458,283
Clearway Energy, Inc., Class C	42,848	1,277,299
CMS Energy Corp.	19,988	1,430,541
Consolidated Edison, Inc.	13,656	1,341,429
	Shares	Value
Utilities-(continued)
Constellation Energy Corp.	4,486	$1,381,598
Dominion Energy, Inc.	25,367	1,519,483
DTE Energy Co.	10,435	1,425,943
Duke Energy Corp.	11,998	1,469,635
Edison International	27,252	1,529,655
Entergy Corp.	16,993	1,496,913
Essential Utilities, Inc.	36,798	1,453,889
Evergy, Inc.	20,576	1,466,246
Eversource Energy	22,030	1,411,462
Exelon Corp.	32,453	1,417,547
FirstEnergy Corp.	34,611	1,509,732
IDACORP, Inc.(c)	12,101	1,513,835
MDU Resources Group, Inc.	85,165	1,387,338
National Fuel Gas Co.	16,106	1,397,034
NextEra Energy, Inc.	19,208	1,383,936
NiSource, Inc.	35,013	1,479,999
NRG Energy, Inc.	9,005	1,310,768
OGE Energy Corp.	31,343	1,399,778
PG&E Corp.	97,803	1,494,430
Pinnacle West Capital Corp.	15,537	1,388,386
PPL Corp.	40,948	1,493,374
Public Service Enterprise Group, Inc.	16,753	1,379,274
Sempra	18,487	1,526,287
Southern Co. (The)(c)	15,512	1,431,758
Talen Energy Corp.(b)(c)	4,739	1,795,702
UGI Corp.(c)	37,834	1,310,570
Vistra Corp.	7,587	1,434,778
WEC Energy Group, Inc.	13,250	1,411,257
Xcel Energy, Inc.	20,740	1,501,369
		58,195,148
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $584,002,933)		686,507,659
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.46%
Invesco Private Government Fund, 4.28%(e)(f)(g)	21,769,093	21,769,093
Invesco Private Prime Fund, 4.46%(e)(f)(g)	56,980,465	56,997,559
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $78,762,396)		78,766,652
TOTAL INVESTMENTS IN SECURITIES-111.37% (Cost $662,765,329)		765,274,311
OTHER ASSETS LESS LIABILITIES-(11.37)%		(78,108,621)
NET ASSETS-100.00%		$687,165,690

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Invesco Ltd.	$426,242	$119,350	$(71,828)	$153,197	$(12,509)	$614,452	$20,968
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	21,445,695	(21,445,695)	-	-	-	16,071
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,859,177	146,939,192	(144,029,276)	-	-	21,769,093	968,958 *
Invesco Private Prime Fund	49,558,271	262,711,915	(255,266,435)	(899)	(5,293)	56,997,559	2,605,921 *
Total	$68,843,690	$431,216,152	$(420,813,234)	$152,298	$(17,802)	$79,381,104	$3,611,918

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500® Enhanced Value ETF (SPVU)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-7.86%
Charter Communications, Inc., Class A(b)	1,720	$456,798
Comcast Corp., Class A	94,423	3,207,549
Fox Corp., Class A	3,530	210,741
Omnicom Group, Inc.	3,886	304,390
Paramount Skydance Corp.(b)	14,242	209,357
Verizon Communications, Inc.	85,825	3,796,040
Warner Bros. Discovery, Inc.(b)	35,340	411,358
		8,596,233
Consumer Discretionary-7.96%
Aptiv PLC (Jersey)(b)	5,156	410,057
Best Buy Co., Inc.	4,345	319,966
CarMax, Inc.(b)	3,984	244,418
D.R. Horton, Inc.	6,655	1,127,889
Ford Motor Co.(c)	158,911	1,870,383
General Motors Co.	42,546	2,492,770
Lennar Corp., Class A(c)	6,466	860,883
LKQ Corp.(c)	5,500	179,410
MGM Resorts International(b)(c)	4,362	173,128
Mohawk Industries, Inc.(b)	1,537	203,945
Norwegian Cruise Line Holdings Ltd.(b)	7,707	191,442
PulteGroup, Inc.	4,762	628,679
		8,702,970
Consumer Staples-5.20%
Archer-Daniels-Midland Co.	15,807	990,150
Bunge Global S.A.	5,390	453,946
Conagra Brands, Inc.	8,555	163,657
Dollar General Corp.	3,692	401,542
Kraft Heinz Co. (The)	23,567	659,169
Kroger Co. (The)	16,463	1,116,850
Molson Coors Beverage Co., Class B	5,164	260,730
Target Corp.	11,952	1,147,153
Tyson Foods, Inc., Class A	8,692	493,532
		5,686,729
Energy-17.62%
APA Corp.(c)	10,191	236,635
Chevron Corp.	28,390	4,559,434
ConocoPhillips	23,175	2,293,630
Devon Energy Corp.	14,983	540,886
Diamondback Energy, Inc.	4,495	668,676
Exxon Mobil Corp.	46,894	5,359,515
Halliburton Co.	20,631	468,943
Marathon Petroleum Corp.	6,866	1,233,889
Occidental Petroleum Corp.	11,086	527,805
Phillips 66	10,171	1,358,642
Schlumberger N.V.	23,948	882,244
Valero Energy Corp.	7,485	1,137,795
		19,268,094
Financials-35.19%
Allstate Corp. (The)	4,962	1,009,519
Arch Capital Group Ltd.	8,143	745,329
Assurant, Inc.	963	207,632
Bank of America Corp.	114,583	5,813,941
Berkshire Hathaway, Inc., Class B(b)	10,503	5,282,799
Chubb Ltd.	6,205	1,706,809
	Shares	Value
Financials-(continued)
Citigroup, Inc.	45,622	$4,405,717
Citizens Financial Group, Inc.	10,281	537,491
Everest Group Ltd.	1,029	351,794
Fifth Third Bancorp	12,175	557,250
Franklin Resources, Inc.(c)	5,829	149,572
Global Payments, Inc.	5,894	523,505
Globe Life, Inc.	1,688	236,236
Hartford Insurance Group, Inc. (The)	5,092	673,722
Huntington Bancshares, Inc.	28,035	499,303
Invesco Ltd.(d)	11,871	259,856
Loews Corp.	4,025	389,620
M&T Bank Corp.	3,383	682,216
MetLife, Inc.	12,274	998,613
Northern Trust Corp.	3,782	496,501
PNC Financial Services Group, Inc. (The)	7,208	1,495,227
Prudential Financial, Inc.	8,599	942,966
Regions Financial Corp.	19,541	535,228
State Street Corp.	6,282	722,242
Synchrony Financial(c)	8,337	636,447
Travelers Cos., Inc. (The)	3,803	1,032,553
Truist Financial Corp.	30,421	1,424,311
U.S. Bancorp	32,101	1,567,492
Wells Fargo & Co.	55,834	4,588,438
		38,472,329
Health Care-16.54%
Biogen, Inc.(b)	3,039	401,817
Cardinal Health, Inc.	4,703	699,712
Cencora, Inc.	3,257	949,774
Centene Corp.(b)	20,752	602,638
Cigna Group (The)	7,523	2,263,445
CVS Health Corp.	41,905	3,065,351
Elevance Health, Inc.	5,534	1,763,409
Humana, Inc.	3,599	1,092,872
McKesson Corp.	2,369	1,626,650
Molina Healthcare, Inc.(b)(c)	1,287	232,728
UnitedHealth Group, Inc.	16,510	5,115,954
Universal Health Services, Inc., Class B	1,497	271,825
		18,086,175
Industrials-3.43%
Delta Air Lines, Inc.	18,302	1,130,698
FedEx Corp.	4,818	1,113,295
Huntington Ingalls Industries, Inc.	756	204,717
Stanley Black & Decker, Inc.	3,224	239,511
United Airlines Holdings, Inc.(b)	10,089	1,059,345
		3,747,566
Information Technology-1.43%
Hewlett Packard Enterprise Co.(c)	41,545	937,671
HP, Inc.	21,958	626,681
		1,564,352
Materials-1.89%
Dow, Inc.	14,276	351,618
Eastman Chemical Co.	2,660	187,104
LyondellBasell Industries N.V., Class A	6,052	341,030
Mosaic Co. (The)	6,580	219,772
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500® Enhanced Value ETF (SPVU)—(continued)
August 31, 2025
	Shares	Value
Materials-(continued)
Nucor Corp.	4,550	$676,722
Steel Dynamics, Inc.	2,205	288,679
		2,064,925
Real Estate-0.58%
VICI Properties, Inc.	18,614	628,781
Utilities-2.13%
AES Corp. (The)(c)	17,074	231,182
Edison International	10,946	614,399
Exelon Corp.	16,657	727,578
PG&E Corp.	49,572	757,460
		2,330,619
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $99,391,475)		109,148,773
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.76%
Invesco Private Government Fund, 4.28%(d)(e)(f)	1,149,350	$1,149,350
Invesco Private Prime Fund, 4.46%(d)(e)(f)	2,964,575	2,965,464
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,114,723)		4,114,814
TOTAL INVESTMENTS IN SECURITIES-103.59% (Cost $103,506,198)		113,263,587
OTHER ASSETS LESS LIABILITIES-(3.59)%		(3,927,117)
NET ASSETS-100.00%		$109,336,470

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2025	Dividend Income
Invesco Ltd.	$-	$189,313	$(15,940)	$83,655	$2,828	$259,856	$2,518
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	3,776,857	(3,776,857)	-	-	-	3,329
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	547,149	38,516,078	(37,913,877)	-	-	1,149,350	42,820 *
Invesco Private Prime Fund	1,429,956	87,280,044	(85,744,867)	10	321	2,965,464	116,108 *
Total	$1,977,105	$129,762,292	$(127,451,541)	$83,665	$3,149	$4,374,670	$164,775

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-2.82%
AT&T, Inc.	12,116	$354,878
News Corp., Class A	11,360	334,097
Verizon Communications, Inc.	8,181	361,846
		1,050,821
Consumer Discretionary-6.14%
AutoZone, Inc.(b)	87	365,272
Home Depot, Inc. (The)	885	359,992
McDonald’s Corp.	1,300	407,602
O’Reilly Automotive, Inc.(b)	3,618	375,114
TJX Cos., Inc. (The)	3,066	418,846
Yum! Brands, Inc.	2,434	357,725
		2,284,551
Consumer Staples-15.57%
Altria Group, Inc.	5,920	397,883
Church & Dwight Co., Inc.(c)	4,019	374,410
Clorox Co. (The)	2,743	324,223
Coca-Cola Co. (The)	6,365	439,121
Colgate-Palmolive Co.	4,389	368,983
Costco Wholesale Corp.	362	341,482
General Mills, Inc.	6,972	343,929
Hormel Foods Corp.	12,275	312,276
Keurig Dr Pepper, Inc.	11,637	338,520
Kimberly-Clark Corp.	2,997	387,033
McCormick & Co., Inc.(c)	4,946	348,050
Mondelez International, Inc., Class A	5,568	342,098
PepsiCo, Inc.	2,534	376,679
Procter & Gamble Co. (The)	2,550	400,452
Sysco Corp.	4,421	355,758
Tyson Foods, Inc., Class A	6,054	343,746
		5,794,643
Financials-16.75%
Aflac, Inc.	3,271	349,539
Aon PLC, Class A	989	362,963
Arthur J. Gallagher & Co.	1,142	345,741
Berkshire Hathaway, Inc., Class B(b)	832	418,479
Cboe Global Markets, Inc.	1,354	319,476
Chubb Ltd.	1,396	383,998
CME Group, Inc., Class A	1,489	396,833
FactSet Research Systems, Inc.	915	341,588
Hartford Insurance Group, Inc. (The)	2,609	345,197
Intercontinental Exchange, Inc.	2,223	392,582
Jack Henry & Associates, Inc.	2,162	352,968
Loews Corp.	3,873	374,906
Marsh & McLennan Cos., Inc.	2,062	424,380
Mastercard, Inc., Class A	602	358,365
Visa, Inc., Class A	1,000	351,780
W.R. Berkley Corp.	4,801	344,184
Willis Towers Watson PLC	1,131	369,599
		6,232,578
Health Care-8.90%
Abbott Laboratories	2,666	353,672
Boston Scientific Corp.(b)	3,287	346,778
Cardinal Health, Inc.	2,200	327,316
Cencora, Inc.	1,307	381,134
	Shares	Value
Health Care-(continued)
Johnson & Johnson	2,303	$408,022
Medtronic PLC	4,081	378,758
Quest Diagnostics, Inc.	1,934	351,292
STERIS PLC	1,596	391,116
Stryker Corp.	951	372,231
		3,310,319
Industrials-9.95%
Automatic Data Processing, Inc.	1,343	408,339
Broadridge Financial Solutions, Inc.	1,334	340,997
General Dynamics Corp.	1,064	345,342
Illinois Tool Works, Inc.	1,381	365,482
L3Harris Technologies, Inc.	1,279	355,076
Republic Services, Inc.	1,740	407,108
Rollins, Inc.	6,287	355,467
Verisk Analytics, Inc.	1,289	345,607
W.W. Grainger, Inc.	366	370,941
Waste Management, Inc.	1,799	407,276
		3,701,635
Information Technology-3.73%
Cisco Systems, Inc.	4,782	330,388
Motorola Solutions, Inc.	777	367,102
Roper Technologies, Inc.	698	367,364
Teledyne Technologies, Inc.(b)	604	325,055
		1,389,909
Materials-3.85%
Amcor PLC	35,000	302,050
Avery Dennison Corp.	1,998	342,957
Ecolab, Inc.	1,338	370,679
Linde PLC	876	418,982
		1,434,668
Real Estate-9.92%
AvalonBay Communities, Inc.(c)	1,810	354,488
Camden Property Trust	3,224	361,024
Invitation Homes, Inc.	11,737	367,251
Mid-America Apartment Communities, Inc.(c)	2,507	365,571
Realty Income Corp.	7,241	425,481
Regency Centers Corp.	5,224	378,740
UDR, Inc.	8,711	344,694
Ventas, Inc.	4,949	336,928
VICI Properties, Inc.	12,227	413,028
Welltower, Inc.	2,041	343,459
		3,690,664
Utilities-22.23%
Alliant Energy Corp.	6,052	393,804
Ameren Corp.	4,069	406,005
American Electric Power Co., Inc.	3,427	380,465
American Water Works Co., Inc.	2,311	331,652
Atmos Energy Corp.(c)	2,902	482,109
CenterPoint Energy, Inc.(c)	10,100	380,871
CMS Energy Corp.	5,915	423,337
Consolidated Edison, Inc.	3,675	360,995
Dominion Energy, Inc.	5,391	322,921
DTE Energy Co.	3,018	412,410
Duke Energy Corp.	3,349	410,219
Evergy, Inc.	6,236	444,377
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)—(continued)
August 31, 2025
	Shares	Value
Utilities-(continued)
Exelon Corp.	8,695	$379,798
FirstEnergy Corp.	8,634	376,615
NiSource, Inc.	9,516	402,241
Pinnacle West Capital Corp.	4,622	413,022
PPL Corp.	11,674	425,751
Public Service Enterprise Group, Inc.	3,973	327,097
Southern Co. (The)(c)	4,348	401,320
WEC Energy Group, Inc.	4,025	428,703
Xcel Energy, Inc.(c)	5,106	369,623
		8,273,335
Total Common Stocks & Other Equity Interests (Cost $34,084,233)		37,163,123
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $1,113)	1,113	1,113
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $34,085,346)		37,164,236
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.66%
Invesco Private Government Fund, 4.28%(d)(e)(f)	791,241	$791,241
Invesco Private Prime Fund, 4.46%(d)(e)(f)	2,057,536	2,058,153
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,849,219)		2,849,394
TOTAL INVESTMENTS IN SECURITIES-107.52% (Cost $36,934,565)		40,013,630
OTHER ASSETS LESS LIABILITIES-(7.52)%		(2,798,347)
NET ASSETS-100.00%		$37,215,283

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$720,146	$(719,033)	$-	$-	$1,113	$887
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	317,405	19,911,738	(19,437,902)	-	-	791,241	30,960 *
Invesco Private Prime Fund	824,233	43,684,286	(42,450,067)	120	(419)	2,058,153	83,820 *
Total	$1,141,638	$64,316,170	$(62,607,002)	$120	$(419)	$2,850,507	$115,667

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® High Beta ETF (SPHB)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-2.34%
Meta Platforms, Inc., Class A	4,635	$3,423,875
Trade Desk, Inc. (The), Class A(b)	47,705	2,607,555
Warner Bros. Discovery, Inc.(b)	338,163	3,936,217
		9,967,647
Consumer Discretionary-15.01%
Airbnb, Inc., Class A(b)	26,971	3,520,525
Amazon.com, Inc.(b)	16,233	3,717,357
Caesars Entertainment, Inc.(b)(c)	170,679	4,569,077
Carnival Corp.(b)	161,277	5,143,124
Deckers Outdoor Corp.(b)	35,451	4,241,003
Dell Technologies, Inc., Class C	38,410	4,691,781
DoorDash, Inc., Class A(b)	12,631	3,097,753
Expedia Group, Inc.	20,400	4,381,920
MGM Resorts International(b)	111,371	4,420,315
Norwegian Cruise Line Holdings Ltd.(b)	186,978	4,644,534
Ralph Lauren Corp.	12,279	3,646,003
Royal Caribbean Cruises Ltd.	13,670	4,965,217
Tapestry, Inc.	29,037	2,956,547
Tesla, Inc.(b)	19,793	6,608,289
Williams-Sonoma, Inc.	18,401	3,462,884
		64,066,329
Consumer Staples-0.83%
Estee Lauder Cos., Inc. (The), Class A	38,702	3,550,134
Energy-2.91%
APA Corp.(c)	220,695	5,124,538
Devon Energy Corp.	100,040	3,611,444
Texas Pacific Land Corp.	3,945	3,682,579
		12,418,561
Financials-16.63%
American Express Co.	12,126	4,017,101
Apollo Global Management, Inc.	32,228	4,390,421
Blackstone, Inc., Class A	24,206	4,148,908
Block, Inc., Class A(b)(c)	58,193	4,634,491
Capital One Financial Corp.	18,774	4,265,828
Citigroup, Inc.	37,252	3,597,426
Citizens Financial Group, Inc.	71,559	3,741,105
Coinbase Global, Inc., Class A(b)	20,767	6,324,382
Corpay, Inc.(b)	11,515	3,750,090
Global Payments, Inc.	37,884	3,364,857
Goldman Sachs Group, Inc. (The)	5,065	3,774,691
Huntington Bancshares, Inc.	204,102	3,635,057
Invesco Ltd.(d)	190,435	4,168,622
KeyCorp	194,698	3,769,353
KKR & Co., Inc., Class A	34,189	4,769,024
Morgan Stanley	25,603	3,852,739
Synchrony Financial	62,483	4,769,952
		70,974,047
Health Care-4.13%
Align Technology, Inc.(b)(c)	25,870	3,672,505
Bio-Techne Corp.	64,900	3,545,487
Charles River Laboratories International, Inc.(b)	24,333	3,973,822
	Shares	Value
Health Care-(continued)
Intuitive Surgical, Inc.(b)	6,956	$3,292,240
Moderna, Inc.(b)(c)	130,510	3,143,986
		17,628,040
Industrials-11.65%
Dayforce, Inc.(b)(c)	65,205	4,549,353
Delta Air Lines, Inc.	84,486	5,219,545
Eaton Corp. PLC	10,683	3,729,863
Emerson Electric Co.	25,462	3,360,984
GE Vernova, Inc.	6,913	4,237,462
Howmet Aerospace, Inc.	18,880	3,287,008
Parker-Hannifin Corp.	5,312	4,033,667
Quanta Services, Inc.	8,763	3,312,063
Southwest Airlines Co.	110,619	3,639,365
Stanley Black & Decker, Inc.	54,488	4,047,913
United Airlines Holdings, Inc.(b)	59,166	6,212,430
United Rentals, Inc.(c)	4,243	4,057,751
		49,687,404
Information Technology-38.35%
Advanced Micro Devices, Inc.(b)	31,531	5,127,886
Amphenol Corp., Class A	32,539	3,542,196
Analog Devices, Inc.	20,003	5,026,954
Applied Materials, Inc.	25,214	4,053,403
Arista Networks, Inc.(b)	33,202	4,533,733
Broadcom, Inc.	17,355	5,161,203
Cadence Design Systems, Inc.(b)	10,545	3,695,284
CrowdStrike Holdings, Inc., Class A(b)	9,150	3,876,855
Datadog, Inc., Class A(b)(c)	25,340	3,463,471
Hewlett Packard Enterprise Co.	211,207	4,766,942
Intel Corp.	230,850	5,621,197
Jabil, Inc.	16,453	3,370,068
Keysight Technologies, Inc.(b)	21,944	3,586,308
KLA Corp.	5,253	4,580,616
Lam Research Corp.	52,022	5,210,003
Microchip Technology, Inc.	87,312	5,675,280
Micron Technology, Inc.	51,881	6,174,358
Monolithic Power Systems, Inc.	7,926	6,624,234
NetApp, Inc.	32,324	3,645,824
NVIDIA Corp.	30,720	5,350,810
NXP Semiconductors N.V. (Netherlands)	22,959	5,391,921
ON Semiconductor Corp.(b)	114,752	5,690,552
Oracle Corp.	14,845	3,356,900
Palantir Technologies, Inc., Class A(b)	31,128	4,878,069
Palo Alto Networks, Inc.(b)	18,938	3,608,068
QUALCOMM, Inc.	28,279	4,545,284
Seagate Technology Holdings PLC	24,528	4,105,987
ServiceNow, Inc.(b)	3,907	3,584,516
Skyworks Solutions, Inc.	64,863	4,860,833
Super Micro Computer, Inc.(b)(c)	115,480	4,797,039
Synopsys, Inc.(b)	6,217	3,752,084
Teradyne, Inc.	46,375	5,483,380
Texas Instruments, Inc.	20,214	4,092,931
Trimble, Inc.(b)	42,219	3,412,140
Western Digital Corp.	59,745	4,799,913
Zebra Technologies Corp., Class A(b)	13,263	4,205,565
		163,651,807
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
August 31, 2025
	Shares	Value
Materials-4.92%
Albemarle Corp.	65,861	$5,592,916
Dow, Inc.	151,600	3,733,908
DuPont de Nemours, Inc.	47,425	3,647,931
Freeport-McMoRan, Inc.	101,405	4,502,382
Nucor Corp.	23,736	3,530,255
		21,007,392
Utilities-3.19%
Constellation Energy Corp.	13,181	4,059,484
NRG Energy, Inc.	29,905	4,352,972
Vistra Corp.	27,486	5,197,878
		13,610,334
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $428,050,509)		426,561,695
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.46%
Invesco Private Government Fund, 4.28%(d)(e)(f)	8,351,474	$8,351,474
Invesco Private Prime Fund, 4.46%(d)(e)(f)	23,471,873	23,478,915
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,829,279)		31,830,389
TOTAL INVESTMENTS IN SECURITIES-107.42% (Cost $459,879,788)		458,392,084
OTHER ASSETS LESS LIABILITIES-(7.42)%		(31,650,769)
NET ASSETS-100.00%		$426,741,315

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Invesco Ltd.	$3,565,538	$6,936,766	$(7,478,413)	$1,053,511	$91,220	$4,168,622	$155,998
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	135,155	4,472,818	(4,607,973)	-	-	-	7,330
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,461,373	138,300,901	(136,410,800)	-	-	8,351,474	242,516 *
Invesco Private Prime Fund	16,939,267	248,664,557	(242,121,641)	543	(3,811)	23,478,915	633,981 *
Total	$27,101,333	$398,375,042	$(390,618,827)	$1,054,054	$87,409	$35,999,011	$1,039,825

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P 500 High Dividend Growers ETF (DIVG)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-2.49%
Comcast Corp., Class A	2,254	$76,568
Interpublic Group of Cos., Inc. (The)	4,401	118,123
		194,691
Consumer Discretionary-3.35%
D.R. Horton, Inc.(b)	257	43,556
Domino’s Pizza, Inc.	73	33,456
Garmin Ltd.	219	52,959
NIKE, Inc., Class B	962	74,430
Starbucks Corp.	652	57,500
		261,901
Consumer Staples-10.69%
Altria Group, Inc.	2,720	182,811
Conagra Brands, Inc.	4,868	93,125
Constellation Brands, Inc., Class A	290	46,963
General Mills, Inc.	1,585	78,188
Hormel Foods Corp.	2,851	72,529
Keurig Dr Pepper, Inc.	1,775	51,635
Kroger Co. (The)	688	46,674
Lamb Weston Holdings, Inc.	1,143	65,757
Mondelez International, Inc., Class A	980	60,211
PepsiCo, Inc.	570	84,730
Procter & Gamble Co. (The)	338	53,080
		835,703
Energy-9.34%
Baker Hughes Co., Class A	1,219	55,343
Chevron Corp.	619	99,411
ConocoPhillips	726	71,852
Coterra Energy, Inc.(b)	2,658	64,961
Devon Energy Corp.	1,842	66,496
Diamondback Energy, Inc.	414	61,587
EOG Resources, Inc.	600	74,892
Marathon Petroleum Corp.	429	77,096
ONEOK, Inc.	1,079	82,414
Williams Cos., Inc. (The)	1,315	76,112
		730,164
Financials-20.37%
Aflac, Inc.	439	46,911
American Express Co.	103	34,122
American International Group, Inc.	533	43,344
Bank of America Corp.	1,551	78,698
Bank of New York Mellon Corp. (The)	667	70,435
BlackRock, Inc.	57	64,247
Citigroup, Inc.	1,119	108,062
Citizens Financial Group, Inc.	2,513	131,380
Fifth Third Bancorp	2,405	110,077
Franklin Resources, Inc.	7,968	204,459
JPMorgan Chase & Co.	223	67,217
Morgan Stanley	661	99,467
Principal Financial Group, Inc.	1,026	82,603
Prudential Financial, Inc.	1,031	113,059
Regions Financial Corp.	5,808	159,081
State Street Corp.	950	109,221
Synchrony Financial(b)	914	69,775
		1,592,158
	Shares	Value
Health Care-9.18%
AbbVie, Inc.	394	$82,898
Amgen, Inc.	237	68,187
Bristol-Myers Squibb Co.	1,757	82,895
CVS Health Corp.	1,330	97,290
Medtronic PLC	935	86,777
Merck & Co., Inc.	991	83,363
Pfizer, Inc.	6,653	164,728
UnitedHealth Group, Inc.	69	21,381
Zoetis, Inc.	190	29,716
		717,235
Industrials-6.98%
Automatic Data Processing, Inc.	155	47,128
Fastenal Co.	1,288	63,962
FedEx Corp.	249	57,536
General Electric Co.	92	25,318
Illinois Tool Works, Inc.	237	62,722
Johnson Controls International PLC	568	60,713
Norfolk Southern Corp.	246	68,875
Northrop Grumman Corp.	75	44,253
Paychex, Inc.	421	58,711
Snap-on, Inc.	173	56,267
		545,485
Information Technology-5.90%
Accenture PLC, Class A (Ireland)	152	39,515
Amphenol Corp., Class A	355	38,645
Analog Devices, Inc.	224	56,294
Applied Materials, Inc.	193	31,027
Broadcom, Inc.	179	53,233
HP, Inc.	3,873	110,535
Lam Research Corp.	433	43,365
Monolithic Power Systems, Inc.	45	37,609
Oracle Corp.	224	50,653
		460,876
Materials-2.07%
LyondellBasell Industries N.V., Class A	2,873	161,894
Real Estate-11.68%
Alexandria Real Estate Equities, Inc.	1,626	134,048
Crown Castle, Inc.	1,421	140,878
Equinix, Inc.	65	51,102
Essex Property Trust, Inc.	273	73,767
Invitation Homes, Inc.	2,369	74,126
Iron Mountain, Inc.	970	89,560
Mid-America Apartment Communities, Inc.	533	77,722
Prologis, Inc.	839	95,461
SBA Communications Corp., Class A	216	44,248
VICI Properties, Inc.	3,892	131,472
		912,384
Utilities-17.82%
AES Corp. (The)	11,895	161,058
Alliant Energy Corp.	1,150	74,831
American Water Works Co., Inc.(b)	358	51,377
Atmos Energy Corp.	349	57,979
CMS Energy Corp.	905	64,771
Edison International	2,214	124,272
Entergy Corp.	776	68,358
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P 500 High Dividend Growers ETF (DIVG)—(continued)
August 31, 2025
	Shares	Value
Utilities-(continued)
Evergy, Inc.	1,346	$95,916
Eversource Energy	1,919	122,950
FirstEnergy Corp.	2,481	108,221
NextEra Energy, Inc.	1,058	76,229
NiSource, Inc.	1,657	70,041
Public Service Enterprise Group, Inc.	825	67,922
Sempra	1,203	99,320
WEC Energy Group, Inc.	692	73,705
Xcel Energy, Inc.	1,050	76,010
		1,392,960
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $7,118,021)		7,805,451
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.71%
Invesco Private Government Fund, 4.28%(c)(d)(e)	58,685	$58,685
Invesco Private Prime Fund, 4.46%(c)(d)(e)	152,715	152,761
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $211,435)		211,446
TOTAL INVESTMENTS IN SECURITIES-102.58% (Cost $7,329,456)		8,016,897
OTHER ASSETS LESS LIABILITIES-(2.58)%		(201,420)
NET ASSETS-100.00%		$7,815,477

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$152,233	$(152,233)	$-	$-	$-	$177
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,630	1,643,208	(1,602,153)	-	-	58,685	1,969 *
Invesco Private Prime Fund	43,596	3,219,291	(3,110,140)	7	7	152,761	5,045 *
Total	$61,226	$5,014,732	$(4,864,526)	$7	$7	$211,446	$7,191

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-9.77%
AT&T, Inc.	1,838,090	$53,837,656
Comcast Corp., Class A	1,315,312	44,681,149
Interpublic Group of Cos., Inc. (The)	2,762,683	74,150,412
Omnicom Group, Inc.(b)	680,021	53,266,045
Verizon Communications, Inc.	1,909,963	84,477,663
		310,412,925
Consumer Staples-17.56%
Altria Group, Inc.	1,540,710	103,551,119
Campbell’s Co. (The)(b)	2,026,363	64,701,771
Clorox Co. (The)	411,516	48,641,191
Conagra Brands, Inc.(b)	4,639,606	88,755,663
General Mills, Inc.(b)	1,194,713	58,935,192
J.M. Smucker Co. (The)(b)	528,691	58,425,643
Kraft Heinz Co. (The)	2,833,998	79,266,924
PepsiCo, Inc.	373,943	55,586,627
		557,864,130
Energy-8.67%
Chevron Corp.	409,235	65,723,141
Coterra Energy, Inc.(b)	1,889,109	46,169,824
Exxon Mobil Corp.	440,240	50,315,030
Kinder Morgan, Inc.	1,914,096	51,642,310
ONEOK, Inc.	805,474	61,522,104
		275,372,409
Financials-11.73%
Principal Financial Group, Inc.	610,580	49,157,796
Prudential Financial, Inc.	622,922	68,309,626
Regions Financial Corp.	2,132,413	58,406,792
T. Rowe Price Group, Inc.	643,185	69,219,570
Truist Financial Corp.	1,408,576	65,949,528
U.S. Bancorp	1,258,218	61,438,785
		372,482,097
Health Care-11.05%
AbbVie, Inc.	241,386	50,787,614
Amgen, Inc.(b)	142,563	41,016,801
Bristol-Myers Squibb Co.(b)	1,444,598	68,156,134
Johnson & Johnson	257,160	45,561,037
Merck & Co., Inc.	650,893	54,753,119
Pfizer, Inc.(b)	3,671,549	90,907,553
		351,182,258
Industrials-2.32%
United Parcel Service, Inc., Class B	843,158	73,725,736
	Shares	Value
Materials-2.04%
Amcor PLC	7,500,746	$64,731,438
Real Estate-23.44%
Alexandria Real Estate Equities, Inc.(b)	1,172,244	96,639,795
BXP, Inc.(b)	1,075,237	77,965,435
Crown Castle, Inc.	668,995	66,324,164
Federal Realty Investment Trust(b)	634,828	63,831,956
Healthpeak Properties, Inc.	4,789,514	85,923,881
Host Hotels & Resorts, Inc.	4,161,687	71,622,633
Kimco Realty Corp.	2,808,949	63,173,263
Realty Income Corp.	1,256,501	73,831,999
Simon Property Group, Inc.	412,914	74,597,043
VICI Properties, Inc.(b)	2,087,832	70,526,965
		744,437,134
Utilities-13.30%
American Electric Power Co., Inc.(b)	421,914	46,840,892
Dominion Energy, Inc.	1,062,636	63,651,896
Duke Energy Corp.	385,557	47,226,877
Evergy, Inc.	722,600	51,492,476
Eversource Energy	911,675	58,411,017
Exelon Corp.(b)	1,062,117	46,393,271
FirstEnergy Corp.	1,350,143	58,893,238
Pinnacle West Capital Corp.(b)	554,356	49,537,252
		422,446,919
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $3,148,683,039)		3,172,655,046
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.79%
Invesco Private Government Fund, 4.28%(c)(d)(e)	33,405,144	33,405,144
Invesco Private Prime Fund, 4.46%(c)(d)(e)	86,854,485	86,880,541
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $120,280,670)		120,285,685
TOTAL INVESTMENTS IN SECURITIES-103.67% (Cost $3,268,963,709)		3,292,940,731
OTHER ASSETS LESS LIABILITIES-(3.67)%		(116,664,566)
NET ASSETS-100.00%		$3,176,276,165

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)—(continued)
August 31, 2025

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$118,345,292	$(118,345,292)	$-	$-	$-	$130,613
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	44,722,072	579,918,400	(591,235,328)	-	-	33,405,144	1,507,044 *
Invesco Private Prime Fund	116,617,256	1,220,024,488	(1,249,749,758)	264	(11,709)	86,880,541	4,067,801 *
Total	$161,339,328	$1,918,288,180	$(1,959,330,378)	$264	$(11,709)	$120,285,685	$5,705,458

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco S&P 500® Low Volatility ETF (SPLV)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-2.83%
AT&T, Inc.	2,586,889	$75,769,979
News Corp., Class A	2,426,022	71,349,307
Verizon Communications, Inc.	1,746,313	77,239,424
		224,358,710
Consumer Discretionary-6.14%
AutoZone, Inc.(b)(c)	18,584	78,025,481
Home Depot, Inc. (The)	188,634	76,730,652
McDonald’s Corp.	276,777	86,780,661
O’Reilly Automotive, Inc.(b)	772,445	80,087,098
TJX Cos., Inc. (The)	652,234	89,101,687
Yum! Brands, Inc.	519,003	76,277,871
		487,003,450
Consumer Staples-15.57%
Altria Group, Inc.	1,263,417	84,914,257
Church & Dwight Co., Inc.(c)	854,689	79,622,827
Clorox Co. (The)	585,685	69,227,967
Coca-Cola Co. (The)	1,354,403	93,440,263
Colgate-Palmolive Co.	936,350	78,718,945
Costco Wholesale Corp.	77,137	72,764,875
General Mills, Inc.	1,488,408	73,423,167
Hormel Foods Corp.	2,620,335	66,661,322
Keurig Dr Pepper, Inc.(c)	2,484,924	72,286,439
Kimberly-Clark Corp.	637,577	82,336,694
McCormick & Co., Inc.(c)	1,051,505	73,994,407
Mondelez International, Inc., Class A(c)	1,188,530	73,023,283
PepsiCo, Inc.	538,806	80,093,512
Procter & Gamble Co. (The)	544,372	85,488,179
Sysco Corp.(c)	943,809	75,948,310
Tyson Foods, Inc., Class A	1,292,021	73,360,952
		1,235,305,399
Financials-16.72%
Aflac, Inc.	695,641	74,336,197
Aon PLC, Class A	210,375	77,207,625
Berkshire Hathaway, Inc., Class B(b)	177,005	89,029,975
Cboe Global Markets, Inc.	288,632	68,102,720
Chubb Ltd.	296,705	81,614,644
CME Group, Inc., Class A	317,498	84,616,392
FactSet Research Systems, Inc.	194,641	72,663,378
Hartford Insurance Group, Inc. (The)	557,153	73,716,914
Intercontinental Exchange, Inc.	474,343	83,768,974
Jack Henry & Associates, Inc.	461,122	75,282,778
Loews Corp.	823,463	79,711,218
Marsh & McLennan Cos., Inc.	438,609	90,270,118
Mastercard, Inc., Class A	128,712	76,620,967
S&P Global, Inc.	131,835	72,303,587
Visa, Inc., Class A(c)	212,518	74,759,582
W.R. Berkley Corp.(c)	1,025,533	73,520,461
Willis Towers Watson PLC	240,523	78,600,511
		1,326,126,041
Health Care-8.89%
Abbott Laboratories	566,660	75,173,116
Boston Scientific Corp.(b)	701,684	74,027,662
Cardinal Health, Inc.	469,871	69,907,407
Cencora, Inc.	278,243	81,138,441
	Shares	Value
Health Care-(continued)
Johnson & Johnson	491,038	$86,997,203
Medtronic PLC	871,319	80,867,116
Quest Diagnostics, Inc.(c)	411,387	74,724,335
STERIS PLC	339,550	83,210,123
Stryker Corp.	202,652	79,320,019
		705,365,422
Industrials-10.90%
Automatic Data Processing, Inc.	286,598	87,140,122
Broadridge Financial Solutions, Inc.	284,959	72,841,220
General Dynamics Corp.	226,334	73,461,226
Illinois Tool Works, Inc.	293,784	77,749,936
L3Harris Technologies, Inc.	272,974	75,783,042
Republic Services, Inc.	371,497	86,919,153
Rollins, Inc.	1,342,396	75,899,070
Veralto Corp.	715,223	75,949,530
Verisk Analytics, Inc.	274,733	73,661,412
W.W. Grainger, Inc.	77,925	78,976,987
Waste Management, Inc.	382,682	86,635,378
		865,017,076
Information Technology-3.73%
Cisco Systems, Inc.	1,020,190	70,484,927
Motorola Solutions, Inc.	165,341	78,117,009
Roper Technologies, Inc.	148,797	78,313,349
Teledyne Technologies, Inc.(b)(c)	129,013	69,430,926
		296,346,211
Materials-3.86%
Amcor PLC	7,471,768	64,481,358
Avery Dennison Corp.	424,715	72,902,330
Ecolab, Inc.	285,657	79,138,415
Linde PLC	186,884	89,384,748
		305,906,851
Real Estate-9.92%
AvalonBay Communities, Inc.(c)	384,772	75,357,596
Camden Property Trust	688,041	77,046,831
Invitation Homes, Inc.(c)	2,505,650	78,401,788
Mid-America Apartment Communities, Inc.(c)	534,557	77,949,102
Realty Income Corp.	1,545,733	90,827,271
Regency Centers Corp.	1,110,878	80,538,655
UDR, Inc.(c)	1,859,638	73,585,876
Ventas, Inc.(c)	1,056,696	71,939,864
VICI Properties, Inc.	2,611,126	88,203,836
Welltower, Inc.	434,921	73,188,506
		787,039,325
Utilities-21.35%
Alliant Energy Corp.(c)	1,291,371	84,029,511
Ameren Corp.	865,567	86,366,275
American Electric Power Co., Inc.(c)	731,453	81,205,912
Atmos Energy Corp.(c)	618,963	102,828,323
CenterPoint Energy, Inc.(c)	2,156,565	81,324,066
CMS Energy Corp.(c)	1,262,202	90,335,797
Consolidated Edison, Inc.	784,785	77,089,431
Dominion Energy, Inc.	1,150,216	68,897,938
DTE Energy Co.	644,277	88,040,452
Duke Energy Corp.	715,054	87,586,964
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
August 31, 2025
	Shares	Value
Utilities-(continued)
Evergy, Inc.	1,326,734	$94,543,065
Exelon Corp.	1,856,570	81,094,978
FirstEnergy Corp.(c)	1,843,382	80,408,323
NiSource, Inc.(c)	2,031,540	85,873,196
Pinnacle West Capital Corp.(c)	986,816	88,181,878
PPL Corp.	2,483,083	90,558,037
Public Service Enterprise Group, Inc.	847,717	69,792,541
Southern Co. (The)(c)	924,534	85,334,488
WEC Energy Group, Inc.	856,110	91,184,276
Xcel Energy, Inc.(c)	1,089,636	78,878,750
		1,693,554,201
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $7,552,832,049)		7,926,022,686
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.90%
Invesco Private Government Fund, 4.28%(d)(e)(f)	85,881,090	$85,881,090
Invesco Private Prime Fund, 4.46%(d)(e)(f)	223,368,507	223,435,518
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $309,297,223)		309,316,608
TOTAL INVESTMENTS IN SECURITIES-103.81% (Cost $7,862,129,272)		8,235,339,294
OTHER ASSETS LESS LIABILITIES-(3.81)%		(302,575,433)
NET ASSETS-100.00%		$7,932,763,861

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$127,845,249	$(127,845,249)	$-	$-	$-	$165,021
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	40,111,345	1,209,032,259	(1,163,262,514)	-	-	85,881,090	2,816,364 *
Invesco Private Prime Fund	104,439,658	2,831,785,233	(2,712,780,789)	16,424	(25,008)	223,435,518	7,614,791 *
Total	$144,551,003	$4,168,662,741	$(4,003,888,552)	$16,424	$(25,008)	$309,316,608	$10,596,176

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco S&P 500 Minimum Variance ETF (SPMV)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-7.57%
Alphabet, Inc., Class C	106	$22,634
AT&T, Inc.	456	13,356
Meta Platforms, Inc., Class A	91	67,222
T-Mobile US, Inc.	382	96,260
Verizon Communications, Inc.(b)	1,359	60,109
		259,581
Consumer Discretionary-4.88%
Amazon.com, Inc.(c)	483	110,607
Home Depot, Inc. (The)	139	56,541
		167,148
Consumer Staples-12.19%
Archer-Daniels-Midland Co.	156	9,772
Coca-Cola Co. (The)	30	2,070
Conagra Brands, Inc.	311	5,949
General Mills, Inc.	724	35,715
Hershey Co. (The)	193	35,464
Hormel Foods Corp.(b)	367	9,337
J.M. Smucker Co. (The)	138	15,250
Kraft Heinz Co. (The)	287	8,027
McCormick & Co., Inc.(b)	328	23,081
Mondelez International, Inc., Class A	1,503	92,344
Monster Beverage Corp.(c)	11	687
Philip Morris International, Inc.	406	67,855
Procter & Gamble Co. (The)	580	91,083
Tyson Foods, Inc., Class A	375	21,293
		417,927
Energy-1.13%
Exxon Mobil Corp.(b)	338	38,630
Financials-18.60%
American International Group, Inc.	207	16,833
Aon PLC, Class A	179	65,693
Arch Capital Group Ltd.	112	10,251
Arthur J. Gallagher & Co.	211	63,880
Berkshire Hathaway, Inc., Class B(c)	197	99,087
Brown & Brown, Inc.	144	13,961
Chubb Ltd.	344	94,624
Erie Indemnity Co., Class A(b)	17	6,025
Marsh & McLennan Cos., Inc.	425	87,469
Progressive Corp. (The)	352	86,965
Travelers Cos., Inc. (The)	237	64,348
W.R. Berkley Corp.	397	28,461
		637,597
Health Care-17.05%
Abbott Laboratories	750	99,495
AbbVie, Inc.	418	87,947
Cooper Cos., Inc. (The)(c)	276	18,601
Eli Lilly and Co.	79	57,874
IDEXX Laboratories, Inc.(c)	112	72,474
Intuitive Surgical, Inc.(c)	10	4,733
IQVIA Holdings, Inc.(c)	39	7,442
Johnson & Johnson	66	11,693
Merck & Co., Inc.	562	47,275
Pfizer, Inc.	403	9,978
Regeneron Pharmaceuticals, Inc.	38	22,067
	Shares	Value
Health Care-(continued)
Stryker Corp.	51	$19,962
Vertex Pharmaceuticals, Inc.(c)	180	70,384
Zoetis, Inc.	347	54,271
		584,196
Industrials-2.47%
Boeing Co. (The)(c)	85	19,948
GE Vernova, Inc.	67	41,069
TransDigm Group, Inc.	3	4,196
Verisk Analytics, Inc.	73	19,573
		84,786
Information Technology-26.27%
Accenture PLC, Class A (Ireland)	30	7,799
Adobe, Inc.(c)	126	44,944
Apple, Inc.	441	102,374
Broadcom, Inc.	411	122,227
Cisco Systems, Inc.	845	58,381
Intuit, Inc.	36	24,012
Microsoft Corp.	255	129,206
NVIDIA Corp.	601	104,682
Oracle Corp.	413	93,392
QUALCOMM, Inc.	558	89,688
Salesforce, Inc.	285	73,031
ServiceNow, Inc.(c)	55	50,460
		900,196
Real Estate-0.01%
American Tower Corp.	2	408
Utilities-9.71%
Ameren Corp.	49	4,889
American Electric Power Co., Inc.	367	40,744
Consolidated Edison, Inc.	345	33,889
Dominion Energy, Inc.	228	13,657
Duke Energy Corp.	614	75,209
NextEra Energy, Inc.	970	69,889
Public Service Enterprise Group, Inc.	60	4,940
Sempra	95	7,843
Southern Co. (The)	430	39,689
Xcel Energy, Inc.	579	41,914
		332,663
Total Common Stocks & Other Equity Interests (Cost $3,200,030)		3,423,132
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $48)	48	48
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $3,200,078)		3,423,180
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.55%
Invesco Private Government Fund, 4.28%(d)(e)(f)	24,209	24,209
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P 500 Minimum Variance ETF (SPMV)—(continued)
August 31, 2025
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	63,301	$63,320
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $87,524)		87,529
TOTAL INVESTMENTS IN SECURITIES-102.43% (Cost $3,287,602)		3,510,709
OTHER ASSETS LESS LIABILITIES-(2.43)%		(83,375)
NET ASSETS-100.00%		$3,427,334

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,778	$278,417	$(280,147)	$-	$-	$48	$160
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,373	5,346,641	(5,380,805)	-	-	24,209	3,968 *
Invesco Private Prime Fund	151,391	9,718,371	(9,806,387)	5	(60)	63,320	10,104 *
Total	$211,542	$15,343,429	$(15,467,339)	$5	$(60)	$87,577	$14,232

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco S&P 500® Momentum ETF (SPMO)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-14.17%
AT&T, Inc.	4,746,971	$139,038,781
Fox Corp., Class A	196,106	11,707,528
Fox Corp., Class B	126,156	6,881,810
Live Nation Entertainment, Inc.(b)(c)	116,127	19,333,984
Meta Platforms, Inc., Class A	1,424,423	1,052,221,270
Netflix, Inc.(b)	333,348	402,767,721
T-Mobile US, Inc.	367,283	92,551,643
		1,724,502,737
Consumer Discretionary-15.54%
Amazon.com, Inc.(b)	4,484,909	1,027,044,161
eBay, Inc.	368,611	33,399,843
Garmin Ltd.	116,940	28,278,431
Hilton Worldwide Holdings, Inc.	144,736	39,955,820
Ralph Lauren Corp.	30,143	8,950,361
Royal Caribbean Cruises Ltd.(c)	236,789	86,006,500
Tapestry, Inc.	175,379	17,857,090
Tesla, Inc.(b)	1,655,884	552,849,991
TJX Cos., Inc. (The)	709,685	96,950,068
		1,891,292,265
Consumer Staples-8.95%
Altria Group, Inc.	1,214,608	81,633,804
Costco Wholesale Corp.	307,384	289,961,475
Philip Morris International, Inc.	1,190,905	199,035,952
Walmart, Inc.	5,346,463	518,499,982
		1,089,131,213
Energy-2.04%
Baker Hughes Co., Class A	751,240	34,106,296
Kinder Morgan, Inc.	1,891,657	51,036,906
ONEOK, Inc.	429,778	32,826,444
Targa Resources Corp.	270,141	45,318,854
Texas Pacific Land Corp.(c)	20,670	19,295,032
Williams Cos., Inc. (The)	1,129,756	65,390,277
		247,973,809
Financials-19.86%
American Express Co.	438,805	145,367,320
Ameriprise Financial, Inc.	59,806	30,788,727
Apollo Global Management, Inc.(c)	315,556	42,988,194
Arthur J. Gallagher & Co.	146,409	44,325,325
Bank of America Corp.	3,796,132	192,615,738
Bank of New York Mellon Corp. (The)	669,932	70,744,819
BlackRock, Inc.	102,235	115,233,158
Brown & Brown, Inc.	156,263	15,149,698
Capital One Financial Corp.	218,923	49,743,684
Citigroup, Inc.	1,149,259	110,983,942
Fiserv, Inc.(b)	500,905	69,215,053
Goldman Sachs Group, Inc. (The)	257,892	192,194,013
Intercontinental Exchange, Inc.	304,931	53,850,815
JPMorgan Chase & Co.	2,103,578	634,060,481
KKR & Co., Inc., Class A	594,599	82,940,614
M&T Bank Corp.	102,407	20,651,396
Morgan Stanley	932,672	140,348,482
Nasdaq, Inc.	311,737	29,533,963
Northern Trust Corp.	123,745	16,245,244
Progressive Corp. (The)	375,558	92,785,359
	Shares	Value
Financials-(continued)
Raymond James Financial, Inc.	133,272	$22,581,608
State Street Corp.	179,359	20,620,904
Synchrony Financial(c)	283,263	21,624,297
Wells Fargo & Co.	2,206,418	181,323,431
Willis Towers Watson PLC	63,105	20,622,083
		2,416,538,348
Health Care-2.29%
Boston Scientific Corp.(b)	1,598,260	168,616,430
DaVita, Inc.(b)(c)	30,577	4,212,287
Intuitive Surgical, Inc.(b)	223,324	105,698,133
		278,526,850
Industrials-9.49%
3M Co.	520,131	80,895,974
Axon Enterprise, Inc.(b)	76,766	57,366,464
Cummins, Inc.	93,708	37,337,015
Delta Air Lines, Inc.	467,870	28,905,009
Dover Corp.	81,634	14,601,057
GE Vernova, Inc.	227,548	139,480,098
General Electric Co.	981,364	270,071,373
Howmet Aerospace, Inc.	440,035	76,610,093
Johnson Controls International PLC	439,529	46,981,255
Parker-Hannifin Corp.	83,562	63,452,805
Pentair PLC	94,469	10,158,252
Republic Services, Inc.	123,959	29,002,687
RTX Corp.	1,024,488	162,483,797
Trane Technologies PLC	133,383	55,433,975
United Airlines Holdings, Inc.(b)	356,937	37,478,385
Veralto Corp.	148,051	15,721,536
Wabtec Corp.	146,809	28,407,541
		1,154,387,316
Information Technology-23.46%
Arista Networks, Inc.(b)	563,751	76,980,199
Broadcom, Inc.	2,471,391	734,966,969
Corning, Inc.	554,687	37,180,670
F5, Inc.(b)	40,660	12,732,272
Fair Isaac Corp.(b)	13,711	20,863,206
GoDaddy, Inc., Class A(b)	175,718	26,060,736
International Business Machines Corp.	536,681	130,676,457
Motorola Solutions, Inc.	142,792	67,463,508
NVIDIA Corp.	7,621,604	1,327,530,985
Palantir Technologies, Inc., Class A(b)	2,527,039	396,012,282
Tyler Technologies, Inc.(b)	24,052	13,538,390
Zebra Technologies Corp., Class A(b)	33,344	10,573,049
		2,854,578,723
Materials-0.21%
International Paper Co.(c)	333,918	16,589,046
Packaging Corp. of America	43,789	9,544,251
		26,133,297
Real Estate-1.25%
CBRE Group, Inc., Class A(b)	221,647	35,933,412
Iron Mountain, Inc.	179,418	16,565,664
Welltower, Inc.	596,198	100,328,199
		152,827,275
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P 500® Momentum ETF (SPMO)—(continued)
August 31, 2025
	Shares	Value
Utilities-2.59%
Ameren Corp.	191,087	$19,066,661
Atmos Energy Corp.(c)	94,109	15,634,328
Constellation Energy Corp.	226,676	69,811,674
Entergy Corp.	374,890	33,024,060
Evergy, Inc.	148,825	10,605,270
NiSource, Inc.	430,009	18,176,480
NRG Energy, Inc.	154,620	22,506,487
PPL Corp.	470,346	17,153,519
Public Service Enterprise Group, Inc.	368,712	30,356,059
Vistra Corp.	418,761	79,191,893
		315,526,431
Total Common Stocks & Other Equity Interests (Cost $10,556,381,605)		12,151,418,264
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $12,323,939)	12,323,939	12,323,939
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $10,568,705,544)		12,163,742,203
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.18%
Invesco Private Government Fund, 4.28%(d)(e)(f)	39,839,575	$39,839,575
Invesco Private Prime Fund, 4.46%(d)(e)(f)	103,388,650	103,419,667
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $143,252,256)		143,259,242
TOTAL INVESTMENTS IN SECURITIES-101.13% (Cost $10,711,957,800)		12,307,001,445
OTHER ASSETS LESS LIABILITIES-(1.13)%		(137,475,159)
NET ASSETS-100.00%		$12,169,526,286

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,656,178	$104,402,906	$(93,735,145)	$-	$-	$12,323,939	$153,410
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	943,439	523,804,491	(484,908,355)	-	-	39,839,575	781,425 *
Invesco Private Prime Fund	2,461,876	1,209,026,475	(1,108,066,552)	6,761	(8,893)	103,419,667	2,141,547 *
Total	$5,061,493	$1,837,233,872	$(1,686,710,052)	$6,761	$(8,893)	$155,583,181	$3,076,382

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco S&P 500 QVM Multi-factor ETF (QVML)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-11.75%
Alphabet, Inc., Class C	312,249	$66,674,529
AT&T, Inc.	217,061	6,357,717
Charter Communications, Inc., Class A(b)	2,924	776,556
Comcast Corp., Class A	113,286	3,848,325
Electronic Arts, Inc.	7,060	1,213,967
Fox Corp., Class A	10,397	620,701
Interpublic Group of Cos., Inc. (The)	11,483	308,204
Live Nation Entertainment, Inc.(b)(c)	4,575	761,692
Meta Platforms, Inc., Class A	62,718	46,329,787
Netflix, Inc.(b)	12,989	15,693,959
News Corp., Class A	15,715	462,178
Omnicom Group, Inc.	6,013	470,998
Paramount Skydance Corp.(b)(c)	17,979	264,291
Take-Two Interactive Software, Inc.(b)	4,993	1,164,717
TKO Group Holdings, Inc.	1,951	369,832
T-Mobile US, Inc.	15,454	3,894,253
Verizon Communications, Inc.	129,970	5,748,573
Walt Disney Co. (The)	52,702	6,238,863
Warner Bros. Discovery, Inc.(b)	64,734	753,504
		161,952,646
Consumer Discretionary-8.81%
Airbnb, Inc., Class A(b)	12,362	1,613,612
Amazon.com, Inc.(b)	278,362	63,744,898
Aptiv PLC (Jersey)(b)	6,673	530,704
Best Buy Co., Inc.	5,431	399,939
Booking Holdings, Inc.	1,024	5,733,427
Caesars Entertainment, Inc.(b)(c)	6,261	167,607
CarMax, Inc.(b)	4,465	273,928
Carnival Corp.(b)	31,153	993,469
D.R. Horton, Inc.(c)	8,196	1,389,058
Darden Restaurants, Inc.	3,525	729,463
Deckers Outdoor Corp.(b)	4,532	542,163
DoorDash, Inc., Class A(b)	9,937	2,437,049
eBay, Inc.	13,755	1,246,341
Expedia Group, Inc.	3,627	779,080
Ford Motor Co.	115,852	1,363,578
Garmin Ltd.	4,554	1,101,248
General Motors Co.	30,256	1,772,699
Genuine Parts Co.	4,360	607,479
Hasbro, Inc.	3,869	314,047
Home Depot, Inc. (The)	31,192	12,687,970
Las Vegas Sands Corp.	10,329	595,260
Lennar Corp., Class A	6,786	903,488
LKQ Corp.	8,162	266,244
lululemon athletica, inc.(b)	4,299	869,258
MGM Resorts International(b)	6,513	258,501
Mohawk Industries, Inc.(b)	1,537	203,945
NIKE, Inc., Class B	34,664	2,681,954
Norwegian Cruise Line Holdings Ltd.(b)	12,430	308,761
NVR, Inc.(b)	88	714,353
O’Reilly Automotive, Inc.(b)	26,694	2,767,634
Pool Corp.(c)	1,170	363,531
PulteGroup, Inc.	5,864	774,165
Ralph Lauren Corp.	1,264	375,320
Ross Stores, Inc.	10,354	1,523,695
Royal Caribbean Cruises Ltd.	7,258	2,636,251
	Shares	Value
Consumer Discretionary-(continued)
Tapestry, Inc.	6,075	$618,556
TJX Cos., Inc. (The)	35,189	4,807,169
Tractor Supply Co.(c)	15,398	950,980
Ulta Beauty, Inc.(b)	1,462	720,371
Williams-Sonoma, Inc.	3,907	735,258
		121,502,453
Consumer Staples-6.42%
Altria Group, Inc.	52,415	3,522,812
Archer-Daniels-Midland Co.	14,506	908,656
Brown-Forman Corp., Class B(c)	6,745	201,945
Bunge Global S.A.	4,227	355,998
Campbell’s Co. (The)(c)	6,123	195,507
Church & Dwight Co., Inc.	7,455	694,508
Clorox Co. (The)	3,928	464,290
Coca-Cola Co. (The)	119,114	8,217,675
Colgate-Palmolive Co.	25,033	2,104,524
Conagra Brands, Inc.	14,933	285,668
Constellation Brands, Inc., Class A	5,011	811,481
Costco Wholesale Corp.	14,220	13,414,010
Dollar General Corp.	5,864	637,769
Dollar Tree, Inc.(b)(c)	5,917	645,959
General Mills, Inc.	16,854	831,408
Hershey Co. (The)(c)	4,318	793,433
Hormel Foods Corp.	8,820	224,381
J.M. Smucker Co. (The)	3,817	421,817
Kellanova	8,327	661,997
Kenvue, Inc.	64,026	1,325,978
Keurig Dr Pepper, Inc.	42,540	1,237,489
Kimberly-Clark Corp.	10,969	1,416,537
Kraft Heinz Co. (The)	26,973	754,435
Kroger Co. (The)	21,488	1,457,746
McCormick & Co., Inc.	7,419	522,075
Molson Coors Beverage Co., Class B	5,454	275,372
Mondelez International, Inc., Class A	39,855	2,448,691
Monster Beverage Corp.(b)	21,865	1,364,595
PepsiCo, Inc.	42,775	6,358,504
Philip Morris International, Inc.	47,118	7,874,831
Procter & Gamble Co. (The)	75,355	11,833,749
Sysco Corp.	14,603	1,175,103
Target Corp.	13,426	1,288,627
Tyson Foods, Inc., Class A	8,869	503,582
Walmart, Inc.	137,191	13,304,783
		88,535,935
Energy-3.30%
APA Corp.(c)	9,814	227,881
Baker Hughes Co., Class A	28,731	1,304,387
Chevron Corp.	48,585	7,802,751
ConocoPhillips	35,652	3,528,478
Coterra Energy, Inc.	21,222	518,666
Devon Energy Corp.	17,622	636,154
Diamondback Energy, Inc.	5,159	767,453
EOG Resources, Inc.	15,570	1,943,447
EQT Corp.	18,633	965,935
Exxon Mobil Corp.	125,162	14,304,765
Halliburton Co.	23,420	532,337
Kinder Morgan, Inc.	60,200	1,624,196
Marathon Petroleum Corp.	9,428	1,694,306
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
August 31, 2025
	Shares	Value
Energy-(continued)
ONEOK, Inc.	18,498	$1,412,877
Phillips 66	11,839	1,581,454
Schlumberger N.V.	39,653	1,460,817
Targa Resources Corp.	6,205	1,040,951
Texas Pacific Land Corp.	586	547,019
Valero Energy Corp.	9,311	1,415,365
Williams Cos., Inc. (The)	37,949	2,196,488
		45,505,727
Financials-16.80%
Aflac, Inc.	15,451	1,651,094
Allstate Corp. (The)	8,665	1,762,894
American Express Co.	16,757	5,551,259
American International Group, Inc.	18,185	1,478,804
Ameriprise Financial, Inc.	2,904	1,495,008
Aon PLC, Class A	7,041	2,584,047
Apollo Global Management, Inc.	12,937	1,762,408
Arch Capital Group Ltd.	12,184	1,115,202
Arthur J. Gallagher & Co.	8,632	2,613,338
Assurant, Inc.	1,616	348,426
Bank of America Corp.	200,889	10,193,108
Bank of New York Mellon Corp. (The)	21,704	2,291,942
Berkshire Hathaway, Inc., Class B(b)	58,078	29,212,072
BlackRock, Inc.	4,411	4,971,815
Blackstone, Inc., Class A	22,126	3,792,396
Brown & Brown, Inc.	7,840	760,088
Capital One Financial Corp.	18,464	4,195,390
Cboe Global Markets, Inc.	3,295	777,455
Charles Schwab Corp. (The)	52,308	5,013,199
Chubb Ltd.	11,848	3,259,029
Cincinnati Financial Corp.	4,908	753,869
Citigroup, Inc.	55,397	5,349,688
Citizens Financial Group, Inc.	13,022	680,790
CME Group, Inc., Class A	11,801	3,145,084
Coinbase Global, Inc., Class A(b)	6,323	1,925,606
Corpay, Inc.(b)	1,989	647,758
Erie Indemnity Co., Class A(c)	868	307,602
Everest Group Ltd.	1,362	465,641
FactSet Research Systems, Inc.	1,261	470,757
Fidelity National Information Services, Inc.	15,901	1,110,049
Fifth Third Bancorp	19,982	914,576
Fiserv, Inc.(b)	16,840	2,326,951
Franklin Resources, Inc.	9,102	233,557
Global Payments, Inc.	7,187	638,349
Globe Life, Inc.	2,615	365,969
Goldman Sachs Group, Inc. (The)	9,248	6,892,072
Hartford Insurance Group, Inc. (The)	9,181	1,214,738
Huntington Bancshares, Inc.	43,168	768,822
Intercontinental Exchange, Inc.	17,794	3,142,420
Invesco Ltd.(d)	13,137	287,569
Jack Henry & Associates, Inc.	2,244	366,355
JPMorgan Chase & Co.	84,487	25,466,072
KeyCorp	29,751	575,979
KKR & Co., Inc., Class A	19,896	2,775,293
Loews Corp.	5,451	527,657
M&T Bank Corp.	5,020	1,012,333
MarketAxess Holdings, Inc.	1,114	204,798
Marsh & McLennan Cos., Inc.	16,139	3,321,568
Mastercard, Inc., Class A	24,782	14,752,477
MetLife, Inc.	17,617	1,433,319
	Shares	Value
Financials-(continued)
Moody’s Corp.	4,684	$2,387,716
Morgan Stanley	36,909	5,554,066
Nasdaq, Inc.	12,177	1,153,649
Northern Trust Corp.	5,894	773,764
PayPal Holdings, Inc.(b)	28,477	1,998,801
PNC Financial Services Group, Inc. (The)	11,830	2,454,015
Principal Financial Group, Inc.	6,549	527,260
Progressive Corp. (The)	19,483	4,813,470
Prudential Financial, Inc.	10,747	1,178,516
Raymond James Financial, Inc.	5,611	950,728
Regions Financial Corp.	26,725	731,998
S&P Global, Inc.	9,656	5,295,737
State Street Corp.	8,724	1,002,998
Synchrony Financial	11,082	846,000
T. Rowe Price Group, Inc.	6,694	720,408
Travelers Cos., Inc. (The)	7,311	1,985,010
Truist Financial Corp.	39,468	1,847,892
U.S. Bancorp	47,024	2,296,182
Visa, Inc., Class A	51,784	18,216,576
W.R. Berkley Corp.	9,468	678,761
Wells Fargo & Co.	100,958	8,296,728
Willis Towers Watson PLC	3,269	1,068,277
		231,685,244
Health Care-9.25%
Abbott Laboratories	52,750	6,997,815
Agilent Technologies, Inc.	8,149	1,024,003
Align Technology, Inc.(b)(c)	2,094	297,264
Amgen, Inc.	16,293	4,687,659
Becton, Dickinson and Co.	8,768	1,692,049
Biogen, Inc.(b)	4,364	577,008
Bio-Techne Corp.	4,534	247,692
Boston Scientific Corp.(b)	47,937	5,057,353
Bristol-Myers Squibb Co.	59,708	2,817,023
Cardinal Health, Inc.	7,424	1,104,543
Cencora, Inc.	5,355	1,561,572
Centene Corp.(b)	15,474	449,365
Charles River Laboratories International, Inc.(b)	1,404	229,287
Cigna Group (The)	8,545	2,570,934
Cooper Cos., Inc. (The)(b)	5,831	392,980
CVS Health Corp.	37,553	2,747,002
Danaher Corp.	18,145	3,734,604
DaVita, Inc.(b)	1,328	182,945
Edwards Lifesciences Corp.(b)	18,686	1,519,919
Elevance Health, Inc.	7,144	2,276,436
Eli Lilly and Co.	22,060	16,160,715
GE HealthCare Technologies, Inc.	13,438	990,784
Gilead Sciences, Inc.	38,573	4,357,592
HCA Healthcare, Inc.	5,672	2,291,261
Henry Schein, Inc.(b)(c)	3,747	260,716
Humana, Inc.	3,708	1,125,971
IDEXX Laboratories, Inc.(b)	2,447	1,583,429
Incyte Corp.(b)	4,634	392,083
Insulet Corp.(b)	2,303	782,744
IQVIA Holdings, Inc.(b)	4,515	861,507
Johnson & Johnson	73,797	13,074,614
Labcorp Holdings, Inc.	2,437	677,462
McKesson Corp.	3,836	2,633,951
Medtronic PLC	36,932	3,427,659
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
August 31, 2025
	Shares	Value
Health Care-(continued)
Merck & Co., Inc.	74,597	$6,275,100
Moderna, Inc.(b)(c)	9,910	238,732
Molina Healthcare, Inc.(b)(c)	1,751	316,633
Pfizer, Inc.	167,061	4,136,430
Quest Diagnostics, Inc.	3,328	604,498
Regeneron Pharmaceuticals, Inc.	3,038	1,764,167
ResMed, Inc.	4,371	1,199,883
Revvity, Inc.(c)	3,503	315,655
Solventum Corp.(b)	4,153	303,543
STERIS PLC	3,056	748,903
Stryker Corp.	10,545	4,127,418
Thermo Fisher Scientific, Inc.	11,398	5,616,023
UnitedHealth Group, Inc.	27,534	8,531,961
Universal Health Services, Inc., Class B	1,986	360,618
Viatris, Inc.	35,706	376,698
Waters Corp.(b)	1,837	554,407
West Pharmaceutical Services, Inc.	2,085	514,891
Zimmer Biomet Holdings, Inc.	5,948	631,083
Zoetis, Inc.	13,874	2,169,894
		127,574,478
Industrials-9.25%
3M Co.	16,724	2,601,084
A.O. Smith Corp.	3,549	253,008
Allegion PLC	2,751	467,120
AMETEK, Inc.	6,990	1,291,752
Automatic Data Processing, Inc.	13,060	3,970,893
Broadridge Financial Solutions, Inc.	3,601	920,488
Builders FirstSource, Inc.(b)	3,317	460,002
C.H. Robinson Worldwide, Inc.	3,681	473,745
Carrier Global Corp.	24,253	1,581,296
Caterpillar, Inc.	14,125	5,918,940
Cintas Corp.	10,713	2,250,051
Copart, Inc.(b)	27,323	1,333,636
CSX Corp.	57,616	1,873,096
Cummins, Inc.	4,178	1,664,682
Dayforce, Inc.(b)(c)	4,740	330,710
Deere & Co.	7,565	3,620,912
Delta Air Lines, Inc.	19,305	1,192,663
Dover Corp.	4,165	744,952
Eaton Corp. PLC	11,941	4,169,081
Emerson Electric Co.	16,273	2,148,036
Equifax, Inc.	3,687	908,108
Expeditors International of Washington, Inc.	4,216	508,197
Fastenal Co.	33,977	1,687,298
FedEx Corp.	6,593	1,523,445
Fortive Corp.	10,264	491,235
GE Vernova, Inc.	8,293	5,083,360
Generac Holdings, Inc.(b)	1,710	316,777
General Dynamics Corp.	7,833	2,542,357
General Electric Co.	33,047	9,094,534
Honeywell International, Inc.	20,090	4,409,755
Howmet Aerospace, Inc.	12,318	2,144,564
Hubbell, Inc.	1,640	706,824
Huntington Ingalls Industries, Inc.	1,184	320,615
Illinois Tool Works, Inc.	8,110	2,146,311
J.B. Hunt Transport Services, Inc.	2,389	346,381
Jacobs Solutions, Inc.	3,721	544,122
Johnson Controls International PLC	19,817	2,118,239
L3Harris Technologies, Inc.	5,703	1,583,267
	Shares	Value
Industrials-(continued)
Leidos Holdings, Inc.	4,085	$739,058
Lennox International, Inc.	998	556,744
Lockheed Martin Corp.	6,761	3,080,514
Norfolk Southern Corp.	6,800	1,903,864
Northrop Grumman Corp.	4,131	2,437,455
Old Dominion Freight Line, Inc.	5,676	856,906
PACCAR, Inc.	16,022	1,601,880
Parker-Hannifin Corp.	3,890	2,953,871
Paychex, Inc.	10,042	1,400,407
Paycom Software, Inc.	1,480	336,182
Pentair PLC	5,049	542,919
Quanta Services, Inc.	4,344	1,641,858
Republic Services, Inc.	6,432	1,504,895
Rollins, Inc.	8,624	487,601
RTX Corp.	39,516	6,267,238
Snap-on, Inc.	1,599	520,059
Southwest Airlines Co.	18,056	594,042
Stanley Black & Decker, Inc.	4,522	335,939
Textron, Inc.	5,374	430,780
Trane Technologies PLC	6,978	2,900,057
Uber Technologies, Inc.(b)	62,332	5,843,625
Union Pacific Corp.	18,181	4,064,726
United Airlines Holdings, Inc.(b)	10,156	1,066,380
United Parcel Service, Inc., Class B	21,557	1,884,944
United Rentals, Inc.(c)	1,967	1,881,121
Veralto Corp.	7,779	826,052
Verisk Analytics, Inc.	4,353	1,167,126
W.W. Grainger, Inc.	1,367	1,385,454
Wabtec Corp.	5,175	1,001,362
Waste Management, Inc.	11,484	2,599,863
Xylem, Inc.	7,366	1,042,731
		127,597,189
Information Technology-27.34%
Accenture PLC, Class A (Ireland)	19,071	4,957,888
Adobe, Inc.(b)	13,446	4,796,188
Advanced Micro Devices, Inc.(b)	45,558	7,409,098
Akamai Technologies, Inc.(b)	4,457	352,682
Amphenol Corp., Class A	35,775	3,894,467
Analog Devices, Inc.	13,950	3,505,775
Apple, Inc.	465,973	108,170,972
Applied Materials, Inc.	22,533	3,622,405
Arista Networks, Inc.(b)	29,259	3,995,316
Autodesk, Inc.(b)	6,556	2,063,173
CDW Corp.	4,183	689,191
Cisco Systems, Inc.	120,319	8,312,840
Cognizant Technology Solutions Corp., Class A	15,182	1,096,900
Corning, Inc.	23,161	1,552,482
CrowdStrike Holdings, Inc., Class A(b)	7,437	3,151,057
Enphase Energy, Inc.(b)	3,700	139,490
F5, Inc.(b)	1,874	586,824
First Solar, Inc.(b)(c)	3,079	600,990
Fortinet, Inc.(b)	19,401	1,528,217
Gartner, Inc.(b)	2,473	621,193
Gen Digital, Inc.	16,034	484,227
GoDaddy, Inc., Class A(b)	4,442	658,793
Hewlett Packard Enterprise Co.	38,078	859,420
HP, Inc.	28,760	820,810
Intel Corp.	125,117	3,046,599
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
August 31, 2025
	Shares	Value
Information Technology-(continued)
International Business Machines Corp.	26,198	$6,378,951
Intuit, Inc.	8,496	5,666,832
Jabil, Inc.	3,148	644,805
Keysight Technologies, Inc.(b)	5,107	834,637
KLA Corp.	3,541	3,087,752
Lam Research Corp.	34,851	3,490,328
Micron Technology, Inc.	27,725	3,299,552
Monolithic Power Systems, Inc.	1,344	1,123,261
Motorola Solutions, Inc.	5,185	2,449,705
NetApp, Inc.	6,000	676,740
NVIDIA Corp.	711,283	123,891,273
NXP Semiconductors N.V. (Netherlands)	6,824	1,602,616
ON Semiconductor Corp.(b)	10,448	518,116
Oracle Corp.	46,749	10,571,351
Palantir Technologies, Inc., Class A(b)	60,887	9,541,602
QUALCOMM, Inc.	30,943	4,973,468
Roper Technologies, Inc.	3,287	1,729,981
Salesforce, Inc.	29,385	7,529,906
Seagate Technology Holdings PLC	6,029	1,009,255
ServiceNow, Inc.(b)	6,392	5,864,404
Skyworks Solutions, Inc.	4,652	348,621
Super Micro Computer, Inc.(b)(c)	14,260	592,360
Synopsys, Inc.(b)	4,405	2,658,506
TE Connectivity PLC (Switzerland)	8,805	1,818,233
Teledyne Technologies, Inc.(b)	1,427	767,969
Teradyne, Inc.	4,505	532,671
Texas Instruments, Inc.	25,598	5,183,083
Trimble, Inc.(b)	7,379	596,371
Tyler Technologies, Inc.(b)	1,295	728,930
VeriSign, Inc.	2,417	660,735
Western Digital Corp.	9,849	791,269
Zebra Technologies Corp., Class A(b)	1,552	492,124
		376,972,404
Materials-2.20%
Air Products and Chemicals, Inc.	6,717	1,975,537
Albemarle Corp.(c)	3,076	261,214
Amcor PLC	69,457	599,414
Avery Dennison Corp.	2,456	421,572
Ball Corp.	8,894	468,180
CF Industries Holdings, Inc.	5,066	438,868
Corteva, Inc.	20,592	1,527,721
Dow, Inc.	19,453	479,127
DuPont de Nemours, Inc.	12,299	946,039
Eastman Chemical Co.	3,450	242,673
Ecolab, Inc.	7,642	2,117,140
Freeport-McMoRan, Inc.	41,215	1,829,946
International Flavors & Fragrances, Inc.	7,644	516,046
International Paper Co.	16,370	813,262
Linde PLC	14,629	6,996,904
LyondellBasell Industries N.V., Class A	7,321	412,538
Mosaic Co. (The)	10,126	338,208
Newmont Corp.	34,417	2,560,625
Nucor Corp.	6,698	996,194
Packaging Corp. of America	2,728	594,595
PPG Industries, Inc.	6,957	773,827
Sherwin-Williams Co. (The)	7,117	2,603,612
Smurfit WestRock PLC	15,093	714,805
	Shares	Value
Materials-(continued)
Steel Dynamics, Inc.	4,100	$536,772
Vulcan Materials Co.	4,102	1,194,338
		30,359,157
Real Estate-1.88%
AvalonBay Communities, Inc.	4,347	851,360
BXP, Inc.(c)	4,107	297,799
Camden Property Trust	3,269	366,063
CBRE Group, Inc., Class A(b)	8,444	1,368,941
Digital Realty Trust, Inc.	9,434	1,581,516
Equinix, Inc.	2,958	2,325,550
Equity Residential	10,581	699,616
Essex Property Trust, Inc.(c)	1,952	527,450
Extra Space Storage, Inc.	6,517	935,711
Federal Realty Investment Trust	2,330	234,281
Healthpeak Properties, Inc.	21,256	381,333
Host Hotels & Resorts, Inc.	20,728	356,729
Invitation Homes, Inc.	17,608	550,954
Kimco Realty Corp.	21,035	473,077
Mid-America Apartment Communities, Inc.(c)	3,721	542,596
Prologis, Inc.	28,354	3,226,118
Public Storage	4,951	1,458,515
Realty Income Corp.	26,220	1,540,687
Regency Centers Corp.	5,069	367,502
Simon Property Group, Inc.	9,569	1,728,735
UDR, Inc.	9,176	363,094
Ventas, Inc.	13,548	922,348
VICI Properties, Inc.	31,464	1,062,854
Welltower, Inc.	19,117	3,217,009
Weyerhaeuser Co.	21,002	543,322
		25,923,160
Utilities-2.89%
AES Corp. (The)	19,097	258,573
Alliant Energy Corp.	7,984	519,519
Ameren Corp.	8,344	832,564
American Electric Power Co., Inc.	16,547	1,837,048
American Water Works Co., Inc.	6,053	868,666
Atmos Energy Corp.(c)	4,924	818,024
CenterPoint Energy, Inc.	20,596	776,675
CMS Energy Corp.	9,167	656,082
Consolidated Edison, Inc.	10,791	1,060,000
Constellation Energy Corp.	10,021	3,086,268
Dominion Energy, Inc.	26,181	1,568,242
DTE Energy Co.	6,415	876,610
Duke Energy Corp.	23,996	2,939,270
Edison International	13,270	744,845
Entergy Corp.	13,283	1,170,100
Evergy, Inc.	6,920	493,119
Eversource Energy	11,081	709,960
Exelon Corp.	31,394	1,371,290
FirstEnergy Corp.	16,357	713,492
NextEra Energy, Inc.	61,143	4,405,353
NiSource, Inc.	14,394	608,434
NRG Energy, Inc.	6,476	942,647
PG&E Corp.	78,653	1,201,818
Pinnacle West Capital Corp.	3,555	317,675
PPL Corp.	23,213	846,578
Public Service Enterprise Group, Inc.	15,269	1,257,097
Sempra	20,029	1,653,594
Southern Co. (The)(c)	33,664	3,107,187
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
August 31, 2025
	Shares	Value
Utilities-(continued)
Vistra Corp.	10,013	$1,893,559
WEC Energy Group, Inc.	9,885	1,052,851
Xcel Energy, Inc.	18,029	1,305,119
		39,892,259
Total Common Stocks & Other Equity Interests (Cost $1,028,959,848)		1,377,500,652
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $195,796)	195,796	195,796
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $1,029,155,644)		1,377,696,448
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.97%
Invesco Private Government Fund, 4.28%(d)(e)(f)	3,538,942	$3,538,942
Invesco Private Prime Fund, 4.46%(d)(e)(f)	9,889,942	9,892,909
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,431,351)		13,431,851
TOTAL INVESTMENTS IN SECURITIES-100.88% (Cost $1,042,586,995)		1,391,128,299
OTHER ASSETS LESS LIABILITIES-(0.88)%		(12,145,532)
NET ASSETS-100.00%		$1,378,982,767

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Invesco Ltd.	$183,324	$188,997	$(135,654)	$119,693	$(68,791)	$287,569	$11,164
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	12,957	17,702,093	(17,519,254)	-	-	195,796	28,176
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,884,175	134,239,500	(133,584,733)	-	-	3,538,942	254,939 *
Invesco Private Prime Fund	7,510,966	309,033,038	(306,649,207)	1	(1,889)	9,892,909	687,309 *
Total	$10,591,422	$461,163,628	$(457,888,848)	$119,694	$(70,680)	$13,915,216	$981,588

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%(a)
Communication Services-1.43%
EchoStar Corp., Class A(b)(c)	16,748	$1,034,859
Frontier Communications Parent, Inc.(b)	29,931	1,109,842
New York Times Co. (The), Class A	22,486	1,345,562
Nexstar Media Group, Inc., Class A(c)	3,814	780,077
Warner Music Group Corp., Class A	18,936	631,516
ZoomInfo Technologies, Inc., Class A(b)(c)	33,469	364,812
		5,266,668
Consumer Discretionary-12.54%
Abercrombie & Fitch Co., Class A(b)	6,620	619,169
Aramark	35,905	1,404,245
Autoliv, Inc. (Sweden)	8,950	1,110,426
AutoNation, Inc.(b)	3,227	706,971
Boyd Gaming Corp.	8,741	750,502
Brunswick Corp.	7,590	482,648
Burlington Stores, Inc.(b)	8,052	2,340,555
Cava Group, Inc.(b)(c)	11,385	769,057
Chewy, Inc., Class A(b)	24,804	1,015,972
Columbia Sportswear Co.	4,291	239,095
Crocs, Inc.(b)	7,253	632,462
Dick’s Sporting Goods, Inc.(c)	7,555	1,607,704
Duolingo, Inc.(b)	5,587	1,664,144
Five Below, Inc.(b)	6,919	1,003,947
Floor & Decor Holdings, Inc., Class A(b)(c)	13,592	1,113,457
GameStop Corp., Class A(b)(c)	57,109	1,279,813
Gap, Inc. (The)	29,384	646,742
Gentex Corp.	29,434	824,446
Goodyear Tire & Rubber Co. (The)(b)	37,084	314,472
Graham Holdings Co., Class B	445	483,292
Grand Canyon Education, Inc.(b)	4,100	826,437
H&R Block, Inc.	18,733	943,207
Harley-Davidson, Inc.	14,693	427,860
Hyatt Hotels Corp., Class A	5,544	799,888
KB Home	8,865	563,371
Lear Corp.	6,826	750,860
Light & Wonder, Inc.(b)(c)	12,317	1,138,953
Lithia Motors, Inc., Class A	3,378	1,137,305
Macy’s, Inc.	35,915	475,155
Marriott Vacations Worldwide Corp.	4,152	324,479
Mattel, Inc.(b)	43,853	802,510
Murphy USA, Inc.	2,531	952,922
Ollie’s Bargain Outlet Holdings, Inc.(b)	8,213	1,041,737
Penske Automotive Group, Inc.	2,411	444,613
Polaris, Inc.	6,476	366,412
PVH Corp.	9,370	790,078
Service Corp. International	19,054	1,510,029
Skechers U.S.A., Inc., Class A(b)	17,580	1,108,946
Somnigroup International, Inc.(c)	27,581	2,315,425
Taylor Morrison Home Corp., Class A(b)	13,119	883,827
Texas Roadhouse, Inc.	9,324	1,608,856
Thor Industries, Inc.(c)	6,509	713,386
Toll Brothers, Inc.	12,793	1,778,227
TopBuild Corp.(b)	3,663	1,541,244
Travel + Leisure Co.	8,796	555,995
Under Armour, Inc., Class A(b)(c)	39,140	195,700
Valvoline, Inc.(b)	16,161	626,724
Visteon Corp.	3,387	419,853
	Shares	Value
Consumer Discretionary-(continued)
Wendy’s Co. (The)	22,494	$238,661
Whirlpool Corp.(c)	6,547	609,853
Wyndham Hotels & Resorts, Inc.(c)	10,261	888,705
YETI Holdings, Inc.(b)(c)	10,884	382,681
		46,173,018
Consumer Staples-5.12%
Albertson’s Cos., Inc., Class A(c)	57,119	1,111,536
BJ’s Wholesale Club Holdings, Inc., Class C(b)	18,490	1,806,103
Boston Beer Co., Inc. (The), Class A(b)	1,224	270,614
Casey’s General Stores, Inc.	4,365	2,158,580
Celsius Holdings, Inc.(b)	18,807	1,182,584
Coca-Cola Consolidated, Inc.	8,431	988,450
Darling Ingredients, Inc.(b)	20,828	707,319
Flowers Foods, Inc.	26,832	403,553
Ingredion, Inc.	8,609	1,115,210
Maplebear, Inc.(b)	22,577	979,165
Marzetti Co. (The)	2,542	464,169
Performance Food Group Co.(b)	21,667	2,197,034
Pilgrim’s Pride Corp.	5,812	258,343
Post Holdings, Inc.(b)	5,967	675,166
Sprouts Farmers Market, Inc.(b)	14,511	2,039,376
US Foods Holding Corp.(b)	32,158	2,495,461
		18,852,663
Energy-3.58%
Antero Midstream Corp.	45,861	815,867
Antero Resources Corp.(b)	37,634	1,201,277
Chord Energy Corp.	7,158	786,593
Civitas Resources, Inc.	10,230	376,259
CNX Resources Corp.(b)(c)	19,839	579,299
DT Midstream, Inc.	13,517	1,408,201
HF Sinclair Corp.	20,193	1,027,420
Matador Resources Co.	13,469	678,299
Murphy Oil Corp.(c)	15,609	388,040
NOV, Inc.	45,219	600,960
Ovintiv, Inc.	30,912	1,302,013
PBF Energy, Inc., Class A	11,669	318,797
Permian Resources Corp.	75,961	1,085,483
Range Resources Corp.	31,469	1,078,443
Valaris Ltd.(b)(c)	7,163	355,786
Viper Energy, Inc., Class A	16,460	655,849
Weatherford International PLC	8,040	512,188
		13,170,774
Financials-18.73%
Affiliated Managers Group, Inc.	3,720	836,330
Ally Financial, Inc.	34,622	1,421,233
American Financial Group, Inc.	9,793	1,330,477
Annaly Capital Management, Inc.(c)	76,280	1,616,373
Associated Banc-Corp	21,159	570,658
Bank OZK	13,532	710,024
Brighthouse Financial, Inc.(b)	8,142	384,791
Cadence Bank	23,664	890,713
Carlyle Group, Inc. (The)	27,027	1,744,863
CNO Financial Group, Inc.	13,612	537,266
Columbia Banking System, Inc.	27,393	733,311
Comerica, Inc.	17,444	1,231,197
Commerce Bancshares, Inc.	16,679	1,033,097
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
August 31, 2025
	Shares	Value
Financials-(continued)
Cullen/Frost Bankers, Inc.	8,597	$1,109,271
East West Bancorp, Inc.	18,109	1,903,980
Equitable Holdings, Inc.	41,047	2,186,163
Essent Group Ltd.	13,770	863,930
Euronet Worldwide, Inc.(b)(c)	5,247	488,968
Evercore, Inc., Class A	4,455	1,432,505
F.N.B. Corp.	46,933	783,312
Federated Hermes, Inc., Class B	10,269	545,284
Fidelity National Financial, Inc.	34,357	2,056,954
First American Financial Corp.	12,992	857,472
First Financial Bankshares, Inc.	16,273	604,867
First Horizon Corp.	70,177	1,586,000
FirstCash Holdings, Inc.	5,040	742,241
Flagstar Financial, Inc.	39,986	512,621
Glacier Bancorp, Inc.(c)	14,486	711,987
Hamilton Lane, Inc., Class A	5,798	894,863
Hancock Whitney Corp.	11,336	713,261
Hanover Insurance Group, Inc. (The)	4,936	856,297
Home BancShares, Inc.	24,356	724,835
Houlihan Lokey, Inc.	7,267	1,447,950
International Bancshares Corp.	6,855	490,407
Janus Henderson Group PLC	16,590	735,269
Jefferies Financial Group, Inc.	19,920	1,291,812
Kemper Corp.	8,021	430,327
Kinsale Capital Group, Inc.	3,052	1,396,137
MGIC Investment Corp.	32,758	911,655
Morningstar, Inc.	3,699	970,692
Old National Bancorp	42,424	971,085
Old Republic International Corp.	32,307	1,291,311
Pinnacle Financial Partners, Inc.	10,316	1,002,921
Primerica, Inc.	4,680	1,260,511
Prosperity Bancshares, Inc.(c)	12,547	867,374
Reinsurance Group of America, Inc.	9,077	1,768,109
RenaissanceRe Holdings Ltd. (Bermuda)	6,835	1,660,837
RLI Corp.	11,591	785,058
SEI Investments Co.	13,113	1,157,616
Selective Insurance Group, Inc.	8,318	650,717
Shift4 Payments, Inc., Class A(b)(c)	9,014	815,136
SLM Corp.	28,442	889,666
SouthState Corp.	13,022	1,329,025
Starwood Property Trust, Inc.(c)	41,227	835,671
Stifel Financial Corp.	13,395	1,544,310
Synovus Financial Corp.	18,619	960,927
Texas Capital Bancshares, Inc.(b)	5,696	493,103
UMB Financial Corp.	9,019	1,099,416
United Bankshares, Inc.	18,711	717,380
Unum Group	22,951	1,603,357
Valley National Bancorp	61,643	644,786
Voya Financial, Inc.	12,887	967,685
Webster Financial Corp.	22,000	1,368,840
Western Alliance Bancorporation	14,297	1,280,296
Western Union Co. (The)(c)	44,848	388,832
Wintrust Financial Corp.	8,705	1,195,109
Zions Bancorporation N.A.	19,293	1,119,187
		68,957,658
Health Care-7.43%
Acadia Healthcare Co., Inc.(b)(c)	12,218	280,525
Avantor, Inc.(b)	87,655	1,180,713
BioMarin Pharmaceutical, Inc.(b)	26,052	1,518,050
	Shares	Value
Health Care-(continued)
Bio-Rad Laboratories, Inc., Class A(b)(c)	2,513	$748,573
Chemed Corp.	2,118	969,938
Doximity, Inc., Class A(b)	16,305	1,107,762
Encompass Health Corp.	13,711	1,669,451
Ensign Group, Inc. (The)(c)	7,563	1,299,172
Envista Holdings Corp.(b)(c)	21,643	458,399
Exelixis, Inc.(b)	39,096	1,462,972
Globus Medical, Inc., Class A(b)	14,646	897,361
Halozyme Therapeutics, Inc.(b)	17,831	1,304,338
HealthEquity, Inc.(b)	11,249	1,004,873
Hims & Hers Health, Inc.(b)(c)	25,308	1,071,794
Jazz Pharmaceuticals PLC(b)(c)	7,978	1,019,190
Lantheus Holdings, Inc.(b)(c)	8,607	472,524
Masimo Corp.(b)(c)	5,720	799,141
Medpace Holdings, Inc.(b)	3,279	1,559,197
Option Care Health, Inc.(b)	23,218	665,892
Penumbra, Inc.(b)	5,442	1,483,707
Perrigo Co. PLC	17,653	419,082
Repligen Corp.(b)	6,166	754,225
Roivant Sciences Ltd.(b)(c)	54,264	647,370
Tenet Healthcare Corp.(b)	13,349	2,460,621
United Therapeutics Corp.(b)	6,912	2,106,501
		27,361,371
Industrials-23.55%
Acuity, Inc.	3,909	1,276,171
Advanced Drainage Systems, Inc.	8,918	1,283,924
AECOM	17,430	2,176,833
Alaska Air Group, Inc.(b)(c)	17,190	1,079,188
American Airlines Group, Inc.(b)(c)	89,971	1,202,912
Applied Industrial Technologies, Inc.	5,077	1,338,196
Brink’s Co. (The)	5,600	627,424
BWX Technologies, Inc.	11,362	1,841,098
CACI International, Inc., Class A(b)	2,927	1,404,140
Carlisle Cos., Inc.	6,151	2,373,609
Chart Industries, Inc.(b)	5,976	1,191,375
Clean Harbors, Inc.(b)	6,840	1,656,716
CNH Industrial N.V.	113,605	1,300,777
Comfort Systems USA, Inc.	4,580	3,221,480
Concentrix Corp.(c)	5,984	315,716
Core & Main, Inc., Class A(b)	24,406	1,579,556
Crane Co.	5,927	1,098,273
Curtiss-Wright Corp.	4,717	2,255,434
Donaldson Co., Inc.	16,022	1,276,473
EMCOR Group, Inc.	6,163	3,821,060
EnerSys	4,855	498,366
ESAB Corp.	7,308	843,124
ExlService Holdings, Inc.(b)	20,569	900,511
Exponent, Inc.	6,727	480,173
Flowserve Corp.	18,688	1,002,798
Fluor Corp.(b)	18,950	777,329
Fortune Brands Innovations, Inc.	16,300	953,876
FTI Consulting, Inc.(b)(c)	4,800	809,472
GATX Corp.(c)	4,809	809,403
Genpact Ltd.	21,299	965,697
Graco, Inc.	22,464	1,918,201
GXO Logistics, Inc.(b)(c)	14,903	784,643
Hexcel Corp.(c)	10,073	636,110
Insperity, Inc.	4,940	272,787
ITT, Inc.	10,807	1,839,892
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
August 31, 2025
	Shares	Value
Industrials-(continued)
KBR, Inc.	17,257	$870,788
Kirby Corp.(b)(c)	7,452	724,334
Knight-Swift Transportation Holdings, Inc.	22,169	973,219
Landstar System, Inc.	4,595	608,056
Lincoln Electric Holdings, Inc.	7,210	1,749,362
ManpowerGroup, Inc.	6,145	260,548
MasTec, Inc.(b)	7,929	1,440,620
Maximus, Inc.	7,709	677,775
Middleby Corp. (The)(b)	7,230	989,426
MSA Safety, Inc.	5,127	874,666
MSC Industrial Direct Co., Inc., Class A	5,842	527,124
Mueller Industries, Inc.	15,205	1,458,768
Nextracker, Inc., Class A(b)	18,245	1,227,159
nVent Electric PLC(c)	21,238	1,919,703
Oshkosh Corp.	7,846	1,093,497
Owens Corning	11,216	1,684,307
Parsons Corp.(b)	5,751	460,655
Paylocity Holding Corp.(b)	5,933	1,063,372
RB Global, Inc. (Canada)(c)	24,203	2,772,212
RBC Bearings, Inc.(b)(c)	4,096	1,597,276
Regal Rexnord Corp.	8,272	1,235,258
Ryder System, Inc.	5,562	1,042,986
Science Applications International Corp.	7,198	847,205
Sensata Technologies Holding PLC	17,973	584,841
Simpson Manufacturing Co., Inc.(c)	5,641	1,078,108
Terex Corp.	8,181	408,559
Tetra Tech, Inc.	35,357	1,287,702
Timken Co. (The)	8,003	618,072
Toro Co. (The)	14,534	1,178,126
UFP Industries, Inc.	7,999	807,659
Valmont Industries, Inc.	2,664	978,008
Watsco, Inc.(c)	4,649	1,870,665
Watts Water Technologies, Inc., Class A	3,649	1,010,408
WESCO International, Inc.	5,651	1,242,316
Woodward, Inc.	7,405	1,827,702
XPO, Inc.(b)(c)	14,868	1,928,380
		86,731,599
Information Technology-11.55%
Amkor Technology, Inc.	13,310	321,969
AppFolio, Inc., Class A(b)	2,850	790,533
Arrow Electronics, Inc.(b)	6,568	829,735
ASGN, Inc.(b)	5,776	313,348
Avnet, Inc.	11,090	605,181
Belden, Inc.	5,087	662,327
BILL Holdings, Inc.(b)(c)	12,355	573,519
Ciena Corp.(b)(c)	21,161	1,988,499
Cirrus Logic, Inc.(b)	6,736	769,184
Cognex Corp.	22,279	978,939
Coherent Corp.(b)(c)	19,321	1,747,971
Commvault Systems, Inc.(b)	5,772	1,077,315
Crane NXT Co.(c)	6,262	374,029
DocuSign, Inc.(b)	31,525	2,416,707
Dolby Laboratories, Inc., Class A(c)	7,992	572,867
Dropbox, Inc., Class A(b)	29,129	846,489
Dynatrace, Inc.(b)(c)	40,302	2,039,281
Entegris, Inc.(c)	17,812	1,491,577
Fabrinet (Thailand)(b)(c)	4,636	1,535,860
Flex Ltd.(b)	49,828	2,671,777
Guidewire Software, Inc.(b)	9,612	2,085,996
	Shares	Value
Information Technology-(continued)
IPG Photonics Corp.(b)(c)	3,402	$278,352
Kyndryl Holdings, Inc.(b)(c)	30,383	965,876
Lattice Semiconductor Corp.(b)(c)	16,389	1,087,902
Littelfuse, Inc.	3,000	779,490
Manhattan Associates, Inc.(b)	8,189	1,764,238
MKS, Inc.	7,812	807,292
Okta, Inc.(b)(c)	22,559	2,092,798
Onto Innovation, Inc.(b)	6,011	637,166
Pegasystems, Inc.	11,414	618,753
Power Integrations, Inc.	6,482	292,338
Pure Storage, Inc., Class A(b)(c)	40,531	3,145,611
Qualys, Inc.(b)	4,790	650,530
Rambus, Inc.(b)	12,317	908,625
Silicon Laboratories, Inc.(b)	3,794	509,724
Synaptics, Inc.(b)(c)	4,707	328,831
TD SYNNEX Corp.	9,726	1,440,129
Universal Display Corp.	5,206	721,500
Vontier Corp.	19,143	821,426
		42,543,684
Materials-5.94%
Alcoa Corp.(c)	32,451	1,044,598
AptarGroup, Inc.	9,326	1,298,832
Ashland, Inc.	5,801	325,726
ATI, Inc.(b)	18,194	1,410,763
Avient Corp.	12,111	452,951
Axalta Coating Systems Ltd.(b)	29,346	917,356
Cabot Corp.	6,895	562,356
Carpenter Technology Corp.	6,443	1,551,990
Cleveland-Cliffs, Inc.(b)(c)	50,659	544,584
Commercial Metals Co.	14,422	831,717
Crown Holdings, Inc.	15,412	1,531,645
Eagle Materials, Inc.	4,580	1,057,522
Graphic Packaging Holding Co.(c)	40,390	899,485
Greif, Inc., Class A	2,948	192,534
Knife River Corp.(b)	8,351	676,431
Louisiana-Pacific Corp.	8,370	796,071
NewMarket Corp.	973	804,632
Olin Corp.	13,629	322,462
Reliance, Inc.	6,915	2,044,489
Royal Gold, Inc.	9,024	1,620,530
RPM International, Inc.	17,064	2,138,290
Silgan Holdings, Inc.	10,848	508,988
Westlake Corp.	3,921	344,342
		21,878,294
Real Estate-6.95%
Agree Realty Corp.	14,582	1,060,695
American Homes 4 Rent, Class A	44,448	1,592,127
Brixmor Property Group, Inc.	40,713	1,139,557
COPT Defense Properties	14,372	413,626
Cousins Properties, Inc.	20,582	606,963
CubeSmart	29,606	1,211,478
EastGroup Properties, Inc.	6,788	1,150,973
EPR Properties	9,761	529,534
Equity LifeStyle Properties, Inc.	26,091	1,573,026
First Industrial Realty Trust, Inc.	17,452	917,975
Gaming and Leisure Properties, Inc.	36,164	1,736,234
Healthcare Realty Trust, Inc.(c)	46,153	802,139
Independence Realty Trust, Inc.(c)	30,855	558,784
Jones Lang LaSalle, Inc.(b)	5,979	1,827,003
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
August 31, 2025
	Shares	Value
Real Estate-(continued)
Kilroy Realty Corp.(c)	12,705	$528,401
Kite Realty Group Trust(c)	28,647	653,725
NNN REIT, Inc.	24,875	1,067,386
Omega Healthcare Investors, Inc.	37,874	1,612,296
Park Hotels & Resorts, Inc.(c)	26,866	315,944
PotlatchDeltic Corp.	9,366	393,653
Rayonier, Inc.(c)	18,466	485,287
Rexford Industrial Realty, Inc.(c)	29,457	1,219,814
Sabra Health Care REIT, Inc.	29,979	572,899
STAG Industrial, Inc.	24,093	887,827
Vornado Realty Trust	20,162	766,761
W.P. Carey, Inc.	29,133	1,954,824
		25,578,931
Utilities-3.14%
ALLETE, Inc.	7,647	490,555
Black Hills Corp.	9,635	576,269
Essential Utilities, Inc.	34,343	1,356,892
IDACORP, Inc.(c)	7,278	910,478
National Fuel Gas Co.	12,288	1,065,861
New Jersey Resources Corp.	13,597	643,002
NorthWestern Energy Group, Inc.	8,522	490,100
OGE Energy Corp.	27,245	1,216,762
ONE Gas, Inc.	7,567	578,876
Ormat Technologies, Inc.	7,091	651,592
Portland General Electric Co.	14,931	638,748
Southwest Gas Holdings, Inc.	7,985	637,842
	Shares	Value
Utilities-(continued)
Spire, Inc.	7,935	$607,821
TXNM Energy, Inc.	11,916	674,922
UGI Corp.(c)	28,981	1,003,902
		11,543,622
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $291,200,389)		368,058,282
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.17%
Invesco Private Government Fund, 4.28%(d)(e)(f)	13,347,836	13,347,836
Invesco Private Prime Fund, 4.46%(d)(e)(f)	35,141,147	35,151,689
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,497,071)		48,499,525
TOTAL INVESTMENTS IN SECURITIES-113.13% (Cost $339,697,460)		416,557,807
OTHER ASSETS LESS LIABILITIES-(13.13)%		(48,348,380)
NET ASSETS-100.00%		$368,209,427

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$269,035	$6,950,599	$(7,219,634)	$-	$-	$-	$6,678
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
August 31, 2025
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$11,496,566	$103,703,609	$(101,852,339)	$-	$-	$13,347,836	$574,166 *
Invesco Private Prime Fund	26,933,411	223,204,871	(214,983,749)	394	(3,238)	35,151,689	1,537,876 *
Total	$38,699,012	$333,859,079	$(324,055,722)	$394	$(3,238)	$48,499,525	$2,118,720

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco S&P MidCap Low Volatility ETF (XMLV)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Communication Services-2.21%
New York Times Co. (The), Class A	146,962	$8,794,206
Warner Music Group Corp., Class A	276,693	9,227,712
		18,021,918
Consumer Discretionary-2.07%
Choice Hotels International, Inc.(b)	65,494	7,831,773
Service Corp. International	114,961	9,110,659
		16,942,432
Consumer Staples-6.91%
Albertson’s Cos., Inc., Class A(b)	426,045	8,290,836
Flowers Foods, Inc.	626,231	9,418,514
Ingredion, Inc.	69,483	9,000,828
Performance Food Group Co.(c)	82,492	8,364,689
Post Holdings, Inc.(b)(c)	113,178	12,806,090
US Foods Holding Corp.(c)	111,293	8,636,337
		56,517,294
Energy-0.94%
Antero Midstream Corp.	433,492	7,711,823
Financials-19.85%
American Financial Group, Inc.(b)	71,561	9,722,277
Annaly Capital Management, Inc.(b)	488,406	10,349,323
Commerce Bancshares, Inc.	143,392	8,881,700
Essent Group Ltd.	160,808	10,089,094
Federated Hermes, Inc., Class B	196,111	10,413,494
Fidelity National Financial, Inc.	149,272	8,936,915
First American Financial Corp.(b)	136,605	9,015,930
FirstCash Holdings, Inc.	62,660	9,227,938
Hanover Insurance Group, Inc. (The)	52,408	9,091,740
MGIC Investment Corp.	327,462	9,113,267
Morningstar, Inc.	34,655	9,094,165
Old Republic International Corp.	276,632	11,056,981
Primerica, Inc.(b)	32,931	8,869,636
Prosperity Bancshares, Inc.(b)	132,203	9,139,193
RLI Corp.	143,105	9,692,502
SEI Investments Co.	100,100	8,836,828
Starwood Property Trust, Inc.(b)	530,124	10,745,614
		162,276,597
Health Care-2.13%
Encompass Health Corp.	70,017	8,525,270
Ensign Group, Inc. (The)	51,638	8,870,375
		17,395,645
Industrials-10.30%
AECOM	78,237	9,771,019
Donaldson Co., Inc.	135,582	10,801,818
Exponent, Inc.	123,338	8,803,866
FTI Consulting, Inc.(c)	48,891	8,244,978
GATX Corp.(b)	57,466	9,672,103
Graco, Inc.	122,336	10,446,271
Landstar System, Inc.	61,248	8,104,948
MSA Safety, Inc.(b)	54,367	9,275,010
RB Global, Inc. (Canada)(b)	78,990	9,047,515
		84,167,528
Materials-4.70%
AptarGroup, Inc.	72,585	10,108,913
	Shares	Value
Materials-(continued)
Crown Holdings, Inc.	96,334	$9,573,673
NewMarket Corp.	12,377	10,235,284
RPM International, Inc.	67,893	8,507,672
		38,425,542
Real Estate-27.66%
Agree Realty Corp.	168,661	12,268,401
American Homes 4 Rent, Class A	292,399	10,473,732
Brixmor Property Group, Inc.	343,855	9,624,501
COPT Defense Properties	396,232	11,403,557
Cousins Properties, Inc.	329,390	9,713,711
CubeSmart	229,849	9,405,421
EastGroup Properties, Inc.	59,370	10,066,777
EPR Properties	186,461	10,115,509
Equity LifeStyle Properties, Inc.(b)	175,098	10,556,658
First Industrial Realty Trust, Inc.	187,387	9,856,556
Gaming and Leisure Properties, Inc.	270,599	12,991,458
Healthcare Realty Trust, Inc.(b)	566,283	9,841,999
Independence Realty Trust, Inc.(b)	546,396	9,895,232
Kite Realty Group Trust(b)	413,452	9,434,975
Lamar Advertising Co., Class A(b)	68,377	8,700,973
National Storage Affiliates Trust(b)	268,689	8,659,846
NNN REIT, Inc.	264,450	11,347,550
Omega Healthcare Investors, Inc.	255,354	10,870,420
Rayonier, Inc.(b)	386,604	10,159,953
Sabra Health Care REIT, Inc.(b)	499,861	9,552,344
STAG Industrial, Inc.	269,345	9,925,363
W.P. Carey, Inc.	167,026	11,207,445
		226,072,381
Utilities-23.02%
ALLETE, Inc.	578,038	37,081,138
Black Hills Corp.	196,396	11,746,445
Essential Utilities, Inc.	272,590	10,770,031
IDACORP, Inc.(b)	95,727	11,975,448
National Fuel Gas Co.	120,404	10,443,843
New Jersey Resources Corp.	260,205	12,305,094
NorthWestern Energy Group, Inc.	202,464	11,643,704
OGE Energy Corp.	261,839	11,693,730
ONE Gas, Inc.(b)	146,157	11,181,010
Ormat Technologies, Inc.	101,608	9,336,759
Portland General Electric Co.	271,095	11,597,444
Southwest Gas Holdings, Inc.	117,469	9,383,424
Spire, Inc.	141,544	10,842,270
TXNM Energy, Inc.	179,931	10,191,292
UGI Corp.	229,392	7,946,139
		188,137,771
Total Common Stocks & Other Equity Interests (Cost $747,921,759)		815,668,931
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $536,778)	536,778	536,778
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $748,458,537)		816,205,709
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco S&P MidCap Low Volatility ETF (XMLV)—(continued)
August 31, 2025
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.72%
Invesco Private Government Fund, 4.28%(d)(e)(f)	28,858,966	$28,858,966
Invesco Private Prime Fund, 4.46%(d)(e)(f)	75,088,578	75,111,105
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $103,965,005)		103,970,071
TOTAL INVESTMENTS IN SECURITIES-112.58% (Cost $852,423,542)		920,175,780
OTHER ASSETS LESS LIABILITIES-(12.58)%		(102,833,553)
NET ASSETS-100.00%		$817,342,227

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$67,904	$30,524,825	$(30,055,951)	$-	$-	$536,778	$25,942
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,390,433	330,644,664	(315,176,131)	-	-	28,858,966	849,817 *
Invesco Private Prime Fund	34,972,828	684,057,297	(643,915,926)	3,840	(6,934)	75,111,105	2,296,363 *
Total	$48,431,165	$1,045,226,786	$(989,148,008)	$3,840	$(6,934)	$104,506,849	$3,172,122

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-2.59%
Angi, Inc.(b)(c)	6,705	$118,813
Cable One, Inc.(c)	815	131,606
CarGurus, Inc.(b)	13,832	478,587
Cars.com, Inc.(b)	9,235	120,517
Cinemark Holdings, Inc.	18,389	474,436
IAC, Inc.(b)(c)	11,247	411,865
John Wiley & Sons, Inc., Class A	6,739	273,469
Lumen Technologies, Inc.(b)	157,421	782,382
QuinStreet, Inc.(b)	8,833	138,501
Scholastic Corp.	3,663	93,992
Shenandoah Telecommunications Co.(c)	6,725	89,106
Shutterstock, Inc.	3,791	79,346
TEGNA, Inc.	26,204	555,525
Telephone and Data Systems, Inc.	16,065	644,046
TripAdvisor, Inc.(b)(c)	18,190	316,870
Yelp, Inc.(b)	11,274	356,484
Ziff Davis, Inc.(b)(c)	6,713	256,504
		5,322,049
Consumer Discretionary-13.55%
Academy Sports & Outdoors, Inc.(c)	10,297	551,404
Acushnet Holdings Corp.	4,206	322,390
Adient PLC(b)	11,404	282,819
Adtalem Global Education, Inc.(b)	6,735	881,948
Advance Auto Parts, Inc.(c)	9,052	552,082
American Axle & Manufacturing Holdings, Inc.(b)(c)	18,513	107,746
American Eagle Outfitters, Inc.(c)	31,050	401,787
Asbury Automotive Group, Inc.(b)	3,020	759,651
BJ’s Restaurants, Inc.(b)	3,776	126,723
Bloomin’ Brands, Inc.	11,224	82,496
Boot Barn Holdings, Inc.(b)(c)	4,961	881,917
BorgWarner, Inc.	35,202	1,505,238
Brinker International, Inc.(b)	7,145	1,114,477
Buckle, Inc. (The)	4,783	270,670
Caleres, Inc.(c)	5,455	81,825
Carter’s, Inc.(c)	5,695	162,649
Cavco Industries, Inc.(b)	1,334	707,674
Century Communities, Inc.	4,243	279,529
Champion Homes, Inc.(b)	8,624	650,767
Cheesecake Factory, Inc. (The)(c)	7,368	452,837
Cracker Barrel Old Country Store, Inc.(c)	3,767	225,342
Dana, Inc.	19,851	400,196
Dorman Products, Inc.(b)	4,522	731,614
Dream Finders Homes, Inc., Class A(b)(c)	4,034	112,105
Ethan Allen Interiors, Inc.	3,576	105,528
Foot Locker, Inc.(b)(c)	13,302	328,559
Frontdoor, Inc.(b)	12,203	741,332
Gentherm, Inc.(b)	4,895	179,989
G-III Apparel Group Ltd.(b)	8,448	228,096
Golden Entertainment, Inc.	3,436	85,453
Green Brick Partners, Inc.(b)	4,838	337,886
Group 1 Automotive, Inc.	2,036	946,292
Guess?, Inc.(c)	3,778	63,508
Helen of Troy Ltd.(b)	3,511	86,195
Installed Building Products, Inc.	3,565	933,388
Kohl’s Corp.	16,888	254,333
	Shares	Value
Consumer Discretionary-(continued)
Kontoor Brands, Inc.	8,463	$653,767
La-Z-Boy, Inc.	7,071	261,415
LCI Industries	4,015	423,261
LGI Homes, Inc.(b)(c)	3,206	198,484
M/I Homes, Inc.(b)	4,327	637,194
MarineMax, Inc.(b)	2,722	71,725
Meritage Homes Corp.	11,515	894,600
Mister Car Wash, Inc.(b)(c)	16,462	93,998
Monarch Casino & Resort, Inc.	2,056	214,503
Monro, Inc.	4,775	79,170
National Vision Holdings, Inc.(b)(c)	11,899	272,963
Newell Brands, Inc.	63,598	376,500
Oxford Industries, Inc.(c)	2,573	113,341
Patrick Industries, Inc.	5,220	583,857
PENN Entertainment, Inc.(b)	21,614	437,251
Perdoceo Education Corp.	10,703	350,416
PHINIA, Inc.	6,584	385,032
Sally Beauty Holdings, Inc.(b)	15,900	220,374
Shoe Carnival, Inc.	2,752	57,517
Signet Jewelers Ltd.(c)	6,001	528,388
Sonic Automotive, Inc., Class A	2,169	178,270
Sonos, Inc.(b)	19,898	276,980
Standard Motor Products, Inc.	3,294	127,840
Steven Madden Ltd.	11,876	344,879
Strategic Education, Inc.	4,302	349,968
Stride, Inc.(b)	7,450	1,215,766
Sturm, Ruger & Co., Inc.	2,610	90,489
Topgolf Callaway Brands Corp.(b)(c)	18,668	178,466
Tri Pointe Homes, Inc.(b)	14,555	514,228
Upbound Group, Inc.	7,241	183,994
Urban Outfitters, Inc.(b)	9,345	626,863
Victoria’s Secret & Co.(b)(c)	13,010	299,490
Winnebago Industries, Inc.	4,728	170,113
Wolverine World Wide, Inc.	12,236	390,818
XPEL, Inc.(b)(c)(d)	3,518	130,729
		27,869,094
Consumer Staples-3.14%
Andersons, Inc. (The)	5,282	216,034
B&G Foods, Inc.	11,953	53,908
Cal-Maine Foods, Inc.	7,339	848,682
Central Garden & Pet Co., Class A(b)	10,166	335,783
Chefs’ Warehouse, Inc. (The)(b)	5,986	377,956
Edgewell Personal Care Co.	8,537	205,059
Energizer Holdings, Inc.(c)	11,499	316,912
Fresh Del Monte Produce, Inc.	5,964	216,374
Grocery Outlet Holding Corp.(b)(c)	16,250	294,288
Interparfums, Inc.(c)	2,843	326,774
J&J Snack Foods Corp.	2,553	284,838
John B. Sanfilippo & Son, Inc.	1,428	92,677
National Beverage Corp.(b)	3,752	157,772
PriceSmart, Inc.	4,074	436,977
Simply Good Foods Co. (The)(b)	15,729	450,321
SpartanNash Co.	5,899	158,093
Tootsie Roll Industries, Inc.(c)	2,923	117,534
TreeHouse Foods, Inc.(b)	7,576	138,944
United Natural Foods, Inc.(b)	13,561	383,505
Universal Corp.	4,327	242,096
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
August 31, 2025
	Shares	Value
Consumer Staples-(continued)
USANA Health Sciences, Inc.(b)	1,797	$57,342
WD-40 Co.	2,217	478,961
WK Kellogg Co.	11,819	270,891
		6,461,721
Energy-4.09%
Archrock, Inc.	28,809	713,311
Atlas Energy Solutions, Inc.(c)	9,860	115,461
Bristow Group, Inc.(b)	3,500	134,785
Cactus, Inc., Class A	9,519	399,322
California Resources Corp.	11,170	554,926
Comstock Resources, Inc.(b)(c)	14,449	233,062
Core Laboratories, Inc.(c)	6,671	76,783
Core Natural Resources, Inc.	8,059	598,461
Crescent Energy Co., Class A	26,577	253,545
CVR Energy, Inc.(c)	5,033	153,456
Dorian LPG Ltd.	5,476	175,122
Helix Energy Solutions Group, Inc.(b)	20,280	133,645
Helmerich & Payne, Inc.	13,719	286,590
Innovex International, Inc.(b)(c)	5,200	89,752
International Seaways, Inc.	6,456	293,232
Liberty Energy, Inc., Class A	22,998	258,728
Magnolia Oil & Gas Corp., Class A	28,399	706,567
Northern Oil and Gas, Inc.(c)	13,910	363,886
Oceaneering International, Inc.(b)	14,929	364,268
Par Pacific Holdings, Inc.(b)	8,383	290,387
Patterson-UTI Energy, Inc.	50,079	290,959
Peabody Energy Corp.(c)	18,970	330,078
ProPetro Holding Corp.(b)	10,848	55,325
REX American Resources Corp.(b)	2,325	145,475
RPC, Inc.(c)	12,037	57,416
SM Energy Co.	16,382	467,706
Talos Energy, Inc.(b)	17,982	177,662
Tidewater, Inc.(b)(c)	6,507	391,721
Vital Energy, Inc.(b)	3,372	60,089
World Kinect Corp.	9,135	244,909
		8,416,629
Financials-21.11%
Acadian Asset Management, Inc.	4,379	223,198
Adamas Trust, Inc.	13,907	100,409
Ameris Bancorp	10,448	765,630
AMERISAFE, Inc.	3,251	150,131
Apollo Commercial Real Estate Finance, Inc.	20,475	216,830
Arbor Realty Trust, Inc.(c)	28,194	336,636
ARMOUR Residential REIT, Inc.	11,972	183,291
Artisan Partners Asset Management, Inc., Class A(c)	10,872	508,701
Assured Guaranty Ltd.	7,871	646,996
Atlantic Union Bankshares Corp., Class B(c)	20,197	721,639
Axos Financial, Inc.(b)	8,588	783,312
Banc of California, Inc.	21,945	371,309
BancFirst Corp.	3,278	435,876
Bancorp, Inc. (The)(b)	7,447	567,759
Bank of Hawaii Corp.	6,441	438,761
BankUnited, Inc.	11,931	467,576
Banner Corp.	5,572	373,491
Beacon Financial Corp.	7,249	189,416
BGC Group, Inc., Class A	58,272	571,648
Blackstone Mortgage Trust, Inc., Class A(c)	27,313	534,242
Bread Financial Holdings, Inc.	7,565	500,727
	Shares	Value
Financials-(continued)
Capitol Federal Financial, Inc.	18,951	$122,803
Cathay General Bancorp	11,176	557,794
Central Pacific Financial Corp.	4,293	134,457
City Holding Co.	2,392	307,324
Cohen & Steers, Inc.	4,429	327,126
Community Financial System, Inc.	8,475	507,568
Customers Bancorp, Inc.(b)	4,601	329,846
CVB Financial Corp.	21,208	426,917
Dime Community Bancshares, Inc., Class B	5,973	183,730
Donnelley Financial Solutions, Inc.(b)	4,061	230,543
Eagle Bancorp, Inc.	4,636	90,031
Ellington Financial, Inc.	14,275	194,711
Employers Holdings, Inc.	4,164	180,135
Enact Holdings, Inc.	4,817	181,360
Encore Capital Group, Inc.(b)(c)	3,661	153,176
Enova International, Inc.(b)	4,040	490,052
EVERTEC, Inc.	10,032	357,942
EZCORP, Inc., Class A(b)	8,283	138,078
FB Financial Corp.	5,695	305,708
First Bancorp	26,285	584,316
First Bancorp/Southern Pines NC(c)	6,721	366,899
First Commonwealth Financial Corp.	16,297	289,272
First Financial Bancorp	15,731	416,557
First Hawaiian, Inc.	20,508	532,183
Franklin BSP Realty Trust, Inc.	13,411	154,897
Fulton Financial Corp.	29,330	576,628
Genworth Financial, Inc., Class A(b)	71,309	611,118
HA Sustainable Infrastructure Capital, Inc.(c)	18,025	509,026
Hanmi Financial Corp.	4,732	119,057
HCI Group, Inc.	1,517	252,899
Heritage Financial Corp.	5,471	133,711
Hilltop Holdings, Inc.	7,377	258,785
Hope Bancorp, Inc.	19,882	221,287
Horace Mann Educators Corp.	6,782	311,836
Independent Bank Corp.	6,567	469,606
Jackson Financial, Inc., Class A	11,828	1,168,606
KKR Real Estate Finance Trust, Inc.	8,815	84,889
Lakeland Financial Corp.(c)	4,112	281,466
Lincoln National Corp.	27,974	1,200,924
Mercury General Corp.	4,321	334,143
Moelis & Co., Class A	11,413	822,991
Mr. Cooper Group, Inc.(b)	9,453	1,782,174
National Bank Holdings Corp., Class A	6,065	237,869
Navient Corp.	11,625	159,379
NBT Bancorp, Inc.	8,504	376,472
NCR Atleos Corp.(b)	11,181	442,991
NMI Holdings, Inc., Class A(b)	12,660	498,171
Northwest Bancshares, Inc.	20,523	259,616
OFG Bancorp	7,428	332,403
Palomar Holdings, Inc.(b)	4,718	580,408
Park National Corp.	2,363	405,893
Pathward Financial, Inc.	3,962	314,860
Payoneer Global, Inc.(b)	41,161	286,069
PennyMac Mortgage Investment Trust(c)	13,560	166,924
Piper Sandler Cos.	2,560	854,502
PJT Partners, Inc., Class A	3,747	670,713
PRA Group, Inc.(b)	6,008	102,677
Preferred Bank(c)	1,972	186,157
ProAssurance Corp.(b)	8,358	199,004
PROG Holdings, Inc.	6,596	232,443
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
August 31, 2025
	Shares	Value
Financials-(continued)
Provident Financial Services, Inc.	20,904	$414,735
Radian Group, Inc.	23,933	834,783
Redwood Trust, Inc.	20,336	124,456
Renasant Corp.	14,655	573,450
S&T Bancorp, Inc.	6,131	242,236
Safety Insurance Group, Inc.	2,488	184,137
Seacoast Banking Corp. of Florida	13,804	429,442
ServisFirst Bancshares, Inc.	8,176	720,714
Simmons First National Corp., Class A	20,295	421,730
SiriusPoint Ltd. (Sweden)(b)	15,472	289,636
Southside Bancshares, Inc.	4,532	141,580
Stellar Bancorp, Inc.	7,578	234,312
StepStone Group, Inc., Class A	10,927	678,130
Stewart Information Services Corp.	4,358	317,437
StoneX Group, Inc.(b)	6,977	712,840
Tompkins Financial Corp.	1,996	139,999
Triumph Financial, Inc.(b)	3,494	214,846
Trupanion, Inc.(b)(c)	5,003	231,939
TrustCo Bank Corp.	2,995	119,171
Trustmark Corp.	9,875	397,666
Two Harbors Investment Corp.(c)	16,351	163,510
United Community Banks, Inc.	19,273	643,718
United Fire Group, Inc.	3,478	106,914
Veritex Holdings, Inc.	8,595	295,238
Virtu Financial, Inc., Class A	13,068	547,811
Virtus Investment Partners, Inc.	1,038	209,084
WaFd, Inc.	13,049	410,391
Walker & Dunlop, Inc.	5,071	431,289
Westamerica Bancorporation	4,340	217,043
WisdomTree, Inc.	17,170	233,684
World Acceptance Corp.(b)	517	88,629
WSFS Financial Corp.	9,563	557,427
		43,424,677
Health Care-9.46%
Acadia Pharmaceuticals, Inc.(b)	19,548	508,053
AdaptHealth Corp.(b)	17,714	168,106
Addus HomeCare Corp.(b)	2,892	333,072
ADMA Biologics, Inc.(b)	35,097	605,774
Alkermes PLC(b)	26,200	759,014
AMN Healthcare Services, Inc.(b)	5,922	123,059
Amphastar Pharmaceuticals, Inc.(b)	6,014	184,149
Artivion, Inc.(b)	6,294	276,495
Astrana Health, Inc.(b)(c)	6,351	202,978
Avanos Medical, Inc.(b)	7,618	90,959
Azenta, Inc.(b)(c)	6,439	196,647
BioLife Solutions, Inc.(b)	5,418	135,721
Catalyst Pharmaceuticals, Inc.(b)	18,044	371,526
Certara, Inc.(b)(c)	16,588	179,814
Concentra Group Holdings Parent, Inc.	17,492	416,310
CONMED Corp.	5,043	274,137
Corcept Therapeutics, Inc.(b)	16,634	1,159,722
CorVel Corp.(b)	4,592	408,918
Cytek Biosciences, Inc.(b)(c)	13,650	56,511
Dynavax Technologies Corp.(b)(c)	19,101	193,302
Embecta Corp.	9,837	142,440
Fortrea Holdings, Inc.(b)	11,541	113,679
Glaukos Corp.(b)	8,616	825,585
Harmony Biosciences Holdings, Inc.(b)	6,148	226,800
HealthStream, Inc.	3,923	110,158
	Shares	Value
Health Care-(continued)
ICU Medical, Inc.(b)	4,029	$514,342
Innoviva, Inc.(b)	8,196	167,444
Integer Holdings Corp.(b)	5,439	586,705
Integra LifeSciences Holdings Corp.(b)	10,639	160,968
Krystal Biotech, Inc.(b)(c)	3,743	552,841
LeMaitre Vascular, Inc.	3,314	316,040
Ligand Pharmaceuticals, Inc.(b)	2,742	443,409
Merit Medical Systems, Inc.(b)	9,639	872,715
Mesa Laboratories, Inc.	850	57,588
Myriad Genetics, Inc.(b)	11,963	76,204
National HealthCare Corp.	2,014	228,549
Neogen Corp.(b)	32,946	189,439
NeoGenomics, Inc.(b)	19,390	170,244
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	762	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(e)	762	0
Omnicell, Inc.(b)	7,584	247,163
Organon & Co.	38,596	363,574
Owens & Minor, Inc.(b)	10,096	49,470
Pacira BioSciences, Inc.(b)	8,039	214,400
Pediatrix Medical Group, Inc.(b)	13,783	237,205
Phibro Animal Health Corp., Class A	3,308	122,628
Premier, Inc., Class A	15,279	395,726
Prestige Consumer Healthcare, Inc.(b)	8,168	555,751
Privia Health Group, Inc.(b)	16,725	385,344
Progyny, Inc.(b)	12,032	284,797
Protagonist Therapeutics, Inc.(b)	8,376	494,603
QuidelOrtho Corp.(b)	10,694	306,811
RadNet, Inc.(b)	10,604	760,943
Schrodinger, Inc.(b)(c)	7,293	142,286
Select Medical Holdings Corp.	17,310	225,203
Supernus Pharmaceuticals, Inc.(b)	8,651	390,333
Teleflex, Inc.	7,600	960,716
TG Therapeutics, Inc.(b)(c)	20,104	589,650
UFP Technologies, Inc.(b)(c)	1,193	250,721
Vir Biotechnology, Inc.(b)	14,106	69,684
		19,446,425
Industrials-20.29%
AAR Corp.(b)	5,204	393,735
ABM Industries, Inc.	11,576	569,192
Air Lease Corp., Class A	16,941	1,020,018
Alamo Group, Inc.	1,584	334,953
Albany International Corp., Class A	4,923	312,660
Allegiant Travel Co.(b)(c)	2,406	150,760
Amentum Holdings, Inc.(b)	22,808	569,060
American Woodmark Corp.(b)	2,497	161,231
Apogee Enterprises, Inc.	3,445	151,494
ArcBest Corp.	3,437	253,513
Arcosa, Inc.	7,721	763,993
Armstrong World Industries, Inc.	7,269	1,423,052
Astec Industries, Inc.	3,602	166,737
AZZ, Inc.	4,809	542,888
Boise Cascade Co.	6,193	538,791
Brady Corp., Class A	7,299	569,906
CoreCivic, Inc.(b)	18,436	373,882
CSG Systems International, Inc.	4,625	296,740
CSW Industrials, Inc.	2,764	756,065
Deluxe Corp.	6,643	130,601
DNOW, Inc.(b)	16,531	264,496
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
August 31, 2025
	Shares	Value
Industrials-(continued)
DXP Enterprises, Inc.(b)	2,147	$268,117
Dycom Industries, Inc.(b)	4,648	1,173,481
Enerpac Tool Group Corp.	8,849	374,667
Enpro, Inc.	3,293	720,410
Enviri Corp.(b)	12,454	140,730
ESCO Technologies, Inc.	4,118	827,347
Everus Construction Group, Inc.(b)	8,021	629,167
Federal Signal Corp.	9,300	1,143,807
Franklin Electric Co., Inc.	6,399	626,206
Gates Industrial Corp. PLC(b)	35,612	910,243
GEO Group, Inc. (The)(b)	23,174	480,629
Gibraltar Industries, Inc.(b)	4,931	308,631
GMS, Inc.(b)	6,186	680,027
Granite Construction, Inc.	7,058	760,499
Greenbrier Cos., Inc. (The)	5,000	233,150
Griffon Corp.	6,306	480,265
Hayward Holdings, Inc.(b)	22,998	369,808
Healthcare Services Group, Inc.(b)	11,390	177,798
Heartland Express, Inc.	7,128	61,230
Heidrick & Struggles International, Inc.	3,285	166,911
Hillenbrand, Inc.	10,337	262,456
HNI Corp.	7,608	341,904
Hub Group, Inc., Class A	10,021	374,986
Insteel Industries, Inc.	3,109	119,323
Interface, Inc.	9,070	242,350
JBT Marel Corp.	7,136	1,022,517
JetBlue Airways Corp.(b)(c)	51,684	276,509
Kadant, Inc.(c)	1,834	592,895
Kennametal, Inc.(c)	12,101	259,324
Korn Ferry	8,293	614,843
Kratos Defense & Security Solutions, Inc.(b)(c)	22,866	1,505,497
Lindsay Corp.	1,809	248,249
Liquidity Services, Inc.(b)	3,535	93,996
Marten Transport Ltd.	9,255	109,579
MasterBrand, Inc.(b)(c)	20,172	256,386
Matson, Inc.	5,368	558,540
Matthews International Corp., Class A	4,761	116,978
Mercury Systems, Inc.(b)	7,842	529,727
MillerKnoll, Inc.	10,697	225,814
Moog, Inc., Class A	4,829	945,760
Mueller Water Products, Inc., Class A	26,090	687,732
MYR Group, Inc.(b)	2,506	469,299
National Presto Industries, Inc.	737	77,252
OPENLANE, Inc.(b)	16,656	481,692
Pitney Bowes, Inc.(c)	25,528	309,399
Powell Industries, Inc.(c)	1,356	360,913
Proto Labs, Inc.(b)	3,745	186,538
Pursuit Attractions and Hospitality, Inc.(b)	3,359	125,291
Quanex Building Products Corp.(c)	6,438	136,936
Resideo Technologies, Inc.(b)	23,544	801,673
Robert Half, Inc.(c)	17,195	641,717
Rush Enterprises, Inc., Class A	9,897	568,088
RXO, Inc.(b)(c)	22,401	365,808
Schneider National, Inc., Class B	7,305	180,580
SkyWest, Inc.(b)	6,723	816,172
SPX Technologies, Inc.(b)	7,193	1,345,882
Standex International Corp.	1,906	388,957
Sterling Infrastructure, Inc.(b)(c)	4,628	1,289,037
Sun Country Airlines Holdings, Inc.(b)	6,408	84,906
Titan International, Inc.(b)	6,182	54,525
	Shares	Value
Industrials-(continued)
Trinity Industries, Inc.	13,095	$372,160
UniFirst Corp.	2,465	438,326
Verra Mobility Corp., Class A(b)	26,182	650,623
Vestis Corp.	18,591	87,006
Vicor Corp.(b)(c)	3,596	183,792
Werner Enterprises, Inc.	9,576	276,268
Worthington Enterprises, Inc.	4,917	323,539
Zurn Elkay Water Solutions Corp.	23,369	1,060,018
		41,738,652
Information Technology-10.37%
A10 Networks, Inc.	11,512	203,878
ACI Worldwide, Inc.(b)	16,940	835,989
Adeia, Inc.	16,597	249,619
Advanced Energy Industries, Inc.	5,561	832,370
Alarm.com Holdings, Inc.(b)	7,926	464,701
Alpha & Omega Semiconductor Ltd.(b)	3,316	95,401
Arlo Technologies, Inc.(b)(c)	13,832	240,815
Axcelis Technologies, Inc.(b)	4,417	353,537
Badger Meter, Inc.	4,868	890,455
Benchmark Electronics, Inc.	5,630	228,522
BlackLine, Inc.(b)(c)	8,392	456,273
Calix, Inc.(b)	9,349	555,798
CEVA, Inc.(b)(c)	3,359	74,637
Clear Secure, Inc., Class A	14,975	543,742
Cohu, Inc.(b)	6,765	134,624
Corsair Gaming, Inc.(b)	6,690	59,742
CTS Corp.	4,665	198,216
Digi International, Inc.(b)(c)	5,640	195,821
Diodes, Inc.(b)(c)	6,619	360,305
DoubleVerify Holdings, Inc.(b)	21,143	343,997
DXC Technology Co.(b)	28,233	407,967
ePlus, Inc.	4,298	311,046
FormFactor, Inc.(b)	10,792	315,018
Grid Dynamics Holdings, Inc.(b)	10,242	84,906
Harmonic, Inc.(b)	18,686	179,759
Ichor Holdings Ltd.(b)	4,538	76,465
Insight Enterprises, Inc.(b)	4,385	570,752
InterDigital, Inc.(c)	4,119	1,119,173
Itron, Inc.(b)	6,964	856,154
Knowles Corp.(b)	13,430	286,731
Kulicke & Soffa Industries, Inc. (Singapore)	8,097	303,637
LiveRamp Holdings, Inc.(b)	10,650	297,348
MaxLinear, Inc.(b)	11,466	180,246
NCR Voyix Corp.(b)(c)	22,250	293,255
NetScout Systems, Inc.(b)	11,301	281,282
OSI Systems, Inc.(b)(c)	2,348	540,157
PC Connection, Inc.	2,016	129,447
Penguin Solutions, Inc.(b)	7,545	182,061
Photronics, Inc.(b)	9,069	205,594
Plexus Corp.(b)	4,321	592,020
Qorvo, Inc.(b)	14,078	1,276,875
Rogers Corp.(b)	2,612	204,938
Sandisk Corp.(b)	17,743	930,975
Sanmina Corp.(b)	8,590	1,009,497
ScanSource, Inc.(b)	3,411	148,890
SiTime Corp.(b)	2,849	688,518
Sprinklr, Inc., Class A(b)	17,891	154,578
Teradata Corp.(b)	15,517	325,547
TTM Technologies, Inc.(b)	13,635	607,712
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
August 31, 2025
	Shares	Value
Information Technology-(continued)
Ultra Clean Holdings, Inc.(b)	6,574	$157,907
Veeco Instruments, Inc.(b)(c)	8,507	208,592
Viasat, Inc.(b)	11,101	358,895
Viavi Solutions, Inc.(b)(c)	35,385	399,143
Vishay Intertechnology, Inc.	16,290	251,843
Xerox Holdings Corp.	16,506	65,694
		21,321,064
Materials-5.06%
AdvanSix, Inc.	4,115	88,308
Alpha Metallurgical Resources, Inc.(b)	1,803	268,990
Balchem Corp.	5,393	874,151
Century Aluminum Co.(b)	6,840	152,737
Chemours Co. (The)(c)	20,891	321,721
Element Solutions, Inc.	35,984	925,509
FMC Corp.(c)	18,909	739,342
H.B. Fuller Co.	8,849	540,231
Hawkins, Inc.	3,092	517,384
Innospec, Inc.	3,935	344,667
Kaiser Aluminum Corp.	2,404	187,199
Koppers Holdings, Inc.	3,036	87,983
Materion Corp.	3,231	357,995
Metallus, Inc.(b)	5,355	87,983
Minerals Technologies, Inc.	5,120	335,104
MP Materials Corp.(b)(c)	16,821	1,196,646
O-I Glass, Inc.(b)(c)	23,621	306,837
Quaker Chemical Corp.(c)	2,026	293,912
Sealed Air Corp.	23,887	775,611
Sensient Technologies Corp.	6,916	784,689
Stepan Co.	3,299	165,049
SunCoke Energy, Inc.	13,408	103,510
Sylvamo Corp.	5,606	258,605
Warrior Met Coal, Inc.	8,124	496,701
Worthington Steel, Inc.	5,611	186,846
		10,397,710
Real Estate-7.90%
Acadia Realty Trust	19,216	384,512
Alexander & Baldwin, Inc.	11,697	226,220
American Assets Trust, Inc.	7,528	157,335
Apple Hospitality REIT, Inc.	36,370	474,992
CareTrust REIT, Inc.	30,615	1,053,462
Centerspace	2,672	158,984
Curbline Properties Corp.	15,421	347,435
Cushman & Wakefield PLC(b)	35,449	559,031
DiamondRock Hospitality Co.	33,443	286,272
Douglas Emmett, Inc.(c)	26,096	423,016
Easterly Government Properties, Inc.	6,109	139,835
Elme Communities	13,996	239,052
Essential Properties Realty Trust, Inc.	30,522	955,949
eXp World Holdings, Inc.(c)	12,721	137,769
Four Corners Property Trust, Inc.	16,421	425,140
Getty Realty Corp.(c)	8,279	236,697
Global Net Lease, Inc.	32,788	258,042
Highwoods Properties, Inc.	16,679	525,889
Innovative Industrial Properties, Inc.	4,479	253,780
JBG SMITH Properties(c)	13,222	283,480
LTC Properties, Inc.	7,386	269,589
LXP Industrial Trust	48,116	436,893
Macerich Co. (The)	40,716	749,174
Marcus & Millichap, Inc.	3,637	118,530
	Shares	Value
Real Estate-(continued)
Millrose Properties, Inc.	19,871	$701,645
NexPoint Residential Trust, Inc.	3,525	121,648
Outfront Media, Inc.	22,779	425,512
Pebblebrook Hotel Trust	18,795	209,376
Phillips Edison & Co., Inc.	20,419	718,545
Ryman Hospitality Properties, Inc.(c)	9,659	954,213
Safehold, Inc.	7,090	116,701
SITE Centers Corp.	7,628	93,672
SL Green Realty Corp.	9,985	568,047
St. Joe Co. (The)	5,904	297,916
Summit Hotel Properties, Inc.	16,311	89,384
Sunstone Hotel Investors, Inc.	33,138	314,148
Tanger, Inc.	17,810	608,746
Terreno Realty Corp.	15,534	897,399
Universal Health Realty Income Trust	2,046	83,047
Urban Edge Properties	19,941	412,579
Veris Residential, Inc.	13,106	206,157
Whitestone REIT	7,171	94,370
Xenia Hotels & Resorts, Inc.	16,510	233,286
		16,247,469
Utilities-2.37%
American States Water Co.	6,240	465,067
Avista Corp.	13,192	482,036
California Water Service Group	9,857	462,589
Chesapeake Utilities Corp.	3,797	469,233
Clearway Energy, Inc., Class C	18,752	558,997
H2O America	4,860	244,798
MDU Resources Group, Inc.	34,099	555,473
MGE Energy, Inc.	6,019	512,518
Middlesex Water Co.	2,942	157,515
Northwest Natural Holding Co.	6,723	279,206
Otter Tail Corp.(c)	6,654	558,870
Unitil Corp.	2,719	127,684
		4,873,986
Total Common Stocks & Other Equity Interests (Cost $164,183,593)		205,519,476
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(f)(g) (Cost $114,199)	114,199	114,199
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $164,297,792)		205,633,675
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.29%
Invesco Private Government Fund, 4.28%(f)(g)(h)	5,870,958	5,870,958
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
August 31, 2025
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(f)(g)(h)	15,285,412	$15,289,998
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,159,965)		21,160,956
TOTAL INVESTMENTS IN SECURITIES-110.28% (Cost $185,457,757)		226,794,631
OTHER ASSETS LESS LIABILITIES-(10.28)%		(21,138,282)
NET ASSETS-100.00%		$205,656,349

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2025 represented less than 1% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,964,798	$(4,850,599)	$-	$-	$114,199	$3,842
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,631,261	64,367,858	(68,128,161)	-	-	5,870,958	440,660 *
Invesco Private Prime Fund	26,508,539	139,827,081	(151,041,415)	(1,361)	(2,846)	15,289,998	1,179,939 *
Total	$36,139,800	$209,159,737	$(224,020,175)	$(1,361)	$(2,846)	$21,275,155	$1,624,441

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco S&P SmallCap 600® GARP ETF (GRPZ)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-1.86%
TEGNA, Inc.	1,284	$27,221
Yelp, Inc.(b)	735	23,240
		50,461
Consumer Discretionary-16.46%
Acushnet Holdings Corp.	288	22,075
Adtalem Global Education, Inc.(b)	300	39,285
Asbury Automotive Group, Inc.(b)(c)	106	26,663
Brinker International, Inc.(b)	117	18,250
Cavco Industries, Inc.(b)	49	25,994
Cheesecake Factory, Inc. (The)	370	22,740
Dorman Products, Inc.(b)	191	30,902
Dream Finders Homes, Inc., Class A(b)(c)	1,571	43,658
Frontdoor, Inc.(b)	368	22,356
Green Brick Partners, Inc.(b)(c)	460	32,126
Group 1 Automotive, Inc.	68	31,605
Installed Building Products, Inc.	152	39,797
Oxford Industries, Inc.(c)	406	17,884
Stride, Inc.(b)	151	24,642
Tri Pointe Homes, Inc.(b)	660	23,318
XPEL, Inc.(b)(c)(d)	672	24,972
		446,267
Consumer Staples-4.09%
Cal-Maine Foods, Inc.(c)	380	43,943
Interparfums, Inc.	187	21,494
PriceSmart, Inc.	199	21,345
Tootsie Roll Industries, Inc.(c)	600	24,126
		110,908
Energy-12.70%
Bristow Group, Inc.(b)	770	29,653
Cactus, Inc., Class A	750	31,463
Helmerich & Payne, Inc.	2,143	44,767
International Seaways, Inc.	1,063	48,281
Liberty Energy, Inc., Class A	2,379	26,764
Northern Oil and Gas, Inc.(c)	979	25,611
Oceaneering International, Inc.(b)	1,243	30,329
RPC, Inc.(c)	6,903	32,927
SM Energy Co.	908	25,923
Tidewater, Inc.(b)(c)	808	48,642
		344,360
Financials-15.74%
Assured Guaranty Ltd.	283	23,263
Axos Financial, Inc.(b)	396	36,119
Bancorp, Inc. (The)(b)	549	41,856
City Holding Co.	175	22,484
Employers Holdings, Inc.	456	19,727
EVERTEC, Inc.	624	22,264
HCI Group, Inc.	205	34,176
Mercury General Corp.	341	26,370
NMI Holdings, Inc., Class A(b)	567	22,311
Palomar Holdings, Inc.(b)(c)	224	27,556
Pathward Financial, Inc.	365	29,007
Payoneer Global, Inc.(b)	2,895	20,120
PJT Partners, Inc., Class A	145	25,955
Preferred Bank(c)	290	27,376
	Shares	Value
Financials-(continued)
PROG Holdings, Inc.	734	$25,866
Westamerica Bancorporation	449	22,454
		426,904
Health Care-13.27%
Acadia Pharmaceuticals, Inc.(b)	1,446	37,582
ADMA Biologics, Inc.(b)	1,804	31,137
Alkermes PLC(b)	883	25,581
Amphastar Pharmaceuticals, Inc.(b)	1,053	32,243
Catalyst Pharmaceuticals, Inc.(b)	1,551	31,935
Corcept Therapeutics, Inc.(b)	439	30,607
CorVel Corp.(b)	209	18,611
Harmony Biosciences Holdings, Inc.(b)(c)	1,108	40,874
Krystal Biotech, Inc.(b)	278	41,061
Progyny, Inc.(b)(c)	1,502	35,552
UFP Technologies, Inc.(b)(c)	165	34,676
		359,859
Industrials-19.55%
Apogee Enterprises, Inc.	665	29,244
Armstrong World Industries, Inc.	147	28,778
CSW Industrials, Inc.(c)	73	19,969
DNOW, Inc.(b)	2,123	33,968
DXP Enterprises, Inc.(b)(c)	427	53,324
Dycom Industries, Inc.(b)	123	31,054
Enerpac Tool Group Corp.	479	20,281
Federal Signal Corp.	249	30,625
Greenbrier Cos., Inc. (The)	797	37,164
Griffon Corp.	302	23,000
Kadant, Inc.(c)	62	20,043
Korn Ferry	360	26,690
Liquidity Services, Inc.(b)	873	23,213
Powell Industries, Inc.(c)	210	55,894
Rush Enterprises, Inc., Class A	488	28,011
SkyWest, Inc.(b)	285	34,599
Sterling Infrastructure, Inc.(b)(c)	123	34,259
		530,116
Information Technology-10.88%
ACI Worldwide, Inc.(b)	440	21,714
Axcelis Technologies, Inc.(b)	382	30,575
Badger Meter, Inc.	108	19,755
Clear Secure, Inc., Class A	1,611	58,495
Harmonic, Inc.(b)(c)	2,191	21,078
InterDigital, Inc.(c)	191	51,897
Itron, Inc.(b)	186	22,867
OSI Systems, Inc.(b)(c)	96	22,085
Photronics, Inc.(b)	1,133	25,685
Sprinklr, Inc., Class A(b)(c)	2,419	20,900
		295,051
Materials-3.92%
SunCoke Energy, Inc.	2,566	19,810
Sylvamo Corp.(c)	401	18,498
Worthington Steel, Inc.	2,041	67,965
		106,273
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco S&P SmallCap 600® GARP ETF (GRPZ)—(continued)
August 31, 2025
	Shares	Value
Real Estate-1.38%
Ryman Hospitality Properties, Inc.(c)	379	$37,441
Total Common Stocks & Other Equity Interests (Cost $2,459,048)		2,707,640
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(e)(f) (Cost $3,410)	3,410	3,410
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $2,462,458)		2,711,050
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.40%
Invesco Private Government Fund, 4.28%(e)(f)(g)	199,703	$199,703
Invesco Private Prime Fund, 4.46%(e)(f)(g)	515,932	516,087
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $715,758)		715,790
TOTAL INVESTMENTS IN SECURITIES-126.38% (Cost $3,178,216)		3,426,840
OTHER ASSETS LESS LIABILITIES-(26.38)%		(715,216)
NET ASSETS-100.00%		$2,711,624

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2025 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,091	$34,646	$(32,327)	$-	$-	$3,410	$60
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,879	2,891,518	(2,782,694)	-	-	199,703	6,913 *
Invesco Private Prime Fund	236,641	5,731,863	(5,452,409)	16	(24)	516,087	18,520 *
Total	$328,611	$8,658,027	$(8,267,430)	$16	$(24)	$719,200	$25,493

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.71%
Communication Services-4.20%
Cogent Communications Holdings, Inc.(b)	40,330	$1,541,816
John Wiley & Sons, Inc., Class A(b)	18,866	765,582
TEGNA, Inc.	42,775	906,830
		3,214,228
Consumer Discretionary-3.73%
Ethan Allen Interiors, Inc.	44,850	1,323,523
Upbound Group, Inc.(b)	60,470	1,536,543
		2,860,066
Consumer Staples-9.56%
Cal-Maine Foods, Inc.	15,595	1,803,406
Edgewell Personal Care Co.	23,095	554,742
Energizer Holdings, Inc.(b)	60,316	1,662,309
Fresh Del Monte Produce, Inc.	22,874	829,869
Interparfums, Inc.(b)	4,265	490,219
J&J Snack Foods Corp.	5,600	624,792
Universal Corp.	24,232	1,355,780
		7,321,117
Energy-3.12%
Archrock, Inc.	30,579	757,136
California Resources Corp.	16,555	822,452
RPC, Inc.(b)	169,397	808,024
		2,387,612
Financials-24.91%
Adamas Trust, Inc.(b)	238,481	1,721,833
Arbor Realty Trust, Inc.(b)	173,685	2,073,799
ARMOUR Residential REIT, Inc.(b)	136,576	2,090,979
Ellington Financial, Inc.	125,816	1,716,130
Franklin BSP Realty Trust, Inc.(b)	174,150	2,011,433
KKR Real Estate Finance Trust, Inc.(b)	174,164	1,677,199
PennyMac Mortgage Investment Trust(b)	135,515	1,668,190
Ready Capital Corp.(b)	521,535	2,221,739
Redwood Trust, Inc.(b)	270,470	1,655,276
Two Harbors Investment Corp.(b)	223,826	2,238,260
		19,074,838
Health Care-2.16%
Premier, Inc., Class A	43,345	1,122,636
Select Medical Holdings Corp.(b)	41,119	534,958
		1,657,594
Industrials-10.29%
Apogee Enterprises, Inc.(b)	14,202	624,533
Deluxe Corp.	108,490	2,132,913
Greenbrier Cos., Inc. (The)	13,038	607,962
HNI Corp.	12,625	567,367
Kennametal, Inc.(b)	33,181	711,069
MillerKnoll, Inc.	47,329	999,115
Robert Half, Inc.(b)	30,552	1,140,201
Trinity Industries, Inc.	38,564	1,095,989
		7,879,149
	Shares	Value
Materials-6.03%
AdvanSix, Inc.	29,030	$622,984
Kaiser Aluminum Corp.(b)	9,962	775,741
Sealed Air Corp.	19,743	641,055
Stepan Co.	11,751	587,903
SunCoke Energy, Inc.	153,160	1,182,395
Sylvamo Corp.	17,539	809,074
		4,619,152
Real Estate-25.11%
Apple Hospitality REIT, Inc.	156,070	2,038,274
Armada Hoffler Properties, Inc.	318,188	2,316,409
Brandywine Realty Trust(b)	536,124	2,283,888
Easterly Government Properties, Inc.(b)	98,380	2,251,918
Global Net Lease, Inc.(b)	323,110	2,542,876
Innovative Industrial Properties, Inc.	41,847	2,371,051
Kennedy-Wilson Holdings, Inc.(b)	224,624	1,976,691
Saul Centers, Inc.	49,996	1,708,363
Universal Health Realty Income Trust(b)	42,759	1,735,588
		19,225,058
Utilities-10.60%
American States Water Co.	7,694	573,434
Avista Corp.	32,062	1,171,546
California Water Service Group	13,407	629,191
Clearway Energy, Inc., Class C	39,241	1,169,774
H2O America	14,841	747,541
MDU Resources Group, Inc.	43,496	708,550
Middlesex Water Co.	10,937	585,567
Northwest Natural Holding Co.(b)	27,795	1,154,326
Otter Tail Corp.(b)	7,874	661,337
Unitil Corp.	15,315	719,192
		8,120,458
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.71% (Cost $78,361,018)		76,359,272
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.42%
Invesco Private Government Fund, 4.28%(c)(d)(e)	4,341,230	4,341,230
Invesco Private Prime Fund, 4.46%(c)(d)(e)	11,290,828	11,294,215
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,635,071)		15,635,445
TOTAL INVESTMENTS IN SECURITIES-120.13% (Cost $93,996,089)		91,994,717
OTHER ASSETS LESS LIABILITIES-(20.13)%		(15,417,477)
NET ASSETS-100.00%		$76,577,240

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)—(continued)
August 31, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,801,944	$(3,801,944)	$-	$-	$-	$3,223
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,635,080	51,741,216	(51,035,066)	-	-	4,341,230	214,497 *
Invesco Private Prime Fund	9,813,887	106,237,076	(104,755,953)	(72)	(723)	11,294,215	575,505 *
Total	$13,448,967	$161,780,236	$(159,592,963)	$(72)	$(723)	$15,635,445	$793,225

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco S&P SmallCap Low Volatility ETF (XSLV)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Communication Services-1.54%
Madison Square Garden Sports Corp., Class A(b)	12,001	$2,374,278
Yelp, Inc.(b)	52,677	1,665,647
		4,039,925
Consumer Discretionary-1.53%
Dorman Products, Inc.(b)(c)	12,987	2,101,167
Sturm, Ruger & Co., Inc.(c)	54,788	1,899,500
		4,000,667
Consumer Staples-6.93%
Fresh Del Monte Produce, Inc.	53,823	1,952,698
J&J Snack Foods Corp.	16,872	1,882,409
John B. Sanfilippo & Son, Inc.	29,273	1,899,818
National Beverage Corp.(b)(c)	48,344	2,032,865
PriceSmart, Inc.	17,703	1,898,824
Simply Good Foods Co. (The)(b)(c)	65,411	1,872,717
Tootsie Roll Industries, Inc.(c)	56,303	2,263,944
Universal Corp.	38,380	2,147,361
WD-40 Co.	10,321	2,229,749
		18,180,385
Financials-32.26%
AMERISAFE, Inc.	46,761	2,159,423
Apollo Commercial Real Estate Finance, Inc.	209,473	2,218,319
ARMOUR Residential REIT, Inc.(c)	152,597	2,336,260
Assured Guaranty Ltd.	25,028	2,057,302
Bank of Hawaii Corp.	29,124	1,983,927
Beacon Financial Corp.(c)	75,552	1,974,174
Blackstone Mortgage Trust, Inc., Class A(c)	118,179	2,311,581
Capitol Federal Financial, Inc.	306,878	1,988,569
City Holding Co.(c)	17,357	2,230,027
Cohen & Steers, Inc.	24,637	1,819,689
Ellington Financial, Inc.	204,761	2,792,940
Employers Holdings, Inc.	54,196	2,344,519
Enact Holdings, Inc.	70,698	2,661,780
EZCORP, Inc., Class A(b)(c)	120,259	2,004,718
First Commonwealth Financial Corp.	105,765	1,877,329
First Hawaiian, Inc.	78,110	2,026,954
Franklin BSP Realty Trust, Inc.(c)	218,317	2,521,561
Hilltop Holdings, Inc.	67,403	2,364,497
Horace Mann Educators Corp.	50,998	2,344,888
KKR Real Estate Finance Trust, Inc.(c)	202,781	1,952,781
Lakeland Financial Corp.(c)	28,920	1,979,574
NBT Bancorp, Inc.	44,285	1,960,497
NMI Holdings, Inc., Class A(b)	53,546	2,107,035
Northwest Bancshares, Inc.	167,461	2,118,382
OFG Bancorp	41,658	1,864,195
Pathward Financial, Inc.	24,107	1,915,783
PennyMac Mortgage Investment Trust(c)	191,894	2,362,215
Preferred Bank(c)	19,484	1,839,290
Radian Group, Inc.	61,151	2,132,947
Redwood Trust, Inc.	308,125	1,885,725
S&T Bancorp, Inc.(c)	48,255	1,906,555
Safety Insurance Group, Inc.	32,355	2,394,594
Simmons First National Corp., Class A	101,453	2,108,193
Southside Bancshares, Inc.	66,008	2,062,090
Stellar Bancorp, Inc.	61,784	1,910,361
	Shares	Value
Financials-(continued)
Stewart Information Services Corp.	26,457	$1,927,128
TrustCo Bank Corp.	55,710	2,216,701
Trustmark Corp.	48,176	1,940,048
Two Harbors Investment Corp.(c)	195,337	1,953,370
Westamerica Bancorporation	41,294	2,065,113
		84,621,034
Health Care-6.62%
Addus HomeCare Corp.(b)(c)	16,482	1,898,232
HealthStream, Inc.	69,525	1,952,262
Innoviva, Inc.(b)(c)	165,383	3,378,775
Integer Holdings Corp.(b)	18,381	1,982,758
Merit Medical Systems, Inc.(b)	22,899	2,073,275
National HealthCare Corp.	19,049	2,161,681
Premier, Inc., Class A	80,066	2,073,709
Prestige Consumer Healthcare, Inc.(b)	27,214	1,851,641
		17,372,333
Industrials-11.47%
ABM Industries, Inc.	36,994	1,818,995
Alamo Group, Inc.	8,228	1,739,893
Armstrong World Industries, Inc.	10,886	2,131,152
Brady Corp., Class A	31,420	2,453,274
CSG Systems International, Inc.(c)	30,891	1,981,966
Franklin Electric Co., Inc.	21,143	2,069,054
Granite Construction, Inc.(c)	23,445	2,526,199
HNI Corp.	44,619	2,005,178
Korn Ferry	26,498	1,964,562
Lindsay Corp.	14,101	1,935,080
Marten Transport Ltd.	161,750	1,915,120
National Presto Industries, Inc.	19,215	2,014,116
Schneider National, Inc., Class B	73,890	1,826,561
Tennant Co.	22,603	1,854,350
Zurn Elkay Water Solutions Corp.	40,596	1,841,434
		30,076,934
Information Technology-2.16%
Alarm.com Holdings, Inc.(b)	32,316	1,894,687
Box, Inc., Class A(b)	56,235	1,834,948
PC Connection, Inc.	30,305	1,945,884
		5,675,519
Materials-1.63%
Balchem Corp.	14,675	2,378,671
Sensient Technologies Corp.	16,601	1,883,549
		4,262,220
Real Estate-25.74%
Acadia Realty Trust(c)	106,459	2,130,245
Alexander & Baldwin, Inc.	160,960	3,112,966
American Assets Trust, Inc.	100,706	2,104,755
Apple Hospitality REIT, Inc.	157,206	2,053,110
Armada Hoffler Properties, Inc.	272,407	1,983,123
CareTrust REIT, Inc.	73,708	2,536,292
Centerspace(c)	44,239	2,632,221
Easterly Government Properties, Inc.	85,968	1,967,808
Elme Communities	140,279	2,395,965
Essential Properties Realty Trust, Inc.	83,043	2,600,907
Four Corners Property Trust, Inc.(c)	118,722	3,073,713
Getty Realty Corp.(c)	99,814	2,853,682
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
August 31, 2025
	Shares	Value
Real Estate-(continued)
Global Net Lease, Inc.	305,858	$2,407,102
Highwoods Properties, Inc.	74,403	2,345,927
LTC Properties, Inc.(c)	78,769	2,875,068
LXP Industrial Trust(c)	278,715	2,530,732
Marcus & Millichap, Inc.	54,694	1,782,477
NexPoint Residential Trust, Inc.	62,301	2,150,008
Phillips Edison & Co., Inc.	82,091	2,888,782
Ryman Hospitality Properties, Inc.(c)	19,946	1,970,465
Saul Centers, Inc.	78,362	2,677,630
St. Joe Co. (The)	40,339	2,035,506
Tanger, Inc.	63,996	2,187,383
Terreno Realty Corp.	36,296	2,096,820
Universal Health Realty Income Trust	64,100	2,601,819
Urban Edge Properties	111,591	2,308,818
Veris Residential, Inc.	168,094	2,644,119
Whitestone REIT	194,266	2,556,541
		67,503,984
Utilities-9.90%
American States Water Co.	34,423	2,565,546
Avista Corp.	75,551	2,760,634
California Water Service Group	52,108	2,445,428
Chesapeake Utilities Corp.	21,543	2,662,284
Clearway Energy, Inc., Class C	61,393	1,830,125
H2O America	42,535	2,142,488
MDU Resources Group, Inc.	114,867	1,871,183
MGE Energy, Inc.	28,962	2,466,114
Northwest Natural Holding Co.	66,233	2,750,657
Otter Tail Corp.(c)	26,429	2,219,772
Unitil Corp.	48,183	2,262,674
		25,976,905
Total Common Stocks & Other Equity Interests (Cost $258,661,118)		261,709,906
	Shares	Value
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $215,978)	215,978	$215,978
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $258,877,096)		261,925,884
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.02%
Invesco Private Government Fund, 4.28%(d)(e)(f)	8,757,908	8,757,908
Invesco Private Prime Fund, 4.46%(d)(e)(f)	22,768,259	22,775,089
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,531,735)		31,532,997
TOTAL INVESTMENTS IN SECURITIES-111.88% (Cost $290,408,831)		293,458,881
OTHER ASSETS LESS LIABILITIES-(11.88)%		(31,167,769)
NET ASSETS-100.00%		$262,291,112

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$11,529,568	$(11,313,590)	$-	$-	$215,978	$9,847
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
August 31, 2025
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$12,645,679	$114,641,289	$(118,529,060)	$-	$-	$8,757,908	$574,789 *
Invesco Private Prime Fund	33,851,635	232,135,534	(243,207,615)	(1,323)	(3,142)	22,775,089	1,539,865 *
Total	$46,497,314	$358,306,391	$(373,050,265)	$(1,323)	$(3,142)	$31,748,975	$2,124,501

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco S&P SmallCap Quality ETF (XSHQ)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Communication Services-1.33%
CarGurus, Inc.(b)	64,269	$2,223,707
Yelp, Inc.(b)	50,732	1,604,146
		3,827,853
Consumer Discretionary-17.25%
Academy Sports & Outdoors, Inc.(c)	43,191	2,312,878
Acushnet Holdings Corp.	22,276	1,707,455
Adtalem Global Education, Inc.(b)	31,044	4,065,212
Brinker International, Inc.(b)	35,414	5,523,876
Buckle, Inc. (The)	33,125	1,874,544
Carter’s, Inc.(c)	24,722	706,060
Cavco Industries, Inc.(b)	6,263	3,322,459
Dorman Products, Inc.(b)	19,766	3,197,941
G-III Apparel Group Ltd.(b)	32,563	879,201
Golden Entertainment, Inc.	14,809	368,300
Installed Building Products, Inc.(c)	19,063	4,991,075
Kontoor Brands, Inc.	67,447	5,210,281
LCI Industries	17,347	1,828,721
Monarch Casino & Resort, Inc.	9,584	999,899
Sally Beauty Holdings, Inc.(b)(c)	67,234	931,863
Steven Madden Ltd.	54,098	1,571,006
Stride, Inc.(b)	31,645	5,164,147
Sturm, Ruger & Co., Inc.	11,168	387,194
Tri Pointe Homes, Inc.(b)	64,402	2,275,323
Wolverine World Wide, Inc.(c)	61,572	1,966,610
XPEL, Inc.(b)(d)	15,645	581,368
		49,865,413
Consumer Staples-3.99%
Cal-Maine Foods, Inc.	45,078	5,212,820
Interparfums, Inc.(c)	14,111	1,621,918
National Beverage Corp.(b)(c)	26,798	1,126,856
Tootsie Roll Industries, Inc.(c)	12,585	506,043
WD-40 Co.	14,102	3,046,596
		11,514,233
Energy-4.39%
Cactus, Inc., Class A	46,304	1,942,453
Dorian LPG Ltd.	23,751	759,557
International Seaways, Inc.	28,268	1,283,933
Magnolia Oil & Gas Corp., Class A(c)	120,171	2,989,854
Oceaneering International, Inc.(b)	68,628	1,674,523
SM Energy Co.	77,743	2,219,563
Tidewater, Inc.(b)(c)	30,024	1,807,445
		12,677,328
Financials-23.95%
AMERISAFE, Inc.	17,036	786,722
Artisan Partners Asset Management, Inc., Class A(c)	107,707	5,039,610
Axos Financial, Inc.(b)	40,349	3,680,232
BancFirst Corp.	14,571	1,937,506
Bancorp, Inc. (The)(b)	45,229	3,448,259
City Holding Co.	10,175	1,307,284
Cohen & Steers, Inc.	30,016	2,216,982
Donnelley Financial Solutions, Inc.(b)(c)	20,666	1,173,209
Employers Holdings, Inc.	16,556	716,213
Enact Holdings, Inc.	21,248	799,987
	Shares	Value
Financials-(continued)
EVERTEC, Inc.	45,461	$1,622,048
First Bancorp	127,816	2,841,350
HCI Group, Inc.	8,143	1,357,520
Lakeland Financial Corp.(c)	17,771	1,216,425
Lincoln National Corp.	118,444	5,084,801
Mercury General Corp.	19,871	1,536,624
Moelis & Co., Class A	82,827	5,972,655
NMI Holdings, Inc., Class A(b)	59,385	2,336,800
OFG Bancorp	33,524	1,500,199
Palomar Holdings, Inc.(b)	23,850	2,934,027
Park National Corp.	9,920	1,703,958
Pathward Financial, Inc.	20,719	1,646,539
Payoneer Global, Inc.(b)	184,743	1,283,964
Piper Sandler Cos.	12,134	4,050,208
PJT Partners, Inc., Class A	31,181	5,581,399
Preferred Bank(c)	9,531	899,726
PROG Holdings, Inc.	40,774	1,436,876
Radian Group, Inc.	92,876	3,239,515
Virtus Investment Partners, Inc.	4,348	875,818
Westamerica Bancorporation	19,648	982,596
		69,209,052
Health Care-7.62%
Acadia Pharmaceuticals, Inc.(b)	88,326	2,295,593
ADMA Biologics, Inc.(b)	211,139	3,644,259
Alkermes PLC(b)	125,466	3,634,750
Catalyst Pharmaceuticals, Inc.(b)	108,414	2,232,244
Concentra Group Holdings Parent, Inc.	78,516	1,868,681
CorVel Corp.(b)	26,243	2,336,939
Harmony Biosciences Holdings, Inc.(b)	28,866	1,064,867
Premier, Inc., Class A	81,071	2,099,739
Progyny, Inc.(b)	72,268	1,710,583
Select Medical Holdings Corp.	88,057	1,145,622
		22,033,277
Industrials-24.78%
Alamo Group, Inc.	7,182	1,518,706
Armstrong World Industries, Inc.	39,780	7,787,731
Boise Cascade Co.	24,304	2,114,448
Brady Corp., Class A	32,888	2,567,895
CSG Systems International, Inc.	21,508	1,379,953
CSW Industrials, Inc.	12,634	3,455,904
Enerpac Tool Group Corp.	42,205	1,786,960
Everus Construction Group, Inc.(b)(c)	45,628	3,579,060
Federal Signal Corp.	39,682	4,880,489
Franklin Electric Co., Inc.	29,289	2,866,222
Gibraltar Industries, Inc.(b)	22,648	1,417,538
Griffon Corp.	27,020	2,057,843
HNI Corp.	33,031	1,484,413
Interface, Inc.	42,693	1,140,757
Korn Ferry	35,536	2,634,639
Lindsay Corp.	8,182	1,122,816
Liquidity Services, Inc.(b)	17,252	458,731
Matson, Inc.	24,519	2,551,202
Mueller Water Products, Inc., Class A	123,153	3,246,313
Powell Industries, Inc.(c)	7,520	2,001,523
Pursuit Attractions and Hospitality, Inc.(b)	29,857	1,113,666
Robert Half, Inc.	79,188	2,955,296
SkyWest, Inc.(b)	27,583	3,348,576
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
August 31, 2025
	Shares	Value
Industrials-(continued)
Sterling Infrastructure, Inc.(b)(c)	28,362	$7,899,668
Worthington Enterprises, Inc.	26,974	1,774,889
Zurn Elkay Water Solutions Corp.	98,763	4,479,890
		71,625,128
Information Technology-12.65%
A10 Networks, Inc.	51,540	912,773
ACI Worldwide, Inc.(b)	80,676	3,981,361
Adeia, Inc.	83,244	1,251,990
Badger Meter, Inc.	25,937	4,744,396
BlackLine, Inc.(b)(c)	49,183	2,674,080
Clear Secure, Inc., Class A	135,808	4,931,188
ePlus, Inc.	19,244	1,392,688
InterDigital, Inc.(c)	24,830	6,746,559
NCR Voyix Corp.(b)(c)	212,212	2,796,954
Photronics, Inc.(b)	35,252	799,163
Plexus Corp.(b)	19,360	2,652,514
ScanSource, Inc.(b)	17,907	781,641
Sprinklr, Inc., Class A(b)(c)	92,594	800,012
Teradata Corp.(b)	100,146	2,101,063
		36,566,382
Materials-1.97%
Balchem Corp.	22,723	3,683,171
SunCoke Energy, Inc.	53,757	415,004
Sylvamo Corp.	34,633	1,597,620
		5,695,795
Real Estate-1.88%
Ryman Hospitality Properties, Inc.(c)	45,364	4,481,510
SITE Centers Corp.	77,737	954,610
		5,436,120
Total Common Stocks & Other Equity Interests (Cost $271,270,561)		288,450,581
	Shares	Value
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(e)(f) (Cost $552,502)	552,502	$552,502
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $271,823,063)		289,003,083
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.44%
Invesco Private Government Fund, 4.28%(e)(f)(g)	13,203,821	13,203,821
Invesco Private Prime Fund, 4.46%(e)(f)(g)	34,293,039	34,303,327
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,505,200)		47,507,148
TOTAL INVESTMENTS IN SECURITIES-116.44% (Cost $319,328,263)		336,510,231
OTHER ASSETS LESS LIABILITIES-(16.44)%		(47,499,020)
NET ASSETS-100.00%		$289,011,211

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2025 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$168,991	$9,048,389	$(8,664,878)	$-	$-	$552,502	$8,828
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
August 31, 2025
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$14,909,742	$210,696,921	$(212,402,842)	$-	$-	$13,203,821	$985,151 *
Invesco Private Prime Fund	44,284,944	474,351,348	(484,324,738)	(2,008)	(6,219)	34,303,327	2,649,827 *
Total	$59,363,677	$694,096,658	$(705,392,458)	$(2,008)	$(6,219)	$48,059,650	$3,643,806

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Statements of Assets and Liabilities
August 31, 2025

	Invesco ESG S&P 500 Equal Weight ETF (RSPE)	Invesco MSCI North America Climate ETF (KLMN)	Invesco MSCI USA ETF (PBUS)	Invesco Russell 1000 Equal Weight ETF (EQAL)	Invesco S&P 500® Enhanced Value ETF (SPVU)
Assets:
Unaffiliated investments in securities, at value(a)	$25,683,373	$2,676,380,690	$8,440,338,337	$685,893,207	$108,888,917
Affiliated investments in securities, at value	2,743,806	20,885,520	107,542,285	79,381,104	4,374,670
Cash	-	488	-	-	-
Foreign currencies, at value	-	25	-	-	-
Receivable for:
Dividends and interest	33,444	2,646,026	7,792,369	953,559	301,163
Securities lending	19,005	14,791	6,542	65,394	25,903
Investments sold	-	4,186	-	1,294,192	1,091,953
Fund shares sold	-	-	-	-	-
Foreign tax reclaims	-	4,070	3,044	1,726	753
Total assets	28,479,628	2,699,935,796	8,555,682,577	767,589,182	114,683,359
Liabilities:
Due to custodian	445	-	1,003	253,883	127,074
Payable for:
Investments purchased	-	44	-	-	-
Investments purchased - affiliated broker	-	-	773,142	-	-
Collateral upon return of securities loaned	2,743,758	20,627,896	106,682,904	78,762,396	4,114,723
Fund shares repurchased	-	4,186	-	1,294,065	1,093,371
Accrued unitary management fees	4,291	205,222	271,680	113,148	11,721
Total liabilities	2,748,494	20,837,348	107,728,729	80,423,492	5,346,889
Net Assets	$25,731,134	$2,679,098,448	$8,447,953,848	$687,165,690	$109,336,470
Net assets consist of:
Shares of beneficial interest	$24,333,114	$2,470,101,837	$7,238,733,396	$739,851,569	$121,348,369
Distributable earnings (loss)	1,398,020	208,996,611	1,209,220,452	(52,685,879)	(12,011,899)
Net Assets	$25,731,134	$2,679,098,448	$8,447,953,848	$687,165,690	$109,336,470
Shares outstanding (unlimited amount authorized, $0.01 par value)	900,001	101,100,001	130,300,001	13,275,001	2,000,001
Net asset value	$28.59	$26.50	$64.83	$51.76	$54.67
Market price	$28.59	$26.51	$64.85	$51.78	$54.73
Unaffiliated investments in securities, at cost	$23,203,155	$2,464,606,891	$7,129,933,201	$583,450,120	$99,215,274
Affiliated investments in securities, at cost	$2,743,758	$20,884,444	$107,538,818	$79,315,209	$4,290,924
Foreign currencies, at cost	$-	$25	$-	$-	$-
(a)Includes securities on loan with an aggregate value of:	$2,675,940	$20,137,378	$104,615,161	$76,561,003	$4,042,340
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	Invesco S&P 500® High Beta ETF (SPHB)	Invesco S&P 500 High Dividend Growers ETF (DIVG)	Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	Invesco S&P 500® Low Volatility ETF (SPLV)	Invesco S&P 500 Minimum Variance ETF (SPMV)	Invesco S&P 500® Momentum ETF (SPMO)	Invesco S&P 500 QVM Multi-factor ETF (QVML)

$37,163,123	$422,393,073	$7,805,451	$3,172,655,046	$7,926,022,686	$3,423,132	$12,151,418,264	$1,377,213,083
2,850,507	35,999,011	211,446	120,285,685	309,316,608	87,577	155,583,181	13,915,216
-	-	-	-	-	-	-	203
-	-	-	-	-	-	-	-

59,271	295,937	16,401	10,705,869	11,734,954	4,422	6,845,467	1,378,551
165	963	14	10,287	12,907	16	8,553	32,555
-	1,046,666	-	1,482,076	22,005,735	-	-	-
-	3,145,548	-	-	-	-	119,857,432	-
-	-	-	-	-	-	-	592
40,073,066	462,881,198	8,033,312	3,305,138,963	8,269,092,890	3,515,147	12,433,712,897	1,392,540,200

-	24,520	3,919	6,302,967	3,309,609	-	113	-

-	3,139,998	-	-	-	-	119,668,516	-
-	-	-	-	-	-	-	-
2,849,219	31,829,279	211,435	120,280,670	309,297,223	87,524	143,252,256	13,431,351
-	1,048,516	-	1,484,263	22,037,741	-	-	-
8,564	97,570	2,481	794,898	1,684,456	289	1,265,726	126,082
2,857,783	36,139,883	217,835	128,862,798	336,329,029	87,813	264,186,611	13,557,433
$37,215,283	$426,741,315	$7,815,477	$3,176,276,165	$7,932,763,861	$3,427,334	$12,169,526,286	$1,378,982,767

$60,898,511	$673,844,973	$7,234,536	$4,123,981,845	$10,399,304,377	$5,021,514	$10,690,216,822	$1,106,356,152
(23,683,228)	(247,103,658)	580,941	(947,705,680)	(2,466,540,516)	(1,594,180)	1,479,309,464	272,626,615
$37,215,283	$426,741,315	$7,815,477	$3,176,276,165	$7,932,763,861	$3,427,334	$12,169,526,286	$1,378,982,767
670,001	4,070,000	240,001	64,200,000	107,990,000	70,001	104,580,001	36,100,001
$55.55	$104.85	$32.56	$49.47	$73.46	$48.96	$116.37	$38.20
$55.56	$104.87	$32.57	$49.50	$73.49	$48.94	$116.38	$38.20
$34,084,233	$424,046,980	$7,118,021	$3,148,683,039	$7,552,832,049	$3,200,030	$10,556,381,605	$1,028,729,844
$2,850,332	$35,832,808	$211,435	$120,280,670	$309,297,223	$87,572	$155,576,195	$13,857,151
$-	$-	$-	$-	$-	$-	$-	$-
$2,808,067	$30,600,311	$207,145	$118,739,389	$304,364,063	$86,361	$139,942,362	$13,169,601

71

Statements of Assets and Liabilities—(continued)
August 31, 2025

	Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)	Invesco S&P MidCap Low Volatility ETF (XMLV)	Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	Invesco S&P SmallCap 600® GARP ETF (GRPZ)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
Assets:
Unaffiliated investments in securities, at value(a)	$368,058,282	$815,668,931	$205,519,476	$2,707,640	$76,359,272
Affiliated investments in securities, at value	48,499,525	104,506,849	21,275,155	719,200	15,635,445
Cash	-	40,379	-	-	-
Receivable for:
Dividends and interest	236,566	1,253,047	172,301	1,244	237,974
Securities lending	4,381	9,901	3,107	76	5,146
Investments sold	-	-	533,286	-	-
Fund shares sold	-	-	-	-	-
Foreign tax reclaims	649	-	-	-	-
Total assets	416,799,403	921,479,107	227,503,325	3,428,160	92,237,837
Liabilities:
Due to custodian	47,098	-	-	-	6,567
Payable for:
Investments purchased	-	-	-	-	-
Investments purchased - affiliated broker	-	-	661,759	-	-
Collateral upon return of securities loaned	48,497,071	103,965,005	21,159,965	715,758	15,635,071
Fund shares repurchased	-	-	-	-	-
Accrued unitary management fees	45,807	171,875	25,252	778	18,959
Total liabilities	48,589,976	104,136,880	21,846,976	716,536	15,660,597
Net Assets	$368,209,427	$817,342,227	$205,656,349	$2,711,624	$76,577,240
Net assets consist of:
Shares of beneficial interest	$314,836,066	$1,438,983,482	$181,403,673	$2,766,960	$96,506,272
Distributable earnings (loss)	53,373,361	(621,641,255)	24,252,676	(55,336)	(19,929,032)
Net Assets	$368,209,427	$817,342,227	$205,656,349	$2,711,624	$76,577,240
Shares outstanding (unlimited amount authorized, $0.01 par value)	12,180,001	12,770,000	7,360,001	100,001	5,560,001
Net asset value	$30.23	$64.00	$27.94	$27.12	$13.77
Market price	$30.24	$63.99	$27.96	$27.12	$13.78
Unaffiliated investments in securities, at cost	$291,200,389	$747,921,759	$164,183,593	$2,459,048	$78,361,018
Affiliated investments in securities, at cost	$48,497,071	$104,501,783	$21,274,164	$719,168	$15,635,071
(a)Includes securities on loan with an aggregate value of:	$47,137,536	$102,156,753	$20,632,226	$694,858	$15,396,336
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco S&P SmallCap Low Volatility ETF (XSLV)	Invesco S&P SmallCap Quality ETF (XSHQ)

$261,709,906	$288,450,581
31,748,975	48,059,650
-	-

418,235	74,570
2,928	3,393
1,428,507	-
-	440,570
-	-
295,308,551	337,028,764

-	-

-	439,847
-	-
31,531,735	47,505,200
1,430,691	-
55,013	72,506
33,017,439	48,017,553
$262,291,112	$289,011,211

$961,232,920	$307,344,198
(698,941,808)	(18,332,987)
$262,291,112	$289,011,211
5,500,000	6,560,001
$47.69	$44.06
$47.62	$44.05
$258,661,118	$271,270,561
$31,747,713	$48,057,702
$30,707,848	$45,907,078

73

Statements of Operations
For the year ended August 31, 2025

	Invesco ESG S&P 500 Equal Weight ETF (RSPE)	Invesco MSCI North America Climate ETF (KLMN)(a)	Invesco MSCI USA ETF (PBUS)	Invesco Russell 1000 Equal Weight ETF (EQAL)	Invesco S&P 500® Enhanced Value ETF (SPVU)
Investment income:
Unaffiliated dividend income	$401,884	$22,939,354	$81,478,956	$12,486,470	$2,747,310
Affiliated dividend income	687	23,785	116,289	37,039	5,847
Securities lending income, net	21,923	81,541	96,947	271,398	30,125
Foreign withholding tax	-	(307,890)	(25,123)	(22,845)	-
Total investment income	424,494	22,736,790	81,667,069	12,772,062	2,783,282
Expenses:
Unitary management fees	43,167	1,481,423	2,560,612	1,260,057	131,005
Tax expenses	83	67,682	-	-	-
Total expenses	43,250	1,549,105	2,560,612	1,260,057	131,005
Less: Waivers	(15)	(523)	(2,589)	(336)	(71)
Net expenses	43,235	1,548,582	2,558,023	1,259,721	130,934
Net investment income	381,259	21,188,208	79,109,046	11,512,341	2,652,348
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(197,727)	(9,524,984)	(52,456,038)	1,926,584	(3,483,230)
Affiliated investment securities	(214)	(1,973)	(7,671)	(20,719)	321
Unaffiliated in-kind redemptions	1,144,024	(115,254,037)	679,172,695	16,074,845	11,253,630
Affiliated in-kind redemptions	-	-	-	2,917	2,828
Foreign currencies	-	(2,925)	-	-	-
Net realized gain (loss)	946,083	(124,783,919)	626,708,986	17,983,627	7,773,549
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,202,468	211,773,799	388,659,337	34,861,895	1,282,560
Affiliated investment securities	5	1,076	875	152,298	83,665
Foreign currencies	-	1,143	-	-	-
Change in net unrealized appreciation (depreciation)	1,202,473	211,776,018	388,660,212	35,014,193	1,366,225
Net realized and unrealized gain (loss)	2,148,556	86,992,099	1,015,369,198	52,997,820	9,139,774
Net increase in net assets resulting from operations	$2,529,815	$108,180,307	$1,094,478,244	$64,510,161	$11,792,122

(a)	For the period December 9, 2024 (commencement of investment operations) through August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	Invesco S&P 500® High Beta ETF (SPHB)	Invesco S&P 500 High Dividend Growers ETF (DIVG)	Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	Invesco S&P 500® Low Volatility ETF (SPLV)	Invesco S&P 500 Minimum Variance ETF (SPMV)	Invesco S&P 500® Momentum ETF (SPMO)	Invesco S&P 500 QVM Multi-factor ETF (QVML)

$927,341	$3,011,355	$162,988	$148,071,737	$163,430,451	$76,901	$56,008,795	$15,679,726
887	163,328	177	130,613	165,021	160	153,410	39,340
2,916	28,636	176	144,776	263,362	355	72,493	56,883
-	(11,255)	(25)	-	-	-	-	(4,114)
931,144	3,192,064	163,316	148,347,126	163,858,834	77,416	56,234,698	15,771,835

105,841	927,916	17,960	10,135,845	19,035,747	4,890	7,631,220	1,286,909
-	-	-	-	-	-	-	-
105,841	927,916	17,960	10,135,845	19,035,747	4,890	7,631,220	1,286,909
(19)	(153)	(4)	(2,777)	(3,497)	(3)	(3,401)	(607)
105,822	927,763	17,956	10,133,068	19,032,250	4,887	7,627,819	1,286,302
825,322	2,264,301	145,360	138,214,058	144,826,584	72,529	48,606,879	14,485,533

736,681	(26,019,559)	(95,686)	(104,730,221)	52,652,343	(73,674)	(102,893,277)	(21,002,895)
(419)	(167,780)	7	(11,709)	(25,008)	(60)	(8,893)	(70,728)
3,316,706	69,577,688	368,661	288,719,211	637,877,702	708,428	296,821,107	90,706,522
-	255,189	-	-	-	-	-	48
-	-	-	-	-	-	-	-
4,052,968	43,645,538	272,982	183,977,281	690,505,037	634,694	193,918,937	69,632,947

(2,907,009)	32,322,181	330,986	(223,310,990)	(482,772,025)	(354,021)	1,527,432,195	89,789,727
120	1,054,054	7	264	16,424	5	6,761	119,694
-	-	-	-	-	-	-	-
(2,906,889)	33,376,235	330,993	(223,310,726)	(482,755,601)	(354,016)	1,527,438,956	89,909,421
1,146,079	77,021,773	603,975	(39,333,445)	207,749,436	280,678	1,721,357,893	159,542,368
$1,971,401	$79,286,074	$749,335	$98,880,613	$352,576,020	$353,207	$1,769,964,772	$174,027,901

75

Statements of Operations—(continued)
For the year ended August 31, 2025

	Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)	Invesco S&P MidCap Low Volatility ETF (XMLV)	Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	Invesco S&P SmallCap 600® GARP ETF (GRPZ)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
Investment income:
Unaffiliated dividend income	$5,139,587	$23,552,894	$2,557,897	$31,277	$3,238,119
Affiliated dividend income	6,678	25,942	3,842	60	3,223
Non-cash dividend income	-	-	327,712	-	-
Securities lending income, net	58,063	85,384	60,096	630	49,654
Foreign withholding tax	(3,145)	(3,673)	(4,096)	(185)	-
Total investment income	5,201,183	23,660,547	2,945,451	31,782	3,290,996
Expenses:
Unitary management fees	505,794	2,030,454	290,532	8,374	190,228
Less: Waivers	(145)	(560)	(81)	(1)	(70)
Net expenses	505,649	2,029,894	290,451	8,373	190,158
Net investment income	4,695,534	21,630,653	2,655,000	23,409	3,100,838
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,592,762	1,261,819	(6,420,279)	(273,441)	(4,210,621)
Affiliated investment securities	(3,238)	(6,934)	(2,846)	(24)	(723)
In-kind redemptions	546,703	78,053,147	8,715,710	205,871	127,011
Net realized gain (loss)	2,136,227	79,308,032	2,292,585	(67,594)	(4,084,333)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	15,683,580	(32,600,624)	3,318,259	113,240	(1,876,086)
Affiliated investment securities	394	3,840	(1,361)	16	(72)
Change in net unrealized appreciation (depreciation)	15,683,974	(32,596,784)	3,316,898	113,256	(1,876,158)
Net realized and unrealized gain (loss)	17,820,201	46,711,248	5,609,483	45,662	(5,960,491)
Net increase (decrease) in net assets resulting from operations	$22,515,735	$68,341,901	$8,264,483	$69,071	$(2,859,653)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco S&P SmallCap Low Volatility ETF (XSLV)	Invesco S&P SmallCap Quality ETF (XSHQ)

$5,656,278	$5,921,256
9,847	8,828
-	-
61,887	95,184
(12,319)	(29,165)
5,715,693	5,996,103

736,892	1,057,257
(212)	(192)
736,680	1,057,065
4,979,013	4,939,038

17,370,275	(22,768,203)
(3,142)	(6,219)
8,485,709	16,601,867
25,852,842	(6,172,555)

(28,537,317)	(7,015,070)
(1,323)	(2,008)
(28,538,640)	(7,017,078)
(2,685,798)	(13,189,633)
$2,293,215	$(8,250,595)

77

Statements of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco ESG S&P 500 Equal Weight ETF (RSPE)		Invesco MSCI North America Climate ETF (KLMN)
	2025	2024	2025(a)
Operations:
Net investment income	$381,259	$171,267	$21,188,208
Net realized gain (loss)	946,083	52,693	(124,783,919)
Change in net unrealized appreciation (depreciation)	1,202,473	1,355,800	211,776,018
Net increase in net assets resulting from operations	2,529,815	1,579,760	108,180,307
Distributions to Shareholders from:
Distributable earnings	(335,875)	(175,106)	(15,927,505)
Shareholder Transactions:
Proceeds from shares sold	16,712,757	3,779,376	4,640,969,094
Value of shares repurchased	(5,303,892)	(4,546,268)	(2,054,123,448)
Net increase (decrease) in net assets resulting from share transactions	11,408,865	(766,892)	2,586,845,646
Net increase (decrease) in net assets	13,602,805	637,762	2,679,098,448
Net assets:
Beginning of year	12,128,329	11,490,567	-
End of year	$25,731,134	$12,128,329	$2,679,098,448
Changes in Shares Outstanding:
Shares sold	650,000	150,000	192,700,001
Shares repurchased	(200,000)	(200,000)	(91,600,000)
Shares outstanding, beginning of year	450,001	500,001	-
Shares outstanding, end of year	900,001	450,001	101,100,001

(a)	For the period December 9, 2024 (commencement of investment operations) through August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco MSCI USA ETF (PBUS)		Invesco Russell 1000 Equal Weight ETF (EQAL)		Invesco S&P 500® Enhanced Value ETF (SPVU)		Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
2025	2024	2025	2024	2025	2024	2025	2024

$79,109,046	$58,257,790	$11,512,341	$11,034,336	$2,652,348	$2,852,142	$825,322	$878,565
626,708,986	218,658,086	17,983,627	4,440,529	7,773,549	3,201,405	4,052,968	545,826
388,660,212	768,344,407	35,014,193	63,666,769	1,366,225	16,763,751	(2,906,889)	5,534,438
1,094,478,244	1,045,260,283	64,510,161	79,141,634	11,792,122	22,817,298	1,971,401	6,958,829

(74,953,116)	(54,314,562)	(11,115,984)	(11,297,572)	(2,746,561)	(2,939,353)	(858,486)	(1,012,244)

3,901,809,341	1,929,374,317	84,350,716	24,903,808	50,409,799	31,871,021	15,529,643	-
(1,666,239,993)	(763,082,131)	(58,448,440)	(144,286,154)	(56,376,644)	(36,495,509)	(20,328,939)	(11,582,697)
2,235,569,348	1,166,292,186	25,902,276	(119,382,346)	(5,966,845)	(4,624,488)	(4,799,296)	(11,582,697)
3,255,094,476	2,157,237,907	79,296,453	(51,538,284)	3,078,716	15,253,457	(3,686,381)	(5,636,112)

5,192,859,372	3,035,621,465	607,869,237	659,407,521	106,257,754	91,004,297	40,901,664	46,537,776
$8,447,953,848	$5,192,859,372	$687,165,690	$607,869,237	$109,336,470	$106,257,754	$37,215,283	$40,901,664

65,625,000	39,525,000	1,750,000	600,000	1,010,000	700,000	280,000	-
(27,400,000)	(14,925,000)	(1,225,000)	(3,450,000)	(1,120,000)	(800,000)	(370,000)	(240,000)
92,075,001	67,475,001	12,750,001	15,600,001	2,110,001	2,210,001	760,001	1,000,001
130,300,001	92,075,001	13,275,001	12,750,001	2,000,001	2,110,001	670,001	760,001

79

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2025 and 2024

	Invesco S&P 500® High Beta ETF (SPHB)		Invesco S&P 500 High Dividend Growers ETF (DIVG)
	2025	2024	2025	2024(a)
Operations:
Net investment income	$2,264,301	$5,594,832	$145,360	$85,925
Net realized gain	43,645,538	41,507,022	272,982	155,156
Change in net unrealized appreciation (depreciation)	33,376,235	3,649,989	330,993	356,448
Net increase in net assets resulting from operations	79,286,074	50,751,843	749,335	597,529
Distributions to Shareholders from:
Distributable earnings	(2,341,323)	(5,679,266)	(162,887)	(72,511)
Shareholder Transactions:
Proceeds from shares sold	685,759,942	727,126,481	6,853,650	3,975,227
Value of shares repurchased	(786,424,760)	(908,189,190)	(2,441,979)	(1,682,887)
Net increase (decrease) in net assets resulting from share transactions	(100,664,818)	(181,062,709)	4,411,671	2,292,340
Net increase (decrease) in net assets	(23,720,067)	(135,990,132)	4,998,119	2,817,358
Net assets:
Beginning of year	450,461,382	586,451,514	2,817,358	-
End of year	$426,741,315	$450,461,382	$7,815,477	$2,817,358
Changes in Shares Outstanding:
Shares sold	7,670,000	9,050,000	230,000	150,001
Shares repurchased	(8,850,000)	(11,510,000)	(80,000)	(60,000)
Shares outstanding, beginning of year	5,250,000	7,710,000	90,001	-
Shares outstanding, end of year	4,070,000	5,250,000	240,001	90,001

(a)	For the period December 4, 2023 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)		Invesco S&P 500® Low Volatility ETF (SPLV)		Invesco S&P 500 Minimum Variance ETF (SPMV)		Invesco S&P 500® Momentum ETF (SPMO)
2025	2024	2025	2024	2025	2024	2025	2024

$138,214,058	$125,157,580	$144,826,584	$157,747,913	$72,529	$184,286	$48,606,879	$5,178,676
183,977,281	25,739,848	690,505,037	60,431,107	634,694	1,746,257	193,918,937	165,444,888
(223,310,726)	541,503,958	(482,755,601)	1,057,572,923	(354,016)	(437,087)	1,527,438,956	56,112,211
98,880,613	692,401,386	352,576,020	1,275,751,943	353,207	1,493,456	1,769,964,772	226,735,775

(117,212,513)	(125,736,697)	(140,213,473)	(178,561,681)	(79,155)	(238,019)	(36,810,081)	(4,816,948)

1,346,932,655	1,515,951,252	4,667,479,829	2,198,385,874	1,876,880	4,554,728	10,312,745,673	3,200,018,988
(1,917,802,414)	(1,442,482,942)	(4,462,162,813)	(4,496,507,472)	(3,806,419)	(23,502,735)	(2,227,360,969)	(1,268,523,036)
(570,869,759)	73,468,310	205,317,016	(2,298,121,598)	(1,929,539)	(18,948,007)	8,085,384,704	1,931,495,952
(589,201,659)	640,132,999	417,679,563	(1,200,931,336)	(1,655,487)	(17,692,570)	9,818,539,395	2,153,414,779

3,765,477,824	3,125,344,825	7,515,084,298	8,716,015,634	5,082,821	22,775,391	2,350,986,891	197,572,112
$3,176,276,165	$3,765,477,824	$7,932,763,861	$7,515,084,298	$3,427,334	$5,082,821	$12,169,526,286	$2,350,986,891

27,420,000	32,830,000	64,170,000	34,470,000	40,000	120,000	101,550,000	39,050,000
(39,230,000)	(32,740,000)	(61,850,000)	(71,090,000)	(80,000)	(610,000)	(23,320,000)	(16,090,000)
76,010,000	75,920,000	105,670,000	142,290,000	110,001	600,001	26,350,001	3,390,001
64,200,000	76,010,000	107,990,000	105,670,000	70,001	110,001	104,580,001	26,350,001

81

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2025 and 2024

	Invesco S&P 500 QVM Multi-factor ETF (QVML)		Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
	2025	2024	2025	2024
Operations:
Net investment income	$14,485,533	$11,971,244	$4,695,534	$3,960,695
Net realized gain (loss)	69,632,947	22,619,734	2,136,227	4,668,299
Change in net unrealized appreciation (depreciation)	89,909,421	196,542,120	15,683,974	41,553,401
Net increase (decrease) in net assets resulting from operations	174,027,901	231,133,098	22,515,735	50,182,395
Distributions to Shareholders from:
Distributable earnings	(14,106,681)	(11,976,935)	(4,686,705)	(3,760,526)
Shareholder Transactions:
Proceeds from shares sold	443,521,351	87,031,036	31,202,000	21,215,072
Value of shares repurchased	(258,641,458)	(121,207,986)	(1,719,683)	(14,406,982)
Net increase (decrease) in net assets resulting from share transactions	184,879,893	(34,176,950)	29,482,317	6,808,090
Net increase (decrease) in net assets	344,801,113	184,979,213	47,311,347	53,229,959
Net assets:
Beginning of year	1,034,181,654	849,202,441	320,898,080	267,668,121
End of year	$1,378,982,767	$1,034,181,654	$368,209,427	$320,898,080
Changes in Shares Outstanding:
Shares sold	12,700,000	2,750,000	1,040,000	770,000
Shares repurchased	(7,500,000)	(4,050,000)	(60,000)	(530,000)
Shares outstanding, beginning of year	30,900,001	32,200,001	11,200,001	10,960,001
Shares outstanding, end of year	36,100,001	30,900,001	12,180,001	11,200,001

(a)	For the period March 25, 2024 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco S&P MidCap Low Volatility ETF (XMLV)		Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)		Invesco S&P SmallCap 600® GARP ETF (GRPZ)		Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
2025	2024	2025	2024	2025	2024(a)	2025	2024

$21,630,653	$18,615,934	$2,655,000	$2,963,422	$23,409	$11,101	$3,100,838	$1,362,318
79,308,032	38,627,294	2,292,585	9,754,592	(67,594)	(29,711)	(4,084,333)	(2,028,819)
(32,596,784)	90,224,845	3,316,898	21,358,868	113,256	135,368	(1,876,158)	2,716,609
68,341,901	147,468,073	8,264,483	34,076,882	69,071	116,758	(2,859,653)	2,050,108

(21,580,302)	(18,618,680)	(2,683,296)	(2,894,937)	(24,563)	(6,030)	(4,114,397)	(1,977,924)

311,468,198	34,737,495	23,836,361	5,761,446	1,563,689	2,955,370	41,582,241	25,094,686
(390,743,388)	(212,635,704)	(22,378,869)	(41,263,449)	(1,006,546)	(956,125)	(945,325)	(1,389,147)
(79,275,190)	(177,898,209)	1,457,492	(35,502,003)	557,143	1,999,245	40,636,916	23,705,539
(32,513,591)	(49,048,816)	7,038,679	(4,320,058)	601,651	2,109,973	33,662,866	23,777,723

849,855,818	898,904,634	198,617,670	202,937,728	2,109,973	-	42,914,374	19,136,651
$817,342,227	$849,855,818	$205,656,349	$198,617,670	$2,711,624	$2,109,973	$76,577,240	$42,914,374

5,000,000	620,000	880,000	230,000	60,000	120,001	2,880,000	1,640,000
(6,310,000)	(3,990,000)	(820,000)	(1,650,000)	(40,000)	(40,000)	(70,000)	(90,000)
14,080,000	17,450,000	7,300,001	8,720,001	80,001	-	2,750,001	1,200,001
12,770,000	14,080,000	7,360,001	7,300,001	100,001	80,001	5,560,001	2,750,001

83

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2025 and 2024

	Invesco S&P SmallCap Low Volatility ETF (XSLV)		Invesco S&P SmallCap Quality ETF (XSHQ)
	2025	2024	2025	2024
Operations:
Net investment income	$4,979,013	$7,825,596	$4,939,038	$1,890,749
Net realized gain (loss)	25,852,842	10,892,044	(6,172,555)	730,525
Change in net unrealized appreciation (depreciation)	(28,538,640)	43,101,592	(7,017,078)	20,140,374
Net increase (decrease) in net assets resulting from operations	2,293,215	61,819,232	(8,250,595)	22,761,648
Distributions to Shareholders from:
Distributable earnings	(7,244,901)	(7,875,630)	(4,717,780)	(1,265,852)
Shareholder Transactions:
Proceeds from shares sold	20,851,063	7,586,585	219,336,597	321,526,616
Value of shares repurchased	(101,941,216)	(121,222,881)	(237,208,409)	(71,350,466)
Net increase (decrease) in net assets resulting from share transactions	(81,090,153)	(113,636,296)	(17,871,812)	250,176,150
Net increase (decrease) in net assets	(86,041,839)	(59,692,694)	(30,840,187)	271,671,946
Net assets:
Beginning of year	348,332,951	408,025,645	319,851,398	48,179,452
End of year	$262,291,112	$348,332,951	$289,011,211	$319,851,398
Changes in Shares Outstanding:
Shares sold	470,000	170,000	5,150,000	8,070,000
Shares repurchased	(2,190,000)	(2,810,000)	(6,130,000)	(1,830,000)
Shares outstanding, beginning of year	7,220,000	9,860,000	7,540,001	1,300,001
Shares outstanding, end of year	5,500,000	7,220,000	6,560,001	7,540,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Financial Highlights
Invesco ESG S&P 500 Equal Weight ETF (RSPE)
	Years Ended August 31,			For the Period November 15, 2021(a) Through August 31, 2022
	2025	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$26.95	$22.98	$21.26	$25.00
Net investment income(b)	0.47	0.44	0.43	0.34
Net realized and unrealized gain (loss) on investments	1.63	3.97	1.71	(3.81)
Total from investment operations	2.10	4.41	2.14	(3.47)
Distributions to shareholders from:
Net investment income	(0.46)	(0.44)	(0.42)	(0.27)
Net asset value at end of period	$28.59	$26.95	$22.98	$21.26
Market price at end of period(c)	$28.59	$26.95	$22.99	$21.28
Net Asset Value Total Return(d)	7.90%	19.43%	10.21%	(13.93)%(e)
Market Price Total Return(d)	7.90%	19.38%	10.15%	(13.85)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$25,731	$12,128	$11,491	$9,569
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%(f)
Net investment income	1.77%	1.82%	1.93%	1.85%(f)
Portfolio turnover rate(g)	40%	33%	33%	45%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (November 17, 2021, the first day of trading on the exchange) to August 31, 2022 was (13.61)%. The market price total return from Fund Inception to August 31, 2022 was (13.57)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Financial Highlights—(continued)
Invesco MSCI North America Climate ETF (KLMN)
For the Period December 9, 2024(a) Through August 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$24.81
Net investment income(b)	0.23
Net realized and unrealized gain on investments	1.64
Total from investment operations	1.87
Distributions to shareholders from:
Net investment income	(0.18)
Net asset value at end of period	$26.50
Market price at end of period(c)	$26.51
Net Asset Value Total Return(d)	7.59%(e)
Market Price Total Return(d)	7.63%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,679,098
Ratio to average net assets of:
Expenses	0.09%(f)
Net investment income	1.28%(f)
Portfolio turnover rate(g)	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 11, 2024, the first day of trading on the exchange) to August 31, 2025 was 7.03%. The market price total return from Fund Inception to August 31, 2025 was 6.94%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Financial Highlights—(continued)
Invesco MSCI USA ETF (PBUS)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$56.40	$44.99	$39.52	$46.14	$35.42
Net investment income(a)	0.73	0.70	0.65	0.63	0.57
Net realized and unrealized gain (loss) on investments	8.42	11.38	5.47	(6.63)	10.58
Total from investment operations	9.15	12.08	6.12	(6.00)	11.15
Distributions to shareholders from:
Net investment income	(0.72)	(0.67)	(0.65)	(0.61)	(0.43)
Net realized gains	-	-	-	(0.01)	-
Total distributions	(0.72)	(0.67)	(0.65)	(0.62)	(0.43)
Net asset value at end of year	$64.83	$56.40	$44.99	$39.52	$46.14
Market price at end of year(b)	$64.85	$56.38	$44.99	$39.55	$46.14
Net Asset Value Total Return(c)	16.36%	27.06%	15.72%	(13.10)%	31.79%
Market Price Total Return(c)	16.44%	27.02%	15.63%	(13.03)%	31.07%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$8,447,954	$5,192,859	$3,035,621	$2,281,045	$2,174,202
Ratio to average net assets of:
Expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income	1.24%	1.40%	1.61%	1.44%	1.32%
Portfolio turnover rate(d)	3%	3%	3%	3%	6%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Russell 1000 Equal Weight ETF (EQAL)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$47.68	$42.27	$41.51	$46.30	$33.47
Net investment income(a)	0.89	0.80	0.78	0.73	0.61
Net realized and unrealized gain (loss) on investments	4.05	5.41	0.75	(4.86)	12.90
Total from investment operations	4.94	6.21	1.53	(4.13)	13.51
Distributions to shareholders from:
Net investment income	(0.86)	(0.80)	(0.77)	(0.66)	(0.68)
Net asset value at end of year	$51.76	$47.68	$42.27	$41.51	$46.30
Market price at end of year(b)	$51.78	$47.65	$42.28	$41.54	$46.28
Net Asset Value Total Return(c)	10.51%	14.89%	3.80%	(8.96)%	40.74%
Market Price Total Return(c)	10.62%	14.80%	3.75%	(8.86)%	40.46%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$687,166	$607,869	$659,408	$617,468	$673,641
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.83%	1.85%	1.90%	1.64%	1.49%
Portfolio turnover rate(d)	31%	30%	27%	27%	40%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Financial Highlights—(continued)
Invesco S&P 500® Enhanced Value ETF (SPVU)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$50.36	$41.18	$40.63	$42.47	$28.77
Net investment income(a)	1.34	1.29	1.23	1.02	0.96
Net realized and unrealized gain (loss) on investments	4.34	9.24	0.47 (b)	(1.78)	13.63
Total from investment operations	5.68	10.53	1.70	(0.76)	14.59
Distributions to shareholders from:
Net investment income	(1.37)	(1.35)	(1.15)	(1.08)	(0.89)
Net asset value at end of year	$54.67	$50.36	$41.18	$40.63	$42.47
Market price at end of year(c)	$54.73	$50.35	$41.19	$40.65	$42.44
Net Asset Value Total Return(d)	11.55%	26.01%	4.33%	(1.85)%	51.49%
Market Price Total Return(d)	11.69%	25.95%	4.31%	(1.72)%	51.13%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$109,336	$106,258	$91,004	$144,635	$145,243
Ratio to average net assets of:
Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	2.63%	2.83%	3.00%	2.36%	2.53%
Portfolio turnover rate(e)	31%	31%	39%	32%	36%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$53.82	$46.54	$47.45	$49.30	$39.43
Net investment income(a)	1.07	1.00	1.10	0.94	0.57
Net realized and unrealized gain (loss) on investments	1.77	7.41	(0.90)	(1.94)	9.88
Total from investment operations	2.84	8.41	0.20	(1.00)	10.45
Distributions to shareholders from:
Net investment income	(1.11)	(1.13)	(1.11)	(0.85)	(0.58)
Net asset value at end of year	$55.55	$53.82	$46.54	$47.45	$49.30
Market price at end of year(b)	$55.56	$53.78	$46.53	$47.49	$49.27
Net Asset Value Total Return(c)	5.32%	18.40%	0.39%	(2.04)%	26.73%
Market Price Total Return(c)	5.41%	18.34%	0.29%	(1.90)%	26.46%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$37,215	$40,902	$46,538	$54,090	$52,256
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	1.95%	2.08%	2.31%	1.94%	1.33%
Portfolio turnover rate(d)	71%	66%	60%	77%	64%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Financial Highlights—(continued)
Invesco S&P 500® High Beta ETF (SPHB)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$85.80	$76.06	$64.51	$74.74	$43.73
Net investment income(a)	0.55	0.82	0.45	0.51	0.89
Net realized and unrealized gain (loss) on investments	19.08	9.71	11.54	(10.12)	30.93
Total from investment operations	19.63	10.53	11.99	(9.61)	31.82
Distributions to shareholders from:
Net investment income	(0.58)	(0.79)	(0.44)	(0.62)	(0.81)
Net asset value at end of year	$104.85	$85.80	$76.06	$64.51	$74.74
Market price at end of year(b)	$104.87	$85.78	$76.05	$64.58	$74.75
Net Asset Value Total Return(c)	23.01%	13.92%	18.68%	(12.92)%	73.38%
Market Price Total Return(c)	23.06%	13.90%	18.54%	(12.84)%	73.01%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$426,741	$450,461	$586,452	$527,684	$1,679,341
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	0.61%	1.02%	0.65%	0.69%	1.30%
Portfolio turnover rate(d)	85%	91%	66%	76%	103%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Financial Highlights—(continued)
Invesco S&P 500 High Dividend Growers ETF (DIVG)
	Years Ended August 31, 2025	For the Period December 4, 2023(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$31.30	$25.00
Net investment income(b)	0.98	0.88
Net realized and unrealized gain on investments	1.43	6.16
Total from investment operations	2.41	7.04
Distributions to shareholders from:
Net investment income	(1.15)	(0.74)
Net asset value at end of period	$32.56	$31.30
Market price at end of period(c)	$32.57	$31.26
Net Asset Value Total Return(d)	7.93%	28.48%(e)
Market Price Total Return(d)	8.10%	28.31%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$7,815	$2,817
Ratio to average net assets of:
Expenses	0.39%	0.41%(f)
Net investment income	3.16%	4.24%(f)
Portfolio turnover rate(g)	36%	40%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 6, 2023, the first day of trading on the exchange) to August 31, 2024 was 25.22%. The market price total return from Fund Inception to August 31, 2024 was 25.06%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Financial Highlights—(continued)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$49.54	$41.17	$43.91	$44.24	$34.10
Net investment income(a)	2.00	1.80	1.80	1.60	1.57
Net realized and unrealized gain (loss) on investments	(0.36)	8.37	(2.76)	(0.27)	10.21
Total from investment operations	1.64	10.17	(0.96)	1.33	11.78
Distributions to shareholders from:
Net investment income	(1.71)	(1.80)	(1.78)	(1.66)	(1.64)
Net asset value at end of year	$49.47	$49.54	$41.17	$43.91	$44.24
Market price at end of year(b)	$49.50	$49.55	$41.16	$43.96	$44.23
Net Asset Value Total Return(c)	3.41%	25.52%	(2.20)%	3.02%	35.25%
Market Price Total Return(c)	3.46%	25.58%	(2.34)%	3.15%	34.98%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$3,176,276	$3,765,478	$3,125,345	$3,807,984	$3,034,476
Ratio to average net assets of:
Expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	4.09%	4.20%	4.24%	3.56%	3.90%
Portfolio turnover rate(d)	49%	49%	67%	60%	45%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500® Low Volatility ETF (SPLV)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$71.12	$61.26	$63.19	$64.07	$54.69
Net investment income(a)	1.38	1.30	1.46	1.35	0.91
Net realized and unrealized gain (loss) on investments	2.30	10.02	(1.95)	(0.96)	9.42
Total from investment operations	3.68	11.32	(0.49)	0.39	10.33
Distributions to shareholders from:
Net investment income	(1.34)	(1.46)	(1.44)	(1.27)	(0.95)
Net asset value at end of year	$73.46	$71.12	$61.26	$63.19	$64.07
Market price at end of year(b)	$73.49	$71.14	$61.25	$63.25	$64.05
Net Asset Value Total Return(c)	5.21%	18.81%	(0.80)%	0.60%	19.09%
Market Price Total Return(c)	5.22%	18.86%	(0.91)%	0.73%	18.87%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$7,932,764	$7,515,084	$8,716,016	$10,972,985	$8,217,477
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	1.90%	2.05%	2.35%	2.10%	1.58%
Portfolio turnover rate(d)	71%	68%	55%	70%	64%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Financial Highlights—(continued)
Invesco S&P 500 Minimum Variance ETF (SPMV)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$46.21	$37.96	$36.57	$39.16	$32.31
Net investment income(a)	0.70	0.73	0.71	0.63	0.60
Net realized and unrealized gain (loss) on investments	2.81	8.37	1.37	(2.60)	6.70
Total from investment operations	3.51	9.10	2.08	(1.97)	7.30
Distributions to shareholders from:
Net investment income	(0.76)	(0.85)	(0.69)	(0.62)	(0.45)
Net asset value at end of year	$48.96	$46.21	$37.96	$36.57	$39.16
Market price at end of year(b)	$48.94	$46.21	$37.94	$36.60	$39.22
Net Asset Value Total Return(c)	7.67%	24.35%	5.78%	(5.08)%	22.82%
Market Price Total Return(c)	7.63%	24.41%	5.63%	(5.14)%	22.71%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$3,427	$5,083	$22,775	$21,578	$24,277
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.48%	1.86%	1.92%	1.62%	1.67%
Portfolio turnover rate(d)	55%	79%	24%	20%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500® Momentum ETF (SPMO)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$89.22	$58.28	$54.27	$63.43	$50.95
Net investment income(a)	0.85	0.45	1.27	0.75	0.38
Net realized and unrealized gain (loss) on investments	26.95	31.13	3.94	(9.34)	12.58
Total from investment operations	27.80	31.58	5.21	(8.59)	12.96
Distributions to shareholders from:
Net investment income	(0.65)	(0.64)	(1.20)	(0.57)	(0.48)
Net asset value at end of year	$116.37	$89.22	$58.28	$54.27	$63.43
Market price at end of year(b)	$116.38	$89.20	$58.33	$54.36	$63.41
Net Asset Value Total Return(c)	31.29%	54.58%	9.79%	(13.60)%	25.65%
Market Price Total Return(c)	31.33%	54.41%	9.71%	(13.43)%	25.24%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$12,169,526	$2,350,987	$197,572	$113,973	$88,166
Ratio to average net assets of:
Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	0.83%	0.57%	2.29%	1.25%	0.70%
Portfolio turnover rate(d)	44%	72%	81%	124%	70%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Financial Highlights—(continued)
Invesco S&P 500 QVM Multi-factor ETF (QVML)
	Years Ended August 31,				For the Period June 28, 2021(a) Through August 31, 2021
	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$33.47	$26.37	$23.58	$26.43	$25.00
Net investment income(b)	0.43	0.38	0.41	0.38	0.06
Net realized and unrealized gain (loss) on investments	4.73	7.10	2.79	(2.86)	1.37
Total from investment operations	5.16	7.48	3.20	(2.48)	1.43
Distributions to shareholders from:
Net investment income	(0.43)	(0.38)	(0.41)	(0.37)	-
Net asset value at end of period	$38.20	$33.47	$26.37	$23.58	$26.43
Market price at end of period(c)	$38.20	$33.47	$26.38	$23.62	$26.44
Net Asset Value Total Return(d)	15.55%	28.61%	13.76%	(9.47)%	5.72%(e)
Market Price Total Return(d)	15.55%	28.56%	13.61%	(9.36)%	5.76%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,378,983	$1,034,182	$849,202	$724,055	$792,855
Ratio to average net assets of:
Expenses	0.11%	0.11%	0.11%	0.11%	0.11%(f)
Net investment income	1.24%	1.31%	1.71%	1.47%	1.34%(f)
Portfolio turnover rate(g)	17%	15%	20%	18%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 5.55%. The market price total return from Fund Inception to August 31, 2021 was 5.55%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Financial Highlights—(continued)
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
	Years Ended August 31,				For the Period June 28, 2021(a) Through August 31, 2021
	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$28.65	$24.42	$22.48	$25.53	$25.00
Net investment income(b)	0.40	0.36	0.35	0.33	0.04
Net realized and unrealized gain (loss) on investments	1.58	4.21	1.95	(3.05)	0.49
Total from investment operations	1.98	4.57	2.30	(2.72)	0.53
Distributions to shareholders from:
Net investment income	(0.40)	(0.34)	(0.36)	(0.33)	-
Net asset value at end of period	$30.23	$28.65	$24.42	$22.48	$25.53
Market price at end of period(c)	$30.24	$28.67	$24.42	$22.50	$25.53
Net Asset Value Total Return(d)	7.01%	18.89%	10.37%	(10.69)%	2.12%(e)
Market Price Total Return(d)	6.97%	18.97%	10.27%	(10.62)%	2.12%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$368,209	$320,898	$267,668	$244,362	$206,549
Ratio to average net assets of:
Expenses	0.15%	0.15%	0.15%	0.15%	0.15%(f)
Net investment income	1.39%	1.39%	1.51%	1.38%	0.98%(f)
Portfolio turnover rate(g)	34%	30%	32%	27%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 2.24%. The market price total return from Fund Inception to August 31, 2021 was 2.12%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Financial Highlights—(continued)
Invesco S&P MidCap Low Volatility ETF (XMLV)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$60.36	$51.51	$52.53	$55.29	$43.65
Net investment income(a)	1.64	1.21	1.26	0.97	0.62
Net realized and unrealized gain (loss) on investments	3.65	8.84	(1.02)	(2.84)	11.59
Total from investment operations	5.29	10.05	0.24	(1.87)	12.21
Distributions to shareholders from:
Net investment income	(1.65)	(1.20)	(1.26)	(0.89)	(0.57)
Net asset value at end of year	$64.00	$60.36	$51.51	$52.53	$55.29
Market price at end of year(b)	$63.99	$60.30	$51.50	$52.56	$55.26
Net Asset Value Total Return(c)	8.93%	19.83%	0.46%	(3.38)%	28.21%
Market Price Total Return(c)	9.00%	19.73%	0.38%	(3.27)%	27.99%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$817,342	$849,856	$898,905	$1,163,050	$1,453,542
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.66%	2.26%	2.40%	1.78%	1.26%
Portfolio turnover rate(d)	58%	70%	76%	61%	57%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Financial Highlights—(continued)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
	Years Ended August 31,				For the Period June 28, 2021(a) Through August 31, 2021
	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$27.21	$23.27	$22.14	$25.05	$25.00
Net investment income(b)	0.36	0.36	0.37	0.30	0.06
Net realized and unrealized gain (loss) on investments	0.74	3.92	1.14	(2.87)	(0.01)
Total from investment operations	1.10	4.28	1.51	(2.57)	0.05
Distributions to shareholders from:
Net investment income	(0.37)	(0.34)	(0.38)	(0.34)	-
Net asset value at end of period	$27.94	$27.21	$23.27	$22.14	$25.05
Market price at end of period(c)	$27.96	$27.21	$23.30	$22.18	$25.05
Net Asset Value Total Return(d)	4.10%	18.62%	6.92%	(10.33)%	0.20%(e)
Market Price Total Return(d)	4.18%	18.46%	6.86%	(10.17)%	0.20%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$205,656	$198,618	$202,938	$98,311	$51,106
Ratio to average net assets of:
Expenses	0.15%	0.15%	0.15%	0.15%	0.15%(f)
Net investment income	1.37%	1.51%	1.65%	1.27%	1.51%(f)
Portfolio turnover rate(g)	35%	38%	27%	28%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 0.16%. The market price total return from Fund Inception to August 31, 2021 was (0.04)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Financial Highlights—(continued)
Invesco S&P SmallCap 600® GARP ETF (GRPZ)
	Years Ended August 31, 2025	For the Period March 25, 2024(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$26.37	$25.00
Net investment income(b)	0.25	0.12
Net realized and unrealized gain on investments	0.76	1.31
Total from investment operations	1.01	1.43
Distributions to shareholders from:
Net investment income	(0.26)	(0.06)
Net asset value at end of period	$27.12	$26.37
Market price at end of period(c)	$27.12	$26.37
Net Asset Value Total Return	3.92%	5.75%(d)
Market Price Total Return(e)	3.92%	5.75%(d)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,712	$2,110
Ratio to average net assets of:
Expenses	0.35%	0.35%(f)
Net investment income	0.98%	1.12%(f)
Portfolio turnover rate(g)	81%	66%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
The net asset value total return from Fund Inception (March 27, 2024, the first day of trading on the exchange) to August 31, 2024 was 5.03%. The market price total return from Fund Inception to August 31, 2024 was 4.99%.

(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Financial Highlights—(continued)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$15.61	$15.95	$18.99	$23.07	$16.66
Net investment income(a)	0.68	0.77	0.87	0.92	0.86
Net realized and unrealized gain (loss) on investments	(1.60)	0.01	(2.64)	(3.92)	6.36
Total from investment operations	(0.92)	0.78	(1.77)	(3.00)	7.22
Distributions to shareholders from:
Net investment income	(0.92)	(1.12)	(1.27)	(1.08)	(0.81)
Net asset value at end of year	$13.77	$15.61	$15.95	$18.99	$23.07
Market price at end of year(b)	$13.78	$15.61	$15.95	$19.02	$23.06
Net Asset Value Total Return(c)	(5.88)%	5.39%	(9.48)%	(13.36)%	43.97%
Market Price Total Return(c)	(5.81)%	5.38%	(9.63)%	(13.19)%	43.65%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$76,577	$42,914	$19,137	$24,877	$21,690
Ratio to average net assets of:
Expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	4.89%	5.09%	5.10%	4.30%	4.13%
Portfolio turnover rate(d)	82%	79%	68%	67%	72%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P SmallCap Low Volatility ETF (XSLV)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$48.25	$41.38	$45.06	$48.74	$35.24
Net investment income(a)	0.79	0.93	1.11	1.01	0.65
Net realized and unrealized gain (loss) on investments	(0.22)(b)	6.85	(3.61)	(3.83)	13.52
Total from investment operations	0.57	7.78	(2.50)	(2.82)	14.17
Distributions to shareholders from:
Net investment income	(1.13)	(0.91)	(1.18)	(0.86)	(0.67)
Net asset value at end of year	$47.69	$48.25	$41.38	$45.06	$48.74
Market price at end of year(c)	$47.62	$48.19	$41.40	$45.09	$48.73
Net Asset Value Total Return(d)	1.23%(b)	19.11%	(5.62)%	(5.81)%	40.64%
Market Price Total Return(d)	1.20%(b)	18.91%	(5.63)%	(5.72)%	40.38%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$262,291	$348,333	$408,026	$726,364	$1,155,186
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	1.69%	2.18%	2.54%	2.09%	1.55%
Portfolio turnover rate(e)	73%	76%	77%	66%	68%

(a)	Based on average shares outstanding.
(b)
Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net realized and unrealized gain (loss) on investments per share would have been $(0.39). Total returns would have been lower.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Financial Highlights—(continued)
Invesco S&P SmallCap Quality ETF (XSHQ)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$42.42	$37.06	$32.97	$37.41	$26.95
Net investment income(a)	0.56	0.54	0.53	0.62	0.38
Net realized and unrealized gain (loss) on investments	1.60 (b)	5.26	4.14	(4.37)	10.42
Total from investment operations	2.16	5.80	4.67	(3.75)	10.80
Distributions to shareholders from:
Net investment income	(0.52)	(0.44)	(0.58)	(0.69)	(0.34)
Net asset value at end of year	$44.06	$42.42	$37.06	$32.97	$37.41
Market price at end of year(c)	$44.05	$42.41	$37.10	$32.99	$37.43
Net Asset Value Total Return(d)	5.18%	15.78%	14.39%	(10.13)%	40.38%
Market Price Total Return(d)	5.18%	15.63%	14.44%	(10.12)%	40.25%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$289,011	$319,851	$48,179	$28,683	$40,030
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.30%	0.29%
Net investment income	1.35%	1.38%	1.55%	1.71%	1.07%
Portfolio turnover rate(e)	69%	86%	84%	60%	90%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2025
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco ESG S&P 500 Equal Weight ETF (RSPE)	"ESG S&P 500 Equal Weight ETF"
Invesco MSCI North America Climate ETF (KLMN)	"MSCI North America Climate ETF"
Invesco MSCI USA ETF (PBUS)	"MSCI USA ETF"
Invesco Russell 1000 Equal Weight ETF (EQAL)	"Russell 1000 Equal Weight ETF"
Invesco S&P 500® Enhanced Value ETF (SPVU)	"S&P 500® Enhanced Value ETF"
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	"S&P 500® ex-Rate Sensitive Low Volatility ETF"
Invesco S&P 500® High Beta ETF (SPHB)	"S&P 500® High Beta ETF"
Invesco S&P 500 High Dividend Growers ETF (DIVG)	"S&P 500 High Dividend Growers ETF"
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	"S&P 500® High Dividend Low Volatility ETF"
Invesco S&P 500® Low Volatility ETF (SPLV)	"S&P 500® Low Volatility ETF"
Invesco S&P 500 Minimum Variance ETF (SPMV)	"S&P 500 Minimum Variance ETF"
Invesco S&P 500® Momentum ETF (SPMO)	"S&P 500® Momentum ETF"
Invesco S&P 500 QVM Multi-factor ETF (QVML)	"S&P 500 QVM Multi-factor ETF"
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)	"S&P MidCap 400 QVM Multi-factor ETF"
Invesco S&P MidCap Low Volatility ETF (XMLV)	"S&P MidCap Low Volatility ETF"
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	"S&P SmallCap 600 QVM Multi-factor ETF"
Invesco S&P SmallCap 600® GARP ETF (GRPZ)	"S&P SmallCap 600® GARP ETF"
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	"S&P SmallCap High Dividend Low Volatility ETF"
Invesco S&P SmallCap Low Volatility ETF (XSLV)	"S&P SmallCap Low Volatility ETF"
Invesco S&P SmallCap Quality ETF (XSHQ)	"S&P SmallCap Quality ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of MSCI USA ETF, S&P 500 Minimum Variance ETF, S&P SmallCap High Dividend Low Volatility ETF and S&P SmallCap Quality ETF, which are listed and traded on Cboe BZX Exchange, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.

100

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
ESG S&P 500 Equal Weight ETF	S&P 500 Equal Weight ESG Leaders Select Index
MSCI North America Climate ETF	MSCI North America Climate Index
MSCI USA ETF	MSCI USA Index
Russell 1000 Equal Weight ETF	Russell 1000® Equal Weight Index
S&P 500® Enhanced Value ETF	S&P 500 Enhanced Value Index
S&P 500® ex-Rate Sensitive Low Volatility ETF	S&P 500 Low Volatility Rate Response Index
S&P 500® High Beta ETF	S&P 500® High Beta Index
S&P 500 High Dividend Growers ETF	S&P 500® High Dividend Growth Index
S&P 500® High Dividend Low Volatility ETF	S&P 500® Low Volatility High Dividend Index
S&P 500® Low Volatility ETF	S&P 500® Low Volatility Index
S&P 500 Minimum Variance ETF	S&P 500® Minimum Volatility Index
S&P 500® Momentum ETF	S&P 500 Momentum Index
S&P 500 QVM Multi-factor ETF	S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index
S&P MidCap 400 QVM Multi-factor ETF	S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index
S&P MidCap Low Volatility ETF	S&P MidCap 400® Low Volatility Index
S&P SmallCap 600 QVM Multi-factor ETF	S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi-Factor Index
S&P SmallCap 600® GARP ETF	S&P SmallCap 600® GARP Index
S&P SmallCap High Dividend Low Volatility ETF	S&P SmallCap 600® Low Volatility High Dividend Index
S&P SmallCap Low Volatility ETF	S&P SmallCap 600® Low Volatility Index
S&P SmallCap Quality ETF	S&P SmallCap 600® Quality Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the

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“Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of

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capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except for S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500 High Dividend Growers ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500 High Dividend Growers ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not

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readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees

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paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
ESG S&P 500 Equal Weight ETF	$2,334
MSCI North America Climate ETF(a)	1,599
MSCI USA ETF	4,598
Russell 1000 Equal Weight ETF	16,358
S&P 500® Enhanced Value ETF	3,215
S&P 500® ex-Rate Sensitive Low Volatility ETF	325
S&P 500® High Beta ETF	2,252
S&P 500 High Dividend Growers ETF	19
S&P 500® High Dividend Low Volatility ETF	7,143
S&P 500® Low Volatility ETF	16,690
S&P 500 Minimum Variance ETF	39
S&P 500® Momentum ETF	7,273
S&P 500 QVM Multi-factor ETF	6,156
S&P MidCap 400 QVM Multi-factor ETF	4,725
S&P MidCap Low Volatility ETF	4,519
S&P SmallCap 600 QVM Multi-factor ETF	4,829
S&P SmallCap 600® GARP ETF	58
S&P SmallCap High Dividend Low Volatility ETF	4,129
S&P SmallCap Low Volatility ETF	5,091
S&P SmallCap Quality ETF	8,062

(a)	For the period December 2, 2024 (commencement of investment operations) through August 31, 2025.

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares.

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This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Environmental, Social and Governance ("ESG") Investing Strategy Risk. The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, a Fund may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in such Funds investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.
Growth Investing Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
High Dividend Paying Securities Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which a Fund invests and the capital resources available for such companies’ dividend payments may adversely affect a Fund. In addition, the value of dividend-paying stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect

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supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Multifactor Investing Risk. For certain Funds, the Underlying Index seeks to emphasize certain factor exposures to securities within the eligible index universe, in accordance with the Underlying Index’s methodology. There is no assurance that targeting exposure to such factors will enhance an Underlying Index’s or a Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is also no guarantee an Underlying Index will achieve the specific factor exposures.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because MSCI North America Climate ETF, S&P 500 High Dividend Growers ETF, S&P 500® Momentum ETF and S&P SmallCap 600® GARP ETF are non-diversified, and to the extent MSCI USA ETF, S&P 500® Enhanced Value ETF, S&P 500® ex-Rate Sensitivity Low Volatility ETF, S&P 500® High Beta ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF, S&P 500 Minimum Variance ETF, S&P MidCap Low Volatility ETF, S&P SmallCap High Dividend Low Volatility ETF, S&P SmallCap Low Volatility ETF and S&P SmallCap Quality ETF become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Quality Investing Risk. For certain Funds, the quality style of investing is subject to the risk that securities that have previously been identified with quality characteristics may not continue to be quality companies and that the returns of such securities may be less than returns on other styles of investing or the overall stock market.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Value Investing Risk. For certain Funds, value securities are subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the

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costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
ESG S&P 500 Equal Weight ETF	0.20%
MSCI North America Climate ETF	0.09%
MSCI USA ETF	0.04%
Russell 1000 Equal Weight ETF	0.20%
S&P 500® Enhanced Value ETF	0.13%
S&P 500® ex-Rate Sensitive Low Volatility ETF	0.25%
S&P 500® High Beta ETF	0.25%
S&P 500 High Dividend Growers ETF	0.39%
S&P 500® High Dividend Low Volatility ETF	0.30%
S&P 500® Low Volatility ETF	0.25%
S&P 500 Minimum Variance ETF	0.10%
S&P 500® Momentum ETF	0.13%
S&P 500 QVM Multi-factor ETF	0.11%
S&P MidCap 400 QVM Multi-factor ETF	0.15%
S&P MidCap Low Volatility ETF	0.25%
S&P SmallCap 600 QVM Multi-factor ETF	0.15%
S&P SmallCap 600® GARP ETF	0.35%
S&P SmallCap High Dividend Low Volatility ETF	0.30%
S&P SmallCap Low Volatility ETF	0.25%
S&P SmallCap Quality ETF	0.29%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2025, the Adviser waived fees for each Fund in the following amounts:
ESG S&P 500 Equal Weight ETF	$15
MSCI North America Climate ETF(a)	523
MSCI USA ETF	2,589
Russell 1000 Equal Weight ETF	336
S&P 500® Enhanced Value ETF	71
S&P 500® ex-Rate Sensitive Low Volatility ETF	19
S&P 500® High Beta ETF	153
S&P 500 High Dividend Growers ETF	4
S&P 500® High Dividend Low Volatility ETF	2,777
S&P 500® Low Volatility ETF	3,497
S&P 500 Minimum Variance ETF	3
S&P 500® Momentum ETF	3,401
S&P 500 QVM Multi-factor ETF	607
S&P MidCap 400 QVM Multi-factor ETF	145
S&P MidCap Low Volatility ETF	560
S&P SmallCap 600 QVM Multi-factor ETF	81
S&P SmallCap 600® GARP ETF	1
S&P SmallCap High Dividend Low Volatility ETF	70

108

S&P SmallCap Low Volatility ETF	$212
S&P SmallCap Quality ETF	192

(a)	For the period December 9, 2024 (commencement of investment operations) through August 31, 2025.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
ESG S&P 500 Equal Weight ETF	S&P Dow Jones Indices LLC
MSCI North America Climate ETF	MSCI North America Climate Index
MSCI USA ETF	MSCI Inc.
Russell 1000 Equal Weight ETF	Frank Russell Company
S&P 500® Enhanced Value ETF	S&P Dow Jones Indices LLC
S&P 500® ex-Rate Sensitive Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500® High Beta ETF	S&P Dow Jones Indices LLC
S&P 500 High Dividend Growers ETF	NYSE Arca, Inc.
S&P 500® High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500® Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500 Minimum Variance ETF	S&P Dow Jones Indices LLC
S&P 500® Momentum ETF	S&P Dow Jones Indices LLC
S&P 500 QVM Multi-factor ETF	S&P Dow Jones Indices LLC
S&P MidCap 400 QVM Multi-factor ETF	S&P Dow Jones Indices LLC
S&P MidCap Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap 600 QVM Multi-factor ETF	S&P Dow Jones Indices LLC
S&P SmallCap 600® GARP ETF	S&P Dow Jones Indices LLC
S&P SmallCap High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap Quality ETF	S&P Dow Jones Indices LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
ESG S&P 500 Equal Weight ETF	$944
MSCI North America Climate ETF(a)	16,699
MSCI USA ETF	25,475
Russell 1000 Equal Weight ETF	31,704
S&P 500® Enhanced Value ETF	4,327
S&P 500® ex-Rate Sensitive Low Volatility ETF	1,902
S&P 500® High Beta ETF	53,824
S&P 500 High Dividend Growers ETF	4
S&P 500® High Dividend Low Volatility ETF	150,073
S&P 500® Low Volatility ETF	271,039
S&P 500 Minimum Variance ETF	272
S&P 500® Momentum ETF	193,392
S&P 500 QVM Multi-factor ETF	15,459
S&P MidCap 400 QVM Multi-factor ETF	18,650
S&P MidCap Low Volatility ETF	59,634
S&P SmallCap 600 QVM Multi-factor ETF	27,221

109

S&P SmallCap 600® GARP ETF	$512
S&P SmallCap High Dividend Low Volatility ETF	24,927
S&P SmallCap Low Volatility ETF	54,249
S&P SmallCap Quality ETF	54,714

(a)	For the period December 9, 2024 (commencement of investment operations) through August 31, 2025.
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
ESG S&P 500 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$25,683,373	$-	$-	$25,683,373
Money Market Funds	-	2,743,806	-	2,743,806
Total Investments	$25,683,373	$2,743,806	$-	$28,427,179
MSCI North America Climate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,676,380,690	$-	$-	$2,676,380,690
Money Market Funds	256,548	20,628,972	-	20,885,520
Total Investments	$2,676,637,238	$20,628,972	$-	$2,697,266,210
MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,440,338,337	$-	$-	$8,440,338,337
Money Market Funds	855,914	106,686,371	-	107,542,285
Total Investments	$8,441,194,251	$106,686,371	$-	$8,547,880,622
Russell 1000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$686,507,659	$-	$0	$686,507,659
Money Market Funds	-	78,766,652	-	78,766,652
Total Investments	$686,507,659	$78,766,652	$0	$765,274,311

110

	Level 1	Level 2	Level 3	Total
S&P 500® Enhanced Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$109,148,773	$-	$-	$109,148,773
Money Market Funds	-	4,114,814	-	4,114,814
Total Investments	$109,148,773	$4,114,814	$-	$113,263,587
S&P 500® ex-Rate Sensitive Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$37,163,123	$-	$-	$37,163,123
Money Market Funds	1,113	2,849,394	-	2,850,507
Total Investments	$37,164,236	$2,849,394	$-	$40,013,630
S&P 500® High Beta ETF
Investments in Securities
Common Stocks & Other Equity Interests	$426,561,695	$-	$-	$426,561,695
Money Market Funds	-	31,830,389	-	31,830,389
Total Investments	$426,561,695	$31,830,389	$-	$458,392,084
S&P 500 High Dividend Growers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,805,451	$-	$-	$7,805,451
Money Market Funds	-	211,446	-	211,446
Total Investments	$7,805,451	$211,446	$-	$8,016,897
S&P 500® High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,172,655,046	$-	$-	$3,172,655,046
Money Market Funds	-	120,285,685	-	120,285,685
Total Investments	$3,172,655,046	$120,285,685	$-	$3,292,940,731
S&P 500® Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,926,022,686	$-	$-	$7,926,022,686
Money Market Funds	-	309,316,608	-	309,316,608
Total Investments	$7,926,022,686	$309,316,608	$-	$8,235,339,294
S&P 500 Minimum Variance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,423,132	$-	$-	$3,423,132
Money Market Funds	48	87,529	-	87,577
Total Investments	$3,423,180	$87,529	$-	$3,510,709
S&P 500® Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$12,151,418,264	$-	$-	$12,151,418,264
Money Market Funds	12,323,939	143,259,242	-	155,583,181
Total Investments	$12,163,742,203	$143,259,242	$-	$12,307,001,445
S&P 500 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,377,500,652	$-	$-	$1,377,500,652
Money Market Funds	195,796	13,431,851	-	13,627,647
Total Investments	$1,377,696,448	$13,431,851	$-	$1,391,128,299
S&P MidCap 400 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$368,058,282	$-	$-	$368,058,282
Money Market Funds	-	48,499,525	-	48,499,525
Total Investments	$368,058,282	$48,499,525	$-	$416,557,807

111

	Level 1	Level 2	Level 3	Total
S&P MidCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$815,668,931	$-	$-	$815,668,931
Money Market Funds	536,778	103,970,071	-	104,506,849
Total Investments	$816,205,709	$103,970,071	$-	$920,175,780
S&P SmallCap 600 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$205,519,476	$-	$0	$205,519,476
Money Market Funds	114,199	21,160,956	-	21,275,155
Total Investments	$205,633,675	$21,160,956	$0	$226,794,631
S&P SmallCap 600® GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,707,640	$-	$-	$2,707,640
Money Market Funds	3,410	715,790	-	719,200
Total Investments	$2,711,050	$715,790	$-	$3,426,840
S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$76,359,272	$-	$-	$76,359,272
Money Market Funds	-	15,635,445	-	15,635,445
Total Investments	$76,359,272	$15,635,445	$-	$91,994,717
S&P SmallCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$261,709,906	$-	$-	$261,709,906
Money Market Funds	215,978	31,532,997	-	31,748,975
Total Investments	$261,925,884	$31,532,997	$-	$293,458,881
S&P SmallCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$288,450,581	$-	$-	$288,450,581
Money Market Funds	552,502	47,507,148	-	48,059,650
Total Investments	$289,003,083	$47,507,148	$-	$336,510,231
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
ESG S&P 500 Equal Weight ETF	$335,875	$175,106
MSCI North America Climate ETF	15,927,505	-
MSCI USA ETF	74,953,116	54,314,562
Russell 1000 Equal Weight ETF	11,115,984	11,297,572
S&P 500® Enhanced Value ETF	2,746,561	2,939,353
S&P 500® ex-Rate Sensitive Low Volatility ETF	858,486	1,012,244
S&P 500® High Beta ETF	2,341,323	5,679,266
S&P 500 High Dividend Growers ETF	162,887	72,511
S&P 500® High Dividend Low Volatility ETF	117,212,513	125,736,697
S&P 500® Low Volatility ETF	140,213,473	178,561,681
S&P 500 Minimum Variance ETF	79,155	238,019
S&P 500® Momentum ETF	36,810,081	4,816,948
S&P 500 QVM Multi-factor ETF	14,106,681	11,976,935
S&P MidCap 400 QVM Multi-factor ETF	4,686,705	3,760,526
S&P MidCap Low Volatility ETF	21,580,302	18,618,680
S&P SmallCap 600 QVM Multi-factor ETF	2,683,296	2,894,937
S&P SmallCap 600® GARP ETF	24,563	6,030

112

	2025	2024
	Ordinary Income*	Ordinary Income*
S&P SmallCap High Dividend Low Volatility ETF	$4,114,397	$1,977,924
S&P SmallCap Low Volatility ETF	7,244,901	7,875,630
S&P SmallCap Quality ETF	4,717,780	1,265,852

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation (Depreciation)- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
ESG S&P 500 Equal Weight ETF	$70,452	$2,462,530	$-	$(1,134,962)	$24,333,114	$25,731,134
MSCI North America Climate ETF	5,325,460	210,305,508	1,143	(6,635,500)	2,470,101,837	2,679,098,448
MSCI USA ETF	14,709,628	1,280,225,513	-	(85,714,689)	7,238,733,396	8,447,953,848
Russell 1000 Equal Weight ETF	2,152,913	92,748,130	-	(147,586,922)	739,851,569	687,165,690
S&P 500® Enhanced Value ETF	504,658	7,532,675	-	(20,049,232)	121,348,369	109,336,470
S&P 500® ex-Rate Sensitive Low Volatility ETF	-	3,030,389	(1)	(26,713,616)	60,898,511	37,215,283
S&P 500® High Beta ETF	450,290	(6,621,095)	-	(240,932,853)	673,844,973	426,741,315
S&P 500 High Dividend Growers ETF	-	685,609	-	(104,668)	7,234,536	7,815,477
S&P 500® High Dividend Low Volatility ETF	22,155,165	(35,360,105)	-	(934,500,740)	4,123,981,845	3,176,276,165
S&P 500® Low Volatility ETF	4,613,111	347,583,240	-	(2,818,736,867)	10,399,304,377	7,932,763,861
S&P 500 Minimum Variance ETF	9,121	207,195	-	(1,810,496)	5,021,514	3,427,334
S&P 500® Momentum ETF	12,775,580	1,558,634,504	-	(92,100,620)	10,690,216,822	12,169,526,286
S&P 500 QVM Multi-factor ETF	2,508,900	348,022,271	-	(77,904,556)	1,106,356,152	1,378,982,767
S&P MidCap 400 QVM Multi-factor ETF	622,776	75,235,437	-	(22,484,852)	314,836,066	368,209,427
S&P MidCap Low Volatility ETF	2,748,637	63,238,879	-	(687,628,771)	1,438,983,482	817,342,227
S&P SmallCap 600 QVM Multi-factor ETF	426,129	40,409,353	-	(16,582,806)	181,403,673	205,656,349
S&P SmallCap 600® GARP ETF	3,917	246,556	-	(305,809)	2,766,960	2,711,624
S&P SmallCap High Dividend Low Volatility ETF	-	(3,615,421)	-	(16,313,611)	96,506,272	76,577,240
S&P SmallCap Low Volatility ETF	923,009	2,430,781	-	(702,295,598)	961,232,920	262,291,112
S&P SmallCap Quality ETF	910,745	14,586,328	-	(33,830,060)	307,344,198	289,011,211
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
ESG S&P 500 Equal Weight ETF	$320,367	$814,595	$1,134,962
MSCI North America Climate ETF	6,635,500	-	6,635,500
MSCI USA ETF	10,489,065	75,225,624	85,714,689
Russell 1000 Equal Weight ETF	17,200,038	130,386,884	147,586,922
S&P 500® Enhanced Value ETF	9,844,194	10,205,038	20,049,232
S&P 500® ex-Rate Sensitive Low Volatility ETF	20,883,433	5,830,183	26,713,616
S&P 500® High Beta ETF	135,977,127	104,955,726	240,932,853
S&P 500 High Dividend Growers ETF	95,603	9,065	104,668
S&P 500® High Dividend Low Volatility ETF	390,919,471	543,581,269	934,500,740
S&P 500® Low Volatility ETF	2,161,953,688	656,783,179	2,818,736,867

113

	No expiration
	Short-Term	Long-Term	Total*
S&P 500 Minimum Variance ETF	$522,036	$1,288,460	$1,810,496
S&P 500® Momentum ETF	90,920,102	1,180,518	92,100,620
S&P 500 QVM Multi-factor ETF	34,079,094	43,825,462	77,904,556
S&P MidCap 400 QVM Multi-factor ETF	11,622,080	10,862,772	22,484,852
S&P MidCap Low Volatility ETF	431,202,728	256,426,043	687,628,771
S&P SmallCap 600 QVM Multi-factor ETF	8,575,837	8,006,969	16,582,806
S&P SmallCap 600® GARP ETF	254,642	51,167	305,809
S&P SmallCap High Dividend Low Volatility ETF	8,869,582	7,444,029	16,313,611
S&P SmallCap Low Volatility ETF	377,393,398	324,902,200	702,295,598
S&P SmallCap Quality ETF	27,187,617	6,642,443	33,830,060

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
ESG S&P 500 Equal Weight ETF	$8,400,421	$8,341,238
MSCI North America Climate ETF(a)	154,173,417	148,200,200
MSCI USA ETF	209,427,134	203,047,865
Russell 1000 Equal Weight ETF	199,783,371	198,345,327
S&P 500® Enhanced Value ETF	31,601,068	31,300,114
S&P 500® ex-Rate Sensitive Low Volatility ETF	29,878,362	29,921,378
S&P 500® High Beta ETF	314,597,499	314,100,561
S&P 500 High Dividend Growers ETF	1,875,495	1,687,428
S&P 500® High Dividend Low Volatility ETF	1,730,268,817	1,697,054,940
S&P 500® Low Volatility ETF	5,453,173,869	5,437,016,253
S&P 500 Minimum Variance ETF	2,790,148	2,643,547
S&P 500® Momentum ETF	2,686,760,286	2,655,279,778
S&P 500 QVM Multi-factor ETF	204,377,577	204,556,186
S&P MidCap 400 QVM Multi-factor ETF	116,067,782	115,431,540
S&P MidCap Low Volatility ETF	470,961,488	468,601,735
S&P SmallCap 600 QVM Multi-factor ETF	68,219,445	67,965,650
S&P SmallCap 600® GARP ETF	1,943,134	1,922,717
S&P SmallCap High Dividend Low Volatility ETF	52,096,148	51,857,634
S&P SmallCap Low Volatility ETF	218,872,654	215,119,804
S&P SmallCap Quality ETF	250,583,025	250,049,360

(a)	For the period December 9, 2024 (commencement of investment operations) through August 31, 2025.
For the fiscal year ended August 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
ESG S&P 500 Equal Weight ETF	$16,669,635	$5,292,440
MSCI North America Climate ETF(a)	4,643,908,209	2,060,470,685
MSCI USA ETF	3,887,237,979	1,656,202,186
Russell 1000 Equal Weight ETF	83,901,438	58,193,567
S&P 500® Enhanced Value ETF	50,279,785	56,543,305
S&P 500® ex-Rate Sensitive Low Volatility ETF	15,526,696	20,277,873
S&P 500® High Beta ETF	685,066,437	785,892,799
S&P 500 High Dividend Growers ETF	6,831,662	2,630,247
S&P 500® High Dividend Low Volatility ETF	1,343,836,437	1,910,905,951
S&P 500® Low Volatility ETF	4,660,093,553	4,462,391,720

114

	In-kind Purchases	In-kind Sales
S&P 500 Minimum Variance ETF	$1,876,936	$3,950,076
S&P 500® Momentum ETF	10,271,357,049	2,197,144,639
S&P 500 QVM Multi-factor ETF	441,909,512	256,677,752
S&P MidCap 400 QVM Multi-factor ETF	31,180,259	1,720,869
S&P MidCap Low Volatility ETF	310,996,881	391,215,439
S&P SmallCap 600 QVM Multi-factor ETF	23,810,460	21,763,779
S&P SmallCap 600® GARP ETF	1,555,701	1,020,980
S&P SmallCap High Dividend Low Volatility ETF	41,494,804	942,936
S&P SmallCap Low Volatility ETF	20,819,057	101,802,436
S&P SmallCap Quality ETF	218,990,706	237,179,185

(a)	For the period December 9, 2024 (commencement of investment operations) through August 31, 2025.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
ESG S&P 500 Equal Weight ETF	$3,602,223	$(1,139,693)	$2,462,530	$25,964,649
MSCI North America Climate ETF	265,157,445	(54,851,937)	210,305,508	2,486,960,702
MSCI USA ETF	1,553,888,064	(273,662,551)	1,280,225,513	7,267,655,109
Russell 1000 Equal Weight ETF	148,518,665	(55,770,535)	92,748,130	672,526,181
S&P 500® Enhanced Value ETF	13,738,167	(6,205,492)	7,532,675	105,730,912
S&P 500® ex-Rate Sensitive Low Volatility ETF	4,077,205	(1,046,816)	3,030,389	36,983,241
S&P 500® High Beta ETF	27,621,167	(34,242,262)	(6,621,095)	465,013,179
S&P 500 High Dividend Growers ETF	859,760	(174,151)	685,609	7,331,288
S&P 500® High Dividend Low Volatility ETF	195,611,604	(230,971,709)	(35,360,105)	3,328,300,836
S&P 500® Low Volatility ETF	576,665,838	(229,082,598)	347,583,240	7,887,756,054
S&P 500 Minimum Variance ETF	425,464	(218,269)	207,195	3,303,514
S&P 500® Momentum ETF	1,665,620,299	(106,985,795)	1,558,634,504	10,748,366,941
S&P 500 QVM Multi-factor ETF	375,840,315	(27,818,044)	348,022,271	1,043,106,028
S&P MidCap 400 QVM Multi-factor ETF	90,903,253	(15,667,816)	75,235,437	341,322,370
S&P MidCap Low Volatility ETF	90,283,403	(27,044,524)	63,238,879	856,936,901
S&P SmallCap 600 QVM Multi-factor ETF	53,402,397	(12,993,044)	40,409,353	186,385,278
S&P SmallCap 600® GARP ETF	380,383	(133,827)	246,556	3,180,284
S&P SmallCap High Dividend Low Volatility ETF	4,231,088	(7,846,509)	(3,615,421)	95,610,138
S&P SmallCap Low Volatility ETF	20,256,231	(17,825,450)	2,430,781	291,028,100
S&P SmallCap Quality ETF	32,439,612	(17,853,284)	14,586,328	321,923,903
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, taxable overdistributions and real estate investment trust distributions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
ESG S&P 500 Equal Weight ETF	$23	$(1,140,066)	$1,140,043
MSCI North America Climate ETF	64,757	116,679,052	(116,743,809)
MSCI USA ETF	11,598	(671,853,253)	671,841,655
Russell 1000 Equal Weight ETF	290	(14,945,652)	14,945,362
S&P 500® Enhanced Value ETF	-	(10,418,627)	10,418,627
S&P 500® ex-Rate Sensitive Low Volatility ETF	33,164	(3,290,862)	3,257,698

115

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
S&P 500® High Beta ETF	$-	$(57,653,931)	$57,653,931
S&P 500 High Dividend Growers ETF	3,708	(368,075)	364,367
S&P 500® High Dividend Low Volatility ETF	845,977	(261,455,397)	260,609,420
S&P 500® Low Volatility ETF	-	(627,151,498)	627,151,498
S&P 500 Minimum Variance ETF	-	(662,488)	662,488
S&P 500® Momentum ETF	-	(288,314,129)	288,314,129
S&P 500 QVM Multi-factor ETF	-	(90,323,359)	90,323,359
S&P MidCap 400 QVM Multi-factor ETF	-	(529,087)	529,087
S&P MidCap Low Volatility ETF	-	(76,350,060)	76,350,060
S&P SmallCap 600 QVM Multi-factor ETF	-	(8,683,007)	8,683,007
S&P SmallCap 600® GARP ETF	-	(205,337)	205,337
S&P SmallCap High Dividend Low Volatility ETF	1,013,559	(112,094)	(901,465)
S&P SmallCap Low Volatility ETF	-	(8,044,304)	8,044,304
S&P SmallCap Quality ETF	-	(13,413,361)	13,413,361
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

116

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of each of the twenty funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Invesco ESG S&P 500 Equal Weight ETF (1)
Invesco MSCI North America Climate ETF (2)
Invesco MSCI USA ETF (1)
Invesco Russell 1000 Equal Weight ETF (1)
Invesco S&P 500 Enhanced Value ETF (1)
Invesco S&P 500 ex-Rate Sensitive Low Volatility ETF (1)
Invesco S&P 500 High Beta ETF (1)
Invesco S&P 500 High Dividend Growers ETF (3)
Invesco S&P 500 High Dividend Low Volatility ETF (1)
Invesco S&P 500 Low Volatility ETF (1)
Invesco S&P 500 Minimum Variance ETF (1)
Invesco S&P 500 Momentum ETF (1)
Invesco S&P 500 QVM Multi-factor ETF (1)
Invesco S&P MidCap 400 QVM Multi-factor ETF (1)
Invesco S&P MidCap Low Volatility ETF (1)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (1)
Invesco S&P SmallCap 600 GARP ETF (4)
Invesco S&P SmallCap High Dividend Low Volatility ETF (1)
Invesco S&P SmallCap Low Volatility ETF (1)
Invesco S&P SmallCap Quality ETF (1)
(1) Statement of operations for the year ended August 31, 2025 and statement of changes in net assets for the years ended August 31, 2025 and 2024
(2) Statement of operations and statement of changes in net assets for the period December 9, 2024 (commencement of investment operations) through August 31, 2025
(3) Statement of operations for the year ended August 31, 2025 and statement of changes in net assets for the year ended August 31, 2025 and for the period December 4, 2023 (commencement of investment operations) through August 31, 2024
(4) Statement of operations for the year ended August 31, 2025 and statement of changes in net assets for the year ended August 31, 2025 and for the period March 25, 2024 (commencement of investment operations) through August 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

117

Report of Independent Registered Public Accounting Firm —(continued)
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

118

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco ESG S&P 500 Equal Weight ETF	7%	93%	87%	0%	0%
Invesco MSCI North America Climate ETF	0%	97%	86%	0%	0%
Invesco MSCI USA ETF	0%	95%	92%	0%	0%
Invesco Russell 1000 Equal Weight ETF	13%	87%	83%	0%	0%
Invesco S&P 500® Enhanced Value ETF	0%	99%	98%	0%	0%
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	4%	96%	91%	0%	0%
Invesco S&P 500® High Beta ETF	0%	100%	100%	0%	0%
Invesco S&P 500 High Dividend Growers ETF	6%	94%	87%	0%	0%
Invesco S&P 500® High Dividend Low Volatility ETF	15%	84%	79%	0%	0%
Invesco S&P 500® Low Volatility ETF	0%	100%	95%	0%	0%
Invesco S&P 500 Minimum Variance ETF	0%	99%	98%	0%	0%
Invesco S&P 500® Momentum ETF	0%	100%	100%	0%	0%
Invesco S&P 500 QVM Multi-factor ETF	0%	100%	99%	0%	0%
Invesco S&P MidCap 400 QVM Multi-factor ETF	15%	85%	83%	0%	0%
Invesco S&P MidCap Low Volatility ETF	31%	68%	68%	0%	0%
Invesco S&P SmallCap 600 QVM Multi-factor ETF	15%	81%	81%	0%	0%
Invesco S&P SmallCap 600® GARP ETF	0%	100%	100%	0%	0%
Invesco S&P SmallCap High Dividend Low Volatility ETF	24%	35%	31%	0%	0%
Invesco S&P SmallCap Low Volatility ETF	37%	55%	53%	0%	0%
Invesco S&P SmallCap Quality ETF	0%	99%	100%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

119

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG NASDAQ Next Gen 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI Green Building ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500® Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 24, 2025 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

120

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF and for Invesco Senior Loan ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Senior Loan ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
●
0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
●
0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
●
0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
●
0.10% of the Fund’s average daily net assets for Invesco MSCI Global Climate 500 ETF and Invesco S&P 500 Minimum Variance ETF;
●
0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

121

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
●
0.13% of the Fund’s average daily net assets for Invesco S&P 500® Enhanced Value ETF and Invesco S&P 500® Momentum ETF;
●
0.15% of the Fund’s average daily net assets for Invesco Equal Weight
0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;
●
0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
●
0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;
●
0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
●
0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;
●
0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;
●
0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;
●
0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
●
0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco S&P SmallCap 600 GARP ETF;
●
0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco Nasdaq Free Cash Flow Achievers ETF, Invesco S&P 500 High Dividend Growers ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;
●
0.43% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. ETF;
●
0.47% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco RAFI Emerging Markets ETF;
●
0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;
●
0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
●
0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;
●
0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
●
0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
●
0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
●
0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The

122

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X

123

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500® Enhanced Value ETF	X		X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Global Clean Energy ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained

124

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco S&P SmallCap 600 GARP ETF or Invesco MSCI Global Climate 500 ETF because those Funds had not completed a full year of operations as of December 31, 2024. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 24, 2025.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

125

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 13 and April 24, 2025 Board meetings, and Invesco Advisers, Inc., in connection with the April 24, 2025 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

126

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

127

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-HBLVA-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2025
KBWB	Invesco KBW Bank ETF
KBWD	Invesco KBW High Dividend Yield Financial ETF
KBWY	Invesco KBW Premium Yield Equity REIT ETF
KBWP	Invesco KBW Property & Casualty Insurance ETF
KBWR	Invesco KBW Regional Banking ETF

2

Invesco KBW Bank ETF (KBWB)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Asset Management & Custody Banks-11.66%
Bank of New York Mellon Corp. (The)	1,881,543	$198,690,941
Northern Trust Corp.	1,362,509	178,870,182
State Street Corp.(b)	1,731,781	199,102,862
		576,663,985
Consumer Finance-4.05%
Capital One Financial Corp.	881,348	200,259,893
Diversified Banks-43.35%
Bank of America Corp.	7,557,023	383,443,347
Citigroup, Inc.	2,213,455	213,753,349
Comerica, Inc.(b)	920,496	64,968,608
Fifth Third Bancorp	4,366,222	199,841,981
JPMorgan Chase & Co.	1,263,134	380,733,850
KeyCorp	7,674,599	148,580,237
PNC Financial Services Group, Inc. (The)	959,328	199,003,000
U.S. Bancorp	3,824,807	186,765,326
Wells Fargo & Co.	4,459,468	366,479,080
		2,143,568,778
Investment Banking & Brokerage-16.30%
Goldman Sachs Group, Inc. (The)	555,371	413,890,238
Morgan Stanley	2,604,597	391,939,756
		805,829,994
Regional Banks-24.38%
Citizens Financial Group, Inc.	3,037,385	158,794,488
East West Bancorp, Inc.(b)	965,531	101,515,929
First Horizon Corp.	3,551,163	80,256,284
Huntington Bancshares, Inc.	10,204,179	181,736,428
M&T Bank Corp.	912,942	184,103,884
Regions Financial Corp.	6,297,102	172,477,624
Truist Financial Corp.	4,221,286	197,640,610
	Shares	Value
Regional Banks-(continued)
Western Alliance Bancorporation(b)	773,066	$69,228,060
Zions Bancorporation N.A.	1,033,305	59,942,023
		1,205,695,330
Total Common Stocks & Other Equity Interests (Cost $4,460,989,422)		4,932,017,980
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(c)(d) (Cost $4,927,604)	4,927,604	4,927,604
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $4,465,917,026)		4,936,945,584
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.23%
Invesco Private Government Fund, 4.28%(c)(d)(e)	3,121,444	3,121,444
Invesco Private Prime Fund, 4.46%(c)(d)(e)	8,106,358	8,108,790
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,229,558)		11,230,234
TOTAL INVESTMENTS IN SECURITIES-100.07% (Cost $4,477,146,584)		4,948,175,818
OTHER ASSETS LESS LIABILITIES-(0.07)%		(3,499,072)
NET ASSETS-100.00%		$4,944,676,746

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$127,662,537	$(122,734,933)	$-	$-	$4,927,604	$138,017
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco KBW Bank ETF (KBWB)—(continued)
August 31, 2025
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,559,871	$185,300,854	$(186,739,281)	$-	$-	$3,121,444	$230,612 *
Invesco Private Prime Fund	11,971,364	472,721,297	(476,583,279)	(323)	(269)	8,108,790	631,799 *
Total	$16,531,235	$785,684,688	$(786,057,493)	$(323)	$(269)	$16,157,838	$1,000,428

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
CME E Mini Financial Select Sector Futures	59	September-2025	$9,817,010	$475,141	$475,141

(a)	Futures contracts collateralized by $2,261,984 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco KBW High Dividend Yield Financial ETF (KBWD)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-67.02%
Asset Management & Custody Banks-7.09%
AllianceBernstein Holding L.P.	179,741	$7,114,149
Artisan Partners Asset Management, Inc., Class A	149,238	6,982,846
Carlyle Secured Lending, Inc., BDC	727,585	10,178,914
Franklin Resources, Inc.	244,676	6,278,386
		30,554,295
Consumer Finance-1.99%
OneMain Holdings, Inc.	138,501	8,567,672
Life & Health Insurance-2.60%
Lincoln National Corp.	146,268	6,279,285
Prudential Financial, Inc.	44,970	4,931,410
		11,210,695
Mortgage REITs-43.54%
Adamas Trust, Inc.	1,688,385	12,190,140
AGNC Investment Corp.	1,613,634	15,749,068
Annaly Capital Management, Inc.	699,923	14,831,368
Arbor Realty Trust, Inc.(b)	1,169,498	13,963,806
ARMOUR Residential REIT, Inc.(b)	984,031	15,065,515
Dynex Capital, Inc.(b)	1,257,714	15,872,351
Ellington Financial, Inc.	884,100	12,059,124
Invesco Mortgage Capital, Inc.(b)(c)	2,233,814	17,468,425
MFA Financial, Inc.	1,493,590	15,234,618
Orchid Island Capital, Inc.(b)	2,767,881	19,541,240
PennyMac Mortgage Investment Trust	948,827	11,680,060
Ready Capital Corp.(b)	2,248,810	9,579,931
Two Harbors Investment Corp.	1,438,773	14,387,730
		187,623,376
Regional Banks-9.83%
Capitol Federal Financial, Inc.	943,121	6,111,424
First Interstate BancSystem, Inc., Class A	228,110	7,463,759
Flushing Financial Corp.	544,617	7,493,930
Kearny Financial Corp.	1,086,522	7,334,023
Northwest Bancshares, Inc.	475,069	6,009,623
Washington Trust Bancorp, Inc.	262,802	7,970,785
		42,383,544
Transaction & Payment Processing Services-1.97%
Western Union Co. (The)	976,828	8,469,099
Total Common Stocks & Other Equity Interests (Cost $298,684,623)		288,808,681
	Shares	Value

Closed-End Funds-32.55%
Barings BDC, Inc.	1,078,512	$10,677,269
BlackRock TCP Capital Corp., BDC(b)	1,464,039	10,555,721
CION Investment Corp., BDC	1,380,687	14,911,419
Fidus Investment Corp., BDC	459,928	9,902,250
FS KKR Capital Corp., BDC	558,582	10,188,536
Goldman Sachs BDC, Inc., BDC	894,412	10,232,073
Main Street Capital Corp.(b)	85,218	5,649,101
MidCap Financial Investment Corp., BDC	792,463	10,476,361
New Mountain Finance Corp., BDC	990,865	10,562,621
Oaktree Specialty Lending Corp.	668,661	9,361,254
PennantPark Floating Rate Capital Ltd., BDC	1,035,706	10,636,701
PennantPark Investment Corp., BDC(b)	1,836,639	13,168,702
Trinity Capital, Inc., BDC	861,622	13,958,276
		140,280,284
Total Closed-End Funds (Cost $137,910,449)		140,280,284
Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(c)(d) (Cost $719,607)	719,607	719,607
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $437,314,679)		429,808,572
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.26%
Invesco Private Government Fund, 4.28%(c)(d)(e)	19,473,609	19,473,609
Invesco Private Prime Fund, 4.46%(c)(d)(e)	50,570,710	50,585,881
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $70,059,291)		70,059,490
TOTAL INVESTMENTS IN SECURITIES-115.99% (Cost $507,373,970)		499,868,062
OTHER ASSETS LESS LIABILITIES-(15.99)%		(68,926,063)
NET ASSETS-100.00%		$430,941,999

Investment Abbreviations:
BDC	-Business Development Company
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco KBW High Dividend Yield Financial ETF (KBWD)—(continued)
August 31, 2025

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Invesco Mortgage Capital, Inc.	$-	$21,280,853	$(2,600,036)	$(1,120,916)	$(91,476)	$17,468,425	$2,394,051
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	127,294	31,431,517	(30,839,204)	-	-	719,607	29,958
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,629,495	246,612,020	(249,767,906)	-	-	19,473,609	1,148,983 *
Invesco Private Prime Fund	73,980,800	522,486,345	(545,866,538)	(6,870)	(7,856)	50,585,881	3,085,150 *
Total	$96,737,589	$821,810,735	$(829,073,684)	$(1,127,786)	$(99,332)	$88,247,522	$6,658,142

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco KBW Premium Yield Equity REIT ETF (KBWY)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Diversified REITs-18.42%
Armada Hoffler Properties, Inc.	1,261,097	$9,180,786
Broadstone Net Lease, Inc.	499,888	9,292,918
CTO Realty Growth, Inc.	488,579	8,442,645
Gladstone Commercial Corp.	635,489	8,547,327
Global Net Lease, Inc.(b)	1,370,483	10,785,701
		46,249,377
Health Care REITs-20.50%
Community Healthcare Trust, Inc.	764,748	11,784,767
Global Medical REIT, Inc.(b)	1,496,793	11,225,947
Healthcare Realty Trust, Inc.(b)	643,244	11,179,581
Omega Healthcare Investors, Inc.	213,553	9,090,951
Sabra Health Care REIT, Inc.	428,282	8,184,469
		51,465,715
Hotel & Resort REITs-12.56%
Apple Hospitality REIT, Inc.	779,331	10,178,063
Park Hotels & Resorts, Inc.(b)	1,011,801	11,898,780
RLJ Lodging Trust(b)	1,228,052	9,456,000
		31,532,843
Industrial REITs-9.00%
Innovative Industrial Properties, Inc.(b)	270,611	15,332,819
LXP Industrial Trust(b)	799,894	7,263,038
		22,595,857
Multi-Family Residential REITs-2.64%
NexPoint Residential Trust, Inc.	192,508	6,643,451
Office REITs-20.07%
Brandywine Realty Trust(b)	3,640,548	15,508,735
Easterly Government Properties, Inc.(b)	415,825	9,518,234
Highwoods Properties, Inc.	247,214	7,794,657
Kilroy Realty Corp.(b)	227,247	9,451,203
Peakstone Realty Trust(b)	639,399	8,133,155
		50,405,984
	Shares	Value
Other Specialized REITs-11.34%
EPR Properties	124,496	$6,753,908
Four Corners Property Trust, Inc.(b)	203,184	5,260,434
Gaming and Leisure Properties, Inc.	155,978	7,488,504
Outfront Media, Inc.	479,661	8,960,067
		28,462,913
Retail REITs-2.73%
Getty Realty Corp.(b)	239,481	6,846,762
Self-Storage REITs-2.70%
National Storage Affiliates Trust(b)	210,137	6,772,716
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $248,946,792)		250,975,618
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.15%
Invesco Private Government Fund, 4.28%(c)(d)(e)	15,446,294	15,446,294
Invesco Private Prime Fund, 4.46%(c)(d)(e)	40,151,576	40,163,621
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,606,782)		55,609,915
TOTAL INVESTMENTS IN SECURITIES-122.11% (Cost $304,553,574)		306,585,533
OTHER ASSETS LESS LIABILITIES-(22.11)%		(55,503,976)
NET ASSETS-100.00%		$251,081,557

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,689	$21,566,475	$(21,569,164)	$-	$-	$-	$17,793
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco KBW Premium Yield Equity REIT ETF (KBWY)—(continued)
August 31, 2025
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$16,064,934	$169,954,340	$(170,572,980)	$-	$-	$15,446,294	$534,848 *
Invesco Private Prime Fund	41,022,853	347,338,447	(348,196,950)	2,779	(3,508)	40,163,621	1,446,195 *
Total	$57,090,476	$538,859,262	$(540,339,094)	$2,779	$(3,508)	$55,609,915	$1,998,836

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco KBW Property & Casualty Insurance ETF (KBWP)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Multi-line Insurance-9.60%
American International Group, Inc.	464,328	$37,759,153
Horace Mann Educators Corp.(b)	172,692	7,940,378
		45,699,531
Property & Casualty Insurance-80.25%
Allstate Corp. (The)	187,259	38,097,844
American Financial Group, Inc.	158,501	21,533,946
Arch Capital Group Ltd.	206,765	18,925,200
Assurant, Inc.	96,809	20,872,989
AXIS Capital Holdings Ltd.(b)	189,309	18,662,081
Chubb Ltd.	132,241	36,375,532
Cincinnati Financial Corp.	130,295	20,013,312
Hanover Insurance Group, Inc. (The)(b)	111,661	19,370,950
Hartford Insurance Group, Inc. (The)	151,344	20,024,325
James River Group Holdings Ltd.	194,353	1,092,264
Kemper Corp.	271,020	14,540,223
Mercury General Corp.	234,573	18,139,530
ProAssurance Corp.(c)	216,277	5,149,555
Progressive Corp. (The)	137,930	34,076,986
RLI Corp.	255,633	17,314,023
Selective Insurance Group, Inc.	223,249	17,464,769
Travelers Cos., Inc. (The)	142,544	38,702,121
Universal Insurance Holdings, Inc.	119,192	2,907,093
W.R. Berkley Corp.(b)	263,095	18,861,281
		382,124,024
Reinsurance-10.02%
Everest Group Ltd.	56,603	19,351,434
RenaissanceRe Holdings Ltd. (Bermuda)	78,784	19,143,724
SiriusPoint Ltd. (Sweden)(c)	493,743	9,242,869
		47,738,027
Total Common Stocks & Other Equity Interests (Cost $454,515,276)		475,561,582
	Shares	Value
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $331,630)	331,630	$331,630
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $454,846,906)		475,893,212
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.72%
Invesco Private Government Fund, 4.28%(d)(e)(f)	946,541	946,541
Invesco Private Prime Fund, 4.46%(d)(e)(f)	2,463,393	2,464,132
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,410,618)		3,410,673
TOTAL INVESTMENTS IN SECURITIES-100.66% (Cost $458,257,524)		479,303,885
OTHER ASSETS LESS LIABILITIES-(0.66)%		(3,148,344)
NET ASSETS-100.00%		$476,155,541

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$175,420	$7,357,697	$(7,201,487)	$-	$-	$331,630	$7,919
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco KBW Property & Casualty Insurance ETF (KBWP)—(continued)
August 31, 2025
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$156,972	$36,719,598	$(35,930,029)	$-	$-	$946,541	$39,825 *
Invesco Private Prime Fund	409,185	93,435,512	(91,380,104)	31	(492)	2,464,132	107,309 *
Total	$741,577	$137,512,807	$(134,511,620)	$31	$(492)	$3,742,303	$155,053

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco KBW Regional Banking ETF (KBWR)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Regional Banks-99.92%
Ameris Bancorp	15,703	$1,150,716
Associated Banc-Corp	41,661	1,123,597
Atlantic Union Bankshares Corp., Class B(b)	32,155	1,148,898
Banc of California, Inc.	46,147	780,807
Bank of Hawaii Corp.	12,462	848,911
Bank OZK	21,775	1,142,534
BankUnited, Inc.	23,588	924,414
BOK Financial Corp.(b)	10,223	1,138,944
Cadence Bank	31,858	1,199,135
Cathay General Bancorp	21,988	1,097,421
Columbia Banking System, Inc.	41,287	1,105,253
Commerce Bancshares, Inc.	29,175	1,807,100
Community Financial System, Inc.(b)	16,575	992,677
Cullen/Frost Bankers, Inc.	14,057	1,813,775
CVB Financial Corp.(b)	43,219	869,999
Eastern Bankshares, Inc.	64,352	1,101,063
F.N.B. Corp.	69,595	1,161,541
First Bancorp	48,313	1,073,998
First Commonwealth Financial Corp.(b)	32,911	584,170
First Financial Bancorp	30,025	795,062
First Financial Bankshares, Inc.	27,376	1,017,566
First Hawaiian, Inc.	39,429	1,023,183
First Interstate BancSystem, Inc., Class A	32,895	1,076,324
Flagstar Financial, Inc.	83,792	1,074,213
Fulton Financial Corp.(b)	55,959	1,100,154
Glacier Bancorp, Inc.(b)	23,277	1,144,065
Hancock Whitney Corp.	17,657	1,110,978
Home BancShares, Inc.	34,121	1,015,441
Hope Bancorp, Inc.	40,148	446,847
Independent Bank Corp.(b)	15,655	1,119,489
Old National Bancorp	46,275	1,059,235
Pinnacle Financial Partners, Inc.	16,958	1,648,657
Popular, Inc.	9,324	1,171,467
Prosperity Bancshares, Inc.(b)	13,859	958,073
Provident Financial Services, Inc.	40,978	813,004
Simmons First National Corp., Class A(b)	45,376	942,913
SouthState Corp.	21,988	2,244,095
Synovus Financial Corp.	20,182	1,041,593
Texas Capital Bancshares, Inc.(c)	13,465	1,165,665
	Shares	Value
Regional Banks-(continued)
Trustmark Corp.	18,967	$763,801
UMB Financial Corp.	9,361	1,141,106
United Bankshares, Inc.	26,710	1,024,061
United Community Banks, Inc.	33,587	1,121,806
Valley National Bancorp	109,941	1,149,983
WaFd, Inc.	25,140	790,653
Webster Financial Corp.	36,785	2,288,763
Wintrust Financial Corp.	8,084	1,109,852
WSFS Financial Corp.	17,807	1,037,970
		53,460,972
Total Common Stocks & Other Equity Interests (Cost $51,637,084)		53,460,972
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $29,546)	29,546	29,546
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $51,666,630)		53,490,518
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.21%
Invesco Private Government Fund, 4.28%(d)(e)(f)	1,664,981	1,664,981
Invesco Private Prime Fund, 4.46%(d)(e)(f)	4,332,503	4,333,803
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,998,695)		5,998,784
TOTAL INVESTMENTS IN SECURITIES-111.19% (Cost $57,665,325)		59,489,302
OTHER ASSETS LESS LIABILITIES-(11.19)%		(5,988,129)
NET ASSETS-100.00%		$53,501,173

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco KBW Regional Banking ETF (KBWR)—(continued)
August 31, 2025

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,846	$1,587,850	$(1,581,150)	$-	$-	$29,546	$2,381
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,027,084	48,995,963	(48,358,066)	-	-	1,664,981	125,621 *
Invesco Private Prime Fund	2,920,566	99,979,446	(98,565,578)	(12)	(619)	4,333,803	335,204 *
Total	$3,970,496	$150,563,259	$(148,504,794)	$(12)	$(619)	$6,028,330	$463,206

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Assets and Liabilities
August 31, 2025

	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)	Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)	Invesco KBW Regional Banking ETF (KBWR)
Assets:
Unaffiliated investments in securities, at value(a)	$4,932,017,980	$411,620,540	$250,975,618	$475,561,582	$53,460,972
Affiliated investments in securities, at value	16,157,838	88,247,522	55,609,915	3,742,303	6,028,330
Cash	3,613	-	-	-	-
Deposits with brokers:
Cash collateral-futures contracts	2,261,984	-	-	-	-
Receivable for:
Dividends	6,876,913	1,200,044	223,304	401,491	69,886
Securities lending	534	58,303	4,702	352	601
Investments sold	32,069,085	-	-	-	1,029,095
Investments sold - affiliated broker	2,769,465	-	-	-	-
Fund shares sold	25,620,553	-	-	-	-
Total assets	5,017,777,965	501,126,409	306,813,539	479,705,728	60,588,884
Liabilities:
Due to custodian	-	410	54,072	-	-
Payable for:
Investments purchased	25,548,358	-	-	-	22,200
Investments purchased - affiliated broker	-	-	-	-	1,051,607
Collateral upon return of securities loaned	11,229,558	70,059,291	55,606,782	3,410,618	5,998,695
Fund shares repurchased	34,937,118	-	-	-	-
Accrued unitary management fees	1,386,185	124,709	71,128	139,569	15,209
Total liabilities	73,101,219	70,184,410	55,731,982	3,550,187	7,087,711
Net Assets	$4,944,676,746	$430,941,999	$251,081,557	$476,155,541	$53,501,173
Net assets consist of:
Shares of beneficial interest	$4,894,183,532	$676,554,093	$485,972,137	$468,347,266	$68,787,164
Distributable earnings (loss)	50,493,214	(245,612,094)	(234,890,580)	7,808,275	(15,285,991)
Net Assets	$4,944,676,746	$430,941,999	$251,081,557	$476,155,541	$53,501,173
Shares outstanding (unlimited amount authorized, $0.01 par value)	63,690,000	30,240,000	15,370,000	3,920,000	850,000
Net asset value	$77.64	$14.25	$16.34	$121.47	$62.94
Market price	$77.69	$14.26	$16.34	$121.50	$62.83
Unaffiliated investments in securities, at cost	$4,460,989,422	$418,005,731	$248,946,792	$454,515,276	$51,637,084
Affiliated investments in securities, at cost	$16,157,162	$89,368,239	$55,606,782	$3,742,248	$6,028,241
(a)Includes securities on loan with an aggregate value of:	$11,005,196	$68,574,909	$54,302,451	$3,355,585	$5,864,938
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Operations
For the year ended August 31, 2025

	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)	Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)	Invesco KBW Regional Banking ETF (KBWR)
Investment income:
Unaffiliated interest income	$20,999	$-	$-	$-	$-
Unaffiliated dividend income	95,543,173	39,933,964	10,263,091	9,590,571	1,578,527
Affiliated dividend income	138,017	2,424,009	17,793	7,919	2,381
Securities lending income, net	21,171	1,016,978	50,717	3,701	11,959
Foreign withholding tax	-	-	-	-	(10,538)
Total investment income	95,723,360	43,374,951	10,331,601	9,602,191	1,582,329
Expenses:
Unitary management fees	11,539,092	1,414,689	804,535	1,556,371	184,121
Less: Waivers	(3,190)	(639)	(386)	(174)	(50)
Net expenses	11,535,902	1,414,050	804,149	1,556,197	184,071
Net investment income	84,187,458	41,960,901	9,527,452	8,045,994	1,398,258
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(31,442,671)	(20,621,449)	(20,140,047)	(1,398,422)	(2,282,984)
Affiliated investment securities	(269)	(89,899)	(3,508)	(492)	(619)
Unaffiliated in-kind redemptions	437,917,419	1,941,146	7,077,040	49,997,130	1,296,686
Affiliated in-kind redemptions	-	(9,433)	-	-	-
Futures contracts	612,964	-	-	-	-
Net realized gain (loss)	407,087,443	(18,779,635)	(13,066,515)	48,598,216	(986,917)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	453,530,196	(5,386,516)	(27,548,943)	(30,265,866)	4,598,245
Affiliated investment securities	(323)	(1,127,786)	2,779	31	(12)
Futures contracts	475,141	-	-	-	-
Change in net unrealized appreciation (depreciation)	454,005,014	(6,514,302)	(27,546,164)	(30,265,835)	4,598,233
Net realized and unrealized gain (loss)	861,092,457	(25,293,937)	(40,612,679)	18,332,381	3,611,316
Net increase (decrease) in net assets resulting from operations	$945,279,915	$16,666,964	$(31,085,227)	$26,378,375	$5,009,574
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

15

Statements of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco KBW Bank ETF (KBWB)		Invesco KBW High Dividend Yield Financial ETF (KBWD)
	2025	2024	2025	2024
Operations:
Net investment income	$84,187,458	$48,493,675	$41,960,901	$42,416,928
Net realized gain (loss)	407,087,443	9,692,978	(18,779,635)	(11,725,713)
Change in net unrealized appreciation (depreciation)	454,005,014	478,843,471	(6,514,302)	(76,582)
Net increase (decrease) in net assets resulting from operations	945,279,915	537,030,124	16,666,964	30,614,633
Distributions to Shareholders from:
Distributable earnings	(76,080,702)	(53,070,953)	(49,072,092)	(43,957,579)
Shareholder Transactions:
Proceeds from shares sold	5,237,308,355	1,590,982,017	90,931,177	34,062,544
Value of shares repurchased	(2,907,722,797)	(2,088,376,676)	(22,989,597)	(8,019,762)
Net increase (decrease) in net assets resulting from share transactions	2,329,585,558	(497,394,659)	67,941,580	26,042,782
Net increase (decrease) in net assets	3,198,784,771	(13,435,488)	35,536,452	12,699,836
Net assets:
Beginning of period	1,745,891,975	1,759,327,463	395,405,547	382,705,711
End of period	$4,944,676,746	$1,745,891,975	$430,941,999	$395,405,547
Changes in Shares Outstanding:
Shares sold	78,020,000	31,760,000	6,260,000	2,240,000
Shares repurchased	(43,610,000)	(44,390,000)	(1,640,000)	(550,000)
Shares outstanding, beginning of period	29,280,000	41,910,000	25,620,000	23,930,000
Shares outstanding, end of period	63,690,000	29,280,000	30,240,000	25,620,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco KBW Premium Yield Equity REIT ETF (KBWY)		Invesco KBW Property & Casualty Insurance ETF (KBWP)		Invesco KBW Regional Banking ETF (KBWR)
2025	2024	2025	2024	2025	2024

$9,527,452	$6,703,397	$8,045,994	$3,608,714	$1,398,258	$1,729,614
(13,066,515)	(34,112,615)	48,598,216	7,861,835	(986,917)	(2,988,074)
(27,546,164)	56,653,526	(30,265,835)	66,619,068	4,598,233	14,049,690
(31,085,227)	29,244,308	26,378,375	78,089,617	5,009,574	12,791,230

(20,076,935)	(17,743,599)	(7,891,460)	(3,541,507)	(1,428,922)	(1,857,864)

95,106,357	29,653,258	372,040,166	175,118,510	9,354,574	9,826,703
(27,383,629)	(33,930,268)	(250,517,607)	(62,487,194)	(14,016,055)	(25,191,945)
67,722,728	(4,277,010)	121,522,559	112,631,316	(4,661,481)	(15,365,242)
16,560,566	7,223,699	140,009,474	187,179,426	(1,080,829)	(4,431,876)

234,520,991	227,297,292	336,146,067	148,966,641	54,582,002	59,013,878
$251,081,557	$234,520,991	$476,155,541	$336,146,067	$53,501,173	$54,582,002

5,290,000	1,550,000	3,190,000	1,740,000	150,000	190,000
(1,410,000)	(1,930,000)	(2,180,000)	(630,000)	(240,000)	(510,000)
11,490,000	11,870,000	2,910,000	1,800,000	940,000	1,260,000
15,370,000	11,490,000	3,920,000	2,910,000	850,000	940,000

17

Financial Highlights
Invesco KBW Bank ETF (KBWB)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$59.63	$41.98	$54.43	$66.21	$39.58
Net investment income(a)	1.70	1.56	1.64	1.49	1.31
Net realized and unrealized gain (loss) on investments	17.92	17.71	(12.52)	(11.66)	26.56
Total from investment operations	19.62	19.27	(10.88)	(10.17)	27.87
Distributions to shareholders from:
Net investment income	(1.61)	(1.62)	(1.57)	(1.61)	(1.24)
Net asset value at end of period	$77.64	$59.63	$41.98	$54.43	$66.21
Market price at end of period(b)	$77.69	$59.62	$41.99	$54.52	$66.11
Net Asset Value Total Return(c)	33.50%	46.89%	(20.21)%	(15.59)%	71.42%
Market Price Total Return(c)	33.61%	46.83%	(20.32)%	(15.33)%	70.75%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,944,677	$1,745,892	$1,759,327	$1,969,201	$2,978,303
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.55%	3.21%	3.39%	2.30%	2.25%
Portfolio turnover rate(d)	10%	11%	35%	23%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco KBW High Dividend Yield Financial ETF (KBWD)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$15.43	$15.99	$17.20	$20.68	$13.75
Net investment income(a)	1.50	1.74	1.55	1.25	1.19
Net realized and unrealized gain (loss) on investments	(0.93)	(0.50)	(0.95)	(3.08)	7.14
Total from investment operations	0.57	1.24	0.60	(1.83)	8.33
Distributions to shareholders from:
Net investment income	(1.75)	(1.80)	(1.81)	(1.65)	(1.40)
Net asset value at end of period	$14.25	$15.43	$15.99	$17.20	$20.68
Market price at end of period(b)	$14.26	$15.44	$15.99	$17.21	$20.69
Net Asset Value Total Return(c)	4.26%	8.68%	4.56%	(9.15)%	62.77%
Market Price Total Return(c)	4.25%	8.75%	4.49%	(9.15)%	62.61%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$430,942	$395,406	$382,706	$422,852	$465,497
Ratio to average net assets of:
Expenses(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	10.38%	11.49%	10.03%	6.54%	6.55%
Portfolio turnover rate(e)	60%	71%	68%	76%	59%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Financial Highlights—(continued)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$20.41	$19.15	$22.07	$23.91	$18.71
Net investment income(a)	0.72	0.59	0.70	0.74	0.69
Net realized and unrealized gain (loss) on investments	(3.27)	2.24	(2.04)	(1.23)	5.94
Total from investment operations	(2.55)	2.83	(1.34)	(0.49)	6.63
Distributions to shareholders from:
Net investment income	(1.52)	(1.57)	(1.58)	(1.35)	(1.43)
Net asset value at end of period	$16.34	$20.41	$19.15	$22.07	$23.91
Market price at end of period(b)	$16.34	$20.41	$19.14	$22.09	$23.89
Net Asset Value Total Return(c)	(12.59)%	16.18%	(5.72)%	(2.23)%	36.86%
Market Price Total Return(c)	(12.59)%	16.24%	(5.85)%	(2.06)%	36.52%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$251,082	$234,521	$227,297	$288,420	$350,063
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	4.14%	3.24%	3.61%	3.09%	3.16%
Portfolio turnover rate(d)	77%	86%	73%	77%	72%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco KBW Property & Casualty Insurance ETF (KBWP)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$115.51	$82.76	$76.55	$80.54	$60.03
Net investment income(a)	2.15	1.48	1.64	1.68	1.94 (b)
Net realized and unrealized gain (loss) on investments	5.96	32.82	6.10	(3.26)	20.09
Total from investment operations	8.11	34.30	7.74	(1.58)	22.03
Distributions to shareholders from:
Net investment income	(2.15)	(1.55)	(1.53)	(2.41)	(1.52)
Net asset value at end of period	$121.47	$115.51	$82.76	$76.55	$80.54
Market price at end of period(c)	$121.50	$115.44	$82.76	$76.65	$80.48
Net Asset Value Total Return(d)	7.08%	41.85%	10.15%	(1.98)%	37.10%
Market Price Total Return(d)	7.19%	41.76%	10.00%	(1.79)%	36.78%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$476,156	$336,146	$148,967	$206,689	$88,593
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.81%	1.49%	1.96%	2.11%	2.82%(b)
Portfolio turnover rate(e)	10%	14%	12%	8%	16%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.54 and 2.23%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Financial Highlights—(continued)
Invesco KBW Regional Banking ETF (KBWR)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$58.07	$46.84	$57.90	$59.78	$35.41
Net investment income(a)	1.57	1.54	1.58	1.38	1.32
Net realized and unrealized gain (loss) on investments	4.90	11.31	(11.12)	(1.87)	24.29
Total from investment operations	6.47	12.85	(9.54)	(0.49)	25.61
Distributions to shareholders from:
Net investment income	(1.60)	(1.62)	(1.52)	(1.39)	(1.24)
Net asset value at end of period	$62.94	$58.07	$46.84	$57.90	$59.78
Market price at end of period(b)	$62.83	$58.13	$46.80	$57.95	$59.66
Net Asset Value Total Return(c)	11.43%	28.18%	(16.65)%	(0.79)%	73.45%
Market Price Total Return(c)	11.12%	28.42%	(16.79)%	(0.49)%	72.96%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$53,501	$54,582	$59,014	$75,268	$73,528
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.66%	3.12%	3.02%	2.28%	2.41%
Portfolio turnover rate(d)	16%	17%	19%	27%	20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2025
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco KBW Bank ETF (KBWB)	"KBW Bank ETF"
Invesco KBW High Dividend Yield Financial ETF (KBWD)	"KBW High Dividend Yield Financial ETF"
Invesco KBW Premium Yield Equity REIT ETF (KBWY)	"KBW Premium Yield Equity REIT ETF"
Invesco KBW Property & Casualty Insurance ETF (KBWP)	"KBW Property & Casualty Insurance ETF"
Invesco KBW Regional Banking ETF (KBWR)	"KBW Regional Banking ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
KBW Bank ETF	KBW Nasdaq BankTM Index
KBW High Dividend Yield Financial ETF	KBW Nasdaq Financial Sector Dividend YieldTM Index
KBW Premium Yield Equity REIT ETF	KBW Nasdaq Premium Yield Equity REITTM Index
KBW Property & Casualty Insurance ETF	KBW Nasdaq Property & CasualtyTM Index
KBW Regional Banking ETF	KBW Nasdaq Regional BankingTM Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related

21

to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

22

B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except for KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

23

F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends

24

received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
KBW Bank ETF	$1,436
KBW High Dividend Yield Financial ETF	96,288
KBW Premium Yield Equity REIT ETF	2,454
KBW Property & Casualty Insurance ETF	355
KBW Regional Banking ETF	1,174

K.
Futures Contracts - The Funds may enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.
A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. The Fund may utilize excess cash or otherwise transfer cash to the broker to satisfy variation margin requirements. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or

25

could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Investments in Business Development Companies (“BDCs”) Risk. Certain Funds invest in BDCs. There are certain risks inherent in investing in BDCs, whose principal business is to invest in, and lend capital or provide services to, privately held companies. BDCs generally invest in less mature private companies, which involve greater risk than well-established publicly traded companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. In addition, investments made by BDCs generally are subject to legal and other restrictions on resale and otherwise are less liquid than publicly traded securities. With respect to a BDC’s investment in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Investment advisers to BDCs may be entitled to compensation based on the BDC’s performance, which may result in riskier or more speculative investments in an effort to maximize incentive compensation and higher fees. In addition, to the extent that a Fund invests a portion of its assets in BDCs, a shareholder in the Fund not only will bear his or her proportionate share of the expenses of the Fund, but also will bear indirectly the expenses of the BDCs.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
High Dividend Paying Securities Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which a Fund invests and the capital resources available for such companies’ dividend payments may adversely affect a Fund. In addition, the value of dividend-paying stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index.

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Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because KBW Bank ETF and KBW Property & Casualty Insurance ETF are non-diversified and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Regional, Small and Medium Bank Risk. Investing in securities of small and medium banks involves greater risk than customarily is associated with investing in larger, more established banks. Small and medium banks’ securities may be more volatile and less liquid than those of more established banks. These securities may have returns that vary, sometimes significantly, from the overall securities market. These banks also may be subject to extensive federal and state regulations and to severe price competition. Credit losses resulting from financial difficulties of borrowers can negatively impact these banks. The regional banking industry in which small and medium banks typically compete is highly competitive and failure to maintain or increase market share may result in the loss of market value. The marketing and expansion strategies of many regional banks may place a significant strain on their risk management, financial controls, operations systems, personnel and other resources. There can be no assurance that these banks will complete the necessary improvements to their systems, procedures and controls necessary to support their future operations or rapid growth. The performance of small and medium banks may be impacted by a number of factors, such as adverse economic or regulatory occurrences affecting small and medium banks, economic conditions of the region or depositor base that the bank serves, negative public perception and decreased liquidity in credit markets. To the extent that certain regulatory requirements are relaxed for small and medium banks, such banks could increase their overall risk profile, which may also result in greater overall risk in the banking industry and the financials sector in general.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election

27

of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
KBW Bank ETF	0.35%
KBW High Dividend Yield Financial ETF	0.35%
KBW Premium Yield Equity REIT ETF	0.35%
KBW Property & Casualty Insurance ETF	0.35%
KBW Regional Banking ETF	0.35%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2025, the Adviser waived fees for each Fund in the following amounts:
KBW Bank ETF	$3,190
KBW High Dividend Yield Financial ETF	639
KBW Premium Yield Equity REIT ETF	386
KBW Property & Casualty Insurance ETF	174
KBW Regional Banking ETF	50
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with Keefe, Bruyette & Woods, Inc. (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
KBW Bank ETF	$43,132
KBW High Dividend Yield Financial ETF	38,822
KBW Premium Yield Equity REIT ETF	32,953
KBW Property & Casualty Insurance ETF	3,526
KBW Regional Banking ETF	2,051
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.

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Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
KBW Bank ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,932,017,980	$-	$-	$4,932,017,980
Money Market Funds	4,927,604	11,230,234	-	16,157,838
Total Investments in Securities	4,936,945,584	11,230,234	-	4,948,175,818
Other Investments - Assets*
Futures Contracts	475,141	-	-	475,141
Total Investments	$4,937,420,725	$11,230,234	$-	$4,948,650,959
KBW High Dividend Yield Financial ETF
Investments in Securities
Common Stocks & Other Equity Interests	$288,808,681	$-	$-	$288,808,681
Closed-End Funds	140,280,284	-	-	140,280,284
Money Market Funds	719,607	70,059,490	-	70,779,097
Total Investments	$429,808,572	$70,059,490	$-	$499,868,062
KBW Premium Yield Equity REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$250,975,618	$-	$-	$250,975,618
Money Market Funds	-	55,609,915	-	55,609,915
Total Investments	$250,975,618	$55,609,915	$-	$306,585,533
KBW Property & Casualty Insurance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$475,561,582	$-	$-	$475,561,582
Money Market Funds	331,630	3,410,673	-	3,742,303
Total Investments	$475,893,212	$3,410,673	$-	$479,303,885
KBW Regional Banking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$53,460,972	$-	$-	$53,460,972
Money Market Funds	29,546	5,998,784	-	6,028,330
Total Investments	$53,490,518	$5,998,784	$-	$59,489,302

*	Unrealized appreciation (depreciation).
NOTE 5—Derivative Investments
The Funds may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

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Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2025:
Value
KBW Bank ETF
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts—Exchange-Traded	$475,141
Derivatives not subject to master netting agreements	(475,141)
Total Derivative Assets subject to master netting agreements	$-
Effect of Derivative Investments for the Fiscal Year Ended August 31, 2025
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statements of Operations
KBW Bank ETF
Equity Risk
Realized Gain:
Futures contracts	$612,964
Change in Net Unrealized Appreciation:
Futures contracts	475,141
Total	$1,088,105
The table below summarizes the average notional value of derivatives held during the period.
Average Notional Value
KBW Bank ETF
Futures contracts	$8,814,219
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
KBW Bank ETF	$76,080,702	$53,070,953
KBW High Dividend Yield Financial ETF	49,072,092	43,957,579
KBW Premium Yield Equity REIT ETF	20,076,935	17,743,599
KBW Property & Casualty Insurance ETF	7,891,460	3,541,507
KBW Regional Banking ETF	1,428,922	1,857,864

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation- Other Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
KBW Bank ETF	$15,844,288	$442,005,484	$475,141	$(407,831,699)	$4,894,183,532	$4,944,676,746
KBW High Dividend Yield Financial ETF	-	(18,919,722)	-	(226,692,372)	676,554,093	430,941,999
KBW Premium Yield Equity REIT ETF	-	(2,818,184)	-	(232,072,396)	485,972,137	251,081,557
KBW Property & Casualty Insurance ETF	446,898	18,477,937	-	(11,116,560)	468,347,266	476,155,541
KBW Regional Banking ETF	198,337	760,902	-	(16,245,230)	68,787,164	53,501,173

30

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
KBW Bank ETF	$80,557,131	$327,274,568	$407,831,699
KBW High Dividend Yield Financial ETF	60,762,861	165,929,511	226,692,372
KBW Premium Yield Equity REIT ETF	82,100,274	149,972,122	232,072,396
KBW Property & Casualty Insurance ETF	3,576,482	7,540,078	11,116,560
KBW Regional Banking ETF	3,567,551	12,677,679	16,245,230

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the fiscal year ended August 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
KBW Bank ETF	$339,772,777	$341,500,158
KBW High Dividend Yield Financial ETF	248,087,006	245,045,663
KBW Premium Yield Equity REIT ETF	176,342,991	177,577,692
KBW Property & Casualty Insurance ETF	42,894,364	42,978,913
KBW Regional Banking ETF	8,330,455	8,317,825
For the fiscal year ended August 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
KBW Bank ETF	$5,204,810,602	$2,874,607,189
KBW High Dividend Yield Financial ETF	85,242,954	21,623,413
KBW Premium Yield Equity REIT ETF	92,314,941	26,111,924
KBW Property & Casualty Insurance ETF	371,633,990	250,074,483
KBW Regional Banking ETF	9,339,856	13,992,259
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
KBW Bank ETF	$486,349,471	$(43,868,846)	$442,480,625	$4,506,170,334
KBW High Dividend Yield Financial ETF	26,849,258	(45,768,980)	(18,919,722)	518,787,784
KBW Premium Yield Equity REIT ETF	18,189,674	(21,007,858)	(2,818,184)	309,403,717
KBW Property & Casualty Insurance ETF	35,292,249	(16,814,312)	18,477,937	460,825,948
KBW Regional Banking ETF	4,739,573	(3,978,671)	760,902	58,728,400

31

NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, taxable overdistributions and REIT distributions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
KBW Bank ETF	$-	$(422,876,908)	$422,876,908
KBW High Dividend Yield Financial ETF	7,111,191	(668,907)	(6,442,284)
KBW Premium Yield Equity REIT ETF	10,549,483	(6,444,745)	(4,104,738)
KBW Property & Casualty Insurance ETF	-	(47,834,465)	47,834,465
KBW Regional Banking ETF	-	(967,881)	967,881
NOTE 9—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

32

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF and Invesco KBW Regional Banking ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF and Invesco KBW Regional Banking ETF (five of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

33

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco KBW Bank ETF	0%	100%	100%	0%	0%
Invesco KBW High Dividend Yield Financial ETF	28%	12%	9%	0%	0%
Invesco KBW Premium Yield Equity REIT ETF	41%	0%	0%	0%	0%
Invesco KBW Property & Casualty Insurance ETF	0%	98%	93%	0%	0%
Invesco KBW Regional Banking ETF	0%	100%	100%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

34

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG NASDAQ Next Gen 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI Green Building ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500® Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 24, 2025 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

35

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF and for Invesco Senior Loan ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Senior Loan ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
●
0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
●
0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
●
0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
●
0.10% of the Fund’s average daily net assets for Invesco MSCI Global Climate 500 ETF and Invesco S&P 500 Minimum Variance ETF;
●
0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

36

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
●
0.13% of the Fund’s average daily net assets for Invesco S&P 500® Enhanced Value ETF and Invesco S&P 500® Momentum ETF;
●
0.15% of the Fund’s average daily net assets for Invesco Equal Weight
0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;
●
0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
●
0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;
●
0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
●
0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;
●
0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;
●
0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;
●
0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
●
0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco S&P SmallCap 600 GARP ETF;
●
0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco Nasdaq Free Cash Flow Achievers ETF, Invesco S&P 500 High Dividend Growers ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;
●
0.43% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. ETF;
●
0.47% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco RAFI Emerging Markets ETF;
●
0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;
●
0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
●
0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;
●
0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
●
0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
●
0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
●
0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The

37

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X

38

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500® Enhanced Value ETF	X		X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Global Clean Energy ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained

39

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco S&P SmallCap 600 GARP ETF or Invesco MSCI Global Climate 500 ETF because those Funds had not completed a full year of operations as of December 31, 2024. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 24, 2025.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

40

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 13 and April 24, 2025 Board meetings, and Invesco Advisers, Inc., in connection with the April 24, 2025 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

41

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

42

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-KBW-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2025
RWL	Invesco S&P 500 Revenue ETF
RWK	Invesco S&P MidCap 400 Revenue ETF
RWJ	Invesco S&P SmallCap 600 Revenue ETF
RDIV	Invesco S&P Ultra Dividend Revenue ETF

2

Invesco S&P 500 Revenue ETF (RWL)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-7.64%
Alphabet, Inc., Class A	340,545	$72,505,436
Alphabet, Inc., Class C	337,618	72,091,572
AT&T, Inc.	1,460,207	42,769,463
Charter Communications, Inc., Class A(b)	46,682	12,397,806
Comcast Corp., Class A	1,182,971	40,185,525
Electronic Arts, Inc.	16,716	2,874,316
Fox Corp., Class A	48,918	2,920,405
Fox Corp., Class B	53,362	2,910,897
Interpublic Group of Cos., Inc. (The)	146,985	3,945,077
Live Nation Entertainment, Inc.(b)(c)	53,689	8,938,682
Match Group, Inc.	36,037	1,345,622
Meta Platforms, Inc., Class A	82,465	60,916,896
Netflix, Inc.(b)	11,040	13,339,080
News Corp., Class A	53,144	1,562,965
News Corp., Class B(c)	46,531	1,576,005
Omnicom Group, Inc.(c)	71,391	5,592,057
Paramount Skydance Corp.(b)(c)	793,172	11,659,628
Take-Two Interactive Software, Inc.(b)	7,916	1,846,565
TKO Group Holdings, Inc.	6,936	1,314,788
T-Mobile US, Inc.	120,607	30,391,758
Verizon Communications, Inc.	1,041,436	46,062,714
Walt Disney Co. (The)	263,435	31,185,435
Warner Bros. Discovery, Inc.(b)	1,219,277	14,192,384
		482,525,076
Consumer Discretionary-13.17%
Airbnb, Inc., Class A(b)	27,065	3,532,795
Amazon.com, Inc.(b)	1,025,280	234,789,120
Aptiv PLC (Jersey)(b)	92,914	7,389,450
AutoZone, Inc.(b)	1,751	7,351,626
Best Buy Co., Inc.	190,806	14,050,954
Booking Holdings, Inc.	1,510	8,454,566
Caesars Entertainment, Inc.(b)(c)	134,488	3,600,244
CarMax, Inc.(b)	131,910	8,092,679
Carnival Corp.(b)	360,646	11,501,001
Chipotle Mexican Grill, Inc.(b)	73,700	3,105,718
D.R. Horton, Inc.	95,482	16,182,289
Darden Restaurants, Inc.	17,981	3,720,988
Deckers Outdoor Corp.(b)	15,398	1,842,063
Dell Technologies, Inc., Class C	292,590	35,739,869
Domino’s Pizza, Inc.	3,579	1,640,256
DoorDash, Inc., Class A(b)	17,093	4,192,058
eBay, Inc.	44,128	3,998,438
Expedia Group, Inc.	26,377	5,665,780
Ford Motor Co.(c)	5,770,399	67,917,596
Garmin Ltd.	10,192	2,464,629
General Motors Co.	1,269,705	74,392,016
Genuine Parts Co.	64,715	9,016,741
Hasbro, Inc.	20,554	1,668,368
Hilton Worldwide Holdings, Inc.	14,750	4,071,885
Home Depot, Inc. (The)	152,099	61,869,310
Las Vegas Sands Corp.	88,874	5,121,809
Lennar Corp., Class A(c)	94,674	12,604,896
LKQ Corp.(c)	119,007	3,882,008
Lowe’s Cos., Inc.	126,488	32,641,493
lululemon athletica, inc.(b)	14,140	2,859,108
Marriott International, Inc., Class A	32,278	8,645,985
	Shares	Value
Consumer Discretionary-(continued)
McDonald’s Corp.	28,833	$9,040,299
MGM Resorts International(b)	171,156	6,793,182
Mohawk Industries, Inc.(b)	33,936	4,502,968
NIKE, Inc., Class B	255,829	19,793,490
Norwegian Cruise Line Holdings Ltd.(b)	163,826	4,069,438
NVR, Inc.(b)	465	3,774,707
O’Reilly Automotive, Inc.(b)	62,268	6,455,946
Pool Corp.(c)	5,765	1,791,243
PulteGroup, Inc.	57,485	7,589,170
Ralph Lauren Corp.	8,811	2,616,250
Ross Stores, Inc.	52,914	7,786,824
Royal Caribbean Cruises Ltd.(c)	20,775	7,545,896
Starbucks Corp.	128,989	11,375,540
Tapestry, Inc.	27,940	2,844,851
Tesla, Inc.(b)	98,643	32,933,938
TJX Cos., Inc. (The)	154,423	21,095,726
Tractor Supply Co.	96,719	5,973,365
Ulta Beauty, Inc.(b)	8,352	4,115,281
Williams-Sonoma, Inc.	16,591	3,122,260
Wynn Resorts Ltd.(c)	26,481	3,356,467
Yum! Brands, Inc.	17,956	2,638,993
		831,221,572
Consumer Staples-11.47%
Altria Group, Inc.	114,841	7,718,464
Archer-Daniels-Midland Co.	579,727	36,314,099
Brown-Forman Corp., Class B(c)	47,765	1,430,084
Bunge Global S.A.	229,439	19,323,353
Campbell’s Co. (The)(c)	101,700	3,247,281
Church & Dwight Co., Inc.(c)	20,376	1,898,228
Clorox Co. (The)	18,469	2,183,036
Coca-Cola Co. (The)	218,767	15,092,735
Colgate-Palmolive Co.	71,922	6,046,483
Conagra Brands, Inc.	174,246	3,333,326
Constellation Brands, Inc., Class A	20,101	3,255,156
Costco Wholesale Corp.	90,638	85,500,638
Dollar General Corp.	123,268	13,406,628
Dollar Tree, Inc.(b)	88,592	9,671,589
Estee Lauder Cos., Inc. (The), Class A	70,056	6,426,237
General Mills, Inc.	120,208	5,929,861
Hershey Co. (The)(c)	21,236	3,902,115
Hormel Foods Corp.	128,020	3,256,829
J.M. Smucker Co. (The)	30,227	3,340,386
Kellanova	51,389	4,085,425
Kenvue, Inc.	232,581	4,816,752
Keurig Dr Pepper, Inc.	156,772	4,560,497
Kimberly-Clark Corp.	49,338	6,371,509
Kraft Heinz Co. (The)	325,992	9,117,996
Kroger Co. (The)	765,701	51,945,156
Lamb Weston Holdings, Inc.	37,990	2,185,565
McCormick & Co., Inc.	29,573	2,081,052
Molson Coors Beverage Co., Class B	72,688	3,670,017
Mondelez International, Inc., Class A	184,406	11,329,905
Monster Beverage Corp.(b)	39,519	2,466,381
PepsiCo, Inc.	237,129	35,249,226
Philip Morris International, Inc.	70,518	11,785,673
Procter & Gamble Co. (The)	174,357	27,381,023
Sysco Corp.	364,257	29,311,761
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500 Revenue ETF (RWL)—(continued)
August 31, 2025
	Shares	Value
Consumer Staples-(continued)
Target Corp.	362,939	$34,834,885
Tyson Foods, Inc., Class A	326,740	18,552,297
Walmart, Inc.	2,404,037	233,143,508
		724,165,156
Energy-7.19%
APA Corp.(c)	176,506	4,098,469
Baker Hughes Co., Class A	241,826	10,978,900
Chevron Corp.	448,130	71,969,710
ConocoPhillips	206,836	20,470,559
Coterra Energy, Inc.(c)	77,796	1,901,334
Devon Energy Corp.	159,264	5,749,430
Diamondback Energy, Inc.	28,693	4,268,371
EOG Resources, Inc.	66,470	8,296,785
EQT Corp.	39,012	2,022,382
Expand Energy Corp.	19,320	1,869,790
Exxon Mobil Corp.	1,044,423	119,367,105
Halliburton Co.	345,489	7,852,965
Kinder Morgan, Inc.	186,918	5,043,048
Marathon Petroleum Corp.	280,227	50,359,594
Occidental Petroleum Corp.	209,620	9,980,008
ONEOK, Inc.	99,987	7,637,007
Phillips 66	382,911	51,149,251
Schlumberger N.V.	342,166	12,605,396
Targa Resources Corp.	32,996	5,535,409
Texas Pacific Land Corp.	208	194,164
Valero Energy Corp.	322,090	48,960,901
Williams Cos., Inc. (The)	61,591	3,564,887
		453,875,465
Financials-16.08%
Aflac, Inc.	55,362	5,915,983
Allstate Corp. (The)	112,213	22,829,735
American Express Co.	84,842	28,106,458
American International Group, Inc.	109,418	8,897,872
Ameriprise Financial, Inc.	11,675	6,010,407
Aon PLC, Class A	15,574	5,715,658
Apollo Global Management, Inc.	61,470	8,374,058
Arch Capital Group Ltd.	65,504	5,995,581
Arthur J. Gallagher & Co.	12,620	3,820,705
Assurant, Inc.	20,426	4,404,050
Bank of America Corp.	1,489,496	75,577,027
Bank of New York Mellon Corp. (The)	150,494	15,892,166
Berkshire Hathaway, Inc., Class B(b)	255,689	128,606,453
BlackRock, Inc.	7,296	8,223,613
Blackstone, Inc., Class A	29,693	5,089,380
Brown & Brown, Inc.	15,769	1,528,805
Capital One Financial Corp.	90,680	20,604,310
Cboe Global Markets, Inc.	6,483	1,529,664
Charles Schwab Corp. (The)	100,200	9,603,168
Chubb Ltd.	66,649	18,333,140
Cincinnati Financial Corp.	24,823	3,812,813
Citigroup, Inc.	724,251	69,940,919
Citizens Financial Group, Inc.	98,243	5,136,144
CME Group, Inc., Class A	7,698	2,051,594
Coinbase Global, Inc., Class A(b)	9,168	2,792,023
Corpay, Inc.(b)	3,895	1,268,485
Erie Indemnity Co., Class A	3,688	1,306,953
Everest Group Ltd.	17,192	5,877,601
FactSet Research Systems, Inc.	1,989	742,533
Fidelity National Information Services, Inc.	41,753	2,914,777
	Shares	Value
Financials-(continued)
Fifth Third Bancorp	116,153	$5,316,323
Fiserv, Inc.(b)	40,958	5,659,576
Franklin Resources, Inc.	128,203	3,289,689
Global Payments, Inc.	42,098	3,739,144
Globe Life, Inc.	16,202	2,267,470
Goldman Sachs Group, Inc. (The)	67,754	50,493,668
Hartford Insurance Group, Inc. (The)	73,227	9,688,664
Huntington Bancshares, Inc.	246,594	4,391,839
Intercontinental Exchange, Inc.	21,156	3,736,150
Invesco Ltd.(d)	134,551	2,945,321
Jack Henry & Associates, Inc.	4,245	693,039
JPMorgan Chase & Co.	355,696	107,213,888
KeyCorp	189,372	3,666,242
KKR & Co., Inc., Class A	43,476	6,064,467
Loews Corp.	66,711	6,457,625
M&T Bank Corp.	23,759	4,791,240
MarketAxess Holdings, Inc.	1,378	253,332
Marsh & McLennan Cos., Inc.	39,053	8,037,498
Mastercard, Inc., Class A	16,350	9,732,992
MetLife, Inc.	314,012	25,548,016
Moody’s Corp.	4,946	2,521,273
Morgan Stanley	271,603	40,870,819
MSCI, Inc.	1,744	990,104
Nasdaq, Inc.	29,913	2,833,958
Northern Trust Corp.	47,364	6,217,946
PayPal Holdings, Inc.(b)	144,083	10,113,186
PNC Financial Services Group, Inc. (The)	63,575	13,187,998
Principal Financial Group, Inc.	68,412	5,507,850
Progressive Corp. (The)	100,496	24,828,542
Prudential Financial, Inc.	194,725	21,353,543
Raymond James Financial, Inc.	35,062	5,940,905
Regions Financial Corp.	139,116	3,810,387
S&P Global, Inc.	9,361	5,133,947
State Street Corp.	74,249	8,536,408
Synchrony Financial	107,649	8,217,925
T. Rowe Price Group, Inc.	24,860	2,675,433
Travelers Cos., Inc. (The)	60,716	16,485,001
Truist Financial Corp.	202,585	9,485,030
U.S. Bancorp	317,802	15,518,272
Visa, Inc., Class A	33,654	11,838,804
W.R. Berkley Corp.	63,840	4,576,690
Wells Fargo & Co.	558,034	45,859,234
Willis Towers Watson PLC	11,043	3,608,742
		1,015,000,255
Health Care-18.06%
Abbott Laboratories	104,538	13,868,011
AbbVie, Inc.	100,947	21,239,249
Agilent Technologies, Inc.	18,397	2,311,767
Align Technology, Inc.(b)(c)	7,119	1,010,613
Amgen, Inc.	39,416	11,340,377
Baxter International, Inc.	125,730	3,104,274
Becton, Dickinson and Co.	41,002	7,912,566
Biogen, Inc.(b)	23,455	3,101,220
Bio-Techne Corp.	7,744	423,055
Boston Scientific Corp.(b)	58,616	6,183,988
Bristol-Myers Squibb Co.	320,831	15,136,807
Cardinal Health, Inc.	486,618	72,399,026
Cencora, Inc.	364,039	106,157,413
Centene Corp.(b)	1,030,795	29,934,287
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500 Revenue ETF (RWL)—(continued)
August 31, 2025
	Shares	Value
Health Care-(continued)
Charles River Laboratories International, Inc.(b)	8,865	$1,447,743
Cigna Group (The)	275,753	82,965,805
Cooper Cos., Inc. (The)(b)	18,547	1,249,975
CVS Health Corp.	1,937,834	141,752,557
Danaher Corp.	38,688	7,962,764
DaVita, Inc.(b)	31,119	4,286,953
DexCom, Inc.(b)	16,581	1,249,213
Edwards Lifesciences Corp.(b)	24,312	1,977,538
Elevance Health, Inc.	161,834	51,568,404
Eli Lilly and Co.	20,474	14,998,843
GE HealthCare Technologies, Inc.	89,508	6,599,425
Gilead Sciences, Inc.	89,012	10,055,686
HCA Healthcare, Inc.	65,587	26,494,524
Henry Schein, Inc.(b)(c)	59,086	4,111,204
Hologic, Inc.(b)	21,104	1,416,500
Humana, Inc.	174,649	53,033,915
IDEXX Laboratories, Inc.(b)	2,482	1,606,077
Incyte Corp.(b)	21,267	1,799,401
Insulet Corp.(b)	2,411	819,451
Intuitive Surgical, Inc.(b)	5,492	2,599,336
IQVIA Holdings, Inc.(b)	32,408	6,183,770
Johnson & Johnson	193,603	34,300,643
Labcorp Holdings, Inc.	16,804	4,671,344
McKesson Corp.	168,154	115,461,263
Medtronic PLC	128,865	11,959,961
Merck & Co., Inc.	267,721	22,520,691
Mettler-Toledo International, Inc.(b)	1,072	1,394,715
Moderna, Inc.(b)(c)	37,976	914,842
Molina Healthcare, Inc.(b)	48,143	8,705,699
Pfizer, Inc.	860,941	21,316,899
Quest Diagnostics, Inc.	19,580	3,556,511
Regeneron Pharmaceuticals, Inc.	9,035	5,246,624
ResMed, Inc.	6,653	1,826,315
Revvity, Inc.(c)	9,560	861,452
Solventum Corp.(b)	37,081	2,710,250
STERIS PLC	7,610	1,864,907
Stryker Corp.	20,271	7,934,272
Thermo Fisher Scientific, Inc.	34,862	17,177,205
UnitedHealth Group, Inc.	443,757	137,506,982
Universal Health Services, Inc., Class B	30,960	5,621,717
Vertex Pharmaceuticals, Inc.(b)	8,045	3,145,756
Viatris, Inc.	527,397	5,564,038
Waters Corp.(b)	2,834	855,301
West Pharmaceutical Services, Inc.	4,403	1,087,321
Zimmer Biomet Holdings, Inc.	27,170	2,882,737
Zoetis, Inc.	18,543	2,900,125
		1,140,289,307
Industrials-9.49%
3M Co.	56,457	8,780,757
A.O. Smith Corp.	19,265	1,373,402
Allegion PLC	9,203	1,562,669
AMETEK, Inc.	12,675	2,342,340
Automatic Data Processing, Inc.	21,448	6,521,264
Axon Enterprise, Inc.(b)	899	671,814
Boeing Co. (The)(b)	109,372	25,667,421
Broadridge Financial Solutions, Inc.	9,318	2,381,867
Builders FirstSource, Inc.(b)(c)	46,922	6,507,143
C.H. Robinson Worldwide, Inc.	62,316	8,020,069
	Shares	Value
Industrials-(continued)
Carrier Global Corp.(c)	105,510	$6,879,252
Caterpillar, Inc.	58,664	24,582,563
Cintas Corp.	15,251	3,203,168
Copart, Inc.(b)	30,192	1,473,672
CSX Corp.	146,734	4,770,322
Cummins, Inc.	35,403	14,105,971
Dayforce, Inc.(b)(c)	9,879	689,258
Deere & Co.	29,292	14,020,323
Delta Air Lines, Inc.	424,552	26,228,823
Dover Corp.	14,709	2,630,852
Eaton Corp. PLC	26,293	9,179,938
Emerson Electric Co.	46,231	6,102,492
Equifax, Inc.	7,011	1,726,809
Expeditors International of Washington, Inc.(c)	32,118	3,871,504
Fastenal Co.	59,196	2,939,673
FedEx Corp.	132,038	30,510,021
Fortive Corp.	28,743	1,375,640
GE Vernova, Inc.	24,951	15,294,214
Generac Holdings, Inc.(b)	11,155	2,066,464
General Dynamics Corp.	60,174	19,530,675
General Electric Co.	54,599	15,025,645
Honeywell International, Inc.	58,699	12,884,430
Howmet Aerospace, Inc.	14,641	2,548,998
Hubbell, Inc.	4,769	2,055,391
Huntington Ingalls Industries, Inc.	16,804	4,550,355
IDEX Corp.	6,007	988,152
Illinois Tool Works, Inc.	21,211	5,613,491
Ingersoll Rand, Inc.	29,002	2,303,629
J.B. Hunt Transport Services, Inc.	28,406	4,118,586
Jacobs Solutions, Inc.	34,123	4,989,806
Johnson Controls International PLC	80,731	8,629,337
L3Harris Technologies, Inc.	29,206	8,108,170
Leidos Holdings, Inc.	39,437	7,134,942
Lennox International, Inc.	3,186	1,777,342
Lockheed Martin Corp.	52,976	24,137,455
Masco Corp.	40,029	2,937,728
Nordson Corp.(c)	4,222	950,330
Norfolk Southern Corp.	16,019	4,485,000
Northrop Grumman Corp.	27,895	16,459,166
Old Dominion Freight Line, Inc.	11,731	1,771,029
Otis Worldwide Corp.	49,312	4,259,571
PACCAR, Inc.	116,691	11,666,766
Parker-Hannifin Corp.	9,989	7,585,147
Paychex, Inc.	11,812	1,647,242
Paycom Software, Inc.	2,513	570,828
Pentair PLC	13,660	1,468,860
Quanta Services, Inc.	23,677	8,948,959
Republic Services, Inc.	21,605	5,054,922
Rockwell Automation, Inc.	8,080	2,774,914
Rollins, Inc.	20,219	1,143,182
RTX Corp.	194,059	30,777,757
Snap-on, Inc.	5,217	1,696,777
Southwest Airlines Co.	278,705	9,169,394
Stanley Black & Decker, Inc.	74,295	5,519,376
Textron, Inc.	60,241	4,828,919
Trane Technologies PLC	15,965	6,635,054
TransDigm Group, Inc.	1,970	2,755,794
Uber Technologies, Inc.(b)	175,240	16,428,750
Union Pacific Corp.	36,425	8,143,537
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500 Revenue ETF (RWL)—(continued)
August 31, 2025
	Shares	Value
Industrials-(continued)
United Airlines Holdings, Inc.(b)	247,548	$25,992,540
United Parcel Service, Inc., Class B	301,904	26,398,486
United Rentals, Inc.(c)	7,336	7,015,710
Veralto Corp.	17,891	1,899,845
Verisk Analytics, Inc.	3,143	842,701
W.W. Grainger, Inc.	5,373	5,445,535
Wabtec Corp.	17,041	3,297,433
Waste Management, Inc.	32,494	7,356,317
Xylem, Inc.	22,380	3,168,113
		598,971,791
Information Technology-10.89%
Accenture PLC, Class A (Ireland)	70,993	18,456,050
Adobe, Inc.(b)	17,774	6,339,986
Advanced Micro Devices, Inc.(b)	77,454	12,596,344
Akamai Technologies, Inc.(b)(c)	17,028	1,347,426
Amphenol Corp., Class A	59,897	6,520,387
Analog Devices, Inc.	14,018	3,522,864
Apple, Inc.	676,875	157,129,763
Applied Materials, Inc.	55,020	8,845,015
Arista Networks, Inc.(b)	26,179	3,574,742
Autodesk, Inc.(b)	7,072	2,225,558
Broadcom, Inc.	76,056	22,618,294
Cadence Design Systems, Inc.(b)	5,236	1,834,851
CDW Corp.	40,789	6,720,396
Cisco Systems, Inc.	292,563	20,213,178
Cognizant Technology Solutions Corp., Class A	82,659	5,972,113
Corning, Inc.	89,428	5,994,359
CrowdStrike Holdings, Inc., Class A(b)(c)	2,850	1,207,545
Enphase Energy, Inc.(b)	10,376	391,175
EPAM Systems, Inc.(b)	9,156	1,614,752
F5, Inc.(b)	3,279	1,026,786
Fair Isaac Corp.(b)	320	486,925
First Solar, Inc.(b)(c)	8,469	1,653,064
Fortinet, Inc.(b)	20,044	1,578,866
Gartner, Inc.(b)	5,059	1,270,770
Gen Digital, Inc.	44,376	1,340,155
GoDaddy, Inc., Class A(b)	8,769	1,300,530
Hewlett Packard Enterprise Co.	579,699	13,083,806
HP, Inc.	732,053	20,892,793
Intel Corp.	865,526	21,075,558
International Business Machines Corp.	75,262	18,325,544
Intuit, Inc.	7,950	5,302,650
Jabil, Inc.	52,143	10,680,451
Keysight Technologies, Inc.(b)	10,377	1,695,913
KLA Corp.	4,409	3,844,648
Lam Research Corp.	62,580	6,267,387
Microchip Technology, Inc.	20,998	1,364,870
Micron Technology, Inc.	91,513	10,890,962
Microsoft Corp.	192,076	97,322,988
Monolithic Power Systems, Inc.	1,192	996,226
Motorola Solutions, Inc.	8,916	4,212,453
NetApp, Inc.	21,256	2,397,464
NVIDIA Corp.	349,771	60,923,113
NXP Semiconductors N.V. (Netherlands)	18,811	4,417,763
ON Semiconductor Corp.(b)	42,699	2,117,443
Oracle Corp.	106,513	24,085,785
Palantir Technologies, Inc., Class A(b)	7,552	1,183,474
Palo Alto Networks, Inc.(b)(c)	15,100	2,876,852
	Shares	Value
Information Technology-(continued)
PTC, Inc.(b)	4,703	$1,004,091
QUALCOMM, Inc.	89,652	14,409,766
Roper Technologies, Inc.	4,245	2,234,186
Salesforce, Inc.	49,150	12,594,688
Seagate Technology Holdings PLC	22,466	3,760,808
ServiceNow, Inc.(b)	3,839	3,522,129
Skyworks Solutions, Inc.	18,055	1,353,042
Super Micro Computer, Inc.(b)(c)	165,399	6,870,674
Synopsys, Inc.(b)	4,134	2,494,952
TE Connectivity PLC (Switzerland)	32,133	6,635,465
Teledyne Technologies, Inc.(b)	3,927	2,113,394
Teradyne, Inc.	11,141	1,317,312
Texas Instruments, Inc.	26,630	5,392,042
Trimble, Inc.(b)	16,342	1,320,760
Tyler Technologies, Inc.(b)	1,322	744,127
VeriSign, Inc.	1,894	517,763
Western Digital Corp.	86,122	6,919,042
Workday, Inc., Class A(b)	11,459	2,644,966
Zebra Technologies Corp., Class A(b)	5,695	1,805,828
		687,395,072
Materials-2.45%
Air Products and Chemicals, Inc.	14,134	4,156,951
Albemarle Corp.(c)	25,969	2,205,287
Amcor PLC	487,947	4,210,983
Avery Dennison Corp.	16,383	2,812,142
Ball Corp.	72,746	3,829,349
CF Industries Holdings, Inc.	21,347	1,849,291
Corteva, Inc.	77,519	5,751,135
Dow, Inc.	470,357	11,584,893
DuPont de Nemours, Inc.	59,944	4,610,892
Eastman Chemical Co.	38,841	2,732,076
Ecolab, Inc.	19,394	5,372,914
Freeport-McMoRan, Inc.	202,204	8,977,858
International Flavors & Fragrances, Inc.	48,471	3,272,277
International Paper Co.(c)	140,329	6,971,545
Linde PLC	23,859	11,411,521
LyondellBasell Industries N.V., Class A	210,305	11,850,687
Martin Marietta Materials, Inc.	4,072	2,509,981
Mosaic Co. (The)	105,969	3,539,365
Newmont Corp.	123,908	9,218,755
Nucor Corp.	87,780	13,055,519
Packaging Corp. of America	14,647	3,192,460
PPG Industries, Inc.	49,289	5,482,415
Sherwin-Williams Co. (The)	21,874	8,002,165
Smurfit WestRock PLC	201,523	9,544,129
Steel Dynamics, Inc.	43,979	5,757,731
Vulcan Materials Co.	9,533	2,775,628
		154,677,949
Real Estate-0.93%
Alexandria Real Estate Equities, Inc.(c)	14,083	1,161,003
American Tower Corp.	16,316	3,326,017
AvalonBay Communities, Inc.	4,804	940,863
BXP, Inc.(c)	15,659	1,135,434
Camden Property Trust	4,244	475,243
CBRE Group, Inc., Class A(b)	92,737	15,034,522
CoStar Group, Inc.(b)	11,404	1,020,544
Crown Castle, Inc.	20,050	1,987,757
Digital Realty Trust, Inc.	10,689	1,791,904
Equinix, Inc.	3,275	2,574,772
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500 Revenue ETF (RWL)—(continued)
August 31, 2025
	Shares	Value
Real Estate-(continued)
Equity Residential	14,332	$947,632
Essex Property Trust, Inc.(c)	2,115	571,494
Extra Space Storage, Inc.	7,228	1,037,796
Federal Realty Investment Trust	4,031	405,317
Healthpeak Properties, Inc.	53,067	952,022
Host Hotels & Resorts, Inc.	120,046	2,065,992
Invitation Homes, Inc.	27,078	847,271
Iron Mountain, Inc.	20,623	1,904,122
Kimco Realty Corp.	33,057	743,452
Mid-America Apartment Communities, Inc.	4,841	705,915
Prologis, Inc.	25,659	2,919,481
Public Storage	5,193	1,529,806
Realty Income Corp.	31,095	1,827,142
Regency Centers Corp.	8,097	587,032
SBA Communications Corp., Class A	4,030	825,545
Simon Property Group, Inc.	12,419	2,243,617
UDR, Inc.	13,451	532,256
Ventas, Inc.	26,561	1,808,273
VICI Properties, Inc.	39,682	1,340,458
Welltower, Inc.	18,879	3,176,958
Weyerhaeuser Co.	86,067	2,226,553
		58,646,193
Utilities-2.51%
AES Corp. (The)	350,481	4,745,513
Alliant Energy Corp.	22,096	1,437,787
Ameren Corp.	27,413	2,735,269
American Electric Power Co., Inc.	66,693	7,404,257
American Water Works Co., Inc.	11,386	1,634,005
Atmos Energy Corp.(c)	9,745	1,618,937
CenterPoint Energy, Inc.(c)	82,371	3,106,210
CMS Energy Corp.	36,952	2,644,655
Consolidated Edison, Inc.	51,101	5,019,651
Constellation Energy Corp.	28,412	8,750,328
Dominion Energy, Inc.	89,017	5,332,118
DTE Energy Co.	32,752	4,475,561
Duke Energy Corp.	90,079	11,033,777
Edison International	116,034	6,512,988
Entergy Corp.	47,992	4,227,615
	Shares	Value
Utilities-(continued)
Evergy, Inc.	28,755	$2,049,081
Eversource Energy	65,604	4,203,248
Exelon Corp.	187,512	8,190,524
FirstEnergy Corp.	115,142	5,022,494
NextEra Energy, Inc.	114,749	8,267,666
NiSource, Inc.	49,864	2,107,751
NRG Energy, Inc.	66,277	9,647,280
PG&E Corp.	577,857	8,829,655
Pinnacle West Capital Corp.	19,336	1,727,865
PPL Corp.	85,081	3,102,904
Public Service Enterprise Group, Inc.	44,442	3,658,910
Sempra	57,705	4,764,125
Southern Co. (The)(c)	105,131	9,703,591
Vistra Corp.	44,261	8,370,198
WEC Energy Group, Inc.	28,492	3,034,683
Xcel Energy, Inc.	66,841	4,838,620
		158,197,266
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $5,273,090,363)		6,304,965,102
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.80%
Invesco Private Government Fund, 4.28%(d)(e)(f)	31,554,203	31,554,203
Invesco Private Prime Fund, 4.46%(d)(e)(f)	81,839,234	81,863,786
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $113,414,064)		113,417,989
TOTAL INVESTMENTS IN SECURITIES-101.68% (Cost $5,386,504,427)		6,418,383,091
OTHER ASSETS LESS LIABILITIES-(1.68)%		(106,274,307)
NET ASSETS-100.00%		$6,312,108,784

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Invesco Ltd.	$1,381,299	$1,236,400	$(348,055)	$703,006	$(27,329)	$2,945,321	$87,737
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500 Revenue ETF (RWL)—(continued)
August 31, 2025
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$99,087,654	$(99,087,654)	$-	$-	$-	$96,825
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,153,465	438,645,010	(443,244,272)	-	-	31,554,203	1,085,868 *
Invesco Private Prime Fund	94,341,793	924,427,703	(936,896,344)	(1,590)	(7,776)	81,863,786	2,929,212 *
Total	$131,876,557	$1,463,396,767	$(1,479,576,325)	$701,416	$(35,105)	$116,363,310	$4,199,642

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P MidCap 400 Revenue ETF (RWK)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-3.16%
EchoStar Corp., Class A(b)(c)	346,868	$21,432,974
Frontier Communications Parent, Inc.(b)	63,671	2,360,920
Iridium Communications, Inc.(c)	10,964	272,894
New York Times Co. (The), Class A	17,870	1,069,341
Nexstar Media Group, Inc., Class A(c)	11,943	2,442,702
Warner Music Group Corp., Class A	91,290	3,044,521
ZoomInfo Technologies, Inc., Class A(b)	44,771	488,004
		31,111,356
Consumer Discretionary-20.42%
Abercrombie & Fitch Co., Class A(b)	24,395	2,281,664
Aramark	167,783	6,561,993
Autoliv, Inc. (Sweden)	36,423	4,519,002
AutoNation, Inc.(b)	53,034	11,618,689
Bath & Body Works, Inc.	107,399	3,137,125
Boyd Gaming Corp.	20,011	1,718,144
Brunswick Corp.(c)	33,664	2,140,694
Burlington Stores, Inc.(b)	17,299	5,028,473
Capri Holdings Ltd.(b)(c)	93,521	1,925,597
Cava Group, Inc.(b)(c)	5,271	356,056
Chewy, Inc., Class A(b)	111,427	4,564,050
Choice Hotels International, Inc.(c)	4,653	556,406
Churchill Downs, Inc.	10,479	1,086,987
Columbia Sportswear Co.(c)	20,318	1,132,119
Crocs, Inc.(b)(c)	14,917	1,300,762
Dick’s Sporting Goods, Inc.(c)	28,178	5,996,278
Duolingo, Inc.(b)	656	195,396
Five Below, Inc.(b)	12,252	1,777,765
Floor & Decor Holdings, Inc., Class A(b)(c)	22,850	1,871,872
GameStop Corp., Class A(b)(c)	50,721	1,136,658
Gap, Inc. (The)(c)	259,820	5,718,638
Gentex Corp.(c)	39,542	1,107,571
Goodyear Tire & Rubber Co. (The)(b)(c)	613,345	5,201,166
Graham Holdings Co., Class B	1,905	2,068,925
Grand Canyon Education, Inc.(b)	2,180	439,423
H&R Block, Inc.	25,609	1,289,413
Harley-Davidson, Inc.	74,064	2,156,744
Hilton Grand Vacations, Inc.(b)(c)	47,366	2,250,832
Hyatt Hotels Corp., Class A	19,038	2,746,803
KB Home	48,808	3,101,748
Lear Corp.	92,941	10,223,510
Light & Wonder, Inc.(b)(c)	13,952	1,290,141
Lithia Motors, Inc., Class A(c)	41,790	14,069,857
Macy’s, Inc.	717,326	9,490,223
Marriott Vacations Worldwide Corp.(c)	28,444	2,222,899
Mattel, Inc.(b)(c)	106,387	1,946,882
Murphy USA, Inc.	18,375	6,918,187
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	7,954	1,008,885
Penske Automotive Group, Inc.(c)	69,438	12,805,062
Planet Fitness, Inc., Class A(b)	4,547	476,526
Polaris, Inc.	63,725	3,605,561
PVH Corp.	50,578	4,264,737
RH(b)(c)	6,763	1,526,206
Service Corp. International(c)	20,306	1,609,251
Skechers U.S.A., Inc., Class A(b)	55,983	3,531,408
Somnigroup International, Inc.(c)	31,542	2,647,951
Taylor Morrison Home Corp., Class A(b)	54,634	3,680,693
	Shares	Value
Consumer Discretionary-(continued)
Texas Roadhouse, Inc.	11,240	$1,939,462
Thor Industries, Inc.(c)	41,806	4,581,938
Toll Brothers, Inc.	37,277	5,181,503
TopBuild Corp.(b)	6,596	2,775,333
Travel + Leisure Co.	29,619	1,872,217
Under Armour, Inc., Class A(b)(c)	139,491	697,455
Under Armour, Inc., Class C(b)(c)	149,125	733,695
V.F. Corp.	290,008	4,387,821
Vail Resorts, Inc.(c)	7,413	1,214,249
Valvoline, Inc.(b)(c)	17,657	684,738
Visteon Corp.	16,238	2,012,862
Wendy’s Co. (The)	73,708	782,042
Whirlpool Corp.(c)	68,900	6,418,035
Wingstop, Inc.(c)	655	214,919
Wyndham Hotels & Resorts, Inc.	6,723	582,279
YETI Holdings, Inc.(b)(c)	22,086	776,544
		201,160,064
Consumer Staples-11.20%
Albertson’s Cos., Inc., Class A(c)	1,337,468	26,027,127
BellRing Brands, Inc.(b)	13,902	570,677
BJ’s Wholesale Club Holdings, Inc., Class C(b)(c)	72,931	7,123,900
Boston Beer Co., Inc. (The), Class A(b)	3,646	806,094
Casey’s General Stores, Inc.	12,207	6,036,606
Celsius Holdings, Inc.(b)	11,971	752,737
Coca-Cola Consolidated, Inc.	24,441	2,865,463
Coty, Inc., Class A(b)(c)	449,417	1,923,505
Darling Ingredients, Inc.(b)(c)	69,217	2,350,609
e.l.f. Beauty, Inc.(b)(c)	3,986	498,250
Flowers Foods, Inc.	118,143	1,776,871
Ingredion, Inc.	20,460	2,650,388
Maplebear, Inc.(b)(c)	29,928	1,297,977
Marzetti Co. (The)	4,277	780,980
Performance Food Group Co.(b)	271,208	27,500,491
Pilgrim’s Pride Corp.(c)	152,392	6,773,825
Post Holdings, Inc.(b)(c)	26,741	3,025,744
Sprouts Farmers Market, Inc.(b)(c)	19,202	2,698,649
US Foods Holding Corp.(b)	192,443	14,933,577
		110,393,470
Energy-5.39%
Antero Midstream Corp.	24,829	441,708
Antero Resources Corp.(b)	44,841	1,431,325
Chord Energy Corp.(c)	20,219	2,221,866
Civitas Resources, Inc.	61,915	2,277,234
CNX Resources Corp.(b)(c)	19,747	576,612
DT Midstream, Inc.	3,767	392,446
HF Sinclair Corp.(c)	276,365	14,061,451
Matador Resources Co.	28,619	1,441,253
Murphy Oil Corp.(c)	45,128	1,121,882
NOV, Inc.	253,062	3,363,194
Ovintiv, Inc.	85,094	3,584,159
PBF Energy, Inc., Class A(c)	569,097	15,547,730
Permian Resources Corp.	136,062	1,944,326
Range Resources Corp.	25,126	861,068
Valaris Ltd.(b)(c)	20,462	1,016,347
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
August 31, 2025
	Shares	Value
Energy-(continued)
Viper Energy, Inc., Class A(c)	8,074	$320,513
Weatherford International PLC	39,242	2,499,912
		53,103,026
Financials-13.00%
Affiliated Managers Group, Inc.	4,245	954,361
Ally Financial, Inc.	161,067	6,611,800
American Financial Group, Inc.(c)	25,631	3,482,228
Annaly Capital Management, Inc.(c)	125,894	2,667,694
Associated Banc-Corp	33,736	909,860
Bank OZK	23,258	1,220,347
Brighthouse Financial, Inc.(b)	47,418	2,240,975
Cadence Bank(c)	35,930	1,352,405
Carlyle Group, Inc. (The)(c)	46,083	2,975,119
CNO Financial Group, Inc.	43,989	1,736,246
Columbia Banking System, Inc.	47,730	1,277,732
Comerica, Inc.	31,016	2,189,109
Commerce Bancshares, Inc.	11,651	721,663
Cullen/Frost Bankers, Inc.	8,475	1,093,529
East West Bancorp, Inc.	18,438	1,938,571
Equitable Holdings, Inc.	107,118	5,705,105
Essent Group Ltd.	8,028	503,677
Euronet Worldwide, Inc.(b)	13,602	1,267,570
Evercore, Inc., Class A	4,763	1,531,543
F.N.B. Corp.	69,876	1,166,231
Federated Hermes, Inc., Class B	14,866	789,385
Fidelity National Financial, Inc.(c)	90,513	5,419,013
First American Financial Corp.(c)	39,623	2,615,118
First Financial Bankshares, Inc.	7,926	294,609
First Horizon Corp.	95,453	2,157,238
FirstCash Holdings, Inc.	9,852	1,450,904
Flagstar Financial, Inc.	202,554	2,596,742
Glacier Bancorp, Inc.(c)	11,259	553,380
Hamilton Lane, Inc., Class A(c)	1,816	280,281
Hancock Whitney Corp.	14,024	882,390
Hanover Insurance Group, Inc. (The)(c)	14,227	2,468,100
Home BancShares, Inc.(c)	19,509	580,588
Houlihan Lokey, Inc.	5,234	1,042,875
International Bancshares Corp.	6,109	437,038
Janus Henderson Group PLC	26,682	1,182,546
Jefferies Financial Group, Inc.	69,748	4,523,158
Kemper Corp.	28,428	1,525,162
Kinsale Capital Group, Inc.	1,372	627,621
MGIC Investment Corp.	17,381	483,713
Morningstar, Inc.	2,909	763,380
Old National Bancorp	53,819	1,231,917
Old Republic International Corp.	86,897	3,473,273
Pinnacle Financial Partners, Inc.	10,724	1,042,587
Primerica, Inc.	4,741	1,276,941
Prosperity Bancshares, Inc.	9,833	679,755
Reinsurance Group of America, Inc.	40,543	7,897,371
RenaissanceRe Holdings Ltd. (Bermuda)	19,829	4,818,249
RLI Corp.	9,047	612,753
Ryan Specialty Holdings, Inc., Class A	15,574	880,398
SEI Investments Co.	9,898	873,796
Selective Insurance Group, Inc.	22,197	1,736,471
Shift4 Payments, Inc., Class A(b)(c)	13,795	1,247,482
SLM Corp.	36,451	1,140,187
SouthState Corp.	10,727	1,094,798
Starwood Property Trust, Inc.(c)	34,403	697,349
	Shares	Value
Financials-(continued)
Stifel Financial Corp.	23,878	$2,752,895
Synovus Financial Corp.	26,438	1,364,465
Texas Capital Bancshares, Inc.(b)	9,717	841,201
UMB Financial Corp.	10,946	1,334,317
United Bankshares, Inc.	17,088	655,154
Unum Group	62,286	4,351,300
Valley National Bancorp	150,631	1,575,600
Voya Financial, Inc.(c)	45,634	3,426,657
Webster Financial Corp.	29,775	1,852,601
Western Alliance Bancorporation	26,067	2,334,300
Western Union Co. (The)(c)	171,224	1,484,512
WEX, Inc.(b)	7,035	1,205,447
Wintrust Financial Corp.	12,629	1,733,835
Zions Bancorporation N.A.(c)	39,197	2,273,818
		128,108,435
Health Care-4.13%
Acadia Healthcare Co., Inc.(b)(c)	52,483	1,205,010
Avantor, Inc.(b)	190,024	2,559,623
BioMarin Pharmaceutical, Inc.(b)	19,378	1,129,156
Bio-Rad Laboratories, Inc., Class A(b)(c)	4,205	1,252,585
Bruker Corp.(c)	32,853	1,116,345
Chemed Corp.	1,731	792,711
Cytokinetics, Inc.(b)(c)	314	11,094
DENTSPLY SIRONA, Inc.(c)	87,437	1,250,349
Doximity, Inc., Class A(b)	3,740	254,096
Encompass Health Corp.	17,579	2,140,419
Ensign Group, Inc. (The)(c)	11,270	1,935,961
Envista Holdings Corp.(b)(c)	49,303	1,044,238
Exelixis, Inc.(b)	21,024	786,718
Globus Medical, Inc., Class A(b)(c)	15,638	958,140
Haemonetics Corp.(b)(c)	7,188	392,034
Halozyme Therapeutics, Inc.(b)	7,834	573,057
HealthEquity, Inc.(b)	4,566	407,881
Hims & Hers Health, Inc.(b)(c)	11,738	497,104
Illumina, Inc.(b)	18,799	1,879,148
Jazz Pharmaceuticals PLC(b)(c)	14,072	1,797,698
Lantheus Holdings, Inc.(b)(c)	7,189	394,676
LivaNova PLC(b)	10,323	581,908
Masimo Corp.(b)(c)	4,526	632,327
Medpace Holdings, Inc.(b)(c)	2,713	1,290,059
Neurocrine Biosciences, Inc.(b)(c)	7,349	1,025,920
Option Care Health, Inc.(b)	62,070	1,780,168
Penumbra, Inc.(b)(c)	1,877	511,745
Perrigo Co. PLC	60,672	1,440,353
Repligen Corp.(b)(c)	1,847	225,925
Roivant Sciences Ltd.(b)(c)	2,832	33,786
Sotera Health Co.(b)(c)	34,854	570,560
Tenet Healthcare Corp.(b)	48,643	8,966,364
United Therapeutics Corp.(b)(c)	4,128	1,258,049
		40,695,207
Industrials-22.31%
AAON, Inc.	6,290	521,756
Acuity, Inc.	5,474	1,787,097
Advanced Drainage Systems, Inc.	9,499	1,367,571
AECOM	54,714	6,833,231
AGCO Corp.	40,363	4,366,873
Alaska Air Group, Inc.(b)(c)	98,480	6,182,574
American Airlines Group, Inc.(b)(c)	1,871,882	25,027,062
Applied Industrial Technologies, Inc.	7,433	1,959,190
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
August 31, 2025
	Shares	Value
Industrials-(continued)
Avis Budget Group, Inc.(b)(c)	35,206	$5,570,645
Brink’s Co. (The)	22,757	2,549,694
BWX Technologies, Inc.	7,778	1,260,347
CACI International, Inc., Class A(b)(c)	7,267	3,486,125
Carlisle Cos., Inc.(c)	5,173	1,996,209
Chart Industries, Inc.(b)	11,117	2,216,285
Clean Harbors, Inc.(b)(c)	10,004	2,423,069
CNH Industrial N.V.(c)	557,266	6,380,696
Comfort Systems USA, Inc.	5,652	3,975,504
Concentrix Corp.(c)	64,403	3,397,902
Core & Main, Inc., Class A(b)	50,775	3,286,158
Crane Co.	4,634	858,680
Curtiss-Wright Corp.	2,589	1,237,930
Donaldson Co., Inc.(c)	19,803	1,577,705
EMCOR Group, Inc.	12,176	7,549,120
EnerSys	15,305	1,571,058
ESAB Corp.	8,263	953,302
ExlService Holdings, Inc.(b)	15,112	661,603
Exponent, Inc.	2,788	199,007
Flowserve Corp.	37,448	2,009,460
Fluor Corp.(b)	127,303	5,221,969
Fortune Brands Innovations, Inc.(c)	33,564	1,964,165
FTI Consulting, Inc.(b)	8,703	1,467,674
GATX Corp.(c)	3,953	665,329
Genpact Ltd.	41,977	1,903,237
Graco, Inc.(c)	9,507	811,803
GXO Logistics, Inc.(b)(c)	107,326	5,650,714
Hexcel Corp.(c)	12,657	799,290
Insperity, Inc.	41,836	2,310,184
ITT, Inc.	9,068	1,543,827
KBR, Inc.	57,434	2,898,120
Kirby Corp.(b)(c)	10,899	1,059,383
Knight-Swift Transportation Holdings, Inc.	65,234	2,863,773
Landstar System, Inc.	13,172	1,743,051
Lincoln Electric Holdings, Inc.	7,535	1,828,217
ManpowerGroup, Inc.(c)	158,293	6,711,623
MasTec, Inc.(b)	29,312	5,325,697
Maximus, Inc.(c)	29,425	2,587,046
Middleby Corp. (The)(b)(c)	9,973	1,364,805
MSA Safety, Inc.	4,199	716,349
MSC Industrial Direct Co., Inc., Class A(c)	17,318	1,562,603
Mueller Industries, Inc.	18,965	1,819,502
Nextracker, Inc., Class A(b)(c)	18,645	1,254,063
nVent Electric PLC	17,984	1,625,574
Oshkosh Corp.	36,342	5,064,985
Owens Corning	31,174	4,681,400
Parsons Corp.(b)(c)	37,330	2,990,133
Paylocity Holding Corp.(b)	3,155	565,471
RB Global, Inc. (Canada)(c)	15,299	1,752,347
RBC Bearings, Inc.(b)	1,647	642,264
Regal Rexnord Corp.	15,741	2,350,604
Ryder System, Inc.	32,308	6,058,396
Saia, Inc.(b)(c)	4,812	1,426,566
Science Applications International Corp.(c)	27,721	3,262,762
Sensata Technologies Holding PLC	51,221	1,666,731
Simpson Manufacturing Co., Inc.(c)	5,415	1,034,915
Terex Corp.(c)	39,770	1,986,114
Tetra Tech, Inc.	58,816	2,142,079
Timken Co. (The)(c)	24,180	1,867,421
Toro Co. (The)	24,850	2,014,341
	Shares	Value
Industrials-(continued)
Trex Co., Inc.(b)(c)	7,677	$473,134
UFP Industries, Inc.	25,912	2,616,335
Valmont Industries, Inc.	4,842	1,777,595
Watsco, Inc.(c)	6,466	2,601,789
Watts Water Technologies, Inc., Class A	3,484	964,720
WESCO International, Inc.	46,967	10,325,225
Woodward, Inc.	5,514	1,360,965
XPO, Inc.(b)(c)	25,265	3,276,871
		219,807,014
Information Technology-9.67%
Allegro MicroSystems, Inc. (Japan)(b)(c)	9,081	280,149
Amkor Technology, Inc.	118,475	2,865,910
AppFolio, Inc., Class A(b)	1,378	382,230
Arrow Electronics, Inc.(b)	85,407	10,789,466
ASGN, Inc.(b)	28,502	1,546,233
Avnet, Inc.(c)	164,261	8,963,723
Belden, Inc.	8,738	1,137,688
BILL Holdings, Inc.(b)	12,307	571,291
Blackbaud, Inc.(b)	7,011	467,704
Ciena Corp.(b)(c)	22,429	2,107,653
Cirrus Logic, Inc.(b)	6,998	799,102
Cognex Corp.	11,290	496,083
Coherent Corp.(b)(c)	26,379	2,386,508
Commvault Systems, Inc.(b)	2,019	376,836
Crane NXT Co.	10,217	610,261
DocuSign, Inc.(b)	15,146	1,161,092
Dolby Laboratories, Inc., Class A	6,603	473,303
Dropbox, Inc., Class A(b)(c)	33,894	984,960
Dynatrace, Inc.(b)(c)	11,919	603,101
Entegris, Inc.(c)	15,680	1,313,043
Fabrinet (Thailand)(b)(c)	5,120	1,696,205
Flex Ltd.(b)	225,971	12,116,565
Guidewire Software, Inc.(b)	1,710	371,104
IPG Photonics Corp.(b)(c)	5,332	436,264
Kyndryl Holdings, Inc.(b)(c)	142,792	4,539,358
Lattice Semiconductor Corp.(b)(c)	3,624	240,561
Littelfuse, Inc.	3,748	973,843
Lumentum Holdings, Inc.(b)(c)	6,799	902,975
MACOM Technology Solutions Holdings, Inc.(b)	2,436	312,173
Manhattan Associates, Inc.(b)	2,182	470,090
MKS, Inc.	14,929	1,542,763
Novanta, Inc.(b)	2,827	329,091
Okta, Inc.(b)(c)	10,114	938,276
Onto Innovation, Inc.(b)(c)	3,894	412,764
Pegasystems, Inc.(c)	12,380	671,120
Power Integrations, Inc.	2,840	128,084
Pure Storage, Inc., Class A(b)(c)	22,450	1,742,344
Qualys, Inc.(b)	1,656	224,901
Rambus, Inc.(b)	3,728	275,015
Silicon Laboratories, Inc.(b)	1,805	242,502
Synaptics, Inc.(b)(c)	6,104	426,425
TD SYNNEX Corp.(c)	178,236	26,391,405
Universal Display Corp.(c)	1,518	210,380
Vontier Corp.	30,911	1,326,391
		95,236,935
Materials-6.66%
Alcoa Corp.(c)	171,835	5,531,369
AptarGroup, Inc.(c)	8,859	1,233,793
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
August 31, 2025
	Shares	Value
Materials-(continued)
Ashland, Inc.	13,882	$779,474
ATI, Inc.(b)	20,376	1,579,955
Avient Corp.	34,392	1,286,261
Axalta Coating Systems Ltd.(b)	65,700	2,053,782
Cabot Corp.	19,063	1,554,778
Carpenter Technology Corp.	4,531	1,091,427
Cleveland-Cliffs, Inc.(b)(c)	966,273	10,387,435
Commercial Metals Co.	61,309	3,535,690
Crown Holdings, Inc.	45,418	4,513,641
Eagle Materials, Inc.	4,359	1,006,493
Graphic Packaging Holding Co.	151,978	3,384,550
Greif, Inc., Class A	32,520	2,123,881
Knife River Corp.(b)	13,133	1,063,773
Louisiana-Pacific Corp.(c)	12,538	1,192,489
NewMarket Corp.	1,601	1,323,963
Olin Corp.(c)	115,381	2,729,914
Reliance, Inc.	17,025	5,033,612
Royal Gold, Inc.	1,654	297,025
RPM International, Inc.	24,327	3,048,416
Scotts Miracle-Gro Co. (The)(c)	20,659	1,264,744
Silgan Holdings, Inc.	42,610	1,999,261
Sonoco Products Co.	54,194	2,560,667
Westlake Corp.	57,397	5,040,605
		65,616,998
Real Estate-2.45%
Agree Realty Corp.	3,197	232,550
American Homes 4 Rent, Class A	18,596	666,109
Brixmor Property Group, Inc.	19,332	541,103
COPT Defense Properties(c)	9,895	284,778
Cousins Properties, Inc.(c)	11,240	331,468
CubeSmart	9,438	386,203
EastGroup Properties, Inc.	1,455	246,710
EPR Properties	4,635	251,449
Equity LifeStyle Properties, Inc.(c)	9,302	560,818
First Industrial Realty Trust, Inc.	5,202	273,625
Gaming and Leisure Properties, Inc.	12,349	592,875
Healthcare Realty Trust, Inc.(c)	31,909	554,578
Independence Realty Trust, Inc.(c)	13,097	237,187
Jones Lang LaSalle, Inc.(b)	38,693	11,823,420
Kilroy Realty Corp.(c)	11,986	498,498
Kite Realty Group Trust(c)	14,624	333,720
Lamar Advertising Co., Class A(c)	6,908	879,043
National Storage Affiliates Trust(c)	8,489	273,600
NNN REIT, Inc.(c)	7,899	338,946
Omega Healthcare Investors, Inc.(c)	11,181	475,975
Park Hotels & Resorts, Inc.(c)	93,134	1,095,256
PotlatchDeltic Corp.	10,474	440,222
	Shares	Value
Real Estate-(continued)
Rayonier, Inc.(c)	19,248	$505,837
Rexford Industrial Realty, Inc.(c)	10,060	416,585
Sabra Health Care REIT, Inc.(c)	14,692	280,764
STAG Industrial, Inc.	8,151	300,364
Vornado Realty Trust(c)	16,695	634,911
W.P. Carey, Inc.	9,563	641,677
		24,098,271
Utilities-1.57%
ALLETE, Inc.	8,845	567,407
Black Hills Corp.	14,566	871,193
Essential Utilities, Inc.	22,465	887,592
IDACORP, Inc.(c)	6,009	751,726
National Fuel Gas Co.(c)	8,891	771,205
New Jersey Resources Corp.(c)	17,229	814,759
NorthWestern Energy Group, Inc.	10,833	623,006
OGE Energy Corp.(c)	27,188	1,214,216
ONE Gas, Inc.(c)	11,578	885,717
Ormat Technologies, Inc.(c)	4,193	385,295
Portland General Electric Co.	29,554	1,264,320
Southwest Gas Holdings, Inc.	25,566	2,042,212
Spire, Inc.	12,552	961,483
TXNM Energy, Inc.	13,438	761,128
UGI Corp.(c)	77,990	2,701,574
		15,502,833
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $843,969,160)		984,833,609
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.17%
Invesco Private Government Fund, 4.28%(d)(e)(f)	51,296,858	51,296,858
Invesco Private Prime Fund, 4.46%(d)(e)(f)	137,520,381	137,561,637
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $188,846,212)		188,858,495
TOTAL INVESTMENTS IN SECURITIES-119.13% (Cost $1,032,815,372)		1,173,692,104
OTHER ASSETS LESS LIABILITIES-(19.13)%		(188,492,831)
NET ASSETS-100.00%		$985,199,273

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
August 31, 2025

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$128,678	$23,308,378	$(23,437,056)	$-	$-	$-	$20,012
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,740,449	344,687,019	(322,130,610)	-	-	51,296,858	1,738,761 *
Invesco Private Prime Fund	73,657,884	708,226,768	(644,316,248)	6,090	(12,857)	137,561,637	4,664,761 *
Total	$102,527,011	$1,076,222,165	$(989,883,914)	$6,090	$(12,857)	$188,858,495	$6,423,534

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap 600 Revenue ETF (RWJ)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-3.37%
Angi, Inc.(b)(c)	71,592	$1,268,610
Cable One, Inc.(c)	12,252	1,978,453
CarGurus, Inc.(b)(c)	29,198	1,010,251
Cars.com, Inc.(b)	70,660	922,113
Cinemark Holdings, Inc.	99,345	2,563,101
Cogent Communications Holdings, Inc.(c)	22,234	850,006
Gogo, Inc.(b)(c)	51,800	568,764
IAC, Inc.(b)(c)	98,515	3,607,619
John Wiley & Sons, Inc., Class A	46,304	1,879,016
Lumen Technologies, Inc.(b)	3,332,589	16,562,967
Madison Square Garden Sports Corp., Class A(b)	5,880	1,163,299
QuinStreet, Inc.(b)	68,525	1,074,472
Scholastic Corp.	88,777	2,278,018
Shenandoah Telecommunications Co.(c)	26,252	347,839
Shutterstock, Inc.	53,589	1,121,618
TechTarget, Inc.(b)(c)	41,062	242,266
TEGNA, Inc.	192,902	4,089,523
Telephone and Data Systems, Inc.(c)	151,422	6,070,508
Thryv Holdings, Inc.(b)(c)	60,097	772,848
TripAdvisor, Inc.(b)(c)	138,022	2,404,343
Yelp, Inc.(b)	41,669	1,317,574
Ziff Davis, Inc.(b)(c)	44,249	1,690,754
		53,783,962
Consumer Discretionary-25.54%
Academy Sports & Outdoors, Inc.(c)	139,202	7,454,267
Acushnet Holdings Corp.	35,740	2,739,471
Adient PLC(b)(c)	813,551	20,176,065
Adtalem Global Education, Inc.(b)	15,361	2,011,523
Advance Auto Parts, Inc.(c)	194,303	11,850,540
American Axle & Manufacturing Holdings, Inc.(b)(c)	1,392,767	8,105,904
American Eagle Outfitters, Inc.(c)	555,384	7,186,669
Asbury Automotive Group, Inc.(b)(c)	74,981	18,860,721
BJ’s Restaurants, Inc.(b)	32,974	1,106,607
Bloomin’ Brands, Inc.(c)	531,288	3,904,967
Boot Barn Holdings, Inc.(b)(c)	12,475	2,217,681
BorgWarner, Inc.	442,099	18,904,153
Brinker International, Inc.(b)	30,950	4,827,581
Buckle, Inc. (The)	29,801	1,686,439
Caleres, Inc.(c)	210,765	3,161,475
Carter’s, Inc.(c)	92,445	2,640,229
Cavco Industries, Inc.(b)	4,999	2,651,920
Century Communities, Inc.	83,655	5,511,191
Champion Homes, Inc.(b)	40,200	3,033,492
Cheesecake Factory, Inc. (The)(c)	66,574	4,091,638
Cracker Barrel Old Country Store, Inc.(c)	66,885	4,001,061
Dana, Inc.	594,125	11,977,560
Dave & Buster’s Entertainment, Inc.(b)(c)	74,242	1,905,792
Dorman Products, Inc.(b)	17,069	2,761,593
Dream Finders Homes, Inc., Class A(b)(c)	213,537	5,934,193
Ethan Allen Interiors, Inc.	24,557	724,677
Etsy, Inc.(b)	49,545	2,626,380
Foot Locker, Inc.(b)(c)	347,462	8,582,311
Fox Factory Holding Corp.(b)	53,979	1,561,612
Frontdoor, Inc.(b)	35,642	2,165,251
	Shares	Value
Consumer Discretionary-(continued)
Gentherm, Inc.(b)(c)	54,656	$2,009,701
G-III Apparel Group Ltd.(b)(c)	153,635	4,148,145
Golden Entertainment, Inc.(c)	24,972	621,054
Green Brick Partners, Inc.(b)(c)	37,506	2,619,419
Group 1 Automotive, Inc.(c)	50,374	23,412,828
Guess?, Inc.(c)	263,203	4,424,442
Hanesbrands, Inc.(b)	779,598	4,919,263
Helen of Troy Ltd.(b)(c)	70,854	1,739,466
Installed Building Products, Inc.	18,229	4,772,717
Jack in the Box, Inc.(c)	81,204	1,567,237
Kohl’s Corp.(c)	1,945,660	29,301,640
Kontoor Brands, Inc.	41,845	3,232,526
La-Z-Boy, Inc.	54,980	2,032,611
LCI Industries	44,728	4,715,226
Leggett & Platt, Inc.	477,181	4,585,709
LGI Homes, Inc.(b)(c)	43,654	2,702,619
M/I Homes, Inc.(b)(c)	42,976	6,328,646
MarineMax, Inc.(b)(c)	101,543	2,675,658
Meritage Homes Corp.(c)	101,789	7,907,987
Mister Car Wash, Inc.(b)(c)	164,632	940,049
Monarch Casino & Resort, Inc.	6,532	681,484
Monro, Inc.(c)	80,892	1,341,189
National Vision Holdings, Inc.(b)(c)	91,370	2,096,028
Newell Brands, Inc.	1,401,907	8,299,289
Oxford Industries, Inc.(c)	32,123	1,415,018
Papa John’s International, Inc.(c)	42,234	2,057,218
Patrick Industries, Inc.	44,292	4,954,060
PENN Entertainment, Inc.(b)(c)	419,830	8,493,161
Perdoceo Education Corp.	23,854	780,980
PHINIA, Inc.	80,239	4,692,377
Sabre Corp.(b)(c)	1,101,487	1,971,662
Sally Beauty Holdings, Inc.(b)(c)	430,264	5,963,459
Shake Shack, Inc., Class A(b)	10,653	1,129,218
Shoe Carnival, Inc.	62,152	1,298,977
Signet Jewelers Ltd.(c)	90,429	7,962,273
Six Flags Entertainment Corp.(b)(c)	92,985	2,109,830
Sonic Automotive, Inc., Class A	201,111	16,529,313
Sonos, Inc.(b)	153,897	2,142,246
Standard Motor Products, Inc.(c)	53,138	2,062,286
Steven Madden Ltd.	98,468	2,859,511
Strategic Education, Inc.	15,455	1,257,264
Stride, Inc.(b)(c)	17,034	2,779,778
Sturm, Ruger & Co., Inc.(c)	15,003	520,154
Topgolf Callaway Brands Corp.(b)(c)	571,539	5,463,913
Tri Pointe Homes, Inc.(b)(c)	147,244	5,202,131
Upbound Group, Inc.	177,487	4,509,945
Urban Outfitters, Inc.(b)(c)	87,420	5,864,134
Victoria’s Secret & Co.(b)(c)	315,648	7,266,217
Winnebago Industries, Inc.	88,161	3,172,033
Wolverine World Wide, Inc.(c)	102,731	3,281,228
XPEL, Inc.(b)(c)(d)	12,111	450,045
		407,626,327
Consumer Staples-8.21%
Andersons, Inc. (The)	336,388	13,758,269
B&G Foods, Inc.(c)	440,616	1,987,178
Cal-Maine Foods, Inc.	43,469	5,026,755
Central Garden & Pet Co.(b)(c)	47,129	1,716,909
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2025
	Shares	Value
Consumer Staples-(continued)
Central Garden & Pet Co., Class A(b)	53,293	$1,760,268
Chefs’ Warehouse, Inc. (The)(b)	66,855	4,221,225
Edgewell Personal Care Co.	93,029	2,234,557
Energizer Holdings, Inc.(c)	141,131	3,889,570
Fresh Del Monte Produce, Inc.	139,650	5,066,502
Freshpet, Inc.(b)(c)	13,978	780,252
Grocery Outlet Holding Corp.(b)(c)	357,151	6,468,005
Interparfums, Inc.	11,067	1,272,041
J&J Snack Foods Corp.	14,600	1,628,922
John B. Sanfilippo & Son, Inc.	18,335	1,189,941
MGP Ingredients, Inc.(c)	24,259	717,339
National Beverage Corp.(b)(c)	27,347	1,149,941
PriceSmart, Inc.	50,239	5,388,635
Simply Good Foods Co. (The)(b)(c)	45,257	1,295,708
SpartanNash Co.	567,730	15,215,164
Tootsie Roll Industries, Inc.(c)	22,555	906,936
TreeHouse Foods, Inc.(b)(c)	161,999	2,971,062
United Natural Foods, Inc.(b)(c)	1,549,138	43,809,623
Universal Corp.	51,121	2,860,220
USANA Health Sciences, Inc.(b)	31,069	991,412
WD-40 Co.	2,646	571,642
WK Kellogg Co.	181,650	4,163,418
		131,041,494
Energy-7.55%
Archrock, Inc.	52,645	1,303,490
Atlas Energy Solutions, Inc.(c)	85,203	997,727
Bristow Group, Inc.(b)	45,286	1,743,964
Cactus, Inc., Class A	25,446	1,067,460
California Resources Corp.	76,583	3,804,643
Comstock Resources, Inc.(b)(c)	61,079	985,204
Core Laboratories, Inc.(c)	44,691	514,393
Core Natural Resources, Inc.	39,646	2,944,112
Crescent Energy Co., Class A(c)	361,290	3,446,707
CVR Energy, Inc.(c)	304,309	9,278,381
Dorian LPG Ltd.(c)	16,122	515,582
Helix Energy Solutions Group, Inc.(b)	199,706	1,316,063
Helmerich & Payne, Inc.	180,702	3,774,865
Innovex International, Inc.(b)(c)	48,334	834,245
International Seaways, Inc.	24,006	1,090,353
Liberty Energy, Inc., Class A	334,606	3,764,317
Magnolia Oil & Gas Corp., Class A(c)	59,900	1,490,312
Northern Oil and Gas, Inc.(c)	75,319	1,970,345
Oceaneering International, Inc.(b)(c)	137,184	3,347,290
Par Pacific Holdings, Inc.(b)	348,419	12,069,234
Patterson-UTI Energy, Inc.	859,515	4,993,782
Peabody Energy Corp.(c)	322,685	5,614,719
ProPetro Holding Corp.(b)	230,399	1,175,035
REX American Resources Corp.(b)	14,920	933,544
RPC, Inc.(c)	292,336	1,394,443
SM Energy Co.	117,700	3,360,335
Talos Energy, Inc.(b)(c)	241,720	2,388,194
Tidewater, Inc.(b)(c)	29,915	1,800,883
Vital Energy, Inc.(b)(c)	108,699	1,937,016
World Kinect Corp.(c)	1,516,377	40,654,067
		120,510,705
Financials-12.49%
Acadian Asset Management, Inc.	17,840	909,305
Adamas Trust, Inc.	83,157	600,394
Ameris Bancorp(c)	26,963	1,975,849
	Shares	Value
Financials-(continued)
AMERISAFE, Inc.	7,065	$326,262
Apollo Commercial Real Estate Finance, Inc.(c)	69,387	734,808
Arbor Realty Trust, Inc.(c)	136,071	1,624,688
ARMOUR Residential REIT, Inc.	37,333	571,568
Artisan Partners Asset Management, Inc., Class A(c)	29,284	1,370,198
Assured Guaranty Ltd.	11,249	924,668
Atlantic Union Bankshares Corp., Class B(c)	46,344	1,655,871
Axos Financial, Inc.(b)(c)	28,574	2,606,235
Banc of California, Inc.	136,545	2,310,341
BancFirst Corp.(c)	7,863	1,045,543
Bancorp, Inc. (The)(b)	14,959	1,140,474
Bank of Hawaii Corp.	16,294	1,109,947
BankUnited, Inc.	60,231	2,360,453
Banner Corp.(c)	14,415	966,237
Beacon Financial Corp.	28,969	756,960
BGC Group, Inc., Class A	254,561	2,497,243
Blackstone Mortgage Trust, Inc., Class A(c)	86,850	1,698,786
Bread Financial Holdings, Inc.(c)	92,669	6,133,761
Capitol Federal Financial, Inc.	71,780	465,134
Cathay General Bancorp	32,711	1,632,606
Central Pacific Financial Corp.	13,364	418,560
City Holding Co.	3,423	439,787
Cohen & Steers, Inc.(c)	7,385	545,456
Community Financial System, Inc.(c)	17,772	1,064,365
Customers Bancorp, Inc.(b)(c)	27,497	1,971,260
CVB Financial Corp.(c)	37,363	752,117
Dime Community Bancshares, Inc., Class B	24,933	766,939
Donnelley Financial Solutions, Inc.(b)	14,152	803,409
Eagle Bancorp, Inc.(c)	39,036	758,079
Ellington Financial, Inc.	35,845	488,926
Employers Holdings, Inc.	19,327	836,086
Enact Holdings, Inc.	36,914	1,389,812
Encore Capital Group, Inc.(b)(c)	36,630	1,532,599
Enova International, Inc.(b)	30,542	3,704,745
EVERTEC, Inc.	24,449	872,340
EZCORP, Inc., Class A(b)(c)	92,616	1,543,909
FB Financial Corp.(c)	18,656	1,001,454
First Bancorp	64,448	1,432,679
First Bancorp/Southern Pines NC(c)	13,804	753,560
First Commonwealth Financial Corp.(c)	46,404	823,671
First Financial Bancorp	54,118	1,433,045
First Hawaiian, Inc.(c)	50,821	1,318,805
Franklin BSP Realty Trust, Inc.(c)	51,108	590,297
Fulton Financial Corp.	114,097	2,243,147
Genworth Financial, Inc., Class A(b)	1,078,292	9,240,962
Goosehead Insurance, Inc., Class A(c)	3,191	270,310
HA Sustainable Infrastructure Capital, Inc.(c)	14,664	414,111
Hanmi Financial Corp.	19,219	483,550
HCI Group, Inc.	5,183	864,058
Heritage Financial Corp.	14,713	359,586
Hilltop Holdings, Inc.(c)	52,519	1,842,367
Hope Bancorp, Inc.	98,631	1,097,763
Horace Mann Educators Corp.	40,171	1,847,063
Independent Bank Corp.(c)	15,870	1,134,864
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2025
	Shares	Value
Financials-(continued)
Jackson Financial, Inc., Class A	93,162	$9,204,406
KKR Real Estate Finance Trust, Inc.(c)	61,495	592,197
Lakeland Financial Corp.(c)	7,470	511,321
Lincoln National Corp.(c)	584,043	25,072,966
Mercury General Corp.	91,667	7,088,609
Moelis & Co., Class A(c)	23,383	1,686,148
Mr. Cooper Group, Inc.(b)	15,828	2,984,053
National Bank Holdings Corp., Class A	16,898	662,740
Navient Corp.	296,980	4,071,596
NBT Bancorp, Inc.	20,033	886,861
NCR Atleos Corp.(b)(c)	160,652	6,365,032
NMI Holdings, Inc., Class A(b)	17,513	689,137
Northwest Bancshares, Inc.(c)	65,618	830,068
OFG Bancorp	22,153	991,347
Palomar Holdings, Inc.(b)	4,116	506,350
Park National Corp.(c)	4,242	728,648
Pathward Financial, Inc.	10,771	855,971
Payoneer Global, Inc.(b)	152,772	1,061,765
PennyMac Mortgage Investment Trust(c)	120,957	1,488,981
Piper Sandler Cos.	6,299	2,102,543
PJT Partners, Inc., Class A	10,104	1,808,616
PRA Group, Inc.(b)	80,116	1,369,182
Preferred Bank(c)	6,335	598,024
ProAssurance Corp.(b)	52,054	1,239,406
PROG Holdings, Inc.	89,256	3,145,381
Provident Financial Services, Inc.(c)	79,624	1,579,740
Radian Group, Inc.	40,065	1,397,467
Ready Capital Corp.(c)	192,387	819,569
Redwood Trust, Inc.(c)	192,388	1,177,415
Renasant Corp.(c)	32,085	1,255,486
S&T Bancorp, Inc.(c)	15,718	621,018
Safety Insurance Group, Inc.	15,265	1,129,763
Seacoast Banking Corp. of Florida(c)	33,253	1,034,501
ServisFirst Bancshares, Inc.(c)	14,083	1,241,416
Simmons First National Corp., Class A(c)	80,370	1,670,089
SiriusPoint Ltd. (Sweden)(b)	146,542	2,743,266
Southside Bancshares, Inc.(c)	16,659	520,427
Stellar Bancorp, Inc.(c)	23,623	730,423
StepStone Group, Inc., Class A	21,837	1,355,204
Stewart Information Services Corp.(c)	42,882	3,123,525
StoneX Group, Inc.(b)(c)	24,922	2,546,281
Tompkins Financial Corp.	7,570	530,960
Triumph Financial, Inc.(b)(c)	8,622	530,167
Trupanion, Inc.(b)(c)	27,012	1,252,276
TrustCo Bank Corp.	8,641	343,825
Trustmark Corp.	28,335	1,141,050
Two Harbors Investment Corp.(c)	74,295	742,950
United Community Banks, Inc.	53,679	1,792,879
United Fire Group, Inc.	48,196	1,481,545
Veritex Holdings, Inc.	33,282	1,143,237
Virtu Financial, Inc., Class A	72,426	3,036,098
Virtus Investment Partners, Inc.	5,265	1,060,529
WaFd, Inc.	55,004	1,729,876
Walker & Dunlop, Inc.	16,756	1,425,098
Westamerica Bancorporation	6,578	328,966
WisdomTree, Inc.	45,000	612,450
World Acceptance Corp.(b)(c)	3,827	656,063
WSFS Financial Corp.	27,740	1,616,965
		199,368,884
	Shares	Value
Health Care-5.98%
Acadia Pharmaceuticals, Inc.(b)	47,227	$1,227,430
AdaptHealth Corp.(b)(c)	396,187	3,759,815
Addus HomeCare Corp.(b)	11,436	1,317,084
ADMA Biologics, Inc.(b)	22,124	381,860
Alkermes PLC(b)	51,328	1,486,972
AMN Healthcare Services, Inc.(b)	137,155	2,850,081
Amphastar Pharmaceuticals, Inc.(b)(c)	29,609	906,628
ANI Pharmaceuticals, Inc.(b)(c)	11,420	1,067,770
Arcus Biosciences, Inc.(b)(c)	16,390	173,570
Arrowhead Pharmaceuticals, Inc.(b)	34,468	759,330
Artivion, Inc.(b)(c)	14,235	625,344
Astrana Health, Inc.(b)(c)	90,524	2,893,147
Avanos Medical, Inc.(b)	59,046	705,009
Azenta, Inc.(b)(c)	21,669	661,771
BioLife Solutions, Inc.(b)(c)	4,776	119,639
Catalyst Pharmaceuticals, Inc.(b)	22,164	456,357
Certara, Inc.(b)(c)	34,267	371,454
Collegium Pharmaceutical, Inc.(b)	23,654	917,775
Concentra Group Holdings Parent, Inc.	93,468	2,224,538
CONMED Corp.(c)	24,366	1,324,536
Corcept Therapeutics, Inc.(b)	10,174	709,331
CorVel Corp.(b)	8,772	781,147
Cytek Biosciences, Inc.(b)(c)	60,543	250,648
Dynavax Technologies Corp.(b)(c)	30,607	309,743
Embecta Corp.	112,768	1,632,881
Enovis Corp.(b)(c)	68,216	2,107,874
Fortrea Holdings, Inc.(b)	527,398	5,194,870
Glaukos Corp.(b)	4,366	418,350
Harmony Biosciences Holdings, Inc.(b)	22,338	824,049
HealthStream, Inc.	11,140	312,811
ICU Medical, Inc.(b)	19,048	2,431,668
Innoviva, Inc.(b)(c)	18,906	386,250
Inspire Medical Systems, Inc.(b)(c)	6,688	626,599
Integer Holdings Corp.(b)	15,490	1,670,906
Integra LifeSciences Holdings Corp.(b)(c)	135,771	2,054,215
Krystal Biotech, Inc.(b)(c)	2,522	372,499
LeMaitre Vascular, Inc.	2,849	271,695
Ligand Pharmaceuticals, Inc.(b)(c)	1,665	269,247
Merit Medical Systems, Inc.(b)	15,548	1,407,716
Mesa Laboratories, Inc.	2,384	161,516
Myriad Genetics, Inc.(b)	169,510	1,079,779
National HealthCare Corp.	13,780	1,563,754
Neogen Corp.(b)(c)	167,830	965,022
NeoGenomics, Inc.(b)(c)	90,755	796,829
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	785	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(e)	785	0
Omnicell, Inc.(b)	39,451	1,285,708
Organon & Co.	664,488	6,259,477
Owens & Minor, Inc.(b)(c)	1,451,103	7,110,405
Pacira BioSciences, Inc.(b)(c)	30,531	814,262
Pediatrix Medical Group, Inc.(b)	147,345	2,535,807
Phibro Animal Health Corp., Class A	51,655	1,914,851
Premier, Inc., Class A	51,670	1,338,253
Prestige Consumer Healthcare, Inc.(b)	14,166	963,855
Privia Health Group, Inc.(b)	82,989	1,912,067
Progyny, Inc.(b)(c)	59,290	1,403,394
Protagonist Therapeutics, Inc.(b)	4,003	236,377
QuidelOrtho Corp.(b)(c)	94,688	2,716,599
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2025
	Shares	Value
Health Care-(continued)
RadNet, Inc.(b)(c)	34,589	$2,482,107
Schrodinger, Inc.(b)(c)	9,073	177,014
Select Medical Holdings Corp.	435,816	5,669,966
Simulations Plus, Inc.(b)(c)	3,128	44,324
STAAR Surgical Co., (Acquired 09/15/2023 - 08/26/2025; Cost $559,516)(b)(c)(f)	16,892	462,165
Supernus Pharmaceuticals, Inc.(b)	21,362	963,853
Tandem Diabetes Care, Inc.(b)(c)	48,273	603,895
Teleflex, Inc.	26,050	3,292,980
TG Therapeutics, Inc.(b)(c)	10,690	313,538
TransMedics Group, Inc.(b)(c)	3,626	416,845
U.S. Physical Therapy, Inc.	9,422	780,990
UFP Technologies, Inc.(b)(c)	2,466	518,255
Vericel Corp.(b)(c)	5,648	205,361
Vir Biotechnology, Inc.(b)	4,247	20,980
Xencor, Inc.(b)	14,163	115,145
		95,387,982
Industrials-18.10%
AAR Corp.(b)	42,034	3,180,292
ABM Industries, Inc.	194,588	9,567,892
Air Lease Corp., Class A	47,992	2,889,598
Alamo Group, Inc.	7,999	1,691,469
Albany International Corp., Class A	18,562	1,178,873
Allegiant Travel Co.(b)(c)	49,621	3,109,252
Amentum Holdings, Inc.(b)	534,979	13,347,726
American Woodmark Corp.(b)	32,816	2,118,929
Apogee Enterprises, Inc.	36,057	1,585,607
ArcBest Corp.(c)	62,601	4,617,450
Arcosa, Inc.	30,918	3,059,336
Armstrong World Industries, Inc.	10,400	2,036,008
Astec Industries, Inc.	34,722	1,607,281
AZZ, Inc.	18,109	2,044,325
Boise Cascade Co.	79,579	6,923,373
Brady Corp., Class A(c)	22,303	1,741,418
CoreCivic, Inc.(b)	96,402	1,955,033
CSG Systems International, Inc.	19,626	1,259,204
CSW Industrials, Inc.(c)	3,050	834,297
Deluxe Corp.	145,686	2,864,187
DNOW, Inc.(b)	169,128	2,706,048
DXP Enterprises, Inc.(b)(c)	24,646	3,077,792
Dycom Industries, Inc.(b)	21,614	5,456,887
Enerpac Tool Group Corp.(c)	14,749	624,473
Enpro, Inc.	5,954	1,302,557
Enviri Corp.(b)(c)	285,160	3,222,308
ESCO Technologies, Inc.	6,086	1,222,738
Everus Construction Group, Inc.(b)(c)	53,631	4,206,816
Federal Signal Corp.	19,906	2,448,239
Forward Air Corp.(b)(c)	138,532	4,160,116
Franklin Electric Co., Inc.	24,571	2,404,518
Gates Industrial Corp. PLC(b)(c)	162,327	4,149,078
GEO Group, Inc. (The)(b)(c)	98,337	2,039,509
Gibraltar Industries, Inc.(b)	23,367	1,462,541
GMS, Inc.(b)	76,380	8,396,453
Granite Construction, Inc.(c)	47,482	5,116,185
Greenbrier Cos., Inc. (The)	80,282	3,743,550
Griffon Corp.	38,334	2,919,517
Hayward Holdings, Inc.(b)	79,830	1,283,666
Healthcare Services Group, Inc.(b)(c)	124,421	1,942,212
	Shares	Value
Industrials-(continued)
Heartland Express, Inc.(c)	119,476	$1,026,299
Heidrick & Struggles International, Inc.	27,214	1,382,743
Hertz Global Holdings, Inc.(b)(c)	1,466,731	8,404,369
Hillenbrand, Inc.	148,139	3,761,249
HNI Corp.	56,173	2,524,415
Hub Group, Inc., Class A	122,286	4,575,942
Insteel Industries, Inc.	16,963	651,040
Interface, Inc.	66,299	1,771,509
JBT Marel Corp.(c)	18,941	2,714,056
JetBlue Airways Corp.(b)(c)	2,013,103	10,770,101
Kadant, Inc.(c)	3,347	1,082,018
Kennametal, Inc.(c)	93,739	2,008,827
Korn Ferry	41,906	3,106,911
Kratos Defense & Security Solutions, Inc.(b)(c)	30,399	2,001,470
Lindsay Corp.	5,002	686,424
Liquidity Services, Inc.(b)	19,010	505,476
Marten Transport Ltd.	74,861	886,354
MasterBrand, Inc.(b)(c)	274,129	3,484,180
Matson, Inc.	32,250	3,355,612
Matthews International Corp., Class A(c)	79,685	1,957,860
Mercury Systems, Inc.(b)(c)	18,013	1,216,778
MillerKnoll, Inc.	216,427	4,568,774
Moog, Inc., Class A	21,906	4,290,290
Mueller Water Products, Inc., Class A	60,219	1,587,373
MYR Group, Inc.(b)	21,826	4,087,355
National Presto Industries, Inc.(c)	4,612	483,430
OPENLANE, Inc.(b)	78,964	2,283,639
Pitney Bowes, Inc.(c)	233,567	2,830,832
Powell Industries, Inc.(c)	5,948	1,583,120
Proto Labs, Inc.(b)(c)	13,417	668,301
Pursuit Attractions and Hospitality, Inc.(b)	33,790	1,260,367
Quanex Building Products Corp.(c)	86,441	1,838,600
Resideo Technologies, Inc.(b)(c)	353,564	12,038,854
Robert Half, Inc.(c)	137,043	5,114,445
Rush Enterprises, Inc., Class A(c)	161,313	9,259,366
RXO, Inc.(b)(c)	336,552	5,495,894
Schneider National, Inc., Class B(c)	236,410	5,844,055
SkyWest, Inc.(b)	39,187	4,757,302
SPX Technologies, Inc.(b)	13,209	2,471,536
Standex International Corp.	5,156	1,052,185
Sterling Infrastructure, Inc.(b)(c)	10,934	3,045,447
Sun Country Airlines Holdings, Inc.(b)	100,786	1,335,414
Sunrun, Inc.(b)(c)	253,942	4,055,454
Tennant Co.	17,820	1,461,953
Titan International, Inc.(b)(c)	215,324	1,899,158
Trinity Industries, Inc.	114,406	3,251,419
UniFirst Corp.	13,786	2,451,427
Verra Mobility Corp., Class A(b)(c)	38,624	959,806
Vestis Corp.	469,356	2,196,586
Vicor Corp.(b)(c)	8,503	434,588
Werner Enterprises, Inc.(c)	114,813	3,312,355
WillScot Holdings Corp.	88,985	2,156,996
Worthington Enterprises, Inc.	20,028	1,317,842
Zurn Elkay Water Solutions Corp.	46,171	2,094,317
		288,858,866
Information Technology-8.80%
A10 Networks, Inc.	15,669	277,498
ACI Worldwide, Inc.(b)	37,603	1,855,708
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2025
	Shares	Value
Information Technology-(continued)
Adeia, Inc.	28,950	$435,408
Advanced Energy Industries, Inc.	12,937	1,936,410
Agilysys, Inc.(b)(c)	2,564	279,784
Alarm.com Holdings, Inc.(b)(c)	17,239	1,010,723
Alpha & Omega Semiconductor Ltd.(b)	28,608	823,052
Arlo Technologies, Inc.(b)(c)	31,472	547,928
Axcelis Technologies, Inc.(b)(c)	14,989	1,199,720
Badger Meter, Inc.	3,690	674,975
Benchmark Electronics, Inc.	72,356	2,936,930
BlackLine, Inc.(b)(c)	12,309	669,240
Box, Inc., Class A(b)	32,349	1,055,548
Calix, Inc.(b)	18,302	1,088,054
CEVA, Inc.(b)(c)	5,302	117,810
CleanSpark, Inc.(b)(c)	56,959	539,402
Clear Secure, Inc., Class A	33,254	1,207,453
Cohu, Inc.(b)	21,665	431,134
Corsair Gaming, Inc.(b)(c)	148,335	1,324,632
CTS Corp.	12,730	540,898
Digi International, Inc.(b)(c)	12,809	444,728
DigitalOcean Holdings, Inc.(b)(c)	29,476	961,507
Diodes, Inc.(b)(c)	27,893	1,518,355
DoubleVerify Holdings, Inc.(b)	48,215	784,458
DXC Technology Co.(b)(c)	856,109	12,370,775
ePlus, Inc.(c)	30,178	2,183,982
Extreme Networks, Inc.(b)	69,212	1,479,753
FormFactor, Inc.(b)(c)	23,046	672,713
Grid Dynamics Holdings, Inc.(b)	31,905	264,492
Harmonic, Inc.(b)(c)	79,345	763,299
Ichor Holdings Ltd.(b)	49,223	829,408
Impinj, Inc.(b)(c)	3,467	649,958
Insight Enterprises, Inc.(b)	67,192	8,745,711
InterDigital, Inc.(c)	3,913	1,063,201
Itron, Inc.(b)	21,120	2,596,493
Knowles Corp.(b)	8,032	171,483
Kulicke & Soffa Industries, Inc. (Singapore)	21,080	790,500
LiveRamp Holdings, Inc.(b)	23,929	668,098
MARA Holdings, Inc.(b)(c)	45,492	726,962
MaxLinear, Inc.(b)	30,738	483,201
N-able, Inc.(b)	61,057	492,119
NCR Voyix Corp.(b)(c)	256,687	3,383,135
NetScout Systems, Inc.(b)	36,573	910,302
OSI Systems, Inc.(b)(c)	7,510	1,727,676
PC Connection, Inc.	46,745	3,001,496
PDF Solutions, Inc.(b)	9,672	197,792
Penguin Solutions, Inc.(b)(c)	68,334	1,648,899
Photronics, Inc.(b)	47,323	1,072,812
Plexus Corp.(b)	31,260	4,282,933
Progress Software Corp.(c)	13,519	625,795
Qorvo, Inc.(b)	47,730	4,329,111
Rogers Corp.(b)	12,034	944,188
Sandisk Corp.(b)	189,175	9,926,012
Sanmina Corp.(b)(c)	95,161	11,183,321
ScanSource, Inc.(b)	75,931	3,314,388
Semtech Corp.(b)(c)	24,077	1,398,633
SiTime Corp.(b)	1,192	288,071
SolarEdge Technologies, Inc.(b)	47,839	1,617,915
Sprinklr, Inc., Class A(b)(c)	99,309	858,030
SPS Commerce, Inc.(b)	5,194	572,898
Teradata Corp.(b)	81,138	1,702,275
	Shares	Value
Information Technology-(continued)
TTM Technologies, Inc.(b)	73,071	$3,256,774
Ultra Clean Holdings, Inc.(b)	105,086	2,524,166
Veeco Instruments, Inc.(b)(c)	34,862	854,816
Viasat, Inc.(b)(c)	437,255	14,136,454
Viavi Solutions, Inc.(b)(c)	117,980	1,330,814
Vishay Intertechnology, Inc.	193,811	2,996,318
Xerox Holdings Corp.(c)	1,179,629	4,694,923
		140,393,450
Materials-5.26%
AdvanSix, Inc.	66,345	1,423,764
Alpha Metallurgical Resources, Inc.(b)(c)	25,004	3,730,347
Balchem Corp.	6,190	1,003,337
Celanese Corp.(c)	183,741	8,751,584
Century Aluminum Co.(b)(c)	131,141	2,928,379
Chemours Co. (The)(c)	519,768	8,004,427
Element Solutions, Inc.	120,736	3,105,330
FMC Corp.(c)	99,319	3,883,373
H.B. Fuller Co.(c)	66,460	4,057,383
Hawkins, Inc.	7,688	1,286,433
Ingevity Corp.(b)(c)	32,131	1,875,808
Innospec, Inc.	21,431	1,877,141
Kaiser Aluminum Corp.(c)	41,558	3,236,121
Koppers Holdings, Inc.	65,242	1,890,713
Materion Corp.(c)	22,600	2,504,080
Metallus, Inc.(b)(c)	76,896	1,263,401
Minerals Technologies, Inc.	37,916	2,481,602
MP Materials Corp.(b)(c)	8,835	628,522
O-I Glass, Inc.(b)(c)	493,855	6,415,176
Quaker Chemical Corp.(c)	15,996	2,320,540
Sealed Air Corp.	176,146	5,719,461
Sensient Technologies Corp.	17,421	1,976,587
Stepan Co.	41,614	2,081,948
SunCoke Energy, Inc.	239,944	1,852,368
Sylvamo Corp.(c)	74,082	3,417,403
Warrior Met Coal, Inc.(c)	29,045	1,775,811
Worthington Steel, Inc.	133,158	4,434,161
		83,925,200
Real Estate-3.69%
Acadia Realty Trust(c)	20,041	401,020
Alexander & Baldwin, Inc.	13,278	256,797
American Assets Trust, Inc.	25,969	542,752
Apple Hospitality REIT, Inc.	129,620	1,692,837
Armada Hoffler Properties, Inc.	94,466	687,713
Brandywine Realty Trust	117,281	499,617
CareTrust REIT, Inc.	11,993	412,679
Centerspace	4,392	261,324
Curbline Properties Corp.(c)	6,091	137,230
Cushman & Wakefield PLC(b)	953,495	15,036,616
DiamondRock Hospitality Co.(c)	153,410	1,313,190
Douglas Emmett, Inc.(c)	70,132	1,136,840
Easterly Government Properties, Inc.(c)	14,144	323,756
Elme Communities	15,506	264,842
Essential Properties Realty Trust, Inc.	15,331	480,167
eXp World Holdings, Inc.(c)	531,115	5,751,975
Four Corners Property Trust, Inc.	10,503	271,923
Getty Realty Corp.(c)	7,494	214,253
Global Net Lease, Inc.(c)	100,639	792,029
Highwoods Properties, Inc.(c)	27,574	869,408
Innovative Industrial Properties, Inc.	5,566	315,370
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2025
	Shares	Value
Real Estate-(continued)
JBG SMITH Properties(c)	30,904	$662,582
Kennedy-Wilson Holdings, Inc.(c)	82,463	725,674
LTC Properties, Inc.(c)	6,184	225,716
LXP Industrial Trust	44,195	401,291
Macerich Co. (The)	62,633	1,152,447
Marcus & Millichap, Inc.	24,342	793,306
Medical Properties Trust, Inc.(c)	220,632	992,844
Millrose Properties, Inc.	164,603	5,812,132
NexPoint Residential Trust, Inc.	7,854	271,042
Outfront Media, Inc.	117,434	2,193,667
Pebblebrook Hotel Trust(c)	160,821	1,791,546
Phillips Edison & Co., Inc.	20,187	710,381
Ryman Hospitality Properties, Inc.(c)	25,769	2,545,720
Safehold, Inc.	25,238	415,418
Saul Centers, Inc.	8,331	284,670
SITE Centers Corp.(c)	25,148	308,817
SL Green Realty Corp.	15,555	884,924
St. Joe Co. (The)	9,129	460,649
Summit Hotel Properties, Inc.	162,580	890,938
Sunstone Hotel Investors, Inc.(c)	109,496	1,038,022
Tanger, Inc.	18,649	637,423
Terreno Realty Corp.(c)	7,290	421,143
Uniti Group, Inc.(b)(c)	178,078	1,121,891
Universal Health Realty Income Trust	2,545	103,302
Urban Edge Properties	25,531	528,236
Veris Residential, Inc.	18,777	295,362
Whitestone REIT	13,249	174,357
Xenia Hotels & Resorts, Inc.	90,677	1,281,266
		58,787,104
Utilities-0.90%
American States Water Co.	8,298	618,450
Avista Corp.(c)	54,222	1,981,272
California Water Service Group	22,001	1,032,507
Chesapeake Utilities Corp.	7,435	918,817
Clearway Energy, Inc., Class A	26,740	753,801
Clearway Energy, Inc., Class C	25,071	747,367
	Shares	Value
Utilities-(continued)
H2O America	15,163	$763,760
MDU Resources Group, Inc.	208,307	3,393,321
MGE Energy, Inc.	8,332	709,470
Middlesex Water Co.	3,634	194,564
Northwest Natural Holding Co.	32,100	1,333,113
Otter Tail Corp.(c)	17,582	1,476,712
Unitil Corp.	9,644	452,882
		14,376,036
Total Common Stocks & Other Equity Interests (Cost $1,390,802,193)		1,594,060,010
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(g)(h) (Cost $935,297)	935,297	935,297
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $1,391,737,490)		1,594,995,307
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.41%
Invesco Private Government Fund, 4.28%(g)(h)(i)	94,544,508	94,544,508
Invesco Private Prime Fund, 4.46%(g)(h)(i)	247,141,457	247,215,599
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $341,738,301)		341,760,107
TOTAL INVESTMENTS IN SECURITIES-121.36% (Cost $1,733,475,791)		1,936,755,414
OTHER ASSETS LESS LIABILITIES-(21.36)%		(340,867,821)
NET ASSETS-100.00%		$1,595,887,593

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2025 represented less than 1% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)	Restricted security. The value of this security at August 31, 2025 represented less than 1% of the Fund’s Net Assets.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2025

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$719,245	$33,067,019	$(32,850,967)	$-	$-	$935,297	$32,442
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	103,441,240	506,273,770	(515,170,502)	-	-	94,544,508	4,785,482 *
Invesco Private Prime Fund	274,073,776	1,138,499,070	(1,165,329,236)	(2,850)	(25,161)	247,215,599	12,795,029 *
Total	$378,234,261	$1,677,839,859	$(1,713,350,705)	$(2,850)	$(25,161)	$342,695,404	$17,612,953

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P Ultra Dividend Revenue ETF (RDIV)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.70%
Communication Services-7.66%
AT&T, Inc.	1,431,063	$41,915,835
Interpublic Group of Cos., Inc. (The)	551,454	14,801,025
Nexstar Media Group, Inc., Class A(b)	38,918	7,959,899
		64,676,759
Consumer Discretionary-11.24%
Best Buy Co., Inc.	593,773	43,725,444
Hasbro, Inc.	78,458	6,368,436
Macy’s, Inc.(b)	2,476,599	32,765,405
Marriott Vacations Worldwide Corp.(b)	83,283	6,508,566
Travel + Leisure Co.	87,165	5,509,700
		94,877,551
Consumer Staples-0.76%
Flowers Foods, Inc.	423,185	6,364,702
Energy-25.45%
APA Corp.(b)	744,860	17,295,649
Chevron Corp.	256,404	41,178,482
Chord Energy Corp.(b)	67,720	7,441,751
HF Sinclair Corp.	878,080	44,676,711
Kinder Morgan, Inc.	801,816	21,632,996
Murphy Oil Corp.(b)	151,743	3,772,331
ONEOK, Inc.	419,866	32,069,365
PBF Energy, Inc., Class A(b)	1,712,601	46,788,259
		214,855,544
Financials-19.98%
Comerica, Inc.(b)	96,746	6,828,333
Invesco Ltd.(c)	392,957	8,601,829
Janus Henderson Group PLC	83,039	3,680,288
Prudential Financial, Inc.	383,044	42,004,605
Regions Financial Corp.	489,649	13,411,486
T. Rowe Price Group, Inc.	91,146	9,809,133
Truist Financial Corp.	731,249	34,237,078
U.S. Bancorp	867,463	42,358,218
United Bankshares, Inc.	62,116	2,381,527
Valley National Bancorp(b)	509,904	5,333,596
		168,646,093
Health Care-9.12%
CVS Health Corp.	680,067	49,746,901
Perrigo Co. PLC	212,731	5,050,234
Viatris, Inc.	2,104,327	22,200,650
		76,997,785
Industrials-2.72%
ManpowerGroup, Inc.(b)	540,516	22,917,878
Materials-2.96%
Amcor PLC	1,902,572	16,419,196
Sonoco Products Co.(b)	180,958	8,550,266
		24,969,462
Real Estate-5.90%
Agree Realty Corp.	11,919	866,988
	Shares	Value
Real Estate-(continued)
Brixmor Property Group, Inc.	70,133	$1,963,023
COPT Defense Properties(b)	37,079	1,067,134
Cousins Properties, Inc.	44,632	1,316,198
CubeSmart	35,869	1,467,759
Extra Space Storage, Inc.	30,033	4,312,138
Federal Realty Investment Trust(b)	17,772	1,786,975
Host Hotels & Resorts, Inc.	487,525	8,390,305
Kimco Realty Corp.	131,235	2,951,475
Lamar Advertising Co., Class A(b)	24,440	3,109,990
PotlatchDeltic Corp.(b)	37,374	1,570,829
Rayonier, Inc.(b)	68,091	1,789,431
Realty Income Corp.	128,785	7,567,407
Rexford Industrial Realty, Inc.(b)	36,071	1,493,700
Simon Property Group, Inc.	50,121	9,054,860
STAG Industrial, Inc.	30,465	1,122,635
		49,830,847
Utilities-13.91%
AES Corp. (The)	1,211,349	16,401,665
ALLETE, Inc.	32,066	2,057,034
Black Hills Corp.	54,071	3,233,987
Dominion Energy, Inc.	349,877	20,957,632
Edison International	464,943	26,097,251
Evergy, Inc.	115,766	8,249,485
FirstEnergy Corp.(b)	464,790	20,274,140
NorthWestern Energy Group, Inc.	39,841	2,291,256
Portland General Electric Co.	111,236	4,758,676
Spire, Inc.	43,653	3,343,820
UGI Corp.(b)	281,722	9,758,850
		117,423,796
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $769,902,327)		841,560,417
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.79%
Invesco Private Government Fund, 4.28%(c)(d)(e)	30,020,130	30,020,130
Invesco Private Prime Fund, 4.46%(c)(d)(e)	77,948,243	77,971,627
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $107,989,331)		107,991,757
TOTAL INVESTMENTS IN SECURITIES-112.49% (Cost $877,891,658)		949,552,174
OTHER ASSETS LESS LIABILITIES-(12.49)%		(105,429,778)
NET ASSETS-100.00%		$844,122,396
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)
August 31, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Invesco Ltd.	$8,268,484	$8,607,196	$(11,260,247)	$1,396,051	$1,590,345	$8,601,829	$384,140
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	43,628,072	(43,628,072)	-	-	-	34,862
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,109,402	457,499,971	(434,589,243)	-	-	30,020,130	963,517 *
Invesco Private Prime Fund	18,926,958	1,024,427,465	(965,373,692)	2,108	(11,212)	77,971,627	2,567,777 *
Total	$34,304,844	$1,534,162,704	$(1,454,851,254)	$1,398,159	$1,579,133	$116,593,586	$3,950,296

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Statements of Assets and Liabilities
August 31, 2025

	Invesco S&P 500 Revenue ETF (RWL)	Invesco S&P MidCap 400 Revenue ETF (RWK)	Invesco S&P SmallCap 600 Revenue ETF (RWJ)	Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Assets:
Unaffiliated investments in securities, at value(a)	$6,302,019,781	$984,833,609	$1,594,060,010	$832,958,588
Affiliated investments in securities, at value	116,363,310	188,858,495	342,695,404	116,593,586
Receivable for:
Dividends and interest	11,060,977	1,111,126	1,339,032	2,830,471
Securities lending	1,336,672	17,991	52,870	6,962
Investments sold	-	407,969	1,763,848	1,555,697
Fund shares sold	10,814,180	1,121	-	-
Foreign tax reclaims	31,247	526	-	-
Total assets	6,441,626,167	1,175,230,837	1,939,911,164	953,945,304
Liabilities:
Due to custodian	3,480,416	471,355	129	2,678
Payable for:
Investments purchased	10,619,747	-	-	-
Investments purchased - affiliated broker	-	416,464	1,775,610	-
Collateral upon return of securities loaned	113,414,064	188,846,212	341,738,301	107,989,331
Fund shares repurchased	-	-	-	1,560,329
Accrued unitary management fees	2,003,156	297,533	509,531	270,570
Total liabilities	129,517,383	190,031,564	344,023,571	109,822,908
Net Assets	$6,312,108,784	$985,199,273	$1,595,887,593	$844,122,396
Net assets consist of:
Shares of beneficial interest	$5,488,128,587	$921,845,153	$1,653,427,501	$1,394,921,697
Distributable earnings (loss)	823,980,197	63,354,120	(57,539,908)	(550,799,301)
Net Assets	$6,312,108,784	$985,199,273	$1,595,887,593	$844,122,396
Shares outstanding (unlimited amount authorized, $0.01 par value)	58,401,400	7,821,400	33,334,200	16,230,000
Net asset value	$108.08	$125.96	$47.88	$52.01
Market price	$108.13	$125.95	$47.86	$52.02
Unaffiliated investments in securities, at cost	$5,270,889,084	$843,969,160	$1,390,802,193	$763,859,551
Affiliated investments in securities, at cost	$115,615,343	$188,846,212	$342,673,598	$114,032,107
(a)Includes securities on loan with an aggregate value of:	$110,733,858	$185,551,121	$332,633,843	$106,289,446
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Statements of Operations
For the year ended August 31, 2025

	Invesco S&P 500 Revenue ETF (RWL)	Invesco S&P MidCap 400 Revenue ETF (RWK)	Invesco S&P SmallCap 600 Revenue ETF (RWJ)	Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Investment income:
Unaffiliated dividend income	$93,277,995	$14,557,853	$24,900,644	$36,247,063
Affiliated dividend income	184,562	20,012	32,442	419,002
Securities lending income, net	1,443,847	185,166	878,329	93,375
Foreign withholding tax	(62,752)	(2,954)	(11,908)	-
Total investment income	94,843,652	14,760,077	25,799,507	36,759,440
Expenses:
Unitary management fees	19,033,650	3,350,724	6,317,772	3,142,783
Less: Waivers	(2,096)	(446)	(689)	(755)
Net expenses	19,031,554	3,350,278	6,317,083	3,142,028
Net investment income	75,812,098	11,409,799	19,482,424	33,617,412
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(40,983,490)	1,028,578	(6,854,996)	(30,489,999)
Affiliated investment securities	(57,096)	(12,857)	(25,161)	269,026
Unaffiliated in-kind redemptions	210,313,036	59,473,539	136,624,098	86,777,067
Affiliated in-kind redemptions	21,991	-	-	1,310,107
Net realized gain	169,294,441	60,489,260	129,743,941	57,866,201
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	351,539,620	7,477,677	(51,577,959)	(29,856,494)
Affiliated investment securities	701,416	6,090	(2,850)	1,398,159
Change in net unrealized appreciation (depreciation)	352,241,036	7,483,767	(51,580,809)	(28,458,335)
Net realized and unrealized gain	521,535,477	67,973,027	78,163,132	29,407,866
Net increase in net assets resulting from operations	$597,347,575	$79,382,826	$97,645,556	$63,025,278
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

25

Statements of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco S&P 500 Revenue ETF (RWL)		Invesco S&P MidCap 400 Revenue ETF (RWK)
	2025	2024	2025	2024
Operations:
Net investment income	$75,812,098	$45,430,053	$11,409,799	$8,126,027
Net realized gain	169,294,441	141,115,850	60,489,260	37,135,088
Change in net unrealized appreciation (depreciation)	352,241,036	396,431,540	7,483,767	80,195,804
Net increase in net assets resulting from operations	597,347,575	582,977,443	79,382,826	125,456,919
Distributions to Shareholders from:
Distributable earnings	(69,696,929)	(41,741,640)	(10,855,570)	(7,586,056)
Shareholder Transactions:
Proceeds from shares sold	2,563,637,117	1,445,780,835	230,621,834	356,455,975
Value of shares repurchased	(464,192,340)	(338,952,437)	(193,499,070)	(117,000,943)
Net increase (decrease) in net assets resulting from share transactions	2,099,444,777	1,106,828,398	37,122,764	239,455,032
Net increase (decrease) in net assets	2,627,095,423	1,648,064,201	105,650,020	357,325,895
Net assets:
Beginning of period	3,685,013,361	2,036,949,160	879,549,253	522,223,358
End of period	$6,312,108,784	$3,685,013,361	$985,199,273	$879,549,253
Changes in Shares Outstanding:
Shares sold	25,350,000	16,375,000	1,940,000	3,390,000
Shares repurchased	(4,775,000)	(3,825,000)	(1,720,000)	(1,100,000)
Shares outstanding, beginning of period	37,826,400	25,276,400	7,601,400	5,311,400
Shares outstanding, end of period	58,401,400	37,826,400	7,821,400	7,601,400
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap 600 Revenue ETF (RWJ)		Invesco S&P Ultra Dividend Revenue ETF (RDIV)
2025	2024	2025	2024

$19,482,424	$19,243,142	$33,617,412	$30,884,824
129,743,941	38,618,398	57,866,201	2,861,007
(51,580,809)	170,817,561	(28,458,335)	171,996,679
97,645,556	228,679,101	63,025,278	205,742,510

(18,881,184)	(19,739,108)	(32,625,804)	(31,995,434)

314,028,385	208,998,112	544,819,971	368,868,046
(397,548,769)	(187,152,151)	(555,036,545)	(461,816,274)
(83,520,384)	21,845,961	(10,216,574)	(92,948,228)
(4,756,012)	230,785,954	20,182,900	80,798,848

1,600,643,605	1,369,857,651	823,939,496	743,140,648
$1,595,887,593	$1,600,643,605	$844,122,396	$823,939,496

6,920,000	5,210,000	11,040,000	8,120,000
(9,450,000)	(4,650,000)	(11,270,000)	(10,380,000)
35,864,200	35,304,200	16,460,000	18,720,000
33,334,200	35,864,200	16,230,000	16,460,000

27

Financial Highlights
Invesco S&P 500 Revenue ETF (RWL)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$97.42	$80.59	$73.85	$75.74	$56.06
Net investment income(a)	1.56	1.46	1.34	1.22	1.06
Net realized and unrealized gain (loss) on investments	10.57	16.76	6.66	(1.96)	19.68
Total from investment operations	12.13	18.22	8.00	(0.74)	20.74
Distributions to shareholders from:
Net investment income	(1.47)	(1.39)	(1.26)	(1.15)	(1.06)
Net asset value at end of period	$108.08	$97.42	$80.59	$73.85	$75.74
Market price at end of period(b)	$108.13	$97.39	$80.60	$73.92	$75.74
Net Asset Value Total Return(c)	12.58%	22.81%	10.99%	(0.97)%	37.38%
Market Price Total Return(c)	12.67%	22.75%	10.91%	(0.89)%	37.13%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,312,109	$3,685,013	$2,036,949	$1,454,853	$1,049,098
Ratio to average net assets of:
Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.55%	1.66%	1.76%	1.60%	1.60%
Portfolio turnover rate(d)	20%	15%	20%	17%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Invesco S&P MidCap 400 Revenue ETF (RWK)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$115.71	$98.32	$83.99	$91.13	$56.56
Net investment income(a)	1.54	1.26	1.05	1.03	0.69
Net realized and unrealized gain (loss) on investments	10.19	17.32	14.34	(7.18)	34.51
Total from investment operations	11.73	18.58	15.39	(6.15)	35.20
Distributions to shareholders from:
Net investment income	(1.48)	(1.19)	(1.06)	(0.99)	(0.63)
Net asset value at end of period	$125.96	$115.71	$98.32	$83.99	$91.13
Market price at end of period(b)	$125.95	$115.76	$98.36	$84.06	$91.10
Net Asset Value Total Return(c)	10.27%	19.00%	18.51%	(6.75)%	62.54%
Market Price Total Return(c)	10.21%	19.00%	18.46%	(6.66)%	62.32%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$985,199	$879,549	$522,223	$360,434	$393,817
Ratio to average net assets of:
Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.33%	1.19%	1.17%	1.16%	0.88%
Portfolio turnover rate(d)	32%	30%	37%	31%	34%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights—(continued)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
	Years Ended August 31,
	2025	2024	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$44.63	$38.80	$36.55	$39.47	$21.05
Net investment income(b)	0.53	0.54	0.52	0.33	0.22
Net realized and unrealized gain (loss) on investments	3.23	5.84	2.21	(2.95)	18.39
Total from investment operations	3.76	6.38	2.73	(2.62)	18.61
Distributions to shareholders from:
Net investment income	(0.51)	(0.55)	(0.48)	(0.30)	(0.19)
Net asset value at end of period	$47.88	$44.63	$38.80	$36.55	$39.47
Market price at end of period(c)	$47.86	$44.61	$38.81	$36.57	$39.42
Net Asset Value Total Return(d)	8.53%	16.62%	7.58%	(6.63)%	88.75%
Market Price Total Return(d)	8.55%	16.51%	7.53%	(6.46)%	88.42%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,595,888	$1,600,644	$1,369,858	$832,345	$643,110
Ratio to average net assets of:
Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.20%	1.34%	1.39%	0.85%	0.65%
Portfolio turnover rate(e)	42%	46%	46%	41%	40%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$50.06	$39.70	$41.80	$41.18	$28.58
Net investment income(a)	2.04	1.79	1.64	1.50	1.23
Net realized and unrealized gain (loss) on investments	1.90	10.41	(2.12)	0.51	13.29
Total from investment operations	3.94	12.20	(0.48)	2.01	14.52
Distributions to shareholders from:
Net investment income	(1.99)	(1.84)	(1.62)	(1.39)	(1.92)
Net asset value at end of period	$52.01	$50.06	$39.70	$41.80	$41.18
Market price at end of period(b)	$52.02	$50.05	$39.71	$41.83	$41.16
Net Asset Value Total Return(c)	8.22%	31.66%	(1.17)%	5.06%	52.38%
Market Price Total Return(c)	8.26%	31.60%	(1.22)%	5.18%	52.06%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$844,122	$823,939	$743,141	$802,618	$740,071
Ratio to average net assets of:
Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	4.17%	4.18%	3.94%	3.58%	3.37%
Portfolio turnover rate(d)	98%	101%	127%	110%	97%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2025
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco S&P 500 Revenue ETF (RWL)	"S&P 500 Revenue ETF"
Invesco S&P MidCap 400 Revenue ETF (RWK)	"S&P MidCap 400 Revenue ETF"
Invesco S&P SmallCap 600 Revenue ETF (RWJ)	"S&P SmallCap 600 Revenue ETF"
Invesco S&P Ultra Dividend Revenue ETF (RDIV)	"S&P Ultra Dividend Revenue ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an "Underlying Index"):
Fund	Underlying Index
S&P 500 Revenue ETF	S&P 500® Revenue-Weighted Index
S&P MidCap 400 Revenue ETF	S&P MidCap 400® Revenue-Weighted Index
S&P SmallCap 600 Revenue ETF	S&P SmallCap 600® Revenue-Weighted Index
S&P Ultra Dividend Revenue ETF	S&P 900® Dividend Revenue-Weighted Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations

30

assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and

31

accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects

32

of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees

33

paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
S&P 500 Revenue ETF	$142,778
S&P MidCap 400 Revenue ETF	13,145
S&P SmallCap 600 Revenue ETF	71,344
S&P Ultra Dividend Revenue ETF	9,394

K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or

34

viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because S&P Ultra Dividend Revenue ETF is non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
S&P 500 Revenue ETF	0.39%
S&P MidCap 400 Revenue ETF	0.39%
S&P SmallCap 600 Revenue ETF	0.39%
S&P Ultra Dividend Revenue ETF	0.39%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

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For the fiscal year ended August 31, 2025, the Adviser waived fees for each Fund in the following amounts:
S&P 500 Revenue ETF	$2,096
S&P MidCap 400 Revenue ETF	446
S&P SmallCap 600 Revenue ETF	689
S&P Ultra Dividend Revenue ETF	755
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
S&P 500 Revenue ETF	$75,412
S&P MidCap 400 Revenue ETF	78,067
S&P SmallCap 600 Revenue ETF	286,749
S&P Ultra Dividend Revenue ETF	147,650
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
S&P 500 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,304,965,102	$-	$-	$6,304,965,102
Money Market Funds	-	113,417,989	-	113,417,989
Total Investments	$6,304,965,102	$113,417,989	$-	$6,418,383,091

36

	Level 1	Level 2	Level 3	Total
S&P MidCap 400 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$984,833,609	$-	$-	$984,833,609
Money Market Funds	-	188,858,495	-	188,858,495
Total Investments	$984,833,609	$188,858,495	$-	$1,173,692,104
S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,594,060,010	$-	$0	$1,594,060,010
Money Market Funds	935,297	341,760,107	-	342,695,404
Total Investments	$1,594,995,307	$341,760,107	$0	$1,936,755,414
S&P Ultra Dividend Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$841,560,417	$-	$-	$841,560,417
Money Market Funds	-	107,991,757	-	107,991,757
Total Investments	$841,560,417	$107,991,757	$-	$949,552,174
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
S&P 500 Revenue ETF	$69,696,929	$41,741,640
S&P MidCap 400 Revenue ETF	10,855,570	7,586,056
S&P SmallCap 600 Revenue ETF	18,881,184	19,739,108
S&P Ultra Dividend Revenue ETF	32,625,804	31,995,434

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
S&P 500 Revenue ETF	$16,476,704	$1,028,292,013	$(220,788,520)	$5,488,128,587	$6,312,108,784
S&P MidCap 400 Revenue ETF	1,790,377	138,714,288	(77,150,545)	921,845,153	985,199,273
S&P SmallCap 600 Revenue ETF	2,648,765	194,648,601	(254,837,274)	1,653,427,501	1,595,887,593
S&P Ultra Dividend Revenue ETF	5,816,230	71,312,572	(627,928,103)	1,394,921,697	844,122,396
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
S&P 500 Revenue ETF	$27,071,279	$193,717,241	$220,788,520
S&P MidCap 400 Revenue ETF	18,651,167	58,499,378	77,150,545
S&P SmallCap 600 Revenue ETF	68,122,423	186,714,851	254,837,274
S&P Ultra Dividend Revenue ETF	483,573,134	144,354,969	627,928,103

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

37

NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
S&P 500 Revenue ETF	$991,704,393	$986,016,044
S&P MidCap 400 Revenue ETF	278,403,723	276,620,639
S&P SmallCap 600 Revenue ETF	673,757,900	673,900,668
S&P Ultra Dividend Revenue ETF	829,676,652	827,443,418
For the fiscal year ended August 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
S&P 500 Revenue ETF	$2,559,407,126	$462,932,057
S&P MidCap 400 Revenue ETF	230,164,277	193,624,101
S&P SmallCap 600 Revenue ETF	313,097,636	393,889,103
S&P Ultra Dividend Revenue ETF	544,197,369	554,170,426
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
S&P 500 Revenue ETF	$1,232,204,736	$(203,912,723)	$1,028,292,013	$5,390,091,078
S&P MidCap 400 Revenue ETF	183,569,747	(44,855,459)	138,714,288	1,034,977,816
S&P SmallCap 600 Revenue ETF	350,619,640	(155,971,039)	194,648,601	1,742,106,813
S&P Ultra Dividend Revenue ETF	82,056,504	(10,743,932)	71,312,572	878,239,602
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of redemption in-kind, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
S&P 500 Revenue ETF	$255	$(209,843,180)	$209,842,925
S&P MidCap 400 Revenue ETF	26	(59,069,912)	59,069,886
S&P SmallCap 600 Revenue ETF	401	(133,507,654)	133,507,253
S&P Ultra Dividend Revenue ETF	-	(87,803,537)	87,803,537
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement,

38

Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

39

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF (four of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not determined the specific year we began serving as auditor.

40

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco S&P 500 Revenue ETF	0%	100%	100%	0%	0%
Invesco S&P MidCap 400 Revenue ETF	0%	100%	100%	0%	0%
Invesco S&P SmallCap 600 Revenue ETF	0%	100%	100%	0%	0%
Invesco S&P Ultra Dividend Revenue ETF	0%	93%	91%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

41

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG NASDAQ Next Gen 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI Green Building ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500® Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 24, 2025 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

42

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF and for Invesco Senior Loan ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Senior Loan ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
●
0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
●
0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
●
0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
●
0.10% of the Fund’s average daily net assets for Invesco MSCI Global Climate 500 ETF and Invesco S&P 500 Minimum Variance ETF;
●
0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

43

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
●
0.13% of the Fund’s average daily net assets for Invesco S&P 500® Enhanced Value ETF and Invesco S&P 500® Momentum ETF;
●
0.15% of the Fund’s average daily net assets for Invesco Equal Weight
0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;
●
0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
●
0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;
●
0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
●
0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;
●
0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;
●
0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;
●
0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
●
0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco S&P SmallCap 600 GARP ETF;
●
0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco Nasdaq Free Cash Flow Achievers ETF, Invesco S&P 500 High Dividend Growers ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;
●
0.43% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. ETF;
●
0.47% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco RAFI Emerging Markets ETF;
●
0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;
●
0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
●
0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;
●
0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
●
0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
●
0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
●
0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The

44

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X

45

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500® Enhanced Value ETF	X		X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Global Clean Energy ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained

46

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco S&P SmallCap 600 GARP ETF or Invesco MSCI Global Climate 500 ETF because those Funds had not completed a full year of operations as of December 31, 2024. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 24, 2025.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

47

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 13 and April 24, 2025 Board meetings, and Invesco Advisers, Inc., in connection with the April 24, 2025 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

48

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

49

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-RW-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2025
DWAS	Invesco Dorsey Wright SmallCap Momentum ETF
PSCD	Invesco S&P SmallCap Consumer Discretionary ETF
PSCC	Invesco S&P SmallCap Consumer Staples ETF
PSCE	Invesco S&P SmallCap Energy ETF
PSCF	Invesco S&P SmallCap Financials ETF
PSCH	Invesco S&P SmallCap Health Care ETF
PSCI	Invesco S&P SmallCap Industrials ETF
PSCT	Invesco S&P SmallCap Information Technology ETF
PSCM	Invesco S&P SmallCap Materials ETF
PSCU	Invesco S&P SmallCap Utilities & Communication Services ETF

2

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-1.55%
AST SpaceMobile, Inc.(b)(c)	57,737	$2,825,649
Cinemark Holdings, Inc.	71,514	1,845,061
IDT Corp., Class B	34,673	2,221,499
Telephone and Data Systems, Inc.	93,861	3,762,887
		10,655,096
Consumer Discretionary-13.54%
Acushnet Holdings Corp.	32,907	2,522,322
Adtalem Global Education, Inc.(b)	19,290	2,526,026
American Public Education, Inc.(b)	186,212	5,619,878
Biglari Holdings, Inc., Class B(b)(c)	8,645	2,687,471
Boyd Gaming Corp.	40,958	3,516,654
Build-A-Bear Workshop, Inc.(c)	47,195	2,869,928
Chewy, Inc., Class A(b)	55,850	2,287,616
Citi Trends, Inc.(b)	77,661	2,767,061
Dana, Inc.	132,278	2,666,724
Frontdoor, Inc.(b)	40,793	2,478,175
Grand Canyon Education, Inc.(b)	12,517	2,523,052
Green Brick Partners, Inc.(b)	67,249	4,696,670
Group 1 Automotive, Inc.	12,385	5,756,300
Groupon, Inc.(b)(c)	99,723	2,602,770
Laureate Education, Inc., Class A(b)	103,301	2,838,712
Lincoln Educational Services Corp.(b)(c)	126,295	2,375,609
Monarch Casino & Resort, Inc.	27,851	2,905,695
Ollie’s Bargain Outlet Holdings, Inc.(b)	20,044	2,542,381
Patrick Industries, Inc.	26,319	2,943,780
Perdoceo Education Corp.	77,985	2,553,229
Rush Street Interactive, Inc.(b)	176,267	3,930,754
Shake Shack, Inc., Class A(b)	18,489	1,959,834
Strattec Security Corp.(b)	39,561	2,605,883
Taylor Morrison Home Corp., Class A(b)	44,755	3,015,144
ThredUp, Inc., Class A(b)(c)	997,332	10,791,132
Universal Technical Institute, Inc.(b)	166,562	4,428,884
Urban Outfitters, Inc.(b)	34,023	2,282,263
Winmark Corp.(c)	5,250	2,435,160
		93,129,107
Consumer Staples-1.51%
Chefs’ Warehouse, Inc. (The)(b)	37,295	2,354,806
Interparfums, Inc.	17,200	1,976,968
Seneca Foods Corp., Class A(b)	25,619	2,900,071
Turning Point Brands, Inc.	31,663	3,150,469
		10,382,314
Energy-2.91%
Archrock, Inc.	175,313	4,340,750
Centrus Energy Corp., Class A(b)(c)	20,055	4,045,695
CNX Resources Corp.(b)	71,665	2,092,618
Comstock Resources, Inc.(b)(c)	89,629	1,445,716
Gulfport Energy Corp.(b)	11,847	2,061,734
Natural Gas Services Group, Inc.	87,344	2,284,919
Uranium Energy Corp.(b)(c)	348,973	3,730,521
		20,001,953
Financials-21.41%
Acadian Asset Management, Inc.	83,958	4,279,339
Assured Guaranty Ltd.	28,117	2,311,217
Axos Financial, Inc.(b)	33,143	3,022,973
	Shares	Value
Financials-(continued)
BancFirst Corp.	19,662	$2,614,456
Bank7 Corp.	63,168	3,133,765
BGC Group, Inc., Class A	243,792	2,391,600
Capital Bancorp, Inc.(c)	74,420	2,529,536
Coastal Financial Corp.(b)(c)	44,520	5,097,540
Customers Bancorp, Inc.(b)	45,539	3,264,691
Dave, Inc.(b)	47,215	10,067,182
Donnelley Financial Solutions, Inc.(b)	102,447	5,815,916
Enova International, Inc.(b)	39,825	4,830,773
Esquire Financial Holdings, Inc.(c)	33,992	3,334,615
Federal Agricultural Mortgage Corp., Class C	12,541	2,628,217
First Bancorp	119,603	2,658,775
First Business Financial Services, Inc.	49,498	2,589,735
Genworth Financial, Inc., Class A(b)	338,194	2,898,323
Greenlight Capital Re Ltd., Class A(b)(c)	161,307	2,079,247
HCI Group, Inc.	20,844	3,474,903
Heritage Insurance Holdings, Inc.(b)	342,481	7,798,292
Lemonade, Inc.(b)(c)	61,147	3,234,676
Metropolitan Bank Holding Corp.	35,891	2,849,387
MGIC Investment Corp.	87,889	2,445,951
Northeast Bank	50,963	5,634,469
Northrim BanCorp, Inc.	26,945	2,533,638
OFG Bancorp	66,071	2,956,677
Oportun Financial Corp.(b)	349,650	2,311,187
Palomar Holdings, Inc.(b)	14,998	1,845,054
Pathward Financial, Inc.	32,147	2,554,722
Paymentus Holdings, Inc., Class A(b)	79,290	3,086,760
Piper Sandler Cos.	9,733	3,248,778
PJT Partners, Inc., Class A	15,183	2,717,757
RLI Corp.	70,399	4,768,124
Sezzle, Inc.(b)(c)	69,723	6,595,796
SiriusPoint Ltd. (Sweden)(b)	153,686	2,877,002
Skyward Specialty Insurance Group, Inc.(b)	39,956	1,929,875
StoneX Group, Inc.(b)	29,740	3,038,536
Tiptree, Inc.	153,045	3,588,905
Trupanion, Inc.(b)	43,686	2,025,283
Unity Bancorp, Inc.	52,927	2,770,728
Universal Insurance Holdings, Inc.	87,844	2,142,515
Victory Capital Holdings, Inc., Class A	74,152	5,285,555
		147,262,470
Health Care-15.71%
Adaptive Biotechnologies Corp.(b)	267,084	3,520,167
Akero Therapeutics, Inc.(b)(c)	45,977	2,148,505
Alphatec Holdings, Inc.(b)(c)	214,211	3,405,955
Amylyx Pharmaceuticals, Inc.(b)(c)	446,979	4,192,663
Artivion, Inc.(b)	77,746	3,415,382
aTyr Pharma, Inc.(b)(c)	539,321	2,901,547
Avidity Biosciences, Inc.(b)(c)	114,289	5,323,582
BrightSpring Health Services, Inc.(b)	108,403	2,568,067
Brookdale Senior Living, Inc.(b)	341,416	2,628,903
Cidara Therapeutics, Inc.(b)(c)	104,726	6,848,033
Claritev Corp.(b)(c)	161,201	11,108,361
Delcath Systems, Inc.(b)(c)	320,418	3,531,006
Fulcrum Therapeutics, Inc.(b)	359,655	2,330,564
GRAIL, Inc.(b)(c)	57,622	1,889,425
Guardant Health, Inc.(b)	47,227	3,184,044
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
August 31, 2025
	Shares	Value
Health Care-(continued)
Harrow, Inc.(b)(c)	78,010	$3,042,390
iRhythm Technologies, Inc.(b)	16,025	2,723,930
LeMaitre Vascular, Inc.	28,569	2,724,483
Lifecore Biomedical, Inc.(b)(c)	357,517	2,720,704
LifeMD, Inc.(b)(c)	178,684	1,106,054
Merit Medical Systems, Inc.(b)	25,961	2,350,509
Merus N.V. (Netherlands)(b)(c)	45,542	2,998,485
NewAmsterdam Pharma Co. N.V. (Netherlands)(b)	125,760	3,024,528
Niagen Bioscience, Inc.(b)(c)	292,425	2,895,008
Ocular Therapeutix, Inc.(b)(c)	294,029	3,590,094
Pennant Group, Inc. (The)(b)	83,061	1,994,295
Phathom Pharmaceuticals, Inc.(b)(c)	286,201	3,485,928
Prestige Consumer Healthcare, Inc.(b)	27,777	1,889,947
Protagonist Therapeutics, Inc.(b)(c)	42,709	2,521,967
PTC Therapeutics, Inc.(b)	45,715	2,255,121
Soleno Therapeutics, Inc.(b)	115,065	7,786,449
TransMedics Group, Inc.(b)(c)	17,090	1,964,666
		108,070,762
Industrials-23.42%
Air Lease Corp., Class A	41,127	2,476,257
Alamo Group, Inc.	17,919	3,789,152
Armstrong World Industries, Inc.	15,382	3,011,334
Astronics Corp.(b)	67,400	2,451,338
AZZ, Inc.	25,837	2,916,739
Barrett Business Services, Inc.	56,763	2,770,034
BlackSky Technology, Inc.(b)(c)	204,132	3,584,558
BrightView Holdings, Inc.(b)	148,884	2,143,930
Byrna Technologies, Inc.(b)(c)	237,084	4,836,514
Casella Waste Systems, Inc., Class A(b)	71,200	7,017,472
Construction Partners, Inc., Class A(b)(c)	30,340	3,637,766
CRA International, Inc.	14,653	2,839,165
Dycom Industries, Inc.(b)	10,849	2,739,047
Enerpac Tool Group Corp.	55,180	2,336,321
ESCO Technologies, Inc.	12,727	2,556,982
Federal Signal Corp.	36,807	4,526,893
FTAI Infrastructure, Inc.(c)	356,560	1,711,488
Graham Corp.(b)(c)	106,846	5,240,796
Granite Construction, Inc.(c)	36,657	3,949,792
Griffon Corp.	36,427	2,774,280
Huron Consulting Group, Inc.(b)	17,275	2,365,984
Kratos Defense & Security Solutions, Inc.(b)(c)	67,994	4,476,725
Limbach Holdings, Inc.(b)(c)	65,263	7,476,529
McGrath RentCorp	20,655	2,509,376
Moog, Inc., Class A	13,201	2,585,416
MRC Global, Inc.(b)	180,381	2,720,145
MYR Group, Inc.(b)	19,787	3,705,512
NuScale Power Corp.(b)(c)	59,359	2,056,789
Pitney Bowes, Inc.(c)	242,477	2,938,821
Planet Labs PBC(b)	458,428	3,250,255
Preformed Line Products Co.(c)	15,147	2,894,137
Primoris Services Corp.	33,810	4,008,176
REV Group, Inc.	63,154	3,360,424
Rush Enterprises, Inc., Class A	49,987	2,869,254
Ryder System, Inc.	15,820	2,966,566
SPX Technologies, Inc.(b)	46,280	8,659,451
Sterling Infrastructure, Inc.(b)(c)	38,840	10,818,105
Tutor Perini Corp.(b)	140,561	8,284,665
	Shares	Value
Industrials-(continued)
VSE Corp.	25,367	$4,119,601
Watts Water Technologies, Inc., Class A	9,623	2,664,609
Willdan Group, Inc.(b)	48,622	5,341,613
Xometry, Inc., Class A(b)(c)	74,663	3,694,325
		161,076,336
Information Technology-16.00%
Aeva Technologies, Inc.(b)(c)	259,606	3,843,467
Agilysys, Inc.(b)(c)	21,292	2,323,383
Alkami Technology, Inc.(b)(c)	86,205	2,206,848
AvePoint, Inc.(b)	151,604	2,480,241
Badger Meter, Inc.	19,821	3,625,657
Bel Fuse, Inc., Class B(c)	71,845	9,667,463
Belden, Inc.	21,286	2,771,437
Commvault Systems, Inc.(b)	13,393	2,499,736
CompoSecure, Inc., Class A(b)(c)	168,674	3,225,047
Daktronics, Inc.(b)(c)	410,938	7,129,774
Diebold Nixdorf, Inc.(b)(c)	44,488	2,718,662
Digital Turbine, Inc.(b)(c)	312,249	1,311,446
Evolv Technologies Holdings, Inc.(b)(c)	442,519	3,646,357
Frequency Electronics, Inc.(b)(c)	115,235	3,716,329
InterDigital, Inc.(c)	13,102	3,559,944
Itron, Inc.(b)	18,596	2,286,192
Life360, Inc.(b)(c)	37,200	3,364,554
Mirion Technologies, Inc.(b)	115,613	2,370,066
Navitas Semiconductor Corp.(b)(c)	381,409	2,235,057
NETGEAR, Inc.(b)	84,954	2,308,200
nLight, Inc.(b)	122,285	3,521,808
OSI Systems, Inc.(b)(c)	10,461	2,406,553
Ouster, Inc.(b)	126,553	3,610,557
PAR Technology Corp.(b)(c)	37,233	1,905,585
Porch Group, Inc.(b)(c)	636,373	10,799,250
Quantum Computing, Inc.(b)(c)	142,582	2,249,944
Red Violet, Inc.(c)	48,144	2,418,755
Rubrik, Inc., Class A(b)(c)	26,437	2,363,468
Sanmina Corp.(b)	26,142	3,072,208
Semtech Corp.(b)(c)	57,495	3,339,885
SiTime Corp.(b)	10,616	2,565,569
TTM Technologies, Inc.(b)	64,668	2,882,253
Vertex, Inc., Class A(b)(c)	64,292	1,660,019
		110,085,714
Materials-2.77%
ASP Isotopes, Inc.(b)(c)	334,756	3,106,536
Compass Minerals International, Inc.(b)	117,510	2,238,565
Flotek Industries, Inc.(b)(c)	285,043	3,446,170
Hawkins, Inc.	32,535	5,444,081
MP Materials Corp.(b)(c)	67,771	4,821,229
		19,056,581
Real Estate-0.76%
NET Lease Office Properties	71,564	2,119,726
Tanger, Inc.	91,778	3,136,972
		5,256,698
Utilities-0.40%
Oklo, Inc.(b)(c)	37,147	2,735,505
Total Common Stocks & Other Equity Interests (Cost $578,967,955)		687,712,536
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
August 31, 2025
	Shares	Value
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $9,716)	9,716	$9,716
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $578,977,671)		687,722,252
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.92%
Invesco Private Government Fund, 4.28%(d)(e)(f)	45,377,721	45,377,721
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	119,080,652	$119,116,376
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $164,483,908)		164,494,097
TOTAL INVESTMENTS IN SECURITIES-123.90% (Cost $743,461,579)		852,216,349
OTHER ASSETS LESS LIABILITIES-(23.90)%		(164,373,563)
NET ASSETS-100.00%		$687,842,786

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$12,983,735	$(12,974,019)	$-	$-	$9,716	$19,145
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	46,283,175	380,987,243	(381,892,697)	-	-	45,377,721	2,138,928 *
Invesco Private Prime Fund	125,616,664	782,018,893	(788,508,024)	(696)	(10,461)	119,116,376	5,734,193 *
Total	$171,899,839	$1,175,989,871	$(1,183,374,740)	$(696)	$(10,461)	$164,503,813	$7,892,266

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Automobile Components-16.39%
Adient PLC(b)	9,187	$227,838
American Axle & Manufacturing Holdings, Inc.(b)(c)	12,941	75,317
BorgWarner, Inc.	24,027	1,027,394
Dana, Inc.	14,184	285,949
Dorman Products, Inc.(b)(c)	2,971	480,678
Fox Factory Holding Corp.(b)	4,562	131,979
Gentherm, Inc.(b)(c)	3,374	124,062
LCI Industries	2,761	291,065
Patrick Industries, Inc.	3,656	408,923
PHINIA, Inc.	4,353	254,563
Standard Motor Products, Inc.(c)	2,284	88,642
XPEL, Inc.(b)(c)(d)	2,480	92,157
		3,488,567
Automobiles-0.52%
Winnebago Industries, Inc.	3,066	110,315
Broadline Retail-3.70%
Etsy, Inc.(b)(c)	11,404	604,526
Kohl’s Corp.	12,174	183,341
		787,867
Commercial Services & Supplies-0.80%
Matthews International Corp., Class A(c)	3,392	83,342
Pursuit Attractions and Hospitality, Inc.(b)(c)	2,347	87,543
		170,885
Diversified Consumer Services-10.62%
Adtalem Global Education, Inc.(b)(c)	3,929	514,502
Frontdoor, Inc.(b)(c)	8,047	488,855
Mister Car Wash, Inc.(b)(c)	10,301	58,819
Perdoceo Education Corp.	6,736	220,537
Strategic Education, Inc.	2,615	212,730
Stride, Inc.(b)	4,694	766,014
		2,261,457
Hotels, Restaurants & Leisure-13.81%
BJ’s Restaurants, Inc.(b)(c)	2,420	81,215
Bloomin’ Brands, Inc.(c)	8,278	60,843
Brinker International, Inc.(b)(c)	4,861	758,219
Cheesecake Factory, Inc. (The)(c)	4,983	306,255
Cracker Barrel Old Country Store, Inc.(c)	2,435	145,662
Dave & Buster’s Entertainment, Inc.(b)(c)	3,024	77,626
Golden Entertainment, Inc.(c)	2,169	53,943
Jack in the Box, Inc.(c)	2,064	39,835
Monarch Casino & Resort, Inc.	1,394	145,436
Papa John’s International, Inc.(c)	3,581	174,430
PENN Entertainment, Inc.(b)(c)	15,912	321,900
Sabre Corp.(b)(c)	42,409	75,912
Shake Shack, Inc., Class A(b)	4,399	466,294
Six Flags Entertainment Corp.(b)(c)	10,282	233,299
		2,940,869
Household Durables-21.10%
Cavco Industries, Inc.(b)	877	465,240
Century Communities, Inc.(c)	2,939	193,621
Champion Homes, Inc.(b)(c)	5,763	434,876
Dream Finders Homes, Inc., Class A(b)(c)	3,134	87,094
	Shares	Value
Household Durables-(continued)
Ethan Allen Interiors, Inc.(c)	2,476	$73,067
Green Brick Partners, Inc.(b)(c)	3,315	231,520
Helen of Troy Ltd.(b)	2,509	61,596
Installed Building Products, Inc.(c)	2,492	652,455
La-Z-Boy, Inc.	4,514	166,882
Leggett & Platt, Inc.(c)	14,778	142,017
LGI Homes, Inc.(b)(c)	2,252	139,421
M/I Homes, Inc.(b)	2,930	431,472
Meritage Homes Corp.	7,856	610,333
Newell Brands, Inc.	45,678	270,414
Sonos, Inc.(b)	13,133	182,811
Tri Pointe Homes, Inc.(b)(c)	9,915	350,297
		4,493,116
Leisure Products-2.03%
Acushnet Holdings Corp.	2,893	221,749
Sturm, Ruger & Co., Inc.(c)	1,811	62,787
Topgolf Callaway Brands Corp.(b)(c)	15,474	147,931
		432,467
Specialty Retail-24.01%
Academy Sports & Outdoors, Inc.(c)	7,275	389,576
Advance Auto Parts, Inc.(c)	6,544	399,119
American Eagle Outfitters, Inc.(c)	17,243	223,124
Asbury Automotive Group, Inc.(b)(c)	2,150	540,811
Boot Barn Holdings, Inc.(b)(c)	3,346	594,818
Buckle, Inc. (The)(c)	3,315	187,596
Caleres, Inc.(c)	3,729	55,935
Foot Locker, Inc.(b)(c)	9,092	224,572
Group 1 Automotive, Inc.	1,386	644,185
Guess?, Inc.	3,014	50,665
MarineMax, Inc.(b)(c)	2,066	54,439
Monro, Inc.	3,275	54,300
National Vision Holdings, Inc.(b)(c)	8,645	198,316
Sally Beauty Holdings, Inc.(b)(c)	11,033	152,917
Shoe Carnival, Inc.	1,944	40,630
Signet Jewelers Ltd.(c)	4,691	413,043
Sonic Automotive, Inc., Class A(c)	1,584	130,189
Upbound Group, Inc.(c)	5,628	143,007
Urban Outfitters, Inc.(b)(c)	6,181	414,622
Victoria’s Secret & Co.(b)(c)	8,731	200,988
		5,112,852
Textiles, Apparel & Luxury Goods-6.92%
Carter’s, Inc.(c)	3,984	113,783
G-III Apparel Group Ltd.(b)(c)	4,166	112,482
Hanesbrands, Inc.(b)	38,673	244,027
Kontoor Brands, Inc.	5,468	422,403
Oxford Industries, Inc.(c)	1,530	67,396
Steven Madden Ltd.	7,943	230,665
Wolverine World Wide, Inc.(c)	8,864	283,116
		1,473,872
Total Common Stocks & Other Equity Interests (Cost $20,714,778)		21,272,267
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)
August 31, 2025
	Shares	Value

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(e)(f) (Cost $8,319)	8,319	$8,319
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $20,723,097)		21,280,586
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-34.82%
Invesco Private Government Fund, 4.28%(e)(f)(g)	2,058,949	2,058,949
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(e)(f)(g)	5,354,819	$5,356,425
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,415,050)		7,415,374
TOTAL INVESTMENTS IN SECURITIES-134.76% (Cost $28,138,147)		28,695,960
OTHER ASSETS LESS LIABILITIES-(34.76)%		(7,402,221)
NET ASSETS-100.00%		$21,293,739

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2025 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,786	$375,289	$(372,756)	$-	$-	$8,319	$366
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,187,096	12,636,890	(12,765,037)	-	-	2,058,949	97,026 *
Invesco Private Prime Fund	5,896,663	14,869,145	(15,408,742)	250	(891)	5,356,425	259,977 *
Total	$8,089,545	$27,881,324	$(28,546,535)	$250	$(891)	$7,423,693	$357,369

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P SmallCap Consumer Staples ETF (PSCC)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Beverages-3.62%
MGP Ingredients, Inc.	13,992	$413,743
National Beverage Corp.(b)(c)	24,122	1,014,330
		1,428,073
Consumer Staples Distribution & Retail-25.88%
Andersons, Inc. (The)	33,234	1,359,271
Chefs’ Warehouse, Inc. (The)(b)	28,135	1,776,444
Grocery Outlet Holding Corp.(b)(c)	101,132	1,831,501
PriceSmart, Inc.	23,851	2,558,258
SpartanNash Co.	34,848	933,926
United Natural Foods, Inc.(b)	62,365	1,763,682
		10,223,082
Food Products-42.90%
B&G Foods, Inc.(c)	82,035	369,978
Cal-Maine Foods, Inc.	41,352	4,781,945
Fresh Del Monte Produce, Inc.	34,577	1,254,453
Freshpet, Inc.(b)(c)	46,741	2,609,083
J&J Snack Foods Corp.(c)	14,994	1,672,881
John B. Sanfilippo & Son, Inc.	9,428	611,877
Simply Good Foods Co. (The)(b)(c)	88,095	2,522,160
Tootsie Roll Industries, Inc.(c)	17,214	692,175
TreeHouse Foods, Inc.(b)(c)	46,798	858,275
WK Kellogg Co.	68,465	1,569,218
		16,942,045
Household Products-16.41%
Central Garden & Pet Co.(b)(c)	7,856	286,194
Central Garden & Pet Co., Class A(b)(c)	46,093	1,522,452
Energizer Holdings, Inc.(c)	67,761	1,867,493
WD-40 Co.	12,976	2,803,335
		6,479,474
Personal Care Products-7.42%
Edgewell Personal Care Co.	48,488	1,164,682
	Shares	Value
Personal Care Products-(continued)
Interparfums, Inc.(c)	12,264	$1,409,624
USANA Health Sciences, Inc.(b)(c)	11,136	355,350
		2,929,656
Tobacco-3.61%
Universal Corp.	25,481	1,425,662
Total Common Stocks & Other Equity Interests (Cost $45,163,288)		39,427,992

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $16,191)	16,191	16,191
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $45,179,479)		39,444,183
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.34%
Invesco Private Government Fund, 4.28%(d)(e)(f)	1,899,726	1,899,726
Invesco Private Prime Fund, 4.46%(d)(e)(f)	4,945,973	4,947,457
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,846,843)		6,847,183
TOTAL INVESTMENTS IN SECURITIES-117.22% (Cost $52,026,322)		46,291,366
OTHER ASSETS LESS LIABILITIES-(17.22)%		(6,798,693)
NET ASSETS-100.00%		$39,492,673

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,124	$2,659,077	$(2,648,010)	$-	$-	$16,191	$1,359
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P SmallCap Consumer Staples ETF (PSCC)—(continued)
August 31, 2025
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,910,929	$42,268,985	$(44,280,188)	$-	$-	$1,899,726	$166,393 *
Invesco Private Prime Fund	10,205,850	92,328,740	(97,585,834)	(355)	(944)	4,947,457	445,826 *
Total	$14,121,903	$137,256,802	$(144,514,032)	$(355)	$(944)	$6,863,374	$613,578

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P SmallCap Energy ETF (PSCE)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Energy Equipment & Services-41.96%
Archrock, Inc.(b)	176,256	$4,364,098
Atlas Energy Solutions, Inc.(b)	74,190	868,765
Bristow Group, Inc.(b)(c)	25,172	969,374
Cactus, Inc., Class A	68,247	2,862,962
Core Laboratories, Inc.(b)	47,689	548,900
Helix Energy Solutions Group, Inc.(b)(c)	144,887	954,805
Helmerich & Payne, Inc.(b)	101,126	2,112,522
Innovex International, Inc.(b)(c)	39,292	678,180
Kodiak Gas Services, Inc.(b)	40,216	1,439,331
Liberty Energy, Inc., Class A	164,738	1,853,302
Oceaneering International, Inc.(b)(c)	102,324	2,496,705
Patterson-UTI Energy, Inc.	357,286	2,075,832
ProPetro Holding Corp.(c)	81,386	415,069
RPC, Inc.(b)	86,036	410,392
Tidewater, Inc.(b)(c)	46,300	2,787,260
		24,837,497
Oil, Gas & Consumable Fuels-57.93%
California Resources Corp.	69,339	3,444,762
Comstock Resources, Inc.(b)(c)	92,366	1,489,864
Core Natural Resources, Inc.	49,870	3,703,346
Crescent Energy Co., Class A(b)	186,936	1,783,369
CVR Energy, Inc.(b)	34,768	1,060,076
Dorian LPG Ltd.(b)	37,009	1,183,548
International Seaways, Inc.	41,153	1,869,169
Kinetik Holdings, Inc., Class A	39,041	1,633,085
Magnolia Oil & Gas Corp., Class A(b)	186,364	4,636,736
Northern Oil and Gas, Inc.(b)	78,622	2,056,752
Par Pacific Holdings, Inc.(b)(c)	52,466	1,817,422
Peabody Energy Corp.(b)	123,690	2,152,206
REX American Resources Corp.(c)	14,873	930,604
SM Energy Co.(b)	114,104	3,257,669
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Talos Energy, Inc.(b)(c)	125,251	$1,237,480
Vital Energy, Inc.(b)(c)	27,652	492,759
World Kinect Corp.(b)	57,600	1,544,256
		34,293,103
Total Common Stocks & Other Equity Interests (Cost $73,146,142)		59,130,600

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $49,958)	49,958	49,958
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $73,196,100)		59,180,558
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.27%
Invesco Private Government Fund, 4.28%(d)(e)(f)	5,157,496	5,157,496
Invesco Private Prime Fund, 4.46%(d)(e)(f)	13,944,203	13,948,386
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,104,747)		19,105,882
TOTAL INVESTMENTS IN SECURITIES-132.24% (Cost $92,300,847)		78,286,440
OTHER ASSETS LESS LIABILITIES-(32.24)%		(19,087,787)
NET ASSETS-100.00%		$59,198,653

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,514,542	$(2,464,584)	$-	$-	$49,958	$1,818
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P SmallCap Energy ETF (PSCE)—(continued)
August 31, 2025
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,734,027	$50,968,289	$(54,544,820)	$-	$-	$5,157,496	$303,796 *
Invesco Private Prime Fund	22,785,041	76,907,367	(85,742,033)	163	(2,152)	13,948,386	821,480 *
Total	$31,519,068	$130,390,198	$(142,751,437)	$163	$(2,152)	$19,155,840	$1,127,094

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P SmallCap Financials ETF (PSCF)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Banks-33.57%
Ameris Bancorp	3,227	$236,475
Atlantic Union Bankshares Corp., Class B	7,124	254,540
Axos Financial, Inc.(b)(c)	2,678	244,260
Banc of California, Inc.	6,402	108,322
BancFirst Corp.	994	132,172
Bancorp, Inc. (The)(b)	2,336	178,097
Bank of Hawaii Corp.	1,979	134,809
BankUnited, Inc.	3,761	147,394
Banner Corp.(c)	1,729	115,895
Beacon Financial Corp.	4,153	108,518
Capitol Federal Financial, Inc.	6,106	39,567
Cathay General Bancorp	3,506	174,984
Central Pacific Financial Corp.	1,348	42,219
City Holding Co.	724	93,020
Community Financial System, Inc.	2,643	158,289
Customers Bancorp, Inc.(b)(c)	1,469	105,313
CVB Financial Corp.	6,452	129,879
Dime Community Bancshares, Inc., Class B	1,971	60,628
Eagle Bancorp, Inc.(c)	1,519	29,499
FB Financial Corp.	2,021	108,487
First Bancorp (Puerto Rico)	8,024	178,374
First Bancorp/Southern Pines NC(c)	2,071	113,056
First Commonwealth Financial Corp.	5,231	92,850
First Financial Bancorp	4,787	126,760
First Hawaiian, Inc.	6,287	163,148
Fulton Financial Corp.	9,091	178,729
Hanmi Financial Corp.(c)	1,497	37,665
Heritage Financial Corp.	1,704	41,646
Hilltop Holdings, Inc.	2,261	79,316
Hope Bancorp, Inc.	6,340	70,564
Independent Bank Corp.(c)	2,426	173,483
Lakeland Financial Corp.(c)	1,269	86,863
National Bank Holdings Corp., Class A	1,890	74,126
NBT Bancorp, Inc.	2,616	115,810
Northwest Bancshares, Inc.	7,224	91,384
OFG Bancorp (Puerto Rico)	2,246	100,508
Park National Corp.	729	125,220
Pathward Financial, Inc.(c)	1,178	93,616
Preferred Bank(c)	578	54,563
Provident Financial Services, Inc.	6,534	129,635
Renasant Corp.(c)	4,609	180,350
S&T Bancorp, Inc.(c)	1,917	75,741
Seacoast Banking Corp. of Florida(c)	4,252	132,280
ServisFirst Bancshares, Inc.	2,513	221,521
Simmons First National Corp., Class A	7,090	147,330
Southside Bancshares, Inc.	1,420	44,361
Stellar Bancorp, Inc.	2,272	70,250
Tompkins Financial Corp.	628	44,048
Triumph Financial, Inc.(b)(c)	1,109	68,192
TrustCo Bank Corp.	950	37,800
Trustmark Corp.	3,024	121,776
United Community Banks, Inc.	6,076	202,938
Veritex Holdings, Inc.	2,714	93,226
WaFd, Inc.	4,008	126,052
	Shares	Value
Banks-(continued)
Westamerica Bancorporation	1,308	$65,413
WSFS Financial Corp.	2,839	165,485
		6,526,446
Capital Markets-11.62%
Acadian Asset Management, Inc.	1,341	68,351
Artisan Partners Asset Management, Inc., Class A	3,522	164,794
BGC Group, Inc., Class A	18,939	185,792
Cohen & Steers, Inc.	1,351	99,785
Donnelley Financial Solutions, Inc.(b)	1,262	71,644
Moelis & Co., Class A	3,710	267,528
Piper Sandler Cos.	822	274,375
PJT Partners, Inc., Class A	1,222	218,738
StepStone Group, Inc., Class A	3,300	204,798
StoneX Group, Inc.(b)	2,177	222,424
Victory Capital Holdings, Inc., Class A	2,354	167,793
Virtu Financial, Inc., Class A	4,038	169,273
Virtus Investment Partners, Inc.	324	65,263
WisdomTree, Inc.	5,749	78,244
		2,258,802
Consumer Finance-2.99%
Bread Financial Holdings, Inc.	2,328	154,090
Encore Capital Group, Inc.(b)(c)	1,167	48,827
Enova International, Inc.(b)	1,264	153,323
EZCORP, Inc., Class A(b)(c)	2,601	43,359
Navient Corp.	3,640	49,904
PRA Group, Inc.(b)	1,983	33,890
PROG Holdings, Inc.	2,016	71,044
World Acceptance Corp.(b)	155	26,572
		581,009
Diversified REITs-2.75%
Alexander & Baldwin, Inc.	3,636	70,320
American Assets Trust, Inc.	2,360	49,324
Armada Hoffler Properties, Inc.	4,007	29,171
Essential Properties Realty Trust, Inc.	9,877	309,348
Global Net Lease, Inc.	9,585	75,434
		533,597
Financial Services-10.57%
Enact Holdings, Inc.	1,426	53,689
EVERTEC, Inc. (Puerto Rico)	3,181	113,498
HA Sustainable Infrastructure Capital, Inc.(c)	6,047	170,767
Jackson Financial, Inc., Class A	3,572	352,914
Mr. Cooper Group, Inc.(b)	3,200	603,296
NCR Atleos Corp.(b)	3,659	144,970
NMI Holdings, Inc., Class A(b)	3,907	153,740
Payoneer Global, Inc.(b)	13,022	90,503
Radian Group, Inc.	6,718	234,324
Walker & Dunlop, Inc.	1,608	136,760
		2,054,461
Health Care REITs-3.13%
CareTrust REIT, Inc.	10,586	364,264
LTC Properties, Inc.	2,297	83,841
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
August 31, 2025
	Shares	Value
Health Care REITs-(continued)
Medical Properties Trust, Inc.(c)	30,044	$135,198
Universal Health Realty Income Trust	638	25,896
		609,199
Hotel & Resort REITs-4.06%
Apple Hospitality REIT, Inc.	11,065	144,509
DiamondRock Hospitality Co.	10,317	88,313
Pebblebrook Hotel Trust(c)	5,931	66,071
Ryman Hospitality Properties, Inc.(c)	3,000	296,370
Summit Hotel Properties, Inc.	5,462	29,932
Sunstone Hotel Investors, Inc.	9,944	94,269
Xenia Hotels & Resorts, Inc.(c)	4,936	69,746
		789,210
Industrial REITs-2.63%
Innovative Industrial Properties, Inc.	1,401	79,381
LXP Industrial Trust(c)	14,790	134,293
Terreno Realty Corp.	5,167	298,497
		512,171
Insurance-9.20%
AMERISAFE, Inc.	951	43,917
Assured Guaranty Ltd.	2,307	189,635
Employers Holdings, Inc.	1,202	51,999
Genworth Financial, Inc., Class A(b)	20,726	177,622
Goosehead Insurance, Inc., Class A(c)	1,253	106,142
HCI Group, Inc.	462	77,020
Horace Mann Educators Corp.	2,039	93,753
Lincoln National Corp.	8,538	366,536
Mercury General Corp.	1,330	102,849
Palomar Holdings, Inc.(b)	1,332	163,863
ProAssurance Corp.(b)	2,563	61,025
Safety Insurance Group, Inc.(c)	743	54,990
SiriusPoint Ltd. (Sweden)(b)	4,606	86,224
Stewart Information Services Corp.	1,396	101,685
Trupanion, Inc.(b)(c)	1,690	78,348
United Fire Group, Inc.	1,068	32,830
		1,788,438
Mortgage REITs-4.01%
Adamas Trust, Inc.(c)	4,511	32,569
Apollo Commercial Real Estate Finance, Inc.(c)	6,387	67,638
Arbor Realty Trust, Inc.(c)	9,609	114,732
ARMOUR Residential REIT, Inc.(c)	5,013	76,749
Blackstone Mortgage Trust, Inc., Class A(c)	8,460	165,478
Ellington Financial, Inc.	4,724	64,435
Franklin BSP Realty Trust, Inc.	4,109	47,459
KKR Real Estate Finance Trust, Inc.(c)	2,847	27,417
PennyMac Mortgage Investment Trust	4,347	53,512
Ready Capital Corp.(c)	8,521	36,299
Redwood Trust, Inc.	6,652	40,710
Two Harbors Investment Corp.(c)	5,198	51,980
		778,978
Office REITs-3.45%
Brandywine Realty Trust	8,642	36,815
Douglas Emmett, Inc.(c)	8,374	135,743
Easterly Government Properties, Inc.	2,108	48,252
Highwoods Properties, Inc.	5,391	169,978
	Shares	Value
Office REITs-(continued)
JBG SMITH Properties(c)	3,653	$78,320
SL Green Realty Corp.	3,551	202,017
		671,125
Real Estate Management & Development-2.14%
Cushman & Wakefield PLC(b)	11,566	182,396
eXp World Holdings, Inc.(c)	4,293	46,493
Kennedy-Wilson Holdings, Inc.(c)	5,945	52,316
Marcus & Millichap, Inc.(c)	1,206	39,304
St. Joe Co. (The)	1,892	95,470
		415,979
Residential REITs-1.16%
Centerspace(c)	836	49,742
Elme Communities	4,373	74,691
NexPoint Residential Trust, Inc.	1,099	37,926
Veris Residential, Inc.	4,053	63,754
		226,113
Retail REITs-6.00%
Acadia Realty Trust	6,524	130,545
Curbline Properties Corp.	4,735	106,680
Getty Realty Corp.(c)	2,551	72,933
Macerich Co. (The)	12,634	232,466
Phillips Edison & Co., Inc.	6,271	220,677
Saul Centers, Inc.(c)	607	20,741
SITE Centers Corp.	2,360	28,981
Tanger, Inc.	5,660	193,459
Urban Edge Properties	6,263	129,581
Whitestone REIT	2,239	29,465
		1,165,528
Specialized REITs-2.62%
Four Corners Property Trust, Inc.	5,002	129,502
Millrose Properties, Inc.	6,014	212,354
Outfront Media, Inc.	6,935	129,546
Safehold, Inc.	2,294	37,759
		509,161
Total Common Stocks & Other Equity Interests (Cost $17,920,434)		19,420,217

Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $35,918)	35,918	35,918
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $17,956,352)		19,456,135
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.37%
Invesco Private Government Fund, 4.28%(d)(e)(f)	721,674	721,674
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
August 31, 2025
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	1,876,890	$1,877,453
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,598,995)		2,599,127
TOTAL INVESTMENTS IN SECURITIES-113.46% (Cost $20,555,347)		22,055,262
OTHER ASSETS LESS LIABILITIES-(13.46)%		(2,615,928)
NET ASSETS-100.00%		$19,439,334

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,041	$786,296	$(763,419)	$-	$-	$35,918	$510
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,246,920	13,607,496	(14,132,742)	-	-	721,674	68,877 *
Invesco Private Prime Fund	3,403,477	32,211,094	(33,736,668)	(119)	(331)	1,877,453	183,029 *
Total	$4,663,438	$46,604,886	$(48,632,829)	$(119)	$(331)	$2,635,045	$252,416

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap Health Care ETF (PSCH)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Biotechnology-25.74%
Acadia Pharmaceuticals, Inc.(b)(c)	120,089	$3,121,113
ADMA Biologics, Inc.(b)(c)	231,490	3,995,517
Alkermes PLC(b)(c)	159,764	4,628,363
Arcus Biosciences, Inc.(b)(c)	65,713	695,901
Arrowhead Pharmaceuticals, Inc.(b)(c)	121,856	2,684,488
Catalyst Pharmaceuticals, Inc.(b)(c)	111,176	2,289,114
Dynavax Technologies Corp.(b)(c)	108,289	1,095,885
Krystal Biotech, Inc.(b)(c)	24,660	3,642,282
Myriad Genetics, Inc.(b)	89,383	569,370
Protagonist Therapeutics, Inc.(b)(c)	60,055	3,546,248
Sarepta Therapeutics, Inc.(b)	95,312	1,734,678
TG Therapeutics, Inc.(b)(c)	131,499	3,856,866
Veracyte, Inc.(b)(c)	75,936	2,303,898
Vericel Corp.(b)(c)	48,813	1,774,841
Vir Biotechnology, Inc.(b)(c)	89,810	443,661
Xencor, Inc.(b)	69,010	561,051
		36,943,276
Health Care Equipment & Supplies-32.27%
Artivion, Inc.(b)(c)	37,269	1,637,227
Avanos Medical, Inc.(b)	44,843	535,425
CONMED Corp.(c)	30,007	1,631,180
Embecta Corp.	56,668	820,553
Enovis Corp.(b)(c)	55,393	1,711,644
Glaukos Corp.(b)(c)	55,411	5,309,482
ICU Medical, Inc.(b)(c)	23,868	3,046,989
Inspire Medical Systems, Inc.(b)(c)	28,566	2,676,349
Integer Holdings Corp.(b)	33,836	3,649,889
Integra LifeSciences Holdings Corp.(b)(c)	64,804	980,485
LeMaitre Vascular, Inc.	19,936	1,901,197
Merit Medical Systems, Inc.(b)(c)	57,256	5,183,958
Neogen Corp.(b)(c)	191,516	1,101,217
Omnicell, Inc.(b)(c)	45,419	1,480,205
QuidelOrtho Corp.(b)(c)	64,260	1,843,619
STAAR Surgical Co., (Acquired 08/21/2023 - 08/15/2025; Cost $2,001,487)(b)(c)(d)	48,007	1,313,472
Tandem Diabetes Care, Inc.(b)(c)	64,583	807,933
Teleflex, Inc.	42,849	5,416,542
TransMedics Group, Inc.(b)(c)	32,810	3,771,838
UFP Technologies, Inc.(b)(c)	7,102	1,492,556
		46,311,760
Health Care Providers & Services-19.16%
AdaptHealth Corp.(b)(c)	102,332	971,131
Addus HomeCare Corp.(b)(c)	17,601	2,027,107
AMN Healthcare Services, Inc.(b)	37,121	771,374
Astrana Health, Inc.(b)(c)	40,246	1,286,262
Concentra Group Holdings Parent, Inc.	105,641	2,514,256
CorVel Corp.(b)(c)	26,395	2,350,475
National HealthCare Corp.	12,001	1,361,874
NeoGenomics, Inc.(b)	124,791	1,095,665
Owens & Minor, Inc.(b)(c)	71,211	348,934
Pediatrix Medical Group, Inc.(b)	81,654	1,405,265
Premier, Inc., Class A(c)	79,846	2,068,011
Privia Health Group, Inc.(b)(c)	101,675	2,342,592
Progyny, Inc.(b)(c)	72,313	1,711,649
RadNet, Inc.(b)(c)	65,586	4,706,451
	Shares	Value
Health Care Providers & Services-(continued)
Select Medical Holdings Corp.(c)	100,954	$1,313,412
U.S. Physical Therapy, Inc.	14,732	1,221,135
		27,495,593
Health Care Technology-2.16%
Certara, Inc.(b)(c)	106,972	1,159,577
HealthStream, Inc.(c)	23,381	656,538
Schrodinger, Inc.(b)(c)	54,171	1,056,876
Simulations Plus, Inc.(b)(c)	15,795	223,815
		3,096,806
Life Sciences Tools & Services-2.71%
Azenta, Inc.(b)(c)	44,387	1,355,579
BioLife Solutions, Inc.(b)(c)	35,973	901,123
Cytek Biosciences, Inc.(b)(c)	99,480	411,847
Fortrea Holdings, Inc.(b)(c)	87,755	864,387
Mesa Laboratories, Inc.	5,225	353,994
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	20,053	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	20,053	0
		3,886,930
Pharmaceuticals-17.93%
Amphastar Pharmaceuticals, Inc.(b)(c)	35,653	1,091,695
ANI Pharmaceuticals, Inc.(b)(c)	16,498	1,542,563
Collegium Pharmaceutical, Inc.(b)(c)	31,168	1,209,318
Corcept Therapeutics, Inc.(b)(c)	91,517	6,380,565
Harmony Biosciences Holdings, Inc.(b)(c)	37,309	1,376,329
Innoviva, Inc.(b)(c)	53,564	1,094,313
Ligand Pharmaceuticals, Inc.(b)	18,712	3,025,917
Organon & Co.(c)	252,068	2,374,481
Pacira BioSciences, Inc.(b)(c)	44,901	1,197,510
Phibro Animal Health Corp., Class A	19,753	732,244
Prestige Consumer Healthcare, Inc.(b)(c)	47,918	3,260,341
Supernus Pharmaceuticals, Inc.(b)(c)	54,236	2,447,128
		25,732,404
Total Common Stocks & Other Equity Interests (Cost $159,973,566)		143,466,769

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(f)(g) (Cost $19,829)	19,829	19,829
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $159,993,395)		143,486,598
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.29%
Invesco Private Government Fund, 4.28%(f)(g)(h)	11,271,213	11,271,213
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)
August 31, 2025
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(f)(g)(h)	29,314,822	$29,323,616
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,592,908)		40,594,829
TOTAL INVESTMENTS IN SECURITIES-128.27% (Cost $200,586,303)		184,081,427
OTHER ASSETS LESS LIABILITIES-(28.27)%		(40,567,981)
NET ASSETS-100.00%		$143,513,446

Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)	Restricted security. The value of this security at August 31, 2025 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$50,692	$1,029,831	$(1,060,694)	$-	$-	$19,829	$3,189
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,787,300	66,590,786	(75,106,873)	-	-	11,271,213	684,124 *
Invesco Private Prime Fund	47,860,367	130,162,995	(148,694,808)	(2,310)	(2,628)	29,323,616	1,822,596 *
Total	$67,698,359	$197,783,612	$(224,862,375)	$(2,310)	$(2,628)	$40,614,658	$2,509,909

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap Industrials ETF (PSCI)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Aerospace & Defense-8.50%
AAR Corp.(b)	17,776	$1,344,932
Kratos Defense & Security Solutions, Inc.(b)(c)	83,142	5,474,069
Mercury Systems, Inc.(b)	25,454	1,719,418
Moog, Inc., Class A	14,119	2,765,206
National Presto Industries, Inc.	2,568	269,178
		11,572,803
Air Freight & Logistics-1.07%
Forward Air Corp.(b)(c)	10,453	313,904
Hub Group, Inc., Class A	30,406	1,137,792
		1,451,696
Building Products-14.80%
American Woodmark Corp.(b)	7,396	477,560
Apogee Enterprises, Inc.	10,745	472,511
Armstrong World Industries, Inc.	21,688	4,245,860
AZZ, Inc.	14,991	1,692,334
CSW Industrials, Inc.	8,373	2,290,350
Gibraltar Industries, Inc.(b)	14,740	922,577
Griffon Corp.	19,561	1,489,766
Hayward Holdings, Inc.(b)	71,542	1,150,395
Insteel Industries, Inc.	9,664	370,904
MasterBrand, Inc.(b)(c)	63,348	805,153
Quanex Building Products Corp.(c)	23,395	497,612
Resideo Technologies, Inc.(b)	74,115	2,523,616
Zurn Elkay Water Solutions Corp.	70,557	3,200,465
		20,139,103
Commercial Services & Supplies-10.45%
ABM Industries, Inc.	31,188	1,533,514
Brady Corp., Class A	21,940	1,713,075
CoreCivic, Inc.(b)	54,706	1,109,438
Deluxe Corp.	22,319	438,792
Enviri Corp.(b)	40,157	453,774
GEO Group, Inc. (The)(b)(c)	69,447	1,440,331
Healthcare Services Group, Inc.(b)	36,307	566,752
HNI Corp.	23,331	1,048,495
Interface, Inc.	29,296	782,789
Liquidity Services, Inc.(b)	11,367	302,249
MillerKnoll, Inc.	33,765	712,779
OPENLANE, Inc.(b)(c)	53,818	1,556,417
Pitney Bowes, Inc.(c)	78,819	955,286
UniFirst Corp.	7,521	1,337,384
Vestis Corp.(c)	57,053	267,008
		14,218,083
Construction & Engineering-13.44%
Arcosa, Inc.	24,367	2,411,115
Dycom Industries, Inc.(b)	14,372	3,628,499
Everus Construction Group, Inc.(b)	25,560	2,004,926
Granite Construction, Inc.(c)	21,827	2,351,859
MYR Group, Inc.(b)	7,779	1,456,773
Sterling Infrastructure, Inc.(b)(c)	15,190	4,230,871
WillScot Holdings Corp.	90,987	2,205,525
		18,289,568
Electrical Equipment-2.70%
Powell Industries, Inc.(c)	4,718	1,255,743
	Shares	Value
Electrical Equipment-(continued)
Sunrun, Inc.(b)	114,510	$1,828,725
Vicor Corp.(b)(c)	11,524	588,991
		3,673,459
Ground Transportation-3.20%
ArcBest Corp.	11,452	844,700
Heartland Express, Inc.	21,650	185,974
Hertz Global Holdings, Inc.(b)(c)	61,648	353,243
Marten Transport Ltd.	28,830	341,347
RXO, Inc.(b)(c)	71,470	1,167,105
Schneider National, Inc., Class B	23,427	579,115
Werner Enterprises, Inc.(c)	30,866	890,484
		4,361,968
Machinery-27.38%
Alamo Group, Inc.	5,210	1,101,707
Albany International Corp., Class A	15,095	958,683
Astec Industries, Inc.	11,389	527,197
Enerpac Tool Group Corp.	27,105	1,147,626
Enpro, Inc.	10,501	2,297,304
ESCO Technologies, Inc.	12,891	2,589,931
Federal Signal Corp.	30,451	3,745,168
Franklin Electric Co., Inc.	19,652	1,923,145
Gates Industrial Corp. PLC(b)	114,495	2,926,492
Greenbrier Cos., Inc. (The)	15,644	729,480
Hillenbrand, Inc.	35,114	891,544
JBT Marel Corp.	23,095	3,309,283
Kadant, Inc.(c)	5,875	1,899,270
Kennametal, Inc.(c)	38,105	816,590
Lindsay Corp.	5,431	745,296
Mueller Water Products, Inc., Class A	78,178	2,060,772
Proto Labs, Inc.(b)(c)	11,837	589,601
SPX Technologies, Inc.(b)	24,674	4,616,752
Standex International Corp.	6,050	1,234,623
Tennant Co.	9,324	764,941
Titan International, Inc.(b)	24,189	213,347
Trinity Industries, Inc.	40,902	1,162,435
Worthington Enterprises, Inc.	15,510	1,020,558
		37,271,745
Marine Transportation-1.25%
Matson, Inc.	16,361	1,702,362
Passenger Airlines-2.92%
Allegiant Travel Co.(b)(c)	7,202	451,277
JetBlue Airways Corp.(b)(c)	151,877	812,542
SkyWest, Inc.(b)	20,209	2,453,373
Sun Country Airlines Holdings, Inc.(b)	19,670	260,627
		3,977,819
Professional Services-6.67%
Amentum Holdings, Inc.(b)	75,606	1,886,370
CSG Systems International, Inc.	13,806	885,793
Heidrick & Struggles International, Inc.	10,267	521,666
Korn Ferry	25,884	1,919,040
Robert Half, Inc.	50,321	1,877,980
Verra Mobility Corp., Class A(b)	79,902	1,985,564
		9,076,413
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)
August 31, 2025
	Shares	Value
Trading Companies & Distributors-7.54%
Air Lease Corp., Class A	51,881	$3,123,755
Boise Cascade Co.	18,859	1,640,733
DNOW, Inc.(b)	52,766	844,256
DXP Enterprises, Inc.(b)	6,336	791,240
GMS, Inc.(b)	19,156	2,105,820
Rush Enterprises, Inc., Class A	30,670	1,760,458
		10,266,262
Total Common Stocks & Other Equity Interests (Cost $111,560,359)		136,001,281

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $54,418)	54,418	54,418
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $111,614,777)		136,055,699
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.47%
Invesco Private Government Fund, 4.28%(d)(e)(f)	4,335,262	$4,335,262
Invesco Private Prime Fund, 4.46%(d)(e)(f)	11,271,940	11,275,322
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,609,872)		15,610,584
TOTAL INVESTMENTS IN SECURITIES-111.43% (Cost $127,224,649)		151,666,283
OTHER ASSETS LESS LIABILITIES-(11.43)%		(15,555,622)
NET ASSETS-100.00%		$136,110,661

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,721	$3,924,708	$(3,937,011)	$-	$-	$54,418	$4,142
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,467,736	99,177,531	(101,310,005)	-	-	4,335,262	350,703 *
Invesco Private Prime Fund	17,590,083	216,202,012	(222,513,577)	(153)	(3,043)	11,275,322	936,220 *
Total	$24,124,540	$319,304,251	$(327,760,593)	$(153)	$(3,043)	$15,665,002	$1,291,065

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap Information Technology ETF (PSCT)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communications Equipment-8.62%
Calix, Inc.(b)	86,747	$5,157,109
Digi International, Inc.(b)(c)	55,737	1,935,189
Extreme Networks, Inc.(b)(c)	200,252	4,281,388
Harmonic, Inc.(b)(c)	170,067	1,636,044
NetScout Systems, Inc.(b)	107,258	2,669,652
Viasat, Inc.(b)	128,145	4,142,928
Viavi Solutions, Inc.(b)	335,689	3,786,572
		23,608,882
Electronic Equipment, Instruments & Components-30.79%
Advanced Energy Industries, Inc.	56,590	8,470,391
Arlo Technologies, Inc.(b)(c)	155,488	2,707,046
Badger Meter, Inc.	44,271	8,098,051
Benchmark Electronics, Inc.(c)	54,279	2,203,185
CTS Corp.	44,881	1,906,994
ePlus, Inc.(c)	39,611	2,866,648
Insight Enterprises, Inc.(b)(c)	41,290	5,374,306
Itron, Inc.(b)	68,518	8,423,603
Knowles Corp.(b)(c)	130,790	2,792,367
OSI Systems, Inc.(b)(c)	23,476	5,400,654
PC Connection, Inc.(c)	17,948	1,152,441
Plexus Corp.(b)(c)	40,737	5,581,376
Ralliant Corp.(b)	170,249	7,118,111
Rogers Corp.(b)	25,349	1,988,883
Sanmina Corp.(b)	80,350	9,442,732
ScanSource, Inc.(b)(c)	31,262	1,364,586
TTM Technologies, Inc.(b)	152,827	6,811,499
Vishay Intertechnology, Inc.(c)	168,938	2,611,781
		84,314,654
IT Services-2.85%
DigitalOcean Holdings, Inc.(b)(c)	94,456	3,081,155
DXC Technology Co.(b)	272,578	3,938,752
Grid Dynamics Holdings, Inc.(b)(c)	94,079	779,915
		7,799,822
Semiconductors & Semiconductor Equipment-24.25%
Alpha & Omega Semiconductor Ltd.(b)	36,696	1,055,744
Axcelis Technologies, Inc.(b)(c)	48,312	3,866,893
CEVA, Inc.(b)(c)	35,961	799,053
Cohu, Inc.(b)	69,927	1,391,547
Diodes, Inc.(b)(c)	69,778	3,798,366
FormFactor, Inc.(b)(c)	115,904	3,383,238
Ichor Holdings Ltd.(b)	51,306	864,506
Impinj, Inc.(b)(c)	35,305	6,618,628
Kulicke & Soffa Industries, Inc. (Singapore)(c)	79,354	2,975,775
MaxLinear, Inc.(b)(c)	118,195	1,858,025
PDF Solutions, Inc.(b)(c)	47,087	962,929
Penguin Solutions, Inc.(b)(c)	79,336	1,914,378
Photronics, Inc.(b)	95,582	2,166,844
Qorvo, Inc.(b)	140,390	12,733,373
Semtech Corp.(b)(c)	130,254	7,566,455
SiTime Corp.(b)	31,406	7,589,888
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
SolarEdge Technologies, Inc.(b)(c)	88,788	$3,002,810
Ultra Clean Holdings, Inc.(b)(c)	67,893	1,630,790
Veeco Instruments, Inc.(b)(c)	90,123	2,209,816
		66,389,058
Software-29.13%
A10 Networks, Inc.	108,389	1,919,569
ACI Worldwide, Inc.(b)	157,742	7,784,568
Adeia, Inc.	163,153	2,453,821
Agilysys, Inc.(b)(c)	33,756	3,683,455
Alarm.com Holdings, Inc.(b)(c)	74,802	4,385,641
BlackLine, Inc.(b)(c)	77,779	4,228,844
Box, Inc., Class A(b)(c)	217,761	7,105,541
CleanSpark, Inc.(b)(c)	418,241	3,960,742
Clear Secure, Inc., Class A	138,740	5,037,649
InterDigital, Inc.(c)	38,981	10,591,528
LiveRamp Holdings, Inc.(b)(c)	98,887	2,760,925
MARA Holdings, Inc.(b)(c)	528,936	8,452,397
N-able, Inc.(b)(c)	108,033	870,746
NCR Voyix Corp.(b)(c)	207,139	2,730,092
Progress Software Corp.(c)	64,696	2,994,778
Sprinklr, Inc., Class A(b)(c)	172,611	1,491,359
SPS Commerce, Inc.(b)	57,072	6,295,042
Teradata Corp.(b)(c)	143,759	3,016,064
		79,762,761
Technology Hardware, Storage & Peripherals-4.37%
Corsair Gaming, Inc.(b)(c)	68,425	611,035
Sandisk Corp.(b)(c)	203,091	10,656,185
Xerox Holdings Corp.	175,916	700,146
		11,967,366
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $230,032,577)		273,842,543
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.20%
Invesco Private Government Fund, 4.28%(d)(e)(f)	21,374,609	21,374,609
Invesco Private Prime Fund, 4.46%(d)(e)(f)	55,823,060	55,839,807
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $77,211,225)		77,214,416
TOTAL INVESTMENTS IN SECURITIES-128.21% (Cost $307,243,802)		351,056,959
OTHER ASSETS LESS LIABILITIES-(28.21)%		(77,247,457)
NET ASSETS-100.00%		$273,809,502
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)
August 31, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,012	$6,177,830	$(6,201,842)	$-	$-	$-	$2,700
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,293,727	156,866,473	(154,785,591)	-	-	21,374,609	1,085,493 *
Invesco Private Prime Fund	50,010,784	316,116,590	(310,282,458)	(1,153)	(3,956)	55,839,807	2,905,282 *
Total	$69,328,523	$479,160,893	$(471,269,891)	$(1,153)	$(3,956)	$77,214,416	$3,993,475

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap Materials ETF (PSCM)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Chemicals-59.67%
AdvanSix, Inc.	4,731	$101,527
Balchem Corp.	5,475	887,443
Celanese Corp.	18,362	874,582
Chemours Co. (The)(b)	26,408	406,683
Element Solutions, Inc.	37,447	963,137
FMC Corp.	20,965	819,732
H.B. Fuller Co.	8,677	529,731
Hawkins, Inc.	3,339	558,715
Ingevity Corp.(b)(c)	6,434	375,617
Innospec, Inc.	4,404	385,746
Koppers Holdings, Inc.	3,531	102,328
Minerals Technologies, Inc.	5,599	366,455
Quaker Chemical Corp.(b)	2,402	348,458
Sensient Technologies Corp.	5,160	585,454
Stepan Co.	3,745	187,362
		7,492,970
Containers & Packaging-9.20%
O-I Glass, Inc.(b)(c)	27,292	354,523
Sealed Air Corp.	24,681	801,392
		1,155,915
Metals & Mining-28.80%
Alpha Metallurgical Resources, Inc.(c)	1,934	288,533
Century Aluminum Co.(b)(c)	9,219	205,860
Kaiser Aluminum Corp.(b)	2,824	219,905
Materion Corp.	3,672	406,858
Metallus, Inc.(c)	6,525	107,206
MP Materials Corp.(b)(c)	21,086	1,500,058
SunCoke Energy, Inc.	14,936	115,306
Warrior Met Coal, Inc.(b)	9,273	566,951
Worthington Steel, Inc.	6,178	205,727
		3,616,404
	Shares	Value
Paper & Forest Products-2.22%
Sylvamo Corp.	6,036	$278,441
Total Common Stocks & Other Equity Interests (Cost $11,992,156)		12,543,730

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $6,447)	6,447	6,447
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $11,998,603)		12,550,177
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.85%
Invesco Private Government Fund, 4.28%(d)(e)(f)	612,267	612,267
Invesco Private Prime Fund, 4.46%(d)(e)(f)	1,879,520	1,880,084
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,492,237)		2,492,351
TOTAL INVESTMENTS IN SECURITIES-119.79% (Cost $14,490,840)		15,042,528
OTHER ASSETS LESS LIABILITIES-(19.79)%		(2,485,530)
NET ASSETS-100.00%		$12,556,998

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,205	$511,556	$(512,314)	$-	$-	$6,447	$578
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P SmallCap Materials ETF (PSCM)—(continued)
August 31, 2025
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$816,311	$15,644,233	$(15,848,277)	$-	$-	$612,267	$40,991 *
Invesco Private Prime Fund	2,129,762	33,661,960	(33,911,543)	46	(141)	1,880,084	110,452 *
Total	$2,953,278	$49,817,749	$(50,272,134)	$46	$(141)	$2,498,798	$152,021

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Diversified Telecommunication Services-10.17%
Cogent Communications Holdings, Inc.	7,687	$293,874
Lumen Technologies, Inc.(b)	185,861	923,729
Shenandoah Telecommunications Co.(c)	8,354	110,691
		1,328,294
Electric Utilities-9.20%
MGE Energy, Inc.	6,620	563,693
Otter Tail Corp.(c)	7,591	637,568
		1,201,261
Entertainment-8.22%
Cinemark Holdings, Inc.	18,293	471,959
Madison Square Garden Sports Corp., Class A(b)	3,036	600,642
		1,072,601
Gas Utilities-10.94%
Chesapeake Utilities Corp.	4,225	522,125
MDU Resources Group, Inc.	37,019	603,039
Northwest Natural Holding Co.(c)	7,303	303,294
		1,428,458
Independent Power and Renewable Electricity Producers-4.80%
Clearway Energy, Inc., Class A	6,272	176,808
Clearway Energy, Inc., Class C	15,081	449,564
		626,372
Interactive Media & Services-19.30%
Angi, Inc.(b)(c)	7,654	135,629
CarGurus, Inc.(b)(c)	15,333	530,522
Cars.com, Inc.(b)	10,488	136,868
IAC, Inc.(b)(c)	11,805	432,299
QuinStreet, Inc.(b)(c)	10,323	161,865
Shutterstock, Inc.	4,414	92,385
TripAdvisor, Inc.(b)(c)	21,393	372,666
Yelp, Inc.(b)	11,564	365,654
Ziff Davis, Inc.(b)	7,625	291,351
		2,519,239
Media-9.86%
Cable One, Inc.(c)	838	135,320
John Wiley & Sons, Inc., Class A(c)	7,400	300,292
Scholastic Corp.	4,267	109,491
TechTarget, Inc.(b)(c)	4,943	29,164
TEGNA, Inc.	29,116	617,259
Thryv Holdings, Inc.(b)(c)	7,452	95,833
		1,287,359
Multi-Utilities-5.14%
Avista Corp.	14,596	533,339
Unitil Corp.	2,947	138,391
		671,730
	Shares	Value
Software-3.05%
DoubleVerify Holdings, Inc.(b)	24,438	$397,606
Specialized REITs-1.29%
Uniti Group, Inc.(b)	26,797	168,821
Water Utilities-11.37%
American States Water Co.	6,977	519,996
California Water Service Group	10,794	506,563
H2O America	5,636	283,885
Middlesex Water Co.	3,247	173,844
		1,484,288
Wireless Telecommunication Services-6.40%
Gogo, Inc.(b)(c)	10,843	119,056
Telephone and Data Systems, Inc.	17,867	716,288
		835,344
Total Common Stocks & Other Equity Interests (Cost $13,478,189)		13,021,373

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $3,286)	3,286	3,286
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $13,481,475)		13,024,659
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.47%
Invesco Private Government Fund, 4.28%(d)(e)(f)	742,607	742,607
Invesco Private Prime Fund, 4.46%(d)(e)(f)	1,929,585	1,930,164
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,672,746)		2,672,771
TOTAL INVESTMENTS IN SECURITIES-120.24% (Cost $16,154,221)		15,697,430
OTHER ASSETS LESS LIABILITIES-(20.24)%		(2,642,060)
NET ASSETS-100.00%		$13,055,370

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)—(continued)
August 31, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$356,891	$(353,605)	$-	$-	$3,286	$516
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,451,434	14,540,008	(15,248,835)	-	-	742,607	62,618 *
Invesco Private Prime Fund	3,780,347	30,319,580	(32,169,145)	(133)	(485)	1,930,164	166,779 *
Total	$5,231,781	$45,216,479	$(47,771,585)	$(133)	$(485)	$2,676,057	$229,913

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

25

Statements of Assets and Liabilities
August 31, 2025

	Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)	Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)
Assets:
Unaffiliated investments in securities, at value(a)	$687,712,536	$21,272,267	$39,427,992	$59,130,600
Affiliated investments in securities, at value	164,503,813	7,423,693	6,863,374	19,155,840
Receivable for:
Dividends	409,158	17,434	57,312	111,746
Securities lending	43,135	693	817	1,731
Investments sold	-	3,587	-	3,727
Investments sold - affiliated broker	-	-	-	1,547,673
Total assets	852,668,642	28,717,674	46,349,495	79,951,317
Liabilities:
Due to custodian	-	-	-	-
Payable for:
Investments purchased	-	-	-	1,633,437
Investments purchased - affiliated broker	-	-	-	-
Collateral upon return of securities loaned	164,483,908	7,415,050	6,846,843	19,104,747
Fund shares repurchased	-	3,587	-	-
Accrued unitary management fees	341,948	5,298	9,979	14,480
Total liabilities	164,825,856	7,423,935	6,856,822	20,752,664
Net Assets	$687,842,786	$21,293,739	$39,492,673	$59,198,653
Net assets consist of:
Shares of beneficial interest	$1,112,438,811	$38,971,921	$64,606,104	$150,387,416
Distributable earnings (loss)	(424,596,025)	(17,678,182)	(25,113,431)	(91,188,763)
Net Assets	$687,842,786	$21,293,739	$39,492,673	$59,198,653
Shares outstanding (unlimited amount authorized, $0.01 par value)	7,710,000	190,000	1,130,000	1,413,970
Net asset value	$89.21	$112.07	$34.95	$41.87
Market price	$89.13	$112.03	$34.95	$41.90
Unaffiliated investments in securities, at cost	$578,967,955	$20,714,778	$45,163,288	$73,146,142
Affiliated investments in securities, at cost	$164,493,624	$7,423,369	$6,863,034	$19,154,705
(a)Includes securities on loan with an aggregate value of:	$157,777,751	$7,217,200	$6,704,643	$18,626,562
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

$19,420,217	$143,466,769	$136,001,281	$273,842,543	$12,543,730	$13,021,373
2,635,045	40,614,658	15,665,002	77,214,416	2,498,798	2,676,057

25,608	56,439	85,783	48,054	9,548	33,752
753	3,380	1,428	7,925	329	321
166,132	-	-	484,566	-	-
-	1,733,978	-	-	-	-
22,247,755	185,875,224	151,753,494	351,597,504	15,052,405	15,731,503

7,901	-	-	27,098	-	-

48,958	1,735,536	-	-	-	-
147,857	-	-	-	-	-
2,598,995	40,592,908	15,609,872	77,211,225	2,492,237	2,672,746
-	-	-	484,621	-	-
4,710	33,334	32,961	65,058	3,170	3,387
2,808,421	42,361,778	15,642,833	77,788,002	2,495,407	2,676,133
$19,439,334	$143,513,446	$136,110,661	$273,809,502	$12,556,998	$13,055,370

$28,613,436	$339,635,509	$115,218,305	$289,375,799	$19,128,160	$25,604,642
(9,174,102)	(196,122,063)	20,892,356	(15,566,297)	(6,571,162)	(12,549,272)
$19,439,334	$143,513,446	$136,110,661	$273,809,502	$12,556,998	$13,055,370
330,000	3,470,000	920,000	5,650,000	160,000	230,000
$58.91	$41.36	$147.95	$48.46	$78.48	$56.76
$58.91	$41.35	$147.88	$48.45	$78.48	$56.77
$17,920,434	$159,973,566	$111,560,359	$230,032,577	$11,992,156	$13,478,189
$2,634,913	$40,612,737	$15,664,290	$77,211,225	$2,498,684	$2,676,032
$2,544,623	$39,794,051	$14,946,271	$75,111,065	$2,442,014	$2,621,117

27

Statements of Operations
For the year ended August 31, 2025

	Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)	Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)
Investment income:
Unaffiliated dividend income	$4,018,559	$278,731	$1,040,560	$1,629,522
Affiliated dividend income	19,145	366	1,359	1,818
Non-cash dividend income	596,671	-	-	-
Securities lending income, net	1,435,457	11,730	16,790	34,268
Foreign withholding tax	(30,453)	-	-	-
Total investment income	6,039,379	290,827	1,058,709	1,665,608
Expenses:
Unitary management fees	4,837,779	68,912	138,957	220,561
Less: Waivers	(393)	(8)	(30)	(40)
Net expenses	4,837,386	68,904	138,927	220,521
Net investment income	1,201,993	221,923	919,782	1,445,087
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(15,464,181)	(1,215,184)	(5,455,881)	(9,824,724)
Affiliated investment securities	(10,461)	(891)	(944)	(2,152)
In-kind redemptions	48,335,739	289,530	495,787	400,192
Net realized gain (loss)	32,861,097	(926,545)	(4,961,038)	(9,426,684)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(69,759,756)	1,624,945	799,764	(12,204,560)
Affiliated investment securities	(696)	250	(355)	163
Change in net unrealized appreciation (depreciation)	(69,760,452)	1,625,195	799,409	(12,204,397)
Net realized and unrealized gain (loss)	(36,899,355)	698,650	(4,161,629)	(21,631,081)
Net increase (decrease) in net assets resulting from operations	$(35,697,362)	$920,573	$(3,241,847)	$(20,185,994)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

$414,861	$550,125	$1,566,103	$701,863	$185,373	$201,312
510	3,189	4,142	2,700	578	516
-	-	-	-	-	-
12,342	65,161	35,929	157,331	4,658	6,026
(1,350)	-	-	-	-	-
426,363	618,475	1,606,174	861,894	190,609	207,854

57,969	485,885	509,099	824,205	43,870	46,928
(11)	(69)	(87)	(55)	(12)	(10)
57,958	485,816	509,012	824,150	43,858	46,918
368,405	132,659	1,097,162	37,744	146,751	160,936

(654,945)	61,962	(2,619,276)	(6,874,181)	(1,687,828)	(311,423)
(331)	(2,628)	(3,043)	(3,956)	(141)	(485)
1,821,739	2,520,670	14,833,944	24,784,242	2,445,860	1,846,279
1,166,463	2,580,004	12,211,625	17,906,105	757,891	1,534,371

366,984	(25,874,290)	(10,207,449)	(19,030,960)	(1,541,804)	(1,388,495)
(119)	(2,310)	(153)	(1,153)	46	(133)
366,865	(25,876,600)	(10,207,602)	(19,032,113)	(1,541,758)	(1,388,628)
1,533,328	(23,296,596)	2,004,023	(1,126,008)	(783,867)	145,743
$1,901,733	$(23,163,937)	$3,101,185	$(1,088,264)	$(637,116)	$306,679

29

Statements of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)		Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
	2025	2024	2025	2024
Operations:
Net investment income	$1,201,993	$1,687,376	$221,923	$436,982
Net realized gain (loss)	32,861,097	49,765,508	(926,545)	1,675,039
Change in net unrealized appreciation (depreciation)	(69,760,452)	78,380,002	1,625,195	3,067,533
Net increase (decrease) in net assets resulting from operations	(35,697,362)	129,832,886	920,573	5,179,554
Distributions to Shareholders from:
Distributable earnings	(6,747,836)	(9,945,867)	(274,797)	(416,140)
Shareholder Transactions:
Proceeds from shares sold	91,071,416	498,976,454	-	13,648,566
Value of shares repurchased	(326,182,115)	(370,047,645)	(5,037,019)	(19,447,787)
Net increase (decrease) in net assets resulting from share transactions	(235,110,699)	128,928,809	(5,037,019)	(5,799,221)
Net increase (decrease) in net assets	(277,555,897)	248,815,828	(4,391,243)	(1,035,807)
Net assets:
Beginning of year	965,398,683	716,582,855	25,684,982	26,720,789
End of year	$687,842,786	$965,398,683	$21,293,739	$25,684,982
Changes in Shares Outstanding:
Shares sold	1,010,000	5,710,000	-	140,000
Shares repurchased	(3,760,000)	(4,180,000)	(50,000)	(190,000)
Shares outstanding, beginning of year	10,460,000	8,930,000	240,000	290,000
Shares outstanding, end of year	7,710,000	10,460,000	190,000	240,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P SmallCap Consumer Staples ETF (PSCC)		Invesco S&P SmallCap Energy ETF (PSCE)		Invesco S&P SmallCap Financials ETF (PSCF)
2025	2024	2025	2024	2025	2024

$919,782	$1,307,080	$1,445,087	$3,778,940	$368,405	$587,237
(4,961,038)	9,028,729	(9,426,684)	9,238,235	1,166,463	(1,387,305)
799,409	(9,973,112)	(12,204,397)	(27,015,232)	366,865	5,471,775
(3,241,847)	362,697	(20,185,994)	(13,998,057)	1,901,733	4,671,707

(1,030,130)	(1,220,835)	(1,621,574)	(4,298,739)	(497,623)	(573,846)

1,186,090	32,849,166	24,953,247	44,162,487	5,920,849	1,529,206
(12,439,188)	(65,656,116)	(38,196,733)	(178,274,710)	(8,412,364)	(7,293,723)
(11,253,098)	(32,806,950)	(13,243,486)	(134,112,223)	(2,491,515)	(5,764,517)
(15,525,075)	(33,665,088)	(35,051,054)	(152,409,019)	(1,087,405)	(1,666,656)

55,017,748	88,682,836	94,249,707	246,658,726	20,526,739	22,193,395
$39,492,673	$55,017,748	$59,198,653	$94,249,707	$19,439,334	$20,526,739

30,000	860,000	490,000	820,000	110,000	30,000
(350,000)	(1,790,000)	(870,000)	(3,420,000)	(150,000)	(160,000)
1,450,000	2,380,000	1,793,970	4,393,970	370,000	500,000
1,130,000	1,450,000	1,413,970	1,793,970	330,000	370,000

31

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2025 and 2024

	Invesco S&P SmallCap Health Care ETF (PSCH)		Invesco S&P SmallCap Industrials ETF (PSCI)
	2025	2024	2025	2024
Operations:
Net investment income	$132,659	$653,654	$1,097,162	$1,152,457
Net realized gain (loss)	2,580,004	(24,328,043)	12,211,625	9,828,956
Change in net unrealized appreciation (depreciation)	(25,876,600)	48,256,586	(10,207,602)	27,177,401
Net increase (decrease) in net assets resulting from operations	(23,163,937)	24,582,197	3,101,185	38,158,814
Distributions to Shareholders from:
Distributable earnings	(133,341)	(514,396)	(1,352,006)	(1,125,992)
Shareholder Transactions:
Proceeds from shares sold	8,292,426	18,857,809	45,497,385	61,348,821
Value of shares repurchased	(46,576,951)	(94,067,044)	(107,058,770)	(36,381,572)
Net increase (decrease) in net assets resulting from share transactions	(38,284,525)	(75,209,235)	(61,561,385)	24,967,249
Net increase (decrease) in net assets	(61,581,803)	(51,141,434)	(59,812,206)	62,000,071
Net assets:
Beginning of year	205,095,249	256,236,683	195,922,867	133,922,796
End of year	$143,513,446	$205,095,249	$136,110,661	$195,922,867
Changes in Shares Outstanding:
Shares sold	200,000	440,000	330,000	530,000
Shares repurchased	(1,080,000)	(2,280,000)	(920,000)	(310,000)
Shares outstanding, beginning of year	4,350,000	6,190,000	1,510,000	1,290,000
Shares outstanding, end of year	3,470,000	4,350,000	920,000	1,510,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P SmallCap Information Technology ETF (PSCT)		Invesco S&P SmallCap Materials ETF (PSCM)		Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
2025	2024	2025	2024	2025	2024

$37,744	$9,908	$146,751	$135,802	$160,936	$197,019
17,906,105	3,509,623	757,891	(731,039)	1,534,371	(1,193,711)
(19,032,113)	(4,653,492)	(1,541,758)	2,670,469	(1,388,628)	2,488,849
(1,088,264)	(1,133,961)	(637,116)	2,075,232	306,679	1,492,157

(58,475)	(117,050)	(150,818)	(139,444)	(171,505)	(262,405)

24,127,305	42,587,435	4,655,248	3,882,290	4,631,851	3,466,566
(72,145,060)	(56,658,567)	(9,441,473)	(6,186,019)	(10,869,004)	(4,544,381)
(48,017,755)	(14,071,132)	(4,786,225)	(2,303,729)	(6,237,153)	(1,077,815)
(49,164,494)	(15,322,143)	(5,574,159)	(367,941)	(6,101,979)	151,937

322,973,996	338,296,139	18,131,157	18,499,098	19,157,349	19,005,412
$273,809,502	$322,973,996	$12,556,998	$18,131,157	$13,055,370	$19,157,349

520,000	910,000	60,000	50,000	80,000	60,000
(1,610,000)	(1,220,000)	(130,000)	(90,000)	(180,000)	(90,000)
6,740,000	7,050,000	230,000	270,000	330,000	360,000
5,650,000	6,740,000	160,000	230,000	230,000	330,000

33

Financial Highlights
Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$92.29	$80.24	$76.19	$87.15	$59.33
Net investment income(a)	0.13	0.17	0.57	0.53	0.03
Net realized and unrealized gain (loss) on investments	(2.56)	12.97	4.11	(11.20)	27.88
Total from investment operations	(2.43)	13.14	4.68	(10.67)	27.91
Distributions to shareholders from:
Net investment income	(0.65)	(1.09)	(0.63)	(0.29)	(0.09)
Net asset value at end of year	$89.21	$92.29	$80.24	$76.19	$87.15
Market price at end of year(b)	$89.13	$92.24	$80.24	$76.21	$87.07
Net Asset Value Total Return(c)	(2.65)%	16.55%	6.21%	(12.25)%	47.07%
Market Price Total Return(c)	(2.69)%	16.49%	6.19%	(12.15)%	46.79%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$687,843	$965,399	$716,583	$390,080	$455,814
Ratio to average net assets of:
Expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.15%	0.21%	0.75%	0.63%	0.03%
Portfolio turnover rate(d)	186%	178%	181%	175%	198%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$107.02	$92.14	$80.87	$113.63	$64.90
Net investment income(a)	0.97	1.34	1.19	1.04	0.47
Net realized and unrealized gain (loss) on investments	5.27	14.81	11.25 (b)	(32.74)	48.59
Total from investment operations	6.24	16.15	12.44	(31.70)	49.06
Distributions to shareholders from:
Net investment income	(1.19)	(1.27)	(1.17)	(1.06)	(0.33)
Net asset value at end of year	$112.07	$107.02	$92.14	$80.87	$113.63
Market price at end of year(c)	$112.03	$106.85	$92.11	$80.85	$113.46
Net Asset Value Total Return(d)	5.91%	17.66%	15.57%(b)	(28.01)%	75.74%
Market Price Total Return(d)	6.04%	17.51%	15.56%(b)	(27.91)%	75.42%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$21,294	$25,685	$26,721	$25,071	$65,907
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.30%	0.29%
Net investment income	0.93%	1.36%	1.38%	1.04%	0.44%
Portfolio turnover rate(e)	27%	22%	19%	24%	33%

(a)	Based on average shares outstanding.
(b)
Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net realized and unrealized gain (loss) on investments per share would have been $10.76. Total returns would have been lower.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights—(continued)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
	Years Ended August 31,
	2025	2024	2023	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$37.94	$37.26	$34.14	$34.05	$26.12
Net investment income(b)	0.70	0.62	0.62	0.42	0.52
Net realized and unrealized gain (loss) on investments	(2.93)	0.64 (c)	3.08	0.07 (c)	7.95
Total from investment operations	(2.23)	1.26	3.70	0.49	8.47
Distributions to shareholders from:
Net investment income	(0.76)	(0.58)	(0.58)	(0.40)	(0.54)
Net asset value at end of year	$34.95	$37.94	$37.26	$34.14	$34.05
Market price at end of year(d)	$34.95	$37.92	$37.24	$34.14	$34.01
Net Asset Value Total Return(e)	(5.90)%	3.47%	10.98%	1.48%	32.77%
Market Price Total Return(e)	(5.86)%	3.48%	10.89%	1.62%	32.27%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$39,493	$55,018	$88,683	$61,448	$46,982
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	1.92%	1.70%	1.75%	1.21%	1.64%
Portfolio turnover rate(f)	26%	26%	10%	20%	30%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P SmallCap Energy ETF (PSCE)
	Years Ended August 31,
	2025	2024	2023	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$52.54	$56.14	$49.50	$32.55	$17.50
Net investment income(b)	0.85	0.96	1.31	0.45	0.15
Net realized and unrealized gain (loss) on investments	(10.57)	(3.52)	6.62	16.85	15.00
Total from investment operations	(9.72)	(2.56)	7.93	17.30	15.15
Distributions to shareholders from:
Net investment income	(0.95)	(1.04)	(1.29)	(0.35)	(0.10)
Net asset value at end of year	$41.87	$52.54	$56.14	$49.50	$32.55
Market price at end of year(c)	$41.90	$52.51	$56.11	$49.50	$32.60
Net Asset Value Total Return(d)	(18.60)%	(4.60)%	16.63%	53.42%	87.13%
Market Price Total Return(d)	(18.49)%	(4.61)%	16.57%	53.18%	86.35%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$59,199	$94,250	$246,659	$138,193	$105,589
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	1.90%	1.79%	2.67%	1.04%	0.43%
Portfolio turnover rate(e)	31%	62%	48%	58%	26%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights—(continued)
Invesco S&P SmallCap Financials ETF (PSCF)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$55.48	$44.39	$50.37	$58.47	$40.46
Net investment income(a)	1.01	1.41	1.51	1.32	1.06
Net realized and unrealized gain (loss) on investments	3.82	10.98	(6.10)	(8.16)	18.07
Total from investment operations	4.83	12.39	(4.59)	(6.84)	19.13
Distributions to shareholders from:
Net investment income	(1.40)	(1.30)	(1.39)	(1.26)	(1.12)
Net asset value at end of year	$58.91	$55.48	$44.39	$50.37	$58.47
Market price at end of year(b)	$58.91	$55.45	$44.36	$50.38	$58.39
Net Asset Value Total Return(c)	8.93%	28.61%	(9.13)%	(11.81)%	47.97%
Market Price Total Return(c)	8.98%	28.62%	(9.21)%	(11.67)%	47.48%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$19,439	$20,527	$22,193	$37,775	$50,288
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	1.84%	3.04%	3.24%	2.33%	2.01%
Portfolio turnover rate(d)	13%	21%	31%	19%	19%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P SmallCap Health Care ETF (PSCH)
	Years Ended August 31,
	2025	2024	2023	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$47.15	$41.40	$46.93	$63.77	$44.25
Net investment income (loss)(b)	0.03	0.13	(0.03)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	(5.79)	5.73	(5.50)	(16.76)	19.61
Total from investment operations	(5.76)	5.86	(5.53)	(16.84)	19.52
Distributions to shareholders from:
Net investment income	(0.03)	(0.11)	-	-	-
Net asset value at end of year	$41.36	$47.15	$41.40	$46.93	$63.77
Market price at end of year(c)	$41.35	$47.11	$41.35	$46.94	$63.64
Net Asset Value Total Return(d)	(12.21)%	14.19%	(11.79)%	(26.40)%	44.13%
Market Price Total Return(d)	(12.16)%	14.22%	(11.91)%	(26.24)%	43.72%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$143,513	$205,095	$256,237	$336,501	$526,104
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	0.08%	0.31%	(0.07)%	(0.15)%	(0.16)%
Portfolio turnover rate(e)	42%	32%	29%	31%	30%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights—(continued)
Invesco S&P SmallCap Industrials ETF (PSCI)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$129.75	$103.82	$86.84	$94.57	$65.95
Net investment income(a)	0.83	0.80	0.85	0.69	0.64
Net realized and unrealized gain (loss) on investments	18.32	25.92	16.98	(7.78)	28.53
Total from investment operations	19.15	26.72	17.83	(7.09)	29.17
Distributions to shareholders from:
Net investment income	(0.95)	(0.79)	(0.85)	(0.64)	(0.55)
Net asset value at end of year	$147.95	$129.75	$103.82	$86.84	$94.57
Market price at end of year(b)	$147.88	$129.71	$103.81	$86.84	$94.49
Net Asset Value Total Return(c)	14.87%	25.86%	20.67%	(7.52)%	44.37%
Market Price Total Return(c)	14.86%	25.83%	20.66%	(7.43)%	44.03%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$136,111	$195,923	$133,923	$68,607	$124,836
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	0.62%	0.69%	0.89%	0.75%	0.74%
Portfolio turnover rate(d)	32%	29%	21%	15%	9%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights—(continued)
Invesco S&P SmallCap Information Technology ETF (PSCT)
	Years Ended August 31,
	2025	2024	2023	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of year	$47.92	$47.99	$40.81	$49.09	$30.19
Net investment income (loss)(b)	0.01	0.00 (c)	0.01	(0.00)(d)	0.01
Net realized and unrealized gain (loss) on investments	0.54 (e)	(0.05)	7.17	(8.28)	18.91
Total from investment operations	0.55	(0.05)	7.18	(8.28)	18.92
Distributions to shareholders from:
Net investment income	(0.01)	(0.02)	-	-	(0.02)
Net asset value at end of year	$48.46	$47.92	$47.99	$40.81	$49.09
Market price at end of year(f)	$48.45	$47.90	$48.01	$40.85	$49.09
Net Asset Value Total Return(g)	1.14%	(0.10)%	17.59%	(16.87)%	62.70%
Market Price Total Return(g)	1.16%	(0.19)%	17.53%	(16.79)%	62.54%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$273,810	$322,974	$338,296	$383,204	$477,157
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	0.01%	0.00%(h)	0.02%	(0.00)%	0.03%
Portfolio turnover rate(i)	30%	34%	20%	18%	16%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	Amount represents less than $(0.005) per share.
(e)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(f)	The mean between the last bid and ask prices.
(g)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights—(continued)
Invesco S&P SmallCap Materials ETF (PSCM)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$78.83	$68.52	$63.09	$65.98	$42.14
Net investment income(a)	0.72	0.60	0.57	0.51	0.61
Net realized and unrealized gain (loss) on investments	(0.31)	10.31	5.49	(2.94)	23.97
Total from investment operations	0.41	10.91	6.06	(2.43)	24.58
Distributions to shareholders from:
Net investment income	(0.76)	(0.60)	(0.63)	(0.46)	(0.74)
Net asset value at end of year	$78.48	$78.83	$68.52	$63.09	$65.98
Market price at end of year(b)	$78.48	$78.77	$68.51	$63.05	$65.88
Net Asset Value Total Return(c)	0.63%	16.01%	9.69%	(3.69)%	58.70%
Market Price Total Return(c)	0.71%	15.94%	9.74%	(3.60)%	59.03%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$12,557	$18,131	$18,499	$18,927	$27,711
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	0.97%	0.83%	0.86%	0.78%	1.00%
Portfolio turnover rate(d)	40%	36%	18%	21%	25%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$58.05	$52.79	$58.08	$67.58	$48.85
Net investment income(a)	0.58	0.64	0.87	0.88	1.75 (b)
Net realized and unrealized gain (loss) on investments	(1.29)(c)	5.41	(5.42)	(8.44)	17.63
Total from investment operations	(0.71)	6.05	(4.55)	(7.56)	19.38
Distributions to shareholders from:
Net investment income	(0.58)	(0.79)	(0.74)	(1.94)	(0.65)
Net asset value at end of year	$56.76	$58.05	$52.79	$58.08	$67.58
Market price at end of year(d)	$56.77	$58.07	$52.78	$58.08	$67.44
Net Asset Value Total Return(e)	(1.26)%	11.65%	(7.87)%	(11.42)%	40.03%
Market Price Total Return(e)	(1.28)%	11.71%	(7.88)%	(11.23)%	39.57%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$13,055	$19,157	$19,005	$22,653	$27,034
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	0.99%	1.24%	1.57%	1.38%	2.98%(b)
Portfolio turnover rate(f)	24%	32%	53%	40%	70%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.69 and 1.17%, respectively.

(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2025
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)	"Dorsey Wright SmallCap Momentum ETF"
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	"S&P SmallCap Consumer Discretionary ETF"
Invesco S&P SmallCap Consumer Staples ETF (PSCC)	"S&P SmallCap Consumer Staples ETF"
Invesco S&P SmallCap Energy ETF (PSCE)	"S&P SmallCap Energy ETF"
Invesco S&P SmallCap Financials ETF (PSCF)	"S&P SmallCap Financials ETF"
Invesco S&P SmallCap Health Care ETF (PSCH)	"S&P SmallCap Health Care ETF"
Invesco S&P SmallCap Industrials ETF (PSCI)	"S&P SmallCap Industrials ETF"
Invesco S&P SmallCap Information Technology ETF (PSCT)	"S&P SmallCap Information Technology ETF"
Invesco S&P SmallCap Materials ETF (PSCM)	"S&P SmallCap Materials ETF"
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)	"S&P SmallCap Utilities & Communication Services ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Dorsey Wright SmallCap Momentum ETF	Dorsey Wright SmallCap Technical LeadersTM Index
S&P SmallCap Consumer Discretionary ETF	S&P SmallCap 600® Capped Consumer Discretionary Index
S&P SmallCap Consumer Staples ETF	S&P SmallCap 600® Capped Consumer Staples Index
S&P SmallCap Energy ETF	S&P SmallCap 600® Capped Energy Index
S&P SmallCap Financials ETF	S&P SmallCap 600® Capped Financials & Real Estate Index
S&P SmallCap Health Care ETF	S&P SmallCap 600® Capped Health Care Index
S&P SmallCap Industrials ETF	S&P SmallCap 600® Capped Industrials Index
S&P SmallCap Information Technology ETF	S&P SmallCap 600® Capped Information Technology Index
S&P SmallCap Materials ETF	S&P SmallCap 600® Capped Materials Index
S&P SmallCap Utilities & Communication Services ETF	S&P SmallCap 600® Capped Utilities & Communication Services Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily

40

settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant

41

governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

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Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the

43

borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Dorsey Wright SmallCap Momentum ETF	$132,563
S&P SmallCap Consumer Discretionary ETF	1,058
S&P SmallCap Consumer Staples ETF	1,417
S&P SmallCap Energy ETF	2,865
S&P SmallCap Financials ETF	1,157
S&P SmallCap Health Care ETF	5,316
S&P SmallCap Industrials ETF	3,002
S&P SmallCap Information Technology ETF	11,717
S&P SmallCap Materials ETF	427
S&P SmallCap Utilities & Communication Services ETF	620

K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

44

Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because S&P SmallCap Consumer Staples ETF, S&P SmallCap Energy ETF, S&P SmallCap Materials ETF and S&P SmallCap Utilities & Communication Services ETF are non-diversified, and to the extent Dorsey Wright SmallCap Momentum ETF becomes non-diversified, and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Dorsey Wright SmallCap Momentum ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Small-Capitalization Company Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

45

NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Dorsey Wright SmallCap Momentum ETF	0.60%
S&P SmallCap Consumer Discretionary ETF	0.29%
S&P SmallCap Consumer Staples ETF	0.29%
S&P SmallCap Energy ETF	0.29%
S&P SmallCap Financials ETF	0.29%
S&P SmallCap Health Care ETF	0.29%
S&P SmallCap Industrials ETF	0.29%
S&P SmallCap Information Technology ETF	0.29%
S&P SmallCap Materials ETF	0.29%
S&P SmallCap Utilities & Communication Services ETF	0.29%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2025, the Adviser waived fees for each Fund in the following amounts:
Dorsey Wright SmallCap Momentum ETF	$393
S&P SmallCap Consumer Discretionary ETF	8
S&P SmallCap Consumer Staples ETF	30
S&P SmallCap Energy ETF	40
S&P SmallCap Financials ETF	11
S&P SmallCap Health Care ETF	69
S&P SmallCap Industrials ETF	87
S&P SmallCap Information Technology ETF	55
S&P SmallCap Materials ETF	12
S&P SmallCap Utilities & Communication Services ETF	10
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

46

The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Dorsey Wright SmallCap Momentum ETF	Dorsey, Wright & Associates, LLC
S&P SmallCap Consumer Discretionary ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Consumer Staples ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Energy ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Financials ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Health Care ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Industrials ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Information Technology ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Materials ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Utilities & Communication Services ETF	S&P Dow Jones Indices, LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Dorsey Wright SmallCap Momentum ETF	$312,117
S&P SmallCap Consumer Discretionary ETF	1,719
S&P SmallCap Consumer Staples ETF	2,497
S&P SmallCap Energy ETF	11,177
S&P SmallCap Financials ETF	555
S&P SmallCap Health Care ETF	21,275
S&P SmallCap Industrials ETF	13,212
S&P SmallCap Information Technology ETF	24,660
S&P SmallCap Materials ETF	1,557
S&P SmallCap Utilities & Communication Services ETF	2,046
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

47

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Dorsey Wright SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$687,712,536	$-	$-	$687,712,536
Money Market Funds	9,716	164,494,097	-	164,503,813
Total Investments	$687,722,252	$164,494,097	$-	$852,216,349
S&P SmallCap Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$21,272,267	$-	$-	$21,272,267
Money Market Funds	8,319	7,415,374	-	7,423,693
Total Investments	$21,280,586	$7,415,374	$-	$28,695,960
S&P SmallCap Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$39,427,992	$-	$-	$39,427,992
Money Market Funds	16,191	6,847,183	-	6,863,374
Total Investments	$39,444,183	$6,847,183	$-	$46,291,366
S&P SmallCap Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$59,130,600	$-	$-	$59,130,600
Money Market Funds	49,958	19,105,882	-	19,155,840
Total Investments	$59,180,558	$19,105,882	$-	$78,286,440
S&P SmallCap Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$19,420,217	$-	$-	$19,420,217
Money Market Funds	35,918	2,599,127	-	2,635,045
Total Investments	$19,456,135	$2,599,127	$-	$22,055,262
S&P SmallCap Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$143,466,769	$-	$0	$143,466,769
Money Market Funds	19,829	40,594,829	-	40,614,658
Total Investments	$143,486,598	$40,594,829	$0	$184,081,427
S&P SmallCap Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$136,001,281	$-	$-	$136,001,281
Money Market Funds	54,418	15,610,584	-	15,665,002
Total Investments	$136,055,699	$15,610,584	$-	$151,666,283
S&P SmallCap Information Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$273,842,543	$-	$-	$273,842,543
Money Market Funds	-	77,214,416	-	77,214,416
Total Investments	$273,842,543	$77,214,416	$-	$351,056,959
S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$12,543,730	$-	$-	$12,543,730
Money Market Funds	6,447	2,492,351	-	2,498,798
Total Investments	$12,550,177	$2,492,351	$-	$15,042,528
S&P SmallCap Utilities & Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$13,021,373	$-	$-	$13,021,373
Money Market Funds	3,286	2,672,771	-	2,676,057
Total Investments	$13,024,659	$2,672,771	$-	$15,697,430

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NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
Dorsey Wright SmallCap Momentum ETF	$6,747,836	$9,945,867
S&P SmallCap Consumer Discretionary ETF	274,797	416,140
S&P SmallCap Consumer Staples ETF	1,030,130	1,220,835
S&P SmallCap Energy ETF	1,621,574	4,298,739
S&P SmallCap Financials ETF	497,623	573,846
S&P SmallCap Health Care ETF	133,341	514,396
S&P SmallCap Industrials ETF	1,352,006	1,125,992
S&P SmallCap Information Technology ETF	58,475	117,050
S&P SmallCap Materials ETF	150,818	139,444
S&P SmallCap Utilities & Communication Services ETF	171,505	262,405

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-end:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Dorsey Wright SmallCap Momentum ETF	$-	$-	$108,547,646	$(533,143,671)	$1,112,438,811	$687,842,786
S&P SmallCap Consumer Discretionary ETF	24,090	-	383,352	(18,085,624)	38,971,921	21,293,739
S&P SmallCap Consumer Staples ETF	199,721	-	(6,249,586)	(19,063,566)	64,606,104	39,492,673
S&P SmallCap Energy ETF	227,457	-	(15,728,693)	(75,687,527)	150,387,416	59,198,653
S&P SmallCap Financials ETF	68,618	-	1,052,610	(10,295,330)	28,613,436	19,439,334
S&P SmallCap Health Care ETF	8,976	-	(19,118,288)	(177,012,751)	339,635,509	143,513,446
S&P SmallCap Industrials ETF	134,695	734,125	20,023,536	-	115,218,305	136,110,661
S&P SmallCap Information Technology ETF	-	-	37,190,203	(52,756,500)	289,375,799	273,809,502
S&P SmallCap Materials ETF	15,576	-	348,587	(6,935,325)	19,128,160	12,556,998
S&P SmallCap Utilities & Communication Services ETF	38,722	-	(598,411)	(11,989,583)	25,604,642	13,055,370
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Dorsey Wright SmallCap Momentum ETF	$533,143,671	$-	$533,143,671
S&P SmallCap Consumer Discretionary ETF	2,045,902	16,039,722	18,085,624
S&P SmallCap Consumer Staples ETF	4,634,657	14,428,909	19,063,566
S&P SmallCap Energy ETF	11,112,870	64,574,657	75,687,527
S&P SmallCap Financials ETF	689,208	9,606,122	10,295,330
S&P SmallCap Health Care ETF	24,237,168	152,775,583	177,012,751
S&P SmallCap Industrials ETF	-	-	-
S&P SmallCap Information Technology ETF	6,747,371	46,009,129	52,756,500
S&P SmallCap Materials ETF	683,589	6,251,736	6,935,325
S&P SmallCap Utilities & Communication Services ETF	2,964,848	9,024,735	11,989,583

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

49

NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Dorsey Wright SmallCap Momentum ETF	$1,506,079,348	$1,511,235,756
S&P SmallCap Consumer Discretionary ETF	6,454,911	6,462,083
S&P SmallCap Consumer Staples ETF	12,415,613	12,435,289
S&P SmallCap Energy ETF	23,787,092	24,036,590
S&P SmallCap Financials ETF	2,900,174	2,592,188
S&P SmallCap Health Care ETF	71,002,222	70,849,791
S&P SmallCap Industrials ETF	56,768,595	59,535,112
S&P SmallCap Information Technology ETF	84,396,511	84,939,758
S&P SmallCap Materials ETF	6,283,964	5,982,631
S&P SmallCap Utilities & Communication Services ETF	3,860,869	3,801,620
For the fiscal year ended August 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Dorsey Wright SmallCap Momentum ETF	$91,014,330	$326,169,906
S&P SmallCap Consumer Discretionary ETF	-	5,032,100
S&P SmallCap Consumer Staples ETF	1,184,354	12,426,518
S&P SmallCap Energy ETF	24,934,931	38,155,913
S&P SmallCap Financials ETF	5,899,750	8,387,475
S&P SmallCap Health Care ETF	8,293,117	46,522,503
S&P SmallCap Industrials ETF	45,490,860	104,492,266
S&P SmallCap Information Technology ETF	24,133,190	71,526,297
S&P SmallCap Materials ETF	4,650,303	9,734,067
S&P SmallCap Utilities & Communication Services ETF	4,618,161	10,839,744
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Dorsey Wright SmallCap Momentum ETF	$144,615,550	$(36,067,904)	$108,547,646	$743,668,703
S&P SmallCap Consumer Discretionary ETF	4,803,958	(4,420,606)	383,352	28,312,608
S&P SmallCap Consumer Staples ETF	4,805,811	(11,055,397)	(6,249,586)	52,540,952
S&P SmallCap Energy ETF	3,601,187	(19,329,880)	(15,728,693)	94,015,133
S&P SmallCap Financials ETF	3,696,607	(2,643,997)	1,052,610	21,002,652
S&P SmallCap Health Care ETF	28,311,964	(47,430,252)	(19,118,288)	203,199,715
S&P SmallCap Industrials ETF	32,665,992	(12,642,456)	20,023,536	131,642,747
S&P SmallCap Information Technology ETF	72,649,426	(35,459,223)	37,190,203	313,866,756
S&P SmallCap Materials ETF	2,021,115	(1,672,528)	348,587	14,693,941
S&P SmallCap Utilities & Communication Services ETF	1,303,262	(1,901,673)	(598,411)	16,295,841

50

NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of redemption in-kind, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Dorsey Wright SmallCap Momentum ETF	$5,362,127	$(53,009,543)	$47,647,416
S&P SmallCap Consumer Discretionary ETF	-	(116,489)	116,489
S&P SmallCap Consumer Staples ETF	-	(205,473)	205,473
S&P SmallCap Energy ETF	-	3,131,184	(3,131,184)
S&P SmallCap Financials ETF	117,866	(1,708,089)	1,590,223
S&P SmallCap Health Care ETF	-	406,145	(406,145)
S&P SmallCap Industrials ETF	-	(9,816,320)	9,816,320
S&P SmallCap Information Technology ETF	76,373	(19,014,878)	18,938,505
S&P SmallCap Materials ETF	-	(2,314,199)	2,314,199
S&P SmallCap Utilities & Communication Services ETF	-	(1,619,132)	1,619,132
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

51

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco Dorsey Wright SmallCap Momentum ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF and Invesco S&P SmallCap Utilities & Communication Services ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Dorsey Wright SmallCap Momentum ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF and Invesco S&P SmallCap Utilities & Communication Services ETF (ten of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

52

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco Dorsey Wright SmallCap Momentum ETF	0%	68%	68%	0%	0%
Invesco S&P SmallCap Consumer Discretionary ETF	0%	100%	100%	0%	0%
Invesco S&P SmallCap Consumer Staples ETF	0%	100%	100%	0%	0%
Invesco S&P SmallCap Energy ETF	0%	95%	92%	0%	0%
Invesco S&P SmallCap Financials ETF	29%	61%	59%	0%	0%
Invesco S&P SmallCap Health Care ETF	0%	100%	100%	0%	0%
Invesco S&P SmallCap Industrials ETF	0%	100%	100%	0%	0%
Invesco S&P SmallCap Information Technology ETF	0%	0%	0%	0%	0%
Invesco S&P SmallCap Materials ETF	0%	100%	100%	0%	0%
Invesco S&P SmallCap Utilities & Communication Services ETF	0%	100%	100%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

53

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG NASDAQ Next Gen 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI Green Building ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500® Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 24, 2025 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

54

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF and for Invesco Senior Loan ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Senior Loan ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
●
0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
●
0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
●
0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
●
0.10% of the Fund’s average daily net assets for Invesco MSCI Global Climate 500 ETF and Invesco S&P 500 Minimum Variance ETF;
●
0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

55

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
●
0.13% of the Fund’s average daily net assets for Invesco S&P 500® Enhanced Value ETF and Invesco S&P 500® Momentum ETF;
●
0.15% of the Fund’s average daily net assets for Invesco Equal Weight
0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;
●
0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
●
0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;
●
0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
●
0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;
●
0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;
●
0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;
●
0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
●
0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco S&P SmallCap 600 GARP ETF;
●
0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco Nasdaq Free Cash Flow Achievers ETF, Invesco S&P 500 High Dividend Growers ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;
●
0.43% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. ETF;
●
0.47% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco RAFI Emerging Markets ETF;
●
0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;
●
0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
●
0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;
●
0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
●
0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
●
0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
●
0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The

56

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X

57

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500® Enhanced Value ETF	X		X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Global Clean Energy ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained

58

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco S&P SmallCap 600 GARP ETF or Invesco MSCI Global Climate 500 ETF because those Funds had not completed a full year of operations as of December 31, 2024. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 24, 2025.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

59

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 13 and April 24, 2025 Board meetings, and Invesco Advisers, Inc., in connection with the April 24, 2025 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

60

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

61

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SPSCS-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2025
BKLN	Invesco Senior Loan ETF

2

Invesco Senior Loan ETF (BKLN)
August 31, 2025
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-90.60%(a)(b)
Aerospace & Defense-4.64%
Amentum Government Services Holdings LLC, Term Loan B (1 mo. SOFR + 2.25%)	6.57%	09/29/2031	$64,448	$64,559,336
Arxis
Delayed Draw Term Loan(c)	0.00%	02/26/2032	4,220	4,232,954
Term Loan (3 mo. SOFR + 2.75%)	6.95%	02/26/2032	44,729	44,869,309
KKR Apple Bidco LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.82%	09/22/2028	63,716	63,795,454
Peraton Corp., First Lien Term Loan B (1 mo. SOFR + 3.85%)	8.17%	02/01/2028	111,614	96,476,782
TransDigm, Inc., Term Loan J (3 mo. SOFR + 2.50%)	6.80%	02/28/2031	45,601	45,688,703
				319,622,538
Automotive-4.56%
Belron Group S.A., Term Loan B (3 mo. SOFR + 2.50%)	6.74%	10/16/2031	85,890	86,416,189
Mavis Tire Express Services Topco Corp., Term Loan B (3 mo. SOFR + 3.00%)	7.20%	05/04/2028	70,991	71,242,618
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL)
Term Loan (United Kingdom) (1 mo. SOFR + 2.50%)	6.82%	05/06/2030	53,463	53,542,842
Term Loan B (United Kingdom) (1 mo. SOFR + 2.75%)	7.07%	01/15/2032	66,022	66,155,947
Wand NewCo 3, Inc., Term Loan B (1 mo. SOFR + 2.50%)	6.82%	01/30/2031	36,143	36,113,600
				313,471,196
Beverage & Tobacco-2.25%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. SOFR + 3.00%)	7.35%	07/31/2028	94,062	94,206,489
Triton Water Holdings, Inc., Term Loan B (3 mo. SOFR + 2.25%)	6.55%	03/31/2028	60,327	60,471,942
				154,678,431
Brokers, Dealers & Investment Houses-0.83%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. SOFR + 3.00%)	7.32%	08/02/2028	55,627	55,744,015
Creative Planning (CPI Holdco B LLC), Term Loan B (1 mo. SOFR + 2.00%)	6.32%	05/17/2031	1,041	1,040,973
				56,784,988
Building & Development-3.50%
Chariot Buyer LLC, First Lien Term Loan (1 mo. SOFR + 3.35%)	7.67%	11/03/2028	57,823	57,891,558
Cornerstone Building Brands, Inc., Term Loan B (1 mo. SOFR + 3.35%)	7.71%	04/12/2028	30,970	29,466,316
Quikrete Holdings, Inc., Term Loan B (1 mo. SOFR + 2.25%)	6.57%	02/15/2032	74,833	74,903,131
White Cap Buyer LLC, Term Loan B (1 mo. SOFR + 3.25%)	7.57%	10/19/2029	78,169	78,302,210
				240,563,215
Business Equipment & Services-7.54%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan B(d)	-	08/06/2032	68,890	69,206,835
Asurion LLC, Second Lien Term Loan B-4 (1 mo. SOFR + 5.36%)	9.68%	01/20/2029	53,331	50,818,742
Boost Newco Borrower LLC (WorldPay), Term Loan B (3 mo. SOFR + 2.00%)	6.30%	01/31/2031	76,117	76,288,077
Cloud Software Group, Inc.
Term Loan B(d)	-	08/09/2032	40,699	40,817,034
Term Loan B-2 (3 mo. Term SOFR + 3.25%)	7.48%	03/21/2031	54,051	54,257,048
Corpay Technologies Operating Co., LLC, Term Loan B (1 mo. SOFR + 1.75%)	6.07%	04/28/2028	59,327	59,364,392
Mitchell International, Inc., Term Loan B (1 mo. SOFR + 3.25%)	7.57%	06/17/2031	52,790	52,948,700
Nuvei Tech Corp, Pivotal Refi L.P., Nuvei Tech, Inc., Term Loan B (1 mo. SOFR + 2.75%)	7.07%	11/17/2031	48,881	48,963,270
Solera (Polaris Newco LLC), First Lien Term Loan (3 mo. SOFR + 4.01%)	8.32%	06/02/2028	69,259	66,091,491
				518,755,589
Cable & Satellite Television-2.15%
CSC Holdings LLC, Term Loan (3 mo. PRIME + 1.50%)	7.71%	04/15/2027	52,459	51,428,903
SFR-Numericable (YPSO, Altice France), Term Loan B-14 (France) (3 mo. SOFR + 5.50%)	9.82%	08/15/2028	78,426	72,171,698
Virgin Media 02 - LG, Term Loan N (United Kingdom) (1 mo. SOFR + 2.61%)	6.98%	01/31/2028	2,893	2,877,844
Ziggo Vodafone - LG (Lib Global/B.V.), Term Loan I (1 mo. SOFR + 2.61%)	6.98%	04/30/2028	22,362	21,671,015
				148,149,460
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Senior Loan ETF (BKLN)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals & Plastics-1.65%
Nouryon Finance B.V., Term Loan B-1 (1 mo. SOFR + 3.25%)	7.60%	04/03/2028	$60,313	$60,576,379
Univar, Inc., Term Loan B (1 mo. SOFR + 2.75%)	7.07%	08/01/2030	52,703	52,845,725
				113,422,104
Clothing & Textiles-1.05%
ABG Intermediate Holdings 2 LLC, Term Loan B (1 mo. SOFR + 2.25%)	6.57%	12/21/2028	72,571	72,548,721
Containers & Glass Products-0.72%
Flex Acquisition Co., Inc.
Delayed Draw Term Loan(c)	0.00%	04/01/2032	846	845,643
Term Loan B (1 mo. SOFR + 3.25%)	7.57%	04/30/2032	48,364	48,370,791
				49,216,434
Drugs-0.95%
Phoenix Guarantor Inc. (BrightSpring Health Services), Term Loan B (1 mo. SOFR + 2.50%)	6.82%	02/21/2031	8,265	8,282,742
Valeant Pharmaceuticals International, Inc., Term Loan B (1 mo. SOFR + 6.25%)	10.57%	10/08/2030	58,000	57,428,120
				65,710,862
Electronics & Electrical-15.05%
Boxer Parent Co., Inc., Term Loan B (3 mo. SOFR + 3.00%)	7.20%	07/30/2031	83,437	83,428,669
Central Parent LLC, Term Loan (3 mo. SOFR + 3.25%)	7.55%	07/06/2029	74,973	62,906,476
CommScope LLC, Term Loan B (1 mo. SOFR + 4.75%)	9.07%	12/17/2029	532	542,080
CoreLogic, Inc., First Lien Term Loan (1 mo. SOFR + 3.61%)	7.93%	06/02/2028	61,511	61,457,145
Epicor Software Corp., Term Loan B (1 mo. SOFR + 2.50%)	6.82%	05/30/2031	60,980	61,205,406
Finastra USA, Inc., Term Loan B(d)	-	07/30/2032	50,000	49,734,250
Gen Digital, Inc. (NortonLifeLock,Inc.), Term Loan A (1 mo. SOFR + 1.60%)	5.92%	09/10/2027	65,508	65,501,498
Kaseya, Inc., Term Loan B (1 mo. SOFR + 3.25%)	7.57%	03/20/2032	61,850	62,052,353
McAfee LLC, Term Loan B (1 mo. SOFR + 3.00%)	7.35%	03/01/2029	101,407	97,139,240
Modena Buyer LLC (End User Computing), Term Loan (3 mo. SOFR + 4.50%)	8.81%	07/01/2031	45,833	45,194,364
Project Alpha Intermediate Holding, Inc., Term Loan B (3 mo. SOFR + 3.25%)	7.55%	10/28/2030	70,005	70,315,185
Proofpoint, Inc., Term Loan B (1 mo. SOFR + 3.00%)	7.32%	08/31/2028	90,295	90,953,266
RealPage, Inc., First Lien Term Loan (3 mo. SOFR + 3.26%)	7.56%	04/24/2028	61,670	61,659,187
Rocket Software, Inc., Term Loan B (1 mo. SOFR + 3.75%)	8.07%	11/28/2028	47,128	47,305,151
SS&C Technologies Holdings, Inc., Term Loan B-8 (1 mo. SOFR + 2.00%)	6.32%	05/09/2031	55,169	55,335,914
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. SOFR + 3.25%)	7.93%	02/10/2031	121,025	121,106,265
				1,035,836,449
Financial Intermediaries-6.14%
Advisor Group, Inc., Term Loan B (1 mo. SOFR + 3.00%)	7.32%	07/16/2032	40,000	40,030,600
Apex Group Treasury Ltd., Term Loan B (3 mo. SOFR + 3.50%)	7.76%	02/27/2032	58,094	58,239,030
Aretec Group, Inc. (RCS Capital Group), Term Loan B (1 mo. SOFR + 3.50%)	7.82%	08/09/2030	5,167	5,177,000
BroadStreet Partners, Inc., Term Loan B (1 mo. SOFR + 2.75%)	7.07%	06/13/2031	71,444	71,490,947
Citadel Securities L.P., Term Loan B (1 mo. SOFR + 2.00%)	6.32%	10/31/2031	77,360	77,634,114
Focus Financial Partners LLC, Term Loan B-8 (1 mo. SOFR + 2.75%)	7.07%	09/15/2031	62,235	62,272,077
Jane Street Group LLC, Term Loan B (3 mo. SOFR + 2.00%)	6.20%	12/31/2031	64,799	64,649,542
Nexus Buyer LLC, Term Loan B (1 mo. SOFR + 3.50%)	7.82%	07/31/2031	42,947	42,942,584
				422,435,894
Food Products-0.78%
Froneri International PLC, Term Loan B (United Kingdom) (6 mo. SOFR + 2.00%)	6.20%	09/17/2031	53,947	53,605,988
Food Service-3.58%
BCPE Empire Holdings, Inc. (ImperialDade), Term Loan B (1 mo. SOFR + 3.25%)	7.57%	12/11/2030	52,890	52,880,449
IRB Holding Corp., Term Loan B (1 mo. SOFR + 2.50%)	6.82%	12/15/2027	82,085	82,110,791
New Red Finance, Inc., Term Loan B-6 (1 mo. SOFR + 1.75%)	6.07%	09/20/2030	58,043	57,922,192
Whatabrands LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.82%	08/03/2028	53,295	53,366,106
				246,279,538
Health Care-10.33%
athenahealth Group, Inc., Term Loan (1 mo. SOFR + 2.75%)	7.07%	02/15/2029	115,892	115,952,625
Ensemble Health Partners, Term Loan B (3 mo. SOFR + 3.00%)	7.31%	08/03/2029	63,344	63,696,444
Gainwell Acquisition Corp., First Lien Term Loan B (3 mo. SOFR + 4.10%)	8.40%	10/01/2027	78,074	76,961,495
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Senior Loan ETF (BKLN)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care-(continued)
Mozart Debt Merger Sub, Inc. (Medline Industries)
Term Loan (1 mo. SOFR + 2.00%)	6.32%	11/23/2028	$96,375	$96,485,374
Term Loan B (1 mo. SOFR + 2.00%)	6.32%	10/23/2030	2,268	2,270,324
Opella, Term Loan B (6 mo. SOFR + 3.25%)	7.44%	03/31/2032	63,909	64,358,671
PAREXEL International Corp., Term Loan B (1 mo. SOFR + 2.50%)	6.81%	11/15/2028	59,344	59,467,394
R1 RCM, Inc.
Delayed Draw Term Loan B(c)	0.00%	11/19/2031	3,078	3,089,870
Term Loan B (1 mo. SOFR + 3.00%)	7.32%	10/24/2031	42,989	43,150,036
Southern Veterinary Partners LLC, Term Loan B (3 mo. SOFR + 2.50%)	6.82%	12/04/2031	55,836	55,873,387
Syneos Health, Inc., Term Loan (3 mo. SOFR + 4.00%)	8.30%	09/27/2030	48,467	48,249,102
Verscend Holding Corp., Term Loan B (1 mo. SOFR + 2.75%)	7.10%	05/01/2031	81,069	81,170,686
				710,725,408
Home Furnishings-0.87%
Hunter Douglas Holding B.V., Term Loan B-1 (Netherlands) (3 mo. SOFR + 3.25%)	7.55%	01/14/2032	59,874	60,017,463
Industrial Equipment-1.30%
MKS Instruments, Inc., Term Loan B (1 mo. SOFR + 2.00%)	6.32%	08/17/2029	18,635	18,685,451
Thyssenkrupp Elevators (Vertical Midco GmbH), Term Loan B (Germany) (6 mo. SOFR + 3.00%)	7.20%	04/30/2030	70,184	70,510,885
				89,196,336
Insurance-7.63%
Acrisure LLC, Term Loan B (1 mo. SOFR + 3.00%)	7.32%	11/06/2030	68,884	68,937,768
Alera Group, Inc., Term Loan B (1 mo. SOFR + 3.25%)	7.57%	05/21/2032	59,931	60,245,803
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.82%	09/19/2031	66,575	66,503,726
AmWINS Group, Inc., Term Loan B (1 mo. SOFR + 2.25%)	6.57%	01/23/2032	87,816	87,883,892
HUB International Ltd., Term Loan B (3 mo. SOFR + 2.50%)	6.83%	06/20/2030	71,245	71,466,208
Hyperion Insurance Group Ltd., Term Loan B (United Kingdom) (1 mo. SOFR + 2.75%)	7.07%	02/15/2031	60,021	60,106,520
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. SOFR + 2.50%)	6.82%	07/31/2031	109,521	109,942,964
				525,086,881
Leisure Goods, Activities & Movies-1.63%
UFC Holdings LLC, First Lien Term Loan B-4 (3 mo. SOFR + 2.25%)	6.47%	11/14/2031	53,250	53,454,451
William Morris Endeavor Entertainment LLC, Term Loan C (1 mo. SOFR + 3.00%)	7.32%	01/27/2032	58,500	58,743,945
				112,198,396
Lodging & Casinos-3.72%
Caesars Entertainment, Inc., Term Loan (1 mo. SOFR + 2.25%)	6.57%	02/06/2031	52,582	52,509,724
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. SOFR + 3.25%)	7.57%	01/27/2029	68,038	68,085,296
Flutter Financing B.V. (Stars Group), Term Loan B (3 mo. SOFR + 1.75%)	6.05%	11/25/2030	74,598	74,365,093
Hilton Worldwide Finance LLC, Term Loan B-4 (1 mo. SOFR + 1.75%)	6.08%	11/08/2030	61,010	61,183,953
				256,144,066
Oil & Gas-0.45%
Colonial Pipeline, Term Loan B (1 mo. SOFR + 1.75%)	6.11%	06/11/2032	31,203	31,050,113
Publishing-1.67%
Micro Holding L.P., First Lien Incremental Term Loan (1 mo. SOFR + 4.25%)	8.57%	05/03/2028	57,392	53,406,366
Nielsen Finance LLC, First Lien Term Loan B (3 mo. SOFR + 5.10%)	9.43%	04/11/2029	63,232	61,611,713
				115,018,079
Rail Industries-0.68%
Genesee & Wyoming, Inc., Term Loan (3 mo. SOFR + 1.75%)	6.05%	04/10/2031	47,283	47,115,208
Retailers (except Food & Drug)-2.16%
Bass Pro Group LLC, Term Loan B (1 mo. SOFR + 3.25%)	7.57%	01/31/2032	93,788	94,175,216
Harbor Freight Tools USA, Inc., Term Loan B (1 mo. SOFR + 2.25%)	6.57%	06/11/2031	55,149	54,573,067
				148,748,283
Telecommunications-3.78%
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.82%	01/26/2032	66,053	66,176,788
Radiate Holdco LLC, Term Loan (1 mo. SOFR + 3.61%)	7.93%	09/25/2029	68	55,730
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Senior Loan ETF (BKLN)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications-(continued)
X Corp., Term Loan B (3 mo. SOFR + 6.65%)	10.96%	10/27/2029	$125,761	$123,111,634
Zayo Group Holdings, Inc., Term Loan (1 mo. SOFR + 3.11%), (Acquired 10/03/2022 - 05/21/2024; Cost $66,647,244)(e)	7.43%	03/09/2027	72,874	70,711,946
				260,056,098
Utilities-0.99%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. SOFR + 2.25%)	6.60%	01/27/2031	67,718	67,798,177
Total Variable Rate Senior Loan Interests (Cost $6,203,106,310)				6,234,235,915
U.S. Dollar Denominated Bonds & Notes-5.26%
Aerospace & Defense-0.36%
TransDigm, Inc.(f)	6.75%	08/15/2028	8,000	8,234,299
TransDigm, Inc.(f)	6.38%	03/01/2029	2,000	2,050,166
TransDigm, Inc.(f)	6.88%	12/15/2030	3,000	3,113,115
TransDigm, Inc.(f)	6.63%	03/01/2032	4,000	4,123,776
TransDigm, Inc.(f)	6.00%	01/15/2033	5,000	5,059,710
TransDigm, Inc.(f)	6.25%	01/31/2034	2,000	2,053,612
				24,634,678
Automobile Components-0.08%
Belron UK Finance PLC (United Kingdom)(f)	5.75%	10/15/2029	3,000	3,040,272
Clarios Global L.P./Clarios US Finance Co.(f)	6.75%	02/15/2030	2,430	2,519,533
				5,559,805
Building Products-0.07%
Cornerstone Building Brands, Inc.(f)	9.50%	08/15/2029	5,000	4,816,865
Capital Markets-0.47%
Aretec Group, Inc.(f)	10.00%	08/15/2030	7,000	7,649,390
Boost Newco Borrower LLC(f)	7.50%	01/15/2031	22,618	24,010,432
Osaic Holdings, Inc.(f)	6.75%	08/01/2032	500	509,856
				32,169,678
Commercial Services & Supplies-0.48%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM)(f)	6.88%	06/15/2030	2,406	2,479,689
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM)(f)	7.88%	02/15/2031	17,597	18,505,973
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(f)	4.63%	06/01/2028	4,300	4,206,342
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(f)	4.63%	06/01/2028	5,000	4,883,448
Raven Acquisition Holdings LLC(f)	6.88%	11/15/2031	3,145	3,211,721
				33,287,173
Construction Materials-0.07%
Camelot Return Merger Sub, Inc.(f)	8.75%	08/01/2028	4,100	3,948,843
Quikrete Holdings, Inc.(f)	6.38%	03/01/2032	810	835,901
				4,784,744
Containers & Packaging-0.09%
Flex Acquisition Co., Inc.(f)	6.88%	01/15/2030	5,000	5,146,750
Flex Acquisition Co., Inc.(f)	6.75%	04/15/2032	738	758,775
				5,905,525
Diversified Telecommunication Services-0.09%
Altice France S.A. (France)(f)	5.50%	10/15/2029	2,600	2,231,554
Zayo Group Holdings, Inc.(f)	4.00%	03/01/2027	4,000	3,872,555
				6,104,109
Financial Services-0.57%
Focus Financial Partners LLC(f)	6.75%	09/15/2031	13,132	13,581,180
Jane Street Group/JSG Finance, Inc.(f)	4.50%	11/15/2029	500	483,251
Jane Street Group/JSG Finance, Inc.(f)	7.13%	04/30/2031	15,000	15,681,420
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Senior Loan ETF (BKLN)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Services-(continued)
Jane Street Group/JSG Finance, Inc.(f)	6.13%	11/01/2032	$7,000	$7,037,394
Jane Street Group/JSG Finance, Inc.(f)	6.75%	05/01/2033	2,500	2,584,965
				39,368,210
Ground Transportation-0.07%
Genesee & Wyoming, Inc.(f)	6.25%	04/15/2032	5,000	5,090,255
Health Care Equipment & Supplies-0.44%
Medline Borrower L.P.(f)	3.88%	04/01/2029	22,100	21,235,267
Medline Borrower L.P./Medline Co-Issuer, Inc.(f)	6.25%	04/01/2029	9,000	9,256,905
				30,492,172
Health Care Providers & Services-0.02%
Star Parent, Inc.(f)	9.00%	10/01/2030	1,600	1,695,832
Hotels, Restaurants & Leisure-0.52%
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	3.88%	01/15/2028	17,000	16,561,812
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	3.50%	02/15/2029	1,000	952,326
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	6.13%	06/15/2029	9,000	9,227,295
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	5.63%	09/15/2029	3,000	3,039,453
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	4.00%	10/15/2030	3,000	2,807,786
Caesars Entertainment, Inc.(f)	7.00%	02/15/2030	2,000	2,069,486
Caesars Entertainment, Inc.(f)	6.50%	02/15/2032	859	881,170
				35,539,328
Insurance-0.69%
Acrisure LLC(f)	7.50%	11/06/2030	12,833	13,307,911
Acrisure LLC(f)	6.75%	07/01/2032	685	703,344
Acrisure LLC/Acrisure Finance, Inc.(f)	4.25%	02/15/2029	3,282	3,169,566
Alliant Holdings Intermediate LLC(f)	7.00%	01/15/2031	2,500	2,587,655
Alliant Holdings Intermediate LLC(f)	6.50%	10/01/2031	4,811	4,923,943
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(f)	6.75%	04/15/2028	1,500	1,531,242
AmWINS Group, Inc.(f)	6.38%	02/15/2029	1,580	1,620,309
HUB International Ltd.(f)	7.25%	06/15/2030	18,900	19,781,288
				47,625,258
Machinery-0.18%
TK Elevator U.S. Newco, Inc. (Germany)(f)	5.25%	07/15/2027	12,200	12,173,682
Media-0.34%
CSC Holdings LLC(f)	6.50%	02/01/2029	2,000	1,578,136
Virgin Media Secured Finance PLC (United Kingdom)(f)	5.50%	05/15/2029	1,500	1,477,970
Virgin Media Secured Finance PLC (United Kingdom)(f)	4.50%	08/15/2030	10,100	9,488,123
VZ Secured Financing B.V. (Netherlands)(f)	5.00%	01/15/2032	6,190	5,501,447
Ziggo B.V. (Netherlands)(f)	4.88%	01/15/2030	6,000	5,636,796
				23,682,472
Personal Care Products-0.09%
Opal Bidco SAS (France), (Acquired 03/31/2025; Cost $6,225,000)(e)(f)	6.50%	03/31/2032	6,225	6,338,600
Professional Services-0.13%
CoreLogic, Inc.(f)	4.50%	05/01/2028	9,100	8,738,199
Software-0.36%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(f)	8.00%	06/15/2029	1,500	1,305,473
Central Parent, Inc./CDK Global, Inc.(f)	7.25%	06/15/2029	2,500	2,114,917
Cloud Software Group, Inc.(f)	9.00%	09/30/2029	7,750	8,087,201
Cloud Software Group, Inc.(f)	8.25%	06/30/2032	5,658	6,053,426
Cloud Software Group, Inc.(f)	6.63%	08/15/2033	1,383	1,403,300
SS&C Technologies, Inc.(f)	6.50%	06/01/2032	5,500	5,711,480
				24,675,797
Specialty Retail-0.13%
Wand NewCo 3, Inc.(f)	7.63%	01/30/2032	8,231	8,729,832
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Senior Loan ETF (BKLN)—(continued)
August 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wireless Telecommunication Services-0.01%
VMED O2 UK Financing I PLC (United Kingdom)(f)	4.75%	07/15/2031	$1,000	$935,736
Total U.S. Dollar Denominated Bonds & Notes (Cost $356,755,250)				362,347,950
			Shares
Money Market Funds-8.85%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.19%(g)(h) (Cost $608,883,473)			608,883,473	608,883,473
TOTAL INVESTMENTS IN SECURITIES-104.71% (Cost $7,168,745,033)				7,205,467,338
OTHER ASSETS LESS LIABILITIES-(4.71)%				(324,177,772)
NET ASSETS-100.00%				$6,881,289,566

Investment Abbreviations:
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(b)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 10.
(d)	This variable rate interest will settle after August 31, 2025, at which time the interest rate will be determined.
(e)	Restricted security. The aggregate value of these securities at August 31, 2025 was $77,050,546, which represented 1.12% of the Fund’s Net Assets.
(f)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2025 was $362,347,950, which represented 5.27% of the Fund’s Net Assets.

(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$403,365,070	$10,922,443,367	$(10,716,924,964)	$-	$-	$608,883,473	$39,542,140

(h)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Assets and Liabilities
August 31, 2025
Invesco Senior Loan ETF (BKLN)
Assets:
Unaffiliated investments in securities, at value	$6,596,583,865
Affiliated investments in securities, at value	608,883,473
Cash	85,248,460
Due from broker	21,115
Foreign currencies, at value	7,678
Receivable for:
Dividends and interest	33,593,445
Investments sold	200,556,142
Expenses absorbed	84,018
Total assets	7,524,978,196
Liabilities:
Due to broker	1,590
Payable for:
Investments purchased	548,761,233
Fund shares repurchased	83,621,504
Accrued unitary management fees	3,845,604
Accrued tax expenses	650
Unfunded loan commitments	7,458,049
Total liabilities	643,688,630
Net Assets	$6,881,289,566
Net assets consist of:
Shares of beneficial interest	$8,170,569,326
Distributable earnings (loss)	(1,289,279,760)
Net Assets	$6,881,289,566
Shares outstanding (unlimited amount authorized, $0.01 par value)	328,500,000
Net asset value	$20.95
Market price	$20.92
Unaffiliated investments in securities, at cost	$6,559,861,560
Affiliated investments in securities, at cost	$608,883,473
Foreign currencies, at cost	$7,060
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statement of Operations
For the year ended August 31, 2025
Invesco Senior Loan ETF (BKLN)
Investment income:
Interest income	$554,743,606
Affiliated dividend income	39,542,140
Total investment income	594,285,746
Expenses:
Unitary management fees	50,984,832
Less: Waivers	(1,619,724)
Net expenses	49,365,108
Net investment income	544,920,638
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(83,142,866)
Foreign currencies	(42)
Net realized gain (loss)	(83,142,908)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(4,615,800)
Foreign currencies	557
Change in net unrealized appreciation (depreciation)	(4,615,243)
Net realized and unrealized gain (loss)	(87,758,151)
Net increase in net assets resulting from operations	$457,162,487
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statement of Changes in Net Assets
For the years ended August 31, 2025 and 2024
	Invesco Senior Loan ETF (BKLN)
	2025	2024
Operations:
Net investment income	$544,920,638	$570,096,123
Net realized gain (loss)	(83,142,908)	(67,871,838)
Change in net unrealized appreciation (depreciation)	(4,615,243)	30,256,743
Net increase in net assets resulting from operations	457,162,487	532,481,028
Distributions to Shareholders from:
Distributable earnings	(565,669,948)	(556,447,768)
Return of capital	(15,486,803)	-
Total distributions to shareholders	(581,156,751)	(556,447,768)
Shareholder Transactions:
Proceeds from shares sold	6,263,842,400	6,416,672,532
Value of shares repurchased	(6,042,022,242)	(3,712,606,874)
Transaction fees	16,528,029	10,116,012
Net increase in net assets resulting from share transactions	238,348,187	2,714,181,670
Net increase in net assets	114,353,923	2,690,214,930
Net assets:
Beginning of year	6,766,935,643	4,076,720,713
End of year	$6,881,289,566	$6,766,935,643
Changes in Shares Outstanding:
Shares sold	298,000,000	304,200,000
Shares repurchased	(290,800,000)	(176,500,000)
Shares outstanding, beginning of year	321,300,000	193,600,000
Shares outstanding, end of year	328,500,000	321,300,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Financial Highlights
Invesco Senior Loan ETF (BKLN)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$21.06	$21.06	$21.08	$22.13	$21.82
Net investment income(a)	1.46	1.84	1.68	0.77	0.68
Net realized and unrealized gain (loss) on investments	(0.03)	(0.05)	(0.07)	(1.18)	0.31
Total from investment operations	1.43	1.79	1.61	(0.41)	0.99
Distributions to shareholders from:
Net investment income	(1.54)	(1.82)	(1.69)	(0.73)	(0.69)
Return of capital	(0.04)	-	-	-	(0.02)
Total distributions	(1.58)	(1.82)	(1.69)	(0.73)	(0.71)
Transaction fees(a)	0.04	0.03	0.06	0.09	0.03
Net asset value at end of year	$20.95	$21.06	$21.06	$21.08	$22.13
Market price at end of year(b)	$20.92	$21.08	$21.09	$20.98	$22.15
Net Asset Value Total Return(c)	7.25%	8.99%	8.34%	(1.44)%	4.72%
Market Price Total Return(c)	7.00%	8.94%	9.04%	(1.99)%	4.38%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$6,881,290	$6,766,936	$4,076,721	$4,109,841	$6,289,247
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.63%	0.63%	0.65%	0.64%
Expenses, prior to Waivers	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	6.95%	8.75%	8.02%	3.53%	3.08%
Portfolio turnover rate(d)	127%	199%	129%	106%	109%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2025
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolio:
Full Name	Short Name
Invesco Senior Loan ETF (BKLN)	"Senior Loan ETF"
The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on NYSE Arca, Inc.
The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in the Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash, though the Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Fund.
The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the Morningstar LSTA US Leveraged Loan 100 Index (the “Underlying Index”).
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the

13

“Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

14

withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the payments to Invesco Senior Secured Management, Inc. (the “Sub-Adviser”), set-up fees and commitment fees associated with the line of credit and the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests.

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The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.
K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to

16

invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that the Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales and/or incur brokerage fees that might not have been incurred if the Fund had made a redemption in-kind, which may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs. Also, to the extent any transaction costs are not offset by transaction fees imposed on APs, such costs may decrease the Fund’s NAV.
Changing Fixed-Income Market Conditions Risk. Fluctuations in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by APs, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Index Risk. Unlike many investment companies that are "actively managed", the Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

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Industry Concentration Risk. In following its methodology, the Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, the Fund will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, the Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Investment Grade Securities Risk. All or a significant portion of the loans in which the Fund will invest may be determined to be non-investment grade loans that are considered speculative. The Fund also may invest in junk bonds. Non-investment grade loans and bonds, and unrated loans and bonds of comparable credit quality are subject to the increased risk of a borrower’s or issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the borrower of lower-rated loans or issuer of lower-rated bonds defaults, the Fund may incur additional expenses to seek recovery.
Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund may seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Risk of Investing in Loans. Investments in loans are subject to interest rate risk and credit risk. Default in the payment of interest or principal on a loan will result in a reduction in its value. Although the loans in which the Fund will invest generally are secured by specific collateral, there can be no assurance that such collateral will satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund’s access to the collateral may be limited by bankruptcy or other insolvency laws and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.
Risks of Loan Assignments and Participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from,

18

and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment, a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
Sampling Risk. The Fund’s use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Senior Loans Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities also are subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which the Fund may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.
Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. Many loans are not registered with the Securities and Exchange Commission or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most loans than is the case for many other types of securities. Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries.
There is no organized exchange on which loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market and the Fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods, any of which may impair the Fund’s ability to sell loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods for certain loans may result in cash not being immediately available to the Fund upon sale of the loan. As a result, the Fund may have to sell other investments with shorter settlement periods or engage in borrowing transactions to raise cash to meet its obligations. Newly originated loans (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default, the Fund may experience lower levels of recoveries than has historically been the norm.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services, and oversight of the Sub-Adviser.
Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.65% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the payments to the Sub-Adviser, set-up fees and commitment fees associated with the line of credit, the costs of transfer agency, custody, fund administration, legal, audit and other services, except for

19

distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2025, the Adviser waived fees of $1,619,724.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of the Fund with Morningstar, Inc. (the “Licensor”).
The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.
The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$6,234,235,915	$-	$6,234,235,915
U.S. Dollar Denominated Bonds & Notes	-	362,347,950	-	362,347,950
Money Market Funds	608,883,473	-	-	608,883,473
Total Investments	$608,883,473	$6,596,583,865	$-	$7,205,467,338

20

NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
Ordinary income*	$565,669,948	$556,447,768
Return of capital	15,486,803	-

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
Net unrealized appreciation (depreciation) — investments	$(22,598,937)
Net unrealized appreciation — foreign currencies and foreign taxes	618
Capital loss carryforward	(1,266,681,441)
Shares of beneficial interest	8,170,569,326
Total net assets	$6,881,289,566
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of August 31, 2025, as follows:
No expiration
Short-Term	Long-Term	Total*
$365,527,417	$901,154,024	$1,266,681,441

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $12,680,180,765 and $9,558,782,967, respectively.
As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Aggregate unrealized appreciation of investments	$65,020,644
Aggregate unrealized (depreciation) of investments	(87,619,581)
Net unrealized appreciation (depreciation) of investments	$(22,598,937)
Cost of investments for tax purposes is $7,228,066,275.
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of return of capital distributions, undistributed net investment income (loss) was decreased by $42, undistributed net realized gain (loss) was increased by $41 and Shares of beneficial interest were increased by $1. These reclassifications had no effect on the net assets of the Fund.
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

21

NOTE 9—Borrowing
The Fund is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company, which will expire on April 7, 2026. The Fund currently participates in this line of credit with another Invesco ETF on a several and not joint basis. The Fund may borrow up to the lesser of (1) $725,000,000 or (2) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays an upfront fee of 0.10% on the commitment amount and a commitment fee of 0.15% on the amount of the commitment that has not been utilized. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.
During the fiscal year ended August 31, 2025, there were no borrowings from the line of credit.
NOTE 10—Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitment as of August 31, 2025. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.
Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Arxis	Delayed Draw Term Loan	$3,892,581	$340,373
Flex Acquisition Co., Inc.	Delayed Draw Term Loan	486,830	358,813
R1 RCM, Inc.	Delayed Draw Term Loan B	3,078,638	11,232
		$7,458,049	$710,418
NOTE 11—Senior Loan Participation Commitments
The Fund may invest in participations, assignments, or act as a party to the primary lending syndicate of a senior loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.
During the fiscal year ended August 31, 2025, there were no interests in senior loans purchased by the Fund on a participation basis.
NOTE 12—Capital
Shares are issued and redeemed by the Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Fund.
To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.
Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

22

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco Senior Loan ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Senior Loan ETF (one of the funds constituting Invesco Exchange-Traded Fund Trust II, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025, and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent, agent banks, and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

23

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2025:
Qualified Business Income*	0%
Qualified Dividend Income*	0%
Corporate Dividends Received Deduction*	0%
U.S. Treasury Obligations*	0%
Business Interest Income*	100%
Qualified Interest Income*	97%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

24

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG NASDAQ Next Gen 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI Green Building ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500® Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 24, 2025 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

25

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF and for Invesco Senior Loan ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Senior Loan ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
●
0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
●
0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
●
0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
●
0.10% of the Fund’s average daily net assets for Invesco MSCI Global Climate 500 ETF and Invesco S&P 500 Minimum Variance ETF;
●
0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

26

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
●
0.13% of the Fund’s average daily net assets for Invesco S&P 500® Enhanced Value ETF and Invesco S&P 500® Momentum ETF;
●
0.15% of the Fund’s average daily net assets for Invesco Equal Weight
0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;
●
0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
●
0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;
●
0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
●
0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;
●
0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;
●
0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;
●
0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
●
0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco S&P SmallCap 600 GARP ETF;
●
0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco Nasdaq Free Cash Flow Achievers ETF, Invesco S&P 500 High Dividend Growers ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;
●
0.43% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. ETF;
●
0.47% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco RAFI Emerging Markets ETF;
●
0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;
●
0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
●
0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;
●
0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
●
0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
●
0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
●
0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The

27

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X

28

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500® Enhanced Value ETF	X		X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Global Clean Energy ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained

29

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco S&P SmallCap 600 GARP ETF or Invesco MSCI Global Climate 500 ETF because those Funds had not completed a full year of operations as of December 31, 2024. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 24, 2025.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

30

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 13 and April 24, 2025 Board meetings, and Invesco Advisers, Inc., in connection with the April 24, 2025 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

31

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Fund’s trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

32

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SL-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2025
IBBQ	Invesco Nasdaq Biotechnology ETF
QOWZ	Invesco Nasdaq Free Cash Flow Achievers ETF
SOXQ	Invesco PHLX Semiconductor ETF
TAN	Invesco Solar ETF

2

Invesco Nasdaq Biotechnology ETF (IBBQ)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Biotechnology-77.59%
4D Molecular Therapeutics, Inc.(b)	1,665	$10,256
89bio, Inc.(b)	5,263	47,525
Absci Corp.(b)(c)	4,592	10,975
AC Immune S.A. (Switzerland)(b)(c)	3,606	7,356
Acadia Pharmaceuticals, Inc.(b)	6,078	157,967
Acrivon Therapeutics, Inc.(b)	1,137	1,524
ADMA Biologics, Inc.(b)	8,762	151,232
Agios Pharmaceuticals, Inc.(b)(c)	2,137	80,586
Akero Therapeutics, Inc.(b)(c)	2,913	136,125
Alector, Inc.(b)(c)	3,586	8,427
Alkermes PLC(b)	6,029	174,660
Allogene Therapeutics, Inc.(b)(c)	7,887	8,912
Alnylam Pharmaceuticals, Inc.(b)	4,136	1,846,765
Altimmune, Inc.(b)(c)	2,921	11,187
Alvotech S.A. (Luxembourg)(b)(c)	9,711	78,368
Amarin Corp. PLC, ADR (Ireland)(b)	714	10,739
Amgen, Inc.	8,741	2,514,873
Amicus Therapeutics, Inc.(b)	11,097	84,226
AnaptysBio, Inc.(b)(c)	1,056	21,469
Anavex Life Sciences Corp.(b)(c)	3,075	29,643
Annexon, Inc.(b)	3,945	8,127
Apellis Pharmaceuticals, Inc.(b)	4,625	127,511
Apogee Therapeutics, Inc.(b)(c)	1,654	60,156
Applied Therapeutics, Inc.(b)(c)	5,103	2,514
Arbutus Biopharma Corp.(b)	6,896	25,584
Arcellx, Inc.(b)	2,022	140,307
Arcturus Therapeutics Holdings, Inc.(b)(c)	985	16,755
Arcutis Biotherapeutics, Inc.(b)(c)	4,292	66,612
Ardelyx, Inc.(b)(c)	8,619	54,817
argenx SE, ADR (Netherlands)(b)	1,148	817,606
ArriVent Biopharma, Inc.(b)(c)	1,233	23,575
Arrowhead Pharmaceuticals, Inc.(b)(c)	5,034	110,899
ARS Pharmaceuticals, Inc.(b)(c)	3,538	41,112
Artiva Biotherapeutics, Inc. (South Korea)(b)	871	2,744
Ascendis Pharma A/S, ADR (Denmark)(b)	2,213	429,920
Astria Therapeutics, Inc.(b)	2,038	12,595
Aura Biosciences, Inc.(b)(c)	2,223	13,916
Aurinia Pharmaceuticals, Inc. (Canada)(b)	4,859	58,259
Autolus Therapeutics PLC, ADR (United Kingdom)(b)	7,222	10,833
Avidity Biosciences, Inc.(b)	4,392	204,579
Beam Therapeutics, Inc.(b)(c)	3,667	59,992
BeOne Medicines Ltd., ADR (China)(b)(c)	1,504	460,299
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)	1,597	11,786
BioCryst Pharmaceuticals, Inc.(b)	7,537	62,632
Biogen, Inc.(b)	5,336	705,526
BioMarin Pharmaceutical, Inc.(b)	7,003	408,065
Biomea Fusion, Inc.(b)(c)	1,349	2,631
BioNTech SE, ADR (Germany)(b)	3,635	363,500
BridgeBio Pharma, Inc.(b)(c)	6,925	358,438
C4 Therapeutics, Inc.(b)	2,550	6,630
Cartesian Therapeutics, Inc.(b)(c)	937	9,417
Cartesian Therapeutics, Inc., Rts., expiring 12/31/2049(b)(d)	2,633	359
Centessa Pharmaceuticals PLC, ADR(b)(c)	3,451	57,942
CG Oncology, Inc.(b)(c)	2,780	74,560
	Shares	Value
Biotechnology-(continued)
Climb Bio, Inc.(b)(c)	2,430	$5,419
Cogent Biosciences, Inc.(b)	4,094	49,456
Compass Pathways PLC, ADR (United Kingdom)(b)	3,284	14,515
Corvus Pharmaceuticals, Inc.(b)(c)	2,779	15,951
Crinetics Pharmaceuticals, Inc.(b)(c)	3,411	105,707
CRISPR Therapeutics AG (Switzerland)(b)	3,169	164,249
Cullinan Therapeutics, Inc.(b)(c)	2,122	16,000
CureVac N.V. (Germany)(b)	8,104	43,519
Cytokinetics, Inc.(b)(c)	4,377	154,639
Day One Biopharmaceuticals, Inc.(b)(c)	3,645	27,374
Denali Therapeutics, Inc.(b)(c)	5,233	79,908
Design Therapeutics, Inc.(b)	2,051	11,342
Disc Medicine, Inc.(b)(c)	1,250	74,556
Dynavax Technologies Corp.(b)(c)	4,328	43,799
Dyne Therapeutics, Inc.(b)(c)	4,086	55,120
Editas Medicine, Inc.(b)	3,007	7,728
Enanta Pharmaceuticals, Inc.(b)	770	6,468
Entrada Therapeutics, Inc.(b)	1,365	7,467
Erasca, Inc.(b)	10,190	15,998
Exelixis, Inc.(b)	9,949	372,292
Fate Therapeutics, Inc.(b)	4,126	4,291
Foghorn Therapeutics, Inc.(b)(c)	2,009	10,166
Galapagos N.V., ADR (Belgium)(b)(c)	547	17,198
Genmab A/S, ADR (Denmark)(b)	1,506	37,454
Geron Corp.(b)	22,923	32,092
Gilead Sciences, Inc.	22,881	2,584,867
GRAIL, Inc.(b)(c)	1,308	42,889
Grifols S.A., ADR (Spain)	4,385	43,718
Halozyme Therapeutics, Inc.(b)	4,502	329,321
Humacyte, Inc.(b)(c)	5,598	8,677
Ideaya Biosciences, Inc.(b)(c)	3,228	79,247
ImmunityBio, Inc.(b)(c)	32,165	75,266
Immunocore Holdings PLC, ADR (United Kingdom)(b)(c)	1,438	46,332
Immunovant, Inc.(b)	6,220	91,372
Incyte Corp.(b)	7,045	596,077
Inhibrx Biosciences, Inc.(b)(c)	530	14,946
Insmed, Inc.(b)	6,629	902,207
Intellia Therapeutics, Inc.(b)(c)	3,737	42,434
Ionis Pharmaceuticals, Inc.(b)(c)	5,791	246,899
Iovance Biotherapeutics, Inc.(b)(c)	12,008	26,778
Ironwood Pharmaceuticals, Inc.(b)	5,826	7,690
Janux Therapeutics, Inc.(b)(c)	2,128	48,348
KalVista Pharmaceuticals, Inc.(b)(c)	1,783	23,999
Keros Therapeutics, Inc.(b)	1,449	22,039
Kiniksa Pharmaceuticals International PLC(b)	1,523	51,005
Krystal Biotech, Inc.(b)	1,054	155,676
Kura Oncology, Inc.(b)(c)	3,124	24,680
Kymera Therapeutics, Inc.(b)(c)	2,373	97,768
Kyverna Therapeutics, Inc.(b)(c)	1,559	5,784
Larimar Therapeutics, Inc.(b)(c)	2,306	8,348
Legend Biotech Corp., ADR(b)(c)	3,010	104,537
LENZ Therapeutics, Inc.(b)(c)	1,005	38,823
Lexeo Therapeutics, Inc.(b)	1,191	5,705
Lexicon Pharmaceuticals, Inc.(b)	13,086	14,395
Lyell Immunopharma, Inc.(b)(c)	545	6,039
MacroGenics, Inc.(b)(c)	2,268	4,014
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
August 31, 2025
	Shares	Value
Biotechnology-(continued)
Madrigal Pharmaceuticals, Inc.(b)	811	$355,096
MannKind Corp.(b)	10,927	50,155
MeiraGTx Holdings PLC(b)(c)	2,891	21,104
Mersana Therapeutics, Inc.(b)	179	1,310
Merus N.V. (Netherlands)(b)	2,518	165,785
Mesoblast Ltd., ADR (Australia)(b)(c)	1,628	22,515
Mineralys Therapeutics, Inc.(b)(c)	2,353	36,424
Mirum Pharmaceuticals, Inc.(b)(c)	1,821	134,517
Moderna, Inc.(b)(c)	14,111	339,934
Monte Rosa Therapeutics, Inc.(b)(c)	2,228	10,694
Neurocrine Biosciences, Inc.(b)	3,603	502,979
Neurogene, Inc.(b)(c)	521	9,628
NewAmsterdam Pharma Co. N.V. (Netherlands)(b)	4,089	98,340
Nkarta, Inc.(b)(c)	2,547	5,400
Novavax, Inc.(b)(c)	5,833	43,573
Nurix Therapeutics, Inc.(b)(c)	2,743	25,620
Nuvalent, Inc., Class A(b)	2,419	185,247
Olema Pharmaceuticals, Inc.(b)(c)	2,465	13,459
OnKure Therapeutics, Inc.(b)	462	1,271
ORIC Pharmaceuticals, Inc.(b)(c)	2,553	26,117
Oruka Therapeutics, Inc.(b)(c)	1,344	19,891
PepGen, Inc.(b)(c)	1,171	1,358
Praxis Precision Medicines, Inc.(b)(c)	729	33,199
Precigen, Inc.(b)(c)	10,638	47,977
Prime Medicine, Inc.(b)(c)	4,724	15,306
Protagonist Therapeutics, Inc.(b)	2,267	133,866
Prothena Corp. PLC (Ireland)(b)(c)	1,930	15,826
PTC Therapeutics, Inc.(b)(c)	2,902	143,156
Pyxis Oncology, Inc.(b)(c)	2,221	2,843
Q32 Bio, Inc.(b)(c)	436	746
Recursion Pharmaceuticals, Inc., Class A(b)(c)	14,563	68,446
Regeneron Pharmaceuticals, Inc.	3,830	2,224,081
REGENXBIO, Inc.(b)	1,801	16,083
Relay Therapeutics, Inc.(b)(c)	6,179	22,183
Replimune Group, Inc.(b)	2,778	15,001
Revolution Medicines, Inc.(b)(c)	6,796	258,044
Rhythm Pharmaceuticals, Inc.(b)	2,327	240,030
Rigel Pharmaceuticals, Inc.(b)(c)	648	25,175
Rocket Pharmaceuticals, Inc.(b)(c)	3,886	12,746
Roivant Sciences Ltd.(b)(c)	24,820	296,103
Sana Biotechnology, Inc.(b)(c)	8,121	24,850
Sarepta Therapeutics, Inc.(b)(c)	3,540	64,428
Savara, Inc.(b)(c)	6,214	20,382
Scholar Rock Holding Corp.(b)(c)	3,492	114,014
Silence Therapeutics PLC, ADR (United Kingdom)(b)	1,694	8,148
Solid Biosciences, Inc.(b)	2,795	15,317
Spyre Therapeutics, Inc.(b)(c)	2,177	35,899
Stoke Therapeutics, Inc.(b)(c)	1,962	38,769
Summit Therapeutics, Inc.(b)(c)	27,076	641,701
Sutro Biopharma, Inc.(b)	3,037	2,603
Syndax Pharmaceuticals, Inc.(b)	3,103	50,672
Tango Therapeutics, Inc.(b)(c)	3,888	26,089
Taysha Gene Therapies, Inc.(b)	9,401	27,451
Tectonic Therapeutic, Inc.(b)(c)	681	17,393
Tevogen Bio Holdings, Inc.(b)	6,625	6,029
Tourmaline Bio, Inc.(b)(c)	926	21,668
Travere Therapeutics, Inc.(b)	3,194	55,895
TScan Therapeutics, Inc.(b)(c)	1,890	3,402
	Shares	Value
Biotechnology-(continued)
Twist Bioscience Corp.(b)(c)	2,159	$58,228
Tyra Biosciences, Inc.(b)(c)	1,900	24,073
Ultragenyx Pharmaceutical, Inc.(b)	3,442	103,122
uniQure N.V. (Netherlands)(b)	1,968	32,137
United Therapeutics Corp.(b)	1,644	501,025
UroGen Pharma Ltd.(b)	1,656	32,209
Vanda Pharmaceuticals, Inc.(b)	2,118	10,018
Vaxcyte, Inc.(b)	4,731	145,668
Vera Therapeutics, Inc.(b)	2,296	49,685
Veracyte, Inc.(b)(c)	2,828	85,802
Vericel Corp.(b)	1,835	66,721
Vertex Pharmaceuticals, Inc.(b)	5,699	2,228,423
Vir Biotechnology, Inc.(b)	4,963	24,517
Voyager Therapeutics, Inc.(b)	1,992	6,693
Xencor, Inc.(b)	2,556	20,780
Xenon Pharmaceuticals, Inc. (Canada)(b)	2,790	108,001
Y-mAbs Therapeutics, Inc.(b)	1,623	13,877
Zai Lab Ltd., ADR (China)(b)(c)	2,130	70,503
Zymeworks, Inc.(b)	2,517	37,277
		27,760,298
Health Care Equipment & Supplies-0.14%
Novocure Ltd.(b)(c)	4,018	49,542
Health Care Providers & Services-0.92%
Castle Biosciences, Inc.(b)	1,035	24,850
Guardant Health, Inc.(b)	4,534	305,682
		330,532
Life Sciences Tools & Services-5.08%
10X Genomics, Inc., Class A(b)(c)	4,002	56,068
AbCellera Biologics, Inc. (Canada)(b)(c)	10,749	44,931
Adaptive Biotechnologies Corp.(b)(c)	5,463	72,002
Alpha Teknova, Inc.(b)(c)	1,911	8,256
Codexis, Inc.(b)(c)	2,996	8,179
Fortrea Holdings, Inc.(b)	3,264	32,150
Illumina, Inc.(b)	5,777	577,469
Maravai LifeSciences Holdings, Inc., Class A(b)	5,180	12,536
MaxCyte, Inc.(b)(c)	3,827	5,320
Medpace Holdings, Inc.(b)	1,046	497,383
OmniAb, Inc.(b)	4,399	7,038
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(d)	125	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(d)	125	0
Pacific Biosciences of California, Inc.(b)	10,793	14,139
Personalis, Inc.(b)(c)	3,175	15,526
Tempus AI, Inc.(b)(c)	6,125	464,642
		1,815,639
Pharmaceuticals-16.07%
Alumis, Inc.(b)	3,454	16,027
Amneal Pharmaceuticals, Inc.(b)	11,382	108,812
Amphastar Pharmaceuticals, Inc.(b)	1,699	52,023
Amylyx Pharmaceuticals, Inc.(b)(c)	3,208	30,091
ANI Pharmaceuticals, Inc.(b)	781	73,023
Aquestive Therapeutics, Inc.(b)(c)	3,584	13,512
Arvinas, Inc.(b)	2,631	20,338
AstraZeneca PLC, ADR (United Kingdom)	21,503	1,718,090
Atea Pharmaceuticals, Inc.(b)(c)	3,084	10,362
Avadel Pharmaceuticals PLC(b)(c)	3,477	51,320
Axsome Therapeutics, Inc.(b)	1,794	217,576
Collegium Pharmaceutical, Inc.(b)	1,170	45,396
CorMedix, Inc.(b)(c)	2,440	36,185
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
August 31, 2025
	Shares	Value
Pharmaceuticals-(continued)
Edgewise Therapeutics, Inc.(b)(c)	3,779	$54,229
Enliven Therapeutics, Inc.(b)(c)	1,753	35,533
Esperion Therapeutics, Inc.(b)(c)	7,126	15,820
Evolus, Inc.(b)(c)	2,325	17,740
EyePoint Pharmaceuticals, Inc.(b)(c)	2,481	28,705
Harmony Biosciences Holdings, Inc.(b)	2,122	78,281
Harrow, Inc.(b)(c)	1,338	52,182
Hutchmed (China) Ltd., ADR (China)(b)(c)	1,123	16,856
Indivior PLC (United Kingdom)(b)	4,540	110,231
Innoviva, Inc.(b)(c)	2,255	46,070
Jazz Pharmaceuticals PLC(b)	2,243	286,543
Ligand Pharmaceuticals, Inc.(b)	710	114,814
Mind Medicine (MindMed), Inc.(b)(c)	2,715	24,109
Neumora Therapeutics, Inc.(b)	5,824	10,076
Ocular Therapeutix, Inc.(b)(c)	5,748	70,183
Omeros Corp.(b)(c)	2,104	8,753
Pacira BioSciences, Inc.(b)	1,664	44,379
Phathom Pharmaceuticals, Inc.(b)(c)	2,522	30,718
Phibro Animal Health Corp., Class A	729	27,024
Pliant Therapeutics, Inc.(b)	2,222	3,644
Rapport Therapeutics, Inc.(b)(c)	1,305	23,007
Royalty Pharma PLC, Class A	15,369	552,977
Sanofi S.A., ADR(c)	10,264	507,863
scPharmaceuticals, Inc.(b)	1,910	10,505
SIGA Technologies, Inc.(c)	2,567	21,537
Structure Therapeutics, Inc., ADR(b)(c)	2,145	41,398
Supernus Pharmaceuticals, Inc.(b)	2,019	91,097
Tarsus Pharmaceuticals, Inc.(b)	1,528	89,510
Terns Pharmaceuticals, Inc.(b)(c)	3,131	21,792
Theravance Biopharma, Inc.(b)(c)	1,795	24,915
Third Harmonic Bio, Inc., Class B(b)(d)	1,605	48
Trevi Therapeutics, Inc.(b)(c)	3,661	26,561
Verona Pharma PLC, ADR (United Kingdom)(b)	2,862	303,114
Viatris, Inc.	42,818	451,730
	Shares	Value
Pharmaceuticals-(continued)
WaVe Life Sciences Ltd.(b)(c)	5,554	$53,318
Xeris Biopharma Holdings, Inc.(b)(c)	5,758	45,085
Zevra Therapeutics, Inc.(b)(c)	1,965	17,823
		5,750,925
Total Common Stocks & Other Equity Interests (Cost $37,886,421)		35,706,936

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(e)(f) (Cost $18,857)	18,857	18,857
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $37,905,278)		35,725,793
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.22%
Invesco Private Government Fund, 4.28%(e)(f)(g)	1,910,357	1,910,357
Invesco Private Prime Fund, 4.46%(e)(f)(g)	4,965,052	4,966,542
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,876,596)		6,876,899
TOTAL INVESTMENTS IN SECURITIES-119.07% (Cost $44,781,874)		42,602,692
OTHER ASSETS LESS LIABILITIES-(19.07)%		(6,823,879)
NET ASSETS-100.00%		$35,778,813

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$460,321	$(441,464)	$-	$-	$18,857	$785
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
August 31, 2025
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,870,230	$23,925,008	$(24,884,881)	$-	$-	$1,910,357	$125,496 *
Invesco Private Prime Fund	7,371,186	45,134,171	(47,537,722)	(181)	(912)	4,966,542	333,425 *
Total	$10,241,416	$69,519,500	$(72,864,067)	$(181)	$(912)	$6,895,756	$459,706

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Building Products-1.10%
Owens Corning	1,099	$165,037
Commercial Services & Supplies-6.49%
Cintas Corp.	1,499	314,835
Clean Harbors, Inc.(b)	666	161,312
Republic Services, Inc.	1,250	292,463
Rollins, Inc.	3,662	207,049
		975,659
Electronic Equipment, Instruments & Components-1.40%
Teledyne Technologies, Inc.(b)	392	210,963
Entertainment-1.56%
Warner Bros. Discovery, Inc.(b)	20,132	234,336
Financial Services-4.64%
Mastercard, Inc., Class A	1,172	697,680
Food Products-0.74%
Marzetti Co. (The)	612	111,751
Ground Transportation-1.42%
Old Dominion Freight Line, Inc.	1,418	214,075
Health Care Equipment & Supplies-3.30%
Becton, Dickinson and Co.	1,539	296,996
DexCom, Inc.(b)	2,640	198,898
		495,894
Health Care Providers & Services-1.28%
Chemed Corp.	226	103,497
CorVel Corp.(b)	1,002	89,228
		192,725
Health Care Technology-1.64%
Veeva Systems, Inc., Class A(b)(c)	916	246,587
Hotels, Restaurants & Leisure-1.35%
Domino’s Pizza, Inc.	358	164,071
Nathan’s Famous, Inc.(c)	371	38,844
		202,915
Household Durables-1.46%
NVR, Inc.(b)	27	219,177
Household Products-1.26%
Church & Dwight Co., Inc.(c)	2,027	188,835
Interactive Media & Services-7.72%
Meta Platforms, Inc., Class A	1,571	1,160,498
IT Services-1.89%
ASGN, Inc.(b)	1,469	79,693
VeriSign, Inc.	747	204,208
		283,901
Life Sciences Tools & Services-4.88%
Mettler-Toledo International, Inc.(b)	172	223,779
Thermo Fisher Scientific, Inc.	1,034	509,472
		733,251
Machinery-3.00%
Proto Labs, Inc.(b)	1,423	70,880
Watts Water Technologies, Inc., Class A	490	135,681
Xylem, Inc.	1,732	245,182
		451,743
	Shares	Value
Professional Services-7.09%
Automatic Data Processing, Inc.	1,207	$366,988
Exponent, Inc.	1,250	89,225
Leidos Holdings, Inc.	1,220	220,723
Paychex, Inc.	1,772	247,114
Paycom Software, Inc.	626	142,196
		1,066,246
Semiconductors & Semiconductor Equipment-22.62%
Broadcom, Inc.	3,862	1,148,520
KLA Corp.	466	406,352
NVIDIA Corp.	10,602	1,846,656
		3,401,528
Software-25.16%
Adobe, Inc.(b)	1,067	380,599
Cadence Design Systems, Inc.(b)	1,113	390,029
Fair Isaac Corp.(b)	144	219,116
Fortinet, Inc.(b)	3,119	245,684
Intuit, Inc.	630	420,210
Manhattan Associates, Inc.(b)	782	168,474
Progress Software Corp.(c)	1,331	61,612
PTC, Inc.(b)	1,102	235,277
Qualys, Inc.(b)(c)	766	104,030
ReposiTrak, Inc.	1,756	28,447
Roper Technologies, Inc.	507	266,839
Salesforce, Inc.	1,924	493,025
ServiceNow, Inc.(b)	468	429,371
SPS Commerce, Inc.(b)(c)	772	85,152
Workday, Inc., Class A(b)	1,105	255,056
		3,782,921
Total Common Stocks & Other Equity Interests (Cost $13,400,680)		15,035,722

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $1,107)	1,107	1,107
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $13,401,787)		15,036,829
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.13%
Invesco Private Government Fund, 4.28%(d)(e)(f)	172,276	172,276
Invesco Private Prime Fund, 4.46%(d)(e)(f)	449,119	449,254
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $621,495)		621,530
TOTAL INVESTMENTS IN SECURITIES-104.14% (Cost $14,023,282)		15,658,359
OTHER ASSETS LESS LIABILITIES-(4.14)%		(622,319)
NET ASSETS-100.00%		$15,036,040
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)—(continued)
August 31, 2025
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,725	$163,772	$(169,390)	$-	$-	$1,107	$200
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,183	4,351,295	(4,198,202)	-	-	172,276	4,165 *
Invesco Private Prime Fund	50,888	9,072,397	(8,674,049)	32	(14)	449,254	11,001 *
Total	$76,796	$13,587,464	$(13,041,641)	$32	$(14)	$622,637	$15,366

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco PHLX Semiconductor ETF (SOXQ)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Electronic Equipment, Instruments & Components-1.30%
Coherent Corp.(b)	73,446	$6,644,660
Semiconductors & Semiconductor Equipment-98.57%
Advanced Micro Devices, Inc.(b)	153,982	25,042,093
Amkor Technology, Inc.	116,752	2,824,231
Analog Devices, Inc.	79,679	20,024,129
Applied Materials, Inc.	108,789	17,488,920
ARM Holdings PLC, ADR(b)	63,212	8,742,852
ASML Holding N.V., New York Shares (Netherlands)	23,134	17,179,771
Broadcom, Inc.	176,126	52,378,111
Cirrus Logic, Inc.(b)(c)	24,358	2,781,440
Entegris, Inc.	71,546	5,991,262
GLOBALFOUNDRIES, Inc.(b)	261,265	8,723,638
Intel Corp.	872,212	21,238,362
KLA Corp.	22,544	19,658,368
Lam Research Corp.	211,049	21,136,557
Lattice Semiconductor Corp.(b)(c)	64,975	4,313,041
MACOM Technology Solutions Holdings, Inc.(b)	35,144	4,503,704
Marvell Technology, Inc.	283,291	17,809,089
Microchip Technology, Inc.	254,893	16,568,045
Micron Technology, Inc.	180,516	21,483,209
Monolithic Power Systems, Inc.	22,618	18,903,220
NVIDIA Corp.	378,560	65,937,581
NXP Semiconductors N.V. (Netherlands)	89,216	20,952,378
ON Semiconductor Corp.(b)	197,464	9,792,240
Onto Innovation, Inc.(b)(c)	23,101	2,448,706
Qorvo, Inc.(b)	43,959	3,987,081
QUALCOMM, Inc.	117,428	18,874,202
Skyworks Solutions, Inc.	70,944	5,316,543
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	176,415	40,728,931
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Teradyne, Inc.	75,801	$8,962,710
Texas Instruments, Inc.	93,257	18,882,677
		502,673,091
Total Common Stocks & Other Equity Interests (Cost $471,401,845)		509,317,751

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $494,476)	494,476	494,476
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $471,896,321)		509,812,227
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.05%
Invesco Private Government Fund, 4.28%(d)(e)(f)	52,246	52,246
Invesco Private Prime Fund, 4.46%(d)(e)(f)	214,581	214,645
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $266,891)		266,891
TOTAL INVESTMENTS IN SECURITIES-100.02% (Cost $472,163,212)		510,079,118
OTHER ASSETS LESS LIABILITIES-(0.02)%		(86,200)
NET ASSETS-100.00%		$509,992,918

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$205,395	$4,741,504	$(4,452,423)	$-	$-	$494,476	$10,402
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco PHLX Semiconductor ETF (SOXQ)—(continued)
August 31, 2025
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,025,751	$141,772,889	$(148,746,394)	$-	$-	$52,246	$286,996 *
Invesco Private Prime Fund	10,957,299	278,996,632	(289,739,369)	(186)	269	214,645	762,185 *
Total	$18,188,445	$425,511,025	$(442,938,186)	$(186)	$269	$761,367	$1,059,583

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Solar ETF (TAN)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Construction & Engineering-1.17%
West Holdings Corp. (Japan)(b)	774,283	$8,457,656
Electrical Equipment-21.89%
Array Technologies, Inc.(b)(c)	2,529,320	22,789,173
Nextracker, Inc., Class A(c)	995,546	66,960,424
Shoals Technologies Group, Inc., Class A(c)	3,363,572	21,896,854
Sunrun, Inc.(c)	2,922,088	46,665,745
		158,312,196
Financial Services-3.97%
HA Sustainable Infrastructure Capital, Inc.	1,017,636	28,738,041
Independent Power and Renewable Electricity Producers-24.78%
Clearway Energy, Inc., Class C	777,892	23,188,961
Doral Group Renewable Energy Resources Ltd. (Israel)(c)	2,725,043	13,052,882
Energix-Renewable Energies Ltd. (Israel)(b)	3,777,766	14,594,033
Enlight Renewable Energy Ltd. (Israel)(c)	1,241,497	35,113,948
Grenergy Renovables S.A. (Spain)(c)	225,738	17,276,337
OY Nofar Energy Ltd. (Israel)(b)(c)	547,573	17,289,462
ReNew Energy Global PLC, Class A (India)(c)	1,082,515	8,237,939
Scatec ASA (South Africa)(c)(d)	1,470,828	15,489,511
Solaria Energia y Medio Ambiente S.A. (Spain)(b)(c)	1,604,260	26,000,853
Xinyi Energy Holdings Ltd. (China)(b)	55,345,221	9,033,343
		179,277,269
Semiconductors & Semiconductor Equipment-48.12%
Canadian Solar, Inc. (Canada)(b)(c)	1,110,313	10,858,861
Daqo New Energy Corp., ADR (China)(b)(c)	1,069,576	27,113,752
Enphase Energy, Inc.(c)	1,325,483	49,970,709
First Solar, Inc.(c)	345,012	67,342,892
Flat Glass Group Co. Ltd., H Shares (China)(b)	10,701,597	14,519,683
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
GCL Technology Holdings Ltd. (China)(b)(c)	335,738,554	$54,030,098
JinkoSolar Holding Co. Ltd., ADR (China)(b)	858,539	19,806,495
Motech Industries, Inc. (Taiwan)	12,583,000	7,310,939
SMA Solar Technology AG (Germany)(b)(c)	511,599	13,587,814
SolarEdge Technologies, Inc.(b)(c)	890,112	30,103,588
TSEC Corp. (Taiwan)(c)	15,941,000	8,031,818
United Renewable Energy Co. Ltd. (Taiwan)(c)	43,775,458	9,111,718
Xinyi Solar Holdings Ltd. (China)(b)	83,239,381	36,246,686
		348,035,053
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $996,749,276)		722,820,215
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.34%
Invesco Private Government Fund, 4.28%(e)(f)(g)	50,910,793	50,910,793
Invesco Private Prime Fund, 4.46%(e)(f)(g)	132,324,423	132,364,120
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $183,265,027)		183,274,913
TOTAL INVESTMENTS IN SECURITIES-125.27% (Cost $1,180,014,303)		906,095,128
OTHER ASSETS LESS LIABILITIES-(25.27)%		(182,773,305)
NET ASSETS-100.00%		$723,321,823

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)	Non-income producing security.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2025 represented 2.14% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Solar ETF (TAN)—(continued)
August 31, 2025

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$120,097	$56,009,027	$(56,129,124)	$-	$-	$-	$38,353
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	84,758,203	309,192,245	(343,039,655)	-	-	50,910,793	3,035,578 *
Invesco Private Prime Fund	222,718,484	656,849,703	(747,179,702)	(9,197)	(15,168)	132,364,120	8,147,846 *
Total	$307,596,784	$1,022,050,975	$(1,146,348,481)	$(9,197)	$(15,168)	$183,274,913	$11,221,777

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:
China	22.22%
Israel	11.07%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Assets and Liabilities
August 31, 2025

	Invesco Nasdaq Biotechnology ETF (IBBQ)	Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)	Invesco PHLX Semiconductor ETF (SOXQ)	Invesco Solar ETF (TAN)
Assets:
Unaffiliated investments in securities, at value(a)	$35,706,936	$15,035,722	$509,317,751	$722,820,215
Affiliated investments in securities, at value	6,895,756	622,637	761,367	183,274,913
Cash	1,361	-	-	-
Foreign currencies, at value	-	-	-	37,267
Receivable for:
Dividends	43,600	4,152	260,455	1,051,186
Securities lending	5,497	21	2,212	204,194
Investments sold	7,396	-	-	-
Foreign tax reclaims	537	-	-	215,127
Total assets	42,661,083	15,662,532	510,341,785	907,602,902
Liabilities:
Due to custodian	-	-	-	58,308
Payable for:
Investments purchased	-	-	-	72,429
Collateral upon return of securities loaned	6,876,596	621,495	266,891	183,265,027
Accrued unitary management fees	5,674	4,997	81,976	-
Accrued advisory fees	-	-	-	287,384
Accrued trustees’ and officer’s fees	-	-	-	33,468
Accrued expenses	-	-	-	564,463
Total liabilities	6,882,270	626,492	348,867	184,281,079
Net Assets	$35,778,813	$15,036,040	$509,992,918	$723,321,823
Net assets consist of:
Shares of beneficial interest	$42,838,638	$13,808,120	$504,178,592	$2,648,021,012
Distributable earnings (loss)	(7,059,825)	1,227,920	5,814,326	(1,924,699,189)
Net Assets	$35,778,813	$15,036,040	$509,992,918	$723,321,823
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,530,001	420,001	11,420,001	17,368,000
Net asset value	$23.38	$35.80	$44.66	$41.65
Market price	$23.40	$35.80	$44.67	$41.60
Unaffiliated investments in securities, at cost	$37,886,421	$13,400,680	$471,401,845	$996,749,276
Affiliated investments in securities, at cost	$6,895,453	$622,602	$761,367	$183,265,027
Foreign currencies, at cost	$-	$-	$-	$38,254
(a)Includes securities on loan with an aggregate value of:	$6,653,304	$607,611	$257,868	$169,171,843
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Operations
For the year ended August 31, 2025

	Invesco Nasdaq Biotechnology ETF (IBBQ)	Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)	Invesco PHLX Semiconductor ETF (SOXQ)	Invesco Solar ETF (TAN)
Investment income:
Unaffiliated dividend income	$319,349	$94,533	$4,331,847	$219,983
Affiliated dividend income	785	200	10,402	38,353
Securities lending income, net	63,491	486	41,052	2,302,119
Foreign withholding tax	(4,621)	-	(153,227)	(204,525)
Total investment income	379,004	95,219	4,230,074	2,355,930
Expenses:
Unitary management fees	72,232	50,956	888,292	-
Advisory fees	-	-	-	3,954,022
Sub-licensing fees	-	-	-	1,161,209
Accounting & administration fees	-	-	-	77,361
Custodian & transfer agent fees	-	-	-	167,336
Trustees’ and officer’s fees	-	-	-	16,597
Recapture (Note 3)	-	-	-	818
Other expenses	-	-	-	141,117
Total expenses	72,232	50,956	888,292	5,518,460
Less: Waivers	(17)	(6)	(225)	(802)
Net expenses	72,215	50,950	888,067	5,517,658
Net investment income (loss)	306,789	44,269	3,342,007	(3,161,728)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,428,698)	(428,295)	(19,063,139)	(525,814,943)
Affiliated investment securities	(912)	(14)	269	(15,168)
In-kind redemptions	2,276,778	794,762	79,365,615	26,684,644
Foreign currencies	-	-	-	(140,062)
Net realized gain (loss)	(152,832)	366,453	60,302,745	(499,285,529)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(2,088,997)	945,796	(14,822,197)	440,096,878
Affiliated investment securities	(181)	32	(186)	(9,197)
Foreign currencies	-	-	-	(18,395)
Change in net unrealized appreciation (depreciation)	(2,089,178)	945,828	(14,822,383)	440,069,286
Net realized and unrealized gain (loss)	(2,242,010)	1,312,281	45,480,362	(59,216,243)
Net increase (decrease) in net assets resulting from operations	$(1,935,221)	$1,356,550	$48,822,369	$(62,377,971)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

15

Statements of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco Nasdaq Biotechnology ETF (IBBQ)		Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)
	2025	2024	2025	2024(a)
Operations:
Net investment income (loss)	$306,789	$205,153	$44,269	$20,813
Net realized gain (loss)	(152,832)	182,992	366,453	320,181
Change in net unrealized appreciation (depreciation)	(2,089,178)	4,755,135	945,828	689,249
Net increase (decrease) in net assets resulting from operations	(1,935,221)	5,143,280	1,356,550	1,030,243
Distributions to Shareholders from:
Distributable earnings	(374,971)	(213,126)	(79,023)	(8,203)
Shareholder Transactions:
Proceeds from shares sold	8,543,103	18,951,420	10,803,935	7,724,000
Value of shares repurchased	(8,840,306)	(2,826,308)	(4,615,472)	(1,175,990)
Net increase (decrease) in net assets resulting from share transactions	(297,203)	16,125,112	6,188,463	6,548,010
Net increase (decrease) in net assets	(2,607,395)	21,055,266	7,465,990	7,570,050
Net assets:
Beginning of year	38,386,208	17,330,942	7,570,050	-
End of year	$35,778,813	$38,386,208	$15,036,040	$7,570,050
Changes in Shares Outstanding:
Shares sold	370,000	850,000	320,000	280,001
Shares repurchased	(410,000)	(120,000)	(140,000)	(40,000)
Shares outstanding, beginning of year	1,570,001	840,001	240,001	-
Shares outstanding, end of year	1,530,001	1,570,001	420,001	240,001

(a)	For the period December 4, 2023 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco PHLX Semiconductor ETF (SOXQ)		Invesco Solar ETF (TAN)
2025	2024	2025	2024

$3,342,007	$2,176,201	$(3,161,728)	$4,068,797
60,302,745	35,893,541	(499,285,529)	(574,585,331)
(14,822,383)	40,146,999	440,069,286	58,245,928
48,822,369	78,216,741	(62,377,971)	(512,270,606)

(3,344,068)	(2,025,155)	(3,947,881)	(1,500,861)

229,326,764	371,452,587	147,643,766	561,423,965
(276,204,584)	(85,576,081)	(371,266,594)	(668,269,180)
(46,877,820)	285,876,506	(223,622,828)	(106,845,215)
(1,399,519)	362,068,092	(289,948,680)	(620,616,682)

511,392,437	149,324,345	1,013,270,503	1,633,887,185
$509,992,918	$511,392,437	$723,321,823	$1,013,270,503

5,760,000	9,540,000	3,840,000	11,840,000
(6,920,000)	(2,120,000)	(10,960,000)	(15,440,000)
12,580,001	5,160,001	24,488,000	28,088,000
11,420,001	12,580,001	17,368,000	24,488,000

17

Financial Highlights
Invesco Nasdaq Biotechnology ETF (IBBQ)
	Years Ended August 31,				For the Period June 9, 2021(a) Through August 31, 2021
	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$24.45	$20.63	$19.38	$26.91	$25.34
Net investment income(b)	0.18	0.17	0.14	0.17	0.04
Net realized and unrealized gain (loss) on investments	(1.03)	3.84	1.27	(7.47)	1.53
Total from investment operations	(0.85)	4.01	1.41	(7.30)	1.57
Distributions to shareholders from:
Net investment income	(0.22)	(0.19)	(0.16)	(0.23)	-
Net asset value at end of period	$23.38	$24.45	$20.63	$19.38	$26.91
Market price at end of period(c)	$23.40	$24.45	$20.64	$19.40	$26.87
Net Asset Value Total Return(d)	(3.44)%	19.56%	7.30%	(27.24)%	6.19%(e)
Market Price Total Return(d)	(3.36)%	19.50%	7.24%	(27.06)%	6.04%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$35,779	$38,386	$17,331	$20,354	$51,669
Ratio to average net assets of:
Expenses, after Waivers	0.19%	0.19%	0.19%	0.11%	- %(f)
Expenses, prior to Waivers	0.19%	0.19%	0.19%	0.19%	0.19%(f)
Net investment income	0.81%	0.79%	0.69%	0.76%	0.65%(f)
Portfolio turnover rate(g)	17%	19%	13%	22%	8%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 11, 2021, the first day of trading on the exchange) to August 31, 2021 was 5.16%. The market price total return from Fund Inception to August 31, 2021 was 5.00%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Financial Highlights—(continued)
Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)
	Years Ended August 31, 2025	For the Period December 4, 2023(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$31.54	$25.00
Net investment income(b)	0.11	0.16
Net realized and unrealized gain on investments	4.38	6.44
Total from investment operations	4.49	6.60
Distributions to shareholders from:
Net investment income	(0.16)	(0.06)
Net realized gains	(0.07)	-
Total distributions	(0.23)	(0.06)
Net asset value at end of period	$35.80	$31.54
Market price at end of period(c)	$35.80	$31.54
Net Asset Value Total Return(d)	14.28%	26.43%(e)
Market Price Total Return(d)	14.28%	26.43%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$15,036	$7,570
Ratio to average net assets of:
Expenses	0.39%	0.39%(f)
Net investment income	0.34%	0.74%(f)
Portfolio turnover rate(g)	36%	31%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 6, 2023, the first day of trading on the exchange) to August 31, 2024 was 33.20%. The market price total return from Fund Inception to August 31, 2024 was 33.09%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Financial Highlights—(continued)
Invesco PHLX Semiconductor ETF (SOXQ)
	Years Ended August 31,				For the Period June 9, 2021(a) Through August 31, 2021
	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$40.65	$28.94	$21.11	$26.99	$24.88
Net investment income(b)	0.28	0.27	0.28	0.31	0.06
Net realized and unrealized gain (loss) on investments	4.01	11.71	7.83	(5.83)	2.05
Total from investment operations	4.29	11.98	8.11	(5.52)	2.11
Distributions to shareholders from:
Net investment income	(0.28)	(0.27)	(0.28)	(0.36)	-
Net asset value at end of period	$44.66	$40.65	$28.94	$21.11	$26.99
Market price at end of period(c)	$44.67	$40.66	$28.95	$21.15	$27.06
Net Asset Value Total Return(d)	10.64%	41.58%	38.78%	(20.70)%	8.48%(e)
Market Price Total Return(d)	10.64%	41.57%	38.56%	(20.76)%	8.76%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$509,993	$511,392	$149,324	$60,386	$63,163
Ratio to average net assets of:
Expenses, after Waivers	0.19%	0.19%	0.19%	0.13%	- %(f)
Expenses, prior to Waivers	0.19%	0.19%	0.19%	0.19%	0.19%(f)
Net investment income	0.71%	0.73%	1.18%	1.22%	1.09%(f)
Portfolio turnover rate(g)	24%	22%	24%	19%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 11, 2021, the first day of trading on the exchange) to August 31, 2021 was 6.72%. The market price total return from Fund Inception to August 31, 2021 was 7.08%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Financial Highlights—(continued)
Invesco Solar ETF (TAN)
	Years Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$41.38	$58.17	$84.32	$86.14	$56.75
Net investment income (loss)(a)	(0.14)	0.15	(0.09)	(0.19)	(0.05)
Net realized and unrealized gain (loss) on investments	0.57 (b)	(16.89)	(26.06)	(1.63)	29.53
Total from investment operations	0.43	(16.74)	(26.15)	(1.82)	29.48
Distributions to shareholders from:
Net investment income	(0.16)	(0.05)	-	-	(0.09)
Net asset value at end of year	$41.65	$41.38	$58.17	$84.32	$86.14
Market price at end of year(c)	$41.60	$41.35	$58.27	$84.34	$85.59
Net Asset Value Total Return(d)	1.14%	(28.80)%	(31.01)%	(2.11)%	51.93%
Market Price Total Return(d)	1.09%	(28.97)%	(30.91)%	(1.46)%	50.72%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$723,322	$1,013,271	$1,633,887	$2,975,483	$3,218,748
Ratio to average net assets of:
Expenses	0.70%	0.77%	0.67%	0.69%	0.65%
Net investment income (loss)	(0.40)%	0.32%	(0.13)%	(0.24)%	(0.05)%
Portfolio turnover rate(e)	41%	43%	34%	38%	55%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2025
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Nasdaq Biotechnology ETF (IBBQ)	"Nasdaq Biotechnology ETF"
Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)	"Nasdaq Free Cash Flow Achievers ETF"
Invesco PHLX Semiconductor ETF (SOXQ)	"PHLX Semiconductor ETF"
Invesco Solar ETF (TAN)	"Solar ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC, except for Shares of Solar ETF, which are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Nasdaq Biotechnology ETF	Nasdaq Biotechnology Index®
Nasdaq Free Cash Flow Achievers ETF	Nasdaq US Free Cash Flow AchieversTM Index
PHLX Semiconductor ETF	PHLX Semiconductor Sector Index®
Solar ETF	MAC Global Solar Energy Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a

22

demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest

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income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except for Solar ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Solar ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund (except for Solar ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Solar ETF is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its Underlying Index, any distribution fees or expenses,

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litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends

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received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Nasdaq Biotechnology ETF	$4,703
Nasdaq Free Cash Flow Achievers ETF	49
PHLX Semiconductor ETF	2,094
Solar ETF	107,061

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares.

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This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, any difficulties of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability,

27

or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Environmental, Social and Governance ("ESG") Investing Strategy Risk. The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, a Fund may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in such Funds investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Free Cash Flow Investing Risk. Generally speaking, free cash flow is the cash a company generates after accounting for operating expenses and capital expenditures. While free cash flow yield can be a useful metric for evaluating a company, there is no guarantee that companies with high free cash flow yields will continue to maintain high free cash flow yields in the future, or that these companies will outperform companies with lower free cash flow yields. Investing in companies with high free cash flows may lead to underperformance during periods when such investments are unpopular, and/or when fluctuations in market conditions, industry disruptions, or company-specific factors may jeopardize a company’s ability to generate free cash flow.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect

28

supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Micro-Capitalization Company Risk. Investments in the securities of micro-capitalization companies involve substantially greater risks of loss and price fluctuations than other securities with larger capitalizations. Micro-capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth or may be overly reliant on specific key individuals. In addition, less public information may be available about these companies. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to an Investment Advisory Agreement, Solar ETF accrues daily and pays monthly to the Adviser an annual fee equal to 0.50% of the Fund’s average daily net assets. The Trust also has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement"), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Solar ETF (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year through August 31, 2027 (the "Expense Cap"). Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2027. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under the Expense Cap.
Pursuant to another Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the

29

election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Nasdaq Biotechnology ETF	0.19%
Nasdaq Free Cash Flow Achievers ETF	0.39%
PHLX Semiconductor ETF	0.19%
Further, through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the fiscal year ended August 31, 2025, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Nasdaq Biotechnology ETF	$17
Nasdaq Free Cash Flow Achievers ETF	6
PHLX Semiconductor ETF	225
Solar ETF	802
The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, for Solar ETF are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
There are no amounts available for potential recapture by the Adviser as of August 31, 2025.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Nasdaq Biotechnology ETF	Nasdaq, Inc.
Nasdaq Free Cash Flow Achievers ETF	Nasdaq, Inc.
PHLX Semiconductor ETF	Nasdaq, Inc.
Solar ETF	MAC Indexing LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Nasdaq Biotechnology ETF	$2,705
Nasdaq Free Cash Flow Achievers ETF	31
PHLX Semiconductor ETF	9,418
Solar ETF	110,801
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active

30

market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Nasdaq Biotechnology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$35,706,529	$-	$407	$35,706,936
Money Market Funds	18,857	6,876,899	-	6,895,756
Total Investments	$35,725,386	$6,876,899	$407	$42,602,692
Nasdaq Free Cash Flow Achievers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$15,035,722	$-	$-	$15,035,722
Money Market Funds	1,107	621,530	-	622,637
Total Investments	$15,036,829	$621,530	$-	$15,658,359
PHLX Semiconductor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$509,317,751	$-	$-	$509,317,751
Money Market Funds	494,476	266,891	-	761,367
Total Investments	$509,812,227	$266,891	$-	$510,079,118
Solar ETF
Investments in Securities
Common Stocks & Other Equity Interests	$423,673,434	$299,146,781	$-	$722,820,215
Money Market Funds	-	183,274,913	-	183,274,913
Total Investments	$423,673,434	$482,421,694	$-	$906,095,128
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
Nasdaq Biotechnology ETF	$374,971	$213,126
Nasdaq Free Cash Flow Achievers ETF	79,023	8,203
PHLX Semiconductor ETF	3,344,068	2,025,155
Solar ETF	3,947,881	1,500,861

*	Includes short-term capital gain distributions, if any.

31

Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Nasdaq Biotechnology ETF	$125,582	$-	$(2,484,266)	$-	$(4,701,141)	$42,838,638	$35,778,813
Nasdaq Free Cash Flow Achievers ETF	-	-	1,556,891	-	(328,971)	13,808,120	15,036,040
PHLX Semiconductor ETF	331,486	-	37,815,644	-	(32,332,804)	504,178,592	509,992,918
Solar ETF	-	(31,553)	(432,764,049)	2,523	(1,491,906,110)	2,648,021,012	723,321,823
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Nasdaq Biotechnology ETF	$901,509	$3,799,632	$4,701,141
Nasdaq Free Cash Flow Achievers ETF	315,093	13,878	328,971
PHLX Semiconductor ETF	20,898,818	11,433,986	32,332,804
Solar ETF	253,533,127	1,238,372,983	1,491,906,110

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Nasdaq Biotechnology ETF	$6,465,626	$6,606,245
Nasdaq Free Cash Flow Achievers ETF	4,714,083	5,747,048
PHLX Semiconductor ETF	111,244,795	111,175,799
Solar ETF	330,969,119	350,683,886
For the fiscal year ended August 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Nasdaq Biotechnology ETF	$8,541,027	$8,789,704
Nasdaq Free Cash Flow Achievers ETF	10,702,365	3,509,318
PHLX Semiconductor ETF	229,115,165	276,312,678
Solar ETF	130,376,385	332,840,336
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Nasdaq Biotechnology ETF	$6,340,213	$(8,824,479)	$(2,484,266)	$45,086,958
Nasdaq Free Cash Flow Achievers ETF	2,048,323	(491,432)	1,556,891	14,101,468
PHLX Semiconductor ETF	71,792,350	(33,976,706)	37,815,644	472,263,474
Solar ETF	64,560,013	(497,324,062)	(432,764,049)	1,338,859,177

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NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Nasdaq Biotechnology ETF	$18,519	$(2,251,276)	$2,232,757
Nasdaq Free Cash Flow Achievers ETF	(902)	(766,976)	767,878
PHLX Semiconductor ETF	-	(79,273,756)	79,273,756
Solar ETF	161,528	73,405,041	(73,566,569)
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Nasdaq Biotechnology ETF, Nasdaq Free Cash Flow Achievers ETF and PHLX Semiconductor ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

33

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco Nasdaq Biotechnology ETF, Invesco Nasdaq Free Cash Flow Achievers ETF, Invesco PHLX Semiconductor ETF and Invesco Solar ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Invesco Nasdaq Biotechnology ETF (1)
Invesco Nasdaq Free Cash Flow Achievers ETF (2)
Invesco PHLX Semiconductor ETF (1)
Invesco Solar ETF (1)
(1) Statement of operations for the year ended August 31, 2025 and statement of changes in net assets for the years ended August 31, 2025 and 2024
(2) Statement of operations for the year ended August 31, 2025 and statement of changes in net assets for the year ended August 31, 2025 and for the period December 4, 2023 (commencement of investment operations) through August 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

34

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Short Term Gains
Invesco Nasdaq Biotechnology ETF	0%	76%	62%	0%	0%	$-
Invesco Nasdaq Free Cash Flow Achievers ETF	0%	77%	77%	0%	0%	22,099
Invesco PHLX Semiconductor ETF	0%	100%	100%	0%	0%	-
Invesco Solar ETF	0%	51%	5%	0%	0%	-
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

35

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG NASDAQ Next Gen 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI Green Building ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500® Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 24, 2025 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

36

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF and for Invesco Senior Loan ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Senior Loan ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
●
0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
●
0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
●
0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
●
0.10% of the Fund’s average daily net assets for Invesco MSCI Global Climate 500 ETF and Invesco S&P 500 Minimum Variance ETF;
●
0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

37

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
●
0.13% of the Fund’s average daily net assets for Invesco S&P 500® Enhanced Value ETF and Invesco S&P 500® Momentum ETF;
●
0.15% of the Fund’s average daily net assets for Invesco Equal Weight
0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;
●
0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
●
0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;
●
0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
●
0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;
●
0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;
●
0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;
●
0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
●
0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco S&P SmallCap 600 GARP ETF;
●
0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco Nasdaq Free Cash Flow Achievers ETF, Invesco S&P 500 High Dividend Growers ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;
●
0.43% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. ETF;
●
0.47% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco RAFI Emerging Markets ETF;
●
0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;
●
0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
●
0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;
●
0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
●
0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
●
0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
●
0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The

38

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X

39

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500® Enhanced Value ETF	X		X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Global Clean Energy ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained

40

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco S&P SmallCap 600 GARP ETF or Invesco MSCI Global Climate 500 ETF because those Funds had not completed a full year of operations as of December 31, 2024. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 24, 2025.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

41

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 13 and April 24, 2025 Board meetings, and Invesco Advisers, Inc., in connection with the April 24, 2025 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

42

Approval of Investment Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco MSCI Global Timber ETF, Invesco S&P Global Water Index ETF and Invesco Solar ETF (each, a “Fund” and collectively, the “Funds”).
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between Invesco Solar ETF and its underlying index.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that the Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018, and on May 18, 2018 for the Invesco Solar ETF, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios.  The Trustees noted that the annual contractual advisory fee charged to each Fund is 0.50% of the Fund’s average daily net assets and that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding the percentage of that Fund’s average daily net assets, until at least August 31, 2027, as set forth below:
●
0.55% for Invesco MSCI Global Timber ETF;
●
0.63% for Invesco S&P Global Water Index ETF; and
●
0.65% for Invesco Solar ETF.
The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds.  The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF and open-end index peer funds, as illustrated in the table

43

Approval of Investment Advisory Contracts—(continued)
below.  The Trustees also noted that the contractual advisory fees for all of the Funds were lower than the median net advisory fees of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco MSCI Global Timber ETF			X
Invesco S&P Global Water Index ETF	X	X	X
Invesco Solar ETF		X	X
The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their open-end index peer funds, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were higher than the median net expense ratios of their ETF peer funds and lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a significant component of the non-advisory fee expenses was the sub-licensing fees paid by the Funds, and noted that each Fund’s sub-license fees are not subject to the Expense Cap.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco MSCI Global Timber ETF			X
Invesco S&P Global Water Index ETF		X	X
Invesco Solar ETF		X	X
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the reason for the year-over-year change in Invesco Solar ETF’s expense ratio.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including a product that has an investment strategy comparable to that of Invesco Solar ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser.  The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made

44

Approval of Investment Advisory Contracts—(continued)
that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the flat advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture, or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

45

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

46

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-TII-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2025
QQMG	Invesco ESG NASDAQ 100 ETF
QQJG	Invesco ESG NASDAQ Next Gen 100 ETF
QQQM	Invesco NASDAQ 100 ETF
QQQS	Invesco NASDAQ Future Gen 200 ETF
QQQJ	Invesco NASDAQ Next Gen 100 ETF
QQLV	Invesco QQQ Low Volatility ETF

2

Invesco ESG NASDAQ 100 ETF (QQMG)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-12.36%
Alphabet, Inc., Class A	10,205	$2,172,746
Alphabet, Inc., Class C	9,571	2,043,696
Charter Communications, Inc., Class A(b)	639	169,706
Comcast Corp., Class A	19,250	653,922
Electronic Arts, Inc.	1,994	342,868
Meta Platforms, Inc., Class A	1,831	1,352,560
Netflix, Inc.(b)	2,929	3,538,964
Take-Two Interactive Software, Inc.(b)	1,306	304,651
T-Mobile US, Inc.	5,519	1,390,733
Trade Desk, Inc. (The), Class A(b)(c)	2,204	120,472
Warner Bros. Discovery, Inc.(b)	18,632	216,876
		12,307,194
Consumer Discretionary-11.15%
Airbnb, Inc., Class A(b)	2,056	268,370
Amazon.com, Inc.(b)	17,122	3,920,938
Booking Holdings, Inc.	236	1,321,376
DoorDash, Inc., Class A(b)	1,874	459,598
lululemon athletica, inc.(b)	851	172,072
Marriott International, Inc., Class A	1,522	407,683
MercadoLibre, Inc. (Brazil)(b)	249	615,755
O’Reilly Automotive, Inc.(b)	6,891	714,459
PDD Holdings, Inc., ADR (China)(b)	2,099	252,342
Ross Stores, Inc.	2,151	316,541
Starbucks Corp.	5,732	505,505
Tesla, Inc.(b)	6,434	2,148,119
		11,102,758
Consumer Staples-3.60%
Coca-Cola Europacific Partners PLC (United Kingdom)	3,029	269,157
Costco Wholesale Corp.	1,377	1,298,952
Keurig Dr Pepper, Inc.	6,220	180,940
Kraft Heinz Co. (The)	2,975	83,211
Mondelez International, Inc., Class A	6,667	409,620
Monster Beverage Corp.(b)	3,066	191,349
PepsiCo, Inc.	7,731	1,149,213
		3,582,442
Financials-0.41%
PayPal Holdings, Inc.(b)	5,811	407,874
Health Care-4.60%
Amgen, Inc.	2,683	771,926
AstraZeneca PLC, ADR (United Kingdom)	3,001	239,780
Biogen, Inc.(b)	820	108,420
DexCom, Inc.(b)	2,206	166,200
GE HealthCare Technologies, Inc.	2,417	178,205
Gilead Sciences, Inc.	6,456	729,334
IDEXX Laboratories, Inc.(b)	542	350,723
Intuitive Surgical, Inc.(b)	2,256	1,067,754
Regeneron Pharmaceuticals, Inc.	654	379,778
Vertex Pharmaceuticals, Inc.(b)	1,498	585,748
		4,577,868
Industrials-2.99%
Automatic Data Processing, Inc.	2,884	876,880
Cintas Corp.	2,687	564,351
Copart, Inc.(b)	5,975	291,640
	Shares	Value
Industrials-(continued)
Fastenal Co.	6,929	$344,094
Old Dominion Freight Line, Inc.	1,447	218,454
PACCAR, Inc.	1,289	128,874
Paychex, Inc.	2,256	314,610
Verisk Analytics, Inc.	894	239,699
		2,978,602
Information Technology-62.57%
Adobe, Inc.(b)	3,139	1,119,681
Advanced Micro Devices, Inc.(b)	12,724	2,069,304
Apple, Inc.	36,402	8,450,360
Applied Materials, Inc.	6,512	1,046,869
AppLovin Corp., Class A(b)	1,821	871,512
ASML Holding N.V., New York Shares (Netherlands)	777	577,016
Atlassian Corp., Class A(b)	1,053	187,202
Autodesk, Inc.(b)	1,517	477,400
Broadcom, Inc.	18,769	5,581,713
Cadence Design Systems, Inc.(b)	1,989	697,005
CDW Corp.	1,220	201,007
Cisco Systems, Inc.	30,420	2,101,718
Cognizant Technology Solutions Corp., Class A	3,464	250,274
CrowdStrike Holdings, Inc., Class A(b)	1,523	645,295
Datadog, Inc., Class A(b)	2,158	294,956
Fortinet, Inc.(b)	5,256	414,015
GLOBALFOUNDRIES, Inc.(b)	3,620	120,872
Intel Corp.	25,951	631,907
Intuit, Inc.	2,118	1,412,706
KLA Corp.	1,017	886,824
Lam Research Corp.	10,148	1,016,322
Marvell Technology, Inc.	6,367	400,262
Microchip Technology, Inc.	2,450	159,250
Micron Technology, Inc.	6,829	812,719
Microsoft Corp.	19,494	9,877,415
NVIDIA Corp.	77,964	13,579,770
NXP Semiconductors N.V. (Netherlands)	1,679	394,313
ON Semiconductor Corp.(b)	2,231	110,635
Palantir Technologies, Inc., Class A(b)	11,894	1,863,909
Palo Alto Networks, Inc.(b)	5,153	981,750
QUALCOMM, Inc.	8,266	1,328,594
Roper Technologies, Inc.	559	294,207
Shopify, Inc., Class A (Canada)(b)	5,955	841,323
Strategy, Inc., Class A(b)	646	216,029
Synopsys, Inc.(b)	1,212	731,466
Texas Instruments, Inc.	5,137	1,040,140
Workday, Inc., Class A(b)	1,467	338,613
Zscaler, Inc.(b)	1,044	289,240
		62,313,593
Materials-1.82%
Linde PLC	3,798	1,816,545
Real Estate-0.20%
CoStar Group, Inc.(b)	2,214	198,131
Utilities-0.26%
Exelon Corp.	5,996	261,905
Total Common Stocks & Other Equity Interests (Cost $78,245,826)		99,546,912
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco ESG NASDAQ 100 ETF (QQMG)—(continued)
August 31, 2025
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $18,764)	18,764	$18,764
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $78,264,590)		99,565,676
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.12%
Invesco Private Government Fund, 4.28%(d)(e)(f)	34,252	34,252
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	89,007	$89,034
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $123,283)		123,286
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $78,387,873)		99,688,962
OTHER ASSETS LESS LIABILITIES-(0.10)%		(96,811)
NET ASSETS-100.00%		$99,592,151

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$59,151	$726,565	$(766,952)	$-	$-	$18,764	$1,593
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	86,430	16,463,350	(16,515,528)	-	-	34,252	18,897 *
Invesco Private Prime Fund	224,802	33,977,393	(34,112,904)	(14)	(243)	89,034	50,479 *
Total	$370,383	$51,167,308	$(51,395,384)	$(14)	$(243)	$142,050	$70,969

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-7.28%
Fox Corp., Class A	1,143	$68,237
Fox Corp., Class B	1,258	68,624
GCI Liberty, Inc., Class A(b)	14	523
GCI Liberty, Inc., Class C(b)	99	3,627
Liberty Broadband Corp., Class A(b)	74	4,490
Liberty Broadband Corp., Class C(b)	495	30,126
Liberty Media Corp.-Liberty Formula One(b)	888	88,711
Liberty Media Corp.-Liberty Formula One(b)	96	8,651
NetEase, Inc., ADR (China)	453	61,694
News Corp., Class A	2,077	61,085
News Corp., Class B	1,042	35,292
		431,060
Consumer Discretionary-13.69%
Duolingo, Inc.(b)	120	35,743
eBay, Inc.	2,138	193,724
Expedia Group, Inc.	420	90,216
JD.com, Inc., ADR (China)	1,280	39,770
Pool Corp.(c)	209	64,938
Rivian Automotive, Inc., Class A(b)(c)	2,103	28,538
Tractor Supply Co.	2,610	161,194
Trip.com Group Ltd., ADR (China)(c)	1,175	86,656
Ulta Beauty, Inc.(b)	223	109,879
		810,658
Consumer Staples-2.66%
Campbell’s Co. (The)(c)	699	22,319
Dollar Tree, Inc.(b)	884	96,506
Sprouts Farmers Market, Inc.(b)	277	38,930
		157,755
Financials-2.16%
Affirm Holdings, Inc.(b)(c)	907	80,233
Jack Henry & Associates, Inc.	293	47,835
		128,068
Health Care-20.50%
Align Technology, Inc.(b)	293	41,594
Alnylam Pharmaceuticals, Inc.(b)	373	166,548
argenx SE, ADR (Netherlands)(b)	88	62,674
BioMarin Pharmaceutical, Inc.(b)	598	34,845
BioNTech SE, ADR (Germany)(b)	265	26,500
Bio-Techne Corp.(c)	379	20,705
Cooper Cos., Inc. (The)(b)	949	63,958
Hologic, Inc.(b)	763	51,213
ICON PLC(b)	366	65,126
Illumina, Inc.(b)	646	64,574
Incyte Corp.(b)	600	50,766
Insmed, Inc.(b)	563	76,624
Insulet Corp.(b)	278	94,487
Medpace Holdings, Inc.(b)	110	52,306
Moderna, Inc.(b)(c)	1,519	36,593
Natera, Inc.(b)	270	45,427
Neurocrine Biosciences, Inc.(b)(c)	336	46,906
Royalty Pharma PLC, Class A	857	30,835
Sanofi S.A., ADR(c)	1,129	55,863
Sarepta Therapeutics, Inc.(b)(c)	185	3,367
Summit Therapeutics, Inc.(b)	1,833	43,442
	Shares	Value
Health Care-(continued)
United Therapeutics Corp.(b)(c)	143	$43,581
Vaxcyte, Inc.(b)	113	3,479
Viatris, Inc.	3,121	32,926
		1,214,339
Industrials-9.71%
AAON, Inc.	285	23,641
C.H. Robinson Worldwide, Inc.	505	64,993
Grab Holdings Ltd., Class A (Singapore)(b)	12,535	62,550
J.B. Hunt Transport Services, Inc.	354	51,326
Lincoln Electric Holdings, Inc.	150	36,395
Nordson Corp.	138	31,062
Paylocity Holding Corp.(b)	182	32,620
Ryanair Holdings PLC, ADR (Italy)(c)	796	50,523
Saia, Inc.(b)	110	32,611
SS&C Technologies Holdings, Inc.	841	74,563
Tetra Tech, Inc.	848	30,884
United Airlines Holdings, Inc.(b)	799	83,895
		575,063
Information Technology-42.04%
Akamai Technologies, Inc.(b)	737	58,319
Bentley Systems, Inc., Class B(c)	1,228	68,338
Check Point Software Technologies Ltd. (Israel)(b)	451	87,106
CyberArk Software Ltd.(b)	203	92,012
DocuSign, Inc.(b)	886	67,921
Entegris, Inc.	573	47,983
F5, Inc.(b)	233	72,962
First Solar, Inc.(b)	459	89,592
Flex Ltd.(b)	2,282	122,361
Gen Digital, Inc.	2,972	89,754
Logitech International S.A., Class R (Switzerland)(c)	877	90,805
Manhattan Associates, Inc.(b)	261	56,230
Monday.com Ltd.(b)(c)	209	40,337
Monolithic Power Systems, Inc.	207	173,002
NetApp, Inc.	1,003	113,128
Nutanix, Inc., Class A(b)	940	63,177
Okta, Inc.(b)	855	79,318
PTC, Inc.(b)	487	103,975
Seagate Technology Holdings PLC	1,139	190,669
Skyworks Solutions, Inc.	449	33,648
Super Micro Computer, Inc.(b)	2,327	96,664
Teradyne, Inc.	724	85,606
Trimble, Inc.(b)	1,370	110,723
VeriSign, Inc.	341	93,219
Western Digital Corp.	1,798	144,451
Wix.com Ltd. (Israel)(b)	214	30,191
Zebra Technologies Corp., Class A(b)	289	91,639
Zoom Communications, Inc., Class A(b)	1,191	96,971
		2,490,101
Materials-0.53%
Steel Dynamics, Inc.	241	31,552
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)—(continued)
August 31, 2025
	Shares	Value
Real Estate-1.39%
Zillow Group, Inc., Class A(b)(c)	217	$17,681
Zillow Group, Inc., Class C(b)(c)	767	64,666
		82,347
Total Common Stocks & Other Equity Interests (Cost $4,777,269)		5,920,943
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $277)	277	277
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $4,777,546)		5,921,220
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.26%
Invesco Private Government Fund, 4.28%(d)(e)(f)	218,042	$218,042
Invesco Private Prime Fund, 4.46%(d)(e)(f)	567,243	567,413
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $785,414)		785,455
TOTAL INVESTMENTS IN SECURITIES-113.22% (Cost $5,562,960)		6,706,675
OTHER ASSETS LESS LIABILITIES-(13.22)%		(783,234)
NET ASSETS-100.00%		$5,923,441

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,323	$53,568	$(56,614)	$-	$-	$277	$85
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	282,581	6,022,268	(6,086,807)	-	-	218,042	15,423 *
Invesco Private Prime Fund	661,935	12,955,653	(13,050,072)	(1)	(102)	567,413	41,242 *
Total	$947,839	$19,031,489	$(19,193,493)	$(1)	$(102)	$785,732	$56,750

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco NASDAQ 100 ETF (QQQM)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-15.40%
Alphabet, Inc., Class A	7,838,606	$1,668,917,603
Alphabet, Inc., Class C	7,352,016	1,569,875,977
Charter Communications, Inc., Class A(b)(c)	465,300	123,574,374
Comcast Corp., Class A	12,332,673	418,940,902
Electronic Arts, Inc.	830,260	142,763,207
Meta Platforms, Inc., Class A	2,924,114	2,160,043,012
Netflix, Inc.(b)	1,410,097	1,703,749,700
Take-Two Interactive Software, Inc.(b)	603,191	140,706,365
T-Mobile US, Inc.	3,762,096	948,010,571
Trade Desk, Inc. (The), Class A(b)(c)	1,483,761	81,102,376
Warner Bros. Discovery, Inc.(b)	8,192,935	95,365,763
		9,053,049,850
Consumer Discretionary-13.29%
Airbnb, Inc., Class A(b)	1,429,208	186,554,520
Amazon.com, Inc.(b)	14,298,435	3,274,341,615
Booking Holdings, Inc.	107,750	603,297,638
DoorDash, Inc., Class A(b)	1,320,568	323,869,302
lululemon athletica, inc.(b)	380,719	76,981,382
Marriott International, Inc., Class A	906,795	242,894,109
MercadoLibre, Inc. (Brazil)(b)	168,207	415,960,772
O’Reilly Automotive, Inc.(b)	2,830,837	293,501,180
PDD Holdings, Inc., ADR (China)(b)(c)	2,211,550	265,872,541
Ross Stores, Inc.	1,088,431	160,173,506
Starbucks Corp.	3,762,991	331,858,176
Tesla, Inc.(b)	4,902,009	1,636,633,745
		7,811,938,486
Consumer Staples-4.94%
Coca-Cola Europacific Partners PLC (United Kingdom)(c)	1,521,134	135,167,967
Costco Wholesale Corp.	1,470,165	1,386,836,048
Keurig Dr Pepper, Inc.(c)	4,498,152	130,851,242
Kraft Heinz Co. (The)	3,918,844	109,610,067
Mondelez International, Inc., Class A(c)	4,287,653	263,433,400
Monster Beverage Corp.(b)	3,229,651	201,562,519
PepsiCo, Inc.	4,542,802	675,287,517
		2,902,748,760
Energy-0.50%
Baker Hughes Co., Class A	3,280,939	148,954,631
Diamondback Energy, Inc.	967,932	143,989,564
		292,944,195
Financials-0.38%
PayPal Holdings, Inc.(b)	3,221,051	226,085,570
Health Care-4.56%
Amgen, Inc.	1,781,561	512,572,915
AstraZeneca PLC, ADR (United Kingdom)(c)	1,973,906	157,715,089
Biogen, Inc.(b)	484,835	64,104,884
DexCom, Inc.(b)(c)	1,298,658	97,840,894
GE HealthCare Technologies, Inc.	1,516,810	111,834,401
Gilead Sciences, Inc.	4,121,571	465,613,876
IDEXX Laboratories, Inc.(b)	266,717	172,589,903
Intuitive Surgical, Inc.(b)(c)	1,187,467	562,022,194
	Shares	Value
Health Care-(continued)
Regeneron Pharmaceuticals, Inc.(c)	351,480	$204,104,436
Vertex Pharmaceuticals, Inc.(b)(c)	850,451	332,543,350
		2,680,941,942
Industrials-4.64%
Automatic Data Processing, Inc.	1,344,595	408,824,110
Axon Enterprise, Inc.(b)	257,886	192,715,629
Cintas Corp.	1,336,750	280,757,602
Copart, Inc.(b)	3,199,565	156,170,768
CSX Corp.	6,220,511	202,228,813
Fastenal Co.	3,799,503	188,683,319
Honeywell International, Inc.	2,128,314	467,164,923
Old Dominion Freight Line, Inc.	699,881	105,661,034
PACCAR, Inc.	1,737,997	173,764,940
Paychex, Inc.	1,193,200	166,397,706
Thomson Reuters Corp. (Canada)(c)	1,489,965	264,632,684
Verisk Analytics, Inc.	462,691	124,056,711
		2,731,058,239
Information Technology-53.29%
Adobe, Inc.(b)	1,412,001	503,660,757
Advanced Micro Devices, Inc.(b)	5,372,022	873,651,938
Analog Devices, Inc.	1,643,775	413,097,095
Apple, Inc.	20,115,787	4,669,678,794
Applied Materials, Inc.	2,657,413	427,205,714
AppLovin Corp., Class A(b)	1,019,304	487,828,701
ARM Holdings PLC, ADR(b)(c)	443,361	61,321,260
ASML Holding N.V., New York Shares (Netherlands)	289,927	215,305,589
Atlassian Corp., Class A(b)(c)	547,382	97,313,572
Autodesk, Inc.(b)	708,358	222,920,263
Broadcom, Inc.	10,473,758	3,114,790,892
Cadence Design Systems, Inc.(b)	904,088	316,819,558
CDW Corp.	435,642	71,776,376
Cisco Systems, Inc.	13,120,767	906,513,792
Cognizant Technology Solutions Corp., Class A	1,632,220	117,927,895
CrowdStrike Holdings, Inc., Class A(b)	824,864	349,494,877
Datadog, Inc., Class A(b)(c)	1,057,777	144,576,960
Fortinet, Inc.(b)	2,534,510	199,643,353
GLOBALFOUNDRIES, Inc.(b)(c)	1,830,894	61,133,551
Intel Corp.	14,442,330	351,670,735
Intuit, Inc.	924,308	616,513,436
KLA Corp.(c)	437,967	381,907,224
Lam Research Corp.	4,235,751	424,210,463
Marvell Technology, Inc.	2,855,234	179,494,285
Microchip Technology, Inc.	1,785,914	116,084,410
Micron Technology, Inc.(c)	3,701,166	440,475,766
Microsoft Corp.	10,010,400	5,072,169,576
NVIDIA Corp.	32,862,798	5,724,042,156
NXP Semiconductors N.V. (Netherlands)	836,164	196,373,115
ON Semiconductor Corp.(b)(c)	1,383,584	68,611,930
Palantir Technologies, Inc., Class A(b)	7,498,022	1,175,015,028
Palo Alto Networks, Inc.(b)(c)	2,207,977	420,663,778
QUALCOMM, Inc.	3,638,181	584,764,832
Roper Technologies, Inc.	355,812	187,267,414
Shopify, Inc., Class A (Canada)(b)	4,036,066	570,215,404
Strategy, Inc., Class A(b)(c)	840,835	281,183,632
Synopsys, Inc.(b)	612,952	369,928,930
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco NASDAQ 100 ETF (QQQM)—(continued)
August 31, 2025
	Shares	Value
Information Technology-(continued)
Texas Instruments, Inc.	3,010,084	$609,481,808
Workday, Inc., Class A(b)	715,773	165,214,724
Zscaler, Inc.(b)(c)	516,042	142,969,436
		31,332,919,019
Materials-1.27%
Linde PLC	1,559,619	745,950,171
Real Estate-0.21%
CoStar Group, Inc.(b)	1,397,341	125,048,046
Utilities-1.36%
American Electric Power Co., Inc.(c)	1,769,420	196,441,008
Constellation Energy Corp.(c)	1,038,389	319,803,044
Exelon Corp.	3,342,617	146,005,511
Xcel Energy, Inc.	1,909,703	138,243,400
		800,492,963
Total Common Stocks & Other Equity Interests (Cost $48,004,617,010)		58,703,177,241
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e) (Cost $47,009,174)	47,009,174	47,009,174
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $48,051,626,184)		58,750,186,415
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.61%
Invesco Private Government Fund, 4.28%(d)(e)(f)	255,981,103	$255,981,103
Invesco Private Prime Fund, 4.46%(d)(e)(f)	689,303,063	689,509,854
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $945,447,837)		945,490,957
TOTAL INVESTMENTS IN SECURITIES-101.53% (Cost $48,997,074,021)		59,695,677,372
OTHER ASSETS LESS LIABILITIES-(1.53)%		(898,374,194)
NET ASSETS-100.00%		$58,797,303,178

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,149,472	$500,619,066	$(465,759,364)	$-	$-	$47,009,174	$1,416,014
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco NASDAQ 100 ETF (QQQM)—(continued)
August 31, 2025
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$73,775,478	$2,667,164,729	$(2,484,959,104)	$-	$-	$255,981,103	$4,910,341 *
Invesco Private Prime Fund	199,210,478	5,735,635,946	(5,245,325,894)	29,763	(40,439)	689,509,854	13,463,747 *
Total	$285,135,428	$8,903,419,741	$(8,196,044,362)	$29,763	$(40,439)	$992,500,131	$19,790,102

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
CME E-Mini NASDAQ 100 Index Future	160	September-2025	$75,077,600	$4,187,157	$4,187,157

(a)	Futures contracts collateralized by $23,176,322 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco NASDAQ Future Gen 200 ETF (QQQS)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-4.52%
Bandwidth, Inc., Class A(b)	2,669	$40,035
EchoStar Corp., Class A(b)	2,138	132,107
Gogo, Inc.(b)	3,577	39,275
iHeartMedia, Inc., Class A(b)	28,945	61,653
iQIYI, Inc., ADR (China)(b)(c)	23,659	62,696
JOYY, Inc., ADR (China)	785	42,437
Roku, Inc., Class A(b)	517	49,922
		428,125
Consumer Discretionary-7.03%
BRP, Inc.	851	53,596
Fox Factory Holding Corp.(b)	1,464	42,353
Garrett Motion, Inc. (Switzerland)	3,585	46,569
Gentex Corp.	1,762	49,354
Gentherm, Inc.(b)	1,389	51,074
Goodyear Tire & Rubber Co. (The)(b)	3,279	27,806
Helen of Troy Ltd.(b)	1,391	34,149
Johnson Outdoors, Inc., Class A	1,398	56,367
Lovesac Co. (The)(b)(c)	1,955	37,399
MasterCraft Boat Holdings, Inc.(b)	2,207	48,422
Newell Brands, Inc.	7,060	41,795
Sleep Number Corp.(b)(c)	3,490	36,750
Sonos, Inc.(b)	3,640	50,669
Stitch Fix, Inc., Class A(b)	8,497	44,949
Strattec Security Corp.(b)	671	44,199
		665,451
Consumer Staples-0.40%
Central Garden & Pet Co.(b)	1,038	37,814
Energy-0.95%
DMC Global, Inc.(b)	5,878	39,383
Gevo, Inc.(b)	29,463	50,971
		90,354
Health Care-45.96%
10X Genomics, Inc., Class A(b)	3,978	55,732
Aclaris Therapeutics, Inc.(b)	25,628	49,462
Adaptive Biotechnologies Corp.(b)	3,930	51,797
Agios Pharmaceuticals, Inc.(b)	1,184	44,649
Akebia Therapeutics, Inc.(b)	12,544	39,388
Aldeyra Therapeutics, Inc.(b)	17,602	102,796
Alector, Inc.(b)	28,562	67,121
Allogene Therapeutics, Inc.(b)(c)	32,478	36,700
Alphatec Holdings, Inc.(b)	3,046	48,431
Altimmune, Inc.(b)(c)	6,891	26,393
Amicus Therapeutics, Inc.(b)	6,164	46,785
AngioDynamics, Inc.(b)	3,669	37,644
Anika Therapeutics, Inc.(b)	3,357	31,489
Aquestive Therapeutics, Inc.(b)(c)	13,987	52,731
Arbutus Biopharma Corp.(b)	11,137	41,318
Ardelyx, Inc.(b)	10,313	65,591
Arrowhead Pharmaceuticals, Inc.(b)	2,337	51,484
Arvinas, Inc.(b)	5,196	40,165
ATAI Life Sciences N.V. (Germany)(b)(c)	16,443	75,309
AtriCure, Inc.(b)	1,087	40,208
Autolus Therapeutics PLC, ADR (United Kingdom)(b)	21,660	32,490
Axogen, Inc.(b)	3,491	56,345
	Shares	Value
Health Care-(continued)
Azenta, Inc.(b)	1,422	$43,428
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)	4,552	33,594
BioCryst Pharmaceuticals, Inc.(b)	3,481	28,927
Bruker Corp.	1,020	34,660
Cartesian Therapeutics, Inc., Rts., expiring 12/31/2049(b)(d)	27,325	3,728
Cerus Corp.(b)	29,463	38,597
ClearPoint Neuro, Inc.(b)	3,179	33,348
Codexis, Inc.(b)	16,521	45,102
Corvus Pharmaceuticals, Inc.(b)(c)	10,026	57,549
CryoPort, Inc.(b)	6,323	56,022
CytomX Therapeutics, Inc.(b)	14,171	28,909
DENTSPLY SIRONA, Inc.	2,349	33,591
Editas Medicine, Inc.(b)	22,076	56,735
Embecta Corp.	3,553	51,447
Enanta Pharmaceuticals, Inc.(b)	6,399	53,752
Esperion Therapeutics, Inc.(b)(c)	44,607	99,028
Exagen, Inc.(b)	5,464	53,875
Fate Therapeutics, Inc.(b)	30,923	32,160
Geron Corp.(b)	24,616	34,462
Heron Therapeutics, Inc.(b)	19,902	26,868
ICU Medical, Inc.(b)	279	35,617
Innoviva, Inc.(b)	1,912	39,062
Inogen, Inc.(b)	5,822	46,518
Integra LifeSciences Holdings Corp.(b)	2,956	44,724
Ionis Pharmaceuticals, Inc.(b)	1,134	48,348
Iovance Biotherapeutics, Inc.(b)(c)	21,680	48,346
KalVista Pharmaceuticals, Inc.(b)	3,207	43,166
Kura Oncology, Inc.(b)	6,576	51,950
Lexicon Pharmaceuticals, Inc.(b)	60,512	66,563
Ligand Pharmaceuticals, Inc.(b)	371	59,994
LivaNova PLC(b)	865	48,760
MannKind Corp.(b)	9,015	41,379
Masimo Corp.(b)	232	32,413
MaxCyte, Inc.(b)	15,779	21,933
MediWound Ltd. (Israel)(b)(c)	1,710	28,557
Merit Medical Systems, Inc.(b)	399	36,125
MiMedx Group, Inc.(b)	5,889	41,812
Myriad Genetics, Inc.(b)	8,929	56,878
Nektar Therapeutics(b)	3,478	103,853
Neogen Corp.(b)	6,408	36,846
Neuronetics, Inc.(b)(c)	9,605	31,985
Ocugen, Inc.(b)(c)	45,441	46,350
Omeros Corp.(b)(c)	12,291	51,131
OmniAb, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
Omnicell, Inc.(b)	1,231	40,118
OPKO Health, Inc.(b)	27,513	37,968
OraSure Technologies, Inc.(b)	12,992	43,004
Orthofix Medical, Inc.(b)	3,338	50,003
OrthoPediatrics Corp.(b)	1,881	40,178
Pacific Biosciences of California, Inc.(b)	39,374	51,580
Pacira BioSciences, Inc.(b)	1,453	38,751
Personalis, Inc.(b)(c)	8,208	40,137
Phibro Animal Health Corp., Class A	1,537	56,977
Pro-Dex, Inc.(b)(c)	945	44,302
Prothena Corp. PLC (Ireland)(b)	8,272	67,830
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
August 31, 2025
	Shares	Value
Health Care-(continued)
PTC Therapeutics, Inc.(b)	774	$38,181
Quanterix Corp.(b)	7,281	33,129
Sangamo Therapeutics, Inc.(b)(c)	81,742	42,506
Scilex Holding Co., Class C (Singapore)(b)(c)	72	1,279
scPharmaceuticals, Inc.(b)(c)	10,435	57,392
SI-BONE, Inc.(b)	1,979	32,990
SIGA Technologies, Inc.	6,257	52,496
Spero Therapeutics, Inc.(b)	14,968	30,984
Standard BioTools, Inc.(b)	37,565	47,332
Supernus Pharmaceuticals, Inc.(b)	1,194	53,873
Tactile Systems Technology, Inc.(b)	3,787	50,405
Tandem Diabetes Care, Inc.(b)	1,888	23,619
Theravance Biopharma, Inc.(b)	4,149	57,588
uniQure N.V. (Netherlands)(b)	2,587	42,246
Vanda Pharmaceuticals, Inc.(b)	8,622	40,782
Varex Imaging Corp.(b)	4,879	56,352
Ventyx Biosciences, Inc.(b)	22,326	53,582
Vir Biotechnology, Inc.(b)	7,575	37,420
Voyager Therapeutics, Inc.(b)	13,864	46,583
Xencor, Inc.(b)	4,677	38,024
		4,349,731
Industrials-7.37%
AeroVironment, Inc.(b)	211	50,925
Allient, Inc.	1,248	56,634
American Superconductor Corp.(b)	1,343	67,016
Ballard Power Systems, Inc. (Canada)(b)(c)	29,397	59,382
Columbus McKinnon Corp.	2,570	38,499
Conduent, Inc.(b)	16,964	47,160
Energy Recovery, Inc.(b)	2,967	42,161
FreightCar America, Inc.(b)	4,800	40,992
Innovative Solutions and Support, Inc.(b)	3,391	43,913
LSI Industries, Inc.	2,300	52,739
Lyft, Inc., Class A(b)	2,455	39,820
Matthews International Corp., Class A	1,745	42,875
MillerKnoll, Inc.	2,254	47,582
Stratasys Ltd.(b)	3,622	38,574
TTEC Holdings, Inc.(b)	7,621	28,883
		697,155
Information Technology-32.68%
8x8, Inc.(b)	23,176	45,888
Advanced Energy Industries, Inc.	327	48,945
Aehr Test Systems(b)(c)	3,968	99,002
Agora, Inc., ADR (China)(b)	10,522	36,301
Allegro MicroSystems, Inc. (Japan)(b)	1,497	46,182
Allot Ltd. (Israel)(b)	4,341	34,120
Alpha & Omega Semiconductor Ltd.(b)	1,790	51,498
Amkor Technology, Inc.	2,107	50,968
Applied Optoelectronics, Inc.(b)(c)	2,461	59,556
Arbe Robotics Ltd. (Israel)(b)(c)	22,760	29,588
Atomera, Inc.(b)(c)	6,107	20,031
AudioEye, Inc.(b)	3,062	39,347
Aviat Networks, Inc.(b)	1,745	40,065
Axcelis Technologies, Inc.(b)	665	53,227
Bel Fuse, Inc., Class B	513	69,029
Canadian Solar, Inc. (Canada)(b)(c)	3,597	35,179
Cirrus Logic, Inc.(b)	382	43,621
Cognex Corp.	1,258	55,277
Cohu, Inc.(b)	2,218	44,138
CommScope Holding Co., Inc.(b)	6,280	100,731
	Shares	Value
Information Technology-(continued)
Commvault Systems, Inc.(b)	205	$38,262
Digimarc Corp.(b)(c)	2,861	24,776
Diodes, Inc.(b)	843	45,889
Dropbox, Inc., Class A(b)	1,296	37,662
Extreme Networks, Inc.(b)	2,416	51,654
Gilat Satellite Networks Ltd. (Israel)(b)	6,812	64,101
Himax Technologies, Inc., ADR (Taiwan)	4,591	37,371
Immersion Corp.	4,976	35,131
Innoviz Technologies Ltd. (Israel)(b)(c)	41,612	69,492
InterDigital, Inc.	173	47,006
IPG Photonics Corp.(b)	566	46,310
Itron, Inc.(b)	326	40,078
Kopin Corp.(b)(c)	29,630	62,223
Kulicke & Soffa Industries, Inc. (Singapore)	1,163	43,612
Lattice Semiconductor Corp.(b)	833	55,295
Littelfuse, Inc.	183	47,549
Lumentum Holdings, Inc.(b)	525	69,725
MaxLinear, Inc.(b)	3,334	52,410
MicroVision, Inc.(b)(c)	34,015	39,117
Mitek Systems, Inc.(b)	3,984	40,517
MKS, Inc.	456	47,123
Navitas Semiconductor Corp.(b)	7,448	43,645
NETGEAR, Inc.(b)	1,280	34,778
nLight, Inc.(b)	2,506	72,173
Open Text Corp. (Canada)	1,338	44,248
Power Integrations, Inc.	756	34,096
Qorvo, Inc.(b)	493	44,715
Rambus, Inc.(b)	702	51,787
Rapid7, Inc.(b)	1,630	33,757
Ribbon Communications, Inc.(b)	11,071	45,170
Semtech Corp.(b)	1,016	59,019
Silicon Laboratories, Inc.(b)	312	41,917
Silicon Motion Technology Corp., ADR (Taiwan)	613	48,844
SolarEdge Technologies, Inc.(b)(c)	2,124	71,834
Synaptics, Inc.(b)	637	44,501
Turtle Beach Corp.(b)	3,310	52,364
Universal Display Corp.	263	36,449
Veeco Instruments, Inc.(b)	1,938	47,520
Verint Systems, Inc.(b)	2,140	43,635
Viasat, Inc.(b)	4,340	140,312
Viavi Solutions, Inc.(b)	4,108	46,338
Vuzix Corp.(b)(c)	12,815	27,168
Xerox Holdings Corp.	7,652	30,455
		3,092,721
Materials-1.03%
Arq, Inc.(b)	7,575	58,479
Innospec, Inc.	441	38,627
		97,106
Total Common Stocks & Other Equity Interests (Cost $8,562,599)		9,458,457
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
August 31, 2025
	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(e)(f) (Cost $3,217)	3,217	$3,217
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $8,565,816)		9,461,674
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.02%
Invesco Private Government Fund, 4.28%(e)(f)(g)	368,246	368,246
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(e)(f)(g)	957,950	$958,237
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,326,423)		1,326,483
TOTAL INVESTMENTS IN SECURITIES-113.99% (Cost $9,892,239)		10,788,157
OTHER ASSETS LESS LIABILITIES-(13.99)%		(1,323,960)
NET ASSETS-100.00%		$9,464,197

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$235,462	$(232,245)	$-	$-	$3,217	$127
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	342,395	3,961,972	(3,936,121)	-	-	368,246	13,339 *
Invesco Private Prime Fund	863,306	7,184,157	(7,089,164)	14	(76)	958,237	35,511 *
Total	$1,205,701	$11,381,591	$(11,257,530)	$14	$(76)	$1,329,700	$48,977

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco NASDAQ Next Gen 100 ETF (QQQJ)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%(a)
Communication Services-6.31%
Baidu, Inc., ADR (China)(b)(c)	51,743	$4,931,108
Fox Corp., Class A	78,243	4,671,107
Fox Corp., Class B	86,121	4,697,900
GCI Liberty, Inc., Class A(b)	1,514	56,518
GCI Liberty, Inc., Class C(b)	9,232	338,260
Liberty Broadband Corp., Class A(b)	6,629	402,181
Liberty Broadband Corp., Class C(b)	45,006	2,739,065
Liberty Media Corp.-Liberty Formula One(b)	81,524	8,144,248
Liberty Media Corp.-Liberty Formula One(b)(c)	8,866	799,004
Liberty Media Corp.-Liberty Live(b)	9,323	882,142
Liberty Media Corp.-Liberty Live, Series C(b)(c)	23,312	2,270,123
NetEase, Inc., ADR (China)(c)	36,424	4,960,585
News Corp., Class A	137,878	4,054,992
News Corp., Class B	69,076	2,339,604
		41,286,837
Consumer Discretionary-13.24%
DraftKings, Inc., Class A(b)	181,407	8,703,908
Duolingo, Inc.(b)	14,347	4,273,397
eBay, Inc.	168,638	15,280,289
Expedia Group, Inc.	44,456	9,549,149
JD.com, Inc., ADR (China)	174,902	5,434,205
Pool Corp.(c)	13,746	4,271,020
Rivian Automotive, Inc., Class A(b)(c)	416,195	5,647,766
Texas Roadhouse, Inc.	24,247	4,183,820
Tractor Supply Co.	194,019	11,982,613
Trip.com Group Ltd., ADR (China)(c)	125,429	9,250,389
Ulta Beauty, Inc.(b)	16,448	8,104,423
		86,680,979
Consumer Staples-4.83%
Campbell’s Co. (The)(c)	108,989	3,480,019
Casey’s General Stores, Inc.	13,571	6,711,131
Dollar Tree, Inc.(b)	76,920	8,397,356
Maplebear, Inc.(b)	95,313	4,133,725
Pilgrim’s Pride Corp.	86,673	3,852,615
Sprouts Farmers Market, Inc.(b)	35,769	5,026,975
		31,601,821
Energy-1.29%
Expand Energy Corp.	86,989	8,418,796
Financials-2.05%
Affirm Holdings, Inc.(b)	103,024	9,113,503
Jack Henry & Associates, Inc.	26,618	4,345,655
		13,459,158
Health Care-21.59%
Align Technology, Inc.(b)(c)	26,496	3,761,372
Alnylam Pharmaceuticals, Inc.(b)	47,697	21,297,188
argenx SE, ADR (Netherlands)(b)	11,531	8,212,378
BioMarin Pharmaceutical, Inc.(b)	70,101	4,084,785
BioNTech SE, ADR (Germany)(b)(c)	36,523	3,652,300
Bio-Techne Corp.	57,308	3,130,736
Cooper Cos., Inc. (The)(b)	72,921	4,914,511
Hologic, Inc.(b)	81,458	5,467,461
ICON PLC(b)	29,052	5,169,513
Illumina, Inc.(b)	57,857	5,783,386
	Shares	Value
Health Care-(continued)
Incyte Corp.(b)	70,763	$5,987,257
Insmed, Inc.(b)	77,309	10,521,755
Insulet Corp.(b)	25,756	8,753,949
Medpace Holdings, Inc.(b)	10,523	5,003,792
Moderna, Inc.(b)(c)	141,362	3,405,411
Natera, Inc.(b)	49,918	8,398,704
Neurocrine Biosciences, Inc.(b)(c)	36,177	5,050,309
Royalty Pharma PLC, Class A	154,031	5,542,035
Sanofi S.A., ADR(c)	102,855	5,089,265
Sarepta Therapeutics, Inc.(b)(c)	35,826	652,033
Summit Therapeutics, Inc.(b)(c)	271,476	6,433,981
United Therapeutics Corp.(b)	16,483	5,023,359
Vaxcyte, Inc.(b)(c)	47,150	1,451,749
Viatris, Inc.	429,015	4,526,108
		141,313,337
Industrials-12.99%
AAON, Inc.(c)	29,738	2,466,767
C.H. Robinson Worldwide, Inc.	43,399	5,585,451
Elbit Systems Ltd. (Israel)	16,832	8,082,895
FTAI Aviation Ltd.	37,485	5,767,067
Grab Holdings Ltd., Class A (Singapore)(b)	1,445,551	7,213,300
J.B. Hunt Transport Services, Inc.	36,262	5,257,627
Lincoln Electric Holdings, Inc.	20,403	4,950,380
Nordson Corp.	20,655	4,649,234
Paylocity Holding Corp.(b)	20,191	3,618,833
Ryanair Holdings PLC, ADR (Italy)(c)	81,173	5,152,050
Saia, Inc.(b)(c)	9,738	2,886,928
SS&C Technologies Holdings, Inc.	90,158	7,993,408
Tetra Tech, Inc.	96,317	3,507,865
United Airlines Holdings, Inc.(b)	119,507	12,548,235
Woodward, Inc.	21,763	5,371,544
		85,051,584
Information Technology-32.60%
Akamai Technologies, Inc.(b)	53,447	4,229,261
Astera Labs, Inc.(b)	60,350	10,995,770
Bentley Systems, Inc., Class B(c)	106,685	5,937,020
Check Point Software Technologies Ltd. (Israel)(b)	39,611	7,650,469
CyberArk Software Ltd.(b)	18,101	8,204,459
DocuSign, Inc.(b)	74,521	5,712,780
Entegris, Inc.(c)	55,346	4,634,674
F5, Inc.(b)	20,995	6,574,374
First Solar, Inc.(b)(c)	39,247	7,660,622
Flex Ltd.(b)	136,461	7,317,039
Gen Digital, Inc.	226,712	6,846,702
Logitech International S.A., Class R (Switzerland)(c)	54,063	5,597,683
Manhattan Associates, Inc.(b)	22,189	4,780,398
Monday.com Ltd.(b)(c)	18,561	3,582,273
Monolithic Power Systems, Inc.	17,506	14,630,815
NetApp, Inc.	74,358	8,386,839
Nutanix, Inc., Class A(b)	97,482	6,551,765
Okta, Inc.(b)(c)	61,108	5,668,989
PTC, Inc.(b)	43,848	9,361,548
Sandisk Corp.(b)(c)	53,253	2,794,185
Seagate Technology Holdings PLC	77,649	12,998,443
Skyworks Solutions, Inc.	54,877	4,112,482
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
August 31, 2025
	Shares	Value
Information Technology-(continued)
Super Micro Computer, Inc.(b)(c)	218,410	$9,072,751
Teradyne, Inc.	58,639	6,933,475
Trimble, Inc.(b)	87,213	7,048,555
VeriSign, Inc.	34,326	9,383,699
Western Digital Corp.	127,533	10,246,001
Wix.com Ltd. (Israel)(b)	20,437	2,883,252
Zebra Technologies Corp., Class A(b)	18,586	5,893,435
Zoom Communications, Inc., Class A(b)	95,145	7,746,706
		213,436,464
Materials-1.08%
Steel Dynamics, Inc.	54,260	7,103,719
Real Estate-1.10%
Zillow Group, Inc., Class A(b)(c)	18,963	1,545,105
Zillow Group, Inc., Class C(b)(c)	67,030	5,651,300
		7,196,405
Utilities-2.81%
Alliant Energy Corp.	93,891	6,109,487
Evergy, Inc.	84,113	5,993,892
Talen Energy Corp.(b)(c)	16,632	6,302,198
		18,405,577
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $543,829,535)		653,954,677
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.60%
Invesco Private Government Fund, 4.28%(d)(e)(f)	24,344,293	$24,344,293
Invesco Private Prime Fund, 4.46%(d)(e)(f)	64,647,576	64,666,970
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $89,007,098)		89,011,263
TOTAL INVESTMENTS IN SECURITIES-113.49% (Cost $632,836,633)		742,965,940
OTHER ASSETS LESS LIABILITIES-(13.49)%		(88,333,512)
NET ASSETS-100.00%		$654,632,428

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$122,819	$8,564,703	$(8,687,522)	$-	$-	$-	$8,708
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
August 31, 2025
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$29,413,897	$362,591,113	$(367,660,717)	$-	$-	$24,344,293	$1,308,661 *
Invesco Private Prime Fund	68,121,348	736,350,438	(739,799,013)	(115)	(5,688)	64,666,970	3,466,639 *
Total	$97,658,064	$1,107,506,254	$(1,116,147,252)	$(115)	$(5,688)	$89,011,263	$4,784,008

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco QQQ Low Volatility ETF (QQLV)
August 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Consumer Discretionary-8.49%
O’Reilly Automotive, Inc.(b)	1,771	$183,617
Ross Stores, Inc.	920	135,387
		319,004
Consumer Staples-28.41%
Coca-Cola Europacific Partners PLC (United Kingdom)	1,863	165,546
Costco Wholesale Corp.	145	136,781
Keurig Dr Pepper, Inc.	5,121	148,970
Kraft Heinz Co. (The)	5,470	152,996
Mondelez International, Inc., Class A	2,350	144,384
Monster Beverage Corp.(b)	2,053	128,128
PepsiCo, Inc.	1,286	191,164
		1,067,969
Health Care-7.62%
Amgen, Inc.	449	129,182
AstraZeneca PLC, ADR (United Kingdom)	1,970	157,403
		286,585
Industrials-21.74%
Automatic Data Processing, Inc.	542	164,795
Cintas Corp.	587	123,288
CSX Corp.	4,098	133,226
Honeywell International, Inc.	599	131,480
Paychex, Inc.	932	129,972
Verisk Analytics, Inc.	502	134,596
		817,357
Information Technology-14.94%
Cisco Systems, Inc.	2,267	156,627
Cognizant Technology Solutions Corp., Class A	1,641	118,562
	Shares	Value
Information Technology-(continued)
Microsoft Corp.	283	$143,393
Roper Technologies, Inc.	272	143,157
		561,739
Materials-4.90%
Linde PLC	385	184,142
Utilities-13.75%
American Electric Power Co., Inc.	1,644	182,517
Exelon Corp.(c)	3,827	167,163
Xcel Energy, Inc.(c)	2,309	167,149
		516,829
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $3,709,246)		3,753,625
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.01%
Invesco Private Government Fund, 4.28%(d)(e)(f)	94,026	94,026
Invesco Private Prime Fund, 4.46%(d)(e)(f)	244,524	244,597
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $338,613)		338,623
TOTAL INVESTMENTS IN SECURITIES-108.86% (Cost $4,047,859)		4,092,248
OTHER ASSETS LESS LIABILITIES-(8.86)%		(333,003)
NET ASSETS-100.00%		$3,759,245

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$38,123	$(38,123)	$-	$-	$-	$46
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco QQQ Low Volatility ETF (QQLV)—(continued)
August 31, 2025
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$927,958	$(833,932)	$-	$-	$94,026	$574 *
Invesco Private Prime Fund	-	1,639,725	(1,395,135)	10	(3)	244,597	1,450 *
Total	$-	$2,605,806	$(2,267,190)	$10	$(3)	$338,623	$2,070

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Statements of Assets and Liabilities
August 31, 2025

	Invesco ESG NASDAQ 100 ETF (QQMG)	Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)	Invesco NASDAQ 100 ETF (QQQM)	Invesco NASDAQ Future Gen 200 ETF (QQQS)	Invesco NASDAQ Next Gen 100 ETF (QQQJ)
Assets:
Unaffiliated investments in securities, at value(a)	$99,546,912	$5,920,943	$58,703,177,241	$9,458,457	$653,954,677
Affiliated investments in securities, at value	142,050	785,732	992,500,131	1,329,700	89,011,263
Cash	244	-	10,049	-	-
Deposits with brokers:
Cash collateral-futures contracts	-	-	23,176,322	-	-
Receivable for:
Dividends	42,905	2,903	30,986,073	1,924	661,051
Securities lending	138	266	64,907	2,065	32,479
Investments sold	-	-	16,392,225	-	-
Fund shares sold	-	-	96,220,438	-	-
Foreign tax reclaims	-	-	-	-	67,409
Total assets	99,732,249	6,709,844	59,862,527,386	10,792,146	743,726,879
Liabilities:
Due to custodian	-	-	-	-	4,959
Payable for:
Investments purchased	-	-	96,011,605	-	-
Collateral upon return of securities loaned	123,283	785,414	945,447,837	1,326,423	89,007,098
Fund shares repurchased	-	-	16,427,880	-	-
Accrued unitary management fees	16,815	989	7,336,886	1,526	82,394
Total liabilities	140,098	786,403	1,065,224,208	1,327,949	89,094,451
Net Assets	$99,592,151	$5,923,441	$58,797,303,178	$9,464,197	$654,632,428
Net assets consist of:
Shares of beneficial interest	$80,687,493	$5,498,372	$49,084,565,193	$10,469,035	$878,911,467
Distributable earnings (loss)	18,904,658	425,069	9,712,737,985	(1,004,838)	(224,279,039)
Net Assets	$99,592,151	$5,923,441	$58,797,303,178	$9,464,197	$654,632,428
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,550,001	225,001	250,540,001	310,001	18,930,001
Net asset value	$39.06	$26.33	$234.68	$30.53	$34.58
Market price	$39.04	$26.32	$234.67	$30.51	$34.59
Unaffiliated investments in securities, at cost	$78,245,826	$4,777,269	$48,004,617,010	$8,562,599	$543,829,535
Affiliated investments in securities, at cost	$142,047	$785,691	$992,457,011	$1,329,640	$89,007,098
(a)Includes securities on loan with an aggregate value of:	$119,213	$773,169	$918,925,813	$1,214,913	$86,546,382
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco QQQ Low Volatility ETF (QQLV)

$3,753,625
338,623
-

-

9,030
21
-
-
-
4,101,299

2,633

-
338,613
-
808
342,054
$3,759,245

$3,787,247
(28,002)
$3,759,245
150,001
$25.06
$25.06
$3,709,246
$338,613
$330,871

19

Statements of Operations
For the year ended August 31, 2025

	Invesco ESG NASDAQ 100 ETF (QQMG)	Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)	Invesco NASDAQ 100 ETF (QQQM)	Invesco NASDAQ Future Gen 200 ETF (QQQS)	Invesco NASDAQ Next Gen 100 ETF (QQQJ)	Invesco QQQ Low Volatility ETF (QQLV)(a)
Investment income:
Unaffiliated interest income	$-	$-	$233,438	$-	$-	$-
Unaffiliated dividend income	518,107	39,175	323,935,441	34,431	5,355,306	40,974
Affiliated dividend income	1,593	85	1,416,014	127	8,708	46
Non-cash dividend income	-	3,606	-	-	333,561	-
Securities lending income, net	2,016	2,279	564,002	55,782	230,575	51
Foreign withholding tax	(1,463)	(531)	(793,786)	(206)	(68,927)	-
Total investment income	520,253	44,614	325,355,109	90,134	5,859,223	41,071
Expenses:
Unitary management fees	147,250	11,595	64,214,457	16,859	958,501	5,164
Tax expenses	-	-	-	-	-	98
Total expenses	147,250	11,595	64,214,457	16,859	958,501	5,262
Less: Waivers	(34)	(2)	(32,502)	(2)	(187)	(1)
Net expenses	147,216	11,593	64,181,955	16,857	958,314	5,261
Net investment income	373,037	33,021	261,173,154	73,277	4,900,909	35,810
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,353,156)	(245,673)	(541,888,432)	(521,684)	(26,435,840)	(75,695)
Affiliated investment securities	(243)	(102)	(40,439)	(76)	(5,688)	(3)
In-kind redemptions	2,856,406	461,635	3,518,985,681	888,782	49,981,750	11,916
Foreign currencies	-	-	(465)	2	(2,362)	-
Futures contracts	-	-	9,755,727	-	-	-
Net realized gain (loss)	1,503,007	215,860	2,986,812,072	367,024	23,537,860	(63,782)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	12,322,731	596,886	5,256,247,140	807,176	83,819,068	44,379
Affiliated investment securities	(14)	(1)	29,763	14	(115)	10
Futures contracts	-	-	4,187,157	-	-	-
Change in net unrealized appreciation	12,322,717	596,885	5,260,464,060	807,190	83,818,953	44,389
Net realized and unrealized gain (loss)	13,825,724	812,745	8,247,276,132	1,174,214	107,356,813	(19,393)
Net increase in net assets resulting from operations	$14,198,761	$845,766	$8,508,449,286	$1,247,491	$112,257,722	$16,417

(a)	For the period December 2, 2024 (commencement of investment operations) through August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

21

Statements of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco ESG NASDAQ 100 ETF (QQMG)		Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
	2025	2024	2025	2024
Operations:
Net investment income	$373,037	$209,173	$33,021	$28,797
Net realized gain (loss)	1,503,007	(256,374)	215,860	(32,721)
Change in net unrealized appreciation	12,322,717	8,149,000	596,885	744,932
Net increase in net assets resulting from operations	14,198,761	8,101,799	845,766	741,008
Distributions to Shareholders from:
Distributable earnings	(349,703)	(192,439)	(29,422)	(31,705)
Shareholder Transactions:
Proceeds from shares sold	41,526,476	26,324,645	600,006	2,534,576
Value of shares repurchased	(6,785,520)	(1,330,798)	(1,184,526)	(550,312)
Net increase (decrease) in net assets resulting from share transactions	34,740,956	24,993,847	(584,520)	1,984,264
Net increase (decrease) in net assets	48,590,014	32,903,207	231,824	2,693,567
Net assets:
Beginning of year	51,002,137	18,098,930	5,691,617	2,998,050
End of year	$99,592,151	$51,002,137	$5,923,441	$5,691,617
Changes in Shares Outstanding:
Shares sold	1,200,000	900,000	25,000	125,000
Shares repurchased	(200,000)	(50,000)	(50,000)	(25,000)
Shares outstanding, beginning of year	1,550,001	700,001	250,001	150,001
Shares outstanding, end of year	2,550,001	1,550,001	225,001	250,001

(a)	For the period December 2, 2024 (commencement of investment operations) through August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco NASDAQ 100 ETF (QQQM)		Invesco NASDAQ Future Gen 200 ETF (QQQS)		Invesco NASDAQ Next Gen 100 ETF (QQQJ)		Invesco QQQ Low Volatility ETF (QQLV)
2025	2024	2025	2024	2025	2024	2025(a)

$261,173,154	$163,454,095	$73,277	$39,883	$4,900,909	$4,758,050	$35,810
2,986,812,072	963,336,512	367,024	(478,066)	23,537,860	893,334	(63,782)
5,260,464,060	3,998,787,767	807,190	757,433	83,818,953	68,060,472	44,389
8,508,449,286	5,125,578,374	1,247,491	319,250	112,257,722	73,711,856	16,417

(243,720,640)	(153,650,135)	(99,691)	(36,511)	(4,402,283)	(5,882,121)	(32,601)

26,955,835,482	16,335,517,593	2,467,741	2,652,413	55,131,485	54,074,221	5,235,483
(8,318,652,626)	(3,894,962,454)	(2,862,637)	(787,905)	(165,977,202)	(168,453,882)	(1,460,054)
18,637,182,856	12,440,555,139	(394,896)	1,864,508	(110,845,717)	(114,379,661)	3,775,429
26,901,911,502	17,412,483,378	752,904	2,147,247	(2,990,278)	(46,549,926)	3,759,245

31,895,391,676	14,482,908,298	8,711,293	6,564,046	657,622,706	704,172,632	-
$58,797,303,178	$31,895,391,676	$9,464,197	$8,711,293	$654,632,428	$657,622,706	$3,759,245

127,640,000	92,490,000	90,000	100,000	1,770,000	1,940,000	210,001
(39,690,000)	(23,060,000)	(100,000)	(30,000)	(5,440,000)	(6,220,000)	(60,000)
162,590,001	93,160,001	320,001	250,001	22,600,001	26,880,001	-
250,540,001	162,590,001	310,001	320,001	18,930,001	22,600,001	150,001

23

Financial Highlights
Invesco ESG NASDAQ 100 ETF (QQMG)
	Years Ended August 31,			For the Period October 25, 2021(a) Through August 31, 2022
	2025	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$32.90	$25.86	$19.91	$25.00
Net investment income(b)	0.18	0.18	0.16	0.13
Net realized and unrealized gain (loss) on investments	6.15	7.03	5.95	(5.13)
Total from investment operations	6.33	7.21	6.11	(5.00)
Distributions to shareholders from:
Net investment income	(0.17)	(0.17)	(0.16)	(0.09)
Net asset value at end of period	$39.06	$32.90	$25.86	$19.91
Market price at end of period(c)	$39.04	$32.88	$25.88	$19.94
Net Asset Value Total Return(d)	19.32%	28.00%	30.88%	(20.03)%(e)
Market Price Total Return(d)	19.34%	27.82%	30.78%	(19.91)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$99,592	$51,002	$18,099	$9,956
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%(f)
Net investment income	0.51%	0.62%	0.76%	0.69%(f)
Portfolio turnover rate(g)	9%	17%	14%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 27, 2021, the first day of trading on the exchange) to August 31, 2022 was (20.63)%. The market price total return from Fund Inception to August 31, 2022 was (20.54)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Financial Highlights—(continued)
Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
	Years Ended August 31,			For the Period October 25, 2021(a) Through August 31, 2022
	2025	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$22.77	$19.99	$18.79	$25.00
Net investment income(b)	0.14	0.13	0.13	0.09
Net realized and unrealized gain (loss) on investments	3.54	2.79	1.20	(6.23)
Total from investment operations	3.68	2.92	1.33	(6.14)
Distributions to shareholders from:
Net investment income	(0.12)	(0.14)	(0.13)	(0.07)
Net asset value at end of period	$26.33	$22.77	$19.99	$18.79
Market price at end of period(c)	$26.32	$22.76	$20.00	$18.81
Net Asset Value Total Return(d)	16.23%	14.67%	7.16%	(24.57)%(e)
Market Price Total Return(d)	16.23%	14.56%	7.10%	(24.49)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,923	$5,692	$2,998	$2,819
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%(f)
Net investment income	0.57%	0.62%	0.67%	0.52%(f)
Portfolio turnover rate(g)	25%	30%	28%	46%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 27, 2021, the first day of trading on the exchange) to August 31, 2022 was (23.10)%. The market price total return from Fund Inception to August 31, 2022 was (23.05)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Financial Highlights—(continued)
Invesco NASDAQ 100 ETF (QQQM)
	Years Ended August 31,				For the Period October 12, 2020(a) Through August 31, 2021
	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$196.17	$155.46	$123.13	$156.10	$120.98
Net investment income(b)	1.29	1.32	1.03	0.98	0.74
Net realized and unrealized gain (loss) on investments	38.46	40.68	32.29	(33.24)	34.93
Total from investment operations	39.75	42.00	33.32	(32.26)	35.67
Distributions to shareholders from:
Net investment income	(1.24)	(1.29)	(0.99)	(0.71)	(0.55)
Net asset value at end of period	$234.68	$196.17	$155.46	$123.13	$156.10
Market price at end of period(c)	$234.67	$196.10	$155.47	$123.29	$156.11
Net Asset Value Total Return(d)	20.34%	27.14%	27.26%	(20.72)%	29.56%(e)
Market Price Total Return(d)	20.36%	27.07%	27.11%	(20.61)%	29.57%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$58,797,303	$31,895,392	$14,482,908	$4,914,013	$1,809,161
Ratio to average net assets of:
Expenses	0.15%	0.15%	0.15%	0.15%	0.15%(f)
Net investment income	0.61%	0.75%	0.78%	0.71%	0.61%(f)
Portfolio turnover rate(g)	6%	8%	27%	6%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 13, 2020, the first day of trading on the exchange) to August 31, 2021 was 29.61%. The market price total return from Fund Inception to August 31, 2021 was 29.48%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Financial Highlights—(continued)
Invesco NASDAQ Future Gen 200 ETF (QQQS)
	Years Ended August 31, 2025	Year Ended August 31, 2024	For the Period October 11, 2022(a) Through August 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$27.22	$26.26	$25.00
Net investment income(b)	0.23	0.14	0.14
Net realized and unrealized gain on investments	3.39	0.95	1.24
Total from investment operations	3.62	1.09	1.38
Distributions to shareholders from:
Net investment income	(0.31)	(0.13)	(0.12)
Net asset value at end of period	$30.53	$27.22	$26.26
Market price at end of period(c)	$30.51	$27.21	$26.26
Net Asset Value Total Return(d)	13.50%	4.20%	5.51%(e)
Market Price Total Return(d)	13.47%	4.16%	5.51%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$9,464	$8,711	$6,564
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%(f)
Net investment income	0.87%	0.55%	0.56%(f)
Portfolio turnover rate(g)	73%	72%	61%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 13, 2022, the first day of trading on the exchange) to August 31, 2023 was 4.09%. The market price total return from Fund Inception to August 31, 2023 was 4.01%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Financial Highlights—(continued)
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
	Years Ended August 31,				For the Period October 12, 2020(a) Through August 31, 2021
	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$29.10	$26.20	$24.77	$34.79	$26.71
Net investment income(b)	0.24	0.19	0.18	0.15	0.10
Net realized and unrealized gain (loss) on investments	5.45	2.95	1.46	(9.85)	8.06
Total from investment operations	5.69	3.14	1.64	(9.70)	8.16
Distributions to shareholders from:
Net investment income	(0.21)	(0.24)	(0.21)	(0.11)	(0.08)
Net realized gains	-	-	-	(0.21)	-
Total distributions	(0.21)	(0.24)	(0.21)	(0.32)	(0.08)
Net asset value at end of period	$34.58	$29.10	$26.20	$24.77	$34.79
Market price at end of period(c)	$34.59	$29.10	$26.20	$24.80	$34.77
Net Asset Value Total Return(d)	19.66%	12.04%	6.70%	(28.06)%	30.58%(e)
Market Price Total Return(d)	19.70%	12.04%	6.57%	(27.93)%	30.51%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$654,632	$657,623	$704,173	$803,170	$1,209,202
Ratio to average net assets of:
Expenses	0.15%	0.15%	0.15%	0.15%	0.15%(f)
Net investment income	0.77%	0.71%	0.74%	0.50%	0.35%(f)
Portfolio turnover rate(g)	27%	30%	31%	45%	29%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 13, 2020, the first day of trading on the exchange) to August 31, 2021 was 30.39%. The market price total return from Fund Inception to August 31, 2021 was 29.93%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights—(continued)
Invesco QQQ Low Volatility ETF (QQLV)
For the Period December 2, 2024(a) Through August 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.32
Net realized and unrealized gain (loss) on investments	(0.00)(c)
Total from investment operations	0.32
Distributions to shareholders from:
Net investment income	(0.26)
Net asset value at end of period	$25.06
Market price at end of period(d)	$25.06
Net Asset Value Total Return(e)	1.31%(f)
Market Price Total Return(e)	1.31%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,759
Ratio to average net assets of:
Expenses	0.25%(g)
Net investment income	1.72%(g)
Portfolio turnover rate(h)	32%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
The net asset value total return from Fund Inception (December 4, 2024, the first day of trading on the exchange) to August 31, 2025 was 1.64%. The market price total return from Fund Inception to August 31, 2025 was 1.59%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2025
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco ESG NASDAQ 100 ETF (QQMG)	"ESG NASDAQ 100 ETF"
Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)	"ESG NASDAQ Next Gen 100 ETF"
Invesco NASDAQ 100 ETF (QQQM)	"NASDAQ 100 ETF"
Invesco NASDAQ Future Gen 200 ETF (QQQS)	"NASDAQ Future Gen 200 ETF"
Invesco NASDAQ Next Gen 100 ETF (QQQJ)	"NASDAQ Next Gen 100 ETF"
Invesco QQQ Low Volatility ETF (QQLV)	"QQQ Low Volatility ETF"
Each portfolio (each, a “Fund”, and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).
Fund	Underlying Index
ESG NASDAQ 100 ETF	Nasdaq-100® ESG Index
ESG NASDAQ Next Gen 100 ETF	Nasdaq Next Generation 100 ESG Index®
NASDAQ 100 ETF	NASDAQ-100 Index®
NASDAQ Future Gen 200 ETF	Nasdaq Innovators Completion Cap IndexTM
NASDAQ Next Gen 100 ETF	NASDAQ Next Generation 100 Index®
QQQ Low Volatility ETF	Nasdaq-100 Low VolatilityTM Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

30

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair

31

valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except for QQQ Low Volatility ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. QQQ Low Volatility ETF declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses

32

(except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends

33

received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
ESG NASDAQ 100 ETF	$209
ESG NASDAQ Next Gen 100 ETF	197
NASDAQ 100 ETF	21,720
NASDAQ Future Gen 200 ETF	4,749
NASDAQ Next Gen 100 ETF	17,912
QQQ Low Volatility ETF(a)	6

(a)	For the period December 2, 2024 (commencement of investment operations) through August 31, 2025.

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Futures Contracts - The Funds may enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.
A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. The Fund may utilize excess cash or otherwise transfer

34

cash to the broker to satisfy variation margin requirements. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.
M.
Other Risks
ADR Risk. The Funds may invest in American depositary receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Environmental, Social and Governance ("ESG") Investing Strategy Risk. The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, a Fund may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in such Funds investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.

35

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because each Fund (except ESG NASDAQ Next Gen 100 ETF and NASDAQ Next Gen 100 ETF) is non-diversified, and to the extent NASDAQ Next Gen 100 ETF becomes non-diversified, and can invest a greater portion of its respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single

36

investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
ESG NASDAQ 100 ETF	0.20%
ESG NASDAQ Next Gen 100 ETF	0.20%
NASDAQ 100 ETF	0.15%
NASDAQ Future Gen 200 ETF	0.20%
NASDAQ Next Gen 100 ETF	0.15%
QQQ Low Volatility ETF	0.25%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2025, the Adviser waived fees for each Fund in the following amounts:
ESG NASDAQ 100 ETF	$34
ESG NASDAQ Next Gen 100 ETF	2
NASDAQ 100 ETF	32,502
NASDAQ Future Gen 200 ETF	2
NASDAQ Next Gen 100 ETF	187
QQQ Low Volatility ETF(a)	1

(a)	For the period December 2, 2024 (commencement of investment operations) through August 31, 2025.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into licensing agreements on behalf of each Fund with Nasdaq, Inc. (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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For the fiscal year ended August 31, 2025, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
ESG NASDAQ 100 ETF	$66
ESG NASDAQ Next Gen 100 ETF	253
NASDAQ 100 ETF	14,593
NASDAQ Future Gen 200 ETF	23,196
NASDAQ Next Gen 100 ETF	36,145
QQQ Low Volatility ETF(a)	-

(a)	For the period December 2, 2024 (commencement of investment operations) through August 31, 2025.
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
ESG NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$99,546,912	$-	$-	$99,546,912
Money Market Funds	18,764	123,286	-	142,050
Total Investments	$99,565,676	$123,286	$-	$99,688,962
ESG NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,920,943	$-	$-	$5,920,943
Money Market Funds	277	785,455	-	785,732
Total Investments	$5,921,220	$785,455	$-	$6,706,675
NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$58,703,177,241	$-	$-	$58,703,177,241
Money Market Funds	47,009,174	945,490,957	-	992,500,131
Total Investments in Securities	58,750,186,415	945,490,957	-	59,695,677,372
Other Investments - Assets*
Futures Contracts	4,187,157	-	-	4,187,157
Total Investments	$58,754,373,572	$945,490,957	$-	$59,699,864,529

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	Level 1	Level 2	Level 3	Total
NASDAQ Future Gen 200 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$9,454,729	$-	$3,728	$9,458,457
Money Market Funds	3,217	1,326,483	-	1,329,700
Total Investments	$9,457,946	$1,326,483	$3,728	$10,788,157
NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$653,954,677	$-	$-	$653,954,677
Money Market Funds	-	89,011,263	-	89,011,263
Total Investments	$653,954,677	$89,011,263	$-	$742,965,940
QQQ Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,753,625	$-	$-	$3,753,625
Money Market Funds	-	338,623	-	338,623
Total Investments	$3,753,625	$338,623	$-	$4,092,248

*	Unrealized appreciation (depreciation).
NOTE 5—Derivative Investments
The Funds may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2025:
Value
NASDAQ 100 ETF
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts—Exchange-Traded	$4,187,157
Derivatives not subject to master netting agreements	(4,187,157)
Total Derivative Assets subject to master netting agreements	$-
Effect of Derivative Investments for the Fiscal Year Ended August 31, 2025
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statements of Operations
NASDAQ 100 ETF
Equity Risk
Realized Gain:
Futures contracts	$9,755,727
Change in Net Unrealized Appreciation:
Futures contracts	4,187,157
Total	$13,942,884
The table below summarizes the average notional value of derivatives held during the period.

39

Average Notional Value
NASDAQ 100 ETF
Futures contracts	$63,994,140
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
ESG NASDAQ 100 ETF	$349,703	$192,439
ESG NASDAQ Next Gen 100 ETF	29,422	31,705
NASDAQ 100 ETF	243,720,640	153,650,135
NASDAQ Future Gen 200 ETF	99,691	36,511
NASDAQ Next Gen 100 ETF	4,402,283	5,882,121
QQQ Low Volatility ETF	32,601	-

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation- Investments	Net Unrealized Appreciation- Other Investments	Net Unrealized (Depreciation)- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
ESG NASDAQ 100 ETF	$60,239	$21,274,597	$-	$-	$(2,430,178)	$80,687,493	$99,592,151
ESG NASDAQ Next Gen 100 ETF	17,632	1,102,907	-	-	(695,470)	5,498,372	5,923,441
NASDAQ 100 ETF	44,538,261	10,663,960,218	4,187,157	(1)	(999,947,650)	49,084,565,193	58,797,303,178
NASDAQ Future Gen 200 ETF	119,326	769,400	-	-	(1,893,564)	10,469,035	9,464,197
NASDAQ Next Gen 100 ETF	1,758,800	107,891,013	-	-	(333,928,852)	878,911,467	654,632,428
QQQ Low Volatility ETF	3,307	43,688	-	-	(74,997)	3,787,247	3,759,245
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
ESG NASDAQ 100 ETF	$1,214,938	$1,215,240	$2,430,178
ESG NASDAQ Next Gen 100 ETF	229,425	466,045	695,470
NASDAQ 100 ETF	378,862,067	621,085,583	999,947,650
NASDAQ Future Gen 200 ETF	994,124	899,440	1,893,564
NASDAQ Next Gen 100 ETF	161,724,752	172,204,100	333,928,852
QQQ Low Volatility ETF	74,997	-	74,997

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the fiscal year ended August 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
ESG NASDAQ 100 ETF	$6,943,348	$7,606,517
ESG NASDAQ Next Gen 100 ETF	1,476,212	1,654,626
NASDAQ 100 ETF	2,392,673,951	2,424,379,898
NASDAQ Future Gen 200 ETF	6,234,401	6,368,227

40

	Purchases	Sales
NASDAQ Next Gen 100 ETF	$173,140,113	$170,971,959
QQQ Low Volatility ETF(a)	3,462,104	889,609

(a)	For the period December 2, 2024 (commencement of investment operations) through August 31, 2025.
For the fiscal year ended August 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
ESG NASDAQ 100 ETF	$41,521,651	$6,063,419
ESG NASDAQ Next Gen 100 ETF	598,436	997,287
NASDAQ 100 ETF	26,913,736,318	8,280,682,173
NASDAQ Future Gen 200 ETF	2,461,788	2,751,231
NASDAQ Next Gen 100 ETF	55,078,307	167,596,566
QQQ Low Volatility ETF(a)	2,729,514	1,528,995

(a)	For the period December 2, 2024 (commencement of investment operations) through August 31, 2025.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
ESG NASDAQ 100 ETF	$23,176,024	$(1,901,427)	$21,274,597	$78,414,365
ESG NASDAQ Next Gen 100 ETF	1,494,275	(391,368)	1,102,907	5,603,768
NASDAQ 100 ETF	11,928,840,045	(1,260,692,670)	10,668,147,375	49,031,717,154
NASDAQ Future Gen 200 ETF	1,913,135	(1,143,735)	769,400	10,018,757
NASDAQ Next Gen 100 ETF	168,293,253	(60,402,240)	107,891,013	635,074,927
QQQ Low Volatility ETF	149,236	(105,548)	43,688	4,048,560
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
ESG NASDAQ 100 ETF	$-	$(2,853,419)	$2,853,419
ESG NASDAQ Next Gen 100 ETF	237	(453,642)	453,405
NASDAQ 100 ETF	(465)	(3,513,101,426)	3,513,101,891
NASDAQ Future Gen 200 ETF	27,083	(901,849)	874,766
NASDAQ Next Gen 100 ETF	226,961	(49,479,822)	49,252,861
QQQ Low Volatility ETF	98	(11,916)	11,818
NOTE 9—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.

41

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.
NOTE 11—Subsequent Event
On October 14, 2025, the classification of NASDAQ Future Gen 200 ETF changed from “non-diversified” to “diversified” and therefore the Fund is now required to meet certain diversification requirements under the 1940 Act.

42

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Future Gen 200 ETF, Invesco NASDAQ Next Gen 100 ETF and Invesco QQQ Low Volatility ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Invesco ESG NASDAQ 100 ETF (1)
Invesco ESG NASDAQ Next Gen 100 ETF (1)
Invesco NASDAQ 100 ETF (1)
Invesco NASDAQ Future Gen 200 ETF (1)
Invesco NASDAQ Next Gen 100 ETF (1)
Invesco QQQ Low Volatility ETF (2)
(1) Statement of operations for the year ended August 31, 2025 and statement of changes in net assets for the years ended August 31, 2025 and 2024
(2) Statement of operations  and statement of changes in net assets for the period December 2, 2024 (commencement of investment operations) through August 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

43

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco ESG NASDAQ 100 ETF	0%	100%	100%	0%	0%
Invesco ESG NASDAQ Next Gen 100 ETF	0%	90%	68%	0%	0%
Invesco NASDAQ 100 ETF	0%	100%	100%	0%	0%
Invesco NASDAQ Future Gen 200 ETF	0%	24%	21%	0%	0%
Invesco NASDAQ Next Gen 100 ETF	0%	95%	78%	0%	0%
Invesco QQQ Low Volatility ETF	0%	100%	100%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

44

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG NASDAQ Next Gen 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI Green Building ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500® Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 24, 2025 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

45

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF and for Invesco Senior Loan ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Senior Loan ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
●
0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
●
0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
●
0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
●
0.10% of the Fund’s average daily net assets for Invesco MSCI Global Climate 500 ETF and Invesco S&P 500 Minimum Variance ETF;
●
0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

46

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
●
0.13% of the Fund’s average daily net assets for Invesco S&P 500® Enhanced Value ETF and Invesco S&P 500® Momentum ETF;
●
0.15% of the Fund’s average daily net assets for Invesco Equal Weight
0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;
●
0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
●
0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;
●
0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
●
0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;
●
0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;
●
0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;
●
0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
●
0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco S&P SmallCap 600 GARP ETF;
●
0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco Nasdaq Free Cash Flow Achievers ETF, Invesco S&P 500 High Dividend Growers ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;
●
0.43% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. ETF;
●
0.47% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco RAFI Emerging Markets ETF;
●
0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;
●
0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
●
0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;
●
0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
●
0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
●
0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
●
0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The

47

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X

48

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500® Enhanced Value ETF	X		X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Global Clean Energy ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained

49

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco S&P SmallCap 600 GARP ETF or Invesco MSCI Global Climate 500 ETF because those Funds had not completed a full year of operations as of December 31, 2024. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 24, 2025.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

50

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 13 and April 24, 2025 Board meetings, and Invesco Advisers, Inc., in connection with the April 24, 2025 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

51

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

52

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-TIIQQQ-NCSR
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's PEO and PFO have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                         ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: November 7, 2025

By:       /s/ Kelli Gallegos

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:November 7, 2025